    As Filed with the Securities and Exchange Commission on April 18, 2012

                                                           File Nos. 333-102934
                                                                      811-09327

================================================================================

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 14

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 122

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                  Senior Vice President, General Counsel and
                                   Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 BETH A. BROWN
                               Corporate Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY, ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2012

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   ALLSTATE VARIABLE ANNUITY

   .   ALLSTATE VARIABLE ANNUITY - L SHARE

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.


Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 60* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):


 MORGAN STANLEY VARIABLE INVESTMENT     FIDELITY(R) VARIABLE INSURANCE
   SERIES (CLASS Y)                       PRODUCTS (SERVICE CLASS 2)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS II SHARES)                 PRODUCTS TRUST (CLASS 2)

 AIM VARIABLE INSURANCE FUNDS (INVESCO  GOLDMAN SACHS VARIABLE INSURANCE TRUST
   VARIABLE INSURANCE FUNDS)
   (SERIES II)                          PIMCO VARIABLE INSURANCE TRUST

 ALLIANCEBERNSTEIN VARIABLE PRODUCTS    PUTNAM VARIABLE TRUST (CLASS IB)
   SERIES FUND, INC. (CLASS B)


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2012, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 89 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work             10
                   -----------------------------------------
                      Expense Table                      11
                   -----------------------------------------
                      Financial Information              15
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      15
                   -----------------------------------------
                      Purchases                          18
                   -----------------------------------------
                      Contract Value                     19
                   -----------------------------------------
                      Investment Alternatives            42
                   -----------------------------------------
                        The Variable Sub-Accounts        42
                   -----------------------------------------
                        The Fixed Account Options        47
                   -----------------------------------------
                        Transfers                        51
                   -----------------------------------------
                      Expenses                           54
                   -----------------------------------------
                      Access to Your Money               59
                   -----------------------------------------
                      Income Payments                    61
                   -----------------------------------------
                      Death Benefits                     69
                   -----------------------------------------


                                                                 PAGE
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     77
          -----------------------------------------------------------
             Taxes                                                79
          -----------------------------------------------------------
             Annual Reports and Other Documents                   87
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   89
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  90
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                    91
          -----------------------------------------------------------
          APPENDIX C - EXAMPLE OF CALCULATION OF INCOME
           PROTECTION BENEFIT                                     93
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME
           BENEFITS                                               94
          -----------------------------------------------------------
          APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH
           BENEFITS                                               95
          -----------------------------------------------------------
          APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT                                                96
          -----------------------------------------------------------
          APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE -
           TRUERETURN ACCUMULATION BENEFIT                        98
          -----------------------------------------------------------
          APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   99
          -----------------------------------------------------------
          APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                           100
          -----------------------------------------------------------
          APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                           102
          -----------------------------------------------------------
          APPENDIX K - ACCUMULATION UNIT VALUES                  106
          -----------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                                    PAGE
       AB Factor                                                     21
       -----------------------------------------------------------------
       Accumulation Benefit                                          21
       -----------------------------------------------------------------
       Accumulation Phase                                            11
       -----------------------------------------------------------------
       Accumulation Unit                                             20
       -----------------------------------------------------------------
       Accumulation Unit Value                                       20
       -----------------------------------------------------------------
       Allstate Life ("We")                                           1
       -----------------------------------------------------------------
       Annuitant                                                     17
       -----------------------------------------------------------------
       Automatic Additions Program                                   19
       -----------------------------------------------------------------
       Automatic Portfolio Rebalancing Program                       54
       -----------------------------------------------------------------
       Beneficiary                                                   18
       -----------------------------------------------------------------
       Benefit Base (for the TrueReturn Accumulation Benefit
       Option)                                                       22
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome Withdrawal Benefit Option)   30
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome Plus Withdrawal Benefit
       Option)                                                       33
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome For Life Withdrawal
       Benefit Option)                                               38
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome Withdrawal Benefit
       Option)                                                       30
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome Plus Withdrawal
       Benefit Option)                                               33
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome For Life Withdrawal
       Benefit Option)                                               37
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Withdrawal
       Benefit Option)                                               30
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Plus
       Withdrawal Benefit Option)                                    33
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome For Life
       Withdrawal Benefit Option)                                    37
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome Withdrawal Benefit Option)   30
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome Plus Withdrawal Benefit
       Option)                                                       33
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome For Life Withdrawal
       Benefit Option)                                               37
       -----------------------------------------------------------------
       Co-Annuitant                                                  17
       -----------------------------------------------------------------
       *Contract                                                     16
       -----------------------------------------------------------------
       Contract Anniversary                                           7
       -----------------------------------------------------------------
       Contract Owner ("You")                                        16
       -----------------------------------------------------------------
       Contract Value                                                 7
       -----------------------------------------------------------------
       Contract Year                                                  8
       -----------------------------------------------------------------
       Dollar Cost Averaging Program                                 54
       -----------------------------------------------------------------
       Due Proof of Death                                            70
       -----------------------------------------------------------------
       Earnings Protection Death Benefit Option                      70
       -----------------------------------------------------------------
       Enhanced Beneficiary Protection (Annual Increase) Option      72
       -----------------------------------------------------------------


                                                                    PAGE
        Excess of Earnings Withdrawal                                72
        ----------------------------------------------------------------
        Fixed Account Options                                        49
        ----------------------------------------------------------------
        Free Withdrawal Amount                                       58
        ----------------------------------------------------------------
        Funds                                                         1
        ----------------------------------------------------------------
        Guarantee Option                                              7
        ----------------------------------------------------------------
        Guarantee Period Account                                     49
        ----------------------------------------------------------------
        Income Base                                                   7
        ----------------------------------------------------------------
        Income Plan                                                  62
        ----------------------------------------------------------------
        Income Protection Benefit Option                             65
        ----------------------------------------------------------------
        In-Force Earnings                                            72
        ----------------------------------------------------------------
        In-Force Premium                                             72
        ----------------------------------------------------------------
        Investment Alternatives                                      43
        ----------------------------------------------------------------
        IRA Contract                                                  7
        ----------------------------------------------------------------
        Issue Date                                                   11
        ----------------------------------------------------------------
        Market Value Adjustment                                      50
        ----------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option         73
        ----------------------------------------------------------------
        Payout Phase                                                 11
        ----------------------------------------------------------------
        Payout Start Date                                            62
        ----------------------------------------------------------------
        Payout Withdrawal                                            63
        ----------------------------------------------------------------
        Portfolios                                                   78
        ----------------------------------------------------------------
        Qualified Contract                                           16
        ----------------------------------------------------------------
        Retirement Income Guarantee Options                          57
        ----------------------------------------------------------------
        Return of Premium ("ROP") Death Benefit                      70
        ----------------------------------------------------------------
        Rider Anniversary                                            20
        ----------------------------------------------------------------
        Rider Application Date                                       16
        ----------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      21
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)    30
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      33
        ----------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      37
        ----------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)    7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)      7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                       7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                       7
        ----------------------------------------------------------------
        Rider Fee Percentage                                          7
        ----------------------------------------------------------------
        Rider Maturity Date                                          20
        ----------------------------------------------------------------
        Rider Period                                                 20
        ----------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              22
        ----------------------------------------------------------------


                               3     PROSPECTUS

                                                                 PAGE
           Rider Trade-In Option (for the SureIncome Withdrawal
           Benefit Option)                                        29
           ----------------------------------------------------------
           Right to Cancel                                        19
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       71
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       17
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirement Accounts               17
           ----------------------------------------------------------
           Standard Fixed Account Option                          52
           ----------------------------------------------------------
           SureIncome Covered Life                                38
           ----------------------------------------------------------
           SureIncome Option Fee                                  57
           ----------------------------------------------------------
           SureIncome Plus Option                                 33
           ----------------------------------------------------------
           SureIncome Plus Option Fee                             57
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option              37
           ----------------------------------------------------------
           SureIncome For Life Option                             37
           ----------------------------------------------------------
           SureIncome For Life Option Fee                         57
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option          37
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                           38
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   30
           ----------------------------------------------------------
           Systematic Withdrawal Program                          61
           ----------------------------------------------------------
           Tax Qualified Contract                                 84
           ----------------------------------------------------------
           Transfer Period Accounts                               23
           ----------------------------------------------------------
           Trial Examination Period                                6
           ----------------------------------------------------------


                                                                   PAGE
         TrueBalance/SM/ Asset Allocation Program                   49
         --------------------------------------------------------------
         TrueReturn/SM/ Accumulation Benefit Option                 57
         --------------------------------------------------------------
         Valuation Date                                             19
         --------------------------------------------------------------
         Variable Account                                           80
         --------------------------------------------------------------
         Variable Sub-Account                                        1
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                            30
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Plus
         Withdrawal Benefit Option)                                 34
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome for Life
         Withdrawal Benefit Option)                                 37
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                 30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                 34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome for
         Life Withdrawal Benefit Option)                            38
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                 30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                            34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         for Life Withdrawal Benefit Option)                        38
         --------------------------------------------------------------
         Withdrawal Benefit Option                                  30
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                              13
         --------------------------------------------------------------

* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The ALLSTATE VARIABLE ANNUITY CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS         We are no longer offering new contracts.

                          You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).
                          We may limit the cumulative amount of purchase payments to a maximum of
                          $1,000,000 in any Contract.
---------------------------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. See "Trial Examination Period"
                          for details.
---------------------------------------------------------------------------------------------------------
EXPENSES                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          ALLSTATE VARIABLE ANNUITY CONTRACTS

                          Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS

                          Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.
                          ALL CONTRACTS

                          Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17,
                             2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is
                             0.19%; up to 0.35% for future Contracts).

                          Annual contract maintenance charge of $30 (waived in certain cases).

                          If you select the MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
                             OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                          If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                             OPTION, you will pay an additional mortality and expense risk charge of
                             0.30%.

                          If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                             ("RIDER APPLICATION DATE").

                               6     PROSPECTUS

  If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
     ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER
     FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary ("CONTRACT
     ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
     Option or any Withdrawal Benefit Option.

  We discontinued offering the SUREINCOME WITHDRAWAL BENEFIT OPTION
     ("SUREINCOME OPTION") as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT BASE on each Contract Anniversary (see the SureIncome
     Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn
     Option or any other Withdrawal Benefit Option.

  If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
     ("SUREINCOME PLUS OPTION") you would pay an additional annual fee
     ("SUREINCOME PLUS OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary
     (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
     Option, a TrueReturn Option or any other Withdrawal Benefit Option.

  If you select the SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
     ("SUREINCOME FOR LIFE OPTION") you would pay an additional annual fee
     ("SUREINCOME FOR LIFE OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary
     (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
     Guarantee Option, a TrueReturn Option or any other Withdrawal
     Benefit Option.
  We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the Income Base in effect on a Contract Anniversary.

  We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME BASE in effect on a Contract
     Anniversary.

  If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION or
     SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL
     INDIVIDUAL RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER FEE") of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal

                               7     PROSPECTUS

                            Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at
                            any time prior to the time you elect to receive it.

                            * NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR CONTRACT OWNERS WHO ADDED
                            THESE OPTIONS PRIOR TO JANUARY 1, 2005. SEE PAGE 12 FOR DETAILS.

                         .   Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year ("CONTRACT
                             YEAR"), which we measure from the date we issue your Contract or a Contract
                             Anniversary.

                         .   State premium tax (if your state imposes one)

                         .   NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                            WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY TIME PRIOR TO THE
                            TIME YOU ELECT TO RECEIVE IT.
-----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   up to 3 Fixed Account Options that credit interest at rates we guarantee,
                             and

                         .   60* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Morgan Stanley Investment Management Inc.

                            .   Invesco Advisers, Inc.

                            .   AllianceBernstein L.P.

                            .   Fidelity Management & Research Company

                            .   Franklin Advisers, Inc.

                            .   Franklin Mutual Advisers, LLC

                            .   Goldman Sachs Asset Management, L.P.

                            .   Pacific Investment Management Company LLC

                            .   Putnam Investment Management, LLC

                            .   Templeton Investment Counsel, LLC
                            * Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about
                            Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

                         NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL STATES OR WITH ALL CONTRACTS.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
-----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM

                         .   TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-----------------------------------------------------------------------------------------------------------


                               8     PROSPECTUS

-------------------------------------------------------------------------------------------------
INCOME PAYMENTS  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 life income with guaranteed number of payments

                 joint and survivor life income with guaranteed number of payments guaranteed number of payments for a specified period

                 life income with cash refund

                 joint life income with cash refund

                 life income with installment refund

                 joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-------------------------------------------------------------------------------------------------
DEATH BENEFITS   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("RETURN OF
                 PREMIUM DEATH BENEFIT" or "ROP DEATH BENEFIT"), the death benefit options we currently offer include:

                 MAV DEATH BENEFIT OPTION;

                 ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION; AND

                 EARNINGS PROTECTION DEATH BENEFIT OPTION

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                 ("SUREINCOME ROP DEATH BENEFIT").
-------------------------------------------------------------------------------------------------
TRANSFERS        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                 Standard Fixed Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.
-------------------------------------------------------------------------------------------------
WITHDRAWALS      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
                 Payout Start Date are generally considered to come from the earnings in the
                 Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a MARKET VALUE
                 ADJUSTMENT may also apply.

                 If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value unless a
                 Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------------

                               9     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 61. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               10     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                         Number of Complete Years Since We Received the Purchase Payment
                                         Being Withdrawn/Applicable Charge:
    -------------------------------------------------------------------------------------------------------------
    Contract:                            0        1       2       3       4       5       6       7       8+
    Allstate Variable Annuity            7%       7%      6%      5%      4%      3%      2%      0%      0%
    Allstate Variable Annuity - L Share  7%       6%      5%      0%

    All Contracts:
    Annual Contract Maintenance Charge             $30**
    Transfer Fee                         up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                            1.10%              0.19%              1.29%
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                  1.50%              0.19%              1.69%
-------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

   MAV Death Benefit Option                                      0.20% (up to 0.30% for Options added in the future)
   Enhanced Beneficiary Protection (Annual Increase) Option      0.30%
   Earnings Protection Death Benefit Option (issue age 0-70)     0.25% (up to 0.35% for Options added in the future)
   Earnings Protection Death Benefit Option (issue age 71-79)    0.40% (up to 0.50% for Options added in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings    Mortality and Expense Administrative  Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                            2.00%              0.19%              2.19%
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                  2.40%              0.19%              2.59%
-------------------------------------------------------------------------------------------------------------------------

* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               11     PROSPECTUS

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE*

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE*

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      SureIncome Withdrawal Benefit Option                         0.50%**
      --------------------------------------------------------------------

* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

** Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*

(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

       RIG 1                                                        0.40%
       ------------------------------------------------------------------
       RIG 2                                                        0.55%
       ------------------------------------------------------------------

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option for
      Custodial Individual Retirement Accounts                     0.10%*
      -------------------------------------------------------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

                               12     PROSPECTUS

INCOME PROTECTION BENEFIT OPTION

(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

      Income Protection Benefit Option                             0.50%*
      -------------------------------------------------------------------

* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.51%   1.95%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2011 (except as otherwise noted).


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,166 $2,231  $3,223   $5,836  $1,204  $2,253   $3,050    $6,116
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $1,028 $1,833  $2,588   $4,717  $1,067  $1,861   $2,430    $5,047
--------------------------------------------------------------------------------------------------


                               13     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $571  $1,721  $2,883   $5,836   $609   $1,828   $3,050    $6,116
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $433  $1,323  $2,248   $4,717   $472   $1,436   $2,430    $5,047
--------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               14     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on

                               15     PROSPECTUS
the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

                               16     PROSPECTUS

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                               17     PROSPECTUS

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

                               18     PROSPECTUS

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

                               19     PROSPECTUS

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation
Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market - Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

      On the Rider Maturity Date (1/2/19):
      Accumulation Benefit      =
                                 Benefit Base on Rider Maturity Date X AB
                                 Factor
                                =$50,000 X 187.5%
                                =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

           On the Rider Maturity Date (1/2/19):
           Accumulation Benefit      =
                                      Benefit Base on Rider Maturity
                                      Date X AB Factor
                                     =$50,000 X 150.0%
                                     =$75,000

                               20     PROSPECTUS

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER
    CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract

                               21     PROSPECTUS
change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 GUARANTEE OPTION 1        GUARANTEE OPTION 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,5):

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Invesco V. I. High Yield Securities - Series II Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account

Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/

Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF U.S. Real Estate, Class II Sub-Account

--------------------------------------------------------------------------------
CATEGORY C

Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account
Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/
Invesco Van Kampen V. I. Global Value Equity - Series II Sub-Account Invesco Van Kampen V. I. Equity and Income - Series II Sub-Account/(1)/

Morgan Stanley VIS Strategist - Class Y Sub-Account
Invesco V. I. S&P 500 Index - Series II Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account

Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account/(1)(5)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/

Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account

                               22     PROSPECTUS

Fidelity VIP Growth & Income - Service Class 2 Sub-Account

Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
TVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account

Putnam VT Investors - Class IB Sub-Account/(2)/
Putnam VT George Putnam Balanced Fund - Class IB Sub - Account

Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account

Invesco Van Kampen V.I. Equity and Income - Series II Sub-Account

UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Value - Series II Sub-Account/(5)/

Invesco Van Kampen V.I. International Growth Equity - Series II Sub-Account

Invesco Van Kampen V.I. American Franchise - Series II Sub-Account/(5)/

Invesco Van Kampen V.I. Comstock - Series II Sub-Account
Invesco Van Kampen V.I. Growth and Income - Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1) Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/

AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco Van Kampen V.I. Mid Cap Growth - Series II Sub-Account

Invesco Van Kampen V.I. American Franchise - Series II Sub-Account/(5)/

--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V. I. High Yield Securities - Series II Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Invesco Van Kampen V.I Equity and Income - Series II Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*



5)Effective on or after April 30, 2012, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
      Invesco V.I. Basic Value -            Invesco Van Kampen V.I. Value
               Series II                      Opportunities - Series II
 -----------------------------------------------------------------------------
     Invesco V.I. Dividend Growth        Invesco V.I. Diversified Dividend -
              - Series II                             Series II
 -----------------------------------------------------------------------------
    Invesco Van Kampen V.I. Capital       Invesco Van Kampen V.I. American
          Growth - Series II                    Franchise - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------



  Effective as of August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account (formerly, the Invesco V.I. Basic Value
  - Series II Sub-Account), was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

MODEL PORTFOLIO OPTION 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

                               23     PROSPECTUS

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 5):

        MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Invesco V. I. High Yield - Series II Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account

Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/

Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/

--------------------------------------------------------------------------------
CATEGORY C

Morgan Stanley VIS Multi-Cap Growth - Class Y Sub-Account
Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/

Invesco Van Kampen V. I. Equity and Income - Series II Sub-Account/(1)/ Invesco V.I. S&P 500 Index - Series II Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account/(1)(5)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/

AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Mutual Shares Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/

Putnam VT George Putnam Balanced Fund - Class IB Sub-Account

Invesco Van Kampen V.I. Equity and Income, Series II Sub-Account

Invesco Van Kampen V.I. American Value, Series II Sub-Account

Invesco Van Kampen V.I. International Growth Equity, Series II Sub-Account Invesco Van Kampen V.I. Comstock, Series II Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
Invesco V.I. Global Core Equity - Series II Sub-Account/(5)/

Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Putnam VT International Equity - Class IB Sub-Account

Putnam VT Investors - Class IB Sub-Account/(2)/

Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account
UIF Growth, Class II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Franchise, Series II Sub-Account/(5)/

Invesco Van Kampen V.I. Mid Cap Growth, Series II Sub-Account
--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I. High Yield - Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income
  - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs,


                               24     PROSPECTUS
  through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




5)Effective on or after April 30, 2012, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Value - Series II       Invesco Van Kampen V.I. Value
                                              Opportunities - Series II
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth - Series   Invesco V.I. Diversified Dividend -
                  II                                  Series II
 -----------------------------------------------------------------------------
    Invesco Van Kampen V.I. Capital       Invesco Van Kampen V.I. American
          Growth - Series II                    Franchise - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity Fund
        Equity Fund - Series II                      - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value    Invesco Van Kampen V.I. American
         Portfolio - Series II                 Value Fund - Series II
 -----------------------------------------------------------------------------



  Effective as of August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account (formerly, the Invesco V.I. Basic Value
  - Series II Sub-Account), was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 5):

                           MODEL PORTFOLIO OPTION 2

                   (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                   AVAILABLE
--------------------------------------------------------------------------------

Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account
Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/
Invesco V. I. Global Core Equity - Series II Sub-Account/(5)/

Invesco V. I. High Yield - Series II Sub-Account/(1)/
Invesco Van Kampen V.I. Equity and Income - Series II Sub-Account/(1)/ Morgan Stanley VIS Income Plus - Class Y Sub-Account

Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/

Morgan Stanley VIS Money Market - Class Y Sub-Account
Invesco V.I. S&P 500 Index - Series II Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account/(1)(5)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/

Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/ FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/

--------------------------------------------------------------------------------
       MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account

Putnam VT George Putnam Balanced Fund - Class IB Sub-Account

Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF Emerging Markets Equity, Class II Sub-Account

Invesco Van Kampen V.I. Equity and Income, Series II Sub-Account

UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF U.S. Mid Cap Value, Class II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account

Invesco Van Kampen V.I. International Growth Equity, Series II Sub-Account

                               25     PROSPECTUS

Invesco Van Kampen V.I. American Franchise, Series II Sub-Account/(5)/

Invesco Van Kampen V.I. Comstock, Series II Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
--------------------------------------------------------------------------------
                                   EXCLUDED
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
Invesco Van Kampen V.I. American Franchise Fund - Series II Sub-Account/(5)/

AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco Van Kampen V.I. Mid Cap Growth, Series II Sub-Account


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I. High Yield - Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income
  - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5)Effective on or after April 30, 2012, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Value - Series II       Invesco Van Kampen V.I. Value
                                              Opportunities - Series II
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth - Series   Invesco V.I. Diversified Dividend -
                  II                                  Series II
 -----------------------------------------------------------------------------
    Invesco Van Kampen V.I. Capital       Invesco Van Kampen V.I. American
          Growth - Series II                    Franchise - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity Fund
        Equity Fund - Series II                      - Series II
 -----------------------------------------------------------------------------

  Effective as of August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account (formerly, the Invesco V.I. Basic Value
  - Series II Sub-Account), was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or

                               26     PROSPECTUS

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Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.


If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 73 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you

                               27     PROSPECTUS

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   select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider
   Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current

                               28     PROSPECTUS

Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to

                               29     PROSPECTUS
any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time

                               30     PROSPECTUS
will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
    85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.


The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the Death Benefits section starting on page 69.


                               31     PROSPECTUS

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For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit

                               32     PROSPECTUS

Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further

                               33     PROSPECTUS
withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

                               34     PROSPECTUS

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.


Refer to the Death Benefits section page 69 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.


The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 69.


For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below.

                               35     PROSPECTUS

Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.

We currently offer the following Withdrawal Benefit Factors:

                   ATTAINED AGE OF
               SUREINCOME COVERED LIFE WITHDRAWAL BENEFIT FACTOR
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                      70     +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT CHANGE.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a

                               36     PROSPECTUS

Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

                               37     PROSPECTUS

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.


Refer to the DEATH BENEFITS section page 69 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model

                               38     PROSPECTUS

Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a MODEL PORTFOLIO OPTION available as described below;

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

                               39     PROSPECTUS

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

                                   Available
--------------------------------------------------------------------------------

Morgan Stanley Multi Cap Growth - Class Y Sub-Account
Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/
Invesco Van Kampen V.I. Global Value Equity - Series II Sub-Account

Invesco V. I. High Yield - Series II Sub-Account//(1)/

Invesco Van Kampen V.I. Equity and Income - Series II Sub-Account/(1)/

Morgan Stanley VIS Income Plus - Class Y Sub-Account

Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/

Morgan Stanley VIS Money Market - Class Y Sub-Account
Invesco V.I. S&P 500 Index - Series II Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account/(1)(5)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/

Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/ FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/

PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account

Putnam VT George Putnam Balanced Fund - Class IB Sub-Account

Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF Emerging Markets Equity, Class II Sub-Account

Invesco Van Kampen V.I. Equity and Income, Series II Sub-Account

UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Value, Series II Sub-Account/(5)/ UIF U.S. Real Estate, Class II Sub-Account

Invesco Van Kampen V.I. International Growth Equity, Series II Sub-Account

Invesco Van Kampen V.I. American Franchise, Series II Sub-Account/(5)/

Invesco Van Kampen V.I. Comstock, Series II Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/

AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco Van Kampen V.I. Mid Cap Growth, Series II Sub-Account
--------------------------------------------------------------------------------

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V. I. High Yield - Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income
  - Class II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*



5)Effective on or after April 30, 2012, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Value - Series II       Invesco Van Kampen V.I. Value
                                              Opportunities - Series II
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth - Series   Invesco V.I. Diversified Dividend -
                  II                                  Series II
 -----------------------------------------------------------------------------
    Invesco Van Kampen V.I. Capital       Invesco Van Kampen V.I. American
          Growth - Series II                    Franchise - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------



  Effective as of August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account (formerly, the Invesco V.I. Basic Value
  - Series II Sub-Account), was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


                               40     PROSPECTUS

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

                               41     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 60* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617 OR GO TO
WWW.ACCESSALLSTATE.COM.


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      As a primary objective, growth of capital through
 Portfolio - Class Y                      investments in common stocks believed by the
                                          Investment Adviser to have potential for superior
                                          growth. As a secondary objective, income but only
                                          when consistent with its primary objective.            MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class Y/(1)/                 investments
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Both capital appreciation and current income
 Infrastructure Portfolio - Class Y/(2)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           As a primary objective, high level of current income
 Portfolio - Class Y                      by investing primarily in U.S. government
                                          securities and other fixed-income securities. As a
                                          secondary objective, capital appreciation but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y/(1)/                 preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return through a fully
 - Class Y                                managed investment policy utilizing equity, fixed-
                                          income and money market securities and the
                                          writing of covered call and put options.
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II           Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II/(2)/                            income securities of government and government-        MORGAN STANLEY INVESTMENT
                                          related issuers and, to a lesser extent, of corporate  MANAGEMENT INC.
                                          issuers in emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of issuers in
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of small
                                          companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
---------------------------------------------------------------------------------------------------------------------------


                               42     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American         Capital appreciation.
 Franchise Fund - Series II/(6)/
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock         Capital growth and income through investments in
 Portfolio - Series II                    equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Capital appreciation and current income.
 Income Portfolio, Series II
-------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund -   Long-term capital appreciation by investing primarily
 Series II/(6)/                           in equity securities of issuers throughout the world,
                                          including U.S. issuers                                 INVESCO ADVISERS, INC./(3)/
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Growth and       Long-term growth of capital and income.
 Income Portfolio - Series II
-------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund   Long-term growth of capital
 - Series II
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth   Capital growth
 Portfolio - Series II
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Value   Above-average total return over a market cycle of
 Fund - Series II/(6)/                    three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Value            Long-term growth of capital
 Opportunities Fund - Series II/(2)(6)/
-------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series   Growth of capital
 II/(4)/
-------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund   Reasonable current income and long term growth of
 - Series II/(6)/                         income and capital.
-------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities       High level of current income by investing in a
 Portfolio - Series II                    diversified portfolio consisting principally of fixed-
                                          income securities, which may include both
                                          non-convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series II/(2)/
-------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Portfolio -   Investment results that, before expenses, correspond
 Series II                                to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B/(2)/
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS International      Long-term growth of capital
 Value Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B/(2)/
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap      Long-term growth of capital
 Value Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio -  Long-term growth of capital
 Class B
-------------------------------------------------------------------------------------------------


                               43     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                    INVESTMENT ADVISOR:
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
----------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio   High total return through a combination
 - Service Class 2                        of current income and capital           FIDELITY MANAGEMENT &
                                          appreciation                            RESEARCH COMPANY
----------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio -     High level of current income, while
 Service Class 2                          also considering growth of capital
----------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
----------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is
 Service Class 2                          consistent with preservation of
                                          capital and liquidity.
----------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth           Capital appreciation
 Securities Fund - Class 2
----------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin High Income Securities    High level of current income with
 Fund - Class 2/(2)/                      capital appreciation as a secondary
                                          goal
----------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining
 Class 2                                  prospects for capital appreciation.
----------------------------------------------------------------------------------
FTVIP Mutual Global Discovery            Capital appreciation
 Securities Fund - Class 2                                                        FRANKLIN MUTUAL ADVISERS,
----------------------------------------------------------------------------------LLC
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a
 Class 2                                  secondary goal
----------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                TEMPLETON INVESTMENT
 - Class 2                                                                        COUNSEL, LLC
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Large Cap Value Fund   Long-term capital appreciation
----------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value          Long-term capital appreciation
 Fund/(1)/                                                                        GOLDMAN SACHS ASSET
----------------------------------------------------------------------------------MANAGEMENT, L.P.
Goldman Sachs VIT Structured Small Cap   Long-term growth of capital
 Equity Fund
----------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S.        Long-term growth of capital and
 Equity Fund                              dividend income
----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)        Seeks maximum real return, consistent
 Strategy Portfolio - Advisor Shares      with prudent investment management
----------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond          Seeks maximum total return, consistent   PACIFIC INVESTMENT
 Portfolio - Advisor Shares               with preservation of capital and        MANAGEMENT COMPANY LLC
                                          prudent investment management
----------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Seeks maximum real return, consistent
 Advisor Shares                           with preservation of real capital and
                                          prudent investment management
----------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Seeks maximum total return, consistent
 Advisor Shares                           with preservation of capital and
                                          prudent investment management
----------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
----------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund -  To provide a balanced investment
 Class IB                                 composed of a well diversified
                                          portfolio of stocks and bonds, which
                                          produce both capital growth and         PUTNAM INVESTMENT
                                          current income.                         MANAGEMENT, LLC
----------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB/(2)/
----------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB/(5)/ Long-term growth of capital and any increased income that results from
                                          this growth.
----------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------


                               44     PROSPECTUS

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(2)Effective May 1, 2005, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder
   - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors Fund - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



(6)Effective on or after April 30, 2012, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Value - Series II       Invesco Van Kampen V.I. Value
                                              Opportunities - Series II
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth - Series   Invesco V.I. Diversified Dividend -
                  II                                  Series II
 -----------------------------------------------------------------------------
    Invesco Van Kampen V.I. Capital       Invesco Van Kampen V.I. American
          Growth - Series II                    Franchise - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity Fund
        Equity Fund - Series II                      - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value    Invesco Van Kampen V.I. American
         Portfolio - Series II                 Value Fund - Series II
 -----------------------------------------------------------------------------



  Effective as of August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account (formerly, the Invesco V.I. Basic Value
  - Series II Sub-Account), was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions.

                               45     PROSPECTUS

By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent

                               46     PROSPECTUS
instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed
Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

                               47     PROSPECTUS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 53.


This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period
Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 53.


If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money
Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee

                               48     PROSPECTUS

Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity - L Share Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that

                               49     PROSPECTUS
allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed

                               50     PROSPECTUS

Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer

                               51     PROSPECTUS
transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

                               52     PROSPECTUS

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or

                               53     PROSPECTUS
telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Invesco Van Kampen V.I. Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Invesco Van Kampen V.I. Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

..   for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                   ALLSTATE VARIABLE ANNUITY            1.10%
                   ------------------------------------------
                   ALLSTATE VARIABLE ANNUITY - L SHARE  1.50%
                   ------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for

                               54     PROSPECTUS
assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the

                               55     PROSPECTUS

Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable

                               56     PROSPECTUS

Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 49 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The

                               57     PROSPECTUS
withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

                               58     PROSPECTUS

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 11-14. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 61.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax

                               59     PROSPECTUS
withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 48.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                               60     PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.

We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

                               61     PROSPECTUS

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time

                               62     PROSPECTUS
and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                         Number of Complete Years Since We Received the Purchase
                                         Payment Being Withdrawn/Applicable Charge:
    CONTRACT:                            0       1       2      3      4      5      6      7      8+
    -----------------------------------------------------------------------------------------------------
    Allstate Variable Annuity            7%      7%      6%     5%     4%     3%     2%     0%     0%
    Allstate Variable Annuity - L Share  7%      6%      5%     0%

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check

                               63     PROSPECTUS
with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the

                               64     PROSPECTUS
average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

Morgan Stanley Multi Cap Growth - Class Y Sub-Account
Invesco V.I. Diversified Dividend - Series II Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
Invesco Van Kampen V.I. Global Value Equity - Series II Sub-Account/(5)/

Invesco V. I. High Yield - Series II Sub-Account/(1)/

Invesco Van Kampen V.I. Equity and Income - Series II Sub-Account/(1)(5)/

Invesco V.I. S&P 500 Index - Series II Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account/(1)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/

AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/ FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/

PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares
Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account

Putnam VT George Putnam Balanced Fund - Class IB Sub-Account

Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account

Putnam VT Investors - Class IB Sub-Account/(2)/

Putnam VT Voyager - Class IB Sub-Account

UIF Growth, Class II Sub-Account

Invesco Van Kampen V.I. Equity and Income, Series II Sub-Account

UIF Global Franchise, Class II Sub-Account
Invesco Van Kampen V.I. American Value, Series II Sub-Account/(5)/ UIF U.S. Real Estate, Class II Sub-Account

Invesco Van Kampen V.I. International Growth Equity, Series II Sub-Account Invesco Van Kampen V.I. Comstock, Series II Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.



Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account

UIF Small Company Growth, Class II Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/
Invesco Van Kampen V.I. American Franchise, Series II Sub-Account/(5)/

Invesco Van Kampen V.I. Mid Cap Growth, Series II Sub-Account

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the
  AllianceBernstein VPS Growth and Income -Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V. I. High

                               65     PROSPECTUS

  Yield - Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income
  - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*



5)Effective on or after April 30, 2012, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Value - Series II       Invesco Van Kampen V.I. Value
                                              Opportunities - Series II
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth - Series   Invesco V.I. Diversified Dividend -
                  II                                  Series II
 -----------------------------------------------------------------------------
    Invesco Van Kampen V.I. Capital       Invesco Van Kampen V.I. American
          Growth - Series II                    Franchise - Series II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------



  Effective as of August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series II Sub-Account (formerly, the Invesco V.I. Basic Value
  - Series II Sub-Account), was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

                               66     PROSPECTUS

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

                               67     PROSPECTUS

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

CALCULATION OF INCOME BASE.

On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the

                               68     PROSPECTUS

   Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
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DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

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..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 73 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


..   The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

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After the 5% interest accumulation ends (3% in certain states), the Enhanced
Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 73, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

EARNINGS PROTECTION DEATH BENEFIT OPTION.

The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
    Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

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If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 73 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:


..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;


..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 73, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;


..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole

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New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

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The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

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SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

                               75     PROSPECTUS

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..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

..   The CSP Conditions are met.

..   The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   We have received proof satisfactory to us that the Co-Annuitant has died.

..   The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

..   the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

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MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further

                               77     PROSPECTUS
investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.


We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan
Stanley & Co. are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2011, consisted of the following:
Keane BPO, LLC (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance


                               78     PROSPECTUS
mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural

                               79     PROSPECTUS
persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract

                               80     PROSPECTUS
by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION
Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of


                               81     PROSPECTUS

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payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES.   The IRS has issued rulings that permit partial exchanges
of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For changes occurring between June 30, 2008 and October 23, 2011, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 59 1/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

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INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

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"Qualified distributions" from Roth IRAs are not included in gross income.
"Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another

                               84     PROSPECTUS

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exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


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ROTH INDIVIDUAL RETIREMENT ANNUITIES.  Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made

                               86     PROSPECTUS

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after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------


Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2011, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

                               87     PROSPECTUS

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               88     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------


     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS              2
     ----------------------------------------------------------------------
     THE CONTRACTS                                                      2
     ----------------------------------------------------------------------
        Purchase of Contracts                                           2
     ----------------------------------------------------------------------
        Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)     3
     ----------------------------------------------------------------------
     CALCULATION OF ACCUMULATION UNIT VALUES                            3
     ----------------------------------------------------------------------
        Net Investment Factor                                           3
     ----------------------------------------------------------------------
     CALCULATION OF VARIABLE INCOME PAYMENTS                            4
     ----------------------------------------------------------------------
     CALCULATION OF ANNUITY UNIT VALUES                                 5
     ----------------------------------------------------------------------
     GENERAL MATTERS                                                    5
     ----------------------------------------------------------------------


               Incontestability                                 5
            -------------------------------------------------------
               Settlements                                      5
            -------------------------------------------------------
               Safekeeping of the Variable Account's Assets     5
            -------------------------------------------------------
                  Premium Taxes                                 6
            -------------------------------------------------------
                  Tax Reserves                                  6
            -------------------------------------------------------
            EXPERTS                                             6
            -------------------------------------------------------
            FINANCIAL STATEMENTS                                6
            -------------------------------------------------------
            APPENDIX A - ACCUMULATION UNIT VALUES
            -------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               89     PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

                                                   Allstate
                                   Allstate        Variable
                                   Variable      Annuity - L
                Feature            Annuity          Share
                --------------- --------------  --------------
                                 3 to 6 month    3 to 6 month
                                   transfer        transfer
                                   periods         periods
                                7 to 12 month   7 to 12 month
                DCA Fixed          transfer        transfer
                Account Option     periods         periods
                -----------------------------------------------
                                1-, 3-*, 5-*,
                                 and 7-* year
                Standard Fixed    guarantee
                Account Option     periods           N/A
                -----------------------------------------------
                                 3-, 5-, 7-,     3-, 5-, 7-,
                MVA Fixed        and 10- year    and 10- year
                Account           guarantee       guarantee
                Option**           periods         periods
                -----------------------------------------------
                Mortality and
                Expense
                Risk Charge
                (Base Contract)     1.10%           1.50%
                -----------------------------------------------
                Withdrawal
                Charge
                (% of purchase  7/ 7/ 6/ 5/ 4/
                payment)             3/ 2          7/ 6/ 5
                -----------------------------------------------
                                Confinement,    Confinement,
                Withdrawal      Terminal        Terminal
                Charge          Illness,        Illness,
                Waivers         Unemployment    Unemployment
                -----------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

* Available only in states in which the MVA Fixed Account Option is not offered.

**Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
  Options are offered.

                               90     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                   Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Variable Annuity*

                        EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1:  Calculate Contract Value at End of Contract Year 3: =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate the Free Withdrawal Amount:               =   .15 X $10,000 = $1500
Step 3:  Calculate the Withdrawal Charge:                    =   .06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment:              I   =   4.50%
                                                             J   =   4.20%
                                                                     730 DAYS
                                                             N   =             = 2
                                                                     365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J +
                                                             .0025)] X N
                                                             =   .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                                             Market Value Adjustment = Market Value
                                                             Adjustment Factor X Amount
                                                             Subject To Market Value Adjustment:
                                                             =   .0009 X $11,411.66 = $10.27
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                             =   $11,411.66 - $510 + $10.27 = $10,911.93

                               91     PROSPECTUS

                          EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1:  Calculate Contract Value at End of Contract Year 3: =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate The Free Withdrawal Amount:               =   .15 X $10,000 = $1,500
Step 3:  Calculate the Withdrawal Charge:                    =   0.06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment:              I   =   4.50%
                                                             J   =   4.80%
                                                                     730 DAYS
                                                             N   =             = 2
                                                                     365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J +
                                                             .0025)] X N
                                                             =   .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                             Market Value Adjustment = Market Value
                                                             Adjustment Factor X Amount Subject To Market
                                                             Value Adjustment:
                                                             =   -.0099 X $11,411.66 = -$112.98
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                             =   $11,411.66 - $510 - $112.98 = $10,788.68

* These examples assume the election of the ALLSTATE VARIABLE ANNUITY CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT, which has different expenses and withdrawal charges.

                               92     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

              Adjusted age of
              Annuitant on the Payout
              Start Date:               65
              ---------------------------------------------------
              Sex of Annuitant:         male
              ---------------------------------------------------
              Income Plan selected:     1
              ---------------------------------------------------
              Payment frequency:        monthly
              ---------------------------------------------------
              Amount applied to
              variable income payments
              under the Income Plan:    $100,000.00
              ---------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

              Assumed investment rate:  3%
              ---------------------------------------------------
              Guaranteed minimum        85% of the initial
              variable income payment:  variable amount income
                                        value
              ---------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               93     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000.

                                                           Income Benefit Amount
                                                  ---------------------------------------
                            Beginning              Contract     Maximum
             Type of        Contract  Transaction Value After Anniversary       5%
 Date       Occurrence        Value     Amount    Occurrence     Value    Roll-Up Value**
-----------------------------------------------------------------------------------------
1/1/04 Contract Anniversary  $55,000          _     $55,000     $55,000       $52,500
-----------------------------------------------------------------------------------------
7/1/04  Partial Withdrawal   $60,000    $15,000     $45,000     $41,250       $40,176
-----------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                 (a)            $15,000
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                    (b)            $60,000
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                    (c)            $55,000
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                [(a)/(b)]*(c)       $13,750
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                  $41,250
----------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
----------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                           (a)            $15,000
----------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                    (b)            $60,000
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes
181 days worth of interest on $52,500 and $54,600, respectively)                          (c)            $53,786
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                      (d)            $ 2,625
----------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of
interest)                                                                        (e) = (d) * 1.05 ^-0.5  $ 2,562
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                         (b') = (b) - (d)     $57,375
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                (c') = (c) - (e)     $51,224
----------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                           (a') = (a) - (d)     $12,375
----------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                            (a') /(b') * (c')     $11,048
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                           (b') - (a')        $45,000
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                                     $40,176
----------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               94     PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                      Death Benefit Amount
                                                                --------------------------------
                              Beginning              Contract   Purchase   Maximum    Enhanced
               Type of        Contract  Transaction Value After Payment  Anniversary Beneficiary
  Date        Occurrence        Value     Amount    Occurrence   Value      Value      Value**
------------------------------------------------------------------------------------------------
1/1/2008 Contract Anniversary  $55,000          _     $55,000   $50,000    $55,000     $52,500
------------------------------------------------------------------------------------------------
7/1/2008  Partial Withdrawal   $60,000    $15,000     $45,000   $37,500    $41,250     $40,339
------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)       $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)       $60,000
-------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)       $50,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c)  $12,500
-------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                    $37,500
-------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)       $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)       $60,000
-------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)       $55,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c)  $13,750
-------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                    $41,250
-------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)       $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)       $60,000
-------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on $52,500 and $54,600, respectively)       (c)       $53,786
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c)  $13,446
-------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                    $40,339
-------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               95     PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+ $0 - $0)
In-Force Earnings                                  =   $25,000
                                                       ($125,000- $100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40% * $25,000 = $10,000

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000-$5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000+$0-$5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$19,000=$7,600

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the

                               96     PROSPECTUS

Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000+$40,000-$30,000)
In-Force Earnings                                  =   $20,000
                                                       .($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+$0-$0)
In-Force Earnings                                  =   $50,000
                                                       ($150,000-$100,000)
Earnings Protection Death Benefit**                =   40%*$50,000=$20,000
Contract Value                                     =   $150,000
Death Benefit                                      =   $160,000
Earnings Protection Death Benefit                  =   $20,000
Continuing Contract Value                          =   $180,000
                                                       ($160,000+$20,000)

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               97     PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2007

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

                                  Beginning              Contract
                   Type of        Contract  Transaction Value After Benefit
      Date        Occurrence        Value     Amount    Occurrence   Base
    -----------------------------------------------------------------------
    1/2/2008 Contract Anniversary  $55,000          _     $55,000   $50,000
    -----------------------------------------------------------------------
    7/2/2008  Partial Withdrawal   $60,000    $15,000     $45,000   $37,500
    -----------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

-------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)      $15,000
-------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)      $60,000
-------------------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal       (c)      $50,000
-------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c) $12,500
-------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                               $37,500
-------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               98     PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400. The Benefit
Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               99     PROSPECTUS

APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              100     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              101     PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              102     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              103     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              104     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              105     PROSPECTUS

APPENDIX K - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the Invesco V.I. Mid Cap Core Equity Fund--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Large Cap Value Fund Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Invesco V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return--Advisor Shares Sub-Account and the Invesco Van Kampen V.I. International Growth Equity Fund--Series II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund - Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.


  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2011 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)   SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth -         Invesco V.I. Diversified Dividend -
 Series II                              Series II
 Invesco V.I. Basic Value - Series II   Invesco Van Kampen V.I. Value
                                        Opportunities - Series II
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth - Series II                     Franchise - Series II
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity Fund
 Equity Fund - Series II                - Series II
 Invesco Van Kampen V.I. Mid Cap Value  Invesco Van Kampen V.I. American
 Portfolio - Series II                  Value Fund - Series II
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
  - Series II.


                              106     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                   2003       $10.000      $12.313      186,043
                                                                   2004       $12.313      $13.518      415,731
                                                                   2005       $13.518      $13.957      444,440
                                                                   2006       $13.957      $16.118      392,648
                                                                   2007       $16.118      $16.682      336,404
                                                                   2008       $16.682       $9.766      303,800
                                                                   2009        $9.766      $11.601      269,512
                                                                   2010       $11.601      $12.917      234,256
                                                                   2011       $12.917      $13.525      156,985
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                   2003       $10.000      $12.479       84,678
                                                                   2004       $12.479      $14.108      170,808
                                                                   2005       $14.108      $15.547      369,989
                                                                   2006       $15.547      $15.157      387,737
                                                                   2007       $15.157      $16.855      356,669
                                                                   2008       $16.855       $9.550      305,855
                                                                   2009        $9.550      $12.525      289,591
                                                                   2010       $12.525      $14.193      243,621
                                                                   2011       $14.193      $14.146      200,172
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                   2005       $10.000      $11.902      347,354
                                                                   2006       $11.902      $15.875      662,259
                                                                   2007       $15.875      $16.544      645,090
                                                                   2008       $16.544       $7.629      670,721
                                                                   2009        $7.629      $10.118      567,122
                                                                   2010       $10.118      $10.417      530,629
                                                                   2011       $10.417       $8.284      501,353
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                   2003       $10.000      $11.511       61,318
                                                                   2004       $11.511      $12.311      104,368
                                                                   2005       $12.311      $13.956      129,269
                                                                   2006       $13.956      $13.688      116,723
                                                                   2007       $13.688      $15.350      109,489
                                                                   2008       $15.350       $9.118       91,770
                                                                   2009        $9.118      $12.341       77,990
                                                                   2010       $12.341      $13.379       53,765
                                                                   2011       $13.379      $12.775       40,933
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                   2003       $10.000      $13.642      128,236
                                                                   2004       $13.642      $16.034      220,201
                                                                   2005       $16.034      $16.877      394,485
                                                                   2006       $16.877      $19.026      422,123
                                                                   2007       $19.026      $19.066      377,632
                                                                   2008       $19.066      $12.092      342,681
                                                                   2009       $12.092      $17.028      285,949
                                                                   2010       $17.028      $21.278      246,911
                                                                   2011       $21.278      $19.193      187,137


                              107     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                              2005       $10.000      $10.978       46,526
                                                              2006       $10.978      $13.383       85,825
                                                              2007       $13.383      $16.121       86,127
                                                              2008       $16.121      $10.064       59,080
                                                              2009       $10.064      $10.904            0
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                              2005       $10.000      $10.757       58,921
                                                              2006       $10.757      $12.852      107,014
                                                              2007       $12.852      $12.157       92,965
                                                              2008       $12.157       $7.078       73,569
                                                              2009        $7.078       $8.456       67,766
                                                              2010        $8.456       $9.301       55,429
                                                              2011        $9.301       $8.834       48,835
------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                              2005       $10.000      $11.917      557,027
                                                              2006       $11.917      $13.108      934,340
                                                              2007       $13.108      $15.177      953,870
                                                              2008       $15.177       $8.586      906,812
                                                              2009        $8.586      $11.481      842,828
                                                              2010       $11.481      $13.251      782,880
                                                              2011       $13.251      $12.716      577,610
------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                              2005       $10.000      $11.114      148,705
                                                              2006       $11.114      $12.382      257,982
                                                              2007       $12.382      $13.670      244,669
                                                              2008       $13.670       $7.840      250,198
                                                              2009        $7.840       $9.830      230,522
                                                              2010        $9.830      $11.114      221,910
                                                              2011       $11.114      $11.120      191,412
------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                              2005       $10.000      $10.498      130,227
                                                              2006       $10.498      $11.506      227,510
                                                              2007       $11.506      $11.645      234,374
                                                              2008       $11.645       $8.605      210,481
                                                              2009        $8.605      $12.186      179,059
                                                              2010       $12.186      $13.673      158,631
                                                              2011       $13.673      $13.999      135,359
------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                              2005       $10.000      $12.136      226,223
                                                              2006       $12.136      $13.466      356,831
                                                              2007       $13.466      $15.330      369,677
                                                              2008       $15.330       $9.139      324,260
                                                              2009        $9.139      $12.607      321,406
                                                              2010       $12.607      $16.000      308,116
                                                              2011       $16.000      $14.080      206,809


                              108     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1




                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                              2006       $10.000      $10.235      114,860
                                                              2007       $10.235      $10.603      159,940
                                                              2008       $10.603      $10.755      520,911
                                                              2009       $10.755      $10.667      464,222
                                                              2010       $10.667      $10.537      375,839
                                                              2011       $10.537      $10.403      315,165
------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                              2005       $10.000      $11.178       40,690
                                                              2006       $11.178      $11.608       94,418
                                                              2007       $11.608      $13.099       92,942
                                                              2008       $13.099       $8.364       90,854
                                                              2009        $8.364      $10.978       87,018
                                                              2010       $10.978      $12.591       86,487
                                                              2011       $12.591      $11.832       84,137
------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                              2004       $10.000      $10.717      126,010
                                                              2005       $10.717      $10.930      201,704
                                                              2006       $10.930      $11.800      182,881
                                                              2007       $11.800      $11.963      173,502
                                                              2008       $11.963       $9.048      157,840
                                                              2009        $9.048      $12.745      126,761
                                                              2010       $12.745      $14.248      120,554
                                                              2011       $14.248      $14.706       78,938
------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                              2004       $10.000      $11.263      117,847
                                                              2005       $11.263      $11.297      701,458
                                                              2006       $11.297      $13.185      908,698
                                                              2007       $13.185      $13.503      885,514
                                                              2008       $13.503       $9.376      810,005
                                                              2009        $9.376      $12.550      729,159
                                                              2010       $12.550      $13.958      645,367
                                                              2011       $13.958      $14.107      535,353
------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                              2005       $10.000      $11.405       76,341
                                                              2006       $11.405      $13.854      155,329
                                                              2007       $13.854      $15.294      183,230
                                                              2008       $15.294      $10.801      172,918
                                                              2009       $10.801      $13.148      162,316
                                                              2010       $13.148      $14.530      159,207
                                                              2011       $14.530      $13.919      143,035


                              109     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                        2004       $10.000      $10.974       89,975
                                                        2005       $10.974      $11.976      415,887
                                                        2006       $11.976      $13.995      488,856
                                                        2007       $13.995      $14.294      445,687
                                                        2008       $14.294       $8.874      404,303
                                                        2009        $8.874      $11.041      333,595
                                                        2010       $11.041      $12.119      277,117
                                                        2011       $12.119      $11.838      237,390
------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                        2004       $10.000      $11.543       91,246
                                                        2005       $11.543      $12.553      664,497
                                                        2006       $12.553      $15.049      828,191
                                                        2007       $15.049      $17.150      745,295
                                                        2008       $17.150      $10.093      641,464
                                                        2009       $10.093      $13.653      575,128
                                                        2010       $13.653      $14.610      506,308
                                                        2011       $14.610      $12.888      453,275
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                        2005       $10.000      $10.546      109,697
                                                        2006       $10.546      $12.766      149,560
                                                        2007       $12.766      $12.633      161,324
                                                        2008       $12.633       $8.266      137,300
                                                        2009        $8.266       $9.654      160,660
                                                        2010        $9.654      $10.596      115,320
                                                        2011       $10.596       $9.722      106,309
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                        2005       $10.000      $11.401      203,640
                                                        2006       $11.401      $13.074      222,560
                                                        2007       $13.074      $13.247      203,257
                                                        2008       $13.247       $8.275      163,375
                                                        2009        $8.275      $10.876      148,557
                                                        2010       $10.876      $13.420      128,149
                                                        2011       $13.420      $12.403      111,768
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                        2005       $10.000      $11.367      347,710
                                                        2006       $11.367      $12.598      450,996
                                                        2007       $12.598      $10.356      463,960
                                                        2008       $10.356       $6.763      422,890
                                                        2009        $6.763       $8.523      384,856
                                                        2010        $8.523      $10.948      336,667
                                                        2011       $10.948      $10.879      278,687


                              110     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                       2005       $10.000      $11.295      154,801
                                                       2006       $11.295      $12.587      252,665
                                                       2007       $12.587      $12.132      262,920
                                                       2008       $12.132       $7.600      251,425
                                                       2009        $7.600       $9.089      221,142
                                                       2010        $9.089      $10.124      201,152
                                                       2011       $10.124      $10.398      171,843
-----------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                       2003       $10.000      $12.922       93,006
                                                       2004       $12.922      $14.138      197,926
                                                       2005       $14.138      $14.713      205,195
                                                       2006       $14.713      $16.404      175,011
                                                       2007       $16.404      $16.412      160,793
                                                       2008       $16.412       $7.791      177,479
                                                       2009        $7.791      $11.363      148,519
                                                       2010       $11.363      $11.995      127,880
                                                       2011       $11.995      $11.439      105,881
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                       2003       $10.000      $12.268       41,151
                                                       2004       $12.268      $12.876       74,440
                                                       2005       $12.876      $13.801       78,672
                                                       2006       $13.801      $14.449       66,299
                                                       2007       $14.449      $15.935       62,808
                                                       2008       $15.935       $9.024       55,950
                                                       2009        $9.024      $10.753       53,464
                                                       2010       $10.753      $12.229       46,413
                                                       2011       $12.229      $11.092       41,810
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                       2006       $10.000      $10.804       59,634
                                                       2007       $10.804      $11.504       52,025
                                                       2008       $11.504       $7.913       49,165
                                                       2009        $7.913       $9.996       44,333
                                                       2010        $9.996      $10.780       40,181
                                                       2011       $10.780      $10.610       39,159
-----------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
                                                       2003       $10.000      $12.260      237,797
                                                       2004       $12.260      $13.095      556,690
                                                       2005       $13.095      $13.619      590,383
                                                       2006       $13.619      $14.900      513,182
                                                       2007       $14.900      $15.280      433,504
                                                       2008       $15.280       $9.584      394,305
                                                       2009        $9.584      $11.725      311,712
                                                       2010       $11.725      $12.754      273,597
                                                       2011       $12.754      $12.582      206,876


                              111     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                         2003       $10.000      $12.971      150,827
                                                         2004       $12.971      $14.679      331,007
                                                         2005       $14.679      $15.385      355,868
                                                         2006       $15.385      $18.468      304,398
                                                         2007       $18.468      $19.462      274,405
                                                         2008       $19.462      $11.317      240,021
                                                         2009       $11.317      $12.972      199,739
                                                         2010       $12.972      $14.326      177,987
                                                         2011       $14.326      $15.462            0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                         2003       $10.000      $11.331       95,060
                                                         2004       $11.331      $12.255      191,354
                                                         2005       $12.255      $12.330      181,345
                                                         2006       $12.330      $13.268      165,461
                                                         2007       $13.268      $13.607      142,464
                                                         2008       $13.607      $10.315      111,487
                                                         2009       $10.315      $14.690       90,257
                                                         2010       $14.690      $15.944       74,319
                                                         2011       $15.944      $15.999       58,774
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                         2003       $10.000      $11.666       83,633
                                                         2004       $11.666      $12.750      132,998
                                                         2005       $12.750      $13.430      130,194
                                                         2006       $13.430      $15.108      112,840
                                                         2007       $15.108      $15.339       84,148
                                                         2008       $15.339      $11.137       66,790
                                                         2009       $11.137      $13.731       59,867
                                                         2010       $13.731      $15.199       48,617
                                                         2011       $15.199      $16.184            0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                         2011       $10.000       $8.279      200,401
-------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                         2004       $10.000      $10.826       41,968
                                                         2005       $10.826      $11.463       87,736
                                                         2006       $11.463      $12.559       75,209
                                                         2007       $12.559      $13.547       66,771
                                                         2008       $13.547       $9.537       63,651
                                                         2009        $9.537      $12.224       58,380
                                                         2010       $12.224      $13.729       53,132
                                                         2011       $13.729      $12.671       44,645


                              112     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                                 2003       $10.000      $12.114       380,784
                                                                 2004       $12.114      $13.188       779,233
                                                                 2005       $13.188      $13.596     1,205,985
                                                                 2006       $13.596      $15.462     1,252,976
                                                                 2007       $15.462      $16.026     1,151,976
                                                                 2008       $16.026       $9.923     1,135,623
                                                                 2009        $9.923      $12.348     1,011,779
                                                                 2010       $12.348      $13.967       900,102
                                                                 2011       $13.967      $13.999       620,524
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                 2003       $10.000      $11.853       105,623
                                                                 2004       $11.853      $12.493       143,473
                                                                 2005       $12.493      $13.275       181,523
                                                                 2006       $13.275      $13.448       174,613
                                                                 2007       $13.448      $15.483       157,178
                                                                 2008       $15.483       $7.777       145,869
                                                                 2009        $7.777      $12.715       140,339
                                                                 2010       $12.715      $15.007       122,371
                                                                 2011       $15.007      $13.867        98,771
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                 2003       $10.000      $12.525       611,638
                                                                 2004       $12.525      $14.519     1,368,363
                                                                 2005       $14.519      $14.921     2,024,042
                                                                 2006       $14.921      $17.092     2,064,458
                                                                 2007       $17.092      $16.478     1,899,584
                                                                 2008       $16.478      $10.442     1,630,400
                                                                 2009       $10.442      $13.235     1,426,710
                                                                 2010       $13.235      $15.115     1,220,309
                                                                 2011       $15.115      $14.606     1,021,451
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                 2003       $10.000      $11.622       125,143
                                                                 2004       $11.622      $12.793       215,383
                                                                 2005       $12.793      $13.561       424,921
                                                                 2006       $13.561      $15.070       488,356
                                                                 2007       $15.070      $15.374       463,892
                                                                 2008       $15.374      $11.734       366,052
                                                                 2009       $11.734      $14.187       339,381
                                                                 2010       $14.187      $15.689       287,074
                                                                 2011       $15.689      $15.286       283,842
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES II
                                                                 2011       $10.000      $12.554       127,266


                              113     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1




                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                         2003       $10.000      $12.423       346,255
                                                                         2004       $12.423      $13.994       706,160
                                                                         2005       $13.994      $15.157       998,766
                                                                         2006       $15.157      $17.352     1,008,188
                                                                         2007       $17.352      $17.559       900,886
                                                                         2008       $17.559      $11.750       780,887
                                                                         2009       $11.750      $14.394       719,108
                                                                         2010       $14.394      $15.941       593,027
                                                                         2011       $15.941      $15.380       500,922
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                         2006       $10.000      $10.761        66,650
                                                                         2007       $10.761      $12.136        72,239
                                                                         2008       $12.136       $6.166        96,162
                                                                         2009        $6.166       $8.311        86,149
                                                                         2010        $8.311       $9.016        84,235
                                                                         2011        $9.016       $9.828             0
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                         2003       $10.000      $12.864        64,393
                                                                         2004       $12.864      $14.589        91,273
                                                                         2005       $14.589      $16.001        90,402
                                                                         2006       $16.001      $16.573        90,586
                                                                         2007       $16.573      $19.237        81,088
                                                                         2008       $19.237      $10.095        75,417
                                                                         2009       $10.095      $15.583        70,514
                                                                         2010       $15.583      $19.577        54,925
                                                                         2011       $19.577      $17.516        48,586
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                         2003       $10.000      $13.408       162,337
                                                                         2004       $13.408      $15.158       366,700
                                                                         2005       $15.158      $16.781       592,052
                                                                         2006       $16.781      $19.981       628,145
                                                                         2007       $19.981      $21.249       569,614
                                                                         2008       $21.249      $12.287       535,515
                                                                         2009       $12.287      $16.878       440,565
                                                                         2010       $16.878      $20.356       359,531
                                                                         2011       $20.356      $20.260       293,048
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                         2003       $10.000      $11.505        30,741
                                                                         2004       $11.505      $13.660        45,533
                                                                         2005       $13.660      $15.420        95,239
                                                                         2006       $15.420      $18.270        90,617
                                                                         2007       $18.270      $21.647        86,092
                                                                         2008       $21.647      $14.221        80,258
                                                                         2009       $14.221      $16.681        44,277
                                                                         2010       $16.681      $17.576        41,418
                                                                         2011       $17.576      $20.095        33,660


                              114     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1




                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                             2003       $10.000      $12.234        24,578
                                                             2004       $12.234      $13.583        35,573
                                                             2005       $13.583      $16.455        37,997
                                                             2006       $16.455      $17.484        37,633
                                                             2007       $17.484      $20.603        35,654
                                                             2008       $20.603      $10.372        34,174
                                                             2009       $10.372      $17.308        37,731
                                                             2010       $17.308      $21.481        25,726
                                                             2011       $21.481      $19.594        20,965
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                             2003       $10.000      $12.690        65,859
                                                             2004       $12.690      $14.090       102,460
                                                             2005       $14.090      $15.071        94,898
                                                             2006       $15.071      $19.322        90,663
                                                             2007       $19.322      $21.998        81,637
                                                             2008       $21.998      $12.411        71,612
                                                             2009       $12.411      $15.609        63,468
                                                             2010       $15.609      $16.480        56,422
                                                             2011       $16.480      $14.665        50,201
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                             2003       $10.000      $12.603        10,209
                                                             2004       $12.603      $13.968        19,661
                                                             2005       $13.968      $14.677        18,678
                                                             2006       $14.677      $17.147        17,635
                                                             2007       $17.147      $19.748        13,437
                                                             2008       $19.748      $10.924        12,351
                                                             2009       $10.924      $10.445             0
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                             2003       $10.000      $10.311       285,576
                                                             2004       $10.311      $10.694     1,071,611
                                                             2005       $10.694      $10.881     2,234,712
                                                             2006       $10.881      $11.315     2,686,693
                                                             2007       $11.315      $11.808     2,527,529
                                                             2008       $11.808      $10.594     1,986,494
                                                             2009       $10.594      $12.789     1,790,282
                                                             2010       $12.789      $13.761     1,572,045
                                                             2011       $13.761      $14.224     1,319,372


                              115     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For The Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                                            2003       $10.000      $10.018       337,847
                                                                            2004       $10.018      $10.005       691,339
                                                                            2005       $10.005      $10.025     1,064,766
                                                                            2006       $10.025      $10.295     1,070,500
                                                                            2007       $10.295      $10.446       951,430
                                                                            2008       $10.446       $8.742       779,527
                                                                            2009        $8.742       $9.109       716,650
                                                                            2010        $9.109       $9.191       583,997
                                                                            2011        $9.191       $9.295       445,327
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                                            2003       $10.000       $9.936       184,536
                                                                            2004        $9.936       $9.868       812,228
                                                                            2005        $9.868       $9.988     1,150,064
                                                                            2006        $9.988      $10.289     1,226,200
                                                                            2007       $10.289      $10.629     1,227,382
                                                                            2008       $10.629      $10.723     1,158,126
                                                                            2009       $10.723      $10.586     1,026,288
                                                                            2010       $10.586      $10.450       858,610
                                                                            2011       $10.450      $10.317       675,122
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                            2003       $10.000      $11.884       180,194
                                                                            2004       $11.884      $13.005       463,438
                                                                            2005       $13.005      $15.136       529,631
                                                                            2006       $15.136      $15.526       475,152
                                                                            2007       $15.526      $18.273       433,093
                                                                            2008       $18.273       $9.425       414,460
                                                                            2009        $9.425      $15.895       310,698
                                                                            2010       $15.895      $19.993       279,782
                                                                            2011       $19.993      $18.361       250,814
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                            2003       $10.000      $12.034       156,369
                                                                            2004       $12.034      $13.080       290,870
                                                                            2005       $13.080      $13.953       341,132
                                                                            2006       $13.953      $15.805       321,608
                                                                            2007       $15.805      $16.907       283,081
                                                                            2008       $16.907      $12.650       228,394
                                                                            2009       $12.650      $14.914       237,057
                                                                            2010       $14.914      $15.678       224,263
                                                                            2011       $15.678      $14.218       165,645
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR SHARES
                                                                            2006       $10.000       $9.517        40,712
                                                                            2007        $9.517      $11.567        50,173
                                                                            2008       $11.567       $6.411        51,624
                                                                            2009        $6.411       $8.961        76,870
                                                                            2010        $8.961      $10.991        85,668
                                                                            2011       $10.991      $10.031       121,676


                              116     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1




                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                               2006       $10.000      $10.732       10,024
                                                               2007       $10.732      $11.200       13,492
                                                               2008       $11.200       $9.434       13,090
                                                               2009        $9.434      $12.149       20,723
                                                               2010       $12.149      $13.438       21,287
                                                               2011       $13.438      $14.090       18,978
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                               2006       $10.000      $10.146       37,825
                                                               2007       $10.146      $11.073       71,055
                                                               2008       $11.073      $10.151      126,069
                                                               2009       $10.151      $11.851      203,245
                                                               2010       $11.851      $12.635      181,438
                                                               2011       $12.635      $13.914      152,768
-------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                               2006       $10.000      $10.329      311,062
                                                               2007       $10.329      $11.077      456,710
                                                               2008       $11.077      $11.450      458,173
                                                               2009       $11.450      $12.880      652,330
                                                               2010       $12.880      $13.732      598,564
                                                               2011       $13.732      $14.031      540,321
-------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                               2009       $10.000       $8.191      321,699
                                                               2010        $8.191       $9.104      293,986
                                                               2011        $9.104       $9.160      267,769
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                               2003       $10.000      $11.342       59,242
                                                               2004       $11.342      $12.114       89,594
                                                               2005       $12.114      $12.437      105,484
                                                               2006       $12.437      $13.740       97,467
                                                               2007       $13.740      $13.692       92,913
                                                               2008       $13.692       $8.011       71,820
                                                               2009        $8.011       $9.934       65,216
                                                               2010        $9.934      $10.868       58,715
                                                               2011       $10.868      $11.025       56,562
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2003       $10.000      $12.318        8,159
                                                               2004       $12.318      $13.510       83,914
                                                               2005       $13.510      $14.034       93,677
                                                               2006       $14.034      $16.057       80,043
                                                               2007       $16.057      $14.892       74,546
                                                               2008       $14.892       $9.011       72,093
                                                               2009        $9.011      $11.547       54,941
                                                               2010       $11.547      $13.037       42,887
                                                               2011       $13.037      $12.272       32,445


                              117     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.000      $12.688       71,672
                                                   2004       $12.688      $14.553      165,086
                                                   2005       $14.553      $16.118      239,237
                                                   2006       $16.118      $20.321      238,989
                                                   2007       $20.321      $21.736      222,845
                                                   2008       $21.736      $12.025      193,760
                                                   2009       $12.025      $14.794      172,893
                                                   2010       $14.794      $16.068      135,957
                                                   2011       $16.068      $13.175      103,342
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.000      $12.184        8,159
                                                   2004       $12.184      $13.547        5,886
                                                   2005       $13.547      $14.550        4,547
                                                   2006       $14.550      $16.364        3,355
                                                   2007       $16.364      $15.317        3,106
                                                   2008       $15.317       $9.140        2,276
                                                   2009        $9.140      $11.803        2,256
                                                   2010       $11.803      $13.273        2,240
                                                   2011       $13.273      $13.108        2,481
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2005       $10.000      $10.948      254,363
                                                   2006       $10.948      $12.538      372,360
                                                   2007       $12.538      $11.770      355,677
                                                   2008       $11.770       $6.418      365,722
                                                   2009        $6.418       $6.045            0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2003       $10.000      $11.752       63,955
                                                   2004       $11.752      $12.184      135,230
                                                   2005       $12.184      $12.712      164,024
                                                   2006       $12.712      $13.230      169,816
                                                   2007       $13.230      $13.780      155,642
                                                   2008       $13.780       $8.565      145,665
                                                   2009        $8.565      $13.856      135,902
                                                   2010       $13.856      $16.522      110,339
                                                   2011       $16.522      $13.398       82,424
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2003       $10.000      $11.319       32,114
                                                   2004       $11.319      $12.299      141,903
                                                   2005       $12.299      $13.614      159,451
                                                   2006       $13.614      $14.891      158,346
                                                   2007       $14.891      $15.638      147,971
                                                   2008       $15.638      $13.124      121,506
                                                   2009       $13.124      $16.856      109,210
                                                   2010       $16.856      $18.259       88,226
                                                   2011       $18.259      $19.265       64,103


                              118     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                       2003       $10.000      $14.912       35,093
                                                       2004       $14.912      $18.105      100,831
                                                       2005       $18.105      $23.907      166,567
                                                       2006       $23.907      $32.371      223,116
                                                       2007       $32.371      $44.878      201,793
                                                       2008       $44.878      $19.162      160,087
                                                       2009       $19.162      $32.178      142,501
                                                       2010       $32.178      $37.782      115,955
                                                       2011       $37.782      $30.494      106,196
-----------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.251       91,178
                                                       2004       $12.251      $13.637      311,486
                                                       2005       $13.637      $15.073      581,451
                                                       2006       $15.073      $18.080      726,809
                                                       2007       $18.080      $19.591      683,552
                                                       2008       $19.591      $13.741      578,764
                                                       2009       $13.741      $17.574      497,576
                                                       2010       $17.574      $19.784      418,112
                                                       2011       $19.784      $21.297      369,041
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $11.715      121,087
                                                       2004       $11.715      $12.423      179,761
                                                       2005       $12.423      $14.161      189,322
                                                       2006       $14.161      $14.512      176,167
                                                       2007       $14.512      $17.427      199,929
                                                       2008       $17.427       $8.713      135,126
                                                       2009        $8.713      $14.203      117,702
                                                       2010       $14.203      $17.191       99,028
                                                       2011       $17.191      $16.453       77,957
-----------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.116      104,776
                                                       2004       $13.116      $15.727      190,348
                                                       2005       $15.727      $18.210      270,496
                                                       2006       $18.210      $19.618      310,882
                                                       2007       $19.618      $23.743      294,553
                                                       2008       $23.743      $12.464      267,442
                                                       2009       $12.464      $19.361      207,754
                                                       2010       $19.361      $25.279      163,878
                                                       2011       $25.279      $23.163      126,912


                              119     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.621      104,846
                                                  2004       $13.621      $15.993      150,004
                                                  2005       $15.993      $17.821      165,471
                                                  2006       $17.821      $19.674      151,653
                                                  2007       $19.674      $19.994      135,433
                                                  2008       $19.994      $11.755      122,362
                                                  2009       $11.755      $17.016      104,428
                                                  2010       $17.016      $21.258       81,572
                                                  2011       $21.258      $19.156       68,574
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $10.000      $12.785       95,259
                                                  2004       $12.785      $17.172      267,480
                                                  2005       $17.172      $19.791      385,379
                                                  2006       $19.791      $26.896      379,250
                                                  2007       $26.896      $21.962      330,940
                                                  2008       $21.962      $13.428      286,772
                                                  2009       $13.428      $17.032      246,512
                                                  2010       $17.032      $21.776      199,546
                                                  2011       $21.776      $22.713      171,972



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.


                              120     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                   2003       $10.000      $12.238      30,085
                                                                   2004       $12.238      $13.313      30,581
                                                                   2005       $13.313      $13.621      32,696
                                                                   2006       $13.621      $15.586      30,707
                                                                   2007       $15.586      $15.984      24,486
                                                                   2008       $15.984       $9.271      20,315
                                                                   2009        $9.271      $10.914      12,376
                                                                   2010       $10.914      $12.041      11,728
                                                                   2011       $12.041      $12.493       5,973
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                   2003       $10.000      $12.403       5,243
                                                                   2004       $12.403      $13.894       6,926
                                                                   2005       $13.894      $15.172       6,809
                                                                   2006       $15.172      $14.657       6,796
                                                                   2007       $14.657      $16.149       6,783
                                                                   2008       $16.149       $9.067       6,959
                                                                   2009        $9.067      $11.783       5,803
                                                                   2010       $11.783      $13.230       4,467
                                                                   2011       $13.230      $13.067       4,037
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                   2005       $10.000      $11.829       3,437
                                                                   2006       $11.829      $15.635       3,209
                                                                   2007       $15.635      $16.144      11,918
                                                                   2008       $16.144       $7.376      15,561
                                                                   2009        $7.376       $9.694      16,226
                                                                   2010        $9.694       $9.889      17,324
                                                                   2011        $9.889       $7.793      20,046
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                   2003       $10.000      $11.441       5,752
                                                                   2004       $11.441      $12.124      11,686
                                                                   2005       $12.124      $13.620      11,685
                                                                   2006       $13.620      $13.237      11,263
                                                                   2007       $13.237      $14.708      11,262
                                                                   2008       $14.708       $8.657      11,026
                                                                   2009        $8.657      $11.609      11,026
                                                                   2010       $11.609      $12.472       9,603
                                                                   2011       $12.472      $11.800       5,377


                              121     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                             2003       $10.000      $13.558       5,419
                                                             2004       $13.558      $15.791       7,226
                                                             2005       $15.791      $16.471       7,449
                                                             2006       $16.471      $18.399       7,250
                                                             2007       $18.399      $18.269       5,854
                                                             2008       $18.269      $11.481       4,030
                                                             2009       $11.481      $16.019       2,222
                                                             2010       $16.019      $19.835       1,769
                                                             2011       $19.835      $17.729         908
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                             2005       $10.000      $10.911       1,315
                                                             2006       $10.911      $13.180         293
                                                             2007       $13.180      $15.732         273
                                                             2008       $15.732       $9.731       1,452
                                                             2009        $9.731      $10.473           0
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                             2005       $10.000      $10.691           0
                                                             2006       $10.691      $12.657           0
                                                             2007       $12.657      $11.863           0
                                                             2008       $11.863       $6.844           0
                                                             2009        $6.844       $8.102           0
                                                             2010        $8.102       $8.830           0
                                                             2011        $8.830       $8.310           0
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.844       6,441
                                                             2006       $11.844      $12.910       6,854
                                                             2007       $12.910      $14.810       5,944
                                                             2008       $14.810       $8.301       3,333
                                                             2009        $8.301      $10.999       8,133
                                                             2010       $10.999      $12.580       3,549
                                                             2011       $12.580      $11.962       3,089
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.046         366
                                                             2006       $11.046      $12.194       1,882
                                                             2007       $12.194      $13.340       6,674
                                                             2008       $13.340       $7.580       7,366
                                                             2009        $7.580       $9.417       6,626
                                                             2010        $9.417      $10.551       6,679
                                                             2011       $10.551      $10.461       6,437


                              122     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                              2005       $10.000      $10.434       3,328
                                                              2006       $10.434      $11.331       2,044
                                                              2007       $11.331      $11.364       1,883
                                                              2008       $11.364       $8.320         764
                                                              2009        $8.320      $11.675         459
                                                              2010       $11.675      $12.981         449
                                                              2011       $12.981      $13.169         427
------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                              2005       $10.000      $12.062         290
                                                              2006       $12.062      $13.262         269
                                                              2007       $13.262      $14.959         251
                                                              2008       $14.959       $8.836       1,649
                                                              2009        $8.836      $12.078       2,487
                                                              2010       $12.078      $15.190         196
                                                              2011       $15.190      $13.245         176
------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                              2006       $10.000      $10.172           0
                                                              2007       $10.172      $10.441       4,439
                                                              2008       $10.441      $10.495       8,295
                                                              2009       $10.495      $10.314      18,960
                                                              2010       $10.314      $10.095       5,453
                                                              2011       $10.095       $9.876       5,278
------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                              2005       $10.000      $11.110           0
                                                              2006       $11.110      $11.432           0
                                                              2007       $11.432      $12.782       5,150
                                                              2008       $12.782       $8.087       5,196
                                                              2009        $8.087      $10.518       5,010
                                                              2010       $10.518      $11.953       4,872
                                                              2011       $11.953      $11.130       4,980
------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                              2004       $10.000      $10.652       1,781
                                                              2005       $10.652      $10.764       2,337
                                                              2006       $10.764      $11.515       2,364
                                                              2007       $11.515      $11.568       3,061
                                                              2008       $11.568       $8.669       2,025
                                                              2009        $8.669      $12.100       1,670
                                                              2010       $12.100      $13.404       1,579
                                                              2011       $13.404      $13.709       1,505


                              123     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.194       1,924
                                                      2005       $11.194      $11.126       2,412
                                                      2006       $11.126      $12.868       2,245
                                                      2007       $12.868      $13.057       1,492
                                                      2008       $13.057       $8.984       1,577
                                                      2009        $8.984      $11.915       3,077
                                                      2010       $11.915      $13.131       2,990
                                                      2011       $13.131      $13.150       2,778
----------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                      2005       $10.000      $11.335       3,984
                                                      2006       $11.335      $13.644       3,791
                                                      2007       $13.644      $14.925       3,586
                                                      2008       $14.925      $10.444       3,182
                                                      2009       $10.444      $12.597       1,348
                                                      2010       $12.597      $13.794       1,262
                                                      2011       $13.794      $13.094       1,169
----------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $10.907       7,597
                                                      2005       $10.907      $11.795       8,427
                                                      2006       $11.795      $13.658       8,625
                                                      2007       $13.658      $13.822       8,002
                                                      2008       $13.822       $8.502       7,984
                                                      2009        $8.502      $10.482       2,974
                                                      2010       $10.482      $11.401       2,980
                                                      2011       $11.401      $11.035       2,826
----------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.472           0
                                                      2005       $11.472      $12.363       1,345
                                                      2006       $12.363      $14.686       1,891
                                                      2007       $14.686      $16.583       1,366
                                                      2008       $16.583       $9.670       2,607
                                                      2009        $9.670      $12.962       3,304
                                                      2010       $12.962      $13.744       2,228
                                                      2011       $13.744      $12.014       2,371
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                      2005       $10.000      $10.481         693
                                                      2006       $10.481      $12.573         531
                                                      2007       $12.573      $12.327         551
                                                      2008       $12.327       $7.992         538
                                                      2009        $7.992       $9.249         573
                                                      2010        $9.249      $10.060         579
                                                      2011       $10.060       $9.146         615


                              124     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                         2005       $10.000      $11.331           0
                                                         2006       $11.331      $12.875           0
                                                         2007       $12.875      $12.926           0
                                                         2008       $12.926       $8.001           0
                                                         2009        $8.001      $10.420           0
                                                         2010       $10.420      $12.740           0
                                                         2011       $12.740      $11.667           0
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                         2005       $10.000      $11.298         607
                                                         2006       $11.298      $12.407       1,238
                                                         2007       $12.407      $10.106       1,346
                                                         2008       $10.106       $6.539       2,010
                                                         2009        $6.539       $8.166       2,421
                                                         2010        $8.166      $10.393       1,185
                                                         2011       $10.393      $10.234       1,177
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                         2005       $10.000      $11.226         791
                                                         2006       $11.226      $12.397       1,419
                                                         2007       $12.397      $11.839       6,517
                                                         2008       $11.839       $7.349       6,690
                                                         2009        $7.349       $8.708       7,054
                                                         2010        $8.708       $9.611       7,071
                                                         2011        $9.611       $9.781       6,625
-------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                         2003       $10.000      $12.843       2,967
                                                         2004       $12.843      $13.924       4,311
                                                         2005       $13.924      $14.359       3,964
                                                         2006       $14.359      $15.863       3,935
                                                         2007       $15.863      $15.725       3,632
                                                         2008       $15.725       $7.397       1,439
                                                         2009        $7.397      $10.689         213
                                                         2010       $10.689      $11.181         227
                                                         2011       $11.181      $10.565         232
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                         2003       $10.000      $12.193       1,401
                                                         2004       $12.193      $12.681         895
                                                         2005       $12.681      $13.468         890
                                                         2006       $13.468      $13.972         885
                                                         2007       $13.972      $15.268         880
                                                         2008       $15.268       $8.567         872
                                                         2009        $8.567      $10.116           0
                                                         2010       $10.116      $11.399           0
                                                         2011       $11.399      $10.245           0


                              125     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                         2006       $10.000      $10.738       8,630
                                                         2007       $10.738      $11.329       8,588
                                                         2008       $11.329       $7.721       8,530
                                                         2009        $7.721       $9.665       8,483
                                                         2010        $9.665      $10.328       8,437
                                                         2011       $10.328      $10.072         405
-------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
                                                         2003       $10.000      $12.185      20,116
                                                         2004       $12.185      $12.897      18,199
                                                         2005       $12.897      $13.291      22,604
                                                         2006       $13.291      $14.408      20,625
                                                         2007       $14.408      $14.641      19,418
                                                         2008       $14.641       $9.099      13,916
                                                         2009        $9.099      $11.030       8,360
                                                         2010       $11.030      $11.889       7,909
                                                         2011       $11.889      $11.622       4,437
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                         2003       $10.000      $12.892       5,234
                                                         2004       $12.892      $14.457      11,314
                                                         2005       $14.457      $15.014      12,341
                                                         2006       $15.014      $17.859      11,659
                                                         2007       $17.859      $18.647      11,536
                                                         2008       $18.647      $10.745      11,196
                                                         2009       $10.745      $12.203       7,090
                                                         2010       $12.203      $13.354       6,673
                                                         2011       $13.354      $14.370           0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                         2003       $10.000      $11.262       5,624
                                                         2004       $11.262      $12.069       5,399
                                                         2005       $12.069      $12.033       7,464
                                                         2006       $12.033      $12.830       7,040
                                                         2007       $12.830      $13.037       6,708
                                                         2008       $13.037       $9.794       6,374
                                                         2009        $9.794      $13.820       1,346
                                                         2010       $13.820      $14.863       1,346
                                                         2011       $14.863      $14.779       1,346
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                         2003       $10.000      $11.595         388
                                                         2004       $11.595      $12.556         388
                                                         2005       $12.556      $13.106       6,319
                                                         2006       $13.106      $14.610       5,300
                                                         2007       $14.610      $14.697       4,876
                                                         2008       $14.697      $10.574       4,428
                                                         2009       $10.574      $12.917           0
                                                         2010       $12.917      $14.168           0
                                                         2011       $14.168      $15.042           0


                              126     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                        2011       $10.000       $7.860      10,076
------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                        2004       $10.000      $10.760           0
                                                        2005       $10.760      $11.290           0
                                                        2006       $11.290      $12.256           0
                                                        2007       $12.256      $13.099           0
                                                        2008       $13.099       $9.137           0
                                                        2009        $9.137      $11.605           0
                                                        2010       $11.605      $12.915           0
                                                        2011       $12.915      $11.811           0
------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                        2003       $10.000      $12.040      15,094
                                                        2004       $12.040      $12.988      15,844
                                                        2005       $12.988      $13.268      23,949
                                                        2006       $13.268      $14.953      22,947
                                                        2007       $14.953      $15.355      28,701
                                                        2008       $15.355       $9.421      28,554
                                                        2009        $9.421      $11.617      26,320
                                                        2010       $11.617      $13.020      26,155
                                                        2011       $13.020      $12.931       8,009
------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                        2003       $10.000      $11.781       7,119
                                                        2004       $11.781      $12.304       5,330
                                                        2005       $12.304      $12.955       4,868
                                                        2006       $12.955      $13.004       4,578
                                                        2007       $13.004      $14.835       4,090
                                                        2008       $14.835       $7.383       2,959
                                                        2009        $7.383      $11.962       1,813
                                                        2010       $11.962      $13.989           0
                                                        2011       $13.989      $12.809           0
------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                        2003       $10.000      $12.449      73,598
                                                        2004       $12.449      $14.299      44,257
                                                        2005       $14.299      $14.561      49,881
                                                        2006       $14.561      $16.529      49,325
                                                        2007       $16.529      $15.788      50,066
                                                        2008       $15.788       $9.913      38,421
                                                        2009        $9.913      $12.451      21,619
                                                        2010       $12.451      $14.090      18,655
                                                        2011       $14.090      $13.491       9,842


                              127     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                          2003       $10.000      $11.551       4,382
                                                                          2004       $11.551      $12.599       8,845
                                                                          2005       $12.599      $13.234       7,060
                                                                          2006       $13.234      $14.573       7,902
                                                                          2007       $14.573      $14.731       5,965
                                                                          2008       $14.731      $11.140         776
                                                                          2009       $11.140      $13.347         768
                                                                          2010       $13.347      $14.625         763
                                                                          2011       $14.625      $14.120         758
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES II
                                                                          2011       $10.000      $11.596       1,673
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                          2003       $10.000      $12.347      52,658
                                                                          2004       $12.347      $13.782      27,103
                                                                          2005       $13.782      $14.792      32,255
                                                                          2006       $14.792      $16.780      30,931
                                                                          2007       $16.780      $16.825      29,153
                                                                          2008       $16.825      $11.155       9,573
                                                                          2009       $11.155      $13.541       6,001
                                                                          2010       $13.541      $14.860       5,552
                                                                          2011       $14.860      $14.206       4,995
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                          2006       $10.000      $10.695           0
                                                                          2007       $10.695      $11.951       7,868
                                                                          2008       $11.951       $6.017       9,863
                                                                          2009        $6.017       $8.036       9,439
                                                                          2010        $8.036       $8.638       9,658
                                                                          2011        $8.638       $9.388           0
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                                                                          2003       $10.000      $12.785         428
                                                                          2004       $12.785      $14.368       1,015
                                                                          2005       $14.368      $15.616         429
                                                                          2006       $15.616      $16.027         427
                                                                          2007       $16.027      $18.433         424
                                                                          2008       $18.433       $9.585         216
                                                                          2009        $9.585      $14.660           0
                                                                          2010       $14.660      $18.250           0
                                                                          2011       $18.250      $16.180           0


                              128     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                    2003       $10.000      $13.327      13,892
                                                                    2004       $13.327      $14.928       9,406
                                                                    2005       $14.928      $16.376      10,565
                                                                    2006       $16.376      $19.322      10,421
                                                                    2007       $19.322      $20.360      12,160
                                                                    2008       $20.360      $11.665      11,195
                                                                    2009       $11.665      $15.878       9,150
                                                                    2010       $15.878      $18.975       8,826
                                                                    2011       $18.975      $18.714       5,125
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                    2003       $10.000      $11.435       1,101
                                                                    2004       $11.435      $13.453       1,096
                                                                    2005       $13.453      $15.048       1,052
                                                                    2006       $15.048      $17.668       1,007
                                                                    2007       $17.668      $20.742         962
                                                                    2008       $20.742      $13.501         894
                                                                    2009       $13.501      $15.693          48
                                                                    2010       $15.693      $16.385           0
                                                                    2011       $16.385      $18.562           0
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                    2003       $10.000      $12.159         189
                                                                    2004       $12.159      $13.377         951
                                                                    2005       $13.377      $16.058         951
                                                                    2006       $16.058      $16.908         951
                                                                    2007       $16.908      $19.741         951
                                                                    2008       $19.741       $9.847         951
                                                                    2009        $9.847      $16.283         762
                                                                    2010       $16.283      $20.024         762
                                                                    2011       $20.024      $18.099         762
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                    2003       $10.000      $12.613       3,061
                                                                    2004       $12.613      $13.877       3,942
                                                                    2005       $13.877      $14.708       3,940
                                                                    2006       $14.708      $18.685       3,935
                                                                    2007       $18.685      $21.078       3,931
                                                                    2008       $21.078      $11.783       3,926
                                                                    2009       $11.783      $14.684       3,494
                                                                    2010       $14.684      $15.362       3,491
                                                                    2011       $15.362      $13.546       3,488


                              129     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                             2003       $10.000      $12.526          979
                                                             2004       $12.526      $13.757            0
                                                             2005       $13.757      $14.323            0
                                                             2006       $14.323      $16.581            0
                                                             2007       $16.581      $18.922            0
                                                             2008       $18.922      $10.371            0
                                                             2009       $10.371       $9.888            0
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                             2003       $10.000      $10.248       36,354
                                                             2004       $10.248      $10.532       31,834
                                                             2005       $10.532      $10.619       50,822
                                                             2006       $10.619      $10.942       41,532
                                                             2007       $10.942      $11.314       42,065
                                                             2008       $11.314      $10.058       22,447
                                                             2009       $10.058      $12.031       17,766
                                                             2010       $12.031      $12.828       15,605
                                                             2011       $12.828      $13.139       14,082
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                             2003       $10.000       $9.957       22,303
                                                             2004        $9.957       $9.853       25,373
                                                             2005        $9.853       $9.783       23,571
                                                             2006        $9.783       $9.955       22,489
                                                             2007        $9.955      $10.008       21,727
                                                             2008       $10.008       $8.300       18,154
                                                             2009        $8.300       $8.569        1,103
                                                             2010        $8.569       $8.567        1,072
                                                             2011        $8.567       $8.586        1,044
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                             2003       $10.000       $9.875       45,906
                                                             2004        $9.875       $9.719      100,138
                                                             2005        $9.719       $9.747      106,824
                                                             2006        $9.747       $9.950      102,072
                                                             2007        $9.950      $10.185        9,365
                                                             2008       $10.185      $10.180        6,937
                                                             2009       $10.180       $9.959       20,745
                                                             2010        $9.959       $9.742        7,966
                                                             2011        $9.742       $9.530        5,569


                              130     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                            2003       $10.000      $11.812      22,754
                                                                            2004       $11.812      $12.808      25,327
                                                                            2005       $12.808      $14.771      23,766
                                                                            2006       $14.771      $15.014      22,872
                                                                            2007       $15.014      $17.509      19,501
                                                                            2008       $17.509       $8.948      10,965
                                                                            2009        $8.948      $14.953      10,337
                                                                            2010       $14.953      $18.637       8,454
                                                                            2011       $18.637      $16.960       7,847
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                            2003       $10.000      $11.961      14,926
                                                                            2004       $11.961      $12.882      15,995
                                                                            2005       $12.882      $13.617      13,820
                                                                            2006       $13.617      $15.284      12,721
                                                                            2007       $15.284      $16.199      11,588
                                                                            2008       $16.199      $12.010       2,185
                                                                            2009       $12.010      $14.030       1,977
                                                                            2010       $14.030      $14.615       1,845
                                                                            2011       $14.615      $13.133       1,710
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR SHARES
                                                                            2006       $10.000       $9.458           0
                                                                            2007        $9.458      $11.391         796
                                                                            2008       $11.391       $6.255       1,548
                                                                            2009        $6.255       $8.664         971
                                                                            2010        $8.664      $10.530         970
                                                                            2011       $10.530       $9.523       1,019
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                            2006       $10.000      $10.666           0
                                                                            2007       $10.666      $11.029           0
                                                                            2008       $11.029       $9.206         502
                                                                            2009        $9.206      $11.747           0
                                                                            2010       $11.747      $12.874           0
                                                                            2011       $12.874      $13.376           0
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                            2006       $10.000      $10.084           0
                                                                            2007       $10.084      $10.905         416
                                                                            2008       $10.905       $9.905       5,427
                                                                            2009        $9.905      $11.459       4,137
                                                                            2010       $11.459      $12.105         806
                                                                            2011       $12.105      $13.210         729


                              131     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                       2006       $10.000      $10.265           0
                                                       2007       $10.265      $10.908      11,176
                                                       2008       $10.908      $11.173      14,260
                                                       2009       $11.173      $12.453      15,405
                                                       2010       $12.453      $13.157      14,701
                                                       2011       $13.157      $13.321      14,031
-----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                       2009       $10.000       $7.847       5,922
                                                       2010        $7.847       $8.643       5,941
                                                       2011        $8.643       $8.617       5,683
-----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                       2003       $10.000      $11.273           0
                                                       2004       $11.273      $11.931       1,133
                                                       2005       $11.931      $12.137           0
                                                       2006       $12.137      $13.287           0
                                                       2007       $13.287      $13.119           0
                                                       2008       $13.119       $7.606           0
                                                       2009        $7.606       $9.346           0
                                                       2010        $9.346      $10.131           0
                                                       2011       $10.131      $10.184           0
-----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                       2003       $10.000      $12.243      14,285
                                                       2004       $12.243      $13.306      12,788
                                                       2005       $13.306      $13.695      11,515
                                                       2006       $13.695      $15.528      10,443
                                                       2007       $15.528      $14.269       5,977
                                                       2008       $14.269       $8.555       4,752
                                                       2009        $8.555      $10.863       2,431
                                                       2010       $10.863      $12.152       2,163
                                                       2011       $12.152      $11.335       1,889
-----------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                       2003       $10.000      $12.611         128
                                                       2004       $12.611      $14.333       2,233
                                                       2005       $14.333      $15.730       1,975
                                                       2006       $15.730      $19.651       1,950
                                                       2007       $19.651      $20.827       1,940
                                                       2008       $20.827      $11.417       1,959
                                                       2009       $11.417      $13.918       1,731
                                                       2010       $13.918      $14.978         970
                                                       2011       $14.978      $12.169         918


                              132     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                      2003       $10.000      $12.109           0
                                                      2004       $12.109      $13.342           0
                                                      2005       $13.342      $14.199           0
                                                      2006       $14.199      $15.825           0
                                                      2007       $15.825      $14.676           0
                                                      2008       $14.676       $8.678           0
                                                      2009        $8.678      $11.104           0
                                                      2010       $11.104      $12.373           0
                                                      2011       $12.373      $12.107           0
----------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                      2005       $10.000      $10.881       1,554
                                                      2006       $10.881      $12.348         902
                                                      2007       $12.348      $11.485       5,080
                                                      2008       $11.485       $6.206       6,006
                                                      2009        $6.206       $5.838           0
----------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                      2003       $10.000      $11.680       2,470
                                                      2004       $11.680      $11.999       2,601
                                                      2005       $11.999      $12.405       2,052
                                                      2006       $12.405      $12.794       2,064
                                                      2007       $12.794      $13.203         201
                                                      2008       $13.203       $8.131         217
                                                      2009        $8.131      $13.035         174
                                                      2010       $13.035      $15.402         164
                                                      2011       $15.402      $12.376         198
----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                      2003       $10.000      $11.250      15,238
                                                      2004       $11.250      $12.113         793
                                                      2005       $12.113      $13.286         676
                                                      2006       $13.286      $14.400         593
                                                      2007       $14.400      $14.984         508
                                                      2008       $14.984      $12.460         409
                                                      2009       $12.460      $15.857           0
                                                      2010       $15.857      $17.021           0
                                                      2011       $17.021      $17.795           0
----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                      2003       $10.000      $14.821      12,008
                                                      2004       $14.821      $17.831         578
                                                      2005       $17.831      $23.331       1,273
                                                      2006       $23.331      $31.304       1,273
                                                      2007       $31.304      $43.002       1,297
                                                      2008       $43.002      $18.193         833
                                                      2009       $18.193      $30.272         830
                                                      2010       $30.272      $35.220         729
                                                      2011       $35.220      $28.167         757


                              133     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $12.176       1,170
                                                   2004       $12.176      $13.430       4,254
                                                   2005       $13.430      $14.710      12,144
                                                   2006       $14.710      $17.484      12,292
                                                   2007       $17.484      $18.771      11,242
                                                   2008       $18.771      $13.046       8,277
                                                   2009       $13.046      $16.533       6,919
                                                   2010       $16.533      $18.443       4,966
                                                   2011       $18.443      $19.672       3,004
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                   2003       $10.000      $11.643         732
                                                   2004       $11.643      $12.234       1,444
                                                   2005       $12.234      $13.820       2,590
                                                   2006       $13.820      $14.033       2,582
                                                   2007       $14.033      $16.697       2,573
                                                   2008       $16.697       $8.272       2,559
                                                   2009        $8.272      $13.362       1,640
                                                   2010       $13.362      $16.025       1,636
                                                   2011       $16.025      $15.198       1,130
-------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                   2003       $10.000      $13.036       6,524
                                                   2004       $13.036      $15.489       7,472
                                                   2005       $15.489      $17.772       7,621
                                                   2006       $17.772      $18.972       7,340
                                                   2007       $18.972      $22.750       9,962
                                                   2008       $22.750      $11.833      10,113
                                                   2009       $11.833      $18.214       8,474
                                                   2010       $18.214      $23.565       7,296
                                                   2011       $23.565      $21.396       7,422
-------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                   2003       $10.000      $13.538      12,094
                                                   2004       $13.538      $15.751       7,725
                                                   2005       $15.751      $17.392       7,880
                                                   2006       $17.392      $19.025       7,706
                                                   2007       $19.025      $19.158       7,661
                                                   2008       $19.158      $11.161       6,513
                                                   2009       $11.161      $16.008       6,542
                                                   2010       $16.008      $19.816       6,323
                                                   2011       $19.816      $17.694       2,841


                              134     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0




                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                               2003       $10.000      $12.707       2,217
                                               2004       $12.707      $16.912       7,785
                                               2005       $16.912      $19.314       8,404
                                               2006       $19.314      $26.009       7,578
                                               2007       $26.009      $21.043       7,640
                                               2008       $21.043      $12.748       6,485
                                               2009       $12.748      $16.022       1,695
                                               2010       $16.022      $20.299       1,284
                                               2011       $20.299      $20.979       1,252



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.


                              135     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.279       54,387
                                                                  2004       $12.279      $13.427      166,492
                                                                  2005       $13.427      $13.807      447,898
                                                                  2006       $13.807      $15.880      413,771
                                                                  2007       $15.880      $16.369      345,766
                                                                  2008       $16.369       $9.543      119,126
                                                                  2009        $9.543      $11.291      103,086
                                                                  2010       $11.291      $12.521       86,534
                                                                  2011       $12.521      $13.057       68,395
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.446       28,817
                                                                  2004       $12.446      $14.013       80,635
                                                                  2005       $14.013      $15.380      325,340
                                                                  2006       $15.380      $14.933      424,521
                                                                  2007       $14.933      $16.538      373,318
                                                                  2008       $16.538       $9.333      258,510
                                                                  2009        $9.333      $12.191      182,344
                                                                  2010       $12.191      $13.758      133,260
                                                                  2011       $13.758      $13.657      111,522
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.870      200,944
                                                                  2006       $11.870      $15.768      538,385
                                                                  2007       $15.768      $16.365      527,670
                                                                  2008       $16.365       $7.516      554,744
                                                                  2009        $7.516       $9.928      455,435
                                                                  2010        $9.928      $10.180      390,099
                                                                  2011       $10.180       $8.062      345,808
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $11.480       40,183
                                                                  2004       $11.480      $12.228       66,960
                                                                  2005       $12.228      $13.806       64,208
                                                                  2006       $13.806      $13.486       50,284
                                                                  2007       $13.486      $15.062       26,777
                                                                  2008       $15.062       $8.911       22,011
                                                                  2009        $8.911      $12.011       14,295
                                                                  2010       $12.011      $12.969        7,561
                                                                  2011       $12.969      $12.333        7,435


                              136     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2003       $10.000      $13.605        46,809
                                                                  2004       $13.605      $15.926       101,345
                                                                  2005       $15.926      $16.696       461,511
                                                                  2006       $16.696      $18.746       547,841
                                                                  2007       $18.746      $18.709       492,368
                                                                  2008       $18.709      $11.817       266,076
                                                                  2009       $11.817      $16.573       194,269
                                                                  2010       $16.573      $20.626       143,862
                                                                  2011       $20.626      $18.530       103,942
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.948        62,544
                                                                  2006       $10.948      $13.293       104,446
                                                                  2007       $13.293      $15.948       105,948
                                                                  2008       $15.948       $9.915        75,031
                                                                  2009        $9.915      $10.711             0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.728        24,330
                                                                  2006       $10.728      $12.765        84,687
                                                                  2007       $12.765      $12.025        73,715
                                                                  2008       $12.025       $6.973        71,808
                                                                  2009        $6.973       $8.297        55,919
                                                                  2010        $8.297       $9.089        48,769
                                                                  2011        $9.089       $8.598        33,726
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.885       588,555
                                                                  2006       $11.885      $13.020     1,179,793
                                                                  2007       $13.020      $15.013     1,070,999
                                                                  2008       $15.013       $8.458       834,097
                                                                  2009        $8.458      $11.265       684,175
                                                                  2010       $11.265      $12.949       489,383
                                                                  2011       $12.949      $12.376       376,737
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.084       109,025
                                                                  2006       $11.084      $12.298       289,123
                                                                  2007       $12.298      $13.523       274,217
                                                                  2008       $13.523       $7.724       254,479
                                                                  2009        $7.724       $9.645       230,339
                                                                  2010        $9.645      $10.861       172,953
                                                                  2011       $10.861      $10.823       119,785


                              137     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.470      105,832
                                                             2006       $10.470      $11.428      211,031
                                                             2007       $11.428      $11.520      228,615
                                                             2008       $11.520       $8.478      148,744
                                                             2009        $8.478      $11.957      112,768
                                                             2010       $11.957      $13.362       83,389
                                                             2011       $13.362      $13.625       73,963
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.103      146,107
                                                             2006       $12.103      $13.375      305,980
                                                             2007       $13.375      $15.164      279,884
                                                             2008       $15.164       $9.003      190,988
                                                             2009        $9.003      $12.370      158,160
                                                             2010       $12.370      $15.635      119,897
                                                             2011       $15.635      $13.703       87,649
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.207      105,566
                                                             2007       $10.207      $10.531      233,662
                                                             2008       $10.531      $10.639      390,322
                                                             2009       $10.639      $10.509      307,616
                                                             2010       $10.509      $10.339      239,805
                                                             2011       $10.339      $10.166      117,660
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.148       40,286
                                                             2006       $11.148      $11.530      133,880
                                                             2007       $11.530      $12.957      141,437
                                                             2008       $12.957       $8.240      128,083
                                                             2009        $8.240      $10.771      112,939
                                                             2010       $10.771      $12.304       93,989
                                                             2011       $12.304      $11.516       69,408
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.688      105,202
                                                             2005       $10.688      $10.856      171,901
                                                             2006       $10.856      $11.673      155,403
                                                             2007       $11.673      $11.786      114,261
                                                             2008       $11.786       $8.878       73,253
                                                             2009        $8.878      $12.455       64,034
                                                             2010       $12.455      $13.868       57,649
                                                             2011       $13.868      $14.256       48,513


                              138     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $11.233        86,915
                                                            2005       $11.233      $11.221       769,097
                                                            2006       $11.221      $13.044     1,446,601
                                                            2007       $13.044      $13.304     1,392,292
                                                            2008       $13.304       $9.200       958,297
                                                            2009        $9.200      $12.264       762,025
                                                            2010       $12.264      $13.585       569,805
                                                            2011       $13.585      $13.674       418,754
----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                            2005       $10.000      $11.374        64,062
                                                            2006       $11.374      $13.760       133,205
                                                            2007       $13.760      $15.129       128,508
                                                            2008       $15.129      $10.641        84,601
                                                            2009       $10.641      $12.901        70,890
                                                            2010       $12.901      $14.199        53,473
                                                            2011       $14.199      $13.547        37,875
----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $10.944        51,882
                                                            2005       $10.944      $11.896       475,155
                                                            2006       $11.896      $13.845       564,827
                                                            2007       $13.845      $14.083       513,207
                                                            2008       $14.083       $8.707       341,061
                                                            2009        $8.707      $10.790       277,165
                                                            2010       $10.790      $11.795       214,576
                                                            2011       $11.795      $11.475       137,727
----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $11.511        36,969
                                                            2005       $11.511      $12.468       860,022
                                                            2006       $12.468      $14.887     1,019,766
                                                            2007       $14.887      $16.896       920,177
                                                            2008       $16.896       $9.903       467,082
                                                            2009        $9.903      $13.342       349,030
                                                            2010       $13.342      $14.220       270,180
                                                            2011       $14.220      $12.493       215,424
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                            2005       $10.000      $10.517        76,141
                                                            2006       $10.517      $12.680       154,410
                                                            2007       $12.680      $12.497       172,441
                                                            2008       $12.497       $8.143       125,940
                                                            2009        $8.143       $9.472       102,650
                                                            2010        $9.472      $10.355        77,343
                                                            2011       $10.355       $9.462        64,372


                              139     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                        2005       $10.000      $11.370      121,130
                                                        2006       $11.370      $12.985      141,849
                                                        2007       $12.985      $13.104      125,334
                                                        2008       $13.104       $8.152       93,609
                                                        2009        $8.152      $10.672       83,346
                                                        2010       $10.672      $13.114       67,253
                                                        2011       $13.114      $12.071       60,767
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                        2005       $10.000      $11.336      303,063
                                                        2006       $11.336      $12.513      551,622
                                                        2007       $12.513      $10.244      540,006
                                                        2008       $10.244       $6.663      417,070
                                                        2009        $6.663       $8.363      330,031
                                                        2010        $8.363      $10.698      228,901
                                                        2011       $10.698      $10.589      168,315
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                        2005       $10.000      $11.265      108,569
                                                        2006       $11.265      $12.502      255,308
                                                        2007       $12.502      $12.001      267,974
                                                        2008       $12.001       $7.488      236,625
                                                        2009        $7.488       $8.918      199,427
                                                        2010        $8.918       $9.893      158,663
                                                        2011        $9.893      $10.120      123,858
------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                        2003       $10.000      $12.887       29,372
                                                        2004       $12.887      $14.042       99,790
                                                        2005       $14.042      $14.555      111,926
                                                        2006       $14.555      $16.162      105,994
                                                        2007       $16.162      $16.104       77,794
                                                        2008       $16.104       $7.614       77,108
                                                        2009        $7.614      $11.059       68,921
                                                        2010       $11.059      $11.627       61,971
                                                        2011       $11.627      $11.043       50,108
------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                        2003       $10.000      $12.234       12,830
                                                        2004       $12.234      $12.789       21,060
                                                        2005       $12.789      $13.652       20,111
                                                        2006       $13.652      $14.235       19,172
                                                        2007       $14.235      $15.635       12,902
                                                        2008       $15.635       $8.819        9,631
                                                        2009        $8.819      $10.466        5,685
                                                        2010       $10.466      $11.854        4,182
                                                        2011       $11.854      $10.708        3,743


                              140     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                         2004       $10.000      $10.797       21,750
                                                         2005       $10.797      $11.386       58,290
                                                         2006       $10.000      $10.775       21,343
                                                         2007       $10.775      $11.426       15,644
                                                         2008       $11.426       $7.827        8,455
                                                         2009        $7.827       $9.848       13,233
                                                         2010        $9.848      $10.577        9,478
                                                         2011       $10.577      $10.368        8,641
-------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
                                                         2003       $10.000      $12.227       66,915
                                                         2004       $12.227      $13.007      240,939
                                                         2005       $13.007      $13.473      294,781
                                                         2006       $13.473      $14.680      280,797
                                                         2007       $14.680      $14.993      171,337
                                                         2008       $14.993       $9.366      122,838
                                                         2009        $9.366      $11.412      109,319
                                                         2010       $11.412      $12.363       92,715
                                                         2011       $12.363      $12.147       73,078
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                         2003       $10.000      $12.936       78,822
                                                         2004       $12.936      $14.580      127,171
                                                         2005       $14.580      $15.219      144,625
                                                         2006       $15.219      $18.195      123,985
                                                         2007       $18.195      $19.096       99,611
                                                         2008       $19.096      $11.060       73,529
                                                         2009       $11.060      $12.625       67,838
                                                         2010       $12.625      $13.887       64,546
                                                         2011       $13.887      $14.968            0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                         2003       $10.000      $11.301       65,540
                                                         2004       $11.301      $12.172      163,222
                                                         2005       $12.172      $12.197      175,113
                                                         2006       $12.197      $13.072      142,566
                                                         2007       $13.072      $13.351       93,648
                                                         2008       $13.351      $10.081       62,827
                                                         2009       $10.081      $14.298       47,661
                                                         2010       $14.298      $15.456       43,081
                                                         2011       $15.456      $15.446       41,148


                              141     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                            2003       $10.000      $11.634       21,733
                                                            2004       $11.634      $12.664       47,530
                                                            2005       $12.664      $13.285       54,141
                                                            2006       $13.285      $14.885       49,117
                                                            2007       $14.885      $15.051       36,595
                                                            2008       $15.051      $10.884       18,279
                                                            2009       $10.884      $13.364       15,511
                                                            2010       $13.364      $14.733       14,674
                                                            2011       $14.733      $15.667            0
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                            2011       $10.000       $8.091       80,492
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                            2003       $10.000      $11.753        5,582
                                                            2004       $11.753      $12.189       15,922
                                                            2005       $12.189      $12.626       20,572
                                                            2006       $11.386      $12.424       52,964
                                                            2007       $12.424      $13.346       45,968
                                                            2008       $13.346       $9.357       29,739
                                                            2009        $9.357      $11.946       22,776
                                                            2010       $11.946      $13.362       19,849
                                                            2011       $13.362      $12.282       15,109
----------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                            2003       $10.000      $12.081      103,071
                                                            2004       $12.081      $13.099      207,780
                                                            2005       $13.099      $13.449      360,938
                                                            2006       $13.449      $15.234      490,716
                                                            2007       $15.234      $15.725      473,195
                                                            2008       $15.725       $9.698      399,210
                                                            2009        $9.698      $12.018      347,195
                                                            2010       $12.018      $13.539      268,847
                                                            2011       $13.539      $13.515      216,637
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                            2003       $10.000      $11.821       67,081
                                                            2004       $11.821      $12.409      101,974
                                                            2005       $12.409      $13.132      176,876
                                                            2006       $13.132      $13.249      193,340
                                                            2007       $13.249      $15.192      158,278
                                                            2008       $15.192       $7.600      100,605
                                                            2009        $7.600      $12.376       78,391
                                                            2010       $12.376      $14.547       60,020
                                                            2011       $14.547      $13.388       44,137


                              142     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                         2003       $10.000      $12.491       286,089
                                                                         2004       $12.491      $14.421       699,495
                                                                         2005       $14.421      $14.760     1,601,297
                                                                         2006       $14.760      $16.840     1,655,939
                                                                         2007       $16.840      $16.168     1,404,832
                                                                         2008       $16.168      $10.204       899,592
                                                                         2009       $10.204      $12.881       722,463
                                                                         2010       $12.881      $14.652       585,755
                                                                         2011       $14.652      $14.101       461,656
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                         2003       $10.000      $11.590        31,795
                                                                         2004       $11.590      $12.707       121,831
                                                                         2005       $12.707      $13.415       355,800
                                                                         2006       $13.415      $14.847       514,333
                                                                         2007       $14.847      $15.086       413,713
                                                                         2008       $15.086      $11.467       270,176
                                                                         2009       $11.467      $13.808       201,195
                                                                         2010       $13.808      $15.208       151,369
                                                                         2011       $15.208      $14.757       128,724
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES II
                                                                         2011       $10.000      $12.120        53,809
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                         2003       $10.000      $12.390       176,200
                                                                         2004       $12.390      $13.900       319,496
                                                                         2005       $13.900      $14.994       548,723
                                                                         2006       $14.994      $17.096       594,846
                                                                         2007       $17.096      $17.230       512,719
                                                                         2008       $17.230      $11.482       375,128
                                                                         2009       $11.482      $14.010       312,086
                                                                         2010       $14.010      $15.452       248,674
                                                                         2011       $15.452      $14.848       186,366
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                         2006       $10.000      $10.731       110,844
                                                                         2007       $10.731      $12.054       125,536
                                                                         2008       $12.054       $6.100       137,445
                                                                         2009        $6.100       $8.188       122,981
                                                                         2010        $8.188       $8.846       105,229
                                                                         2011        $8.846       $9.630             0


                              143     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                    2003       $10.000      $12.829       14,674
                                                                    2004       $12.829      $14.490       22,291
                                                                    2005       $14.490      $15.829       23,151
                                                                    2006       $15.829      $16.329       22,049
                                                                    2007       $16.329      $18.876       13,222
                                                                    2008       $18.876       $9.866        7,991
                                                                    2009        $9.866      $15.167        4,547
                                                                    2010       $15.167      $18.977        4,031
                                                                    2011       $18.977      $16.911        4,027
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                    2003       $10.000      $13.372       88,639
                                                                    2004       $13.372      $15.056      199,551
                                                                    2005       $15.056      $16.600      428,687
                                                                    2006       $16.600      $19.686      494,479
                                                                    2007       $19.686      $20.850      407,795
                                                                    2008       $20.850      $12.007      304,971
                                                                    2009       $12.007      $16.427      236,510
                                                                    2010       $16.427      $19.732      186,104
                                                                    2011       $19.732      $19.559      141,406
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                    2003       $10.000      $11.474        6,583
                                                                    2004       $11.474      $13.568       31,117
                                                                    2005       $13.568      $15.254       42,719
                                                                    2006       $15.254      $18.000       35,485
                                                                    2007       $18.000      $21.241       21,779
                                                                    2008       $21.241      $13.897       14,062
                                                                    2009       $13.897      $16.235       14,827
                                                                    2010       $16.235      $17.038       16,061
                                                                    2011       $17.038      $19.400        6,526
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                    2003       $10.000      $12.201        6,634
                                                                    2004       $12.201      $13.491       10,689
                                                                    2005       $13.491      $16.278       21,194
                                                                    2006       $16.278      $17.226       26,698
                                                                    2007       $17.226      $20.216       22,494
                                                                    2008       $20.216      $10.136       10,781
                                                                    2009       $10.136      $16.846       11,010
                                                                    2010       $16.846      $20.823       10,083
                                                                    2011       $20.823      $18.917        7,377


                              144     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                             2003       $10.000      $12.656        15,404
                                                             2004       $12.656      $13.995        35,187
                                                             2005       $13.995      $14.909        39,213
                                                             2006       $14.909      $19.037        25,159
                                                             2007       $19.037      $21.585        17,986
                                                             2008       $21.585      $12.128         8,493
                                                             2009       $12.128      $15.192         6,505
                                                             2010       $15.192      $15.975         6,524
                                                             2011       $15.975      $14.158         6,082
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                             2003       $10.000      $12.568        11,186
                                                             2004       $12.568      $13.874        16,323
                                                             2005       $13.874      $14.519        16,425
                                                             2006       $14.519      $16.894        14,916
                                                             2007       $16.894      $19.377        11,065
                                                             2008       $19.377      $10.675         8,445
                                                             2009       $10.675      $10.194             0
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                             2003       $10.000      $10.283       184,686
                                                             2004       $10.283      $10.622       643,073
                                                             2005       $10.622      $10.764     1,462,440
                                                             2006       $10.764      $11.148     1,916,928
                                                             2007       $11.148      $11.586     1,666,801
                                                             2008       $11.586      $10.353     1,135,993
                                                             2009       $10.353      $12.447       990,914
                                                             2010       $12.447      $13.339       784,873
                                                             2011       $13.339      $13.733       610,134
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                             2003       $10.000       $9.991       206,331
                                                             2004        $9.991       $9.937       413,637
                                                             2005        $9.937       $9.917       657,808
                                                             2006        $9.917      $10.143       667,110
                                                             2007       $10.143      $10.249       522,713
                                                             2008       $10.249       $8.543       396,358
                                                             2009        $8.543       $8.865       347,249
                                                             2010        $8.865       $8.909       289,396
                                                             2011        $8.909       $8.974       222,112
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                             2003       $10.000       $9.909       108,929
                                                             2004        $9.909       $9.802       428,989
                                                             2005        $9.802       $9.881       701,011
                                                             2006        $9.881      $10.137       795,045
                                                             2007       $10.137      $10.430       721,750
                                                             2008       $10.430      $10.479       651,907
                                                             2009       $10.479      $10.303       399,239
                                                             2010       $10.303      $10.130       358,976
                                                             2011       $10.130       $9.960       282,737


                              145     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                            2003       $10.000      $11.852       46,977
                                                                            2004       $11.852      $12.918      184,114
                                                                            2005       $12.918      $14.973      279,675
                                                                            2006       $14.973      $15.297      435,170
                                                                            2007       $15.297      $17.930      347,503
                                                                            2008       $17.930       $9.210      282,038
                                                                            2009        $9.210      $15.470      217,547
                                                                            2010       $15.470      $19.380      154,281
                                                                            2011       $19.380      $17.726      107,382
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                            2003       $10.000      $12.001       70,971
                                                                            2004       $12.001      $12.992      147,140
                                                                            2005       $12.992      $13.803      196,467
                                                                            2006       $13.803      $15.572      247,410
                                                                            2007       $15.572      $16.589      178,415
                                                                            2008       $16.589      $12.362      128,309
                                                                            2009       $12.362      $14.515      104,362
                                                                            2010       $14.515      $15.197       76,931
                                                                            2011       $15.197      $13.726       57,644
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR SHARES
                                                                            2006       $10.000       $9.491       78,439
                                                                            2007        $9.491      $11.489       78,415
                                                                            2008       $11.489       $6.341       86,439
                                                                            2009        $6.341       $8.829      120,701
                                                                            2010        $8.829      $10.784      116,277
                                                                            2011       $10.784       $9.802      116,346
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                            2006       $10.000      $10.703       13,419
                                                                            2007       $10.703      $11.124       20,429
                                                                            2008       $11.124       $9.332       24,792
                                                                            2009        $9.332      $11.969       30,425
                                                                            2010       $11.969      $13.185       24,441
                                                                            2011       $13.185      $13.769       20,380
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                            2006       $10.000      $10.118       56,188
                                                                            2007       $10.118      $10.998      149,722
                                                                            2008       $10.998      $10.041      138,483
                                                                            2009       $10.041      $11.675      117,920
                                                                            2010       $11.675      $12.397       86,005
                                                                            2011       $12.397      $13.598       62,061


                              146     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                      2006       $10.000      $10.300      333,924
                                                      2007       $10.300      $11.002      541,720
                                                      2008       $11.002      $11.326      436,998
                                                      2009       $11.326      $12.689      517,932
                                                      2010       $12.689      $13.474      442,840
                                                      2011       $13.474      $13.712      339,838
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2009       $10.000       $8.037      208,702
                                                      2010        $8.037       $8.897      174,188
                                                      2011        $8.897       $8.915      138,176
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2003       $10.000      $11.311       50,397
                                                      2004       $11.311      $12.033       50,051
                                                      2005       $12.033      $12.303      295,949
                                                      2006       $12.303      $13.538       78,718
                                                      2007       $13.538      $13.435       42,032
                                                      2008       $13.435       $7.829       30,400
                                                      2009        $7.829       $9.669       29,381
                                                      2010        $9.669      $10.535       21,966
                                                      2011       $10.535      $10.644       15,111
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2003       $10.000      $12.285       28,104
                                                      2004       $12.285      $13.419       34,565
                                                      2005       $13.419      $13.883       45,145
                                                      2006       $13.883      $15.820       30,417
                                                      2007       $15.820      $14.612       26,162
                                                      2008       $14.612       $8.806       13,522
                                                      2009        $8.806      $11.238       13,276
                                                      2010       $11.238      $12.637        8,470
                                                      2011       $12.637      $11.847        6,475
----------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                      2003       $10.000      $12.654       57,292
                                                      2004       $12.654      $14.455      104,567
                                                      2005       $14.455      $15.945      199,020
                                                      2006       $15.945      $20.022      301,515
                                                      2007       $20.022      $21.328      267,807
                                                      2008       $21.328      $11.752      200,134
                                                      2009       $11.752      $14.399      173,859
                                                      2010       $14.399      $15.575      129,035
                                                      2011       $15.575      $12.719      108,108


                              147     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                      2003       $10.000      $12.151        1,120
                                                      2004       $12.151      $13.455        1,114
                                                      2005       $13.455      $14.394        1,108
                                                      2006       $14.394      $16.123          192
                                                      2007       $16.123      $15.030          191
                                                      2008       $15.030       $8.932          189
                                                      2009        $8.932      $11.488          187
                                                      2010       $11.488      $12.866          185
                                                      2011       $12.866      $12.654          183
----------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                      2005       $10.000      $10.918      162,309
                                                      2006       $10.918      $12.453      324,998
                                                      2007       $12.453      $11.643      289,114
                                                      2008       $11.643       $6.323      250,595
                                                      2009        $6.323       $5.953            0
----------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                      2003       $10.000      $11.720       44,404
                                                      2004       $11.720      $12.102       93,142
                                                      2005       $12.102      $12.575      148,490
                                                      2006       $12.575      $13.035      154,681
                                                      2007       $13.035      $13.521      111,462
                                                      2008       $13.521       $8.370       90,140
                                                      2009        $8.370      $13.486       66,820
                                                      2010       $13.486      $16.016       50,759
                                                      2011       $16.016      $12.935       49,709
----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                      2003       $10.000      $11.288        9,598
                                                      2004       $11.288      $12.216       69,282
                                                      2005       $12.216      $13.468      111,007
                                                      2006       $13.468      $14.671       95,830
                                                      2007       $14.671      $15.344       62,789
                                                      2008       $15.344      $12.825       38,419
                                                      2009       $12.825      $16.405       25,051
                                                      2010       $16.405      $17.699       17,996
                                                      2011       $17.699      $18.599       23,559
----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                      2003       $10.000      $14.872       15,373
                                                      2004       $14.872      $17.983       39,200
                                                      2005       $17.983      $23.650      293,630
                                                      2006       $23.650      $31.893      369,132
                                                      2007       $31.893      $44.036      317,054
                                                      2008       $44.036      $18.726      165,074
                                                      2009       $18.726      $31.319      122,124
                                                      2010       $31.319      $36.624       81,377
                                                      2011       $36.624      $29.439       56,860


                              148     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.217       64,033
                                                       2004       $12.217      $13.545      234,429
                                                       2005       $13.545      $14.911      673,072
                                                       2006       $14.911      $17.813      953,357
                                                       2007       $17.813      $19.223      887,941
                                                       2008       $19.223      $13.429      700,311
                                                       2009       $13.429      $17.105      580,432
                                                       2010       $17.105      $19.178      264,878
                                                       2011       $19.178      $20.561      195,007
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $11.683       51,300
                                                       2004       $11.683      $12.339      103,097
                                                       2005       $12.339      $14.009      105,569
                                                       2006       $14.009      $14.298       73,771
                                                       2007       $14.298      $17.100       40,684
                                                       2008       $17.100       $8.515       31,807
                                                       2009        $8.515      $13.824       29,106
                                                       2010       $13.824      $16.664       19,742
                                                       2011       $16.664      $15.884       19,173
-----------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.080       56,943
                                                       2004       $13.080      $15.621      107,152
                                                       2005       $15.621      $18.015      468,020
                                                       2006       $18.015      $19.329      587,636
                                                       2007       $19.329      $23.297      505,179
                                                       2008       $23.297      $12.180      275,791
                                                       2009       $12.180      $18.844      202,880
                                                       2010       $18.844      $24.504      148,110
                                                       2011       $24.504      $22.362      103,090
-----------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.584       66,608
                                                       2004       $13.584      $15.885      104,445
                                                       2005       $15.885      $17.630      105,122
                                                       2006       $17.630      $19.384       84,445
                                                       2007       $19.384      $19.619       39,071
                                                       2008       $19.619      $11.488       30,629
                                                       2009       $11.488      $16.562       22,825
                                                       2010       $16.562      $20.606       19,551
                                                       2011       $20.606      $18.493       15,235


                              149     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                              2003       $10.000      $12.750       61,183
                                              2004       $12.750      $17.057      172,705
                                              2005       $17.057      $19.578      246,519
                                              2006       $19.578      $26.499      221,922
                                              2007       $26.499      $21.549      176,152
                                              2008       $21.549      $13.122      143,148
                                              2009       $13.122      $16.576      108,273
                                              2010       $16.576      $21.108       83,837
                                              2011       $21.108      $21.928       62,484



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.


                              150     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.204       7,429
                                                                  2004       $12.204      $13.222      13,342
                                                                  2005       $13.222      $13.473      17,762
                                                                  2006       $13.473      $15.354      14,584
                                                                  2007       $15.354      $15.681      14,359
                                                                  2008       $15.681       $9.058       9,079
                                                                  2009        $9.058      $10.619       8,892
                                                                  2010       $10.619      $11.669       7,903
                                                                  2011       $11.669      $12.057       7,902
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.369       5,816
                                                                  2004       $12.369      $13.800      16,835
                                                                  2005       $13.800      $15.008      10,239
                                                                  2006       $15.008      $14.439      13,771
                                                                  2007       $14.439      $15.843       9,151
                                                                  2008       $15.843       $8.858       7,354
                                                                  2009        $8.858      $11.465       7,307
                                                                  2010       $11.465      $12.821       7,206
                                                                  2011       $12.821      $12.611       7,079
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.797       9,446
                                                                  2006       $11.797      $15.528      15,798
                                                                  2007       $15.528      $15.968      19,309
                                                                  2008       $15.968       $7.266       9,170
                                                                  2009        $7.266       $9.510       4,424
                                                                  2010        $9.510       $9.662       4,460
                                                                  2011        $9.662       $7.582       4,564
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $11.410       3,318
                                                                  2004       $11.410      $12.042       4,534
                                                                  2005       $12.042      $13.472       6,063
                                                                  2006       $13.472      $13.040       6,062
                                                                  2007       $13.040      $14.429       5,877
                                                                  2008       $14.429       $8.458       5,876
                                                                  2009        $8.458      $11.296       4,936
                                                                  2010       $11.296      $12.086       4,308
                                                                  2011       $12.086      $11.388       4,077


                              151     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2003       $10.000      $13.521       6,234
                                                                  2004       $13.521      $15.684      11,695
                                                                  2005       $15.684      $16.292      12,398
                                                                  2006       $16.292      $18.125      20,551
                                                                  2007       $18.125      $17.923      19,903
                                                                  2008       $17.923      $11.217      11,021
                                                                  2009       $11.217      $15.587       9,368
                                                                  2010       $15.587      $19.222       7,286
                                                                  2011       $19.222      $17.110       6,958
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.881           0
                                                                  2006       $10.881      $13.091       4,381
                                                                  2007       $13.091      $15.560       5,000
                                                                  2008       $15.560       $9.586       4,780
                                                                  2009        $9.586      $10.285           0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.662       1,874
                                                                  2006       $10.662      $12.571      20,333
                                                                  2007       $12.571      $11.733       3,520
                                                                  2008       $11.733       $6.741       2,806
                                                                  2009        $6.741       $7.948       2,613
                                                                  2010        $7.948       $8.627       2,355
                                                                  2011        $8.627       $8.086       2,077
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.812       6,639
                                                                  2006       $11.812      $12.822      18,110
                                                                  2007       $12.822      $14.649      15,101
                                                                  2008       $14.649       $8.177       7,743
                                                                  2009        $8.177      $10.791       7,100
                                                                  2010       $10.791      $12.291       7,165
                                                                  2011       $12.291      $11.640       6,530
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.016       2,529
                                                                  2006       $11.016      $12.111       2,146
                                                                  2007       $12.111      $13.194       2,099
                                                                  2008       $13.194       $7.467       1,848
                                                                  2009        $7.467       $9.239       1,636
                                                                  2010        $9.239      $10.309       1,453
                                                                  2011       $10.309      $10.179       1,275


                              152     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.405         249
                                                             2006       $10.405      $11.254           0
                                                             2007       $11.254      $11.240           0
                                                             2008       $11.240       $8.196           0
                                                             2009        $8.196      $11.454           0
                                                             2010       $11.454      $12.683           0
                                                             2011       $12.683      $12.814           0
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.029           0
                                                             2006       $12.029      $13.172       5,260
                                                             2007       $13.172      $14.796       7,956
                                                             2008       $14.796       $8.704       2,971
                                                             2009        $8.704      $11.849       2,770
                                                             2010       $11.849      $14.841       2,544
                                                             2011       $14.841      $12.888       2,781
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.144           0
                                                             2007       $10.144      $10.370       5,931
                                                             2008       $10.370      $10.381       5,928
                                                             2009       $10.381      $10.160       8,066
                                                             2010       $10.160       $9.904       8,058
                                                             2011        $9.904       $9.649       8,052
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.079           0
                                                             2006       $11.079      $11.354       3,810
                                                             2007       $11.354      $12.643       3,613
                                                             2008       $12.643       $7.966       3,613
                                                             2009        $7.966      $10.318       2,610
                                                             2010       $10.318      $11.679       2,610
                                                             2011       $11.679      $10.830       2,363
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.623           0
                                                             2005       $10.623      $10.691           0
                                                             2006       $10.691      $11.390           0
                                                             2007       $11.390      $11.395           0
                                                             2008       $11.395       $8.505           0
                                                             2009        $8.505      $11.822       3,600
                                                             2010       $11.822      $13.043       4,654
                                                             2011       $13.043      $13.285       6,477


                              153     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $11.164           0
                                                            2005       $11.164      $11.050      20,756
                                                            2006       $11.050      $12.728      13,478
                                                            2007       $12.728      $12.862      10,456
                                                            2008       $12.862       $8.813       4,438
                                                            2009        $8.813      $11.641       4,218
                                                            2010       $11.641      $12.777       7,074
                                                            2011       $12.777      $12.744      10,002
----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                            2005       $10.000      $11.304           0
                                                            2006       $11.304      $13.551           0
                                                            2007       $13.551      $14.762           0
                                                            2008       $14.762      $10.288           0
                                                            2009       $10.288      $12.358           0
                                                            2010       $12.358      $13.478           0
                                                            2011       $13.478      $12.741           0
----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $10.877       1,636
                                                            2005       $10.877      $11.715       7,047
                                                            2006       $11.715      $13.510       6,203
                                                            2007       $13.510      $13.616      17,832
                                                            2008       $13.616       $8.341       9,681
                                                            2009        $8.341      $10.241      10,310
                                                            2010       $10.241      $11.093      10,527
                                                            2011       $11.093      $10.694       5,967
----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $11.441         410
                                                            2005       $11.441      $12.279       2,533
                                                            2006       $12.279      $14.527       2,484
                                                            2007       $14.527      $16.336       2,216
                                                            2008       $16.336       $9.487       2,125
                                                            2009        $9.487      $12.665       1,313
                                                            2010       $12.665      $13.374       1,321
                                                            2011       $13.374      $11.643       1,337
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                            2005       $10.000      $10.453       2,234
                                                            2006       $10.453      $12.487       2,533
                                                            2007       $12.487      $12.193       2,505
                                                            2008       $12.193       $7.873       2,277
                                                            2009        $7.873       $9.074       2,048
                                                            2010        $9.074       $9.828       1,809
                                                            2011        $9.828       $8.899       1,587


                              154     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                         2005       $10.000      $11.300       1,182
                                                         2006       $11.300      $12.788       1,177
                                                         2007       $12.788      $12.785       1,172
                                                         2008       $12.785       $7.881       1,166
                                                         2009        $7.881      $10.222       1,160
                                                         2010       $10.222      $12.448       1,155
                                                         2011       $12.448      $11.353       1,149
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                         2005       $10.000      $11.267       5,369
                                                         2006       $11.267      $12.323         215
                                                         2007       $12.323       $9.995         391
                                                         2008        $9.995       $6.441         160
                                                         2009        $6.441       $8.011         156
                                                         2010        $8.011      $10.154         136
                                                         2011       $10.154       $9.958         131
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                         2005       $10.000      $11.195       6,796
                                                         2006       $11.195      $12.312         227
                                                         2007       $12.312      $11.710         242
                                                         2008       $11.710       $7.239         162
                                                         2009        $7.239       $8.542         171
                                                         2010        $8.542       $9.390         172
                                                         2011        $9.390       $9.517         160
-------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
                                                         2003       $10.000      $12.808       7,325
                                                         2004       $12.808      $13.829       7,540
                                                         2005       $13.829      $14.203       7,400
                                                         2006       $14.203      $15.627       6,351
                                                         2007       $15.627      $15.427       4,004
                                                         2008       $15.427       $7.227       2,286
                                                         2009        $7.227      $10.401       2,023
                                                         2010       $10.401      $10.835           0
                                                         2011       $10.835      $10.197           0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                         2003       $10.000      $12.160       7,325
                                                         2004       $12.160      $12.595       3,493
                                                         2005       $12.595      $13.322       3,628
                                                         2006       $13.322      $13.764       3,264
                                                         2007       $13.764      $14.979       3,130
                                                         2008       $14.979       $8.371       2,970
                                                         2009        $8.371       $9.843       2,783
                                                         2010        $9.843      $11.047         740
                                                         2011       $11.047       $9.888         740


                              155     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                         2006       $10.000      $10.709         943
                                                         2007       $10.709      $11.252         852
                                                         2008       $11.252       $7.637         232
                                                         2009        $7.637       $9.520         231
                                                         2010        $9.520      $10.132         231
                                                         2011       $10.132       $9.841         230
-------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
                                                         2003       $10.000      $12.152       9,726
                                                         2004       $12.152      $12.809      13,250
                                                         2005       $12.809      $13.147       9,282
                                                         2006       $13.147      $14.194       8,259
                                                         2007       $14.194      $14.363       8,238
                                                         2008       $14.363       $8.890       4,299
                                                         2009        $8.890      $10.733       4,299
                                                         2010       $10.733      $11.522       3,859
                                                         2011       $11.522      $11.217       3,850
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                         2003       $10.000      $12.857       5,126
                                                         2004       $12.857      $14.359      15,771
                                                         2005       $14.359      $14.851      10,533
                                                         2006       $14.851      $17.593      11,598
                                                         2007       $17.593      $18.294      11,832
                                                         2008       $18.294      $10.498      11,267
                                                         2009       $10.498      $11.874      10,238
                                                         2010       $11.874      $12.941       8,822
                                                         2011       $12.941      $13.907           0
-------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                         2003       $10.000      $11.232       5,462
                                                         2004       $11.232      $11.987       8,598
                                                         2005       $11.987      $11.902       7,542
                                                         2006       $11.902      $12.639       6,543
                                                         2007       $12.639      $12.790       6,326
                                                         2008       $12.790       $9.569       4,724
                                                         2009        $9.569      $13.448       3,327
                                                         2010       $13.448      $14.404       2,616
                                                         2011       $14.404      $14.263       2,378
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                         2003       $10.000      $11.563       3,527
                                                         2004       $11.563      $12.471       4,145
                                                         2005       $12.471      $12.964       4,121
                                                         2006       $12.964      $14.392       2,203
                                                         2007       $14.392      $14.419       2,185
                                                         2008       $14.419      $10.331         540
                                                         2009       $10.331      $12.569         537
                                                         2010       $12.569      $13.730         527
                                                         2011       $13.730      $14.557           0


                              156     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For The Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                            2011       $10.000       $7.679       1,144
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                            2004       $10.000      $10.730           0
                                                            2005       $10.730      $11.213           0
                                                            2006       $11.213      $12.123           0
                                                            2007       $12.123      $12.904           0
                                                            2008       $12.904       $8.964           0
                                                            2009        $8.964      $11.339           0
                                                            2010       $11.339      $12.567           0
                                                            2011       $12.567      $11.446           0
----------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                            2003       $10.000      $12.007      10,343
                                                            2004       $12.007      $12.900      11,431
                                                            2005       $12.900      $13.124      15,174
                                                            2006       $13.124      $14.730      18,338
                                                            2007       $14.730      $15.064      15,588
                                                            2008       $15.064       $9.205      12,007
                                                            2009        $9.205      $11.303      11,472
                                                            2010       $11.303      $12.617      11,274
                                                            2011       $12.617      $12.479      10,795
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                            2003       $10.000      $11.749       9,005
                                                            2004       $11.749      $12.220      12,541
                                                            2005       $12.220      $12.814      12,307
                                                            2006       $12.814      $12.811      10,564
                                                            2007       $12.811      $14.554       5,242
                                                            2008       $14.554       $7.213       1,120
                                                            2009        $7.213      $11.639       1,120
                                                            2010       $11.639      $13.556          38
                                                            2011       $13.556      $12.362          36
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                            2003       $10.000      $12.415      54,058
                                                            2004       $12.415      $14.201      67,986
                                                            2005       $14.201      $14.403      63,782
                                                            2006       $14.403      $16.282      44,758
                                                            2007       $16.282      $15.489      44,340
                                                            2008       $15.489       $9.686      37,134
                                                            2009        $9.686      $12.115      34,739
                                                            2010       $12.115      $13.654      26,921
                                                            2011       $13.654      $13.021      22,309


                              157     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                         2003       $10.000      $11.519       4,613
                                                                         2004       $11.519      $12.514       6,479
                                                                         2005       $12.514      $13.090       4,656
                                                                         2006       $13.090      $14.356       3,982
                                                                         2007       $14.356      $14.452       3,982
                                                                         2008       $14.452      $10.884       3,982
                                                                         2009       $10.884      $12.987       3,982
                                                                         2010       $12.987      $14.173       5,681
                                                                         2011       $14.173      $13.627       8,582
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND--SERIES II
                                                                         2011       $10.000      $11.191       8,816
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                                         2003       $10.000      $12.314      10,194
                                                                         2004       $12.314      $13.689      22,591
                                                                         2005       $13.689      $14.631      25,043
                                                                         2006       $14.631      $16.530      23,686
                                                                         2007       $16.530      $16.506      18,625
                                                                         2008       $16.506      $10.899      17,211
                                                                         2009       $10.899      $13.176      15,190
                                                                         2010       $13.176      $14.400      12,800
                                                                         2011       $14.400      $13.711       8,326
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                         2006       $10.000      $10.665           0
                                                                         2007       $10.665      $11.869       1,317
                                                                         2008       $11.869       $5.951       1,300
                                                                         2009        $5.951       $7.915       1,164
                                                                         2010        $7.915       $8.474       1,154
                                                                         2011        $8.474       $9.197           0
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                         2003       $10.000      $12.750       4,072
                                                                         2004       $12.750      $14.270       4,072
                                                                         2005       $14.270      $15.446       4,218
                                                                         2006       $15.446      $15.788       4,206
                                                                         2007       $15.788      $18.083       4,220
                                                                         2008       $18.083       $9.364       4,072
                                                                         2009        $9.364      $14.264       4,072
                                                                         2010       $14.264      $17.685       4,072
                                                                         2011       $17.685      $15.615       4,072


                              158     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                   2003       $10.000      $13.290       9,060
                                                                   2004       $13.290      $14.827      15,617
                                                                   2005       $14.827      $16.199      13,461
                                                                   2006       $16.199      $19.035      12,152
                                                                   2007       $19.035      $19.975      11,997
                                                                   2008       $19.975      $11.397       9,148
                                                                   2009       $11.397      $15.450       9,100
                                                                   2010       $15.450      $18.388       8,178
                                                                   2011       $18.388      $18.061       7,619
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                   2003       $10.000      $11.404       4,063
                                                                   2004       $11.404      $13.362       5,082
                                                                   2005       $13.362      $14.885       2,882
                                                                   2006       $14.885      $17.405          87
                                                                   2007       $17.405      $20.349          87
                                                                   2008       $20.349      $13.192          87
                                                                   2009       $13.192      $15.270          87
                                                                   2010       $15.270      $15.878          86
                                                                   2011       $15.878      $17.914          86
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                   2003       $10.000      $12.126         975
                                                                   2004       $12.126      $13.286       2,497
                                                                   2005       $13.286      $15.884       2,217
                                                                   2006       $15.884      $16.656       2,744
                                                                   2007       $16.656      $19.367       2,507
                                                                   2008       $19.367       $9.621       2,256
                                                                   2009        $9.621      $15.844       2,047
                                                                   2010       $15.844      $19.405         314
                                                                   2011       $19.405      $17.467         314
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                   2003       $10.000      $12.579       2,328
                                                                   2004       $12.579      $13.782       3,942
                                                                   2005       $13.782      $14.548       3,757
                                                                   2006       $14.548      $18.407       3,535
                                                                   2007       $18.407      $20.679       1,743
                                                                   2008       $20.679      $11.512       1,800
                                                                   2009       $11.512      $14.288         324
                                                                   2010       $14.288      $14.887           0
                                                                   2011       $14.887      $13.073           0


                              159     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                            2003       $10.000      $12.492       1,841
                                                            2004       $12.492      $13.663       1,851
                                                            2005       $13.663      $14.168       1,841
                                                            2006       $14.168      $16.334       1,807
                                                            2007       $16.334      $18.563       1,798
                                                            2008       $18.563      $10.133       1,782
                                                            2009       $10.133       $9.648           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2003       $10.000      $10.220      13,208
                                                            2004       $10.220      $10.460      30,413
                                                            2005       $10.460      $10.504      27,233
                                                            2006       $10.504      $10.779      29,123
                                                            2007       $10.779      $11.100      28,661
                                                            2008       $11.100       $9.827      21,062
                                                            2009        $9.827      $11.707      17,702
                                                            2010       $11.707      $12.431      14,477
                                                            2011       $12.431      $12.681       9,962
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2003       $10.000       $9.930      28,903
                                                            2004        $9.930       $9.786      45,574
                                                            2005        $9.786       $9.677      46,747
                                                            2006        $9.677       $9.807      22,019
                                                            2007        $9.807       $9.819      21,492
                                                            2008        $9.819       $8.109      20,130
                                                            2009        $8.109       $8.338      17,348
                                                            2010        $8.338       $8.302      12,482
                                                            2011        $8.302       $8.286       6,056
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2003       $10.000       $9.848          34
                                                            2004        $9.848       $9.652       3,303
                                                            2005        $9.652       $9.641       3,661
                                                            2006        $9.641       $9.801      18,115
                                                            2007        $9.801       $9.992       5,039
                                                            2008        $9.992       $9.946      11,716
                                                            2009        $9.946       $9.690      10,603
                                                            2010        $9.690       $9.440       1,223
                                                            2011        $9.440       $9.197       1,176


                              160     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES
 PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.780       8,629
                                                                  2004       $11.780      $12.721       6,633
                                                                  2005       $12.721      $14.611       9,698
                                                                  2006       $14.611      $14.791      11,219
                                                                  2007       $14.791      $17.177      10,970
                                                                  2008       $17.177       $8.742       4,936
                                                                  2009        $8.742      $14.550       3,635
                                                                  2010       $14.550      $18.061       3,852
                                                                  2011       $18.061      $16.368       3,861
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.928       4,574
                                                                  2004       $11.928      $12.794      11,396
                                                                  2005       $12.794      $13.469      10,665
                                                                  2006       $13.469      $15.056      13,938
                                                                  2007       $15.056      $15.893      14,434
                                                                  2008       $15.893      $11.734      14,324
                                                                  2009       $11.734      $13.652      13,966
                                                                  2010       $13.652      $14.163      12,523
                                                                  2011       $14.163      $12.675       9,565
----------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR
 SHARES
                                                                  2006       $10.000       $9.432           0
                                                                  2007        $9.432      $11.313           0
                                                                  2008       $11.313       $6.187           0
                                                                  2009        $6.187       $8.535           0
                                                                  2010        $8.535      $10.330           0
                                                                  2011       $10.330       $9.304           0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.637           0
                                                                  2007       $10.637      $10.954           0
                                                                  2008       $10.954       $9.105           0
                                                                  2009        $9.105      $11.571           0
                                                                  2010       $11.571      $12.630           0
                                                                  2011       $12.630      $13.069           0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.056           0
                                                                  2007       $10.056      $10.830           0
                                                                  2008       $10.830       $9.797           0
                                                                  2009        $9.797      $11.287           0
                                                                  2010       $11.287      $11.875           0
                                                                  2011       $11.875      $12.906         939


                              161     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4




                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                      2006       $10.000      $10.237           0
                                                      2007       $10.237      $10.834           0
                                                      2008       $10.834      $11.051           0
                                                      2009       $11.051      $12.267       4,524
                                                      2010       $12.267      $12.907       6,291
                                                      2011       $12.907      $13.015       4,384
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2009       $10.000       $7.698         109
                                                      2010        $7.698       $8.444         110
                                                      2011        $8.444       $8.384         104
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2003       $10.000      $11.242       2,556
                                                      2004       $11.242      $11.850       2,552
                                                      2005       $11.850      $12.005       2,548
                                                      2006       $12.005      $13.089       2,544
                                                      2007       $13.089      $12.870       2,539
                                                      2008       $12.870       $7.431         737
                                                      2009        $7.431       $9.094         731
                                                      2010        $9.094       $9.817           0
                                                      2011        $9.817       $9.829           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2003       $10.000      $12.210           0
                                                      2004       $12.210      $13.215           0
                                                      2005       $13.215      $13.547           0
                                                      2006       $13.547      $15.297           0
                                                      2007       $15.297      $13.999           0
                                                      2008       $13.999       $8.359           0
                                                      2009        $8.359      $10.570           0
                                                      2010       $10.570      $11.777           0
                                                      2011       $11.777      $10.940           0
----------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                      2003       $10.000      $12.577       6,690
                                                      2004       $12.577      $14.235      10,996
                                                      2005       $14.235      $15.559      10,092
                                                      2006       $15.559      $19.359      10,327
                                                      2007       $19.359      $20.432       9,971
                                                      2008       $20.432      $11.155       8,305
                                                      2009       $11.155      $13.542       7,495
                                                      2010       $13.542      $14.515       4,317
                                                      2011       $14.515      $11.745       4,141


                              162     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                     2003       $10.000      $12.076           0
                                                     2004       $12.076      $13.251           0
                                                     2005       $13.251      $14.045           0
                                                     2006       $14.045      $15.589           0
                                                     2007       $15.589      $14.399           0
                                                     2008       $14.399       $8.478           0
                                                     2009        $8.478      $10.804           0
                                                     2010       $10.804      $11.990           0
                                                     2011       $11.990      $11.685           0
---------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                     2005       $10.000      $10.851         528
                                                     2006       $10.851      $12.264         130
                                                     2007       $12.264      $11.360         142
                                                     2008       $11.360       $6.113         110
                                                     2009        $6.113       $5.748           0
---------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                     2003       $10.000      $11.648       1,000
                                                     2004       $11.648      $11.917       1,219
                                                     2005       $11.917      $12.271       1,737
                                                     2006       $12.271      $12.603       1,733
                                                     2007       $12.603      $12.953       1,776
                                                     2008       $12.953       $7.945           0
                                                     2009        $7.945      $12.684           0
                                                     2010       $12.684      $14.925           0
                                                     2011       $14.925      $11.944           0
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                     2003       $10.000      $11.219         819
                                                     2004       $11.219      $12.030       1,348
                                                     2005       $12.030      $13.142       1,248
                                                     2006       $13.142      $14.186       1,494
                                                     2007       $14.186      $14.700         694
                                                     2008       $14.700      $12.174         655
                                                     2009       $12.174      $15.430         638
                                                     2010       $15.430      $16.495         604
                                                     2011       $16.495      $17.175         558
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                     2003       $10.000      $14.781           0
                                                     2004       $14.781      $17.709           6
                                                     2005       $17.709      $23.078       1,380
                                                     2006       $23.078      $30.838       2,220
                                                     2007       $30.838      $42.188       3,775
                                                     2008       $42.188      $17.775       2,348
                                                     2009       $17.775      $29.456       1,915
                                                     2010       $29.456      $34.131       1,910
                                                     2011       $34.131      $27.185       1,906


                              163     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                        2003       $10.000      $12.143       3,320
                                                        2004       $12.143      $13.339       6,166
                                                        2005       $13.339      $14.550       7,995
                                                        2006       $14.550      $17.223       8,811
                                                        2007       $17.223      $18.416      11,096
                                                        2008       $18.416      $12.747       8,184
                                                        2009       $12.747      $16.088      10,354
                                                        2010       $16.088      $17.873       9,196
                                                        2011       $17.873      $18.986       8,143
------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2003       $10.000      $11.611       6,422
                                                        2004       $11.611      $12.151       6,273
                                                        2005       $12.151      $13.670       5,131
                                                        2006       $13.670      $13.824       5,492
                                                        2007       $13.824      $16.381       5,417
                                                        2008       $16.381       $8.082       3,843
                                                        2009        $8.082      $13.002       3,774
                                                        2010       $13.002      $15.529       3,745
                                                        2011       $15.529      $14.668       3,720
------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                        2003       $10.000      $13.000      10,978
                                                        2004       $13.000      $15.384      11,035
                                                        2005       $15.384      $17.579      10,793
                                                        2006       $17.579      $18.689      10,759
                                                        2007       $18.689      $22.319      11,169
                                                        2008       $22.319      $11.562      10,551
                                                        2009       $11.562      $17.723      10,423
                                                        2010       $17.723      $22.836       8,994
                                                        2011       $22.836      $20.649       8,966
------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                        2003       $10.000      $13.501       1,773
                                                        2004       $13.501      $15.644       3,184
                                                        2005       $15.644      $17.203       2,113
                                                        2006       $17.203      $18.742       4,660
                                                        2007       $18.742      $18.795       7,471
                                                        2008       $18.795      $10.904       1,684
                                                        2009       $10.904      $15.577       1,682
                                                        2010       $15.577      $19.203         690
                                                        2011       $19.203      $17.077         376


                              164     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION AND
           THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4




                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                              2003       $10.000      $12.672       9,699
                                              2004       $12.672      $16.797       9,204
                                              2005       $16.797      $19.105       8,525
                                              2006       $19.105      $25.622       7,469
                                              2007       $25.622      $20.644       9,257
                                              2008       $20.644      $12.456       6,778
                                              2009       $12.456      $15.590       5,036
                                              2010       $15.590      $19.671       4,970
                                              2011       $19.671      $20.247       5,330



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.


                              165     PROSPECTUS

PA195-4

[LOGO]

                        THE ALLSTATE VARIABLE ANNUITIES
       (Allstate Variable Annuity, Allstate Variable Annuity - L Share)


             Statement of Additional Information dated May 1, 2012


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P. O. Box 758565
Topeka, KS 66675-8565
1-800-457-7617

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2012 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contracts.........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   3
   Net Investment Factor..............................................   3
Calculation of Variable Income Payments...............................   4
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   5
       Premium Taxes..................................................   6
       Tax Reserves...................................................   6
Experts...............................................................   6
Financial Statements..................................................   6
Appendix A - Accumulation Unit Values................................. A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of, $12,814,297, $13,315,895 and $12,059,297 for the years
2009, 2010, and 2011 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report relating to the financial statements and financial statement schedules of Allstate Life Insurance Company expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in recognition and presentation for other-than-temporary impairments of debt securities in 2009.) Such financial statements and financial statement schedules have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2011 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the Invesco V.I. Mid Cap Core Equity Fund--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Large Cap Value Fund Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Invesco V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return--Advisor Shares Sub-Account and the Invesco Van Kampen V.I. International Growth Equity Fund--Series II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund - Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2011 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)   SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco V.I. Dividend Growth -         Invesco V.I. Diversified Dividend -
 Series II                              Series II
 Invesco V.I. Basic Value - Series II   Invesco Van Kampen V.I. Value
                                        Opportunities - Series II
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth - Series II                     Franchise - Series II
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Core Equity Fund
 Equity Fund - Series II                - Series II
 Invesco Van Kampen V.I. Mid Cap Value  Invesco Van Kampen V.I. American
 Portfolio - Series II                  Value Fund - Series II
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund
   - Series II.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.3



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.296       241,515
                              2004       $12.296      $13.472       483,446
                              2005       $13.472      $13.882       529,907
                              2006       $13.882      $15.999        31,734
                              2007       $15.999      $16.525       482,541
                              2008       $16.525      $ 9.654       453,407
                              2009       $ 9.654      $11.445       435,332
                              2010       $11.445      $12.718       398,151
                              2011       $12.718      $13.289       113,077
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.462       120,002
                              2004       $12.462      $14.061       270,925
                              2005       $14.061      $15.463       366,576
                              2006       $15.463      $15.045        40,117
                              2007       $15.045      $16.696       368,868
                              2008       $16.696      $ 9.441       324,670
                              2009       $ 9.441      $12.357       312,806
                              2010       $12.357      $13.974       273,688
                              2011       $13.974      $13.900       246,166
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.886       185,819
                              2006       $11.886      $15.822         5,917
                              2007       $15.822      $16.455       381,158
                              2008       $16.455      $ 7.572       370,703
                              2009       $ 7.572      $10.022       312,497
                              2010       $10.022      $10.298       274,782
                              2011       $10.298      $ 8.173       246,380

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.496       102,120
                              2004       $11.496      $12.269       185,690
                              2005       $12.269      $13.881       192,708
                              2006       $13.881      $13.587         1,381
                              2007       $13.587      $15.206       174,419
                              2008       $15.206      $ 9.014       171,058
                              2009       $ 9.014      $12.175       167,832
                              2010       $12.175      $13.173       164,777
                              2011       $13.173      $12.552       155,571
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.623       162,324
                              2004       $13.623      $15.980       280,212
                              2005       $15.980      $16.787       385,400
                              2006       $16.787      $18.886        48,498
                              2007       $18.886      $18.887       405,072
                              2008       $18.887      $11.954       377,192
                              2009       $11.954      $16.799       341,310
                              2010       $16.799      $20.950       303,226
                              2011       $20.950      $18.859       248,699
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.963        36,846
                              2006       $10.963      $13.338         1,407
                              2007       $13.338      $16.034        92,399
                              2008       $16.034      $ 9.990        87,535
                              2009       $ 9.990      $10.807             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.742         8,131
                              2006       $10.742      $12.808           106
                              2007       $12.808      $12.091        19,050
                              2008       $12.091      $ 7.025        20,073
                              2009       $ 7.025      $ 8.377        26,576
                              2010       $ 8.377      $ 9.194        20,951
                              2011       $ 9.194      $ 8.715        14,219
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.901       289,883
                              2006       $11.901      $13.064        32,364
                              2007       $13.064      $15.095       616,037
                              2008       $15.095      $ 8.522       606,995
                              2009       $ 8.522      $11.372       546,762
                              2010       $11.372      $13.099       511,196
                              2011       $13.099      $12.545       410,157

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.099        80,367
                              2006       $11.099      $12.340           901
                              2007       $12.340      $13.596       130,488
                              2008       $13.596      $ 7.782       136,035
                              2009       $ 7.782      $ 9.737       154,022
                              2010       $ 9.737      $10.987       121,837
                              2011       $10.987      $10.971       403,743
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.484        57,840
                              2006       $10.484      $11.467         8,554
                              2007       $11.467      $11.582       125,074
                              2008       $11.582      $ 8.541       104,911
                              2009       $ 8.541      $12.071        97,722
                              2010       $12.071      $13.517        89,694
                              2011       $13.517      $13.811        77,123
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.120        53,447
                              2006       $12.120      $13.420         8,437
                              2007       $13.420      $15.247       145,029
                              2008       $15.247      $ 9.071       117,210
                              2009       $ 9.071      $12.488        99,006
                              2010       $12.488      $15.817        89,770
                              2011       $15.817      $13.890        77,077
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.221             0
                              2007       $10.221      $10.567       241,766
                              2008       $10.567      $10.697       394,402
                              2009       $10.697      $10.588       205,940
                              2010       $10.588      $10.438       261,070
                              2011       $10.438      $10.284       261,617
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.163        15,590
                              2006       $11.163      $11.569         4,453
                              2007       $11.569      $13.028        47,261
                              2008       $13.028      $ 8.302        47,503
                              2009       $ 8.302      $10.874        39,674
                              2010       $10.874      $12.447        34,914
                              2011       $12.447      $11.673        34,757
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703        83,658
                              2005       $10.703      $10.893       127,337
                              2006       $10.893      $11.736        14,993
                              2007       $11.736      $11.874       115,297
                              2008       $11.874      $ 8.963       113,911
                              2009       $ 8.963      $12.599       101,651
                              2010       $12.599      $14.057        86,086
                              2011       $14.057      $14.480        57,776

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.248        71,188
                              2005       $11.248      $11.259       449,896
                              2006       $11.259      $13.114        49,939
                              2007       $13.114      $13.403       670,626
                              2008       $13.403      $ 9.288       613,523
                              2009       $ 9.288      $12.406       537,837
                              2010       $12.406      $13.770       504,268
                              2011       $13.770      $13.889       443,342
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.389        26,194
                              2006       $11.389      $13.807             0
                              2007       $13.807      $15.212        58,649
                              2008       $15.212      $10.721        77,268
                              2009       $10.721      $13.024        74,138
                              2010       $13.024      $14.364        68,335
                              2011       $14.364      $13.732        46,792
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.959        35,036
                              2005       $10.959      $11.936       197,734
                              2006       $11.936      $13.920        20,410
                              2007       $13.920      $14.188       315,009
                              2008       $14.188      $ 8.790       314,466
                              2009       $ 8.790      $10.915       274,605
                              2010       $10.915      $11.956       231,607
                              2011       $11.956      $11.655       183,792
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.527        89,530
                              2005       $11.527      $12.511       389,161
                              2006       $12.511      $14.968        37,902
                              2007       $14.968      $17.023       490,131
                              2008       $17.023      $ 9.998       450,901
                              2009       $ 9.998      $13.497       417,673
                              2010       $13.497      $14.414       367,289
                              2011       $14.414      $12.689       287,488
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.532        61,540
                              2006       $10.532      $12.723         1,271
                              2007       $12.723      $12.565        98,901
                              2008       $12.565      $ 8.204        86,391
                              2009       $ 8.204      $ 9.563       100,753
                              2010       $ 9.563      $10.475        85,236
                              2011       $10.475      $ 9.592        66,961

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.386       101,349
                              2006       $11.386      $13.029        14,285
                              2007       $13.029      $13.175        89,272
                              2008       $13.175      $ 8.213        78,455
                              2009       $ 8.213      $10.773        79,125
                              2010       $10.773      $13.266        72,158
                              2011       $13.266      $12.236        59,604
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.352       113,008
                              2006       $11.352      $12.555        10,949
                              2007       $12.555      $10.300       199,227
                              2008       $10.300      $ 6.713       154,083
                              2009       $ 6.713      $ 8.443       142,981
                              2010       $ 8.443      $10.822       112,433
                              2011       $10.822      $10.733        94,342
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.280        78,729
                              2006       $11.280      $12.545           161
                              2007       $12.545      $12.067       142,905
                              2008       $12.067      $ 7.544       135,257
                              2009       $ 7.544      $ 9.003       128,813
                              2010       $ 9.003      $10.008       102,918
                              2011       $10.008      $10.258        83,726
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.905       136,351
                              2004       $12.905      $14.090       286,171
                              2005       $14.090      $14.634       295,908
                              2006       $14.634      $16.282        25,882
                              2007       $16.282      $16.257       275,658
                              2008       $16.257      $ 7.702       273,811
                              2009       $ 7.702      $11.210       246,373
                              2010       $11.210      $11.810       229,535
                              2011       $11.810      $11.239        87,183
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.251       113,094
                              2004       $12.251      $12.833       188,661
                              2005       $12.833      $13.727       184,087
                              2006       $13.727      $14.342        12,501
                              2007       $14.342      $15.784       179,289
                              2008       $15.784      $ 8.921       156,097
                              2009       $ 8.921      $10.609       151,806
                              2010       $10.609      $12.040       145,534
                              2011       $12.040      $10.898        18,647

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.790        40,119
                              2007       $10.790      $11.465        37,901
                              2008       $11.465      $ 7.870        35,444
                              2009       $ 7.870      $ 9.922        24,192
                              2010       $ 9.922      $10.678        21,675
                              2011       $10.678      $10.488        17,791
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.243       171,048
                              2004       $12.243      $13.051       429,053
                              2005       $13.051      $13.546       463,738
                              2006       $13.546      $14.790        37,482
                              2007       $14.790      $15.136       400,777
                              2008       $15.136      $ 9.474       382,654
                              2009       $ 9.474      $11.567       361,947
                              2010       $11.567      $12.558       300,531
                              2011       $12.558      $12.363       253,338
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.953        94,740
                              2004       $12.953      $14.630       173,721
                              2005       $14.630      $15.302       227,567
                              2006       $15.302      $18.331        36,020
                              2007       $18.331      $19.278       179,375
                              2008       $19.278      $11.188       152,911
                              2009       $11.188      $12.797       136,562
                              2010       $12.797      $14.105       115,065
                              2011       $14.105      $15.213             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.316        73,737
                              2004       $11.316      $12.214       144,617
                              2005       $12.214      $12.264       150,858
                              2006       $12.264      $13.170        23,485
                              2007       $13.170      $13.478       124,315
                              2008       $13.478      $10.198       108,636
                              2009       $10.198      $14.493        89,135
                              2010       $14.493      $15.699        81,892
                              2011       $15.699      $15.721        54,561
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.650        56,916
                              2004       $11.650      $12.707        76,936
                              2005       $12.707      $13.358        77,747
                              2006       $13.358      $14.996        13,261
                              2007       $14.996      $15.194        66,395
                              2008       $15.194      $11.010        60,437
                              2009       $11.010      $13.546        54,857
                              2010       $13.546      $14.964        55,734
                              2011       $14.964      $15.924             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 8.184         50,016
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.811         46,204
                              2005       $10.811      $11.425         93,020
                              2006       $11.425      $12.491         10,973
                              2007       $12.491      $13.446         63,268
                              2008       $13.446      $ 9.447         62,746
                              2009       $ 9.447      $12.084         56,769
                              2010       $12.084      $13.545         47,626
                              2011       $13.545      $12.475         40,354
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.097        165,162
                              2004       $12.097      $13.143        297,171
                              2005       $13.143      $13.522        433,567
                              2006       $13.522      $15.348         35,102
                              2007       $15.348      $15.875        407,416
                              2008       $15.875      $ 9.810        373,346
                              2009       $ 9.810      $12.182        346,437
                              2010       $12.182      $13.751        292,956
                              2011       $13.751      $13.755        232,818
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.837        172,113
                              2004       $11.837      $12.451        255,075
                              2005       $12.451      $13.203        277,341
                              2006       $13.203      $13.348         23,187
                              2007       $13.348      $15.337        283,047
                              2008       $15.337      $ 7.688        270,637
                              2009       $ 7.688      $12.544        257,399
                              2010       $12.544      $14.775        236,432
                              2011       $14.775      $13.626        214,871
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.508        440,732
                              2004       $12.508      $14.470        894,020
                              2005       $14.470      $14.840      1,300,090
                              2006       $14.840      $16.966        212,615
                              2007       $16.966      $16.322      1,247,455
                              2008       $16.322      $10.322      1,084,514
                              2009       $10.322      $13.057        956,800
                              2010       $13.057      $14.882        832,972
                              2011       $14.882      $14.351        640,082

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.606        57,413
                              2004       $11.606      $12.750       170,759
                              2005       $12.750      $13.488       310,899
                              2006       $13.488      $14.958        35,927
                              2007       $14.958      $15.229       293,551
                              2008       $15.229      $11.600       259,710
                              2009       $11.600      $13.997       241,703
                              2010       $13.997      $15.447       204,662
                              2011       $15.447      $15.020       201,098
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $12.335       229,616
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.406       313,215
                              2004       $12.406      $13.947       522,770
                              2005       $13.947      $15.075       671,300
                              2006       $15.075      $17.224       705,006
                              2007       $17.224      $17.394       680,160
                              2008       $17.394      $11.615       593,927
                              2009       $11.615      $14.201       547,176
                              2010       $14.201      $15.695       468,879
                              2011       $15.695      $15.112       386,271
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.746             0
                              2007       $10.746      $12.095        32,890
                              2008       $12.095      $ 6.133        48,892
                              2009       $ 6.133      $ 8.249        58,293
                              2010       $ 8.249      $ 8.931        63,794
                              2011       $ 8.931      $ 9.729             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.846        21,860
                              2004       $12.846      $14.540        50,024
                              2005       $14.540      $15.915        54,917
                              2006       $15.915      $16.450        11,076
                              2007       $16.450      $19.056        47,528
                              2008       $19.056      $ 9.980        41,039
                              2009       $ 9.980      $15.374        37,570
                              2010       $15.374      $19.275        35,110
                              2011       $19.275      $17.211        29,135
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.390       160,033
                              2004       $13.390      $15.107       286,553
                              2005       $15.107      $16.690       380,589
                              2006       $16.690      $19.833        66,344
                              2007       $19.833      $21.049       366,677
                              2008       $21.049      $12.146       343,148
                              2009       $12.146      $16.651       282,740
                              2010       $16.651      $20.042       223,582
                              2011       $20.042      $19.907       162,797

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.489        15,527
                              2004       $11.489      $13.614        31,681
                              2005       $13.614      $15.337        41,903
                              2006       $15.337      $18.135        13,805
                              2007       $18.135      $21.443        29,898
                              2008       $21.443      $14.058        30,057
                              2009       $14.058      $16.457        27,817
                              2010       $16.457      $17.305        25,412
                              2011       $17.305      $19.745        17,936
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.217        22,141
                              2004       $12.217      $13.537        51,665
                              2005       $13.537      $16.366        53,631
                              2006       $16.366      $17.355        25,599
                              2007       $17.355      $20.409        54,059
                              2008       $20.409      $10.253        50,021
                              2009       $10.253      $17.076        39,878
                              2010       $17.076      $21.150        36,119
                              2011       $21.150      $19.253        91,114
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.673       147,861
                              2004       $12.673      $14.042       215,235
                              2005       $14.042      $14.990       202,330
                              2006       $14.990      $19.179        12,700
                              2007       $19.179      $21.791       190,381
                              2008       $21.791      $12.269       167,982
                              2009       $12.269      $15.399       164,938
                              2010       $15.399      $16.226       159,148
                              2011       $16.226      $14.409        30,706
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.586        22,541
                              2004       $12.586      $13.921        27,943
                              2005       $13.921      $14.598        25,585
                              2006       $14.598      $17.020         1,494
                              2007       $17.020      $19.562        20,106
                              2008       $19.562      $10.799        14,024
                              2009       $10.799      $10.319             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.297        165,706
                              2004       $10.297      $10.658        605,071
                              2005       $10.658      $10.823      1,101,701
                              2006       $10.823      $11.231         86,533
                              2007       $11.231      $11.697      1,283,976
                              2008       $11.697      $10.473      1,022,830
                              2009       $10.473      $12.617        952,295
                              2010       $12.617      $13.549        811,502
                              2011       $13.549      $13.976        610,478
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $10.005        272,849
                              2004       $10.005      $ 9.971        434,733
                              2005       $ 9.971      $ 9.971        511,246
                              2006       $ 9.971      $10.218         79,784
                              2007       $10.218      $10.347        478,516
                              2008       $10.347      $ 8.642        432,626
                              2009       $ 8.642      $ 8.986        395,688
                              2010       $ 8.986      $ 9.049        317,280
                              2011       $ 9.049      $ 9.133        262,092
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.923        112,701
                              2004       $ 9.923      $ 9.835        599,498
                              2005       $ 9.835      $ 9.934        854,421
                              2006       $ 9.934      $10.213         96,978
                              2007       $10.213      $10.529        811,058
                              2008       $10.529      $10.600        734,057
                              2009       $10.600      $10.444        619,830
                              2010       $10.444      $10.289        595,812
                              2011       $10.289      $10.137        538,780
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.868        120,279
                              2004       $11.868      $12.962        349,376
                              2005       $12.962      $15.054        412,685
                              2006       $15.054      $15.411         44,769
                              2007       $15.411      $18.101        352,315
                              2008       $18.101      $ 9.317        353,962
                              2009       $ 9.317      $15.681        273,782
                              2010       $15.681      $19.685        202,304
                              2011       $19.685      $18.041        160,215
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $12.018         67,023
                              2004       $12.018      $13.036        124,951
                              2005       $13.036      $13.878        133,165
                              2006       $13.878      $15.688         18,408
                              2007       $15.688      $16.747        162,376
                              2008       $16.747      $12.505        174,371
                              2009       $12.505      $14.713        193,353
                              2010       $14.713      $15.436        165,038
                              2011       $15.436      $13.970        104,428

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.504           918
                              2007       $ 9.504      $11.528        18,204
                              2008       $11.528      $ 6.376        38,214
                              2009       $ 6.376      $ 8.895        81,908
                              2010       $ 8.895      $10.887       140,599
                              2011       $10.887      $ 9.916        79,842
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.717             0
                              2007       $10.717      $11.162        15,610
                              2008       $11.162      $ 9.383        15,555
                              2009       $ 9.383      $12.059        24,865
                              2010       $12.059      $13.311        79,426
                              2011       $13.311      $13.928        44,835
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.132           734
                              2007       $10.132      $11.036        50,167
                              2008       $11.036      $10.096        81,429
                              2009       $10.096      $11.763        88,562
                              2010       $11.763      $12.515        82,636
                              2011       $12.515      $13.755        86,931
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.314         4,935
                              2007       $10.314      $11.040       151,523
                              2008       $11.040      $11.388       244,312
                              2009       $11.388      $12.784       395,682
                              2010       $12.784      $13.603       345,661
                              2011       $13.603      $13.870       241,198
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 8.113       128,237
                              2010       $ 8.113      $ 9.000       107,496
                              2011       $ 9.000      $ 9.037       112,263
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.326        41,079
                              2004       $11.326      $12.074        94,160
                              2005       $12.074      $12.370        91,182
                              2006       $12.370      $13.639         4,010
                              2007       $13.639      $13.563        37,076
                              2008       $13.563      $ 7.920        23,956
                              2009       $ 7.920      $ 9.801        22,348
                              2010       $ 9.801      $10.700        22,195
                              2011       $10.700      $10.833        19,174

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.301        23,748
                              2004       $12.301      $13.465        46,780
                              2005       $13.465      $13.958        45,972
                              2006       $13.958      $15.939        10,621
                              2007       $15.939      $14.752        30,175
                              2008       $14.752      $ 8.908        24,003
                              2009       $ 8.908      $11.392        19,894
                              2010       $11.392      $12.836        17,233
                              2011       $12.836      $12.058        12,357
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.671        64,708
                              2004       $12.671      $14.504       134,453
                              2005       $14.504      $16.031       187,971
                              2006       $16.031      $20.171        28,446
                              2007       $20.171      $21.531       183,199
                              2008       $21.531      $11.888       156,898
                              2009       $11.888      $14.595       125,977
                              2010       $14.595      $15.820       104,118
                              2011       $15.820      $12.945       194,772
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.167         1,131
                              2004       $12.167      $13.501         1,277
                              2005       $13.501      $14.472         1,175
                              2006       $14.472      $16.243             0
                              2007       $16.243      $15.173           368
                              2008       $15.173      $ 9.036           307
                              2009       $ 9.036      $11.645           183
                              2010       $11.645      $13.068           138
                              2011       $13.068      $12.879            96
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.933        80,912
                              2006       $10.933      $12.496         1,885
                              2007       $12.496      $11.707       139,578
                              2008       $11.707      $ 6.370       142,014
                              2009       $ 6.370      $ 5.999             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.736        42,353
                              2004       $11.736      $12.143       105,525
                              2005       $12.143      $12.643       124,071
                              2006       $12.643      $13.132        11,581
                              2007       $13.132      $13.650       132,666
                              2008       $13.650      $ 8.467       120,725
                              2009       $ 8.467      $13.670       108,102
                              2010       $13.670      $16.267        90,449
                              2011       $16.267      $13.165        71,175

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.304        22,039
                              2004       $11.304      $12.258        65,389
                              2005       $12.258      $13.541        84,729
                              2006       $13.541      $14.781        13,492
                              2007       $14.781      $15.491        65,439
                              2008       $15.491      $12.974        55,644
                              2009       $12.974      $16.629        52,234
                              2010       $16.629      $17.977        45,795
                              2011       $17.977      $18.929        30,337
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.892        24,892
                              2004       $14.892      $18.044        41,795
                              2005       $18.044      $23.778        75,973
                              2006       $23.778      $32.131        15,590
                              2007       $32.131      $44.456        96,914
                              2008       $44.456      $18.943        85,891
                              2009       $18.943      $31.746        83,569
                              2010       $31.746      $37.199        80,294
                              2011       $37.199      $29.962        73,007
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.234       121,446
                              2004       $12.234      $13.591       331,415
                              2005       $13.591      $14.992       532,149
                              2006       $14.992      $17.946        61,041
                              2007       $17.946      $19.406       503,053
                              2008       $19.406      $13.584       425,939
                              2009       $13.584      $17.338       406,486
                              2010       $17.338      $19.479       345,368
                              2011       $19.479      $20.926       285,154
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.699        92,097
                              2004       $11.699      $12.381       122,497
                              2005       $12.381      $14.085       135,678
                              2006       $14.085      $14.404        10,706
                              2007       $14.404      $17.262       132,502
                              2008       $17.262      $ 8.613        87,538
                              2009       $ 8.613      $14.013        85,326
                              2010       $14.013      $16.925        64,912
                              2011       $16.925      $16.167        56,494

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.098        55,733
                              2004       $13.098      $15.674       100,055
                              2005       $15.674      $18.112       154,711
                              2006       $18.112      $19.473        25,323
                              2007       $19.473      $23.519       161,888
                              2008       $23.519      $12.322       155,031
                              2009       $12.322      $19.101       126,812
                              2010       $19.101      $24.889       103,709
                              2011       $24.889      $22.760        78,990
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.603       120,354
                              2004       $13.603      $15.939       159,359
                              2005       $15.939      $17.725       131,660
                              2006       $17.725      $19.529        26,658
                              2007       $19.529      $19.806       100,572
                              2008       $19.806      $11.621        88,194
                              2009       $11.621      $16.788        81,693
                              2010       $16.788      $20.930        65,004
                              2011       $20.930      $18.822        47,737
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.768        87,838
                              2004       $12.768      $17.115       183,003
                              2005       $17.115      $19.685       218,397
                              2006       $19.685      $26.697        28,537
                              2007       $26.697      $21.755       217,440
                              2008       $21.755      $13.275       200,896
                              2009       $13.275      $16.803       170,143
                              2010       $16.803      $21.440       171,244
                              2011       $21.440      $22.317       111,831



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.35



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.292         2,113
                              2004       $12.292      $13.461         6,277
                              2005       $13.461      $13.863         6,566
                              2006       $13.863      $15.969         4,821
                              2007       $15.969      $16.486         4,745
                              2008       $16.486      $ 9.626         5,039
                              2009       $ 9.626      $11.407         4,580
                              2010       $11.407      $12.668         3,554
                              2011       $12.668      $13.231         2,757
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.458             0
                              2004       $12.458      $14.049         2,776
                              2005       $14.049      $15.442        12,139
                              2006       $15.442      $15.017        12,867
                              2007       $15.017      $16.656        12,898
                              2008       $16.656      $ 9.414        11,613
                              2009       $ 9.414      $12.315        12,249
                              2010       $12.315      $13.920        10,010
                              2011       $13.920      $13.839         5,784
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.882         5,805
                              2006       $11.882      $15.808        12,078
                              2007       $15.808      $16.432        11,906
                              2008       $16.432      $ 7.558        11,821
                              2009       $ 7.558      $ 9.999        10,718
                              2010       $ 9.999      $10.268        10,882
                              2011       $10.268      $ 8.145        11,781

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.492           316
                              2004       $11.492      $12.259           597
                              2005       $12.259      $13.862           314
                              2006       $13.862      $13.562           313
                              2007       $13.562      $15.170           311
                              2008       $15.170      $ 8.988           310
                              2009       $ 8.988      $12.134           308
                              2010       $12.134      $13.121           307
                              2011       $13.121      $12.497           305
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.618           341
                              2004       $13.618      $15.966         3,952
                              2005       $15.966      $16.764         7,684
                              2006       $16.764      $18.851         8,321
                              2007       $18.851      $18.842         5,923
                              2008       $18.842      $11.920         5,879
                              2009       $11.920      $16.743         5,799
                              2010       $16.743      $20.868         5,511
                              2011       $20.868      $18.776         4,331
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.960         3,098
                              2006       $10.960      $13.327         3,086
                              2007       $13.327      $16.013         2,561
                              2008       $16.013      $ 9.971         1,750
                              2009       $ 9.971      $10.783             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.739           899
                              2006       $10.739      $12.797         1,319
                              2007       $12.797      $12.074           749
                              2008       $12.074      $ 7.012           446
                              2009       $ 7.012      $ 8.357           443
                              2010       $ 8.357      $ 9.168           442
                              2011       $ 9.168      $ 8.686           441
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.897        11,312
                              2006       $11.897      $13.053        22,160
                              2007       $13.053      $15.075        20,734
                              2008       $15.075      $ 8.506        20,731
                              2009       $ 8.506      $11.345        20,562
                              2010       $11.345      $13.062        19,709
                              2011       $13.062      $12.503        19,131

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.095        4,258
                              2006       $11.095      $12.329        8,171
                              2007       $12.329      $13.578        8,721
                              2008       $13.578      $ 7.767        8,592
                              2009       $ 7.767      $ 9.714        8,349
                              2010       $ 9.714      $10.956        8,178
                              2011       $10.956      $10.934        7,936
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.481        2,203
                              2006       $10.481      $11.457        4,454
                              2007       $11.457      $11.567        3,883
                              2008       $11.567      $ 8.525        3,510
                              2009       $ 8.525      $12.042        2,556
                              2010       $12.042      $13.478        2,413
                              2011       $13.478      $13.764        1,740
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.116        1,684
                              2006       $12.116      $13.409        4,429
                              2007       $13.409      $15.226        4,199
                              2008       $15.226      $ 9.054        2,468
                              2009       $ 9.054      $12.458        2,263
                              2010       $12.458      $15.771        2,102
                              2011       $15.771      $13.843        1,943
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.217        4,924
                              2007       $10.217      $10.558        5,917
                              2008       $10.558      $10.683        5,699
                              2009       $10.683      $10.568        5,689
                              2010       $10.568      $10.413        5,519
                              2011       $10.413      $10.254        5,426
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.159            0
                              2006       $11.159      $11.559        1,294
                              2007       $11.559      $13.010        2,594
                              2008       $13.010      $ 8.286        2,564
                              2009       $ 8.286      $10.848        2,476
                              2010       $10.848      $12.411        2,402
                              2011       $12.411      $11.633          998
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.699        2,957
                              2005       $10.699      $10.884        7,296
                              2006       $10.884      $11.720        7,233
                              2007       $11.720      $11.852        7,243
                              2008       $11.852      $ 8.941        4,708
                              2009       $ 8.941      $12.563        4,370
                              2010       $12.563      $14.009        4,153
                              2011       $14.009      $14.423        3,428

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.244         6,491
                              2005       $11.244      $11.249        13,338
                              2006       $11.249      $13.097        16,175
                              2007       $13.097      $13.378        14,161
                              2008       $13.378      $ 9.266        12,071
                              2009       $ 9.266      $12.371        13,702
                              2010       $12.371      $13.724        13,319
                              2011       $13.724      $13.835        11,897
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.386         2,220
                              2006       $11.386      $13.795         2,165
                              2007       $13.795      $15.191         2,126
                              2008       $15.191      $10.701         3,341
                              2009       $10.701      $12.993         3,347
                              2010       $12.993      $14.323         3,343
                              2011       $14.323      $13.685         3,336
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.955           505
                              2005       $10.955      $11.926        10,304
                              2006       $11.926      $13.901        16,420
                              2007       $13.901      $14.162        16,543
                              2008       $14.162      $ 8.769        15,285
                              2009       $ 8.769      $10.883        15,086
                              2010       $10.883      $11.915        14,890
                              2011       $11.915      $11.610        13,587
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.523         2,766
                              2005       $11.523      $12.500        14,550
                              2006       $12.500      $14.948        18,325
                              2007       $14.948      $16.991        21,056
                              2008       $16.991      $ 9.974        19,752
                              2009       $ 9.974      $13.458        21,441
                              2010       $13.458      $14.365        18,674
                              2011       $14.365      $12.640        17,643
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.528         2,871
                              2006       $10.528      $12.712         5,852
                              2007       $12.712      $12.548         5,906
                              2008       $12.548      $ 8.189         3,888
                              2009       $ 8.189      $ 9.540         3,426
                              2010       $ 9.540      $10.445         3,420
                              2011       $10.445      $ 9.559         3,034

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.382         2,222
                              2006       $11.382      $13.018         4,923
                              2007       $13.018      $13.157         4,770
                              2008       $13.157      $ 8.198         3,503
                              2009       $ 8.198      $10.748         3,276
                              2010       $10.748      $13.228         3,099
                              2011       $13.228      $12.194         2,940
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.348        11,416
                              2006       $11.348      $12.545        12,391
                              2007       $12.545      $10.286        13,124
                              2008       $10.286      $ 6.700        11,789
                              2009       $ 6.700      $ 8.423        11,340
                              2010       $ 8.423      $10.791        10,704
                              2011       $10.791      $10.697         6,345
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.276         2,261
                              2006       $11.276      $12.534         4,585
                              2007       $12.534      $12.050         4,346
                              2008       $12.050      $ 7.530         4,409
                              2009       $ 7.530      $ 8.982         4,343
                              2010       $ 8.982      $ 9.979         4,232
                              2011       $ 9.979      $10.223         3,897
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.900             0
                              2004       $12.900      $14.078         2,114
                              2005       $14.078      $14.614         3,731
                              2006       $14.614      $16.252         3,570
                              2007       $16.252      $16.219         3,541
                              2008       $16.219      $ 7.680         4,353
                              2009       $ 7.680      $11.172         3,298
                              2010       $11.172      $11.764         3,040
                              2011       $11.764      $11.190         1,948
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.247             0
                              2004       $12.247      $12.822             0
                              2005       $12.822      $13.708             0
                              2006       $13.708      $14.315             0
                              2007       $14.315      $15.747             0
                              2008       $15.747      $ 8.895             0
                              2009       $ 8.895      $10.573             0
                              2010       $10.573      $11.993             0
                              2011       $11.993      $10.850             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.786         2,674
                              2007       $10.786      $11.456         2,664
                              2008       $11.456      $ 7.859         2,653
                              2009       $ 7.859      $ 9.903         2,635
                              2010       $ 9.903      $10.653         2,319
                              2011       $10.653      $10.458         2,068
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.239           798
                              2004       $12.239      $13.040         7,599
                              2005       $13.040      $13.527        10,263
                              2006       $13.527      $14.762         9,302
                              2007       $14.762      $15.100         9,135
                              2008       $15.100      $ 9.447         8,758
                              2009       $ 9.447      $11.528         7,746
                              2010       $11.528      $12.509         3,308
                              2011       $12.509      $12.309         2,220
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.949           488
                              2004       $12.949      $14.618         1,451
                              2005       $14.618      $15.281         3,343
                              2006       $15.281      $18.297         3,336
                              2007       $18.297      $19.233         3,202
                              2008       $19.233      $11.156         3,143
                              2009       $11.156      $12.754         2,695
                              2010       $12.754      $14.050         2,337
                              2011       $14.050      $15.151             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.312             0
                              2004       $11.312      $12.203         1,911
                              2005       $12.203      $12.247         3,086
                              2006       $12.247      $13.145         3,212
                              2007       $13.145      $13.447         3,133
                              2008       $13.447      $10.168         2,842
                              2009       $10.168      $14.444         2,650
                              2010       $14.444      $15.638         2,622
                              2011       $15.638      $15.652         1,481
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.646             0
                              2004       $11.646      $12.696             0
                              2005       $12.696      $13.339           158
                              2006       $13.339      $14.968           157
                              2007       $14.968      $15.158           156
                              2008       $15.158      $10.978           156
                              2009       $10.978      $13.501           154
                              2010       $13.501      $14.906           153
                              2011       $14.906      $15.859             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 8.161         3,129
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.808             0
                              2005       $10.808      $11.415         1,590
                              2006       $11.415      $12.474         1,594
                              2007       $12.474      $13.421         1,566
                              2008       $13.421      $ 9.424         1,531
                              2009       $ 9.424      $12.050         1,556
                              2010       $12.050      $13.499         1,086
                              2011       $13.499      $12.427           658
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.093         1,870
                              2004       $12.093      $13.132         4,817
                              2005       $13.132      $13.504        16,955
                              2006       $13.504      $15.320        21,596
                              2007       $15.320      $15.837        21,112
                              2008       $15.837      $ 9.782        19,675
                              2009       $ 9.782      $12.141        18,517
                              2010       $12.141      $13.698        14,785
                              2011       $13.698      $13.694        13,984
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.833            85
                              2004       $11.833      $12.441            87
                              2005       $12.441      $13.185         3,550
                              2006       $13.185      $13.324         2,758
                              2007       $13.324      $15.301         2,669
                              2008       $15.301      $ 7.666         2,038
                              2009       $ 7.666      $12.502         1,883
                              2010       $12.502      $14.718         1,024
                              2011       $14.718      $13.566           721
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.504           712
                              2004       $12.504      $14.457        10,498
                              2005       $14.457      $14.820        33,394
                              2006       $14.820      $16.934        37,799
                              2007       $16.934      $16.284        34,655
                              2008       $16.284      $10.293        29,905
                              2009       $10.293      $13.013        29,677
                              2010       $13.013      $14.824        26,540
                              2011       $14.824      $14.288        23,845

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.602             0
                              2004       $11.602      $12.739           280
                              2005       $12.739      $13.469         5,958
                              2006       $13.469      $14.930         6,288
                              2007       $14.930      $15.193         5,005
                              2008       $15.193      $11.566         5,610
                              2009       $11.566      $13.949         5,886
                              2010       $13.949      $15.387         5,820
                              2011       $15.387      $14.954         5,758
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $12.281         2,181
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.402           105
                              2004       $12.402      $13.935         2,949
                              2005       $13.935      $15.055        10,705
                              2006       $15.055      $17.192        19,067
                              2007       $17.192      $17.353        18,502
                              2008       $17.353      $11.582        14,445
                              2009       $11.582      $14.153        16,560
                              2010       $14.153      $15.634        14,504
                              2011       $15.634      $15.046        12,922
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.742         1,067
                              2007       $10.742      $12.084         3,155
                              2008       $12.084      $ 6.125         3,345
                              2009       $ 6.125      $ 8.234         3,218
                              2010       $ 8.234      $ 8.910         3,168
                              2011       $ 8.910      $ 9.704             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.842             0
                              2004       $12.842      $14.527         2,202
                              2005       $14.527      $15.894         2,808
                              2006       $15.894      $16.420         2,177
                              2007       $16.420      $19.011         2,165
                              2008       $19.011      $ 9.951         2,146
                              2009       $ 9.951      $15.322         2,129
                              2010       $15.322      $19.200             0
                              2011       $19.200      $17.136             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.386           198
                              2004       $13.386      $15.094           552
                              2005       $15.094      $16.668         6,038
                              2006       $16.668      $19.796         7,436
                              2007       $19.796      $20.999         7,144
                              2008       $20.999      $12.111         7,434
                              2009       $12.111      $16.595         6,337
                              2010       $16.595      $19.964         5,752
                              2011       $19.964      $19.819         5,429

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.486          459
                              2004       $11.486      $13.603            0
                              2005       $13.603      $15.316        1,388
                              2006       $15.316      $18.101        1,305
                              2007       $18.101      $21.392        1,232
                              2008       $21.392      $14.018        1,140
                              2009       $14.018      $16.401        1,026
                              2010       $16.401      $17.238          584
                              2011       $17.238      $19.658          504
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.213            0
                              2004       $12.213      $13.525            0
                              2005       $13.525      $16.344            0
                              2006       $16.344      $17.323            0
                              2007       $17.323      $20.361            0
                              2008       $20.361      $10.224            0
                              2009       $10.224      $17.018            0
                              2010       $17.018      $21.067            0
                              2011       $21.067      $19.168            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.669        2,093
                              2004       $12.669      $14.031        2,355
                              2005       $14.031      $14.970        3,012
                              2006       $14.970      $19.144          321
                              2007       $19.144      $21.740          321
                              2008       $21.740      $12.234          321
                              2009       $12.234      $15.347          320
                              2010       $15.347      $16.163          320
                              2011       $16.163      $14.346           47
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.581            0
                              2004       $12.581      $13.910          204
                              2005       $13.910      $14.578          295
                              2006       $14.578      $16.988          280
                              2007       $16.988      $19.516          254
                              2008       $19.516      $10.768          314
                              2009       $10.768      $10.288            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.293         2,441
                              2004       $10.293      $10.649        13,301
                              2005       $10.649      $10.808        40,696
                              2006       $10.808      $11.210        51,209
                              2007       $11.210      $11.669        49,888
                              2008       $11.669      $10.443        41,253
                              2009       $10.443      $12.574        37,518
                              2010       $12.574      $13.496        36,670
                              2011       $13.496      $13.915        31,786
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $10.001           178
                              2004       $10.001      $ 9.962         2,468
                              2005       $ 9.962      $ 9.958         7,100
                              2006       $ 9.958      $10.199         6,279
                              2007       $10.199      $10.323         7,430
                              2008       $10.323      $ 8.617         6,960
                              2009       $ 8.617      $ 8.956         7,120
                              2010       $ 8.956      $ 9.014         7,300
                              2011       $ 9.014      $ 9.093         7,117
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.919        11,077
                              2004       $ 9.919      $ 9.827        17,212
                              2005       $ 9.827      $ 9.921        25,543
                              2006       $ 9.921      $10.194        31,284
                              2007       $10.194      $10.504        30,361
                              2008       $10.504      $10.570        47,661
                              2009       $10.570      $10.408        29,702
                              2010       $10.408      $10.249        42,666
                              2011       $10.249      $10.093        28,080
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.864         2,643
                              2004       $11.864      $12.951         8,730
                              2005       $12.951      $15.034        10,326
                              2006       $15.034      $15.383        13,148
                              2007       $15.383      $18.058        12,272
                              2008       $18.058      $ 9.290        12,187
                              2009       $ 9.290      $15.628        10,319
                              2010       $15.628      $19.608         8,317
                              2011       $19.608      $17.962         7,125
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $12.014         1,044
                              2004       $12.014      $13.025         1,038
                              2005       $13.025      $13.859         2,512
                              2006       $13.859      $15.659         1,958
                              2007       $15.659      $16.708         2,581
                              2008       $16.708      $12.469           608
                              2009       $12.469      $14.664           569
                              2010       $14.664      $15.376           537
                              2011       $15.376      $13.909           507

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.501          985
                              2007       $ 9.501      $11.518          943
                              2008       $11.518      $ 6.367        4,664
                              2009       $ 6.367      $ 8.878        4,150
                              2010       $ 8.878      $10.861        3,833
                              2011       $10.861      $ 9.888        3,998
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.714          295
                              2007       $10.714      $11.152          293
                              2008       $11.152      $ 9.370        1,545
                              2009       $ 9.370      $12.036        1,515
                              2010       $12.036      $13.279        1,511
                              2011       $13.279      $13.888        1,444
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.129            0
                              2007       $10.129      $11.026            0
                              2008       $11.026      $10.082          500
                              2009       $10.082      $11.741        2,964
                              2010       $11.741      $12.486        2,925
                              2011       $12.486      $13.716        2,854
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.311        3,641
                              2007       $10.311      $11.030        3,554
                              2008       $11.030      $11.372        4,532
                              2009       $11.372      $12.760        7,145
                              2010       $12.760      $13.570        6,971
                              2011       $13.570      $13.831        6,713
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 8.094        4,367
                              2010       $ 8.094      $ 8.974        4,206
                              2011       $ 8.974      $ 9.006        3,948
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.323            0
                              2004       $11.323      $12.063            0
                              2005       $12.063      $12.353            0
                              2006       $12.353      $13.613          402
                              2007       $13.613      $13.530          371
                              2008       $13.530      $ 7.897          335
                              2009       $ 7.897      $ 9.768          293
                              2010       $ 9.768      $10.659          257
                              2011       $10.659      $10.785          225

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.297            0
                              2004       $12.297      $13.453            0
                              2005       $13.453      $13.939          478
                              2006       $13.939      $15.909          476
                              2007       $15.909      $14.717          474
                              2008       $14.717      $ 8.883          471
                              2009       $ 8.883      $11.353          468
                              2010       $11.353      $12.786          466
                              2011       $12.786      $12.005          464
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.667          242
                              2004       $12.667      $14.492        2,692
                              2005       $14.492      $16.010        5,814
                              2006       $16.010      $20.134        5,545
                              2007       $20.134      $21.480        6,350
                              2008       $21.480      $11.854        6,149
                              2009       $11.854      $14.546        5,610
                              2010       $14.546      $15.758        4,485
                              2011       $15.758      $12.888        3,354
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.163            0
                              2004       $12.163      $13.490            0
                              2005       $13.490      $14.452            0
                              2006       $14.452      $16.213            0
                              2007       $16.213      $15.137            0
                              2008       $15.137      $ 9.010            0
                              2009       $ 9.010      $11.605            0
                              2010       $11.605      $13.017            0
                              2011       $13.017      $12.823            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.929        4,054
                              2006       $10.929      $12.485        5,647
                              2007       $12.485      $11.691        4,054
                              2008       $11.691      $ 6.359        4,867
                              2009       $ 6.359      $ 5.987            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.732            0
                              2004       $11.732      $12.132        1,685
                              2005       $12.132      $12.626        1,585
                              2006       $12.626      $13.108        1,622
                              2007       $13.108      $13.617        1,608
                              2008       $13.617      $ 8.442        1,563
                              2009       $ 8.442      $13.624        1,341
                              2010       $13.624      $16.204        1,105
                              2011       $16.204      $13.107          353

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.300           326
                              2004       $11.300      $12.247           325
                              2005       $12.247      $13.523         2,379
                              2006       $13.523      $14.754         2,440
                              2007       $14.754      $15.454         2,318
                              2008       $15.454      $12.937         1,622
                              2009       $12.937      $16.573         1,605
                              2010       $16.573      $17.908         1,616
                              2011       $17.908      $18.846         1,558
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.887           460
                              2004       $14.887      $18.029           459
                              2005       $18.029      $23.746         1,794
                              2006       $23.746      $32.072         2,031
                              2007       $32.072      $44.351         1,892
                              2008       $44.351      $18.889         1,381
                              2009       $18.889      $31.639         1,293
                              2010       $31.639      $37.054         1,245
                              2011       $37.054      $29.831         4,323
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.230           134
                              2004       $12.230      $13.579         2,268
                              2005       $13.579      $14.972        11,038
                              2006       $14.972      $17.913        16,604
                              2007       $17.913      $19.360        15,286
                              2008       $19.360      $13.545        11,250
                              2009       $13.545      $17.280        10,661
                              2010       $17.280      $19.404         9,193
                              2011       $19.404      $20.834         5,253
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.695             0
                              2004       $11.695      $12.370             0
                              2005       $12.370      $14.066             0
                              2006       $14.066      $14.378             0
                              2007       $14.378      $17.222         1,565
                              2008       $17.222      $ 8.589         1,565
                              2009       $ 8.589      $13.965         1,565
                              2010       $13.965      $16.859         1,565
                              2011       $16.859      $16.096         1,565

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.094          195
                              2004       $13.094      $15.661        1,341
                              2005       $15.661      $18.088        5,613
                              2006       $18.088      $19.437        5,352
                              2007       $19.437      $23.464        5,167
                              2008       $23.464      $12.286        5,137
                              2009       $12.286      $19.037        4,829
                              2010       $19.037      $24.792        4,449
                              2011       $24.792      $22.660        3,716
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.598          392
                              2004       $13.598      $15.926          631
                              2005       $15.926      $17.701        1,190
                              2006       $17.701      $19.492          718
                              2007       $19.492      $19.759          667
                              2008       $19.759      $11.588          662
                              2009       $11.588      $16.731          658
                              2010       $16.731      $20.849          654
                              2011       $20.849      $18.739          411
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.763          552
                              2004       $12.763      $17.100        3,333
                              2005       $17.100      $19.658        8,991
                              2006       $19.658      $26.647        8,325
                              2007       $26.647      $21.703        8,771
                              2008       $21.703      $13.236        6,641
                              2009       $13.236      $16.746        5,851
                              2010       $16.746      $21.357        5,269
                              2011       $21.357      $22.219        3,980



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.4



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.288        39,872
                              2004       $12.288      $13.450        65,458
                              2005       $13.450      $13.845        68,812
                              2006       $13.845      $15.939        64,482
                              2007       $15.939      $16.447        58,439
                              2008       $16.447      $ 9.598        57,173
                              2009       $ 9.598      $11.368        54,643
                              2010       $11.368      $12.619        50,994
                              2011       $12.619      $13.173        37,549
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.454        17,482
                              2004       $12.454      $14.037        37,029
                              2005       $14.037      $15.422        51,652
                              2006       $15.422      $14.989        50,929
                              2007       $14.989      $16.617        49,119
                              2008       $16.617      $ 9.387        45,332
                              2009       $ 9.387      $12.273        40,381
                              2010       $12.273      $13.866        37,014
                              2011       $13.866      $13.778        34,540
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.878        38,962
                              2006       $11.878      $15.795        67,046
                              2007       $15.795      $16.410        63,033
                              2008       $16.410      $ 7.544        69,636
                              2009       $ 7.544      $ 9.975        63,632
                              2010       $ 9.975      $10.238        59,153
                              2011       $10.238      $ 8.117        58,001

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.488         6,095
                              2004       $11.488      $12.249        11,792
                              2005       $12.249      $13.844        11,326
                              2006       $13.844      $13.537        10,334
                              2007       $13.537      $15.134         8,831
                              2008       $15.134      $ 8.962         8,540
                              2009       $ 8.962      $12.093         8,570
                              2010       $12.093      $13.070         7,365
                              2011       $13.070      $12.442         6,431
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.614        30,883
                              2004       $13.614      $15.953        56,571
                              2005       $15.953      $16.741        63,333
                              2006       $16.741      $18.816        54,974
                              2007       $18.816      $18.798        51,084
                              2008       $18.798      $11.886        49,969
                              2009       $11.886      $16.686        36,628
                              2010       $16.686      $20.787        33,506
                              2011       $20.787      $18.693        30,766
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.956         4,197
                              2006       $10.956      $13.316         6,642
                              2007       $13.316      $15.991         7,302
                              2008       $15.991      $ 9.953         5,627
                              2009       $ 9.953      $10.759             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.735         3,952
                              2006       $10.735      $12.786        11,756
                              2007       $12.786      $12.058        13,421
                              2008       $12.058      $ 6.999        13,741
                              2009       $ 6.999      $ 8.337         6,934
                              2010       $ 8.337      $ 9.141         6,774
                              2011       $ 9.141      $ 8.657         4,564
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.893        38,224
                              2006       $11.893      $13.042        70,793
                              2007       $13.042      $15.054        69,975
                              2008       $15.054      $ 8.490        66,546
                              2009       $ 8.490      $11.318        63,334
                              2010       $11.318      $13.024        62,308
                              2011       $13.024      $12.460        53,819

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.092        13,843
                              2006       $11.092      $12.319        28,599
                              2007       $12.319      $13.560        26,911
                              2008       $13.560      $ 7.753        25,252
                              2009       $ 7.753      $ 9.691        23,797
                              2010       $ 9.691      $10.924        21,483
                              2011       $10.924      $10.897        18,872
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.477        29,391
                              2006       $10.477      $11.448        41,458
                              2007       $11.448      $11.551        40,514
                              2008       $11.551      $ 8.509        35,932
                              2009       $ 8.509      $12.014        33,459
                              2010       $12.014      $13.439        29,173
                              2011       $13.439      $13.718        21,233
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.111        10,754
                              2006       $12.111      $13.398        21,373
                              2007       $13.398      $15.206        23,765
                              2008       $15.206      $ 9.037        24,492
                              2009       $ 9.037      $12.429        21,447
                              2010       $12.429      $15.726        19,349
                              2011       $15.726      $13.797        18,387
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.214         2,540
                              2007       $10.214      $10.549        44,391
                              2008       $10.549      $10.668        69,180
                              2009       $10.668      $10.548        65,722
                              2010       $10.548      $10.388        65,083
                              2011       $10.388      $10.225        62,819
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.155             0
                              2006       $11.155      $11.550         3,847
                              2007       $11.550      $12.993         3,351
                              2008       $12.993      $ 8.271         4,424
                              2009       $ 8.271      $10.823         5,634
                              2010       $10.823      $12.375         4,844
                              2011       $12.375      $11.594         2,590
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695        25,029
                              2005       $10.695      $10.875        32,517
                              2006       $10.875      $11.704        28,236
                              2007       $11.704      $11.830        20,706
                              2008       $11.830      $ 8.920        18,610
                              2009       $ 8.920      $12.527        22,601
                              2010       $12.527      $13.962        20,861
                              2011       $13.962      $14.367        18,560

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240        23,812
                              2005       $11.240      $11.240        53,430
                              2006       $11.240      $13.079        62,257
                              2007       $13.079      $13.354        72,827
                              2008       $13.354      $ 9.244        75,789
                              2009       $ 9.244      $12.335        70,114
                              2010       $12.335      $13.677        62,294
                              2011       $13.677      $13.781        49,041
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.382           996
                              2006       $11.382      $13.784        10,307
                              2007       $13.784      $15.171        14,204
                              2008       $15.171      $10.681        15,035
                              2009       $10.681      $12.962        20,550
                              2010       $12.962      $14.281        18,235
                              2011       $14.281      $13.639        10,939
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.952         4,744
                              2005       $10.952      $11.916        33,181
                              2006       $11.916      $13.882        41,820
                              2007       $13.882      $14.136        46,078
                              2008       $14.136      $ 8.749        46,084
                              2009       $ 8.749      $10.852        40,783
                              2010       $10.852      $11.875        37,351
                              2011       $11.875      $11.565        34,071
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519        17,190
                              2005       $11.519      $12.490        84,580
                              2006       $12.490      $14.927        96,755
                              2007       $14.927      $16.959        83,944
                              2008       $16.959      $ 9.950        79,077
                              2009       $ 9.950      $13.420        64,268
                              2010       $13.420      $14.317        59,187
                              2011       $14.317      $12.591        58,472
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.524        15,273
                              2006       $10.524      $12.702        17,191
                              2007       $12.702      $12.531        18,422
                              2008       $12.531      $ 8.174        17,833
                              2009       $ 8.174      $ 9.517        15,857
                              2010       $ 9.517      $10.415        13,110
                              2011       $10.415      $ 9.527         9,925

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.378        19,444
                              2006       $11.378      $13.007        16,274
                              2007       $13.007      $13.139         9,802
                              2008       $13.139      $ 8.183         7,691
                              2009       $ 8.183      $10.722         7,463
                              2010       $10.722      $13.190         7,233
                              2011       $13.190      $12.153         6,991
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.344        22,014
                              2006       $11.344      $12.534        35,672
                              2007       $12.534      $10.272        37,918
                              2008       $10.272      $ 6.688        33,805
                              2009       $ 6.688      $ 8.403        27,019
                              2010       $ 8.403      $10.760        20,006
                              2011       $10.760      $10.661        18,175
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.272        24,289
                              2006       $11.272      $12.524        30,544
                              2007       $12.524      $12.034        29,713
                              2008       $12.034      $ 7.516        28,725
                              2009       $ 7.516      $ 8.960        27,207
                              2010       $ 8.960      $ 9.950        22,553
                              2011       $ 9.950      $10.189        19,865
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.896        15,224
                              2004       $12.896      $14.066        40,041
                              2005       $14.066      $14.595        41,923
                              2006       $14.595      $16.222        37,999
                              2007       $16.222      $16.180        37,044
                              2008       $16.180      $ 7.658        38,935
                              2009       $ 7.658      $11.134        33,633
                              2010       $11.134      $11.718        31,734
                              2011       $11.718      $11.141        25,459
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.243        13,824
                              2004       $12.243      $12.811        16,940
                              2005       $12.811      $13.689        15,126
                              2006       $13.689      $14.289        11,598
                              2007       $14.289      $15.710         5,429
                              2008       $15.710      $ 8.870         5,391
                              2009       $ 8.870      $10.537         5,312
                              2010       $10.537      $11.946         4,817
                              2011       $11.946      $10.803         3,882

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.782         7,515
                              2007       $10.782      $11.446         5,485
                              2008       $11.446      $ 7.848         5,439
                              2009       $ 7.848      $ 9.885         4,980
                              2010       $ 9.885      $10.627         5,000
                              2011       $10.627      $10.428         4,988
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.235        25,788
                              2004       $12.235      $13.029        73,198
                              2005       $13.029      $13.509        81,700
                              2006       $13.509      $14.735        80,933
                              2007       $14.735      $15.065        67,096
                              2008       $15.065      $ 9.420        55,074
                              2009       $ 9.420      $11.489        50,186
                              2010       $11.489      $12.460        44,706
                              2011       $12.460      $12.255        41,706
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.945        36,570
                              2004       $12.945      $14.605        56,206
                              2005       $14.605      $15.261        64,319
                              2006       $15.261      $18.263        47,312
                              2007       $18.263      $19.187        47,105
                              2008       $19.187      $11.124        45,371
                              2009       $11.124      $12.711        40,943
                              2010       $12.711      $13.996        38,538
                              2011       $13.996      $15.090             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.308        31,154
                              2004       $11.308      $12.193        29,141
                              2005       $12.193      $12.230        30,329
                              2006       $12.230      $13.121        28,564
                              2007       $13.121      $13.415        20,647
                              2008       $13.415      $10.139        17,956
                              2009       $10.139      $14.395        14,637
                              2010       $14.395      $15.577        13,123
                              2011       $15.577      $15.583         6,962
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.642        26,132
                              2004       $11.642      $12.685        29,472
                              2005       $12.685      $13.321        27,195
                              2006       $13.321      $14.940        23,986
                              2007       $14.940      $15.123        19,327
                              2008       $15.123      $10.947        18,068
                              2009       $10.947      $13.455        16,435
                              2010       $13.455      $14.848        14,731
                              2011       $14.848      $15.795             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 8.137         1,825
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.804         4,675
                              2005       $10.804      $11.405         7,088
                              2006       $11.405      $12.457         5,931
                              2007       $12.457      $13.396         5,660
                              2008       $13.396      $ 9.402         5,534
                              2009       $ 9.402      $12.015         4,227
                              2010       $12.015      $13.453         4,185
                              2011       $13.453      $12.378         4,278
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.089        74,844
                              2004       $12.089      $13.121       275,245
                              2005       $13.121      $13.486       239,951
                              2006       $13.486      $15.291       218,794
                              2007       $15.291      $15.800       179,210
                              2008       $15.800      $ 9.754       163,080
                              2009       $ 9.754      $12.100       154,195
                              2010       $12.100      $13.645       139,023
                              2011       $13.645      $13.634       124,913
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.829        17,970
                              2004       $11.829      $12.430        23,813
                              2005       $12.430      $13.168        27,430
                              2006       $13.168      $13.299        34,770
                              2007       $13.299      $15.264        34,286
                              2008       $15.264      $ 7.644        31,954
                              2009       $ 7.644      $12.460        28,877
                              2010       $12.460      $14.661        26,109
                              2011       $14.661      $13.506        20,813
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.500       125,520
                              2004       $12.500      $14.445       260,351
                              2005       $14.445      $14.800       302,756
                              2006       $14.800      $16.903       276,776
                              2007       $16.903      $16.245       243,296
                              2008       $16.245      $10.263       216,585
                              2009       $10.263      $12.969       197,247
                              2010       $12.969      $14.766       178,686
                              2011       $14.766      $14.226       156,191

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.598        12,948
                              2004       $11.598      $12.728        68,909
                              2005       $12.728      $13.451        89,838
                              2006       $13.451      $14.903        81,404
                              2007       $14.903      $15.157        77,407
                              2008       $15.157      $11.533        66,451
                              2009       $11.533      $13.902        59,675
                              2010       $13.902      $15.327        53,031
                              2011       $15.327      $14.888        52,987
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $12.227        33,503
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.398        61,526
                              2004       $12.398      $13.924        95,526
                              2005       $13.924      $15.035       131,187
                              2006       $15.035      $17.160       140,011
                              2007       $17.160      $17.312       126,353
                              2008       $17.312      $11.549       118,325
                              2009       $11.549      $14.105       102,265
                              2010       $14.105      $15.573        92,555
                              2011       $15.573      $14.979        77,973
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.739         2,323
                              2007       $10.739      $12.074         3,562
                              2008       $12.074      $ 6.116         3,716
                              2009       $ 6.116      $ 8.219         4,240
                              2010       $ 8.219      $ 8.888         3,732
                              2011       $ 8.888      $ 9.680             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.838         2,928
                              2004       $12.838      $14.515         9,529
                              2005       $14.515      $15.872         9,422
                              2006       $15.872      $16.389        10,081
                              2007       $16.389      $18.966         9,906
                              2008       $18.966      $ 9.923         9,794
                              2009       $ 9.923      $15.270         9,700
                              2010       $15.270      $19.126         9,164
                              2011       $19.126      $17.060         7,329
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.381        35,026
                              2004       $13.381      $15.081        54,651
                              2005       $15.081      $16.645        81,527
                              2006       $16.645      $19.760        71,934
                              2007       $19.760      $20.949        63,650
                              2008       $20.949      $12.077        63,759
                              2009       $12.077      $16.539        52,371
                              2010       $16.539      $19.886        42,971
                              2011       $19.886      $19.732        37,002

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.482        15,038
                              2004       $11.482      $13.591        19,015
                              2005       $13.591      $15.295        19,424
                              2006       $15.295      $18.067         6,384
                              2007       $18.067      $21.342         3,813
                              2008       $21.342      $13.977         3,177
                              2009       $13.977      $16.346         2,309
                              2010       $16.346      $17.171         2,300
                              2011       $17.171      $19.572         2,249
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.209         7,497
                              2004       $12.209      $13.514         7,520
                              2005       $13.514      $16.322         6,534
                              2006       $16.322      $17.291        14,731
                              2007       $17.291      $20.312        14,033
                              2008       $20.312      $10.194        13,924
                              2009       $10.194      $16.960         6,230
                              2010       $16.960      $20.986         6,019
                              2011       $20.986      $19.084         5,502
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.665         7,409
                              2004       $12.665      $14.019        17,897
                              2005       $14.019      $14.950        17,894
                              2006       $14.950      $19.108        17,446
                              2007       $19.108      $21.688        15,546
                              2008       $21.688      $12.199        13,833
                              2009       $12.199      $15.295        12,776
                              2010       $15.295      $16.100        12,174
                              2011       $16.100      $14.283        11,560
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.577         7,698
                              2004       $12.577      $13.898        13,509
                              2005       $13.898      $14.558         6,138
                              2006       $14.558      $16.957         4,173
                              2007       $16.957      $19.469         3,995
                              2008       $19.469      $10.737         2,900
                              2009       $10.737      $10.256             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.290        58,792
                              2004       $10.290      $10.640       178,358
                              2005       $10.640      $10.793       336,394
                              2006       $10.793      $11.189       340,500
                              2007       $11.189      $11.642       305,236
                              2008       $11.642      $10.413       247,609
                              2009       $10.413      $12.532       225,564
                              2010       $12.532      $13.444       199,383
                              2011       $13.444      $13.854       156,491
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.998        72,004
                              2004       $ 9.998      $ 9.954       182,879
                              2005       $ 9.954      $ 9.944       190,147
                              2006       $ 9.944      $10.180       174,305
                              2007       $10.180      $10.298       160,685
                              2008       $10.298      $ 8.592       132,528
                              2009       $ 8.592      $ 8.926       137,579
                              2010       $ 8.926      $ 8.979       127,041
                              2011       $ 8.979      $ 9.053       107,675
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.916        65,068
                              2004       $ 9.916      $ 9.818       130,480
                              2005       $ 9.818      $ 9.908       187,863
                              2006       $ 9.908      $10.175       208,845
                              2007       $10.175      $10.480       220,687
                              2008       $10.480      $10.539       178,733
                              2009       $10.539      $10.373       151,039
                              2010       $10.373      $10.209       136,619
                              2011       $10.209      $10.048       111,042
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.860        22,355
                              2004       $11.860      $12.940        68,031
                              2005       $12.940      $15.013        70,081
                              2006       $15.013      $15.354        72,491
                              2007       $15.354      $18.015        60,377
                              2008       $18.015      $ 9.263        57,203
                              2009       $ 9.263      $15.575        46,481
                              2010       $15.575      $19.532        37,875
                              2011       $19.532      $17.883        28,952
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $12.010        27,813
                              2004       $12.010      $13.014        38,525
                              2005       $13.014      $13.841        42,700
                              2006       $13.841      $15.630        43,070
                              2007       $15.630      $16.668        39,425
                              2008       $16.668      $12.433        33,600
                              2009       $12.433      $14.614        31,782
                              2010       $14.614      $15.316        30,891
                              2011       $15.316      $13.848        24,561

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.497         3,174
                              2007       $ 9.497      $11.508         5,630
                              2008       $11.508      $ 6.359         3,837
                              2009       $ 6.359      $ 8.862         5,450
                              2010       $ 8.862      $10.835         9,015
                              2011       $10.835      $ 9.859         4,193
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.710           295
                              2007       $10.710      $11.143         1,461
                              2008       $11.143      $ 9.357         2,726
                              2009       $ 9.357      $12.014         1,937
                              2010       $12.014      $13.248         2,482
                              2011       $13.248      $13.848         1,653
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.125         4,306
                              2007       $10.125      $11.017        25,531
                              2008       $11.017      $10.068        29,315
                              2009       $10.068      $11.719        29,180
                              2010       $11.719      $12.456        12,879
                              2011       $12.456      $13.676        10,898
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.307        25,765
                              2007       $10.307      $11.021        32,524
                              2008       $11.021      $11.357        47,009
                              2009       $11.357      $12.736        55,043
                              2010       $12.736      $13.538        74,760
                              2011       $13.538      $13.791        60,662
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 8.075        21,326
                              2010       $ 8.075      $ 8.948        17,115
                              2011       $ 8.948      $ 8.976        15,129
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.319         8,514
                              2004       $11.319      $12.053        16,363
                              2005       $12.053      $12.336        19,257
                              2006       $12.336      $13.588        17,873
                              2007       $13.588      $13.498        16,728
                              2008       $13.498      $ 7.874        13,943
                              2009       $ 7.874      $ 9.735        13,006
                              2010       $ 9.735      $10.617        11,097
                              2011       $10.617      $10.738         8,963

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.293        14,899
                              2004       $12.293      $13.442        10,754
                              2005       $13.442      $13.920        10,101
                              2006       $13.920      $15.879         9,872
                              2007       $15.879      $14.682         9,054
                              2008       $14.682      $ 8.857         8,700
                              2009       $ 8.857      $11.315         7,365
                              2010       $11.315      $12.736         6,707
                              2011       $12.736      $11.952         5,875
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.663        10,212
                              2004       $12.663      $14.479        20,897
                              2005       $14.479      $15.988        25,458
                              2006       $15.988      $20.096        29,407
                              2007       $20.096      $21.429        27,144
                              2008       $21.429      $11.820        21,761
                              2009       $11.820      $14.497        20,765
                              2010       $14.497      $15.697        19,881
                              2011       $15.697      $12.832        18,338
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.159             0
                              2004       $12.159      $13.478           476
                              2005       $13.478      $14.433           748
                              2006       $14.433      $16.183           732
                              2007       $16.183      $15.101           789
                              2008       $15.101      $ 8.984           904
                              2009       $ 8.984      $11.566           710
                              2010       $11.566      $12.967           695
                              2011       $12.967      $12.766             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.926        20,321
                              2006       $10.926      $12.474        23,975
                              2007       $12.474      $11.675        23,237
                              2008       $11.675      $ 6.347        24,658
                              2009       $ 6.347      $ 5.976             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.728        12,975
                              2004       $11.728      $12.122        22,344
                              2005       $12.122      $12.609        26,458
                              2006       $12.609      $13.084        26,611
                              2007       $13.084      $13.585        26,951
                              2008       $13.585      $ 8.418        16,584
                              2009       $ 8.418      $13.578        14,269
                              2010       $13.578      $16.141        12,916
                              2011       $16.141      $13.050        11,478

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.296         2,443
                              2004       $11.296      $12.237        10,982
                              2005       $12.237      $13.504        13,568
                              2006       $13.504      $14.726        13,210
                              2007       $14.726      $15.417        12,717
                              2008       $15.417      $12.899        11,209
                              2009       $12.899      $16.517        10,798
                              2010       $16.517      $17.838         9,872
                              2011       $17.838      $18.764         8,162
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.882         9,903
                              2004       $14.882      $18.013        12,216
                              2005       $18.013      $23.714        20,738
                              2006       $23.714      $32.012        21,148
                              2007       $32.012      $44.246        16,803
                              2008       $44.246      $18.835        16,310
                              2009       $18.835      $31.532        15,029
                              2010       $31.532      $36.910        15,246
                              2011       $36.910      $29.700        13,300
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.226        17,386
                              2004       $12.226      $13.568        73,794
                              2005       $13.568      $14.952       103,577
                              2006       $14.952      $17.880       107,335
                              2007       $17.880      $19.315        98,634
                              2008       $19.315      $13.506        86,349
                              2009       $13.506      $17.221        83,163
                              2010       $17.221      $19.328        74,100
                              2011       $19.328      $20.743        60,397
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.691         7,376
                              2004       $11.691      $12.360        21,586
                              2005       $12.360      $14.047        22,382
                              2006       $14.047      $14.351        24,899
                              2007       $14.351      $17.181        21,996
                              2008       $17.181      $ 8.564        20,451
                              2009       $ 8.564      $13.918        14,718
                              2010       $13.918      $16.794        13,322
                              2011       $16.794      $16.025         8,211

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.089        18,607
                              2004       $13.089      $15.648        46,667
                              2005       $15.648      $18.063        53,342
                              2006       $18.063      $19.401        51,824
                              2007       $19.401      $23.408        44,276
                              2008       $23.408      $12.251        40,339
                              2009       $12.251      $18.972        33,543
                              2010       $18.972      $24.696        30,247
                              2011       $24.696      $22.560        24,438
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.593        13,809
                              2004       $13.593      $15.912        26,001
                              2005       $15.912      $17.677        28,019
                              2006       $17.677      $19.456        27,012
                              2007       $19.456      $19.712        19,495
                              2008       $19.712      $11.554        17,476
                              2009       $11.554      $16.675        17,295
                              2010       $16.675      $20.768        15,772
                              2011       $20.768      $18.657        12,478
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.759        15,492
                              2004       $12.759      $17.086        37,282
                              2005       $17.086      $19.631        52,757
                              2006       $19.631      $26.598        49,392
                              2007       $26.598      $21.652        47,741
                              2008       $21.652      $13.198        48,020
                              2009       $13.198      $16.689        44,809
                              2010       $16.689      $21.274        39,618
                              2011       $21.274      $22.122        30,901



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.5



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.446             0
                              2004       $12.446      $14.013         1,699
                              2005       $14.013      $15.380         4,096
                              2006       $13.807      $15.880         1,008
                              2007       $15.880      $16.369           999
                              2008       $16.369      $ 9.543         1,315
                              2009       $ 9.543      $11.291         1,345
                              2010       $11.291      $12.521         1,325
                              2011       $12.521      $13.057         1,163
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.279             0
                              2004       $12.279      $13.427         4,384
                              2005       $13.427      $13.807         2,574
                              2006       $15.380      $14.933         7,645
                              2007       $14.933      $16.538         7,348
                              2008       $16.538      $ 9.333         8,717
                              2009       $ 9.333      $12.191         8,344
                              2010       $12.191      $13.758         6,950
                              2011       $13.758      $13.657         6,820
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.870         4,526
                              2006       $11.870      $15.768         9,364
                              2007       $15.768      $16.365         9,990
                              2008       $16.365      $ 7.516        14,075
                              2009       $ 7.516      $ 9.928        12,485
                              2010       $ 9.928      $10.180        12,862
                              2011       $10.180      $ 8.062        15,105

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.480             0
                              2004       $11.480      $12.228             0
                              2005       $12.228      $13.806             0
                              2006       $13.806      $13.486             0
                              2007       $13.486      $15.062             0
                              2008       $15.062      $ 8.911             0
                              2009       $ 8.911      $12.011             0
                              2010       $12.011      $12.969             0
                              2011       $12.969      $12.333             0
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.605           658
                              2004       $13.605      $15.926           152
                              2005       $15.926      $16.696         1,844
                              2006       $16.696      $18.746         8,882
                              2007       $18.746      $18.709         8,630
                              2008       $18.709      $11.817         6,398
                              2009       $11.817      $16.573         5,966
                              2010       $16.573      $20.626         4,682
                              2011       $20.626      $18.530         3,950
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.948         4,431
                              2006       $10.948      $13.293         5,683
                              2007       $13.293      $15.948         4,056
                              2008       $15.948      $ 9.915         3,595
                              2009       $ 9.915      $10.711             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.728         2,787
                              2006       $10.728      $12.765         2,662
                              2007       $12.765      $12.025         1,337
                              2008       $12.025      $ 6.973         1,223
                              2009       $ 6.973      $ 8.297         1,223
                              2010       $ 8.297      $ 9.089         1,156
                              2011       $ 9.089      $ 8.598         1,085
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.885         9,072
                              2006       $11.885      $13.020        19,158
                              2007       $13.020      $15.013        16,942
                              2008       $15.013      $ 8.458        13,128
                              2009       $ 8.458      $11.265        12,178
                              2010       $11.265      $12.949         9,687
                              2011       $12.949      $12.376         8,978

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.084           677
                              2006       $11.084      $12.298        15,832
                              2007       $12.298      $13.523        16,769
                              2008       $13.523      $ 7.724        19,211
                              2009       $ 7.724      $ 9.645        17,459
                              2010       $ 9.645      $10.861        16,582
                              2011       $10.861      $10.823        15,958
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.470         2,701
                              2006       $10.470      $11.428         6,474
                              2007       $11.428      $11.520         7,028
                              2008       $11.520      $ 8.478         6,610
                              2009       $ 8.478      $11.957         5,789
                              2010       $11.957      $13.362         5,296
                              2011       $13.362      $13.625         4,932
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.103         1,793
                              2006       $12.103      $13.375         7,105
                              2007       $13.375      $15.164         7,108
                              2008       $15.164      $ 9.003         6,628
                              2009       $ 9.003      $12.370         6,252
                              2010       $12.370      $15.635         5,331
                              2011       $15.635      $13.703         5,204
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.207         4,921
                              2007       $10.207      $10.531         7,534
                              2008       $10.531      $10.639        30,599
                              2009       $10.639      $10.509        31,909
                              2010       $10.509      $10.339        29,607
                              2011       $10.339      $10.166        26,844
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.148             0
                              2006       $11.148      $11.530         2,492
                              2007       $11.530      $12.957         3,161
                              2008       $12.957      $ 8.240         2,985
                              2009       $ 8.240      $10.771         2,671
                              2010       $10.771      $12.304         2,452
                              2011       $12.304      $11.516         2,403
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.688         6,254
                              2005       $10.688      $10.856         2,605
                              2006       $10.856      $11.673         1,806
                              2007       $11.673      $11.786         1,832
                              2008       $11.786      $ 8.878         1,872
                              2009       $ 8.878      $12.455         1,664
                              2010       $12.455      $13.868         1,623
                              2011       $13.868      $14.256         1,575

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.233         4,656
                              2005       $11.233      $11.221        22,211
                              2006       $11.221      $13.044        19,809
                              2007       $13.044      $13.304        18,547
                              2008       $13.304      $ 9.200        10,501
                              2009       $ 9.200      $12.264         9,411
                              2010       $12.264      $13.585         8,083
                              2011       $13.585      $13.674         5,699
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.374             0
                              2006       $11.374      $13.760             0
                              2007       $13.760      $15.129             0
                              2008       $15.129      $10.641           519
                              2009       $10.641      $12.901           516
                              2010       $12.901      $14.199           514
                              2011       $14.199      $13.547           512
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.944         1,519
                              2005       $10.944      $11.896         5,855
                              2006       $11.896      $13.845         7,049
                              2007       $13.845      $14.083         7,202
                              2008       $14.083      $ 8.707         6,676
                              2009       $ 8.707      $10.790         5,644
                              2010       $10.790      $11.795         5,416
                              2011       $11.795      $11.475         4,497
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.511         4,692
                              2005       $11.511      $12.468        16,247
                              2006       $12.468      $14.887        18,099
                              2007       $14.887      $16.896        17,386
                              2008       $16.896      $ 9.903         8,850
                              2009       $ 9.903      $13.342         7,540
                              2010       $13.342      $14.220         7,272
                              2011       $14.220      $12.493         6,250
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.517           928
                              2006       $10.517      $12.680           824
                              2007       $12.680      $12.497         2,872
                              2008       $12.497      $ 8.143         5,151
                              2009       $ 8.143      $ 9.472         4,917
                              2010       $ 9.472      $10.355         4,700
                              2011       $10.355      $ 9.462         4,440

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.370        1,885
                              2006       $11.370      $12.985        1,799
                              2007       $12.985      $13.104            0
                              2008       $13.104      $ 8.152            0
                              2009       $ 8.152      $10.672            0
                              2010       $10.672      $13.114            0
                              2011       $13.114      $12.071            0
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.336        1,377
                              2006       $11.336      $12.513        4,577
                              2007       $12.513      $10.244        4,160
                              2008       $10.244      $ 6.663        2,343
                              2009       $ 6.663      $ 8.363        2,086
                              2010       $ 8.363      $10.698        1,238
                              2011       $10.698      $10.589        1,206
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.265        1,133
                              2006       $11.265      $12.502        4,395
                              2007       $12.502      $12.001        6,538
                              2008       $12.001      $ 7.488        7,033
                              2009       $ 7.488      $ 8.918        6,727
                              2010       $ 8.918      $ 9.893        6,482
                              2011       $ 9.893      $10.120        6,125
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.887            0
                              2004       $12.887      $14.042        2,709
                              2005       $14.042      $14.555        1,033
                              2006       $14.555      $16.162          991
                              2007       $16.162      $16.104        1,015
                              2008       $16.104      $ 7.614        1,648
                              2009       $ 7.614      $11.059        1,375
                              2010       $11.059      $11.627        1,426
                              2011       $11.627      $11.043        1,375
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.234            0
                              2004       $12.234      $12.789          216
                              2005       $12.789      $13.652          216
                              2006       $13.652      $14.235            0
                              2007       $14.235      $15.635            0
                              2008       $15.635      $ 8.819            0
                              2009       $ 8.819      $10.466            0
                              2010       $10.466      $11.854            0
                              2011       $11.854      $10.708            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.775            0
                              2007       $10.775      $11.426            0
                              2008       $11.426      $ 7.827            0
                              2009       $ 7.827      $ 9.848            0
                              2010       $ 9.848      $10.577            0
                              2011       $10.577      $10.368            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.227            0
                              2004       $12.227      $13.007        6,539
                              2005       $13.007      $13.473        7,575
                              2006       $13.473      $14.680        6,784
                              2007       $14.680      $14.993        6,469
                              2008       $14.993      $ 9.366        4,689
                              2009       $ 9.366      $11.412        4,368
                              2010       $11.412      $12.363        4,255
                              2011       $12.363      $12.147        4,138
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.936            0
                              2004       $12.936      $14.580        1,316
                              2005       $14.580      $15.219        3,102
                              2006       $15.219      $18.195        3,013
                              2007       $18.195      $19.096        2,386
                              2008       $19.096      $11.060        2,519
                              2009       $11.060      $12.625        2,548
                              2010       $12.625      $13.887        2,536
                              2011       $13.887      $14.968            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.301          209
                              2004       $11.301      $12.172        1,838
                              2005       $12.172      $12.197        1,737
                              2006       $12.197      $13.072        1,611
                              2007       $13.072      $13.351        1,566
                              2008       $13.351      $10.081          720
                              2009       $10.081      $14.298          601
                              2010       $14.298      $15.456          593
                              2011       $15.456      $15.446          418
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.634            0
                              2004       $11.634      $12.664            0
                              2005       $12.664      $13.285            0
                              2006       $13.285      $14.885            0
                              2007       $14.885      $15.051            0
                              2008       $15.051      $10.884            0
                              2009       $10.884      $13.364            0
                              2010       $13.364      $14.733            0
                              2011       $14.733      $15.667            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 8.091         4,209
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.797         2,685
                              2005       $10.797      $11.386         1,820
                              2006       $11.386      $12.424             0
                              2007       $12.424      $13.346             0
                              2008       $13.346      $ 9.357             0
                              2009       $ 9.357      $11.946             0
                              2010       $11.946      $13.362             0
                              2011       $13.362      $12.282             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.081             0
                              2004       $12.081      $13.099         8,607
                              2005       $13.099      $13.449        16,549
                              2006       $13.449      $15.234        33,070
                              2007       $15.234      $15.725        33,003
                              2008       $15.725      $ 9.698        35,025
                              2009       $ 9.698      $12.018        34,047
                              2010       $12.018      $13.539        33,293
                              2011       $13.539      $13.515        32,930
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.821           701
                              2004       $11.821      $12.409             0
                              2005       $12.409      $13.132         1,202
                              2006       $13.132      $13.249         5,219
                              2007       $13.249      $15.192         4,953
                              2008       $15.192      $ 7.600         3,897
                              2009       $ 7.600      $12.376         3,537
                              2010       $12.376      $14.547         3,408
                              2011       $14.547      $13.388         3,291
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.491           697
                              2004       $12.491      $14.421        13,897
                              2005       $14.421      $14.760        23,528
                              2006       $14.760      $16.840        20,757
                              2007       $16.840      $16.168        20,778
                              2008       $16.168      $10.204        17,742
                              2009       $10.204      $12.881        17,189
                              2010       $12.881      $14.652        15,057
                              2011       $14.652      $14.101        10,792

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.590             0
                              2004       $11.590      $12.707         8,183
                              2005       $12.707      $13.415        13,539
                              2006       $13.415      $14.847        17,408
                              2007       $14.847      $15.086        14,481
                              2008       $15.086      $11.467        11,565
                              2009       $11.467      $13.808        10,902
                              2010       $13.808      $15.208        10,757
                              2011       $15.208      $14.757        10,618
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $12.120         2,638
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.390             0
                              2004       $12.390      $13.900         2,737
                              2005       $13.900      $14.994         4,326
                              2006       $14.994      $17.096         7,686
                              2007       $17.096      $17.230         7,443
                              2008       $17.230      $11.482         7,292
                              2009       $11.482      $14.010         6,964
                              2010       $14.010      $15.452         6,668
                              2011       $15.452      $14.848         6,330
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.731         3,004
                              2007       $10.731      $12.054         4,139
                              2008       $12.054      $ 6.100         4,785
                              2009       $ 6.100      $ 8.188         4,296
                              2010       $ 8.188      $ 8.846         4,184
                              2011       $ 8.846      $ 9.630             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.829             0
                              2004       $12.829      $14.490             0
                              2005       $14.490      $15.829             0
                              2006       $15.829      $16.329         3,412
                              2007       $16.329      $18.876         3,412
                              2008       $18.876      $ 9.866         3,412
                              2009       $ 9.866      $15.167         3,412
                              2010       $15.167      $18.977         3,412
                              2011       $18.977      $16.911         3,412
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.372           659
                              2004       $13.372      $15.056           901
                              2005       $15.056      $16.600         4,738
                              2006       $16.600      $19.686         6,516
                              2007       $19.686      $20.850         6,715
                              2008       $20.850      $12.007         6,252
                              2009       $12.007      $16.427         4,758
                              2010       $16.427      $19.732         4,157
                              2011       $19.732      $19.559         3,927

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.474           0
                              2004       $11.474      $13.568           0
                              2005       $13.568      $15.254         252
                              2006       $15.254      $18.000         252
                              2007       $18.000      $21.241         593
                              2008       $21.241      $13.897         593
                              2009       $13.897      $16.235         593
                              2010       $16.235      $17.038         593
                              2011       $17.038      $19.400           0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.201           0
                              2004       $12.201      $13.491           0
                              2005       $13.491      $16.278           0
                              2006       $16.278      $17.226           0
                              2007       $17.226      $20.216           0
                              2008       $20.216      $10.136           0
                              2009       $10.136      $16.846           0
                              2010       $16.846      $20.823           0
                              2011       $20.823      $18.917           0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.656           0
                              2004       $12.656      $13.995           0
                              2005       $13.995      $14.909           0
                              2006       $14.909      $19.037           0
                              2007       $19.037      $21.585           0
                              2008       $21.585      $12.128           0
                              2009       $12.128      $15.192           0
                              2010       $15.192      $15.975           0
                              2011       $15.975      $14.158           0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.568           0
                              2004       $12.568      $13.874           0
                              2005       $13.874      $14.519           0
                              2006       $14.519      $16.894           0
                              2007       $16.894      $19.377           0
                              2008       $19.377      $10.675           0
                              2009       $10.675      $10.194           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.283             0
                              2004       $10.283      $10.622        33,867
                              2005       $10.622      $10.764        32,307
                              2006       $10.764      $11.148        40,000
                              2007       $11.148      $11.586        39,996
                              2008       $11.586      $10.353        27,587
                              2009       $10.353      $12.447        26,918
                              2010       $12.447      $13.339        25,748
                              2011       $13.339      $13.733        23,265
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.991         1,581
                              2004       $ 9.991      $ 9.937         3,880
                              2005       $ 9.937      $ 9.917         4,734
                              2006       $ 9.917      $10.143         3,880
                              2007       $10.143      $10.249         3,880
                              2008       $10.249      $ 8.543         3,880
                              2009       $ 8.543      $ 8.865         3,880
                              2010       $ 8.865      $ 8.909         3,880
                              2011       $ 8.909      $ 8.974         3,880
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.909         9,025
                              2004       $ 9.909      $ 9.802        24,193
                              2005       $ 9.802      $ 9.881        25,408
                              2006       $ 9.881      $10.137        14,909
                              2007       $10.137      $10.430        22,227
                              2008       $10.430      $10.479        14,489
                              2009       $10.479      $10.303        15,634
                              2010       $10.303      $10.130        15,155
                              2011       $10.130      $ 9.960        13,620
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.852             0
                              2004       $11.852      $12.918         7,089
                              2005       $12.918      $14.973        11,801
                              2006       $14.973      $15.297        12,169
                              2007       $15.297      $17.930        11,323
                              2008       $17.930      $ 9.210         7,487
                              2009       $ 9.210      $15.470         6,578
                              2010       $15.470      $19.380         5,544
                              2011       $19.380      $17.726         5,319
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $12.001             0
                              2004       $12.001      $12.992         5,795
                              2005       $12.992      $13.803         4,347
                              2006       $13.803      $15.572         4,340
                              2007       $15.572      $16.589         4,334
                              2008       $16.589      $12.362         4,328
                              2009       $12.362      $14.515         4,319
                              2010       $14.515      $15.197         4,312
                              2011       $15.197      $13.726         1,409

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.491             0
                              2007       $ 9.491      $11.489             0
                              2008       $11.489      $ 6.341             0
                              2009       $ 6.341      $ 8.829             0
                              2010       $ 8.829      $10.784             0
                              2011       $10.784      $ 9.802             0
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.703             0
                              2007       $10.703      $11.124             0
                              2008       $11.124      $ 9.332         2,406
                              2009       $ 9.332      $11.969         2,387
                              2010       $11.969      $13.185         2,370
                              2011       $13.185      $13.769         2,353
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.118         1,889
                              2007       $10.118      $10.998         1,774
                              2008       $10.998      $10.041         2,311
                              2009       $10.041      $11.675         2,181
                              2010       $11.675      $12.397         2,071
                              2011       $12.397      $13.598         1,967
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.300        16,510
                              2007       $10.300      $11.002        22,612
                              2008       $11.002      $11.326        23,885
                              2009       $11.326      $12.689        24,248
                              2010       $12.689      $13.474        23,227
                              2011       $13.474      $13.712        21,099
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 8.037         6,143
                              2010       $ 8.037      $ 8.897         5,764
                              2011       $ 8.897      $ 8.915         5,616
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.311             0
                              2004       $11.311      $12.033           226
                              2005       $12.033      $12.303         1,073
                              2006       $12.303      $13.538           817
                              2007       $13.538      $13.435           791
                              2008       $13.435      $ 7.829           760
                              2009       $ 7.829      $ 9.669           745
                              2010       $ 9.669      $10.535           741
                              2011       $10.535      $10.644           738

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.285        1,205
                              2004       $12.285      $13.419            0
                              2005       $13.419      $13.883            0
                              2006       $13.883      $15.820            0
                              2007       $15.820      $14.612            0
                              2008       $14.612      $ 8.806            0
                              2009       $ 8.806      $11.238            0
                              2010       $11.238      $12.637            0
                              2011       $12.637      $11.847            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.654          195
                              2004       $12.654      $14.455        2,074
                              2005       $14.455      $15.945        3,035
                              2006       $15.945      $20.022          961
                              2007       $20.022      $21.328          943
                              2008       $21.328      $11.752          937
                              2009       $11.752      $14.399          932
                              2010       $14.399      $15.575          931
                              2011       $15.575      $12.719          945
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.151            0
                              2004       $12.151      $13.455            0
                              2005       $13.455      $14.394            0
                              2006       $14.394      $16.123            0
                              2007       $16.123      $15.030            0
                              2008       $15.030      $ 8.932            0
                              2009       $ 8.932      $11.488            0
                              2010       $11.488      $12.866            0
                              2011       $12.866      $12.654            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.918        1,501
                              2006       $10.918      $12.453        3,781
                              2007       $12.453      $11.643        5,576
                              2008       $11.643      $ 6.323        6,898
                              2009       $ 6.323      $ 5.953            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.720            0
                              2004       $11.720      $12.102        1,882
                              2005       $12.102      $12.575        2,544
                              2006       $12.575      $13.035        3,261
                              2007       $13.035      $13.521        4,112
                              2008       $13.521      $ 8.370        3,995
                              2009       $ 8.370      $13.486        3,800
                              2010       $13.486      $16.016        3,650
                              2011       $16.016      $12.935        1,934

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.288            0
                              2004       $11.288      $12.216            0
                              2005       $12.216      $13.468            0
                              2006       $13.468      $14.671            0
                              2007       $14.671      $15.344            0
                              2008       $15.344      $12.825            0
                              2009       $12.825      $16.405            0
                              2010       $16.405      $17.699            0
                              2011       $17.699      $18.599            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.872            0
                              2004       $14.872      $17.983            0
                              2005       $17.983      $23.650          177
                              2006       $23.650      $31.893          994
                              2007       $31.893      $44.036          958
                              2008       $44.036      $18.726        1,385
                              2009       $18.726      $31.319        1,305
                              2010       $31.319      $36.624          571
                              2011       $36.624      $29.439          525
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.217            0
                              2004       $12.217      $13.545        4,087
                              2005       $13.545      $14.911        7,117
                              2006       $14.911      $17.813        8,636
                              2007       $17.813      $19.223        8,126
                              2008       $19.223      $13.429        9,000
                              2009       $13.429      $17.105        8,814
                              2010       $17.105      $19.178        6,675
                              2011       $19.178      $20.561        6,552
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.683          608
                              2004       $11.683      $12.339        2,509
                              2005       $12.339      $14.009            0
                              2006       $14.009      $14.298        1,365
                              2007       $14.298      $17.100            0
                              2008       $17.100      $ 8.515            0
                              2009       $ 8.515      $13.824            0
                              2010       $13.824      $16.664            0
                              2011       $16.664      $15.884            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.080            0
                              2004       $13.080      $15.621        1,735
                              2005       $15.621      $18.015        1,778
                              2006       $18.015      $19.329        3,646
                              2007       $19.329      $23.297        2,510
                              2008       $23.297      $12.180        3,055
                              2009       $12.180      $18.844        2,436
                              2010       $18.844      $24.504        2,090
                              2011       $24.504      $22.362        2,154
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.584            0
                              2004       $13.584      $15.885          101
                              2005       $15.885      $17.630            0
                              2006       $17.630      $19.384            0
                              2007       $19.384      $19.619            0
                              2008       $19.619      $11.488            0
                              2009       $11.488      $16.562            0
                              2010       $16.562      $20.606            0
                              2011       $20.606      $18.493            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.750            0
                              2004       $12.750      $17.057        5,557
                              2005       $17.057      $19.578        4,391
                              2006       $19.578      $26.499        6,332
                              2007       $26.499      $21.549        6,725
                              2008       $21.549      $13.122        3,005
                              2009       $13.122      $16.576        2,783
                              2010       $16.576      $21.108        2,134
                              2011       $21.108      $21.928        1,955



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.441           321
                              2004       $12.441      $14.001         1,519
                              2005       $14.001      $15.359         5,607
                              2006       $15.359      $15.850        16,198
                              2007       $15.850      $16.330        13,867
                              2008       $16.330      $ 9.516        12,478
                              2009       $ 9.516      $11.253        10,876
                              2010       $11.253      $12.472        10,010
                              2011       $12.472      $13.000         6,854
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.275         3,995
                              2004       $12.275      $13.415        17,265
                              2005       $13.415      $13.788        16,861
                              2006       $13.788      $14.905         5,736
                              2007       $14.905      $16.499         4,535
                              2008       $16.499      $ 9.306         4,603
                              2009       $ 9.306      $12.149         4,503
                              2010       $12.149      $13.704         4,433
                              2011       $13.704      $13.597         3,660
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.866         9,392
                              2006       $11.866      $15.755        20,261
                              2007       $15.755      $16.343        21,992
                              2008       $16.343      $ 7.502        23,181
                              2009       $ 7.502      $ 9.904        20,839
                              2010       $ 9.904      $10.150        21,150
                              2011       $10.150      $ 8.035        22,810

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.476           936
                              2004       $11.476      $12.217         2,090
                              2005       $12.217      $13.788         2,045
                              2006       $13.788      $13.461         2,094
                              2007       $13.461      $15.027         1,965
                              2008       $15.027      $ 8.885         1,215
                              2009       $ 8.885      $11.970           923
                              2010       $11.970      $12.918           911
                              2011       $12.918      $12.279           476
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.600         1,212
                              2004       $13.600      $15.912        11,663
                              2005       $15.912      $16.673        14,974
                              2006       $16.673      $18.711        15,699
                              2007       $18.711      $18.664        16,541
                              2008       $18.664      $11.783        16,138
                              2009       $11.783      $16.517        13,146
                              2010       $16.517      $20.546        11,926
                              2011       $20.546      $18.448        11,619
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.945         1,109
                              2006       $10.945      $13.282         1,819
                              2007       $13.282      $15.926         1,561
                              2008       $15.926      $ 9.897         1,337
                              2009       $ 9.897      $10.687             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.724             0
                              2006       $10.724      $12.754           599
                              2007       $12.754      $12.009           595
                              2008       $12.009      $ 6.960           782
                              2009       $ 6.960      $ 8.278           191
                              2010       $ 8.278      $ 9.063           189
                              2011       $ 9.063      $ 8.569           188
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.881        12,903
                              2006       $11.881      $13.009        17,162
                              2007       $13.009      $14.993        24,941
                              2008       $14.993      $ 8.443        23,792
                              2009       $ 8.443      $11.238        15,824
                              2010       $11.238      $12.912        13,191
                              2011       $12.912      $12.334        12,201

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.080         7,580
                              2006       $11.080      $12.288        14,335
                              2007       $12.288      $13.504        12,769
                              2008       $13.504      $ 7.709        11,093
                              2009       $ 7.709      $ 9.622        11,173
                              2010       $ 9.622      $10.830        11,028
                              2011       $10.830      $10.786         9,694
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.466         1,658
                              2006       $10.466      $11.418         5,694
                              2007       $11.418      $11.504         6,586
                              2008       $11.504      $ 8.462         4,473
                              2009       $ 8.462      $11.929         4,193
                              2010       $11.929      $13.324         4,162
                              2011       $13.324      $13.579         3,886
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.099         2,565
                              2006       $12.099      $13.364         3,963
                              2007       $13.364      $15.144         3,800
                              2008       $15.144      $ 8.986         3,758
                              2009       $ 8.986      $12.340         3,730
                              2010       $12.340      $15.590         3,537
                              2011       $15.590      $13.657         3,521
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.203         2,709
                              2007       $10.203      $10.522         4,860
                              2008       $10.522      $10.625         4,961
                              2009       $10.625      $10.489         8,993
                              2010       $10.489      $10.314        10,037
                              2011       $10.314      $10.136         9,422
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.144         3,696
                              2006       $11.144      $11.520         6,340
                              2007       $11.520      $12.940         4,802
                              2008       $12.940      $ 8.224         5,027
                              2009       $ 8.224      $10.746         4,721
                              2010       $10.746      $12.269         6,222
                              2011       $12.269      $11.477         6,158
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.685         5,890
                              2005       $10.685      $10.847        15,698
                              2006       $10.847      $11.657        18,903
                              2007       $11.657      $11.764        17,623
                              2008       $11.764      $ 8.857        17,194
                              2009       $ 8.857      $12.419        15,280
                              2010       $12.419      $13.821        15,979
                              2011       $13.821      $14.200        14,892

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.229           937
                              2005       $11.229      $11.211        16,340
                              2006       $11.211      $13.026        18,775
                              2007       $13.026      $13.279        18,706
                              2008       $13.279      $ 9.178        18,045
                              2009       $ 9.178      $12.229        18,668
                              2010       $12.229      $13.539        17,897
                              2011       $13.539      $13.621        17,181
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.370           207
                              2006       $11.370      $13.749         1,321
                              2007       $13.749      $15.109         2,450
                              2008       $15.109      $10.621         2,455
                              2009       $10.621      $12.870         4,135
                              2010       $12.870      $14.158         4,352
                              2011       $14.158      $13.501         3,149
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.941           840
                              2005       $10.941      $11.886        11,565
                              2006       $11.886      $13.826        13,529
                              2007       $13.826      $14.057        13,239
                              2008       $14.057      $ 8.686        12,640
                              2009       $ 8.686      $10.759        11,613
                              2010       $10.759      $11.755        11,023
                              2011       $11.755      $11.430         9,711
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.508           773
                              2005       $11.508      $12.458        12,780
                              2006       $12.458      $14.867        18,523
                              2007       $14.867      $16.865        15,816
                              2008       $16.865      $ 9.880        15,463
                              2009       $ 9.880      $13.304        13,228
                              2010       $13.304      $14.172        11,725
                              2011       $14.172      $12.445        11,216
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.514         3,085
                              2006       $10.514      $12.669         5,262
                              2007       $12.669      $12.480         8,827
                              2008       $12.480      $ 8.128         7,885
                              2009       $ 8.128      $ 9.450         7,993
                              2010       $ 9.450      $10.325         8,153
                              2011       $10.325      $ 9.430        10,414

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.366         2,717
                              2006       $11.366      $12.974         2,904
                              2007       $12.974      $13.086         2,894
                              2008       $13.086      $ 8.137         1,966
                              2009       $ 8.137      $10.646         1,865
                              2010       $10.646      $13.077           767
                              2011       $13.077      $12.030           765
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.333        11,367
                              2006       $11.333      $12.502        14,355
                              2007       $12.502      $10.230        14,320
                              2008       $10.230      $ 6.650        12,453
                              2009       $ 6.650      $ 8.343         8,201
                              2010       $ 8.343      $10.667         7,112
                              2011       $10.667      $10.553         6,500
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.261         6,856
                              2006       $11.261      $12.492        13,475
                              2007       $12.492      $11.985        12,846
                              2008       $11.985      $ 7.474        10,700
                              2009       $ 7.474      $ 8.897         9,704
                              2010       $ 8.897      $ 9.865         9,739
                              2011       $ 9.865      $10.085         8,594
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.883             0
                              2004       $12.883      $14.031         5,523
                              2005       $14.031      $14.535         6,236
                              2006       $14.535      $16.132         5,800
                              2007       $16.132      $16.066         4,417
                              2008       $16.066      $ 7.592         6,313
                              2009       $ 7.592      $11.021         5,268
                              2010       $11.021      $11.582         4,744
                              2011       $11.582      $10.994         4,304
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.230         1,859
                              2004       $12.230      $12.778         1,855
                              2005       $12.778      $13.634         1,141
                              2006       $13.634      $14.209         1,141
                              2007       $14.209      $15.598         1,141
                              2008       $15.598      $ 8.793           413
                              2009       $ 8.793      $10.430           413
                              2010       $10.430      $11.808           412
                              2011       $11.808      $10.661           412

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.771         3,724
                              2007       $10.771      $11.417         3,405
                              2008       $11.417      $ 7.816         3,321
                              2009       $ 7.816      $ 9.829         2,159
                              2010       $ 9.829      $10.552         2,143
                              2011       $10.552      $10.338         2,128
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.223         1,616
                              2004       $12.223      $12.996        29,623
                              2005       $12.996      $13.454        30,076
                              2006       $13.454      $14.653        26,991
                              2007       $14.653      $14.958        23,736
                              2008       $14.958      $ 9.339        12,767
                              2009       $ 9.339      $11.373         8,664
                              2010       $11.373      $12.315         8,430
                              2011       $12.315      $12.094         5,870
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.931         2,247
                              2004       $12.931      $14.568         5,895
                              2005       $14.568      $15.199         6,958
                              2006       $15.199      $18.162         6,186
                              2007       $18.162      $19.051         4,317
                              2008       $19.051      $11.028         3,646
                              2009       $11.028      $12.582         3,081
                              2010       $12.582      $13.833         3,042
                              2011       $13.833      $14.907             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.297         1,291
                              2004       $11.297      $12.162         7,168
                              2005       $12.162      $12.181         7,800
                              2006       $12.181      $13.048         7,465
                              2007       $13.048      $13.320         7,453
                              2008       $13.320      $10.052         6,205
                              2009       $10.052      $14.250         5,054
                              2010       $14.250      $15.396         4,536
                              2011       $15.396      $15.378         3,481
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.630         1,291
                              2004       $11.630      $12.653         2,420
                              2005       $12.653      $13.267         3,027
                              2006       $13.267      $14.857         2,669
                              2007       $14.857      $15.015         2,071
                              2008       $15.015      $10.853         2,040
                              2009       $10.853      $13.319           557
                              2010       $13.319      $14.676           543
                              2011       $14.676      $15.604             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 8.067         6,220
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.793        11,166
                              2005       $10.793      $11.376        11,086
                              2006       $11.376      $12.407        11,084
                              2007       $12.407      $13.321        10,849
                              2008       $13.321      $ 9.335        10,733
                              2009       $ 9.335      $11.911        10,599
                              2010       $11.911      $13.317        10,362
                              2011       $13.317      $12.235        10,360
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.077         3,737
                              2004       $12.077      $13.088        10,590
                              2005       $13.088      $13.431        17,136
                              2006       $13.431      $15.206        25,713
                              2007       $15.206      $15.688        24,387
                              2008       $15.688      $ 9.670        21,585
                              2009       $ 9.670      $11.978        20,707
                              2010       $11.978      $13.486        20,363
                              2011       $13.486      $13.455        20,683
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.817           751
                              2004       $11.817      $12.399         4,567
                              2005       $12.399      $13.114         4,493
                              2006       $13.114      $13.225         3,265
                              2007       $13.225      $15.156         3,057
                              2008       $15.156      $ 7.578         2,614
                              2009       $ 7.578      $12.334         1,706
                              2010       $12.334      $14.490         1,500
                              2011       $14.490      $13.329         1,305
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.487        12,014
                              2004       $12.487      $14.408        41,479
                              2005       $14.408      $14.740        69,291
                              2006       $14.740      $16.809        72,271
                              2007       $16.809      $16.130        67,318
                              2008       $16.130      $10.175        66,972
                              2009       $10.175      $12.838        59,119
                              2010       $12.838      $14.594        54,422
                              2011       $14.594      $14.039        49,605

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.586           629
                              2004       $11.586      $12.696         6,153
                              2005       $12.696      $13.397        18,434
                              2006       $13.397      $14.820        17,401
                              2007       $14.820      $15.050        17,342
                              2008       $15.050      $11.434        16,837
                              2009       $11.434      $13.761        16,382
                              2010       $13.761      $15.149        16,355
                              2011       $15.149      $14.692        16,744
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $12.066         2,995
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.385         7,678
                              2004       $12.385      $13.888        24,955
                              2005       $13.888      $14.974        27,392
                              2006       $14.974      $17.064        25,379
                              2007       $17.064      $17.189        23,839
                              2008       $17.189      $11.449        22,434
                              2009       $11.449      $13.962        19,503
                              2010       $13.962      $15.392        18,403
                              2011       $15.392      $14.783        15,935
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.728         3,276
                              2007       $10.728      $12.043         1,021
                              2008       $12.043      $ 6.091         2,402
                              2009       $ 6.091      $ 8.173         6,845
                              2010       $ 8.173      $ 8.825         6,597
                              2011       $ 8.825      $ 9.606             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.824         2,230
                              2004       $12.824      $14.478         3,794
                              2005       $14.478      $15.808         6,935
                              2006       $15.808      $16.298         5,298
                              2007       $16.298      $18.832         5,069
                              2008       $18.832      $ 9.837         3,349
                              2009       $ 9.837      $15.115         1,150
                              2010       $15.115      $18.903         1,145
                              2011       $18.903      $16.836           472
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.368         6,362
                              2004       $13.368      $15.043        15,793
                              2005       $15.043      $16.578        20,993
                              2006       $16.578      $19.650        26,303
                              2007       $19.650      $20.801        23,654
                              2008       $20.801      $11.973        19,195
                              2009       $11.973      $16.371        13,480
                              2010       $16.371      $19.655        12,028
                              2011       $19.655      $19.473         9,417

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.470            0
                              2004       $11.470      $13.557          116
                              2005       $13.557      $15.233        1,413
                              2006       $15.233      $17.967        1,393
                              2007       $17.967      $21.191          659
                              2008       $21.191      $13.857          566
                              2009       $13.857      $16.180          461
                              2010       $16.180      $16.971          236
                              2011       $16.971      $19.315           59
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.197          623
                              2004       $12.197      $13.480          523
                              2005       $13.480      $16.256          879
                              2006       $16.256      $17.194          607
                              2007       $17.194      $20.168          409
                              2008       $20.168      $10.106          312
                              2009       $10.106      $16.789          200
                              2010       $16.789      $20.741            0
                              2011       $20.741      $18.833            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.652        2,600
                              2004       $12.652      $13.983        9,341
                              2005       $13.983      $14.889        9,230
                              2006       $14.889      $19.002        8,230
                              2007       $19.002      $21.534        6,803
                              2008       $21.534      $12.094        3,987
                              2009       $12.094      $15.140        2,946
                              2010       $15.140      $15.912        2,854
                              2011       $15.912      $14.095        1,768
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.564          662
                              2004       $12.564      $13.862          997
                              2005       $13.862      $14.499          967
                              2006       $14.499      $16.862          898
                              2007       $16.862      $19.331          861
                              2008       $19.331      $10.644          827
                              2009       $10.644      $10.163            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.279         9,635
                              2004       $10.279      $10.613        55,986
                              2005       $10.613      $10.750        84,876
                              2006       $10.750      $11.127       122,078
                              2007       $11.127      $11.559       114,427
                              2008       $11.559      $10.323        81,565
                              2009       $10.323      $12.405        82,792
                              2010       $12.405      $13.287        77,384
                              2011       $13.287      $13.672        65,124
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.988           579
                              2004       $ 9.988      $ 9.929         5,610
                              2005       $ 9.929      $ 9.904        14,195
                              2006       $ 9.904      $10.124        18,083
                              2007       $10.124      $10.225        16,594
                              2008       $10.225      $ 8.518        14,343
                              2009       $ 8.518      $ 8.835        17,257
                              2010       $ 8.835      $ 8.874        19,366
                              2011       $ 8.874      $ 8.934        18,949
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.906         1,824
                              2004       $ 9.906      $ 9.793        51,934
                              2005       $ 9.793      $ 9.867        59,633
                              2006       $ 9.867      $10.118        72,981
                              2007       $10.118      $10.405        67,312
                              2008       $10.405      $10.449        49,483
                              2009       $10.449      $10.268        69,227
                              2010       $10.268      $10.091        73,612
                              2011       $10.091      $ 9.916        60,942
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.848         1,790
                              2004       $11.848      $12.907        17,173
                              2005       $12.907      $14.953        16,295
                              2006       $14.953      $15.269        15,558
                              2007       $15.269      $17.888        10,835
                              2008       $17.888      $ 9.184        13,667
                              2009       $ 9.184      $15.418        10,411
                              2010       $15.418      $19.305         8,619
                              2011       $19.305      $17.648         6,865
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.997         8,940
                              2004       $11.997      $12.981        12,775
                              2005       $12.981      $13.784        11,067
                              2006       $13.784      $15.543         9,541
                              2007       $15.543      $16.550         9,409
                              2008       $16.550      $12.326         4,491
                              2009       $12.326      $14.466         3,720
                              2010       $14.466      $15.138         3,373
                              2011       $15.138      $13.666         2,087

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.488           404
                              2007       $ 9.488      $11.479           467
                              2008       $11.479      $ 6.333         1,099
                              2009       $ 6.333      $ 8.812           600
                              2010       $ 8.812      $10.758           597
                              2011       $10.758      $ 9.774           596
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.699             0
                              2007       $10.699      $11.114             0
                              2008       $11.114      $ 9.319           202
                              2009       $ 9.319      $11.946           200
                              2010       $11.946      $13.154           198
                              2011       $13.154      $13.729           196
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.115             0
                              2007       $10.115      $10.989             0
                              2008       $10.989      $10.027           593
                              2009       $10.027      $11.654         1,202
                              2010       $11.654      $12.367         1,134
                              2011       $12.367      $13.558         1,042
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.297         8,654
                              2007       $10.297      $10.993        14,000
                              2008       $10.993      $11.311         4,457
                              2009       $11.311      $12.665        19,668
                              2010       $12.665      $13.442        14,748
                              2011       $13.442      $13.672        12,969
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 8.017         7,448
                              2010       $ 8.017      $ 8.871         7,275
                              2011       $ 8.871      $ 8.885         6,592
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.307         1,192
                              2004       $11.307      $12.022         5,170
                              2005       $12.022      $12.286         6,514
                              2006       $12.286      $13.512         6,636
                              2007       $13.512      $13.403         6,649
                              2008       $13.403      $ 7.806         7,295
                              2009       $ 7.806      $ 9.636         7,267
                              2010       $ 9.636      $10.494         7,237
                              2011       $10.494      $10.597         6,907

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.281             0
                              2004       $12.281      $13.408         3,765
                              2005       $13.408      $13.864         3,723
                              2006       $13.864      $15.791         3,657
                              2007       $15.791      $14.578         1,586
                              2008       $14.578      $ 8.781         1,821
                              2009       $ 8.781      $11.200         1,681
                              2010       $11.200      $12.588         1,628
                              2011       $12.588      $11.795         1,657
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.650         3,657
                              2004       $12.650      $14.443         8,072
                              2005       $14.443      $15.923        10,263
                              2006       $15.923      $19.984         9,992
                              2007       $19.984      $21.277         7,420
                              2008       $21.277      $11.718         7,073
                              2009       $11.718      $14.350         7,098
                              2010       $14.350      $15.514         7,112
                              2011       $15.514      $12.663         7,862
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.147             0
                              2004       $12.147      $13.444             0
                              2005       $13.444      $14.374             0
                              2006       $14.374      $16.093             0
                              2007       $16.093      $14.994             0
                              2008       $14.994      $ 8.906             0
                              2009       $ 8.906      $11.449             0
                              2010       $11.449      $12.816             0
                              2011       $12.816      $12.599             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.915         3,664
                              2006       $10.915      $12.443         9,942
                              2007       $12.443      $11.627         9,614
                              2008       $11.627      $ 6.311         9,101
                              2009       $ 6.311      $ 5.941             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.716           298
                              2004       $11.716      $12.091         4,319
                              2005       $12.091      $12.558         4,848
                              2006       $12.558      $13.011         5,117
                              2007       $13.011      $13.489         3,665
                              2008       $13.489      $ 8.346         3,543
                              2009       $ 8.346      $13.440         2,875
                              2010       $13.440      $15.953         2,340
                              2011       $15.953      $12.878         1,966

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.285         1,551
                              2004       $11.285      $12.206         3,809
                              2005       $12.206      $13.450         3,137
                              2006       $13.450      $14.644         3,211
                              2007       $14.644      $15.308         3,012
                              2008       $15.308      $12.788         1,754
                              2009       $12.788      $16.350         1,707
                              2010       $16.350      $17.631         1,701
                              2011       $17.631      $18.517         1,537
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.867         2,327
                              2004       $14.867      $17.968         4,136
                              2005       $17.968      $23.618         6,349
                              2006       $23.618      $31.834         6,698
                              2007       $31.834      $43.932         5,413
                              2008       $43.932      $18.672         5,902
                              2009       $18.672      $31.213         6,305
                              2010       $31.213      $36.481         6,058
                              2011       $36.481      $29.310         6,103
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.213         6,414
                              2004       $12.213      $13.533        19,015
                              2005       $13.533      $14.891        23,225
                              2006       $14.891      $17.780        23,546
                              2007       $17.780      $19.178        20,486
                              2008       $19.178      $13.390        17,020
                              2009       $13.390      $17.047        13,393
                              2010       $17.047      $19.103        12,817
                              2011       $19.103      $20.471        11,290
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.679         1,152
                              2004       $11.679      $12.328         1,427
                              2005       $12.328      $13.990         1,419
                              2006       $13.990      $14.271         1,943
                              2007       $14.271      $17.059         1,922
                              2008       $17.059      $ 8.490         1,778
                              2009       $ 8.490      $13.777         1,104
                              2010       $13.777      $16.599         1,097
                              2011       $16.599      $15.815           420

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.076           717
                              2004       $13.076      $15.608         2,943
                              2005       $15.608      $17.990        15,439
                              2006       $17.990      $19.293        21,567
                              2007       $19.293      $23.242        19,996
                              2008       $23.242      $12.145        24,701
                              2009       $12.145      $18.780        19,300
                              2010       $18.780      $24.409        16,492
                              2011       $24.409      $22.264        17,648
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.580         3,993
                              2004       $13.580      $15.872        12,899
                              2005       $15.872      $17.606        12,585
                              2006       $17.606      $19.348        11,979
                              2007       $19.348      $19.572        11,879
                              2008       $19.572      $11.455        11,340
                              2009       $11.455      $16.506        10,838
                              2010       $16.506      $20.526        11,023
                              2011       $20.526      $18.412        10,256
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.746         3,713
                              2004       $12.746      $17.042        10,784
                              2005       $17.042      $19.552        22,939
                              2006       $19.552      $26.450        23,268
                              2007       $26.450      $21.498        24,634
                              2008       $21.498      $13.085        26,713
                              2009       $13.085      $16.520        24,287
                              2010       $16.520      $21.026        21,301
                              2011       $21.026      $21.831        19,178



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.6



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.271       401,539
                              2004       $12.271      $13.404       511,264
                              2005       $13.404      $13.770       489,546
                              2006       $13.770      $15.821       431,729
                              2007       $15.821      $16.291       376,960
                              2008       $16.291      $ 9.488       325,975
                              2009       $ 9.488      $11.215       290,950
                              2010       $11.215      $12.424       269,968
                              2011       $12.424      $12.943       232,607
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.437       150,818
                              2004       $12.437      $13.989       221,062
                              2005       $13.989      $15.338       246,517
                              2006       $15.338      $14.877       241,377
                              2007       $14.877      $16.460       233,850
                              2008       $16.460      $ 9.279       189,011
                              2009       $ 9.279      $12.108       182,021
                              2010       $12.108      $13.651       164,037
                              2011       $13.651      $13.537       138,787
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.862        86,632
                              2006       $11.862      $15.741       189,365
                              2007       $15.741      $16.321       211,417
                              2008       $16.321      $ 7.488       195,684
                              2009       $ 7.488      $ 9.880       179,802
                              2010       $ 9.880      $10.121       165,656
                              2011       $10.121      $ 8.008       160,938

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.472       161,943
                              2004       $11.472      $12.207       199,308
                              2005       $12.207      $13.769       197,532
                              2006       $13.769      $13.436       172,369
                              2007       $13.436      $14.991       156,130
                              2008       $14.991      $ 8.860       143,447
                              2009       $ 8.860      $11.930       127,365
                              2010       $11.930      $12.868       122,928
                              2011       $12.868      $12.225        96,912
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.595       274,965
                              2004       $13.595      $15.899       410,042
                              2005       $15.899      $16.651       433,022
                              2006       $16.651      $18.676       415,530
                              2007       $18.676      $18.620       380,310
                              2008       $18.620      $11.749       324,217
                              2009       $11.749      $16.461       293,327
                              2010       $16.461      $20.466       256,322
                              2011       $20.466      $18.367       213,572
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.941        15,832
                              2006       $10.941      $13.270        23,344
                              2007       $13.270      $15.904        30,808
                              2008       $15.904      $ 9.878        48,081
                              2009       $ 9.878      $10.663             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.720         8,804
                              2006       $10.720      $12.743        34,477
                              2007       $12.743      $11.993        32,222
                              2008       $11.993      $ 6.947        25,441
                              2009       $ 6.947      $ 8.258        25,735
                              2010       $ 8.258      $ 9.036        20,475
                              2011       $ 9.036      $ 8.540        18,154
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.876       128,269
                              2006       $11.876      $12.998       198,759
                              2007       $12.998      $14.973       230,214
                              2008       $14.973      $ 8.427       265,255
                              2009       $ 8.427      $11.211       274,217
                              2010       $11.211      $12.875       239,466
                              2011       $12.875      $12.292       208,949

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.076        23,495
                              2006       $11.076      $12.277        54,782
                              2007       $12.277      $13.486        56,369
                              2008       $13.486      $ 7.695        60,276
                              2009       $ 7.695      $ 9.599        60,722
                              2010       $ 9.599      $10.799        55,396
                              2011       $10.799      $10.750        43,518
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.463        24,058
                              2006       $10.463      $11.409        44,256
                              2007       $11.409      $11.488        48,022
                              2008       $11.488      $ 8.446        43,228
                              2009       $ 8.446      $11.900        41,973
                              2010       $11.900      $13.285        38,109
                              2011       $13.285      $13.533        32,429
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.095        46,521
                              2006       $12.095      $13.352        87,873
                              2007       $13.352      $15.123        82,129
                              2008       $15.123      $ 8.970        72,737
                              2009       $ 8.970      $12.311        60,751
                              2010       $12.311      $15.545        55,879
                              2011       $15.545      $13.611        52,920
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.200        13,970
                              2007       $10.200      $10.513       111,459
                              2008       $10.513      $10.610       367,684
                              2009       $10.610      $10.470       349,523
                              2010       $10.470      $10.290       203,488
                              2011       $10.290      $10.107       205,286
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.140         5,522
                              2006       $11.140      $11.510        16,179
                              2007       $11.510      $12.922        14,761
                              2008       $12.922      $ 8.209        28,562
                              2009       $ 8.209      $10.720        32,985
                              2010       $10.720      $12.233        21,639
                              2011       $12.233      $11.438        15,644
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.681        73,675
                              2005       $10.681      $10.838        95,386
                              2006       $10.838      $11.641        91,682
                              2007       $11.641      $11.742        86,499
                              2008       $11.742      $ 8.836        75,011
                              2009       $ 8.836      $12.383        70,314
                              2010       $12.383      $13.774        62,407
                              2011       $13.774      $14.145        49,113

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.225        65,570
                              2005       $11.225      $11.202       185,049
                              2006       $11.202      $13.008       238,471
                              2007       $13.008      $13.254       255,837
                              2008       $13.254      $ 9.156       245,214
                              2009       $ 9.156      $12.194       215,912
                              2010       $12.194      $13.493       165,003
                              2011       $13.493      $13.568       136,159
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.366        24,927
                              2006       $11.366      $13.737        31,082
                              2007       $13.737      $15.088        49,812
                              2008       $15.088      $10.601        59,854
                              2009       $10.601      $12.839        55,957
                              2010       $12.839      $14.118        63,655
                              2011       $14.118      $13.455        38,794
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.937        54,470
                              2005       $10.937      $11.875       120,041
                              2006       $11.875      $13.807       135,146
                              2007       $13.807      $14.031       136,965
                              2008       $14.031      $ 8.666       133,034
                              2009       $ 8.666      $10.728       117,078
                              2010       $10.728      $11.715       108,701
                              2011       $11.715      $11.386        90,810
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504        52,429
                              2005       $11.504      $12.447       173,728
                              2006       $12.447      $14.847       227,817
                              2007       $14.847      $16.833       214,641
                              2008       $16.833      $ 9.856       217,770
                              2009       $ 9.856      $13.266       203,493
                              2010       $13.266      $14.124       195,727
                              2011       $14.124      $12.396       151,685
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.510        25,428
                              2006       $10.510      $12.659        70,169
                              2007       $12.659      $12.463        67,358
                              2008       $12.463      $ 8.113        53,313
                              2009       $ 8.113      $ 9.427        53,483
                              2010       $ 9.427      $10.295        52,509
                              2011       $10.295      $ 9.398        47,223

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.362        44,698
                              2006       $11.362      $12.963        49,736
                              2007       $12.963      $13.068        39,835
                              2008       $13.068      $ 8.122        37,011
                              2009       $ 8.122      $10.621        31,874
                              2010       $10.621      $13.039        27,633
                              2011       $13.039      $11.989        29,160
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.329        52,794
                              2006       $11.329      $12.492       113,695
                              2007       $12.492      $10.216       109,245
                              2008       $10.216      $ 6.638        96,357
                              2009       $ 6.638      $ 8.323        92,684
                              2010       $ 8.323      $10.637        74,750
                              2011       $10.637      $10.517        72,960
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.257        18,819
                              2006       $11.257      $12.481        45,956
                              2007       $12.481      $11.969        57,135
                              2008       $11.969      $ 7.460        57,686
                              2009       $ 7.460      $ 8.875        60,771
                              2010       $ 8.875      $ 9.836        53,057
                              2011       $ 9.836      $10.051        42,308
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.878       138,446
                              2004       $12.878      $14.019       249,632
                              2005       $14.019      $14.516       226,779
                              2006       $14.516      $16.102       206,748
                              2007       $16.102      $16.028       182,860
                              2008       $16.028      $ 7.570       175,621
                              2009       $ 7.570      $10.984       144,679
                              2010       $10.984      $11.537       139,030
                              2011       $11.537      $10.946       112,205
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.226       102,343
                              2004       $12.226      $12.768       118,640
                              2005       $12.768      $13.615        92,533
                              2006       $13.615      $14.182        84,229
                              2007       $14.182      $15.561        63,558
                              2008       $15.561      $ 8.768        54,320
                              2009       $ 8.768      $10.395        51,906
                              2010       $10.395      $11.762        42,642
                              2011       $11.762      $10.614        33,946

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.768        77,159
                              2007       $10.768      $11.407        66,993
                              2008       $11.407      $ 7.806        63,148
                              2009       $ 7.806      $ 9.811        58,633
                              2010       $ 9.811      $10.527        55,539
                              2011       $10.527      $10.308        53,164
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.219       370,921
                              2004       $12.219      $12.985       593,089
                              2005       $12.985      $13.436       587,556
                              2006       $13.436      $14.625       523,933
                              2007       $14.625      $14.922       477,295
                              2008       $14.922      $ 9.312       408,515
                              2009       $ 9.312      $11.334       381,858
                              2010       $11.334      $12.267       351,993
                              2011       $12.267      $12.040       335,925
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.927       217,921
                              2004       $12.927      $14.556       386,604
                              2005       $14.556      $15.178       423,825
                              2006       $15.178      $18.128       406,602
                              2007       $18.128      $19.006       355,135
                              2008       $19.006      $10.996       292,447
                              2009       $10.996      $12.540       257,977
                              2010       $12.540      $13.779       229,489
                              2011       $13.779      $14.847             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.293       168,118
                              2004       $11.293      $12.152       229,257
                              2005       $12.152      $12.164       200,736
                              2006       $12.164      $13.023       180,513
                              2007       $13.023      $13.288       163,166
                              2008       $13.288      $10.023       141,061
                              2009       $10.023      $14.201       119,318
                              2010       $14.201      $15.336        95,689
                              2011       $15.336      $15.311        76,825
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.626       214,961
                              2004       $11.626      $12.642       246,783
                              2005       $12.642      $13.249       186,933
                              2006       $13.249      $14.829       154,684
                              2007       $14.829      $14.980       126,485
                              2008       $14.980      $10.821        88,670
                              2009       $10.821      $13.274        83,089
                              2010       $13.274      $14.619        63,827
                              2011       $14.619      $15.540             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 8.044         28,077
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.789         18,120
                              2005       $10.789      $11.367         30,705
                              2006       $11.367      $12.390         23,131
                              2007       $12.390      $13.297         20,634
                              2008       $13.297      $ 9.313         14,494
                              2009       $ 9.313      $11.877         15,999
                              2010       $11.877      $13.272          9,869
                              2011       $13.272      $12.187          9,013
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.073        547,466
                              2004       $12.073      $13.077        702,177
                              2005       $13.077      $13.413        684,206
                              2006       $13.413      $15.178        613,720
                              2007       $15.178      $15.650        546,807
                              2008       $15.650      $ 9.642        544,019
                              2009       $ 9.642      $11.937        523,288
                              2010       $11.937      $13.434        448,002
                              2011       $13.434      $13.396        362,449
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.813        225,398
                              2004       $11.813      $12.388        273,736
                              2005       $12.388      $13.096        257,568
                              2006       $13.096      $13.200        227,629
                              2007       $13.200      $15.120        187,277
                              2008       $15.120      $ 7.556        165,737
                              2009       $ 7.556      $12.292        152,574
                              2010       $12.292      $14.434        140,029
                              2011       $14.434      $13.270        111,899
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.483        898,393
                              2004       $12.483      $14.396      1,533,840
                              2005       $14.396      $14.720      1,692,330
                              2006       $14.720      $16.777      1,579,414
                              2007       $16.777      $16.092      1,433,747
                              2008       $16.092      $10.145      1,216,650
                              2009       $10.145      $12.794      1,114,963
                              2010       $12.794      $14.538        997,958
                              2011       $14.538      $13.977        802,960

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.582        117,972
                              2004       $11.582      $12.685        219,831
                              2005       $12.685      $13.378        284,190
                              2006       $13.378      $14.792        302,006
                              2007       $14.792      $15.014        233,588
                              2008       $15.014      $11.401        210,875
                              2009       $11.401      $13.715        208,065
                              2010       $13.715      $15.090        194,361
                              2011       $15.090      $14.628        201,695
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $12.013        183,518
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.381        531,549
                              2004       $12.381      $13.876        968,432
                              2005       $13.876      $14.953      1,018,304
                              2006       $14.953      $17.032        950,406
                              2007       $17.032      $17.148        814,975
                              2008       $17.148      $11.416        710,538
                              2009       $11.416      $13.915        636,658
                              2010       $13.915      $15.332        568,161
                              2011       $15.332      $14.718        434,822
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.724         34,936
                              2007       $10.724      $12.033         59,894
                              2008       $12.033      $ 6.083         36,073
                              2009       $ 6.083      $ 8.157         45,600
                              2010       $ 8.157      $ 8.804         33,046
                              2011       $ 8.804      $ 9.582              0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.820         73,814
                              2004       $12.820      $14.466        104,150
                              2005       $14.466      $15.786         87,685
                              2006       $15.786      $16.268         86,803
                              2007       $16.268      $18.787         85,796
                              2008       $18.787      $ 9.809         76,994
                              2009       $ 9.809      $15.064         69,894
                              2010       $15.064      $18.830         64,101
                              2011       $18.830      $16.762         47,485
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.363        348,116
                              2004       $13.363      $15.030        504,735
                              2005       $15.030      $16.555        528,435
                              2006       $16.555      $19.613        525,273
                              2007       $19.613      $20.752        453,633
                              2008       $20.752      $11.938        399,240
                              2009       $11.938      $16.316        363,620
                              2010       $16.316      $19.578        327,945
                              2011       $19.578      $19.388        273,110

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.466        54,147
                              2004       $11.466      $13.545        68,278
                              2005       $13.545      $15.212        73,643
                              2006       $15.212      $17.933        70,934
                              2007       $17.933      $21.140        48,527
                              2008       $21.140      $13.817        42,693
                              2009       $13.817      $16.126        41,626
                              2010       $16.126      $16.905        37,718
                              2011       $16.905      $19.230        32,675
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.193        61,935
                              2004       $12.193      $13.468        84,626
                              2005       $13.468      $16.234        78,098
                              2006       $16.234      $17.162        84,452
                              2007       $17.162      $20.121        70,816
                              2008       $20.121      $10.077        69,826
                              2009       $10.077      $16.732        58,625
                              2010       $16.732      $20.661        54,194
                              2011       $20.661      $18.750        34,630
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.648       115,872
                              2004       $12.648      $13.971       144,798
                              2005       $13.971      $14.869       124,317
                              2006       $14.869      $18.967       109,160
                              2007       $18.967      $21.483        90,999
                              2008       $21.483      $12.059        59,683
                              2009       $12.059      $15.089        50,249
                              2010       $15.089      $15.851        47,124
                              2011       $15.851      $14.033        38,733
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.560        35,755
                              2004       $12.560      $13.851        43,351
                              2005       $13.851      $14.480        41,510
                              2006       $14.480      $16.831        34,505
                              2007       $16.831      $19.285        28,403
                              2008       $19.285      $10.614        27,637
                              2009       $10.614      $10.132             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.276        526,446
                              2004       $10.276      $10.604        909,171
                              2005       $10.604      $10.735      1,009,551
                              2006       $10.735      $11.106      1,103,429
                              2007       $11.106      $11.532      1,103,099
                              2008       $11.532      $10.293        897,151
                              2009       $10.293      $12.363        884,208
                              2010       $12.363      $13.236        764,559
                              2011       $13.236      $13.612        600,132
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.984        574,826
                              2004       $ 9.984      $ 9.920        954,804
                              2005       $ 9.920      $ 9.890      1,059,818
                              2006       $ 9.890      $10.105      1,027,297
                              2007       $10.105      $10.201        930,092
                              2008       $10.201      $ 8.494        799,489
                              2009       $ 8.494      $ 8.805        738,542
                              2010       $ 8.805      $ 8.840        586,514
                              2011       $ 8.840      $ 8.895        432,352
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.902        416,006
                              2004       $ 9.902      $ 9.785        608,186
                              2005       $ 9.785      $ 9.854        704,574
                              2006       $ 9.854      $10.099        688,247
                              2007       $10.099      $10.381        836,583
                              2008       $10.381      $10.418        944,549
                              2009       $10.418      $10.233        701,934
                              2010       $10.233      $10.051        565,102
                              2011       $10.051      $ 9.873        445,515
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.844        383,335
                              2004       $11.844      $12.896        563,235
                              2005       $12.896      $14.932        558,613
                              2006       $14.932      $15.240        539,817
                              2007       $15.240      $17.845        485,775
                              2008       $17.845      $ 9.157        435,365
                              2009       $ 9.157      $15.365        373,643
                              2010       $15.365      $19.230        311,557
                              2011       $19.230      $17.571        267,443
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.993        215,575
                              2004       $11.993      $12.970        293,243
                              2005       $12.970      $13.766        263,391
                              2006       $13.766      $15.514        264,572
                              2007       $15.514      $16.511        242,918
                              2008       $16.511      $12.291        241,105
                              2009       $12.291      $14.417        267,015
                              2010       $14.417      $15.079        241,365
                              2011       $15.079      $13.606        181,003

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.484        33,890
                              2007       $ 9.484      $11.469        17,853
                              2008       $11.469      $ 6.324        63,070
                              2009       $ 6.324      $ 8.795        70,179
                              2010       $ 8.795      $10.733        78,454
                              2011       $10.733      $ 9.746        79,223
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.696         2,821
                              2007       $10.696      $11.105         4,937
                              2008       $11.105      $ 9.307        14,398
                              2009       $ 9.307      $11.924        18,572
                              2010       $11.924      $13.122        22,241
                              2011       $13.122      $13.690        25,855
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.111         7,240
                              2007       $10.111      $10.979        64,914
                              2008       $10.979      $10.014       122,143
                              2009       $10.014      $11.632       127,372
                              2010       $11.632      $12.338       137,203
                              2011       $12.338      $13.519        78,423
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.293        60,346
                              2007       $10.293      $10.983       155,006
                              2008       $10.983      $11.295       251,545
                              2009       $11.295      $12.642       340,484
                              2010       $12.642      $13.410       278,385
                              2011       $13.410      $13.633       266,336
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.998        42,530
                              2010       $ 7.998      $ 8.846        42,499
                              2011       $ 8.846      $ 8.855        33,883
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.303        80,721
                              2004       $11.303      $12.012        96,823
                              2005       $12.012      $12.270       100,498
                              2006       $12.270      $13.487        77,063
                              2007       $13.487      $13.371        67,710
                              2008       $13.371      $ 7.784        52,794
                              2009       $ 7.784      $ 9.604        51,060
                              2010       $ 9.604      $10.453        47,586
                              2011       $10.453      $10.551        41,835

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.276       110,638
                              2004       $12.276      $13.396       123,948
                              2005       $13.396      $13.845       103,872
                              2006       $13.845      $15.762        94,372
                              2007       $15.762      $14.543        82,711
                              2008       $14.543      $ 8.756        76,589
                              2009       $ 8.756      $11.162        55,728
                              2010       $11.162      $12.539        58,343
                              2011       $12.539      $11.743        45,353
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.645       212,107
                              2004       $12.645      $14.430       336,087
                              2005       $14.430      $15.902       355,556
                              2006       $15.902      $19.947       357,451
                              2007       $19.947      $21.227       346,127
                              2008       $21.227      $11.684       307,637
                              2009       $11.684      $14.302       268,156
                              2010       $14.302      $15.454       236,082
                              2011       $15.454      $12.608       213,356
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.142        12,782
                              2004       $12.142      $13.433        12,695
                              2005       $13.433      $14.355        10,818
                              2006       $14.355      $16.063         8,811
                              2007       $16.063      $14.959         7,412
                              2008       $14.959      $ 8.881         3,597
                              2009       $ 8.881      $11.410         3,267
                              2010       $11.410      $12.766         2,437
                              2011       $12.766      $12.543         1,258
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.911        21,809
                              2006       $10.911      $12.432        38,307
                              2007       $12.432      $11.612        44,470
                              2008       $11.612      $ 6.299        47,112
                              2009       $ 6.299      $ 5.930             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.712       200,908
                              2004       $11.712      $12.081       265,523
                              2005       $12.081      $12.541       262,613
                              2006       $12.541      $12.987       232,496
                              2007       $12.987      $13.457       195,573
                              2008       $13.457      $ 8.322       162,064
                              2009       $ 8.322      $13.395       138,929
                              2010       $13.395      $15.891       121,085
                              2011       $15.891      $12.821       109,042

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.281        30,598
                              2004       $11.281      $12.196        89,265
                              2005       $12.196      $13.431        89,271
                              2006       $13.431      $14.617        86,866
                              2007       $14.617      $15.272        76,596
                              2008       $15.272      $12.752        64,245
                              2009       $12.752      $16.295        55,845
                              2010       $16.295      $17.562        42,922
                              2011       $17.562      $18.436        29,156
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.862        71,008
                              2004       $14.862      $17.952       111,634
                              2005       $17.952      $23.586       132,293
                              2006       $23.586      $31.775       150,988
                              2007       $31.775      $43.828       131,533
                              2008       $43.828      $18.619        92,473
                              2009       $18.619      $31.107       103,188
                              2010       $31.107      $36.339        98,804
                              2011       $36.339      $29.181        81,458
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.209       144,041
                              2004       $12.209      $13.522       338,179
                              2005       $13.522      $14.871       478,749
                              2006       $14.871      $17.747       485,462
                              2007       $17.747      $19.132       430,629
                              2008       $19.132      $13.352       350,871
                              2009       $13.352      $16.989       346,172
                              2010       $16.989      $19.029       304,773
                              2011       $19.029      $20.380       215,320
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.675       138,503
                              2004       $11.675      $12.318       236,992
                              2005       $12.318      $13.971       219,751
                              2006       $13.971      $14.244       207,752
                              2007       $14.244      $17.019       180,460
                              2008       $17.019      $ 8.466       149,586
                              2009       $ 8.466      $13.730       133,363
                              2010       $13.730      $16.534       113,697
                              2011       $16.534      $15.745        79,779

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.071       221,205
                              2004       $13.071      $15.595       350,134
                              2005       $15.595      $17.966       365,037
                              2006       $17.966      $19.257       361,315
                              2007       $19.257      $23.187       317,263
                              2008       $23.187      $12.110       252,202
                              2009       $12.110      $18.717       220,515
                              2010       $18.717      $24.314       196,336
                              2011       $24.314      $22.166       151,437
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.575       197,028
                              2004       $13.575      $15.858       274,833
                              2005       $15.858      $17.582       272,789
                              2006       $17.582      $19.312       262,092
                              2007       $19.312      $19.526       226,867
                              2008       $19.526      $11.422       191,537
                              2009       $11.422      $16.450       172,191
                              2010       $16.450      $20.446       157,070
                              2011       $20.446      $18.331       123,216
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.742       178,185
                              2004       $12.742      $17.028       357,931
                              2005       $17.028      $19.525       373,998
                              2006       $19.525      $26.401       347,422
                              2007       $26.401      $21.447       301,144
                              2008       $21.447      $13.047       254,512
                              2009       $13.047      $16.464       215,423
                              2010       $16.464      $20.944       182,945
                              2011       $20.944      $21.735       151,102



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.267         7,287
                              2004       $12.267      $13.393        12,582
                              2005       $13.393      $13.751        13,389
                              2006       $13.751      $15.791        12,166
                              2007       $15.791      $16.253        10,529
                              2008       $16.253      $ 9.461         9,411
                              2009       $ 9.461      $11.177         8,810
                              2010       $11.177      $12.375         7,412
                              2011       $12.375      $12.886         4,827
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.433         6,650
                              2004       $12.433      $13.977        12,752
                              2005       $13.977      $15.317        12,193
                              2006       $15.317      $14.850        12,009
                              2007       $14.850      $16.421        11,658
                              2008       $16.421      $ 9.252         5,908
                              2009       $ 9.252      $12.067        15,958
                              2010       $12.067      $13.598         7,005
                              2011       $13.598      $13.477         6,497
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.858         6,883
                              2006       $11.858      $15.728         5,318
                              2007       $15.728      $16.299         6,047
                              2008       $16.299      $ 7.474         4,677
                              2009       $ 7.474      $ 9.857         4,503
                              2010       $ 9.857      $10.092         2,263
                              2011       $10.092      $ 7.981         2,381

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.468         2,751
                              2004       $11.468      $12.197         3,106
                              2005       $12.197      $13.750         3,119
                              2006       $13.750      $13.411         3,141
                              2007       $13.411      $14.955         3,108
                              2008       $14.955      $ 8.834         3,137
                              2009       $ 8.834      $11.889         3,041
                              2010       $11.889      $12.818         3,026
                              2011       $12.818      $12.171         2,761
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.591         3,449
                              2004       $13.591      $15.885         7,652
                              2005       $15.885      $16.628        12,394
                              2006       $16.628      $18.641        13,316
                              2007       $18.641      $18.576        13,207
                              2008       $18.576      $11.715         9,876
                              2009       $11.715      $16.405         5,780
                              2010       $16.405      $20.386         5,243
                              2011       $20.386      $18.286         4,234
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.937         5,782
                              2006       $10.937      $13.259         5,753
                              2007       $13.259      $15.883         5,763
                              2008       $15.883      $ 9.860         5,744
                              2009       $ 9.860      $10.639             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.717             0
                              2006       $10.717      $12.732           184
                              2007       $12.732      $11.976           183
                              2008       $11.976      $ 6.934           181
                              2009       $ 6.934      $ 8.238           179
                              2010       $ 8.238      $ 9.010           178
                              2011       $ 9.010      $ 8.511           176
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.872         7,206
                              2006       $11.872      $12.987         9,608
                              2007       $12.987      $14.952        10,041
                              2008       $14.952      $ 8.411         6,445
                              2009       $ 8.411      $11.185         4,562
                              2010       $11.185      $12.837         5,466
                              2011       $12.837      $12.251         5,327

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.073         1,493
                              2006       $11.073      $12.267         2,198
                              2007       $12.267      $13.468         2,788
                              2008       $13.468      $ 7.681         2,017
                              2009       $ 7.681      $ 9.576         2,023
                              2010       $ 9.576      $10.768         2,006
                              2011       $10.768      $10.713         1,965
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.459           389
                              2006       $10.459      $11.399           720
                              2007       $11.399      $11.473           490
                              2008       $11.473      $ 8.430           490
                              2009       $ 8.430      $11.872           490
                              2010       $11.872      $13.247           490
                              2011       $13.247      $13.487           470
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.091         8,478
                              2006       $12.091      $13.341         6,087
                              2007       $13.341      $15.103         5,851
                              2008       $15.103      $ 8.953         5,548
                              2009       $ 8.953      $12.282         3,713
                              2010       $12.282      $15.500         1,054
                              2011       $15.500      $13.564           983
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.196             0
                              2007       $10.196      $10.504           265
                              2008       $10.504      $10.596        31,344
                              2009       $10.596      $10.450        18,229
                              2010       $10.450      $10.265         4,852
                              2011       $10.265      $10.078        10,094
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.136             0
                              2006       $11.136      $11.501             0
                              2007       $11.501      $12.905           504
                              2008       $12.905      $ 8.194           129
                              2009       $ 8.194      $10.695           124
                              2010       $10.695      $12.198           121
                              2011       $12.198      $11.399           123
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677         5,103
                              2005       $10.677      $10.829         6,128
                              2006       $10.829      $11.625         5,895
                              2007       $11.625      $11.720         5,669
                              2008       $11.720      $ 8.815         3,965
                              2009       $ 8.815      $12.347         3,342
                              2010       $12.347      $13.727         2,178
                              2011       $13.727      $14.090         1,541

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221             0
                              2005       $11.221      $11.192        17,818
                              2006       $11.192      $12.991        20,137
                              2007       $12.991      $13.229        19,765
                              2008       $13.229      $ 9.135        18,890
                              2009       $ 9.135      $12.158        19,806
                              2010       $12.158      $13.447        18,821
                              2011       $13.447      $13.515        17,630
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.362         2,061
                              2006       $11.362      $13.725         2,051
                              2007       $13.725      $15.068         2,388
                              2008       $15.068      $10.582         2,321
                              2009       $10.582      $12.809         2,315
                              2010       $12.809      $14.077         3,737
                              2011       $14.077      $13.409         3,720
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.933             0
                              2005       $10.933      $11.865           548
                              2006       $11.865      $13.789           976
                              2007       $13.789      $14.004           517
                              2008       $14.004      $ 8.645           483
                              2009       $ 8.645      $10.697           447
                              2010       $10.697      $11.675           417
                              2011       $11.675      $11.342           386
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.500           452
                              2005       $11.500      $12.437        14,246
                              2006       $12.437      $14.827        14,189
                              2007       $14.827      $16.802        12,746
                              2008       $16.802      $ 9.833        12,796
                              2009       $ 9.833      $13.227         6,290
                              2010       $13.227      $14.076         4,805
                              2011       $14.076      $12.348         4,746
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.506           949
                              2006       $10.506      $12.648         1,273
                              2007       $12.648      $12.446         1,277
                              2008       $12.446      $ 8.098           230
                              2009       $ 8.098      $ 9.405           240
                              2010       $ 9.405      $10.266           244
                              2011       $10.266      $ 9.366           248

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.358        4,856
                              2006       $11.358      $12.952        2,327
                              2007       $12.952      $13.050        2,202
                              2008       $13.050      $ 8.107        2,190
                              2009       $ 8.107      $10.596          484
                              2010       $10.596      $13.001        3,778
                              2011       $13.001      $11.949        3,755
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.325        4,549
                              2006       $11.325      $12.481        4,917
                              2007       $12.481      $10.203        4,814
                              2008       $10.203      $ 6.626        4,772
                              2009       $ 6.626      $ 8.303        3,009
                              2010       $ 8.303      $10.606        2,362
                              2011       $10.606      $10.481        2,280
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.253        4,225
                              2006       $11.253      $12.471        4,241
                              2007       $12.471      $11.953        4,793
                              2008       $11.953      $ 7.446        3,921
                              2009       $ 7.446      $ 8.854          523
                              2010       $ 8.854      $ 9.808          491
                              2011       $ 9.808      $10.017          447
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.874        1,144
                              2004       $12.874      $14.007        5,888
                              2005       $14.007      $14.496        6,637
                              2006       $14.496      $16.072        6,156
                              2007       $16.072      $15.989        6,210
                              2008       $15.989      $ 7.548        7,503
                              2009       $ 7.548      $10.947        5,708
                              2010       $10.947      $11.492        4,689
                              2011       $11.492      $10.898        3,065
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.222        1,004
                              2004       $12.222      $12.757        1,335
                              2005       $12.757      $13.597        1,686
                              2006       $13.597      $14.156        1,677
                              2007       $14.156      $15.524        1,611
                              2008       $15.524      $ 8.743        1,599
                              2009       $ 8.743      $10.360        1,588
                              2010       $10.360      $11.716        1,578
                              2011       $11.716      $10.567        1,079

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.764        10,679
                              2007       $10.764      $11.397        10,635
                              2008       $11.397      $ 7.795         8,670
                              2009       $ 7.795      $ 9.793         1,636
                              2010       $ 9.793      $10.502           470
                              2011       $10.502      $10.279           473
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.214        29,230
                              2004       $12.214      $12.974        42,426
                              2005       $12.974      $13.418        42,667
                              2006       $13.418      $14.598        35,818
                              2007       $14.598      $14.887        34,950
                              2008       $14.887      $ 9.285        31,455
                              2009       $ 9.285      $11.296        21,851
                              2010       $11.296      $12.220        19,407
                              2011       $12.220      $11.987        13,445
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.923         3,343
                              2004       $12.923      $14.543         7,012
                              2005       $14.543      $15.158         8,447
                              2006       $15.158      $18.094         8,149
                              2007       $18.094      $18.961         7,279
                              2008       $18.961      $10.965         6,775
                              2009       $10.965      $12.497         8,630
                              2010       $12.497      $13.725         4,797
                              2011       $13.725      $14.786             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.289        11,891
                              2004       $11.289      $12.141        17,458
                              2005       $12.141      $12.148        11,932
                              2006       $12.148      $12.999        10,567
                              2007       $12.999      $13.256        10,434
                              2008       $13.256      $ 9.994         9,977
                              2009       $ 9.994      $14.153         9,672
                              2010       $14.153      $15.276         9,578
                              2011       $15.276      $15.243         8,946
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.622           874
                              2004       $11.622      $12.631         1,852
                              2005       $12.631      $13.232         1,841
                              2006       $13.232      $14.802         1,720
                              2007       $14.802      $14.944         1,712
                              2008       $14.944      $10.790         1,702
                              2009       $10.790      $13.229           575
                              2010       $13.229      $14.562            79
                              2011       $14.562      $15.477             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 8.021           250
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.786           177
                              2005       $10.786      $11.357         1,941
                              2006       $11.357      $12.373         1,932
                              2007       $12.373      $13.272         1,925
                              2008       $13.272      $ 9.291         1,917
                              2009       $ 9.291      $11.843         1,885
                              2010       $11.843      $13.227         1,744
                              2011       $13.227      $12.139         1,712
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.069         9,175
                              2004       $12.069      $13.066        25,185
                              2005       $13.066      $13.395        80,663
                              2006       $13.395      $15.149        81,629
                              2007       $15.149      $15.613        80,162
                              2008       $15.613      $ 9.614        75,601
                              2009       $ 9.614      $11.897        69,221
                              2010       $11.897      $13.381        61,958
                              2011       $13.381      $13.337        58,211
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.809         4,759
                              2004       $11.809      $12.378         7,793
                              2005       $12.378      $13.079        10,109
                              2006       $13.079      $13.176        10,083
                              2007       $13.176      $15.084         9,907
                              2008       $15.084      $ 7.534         9,573
                              2009       $ 7.534      $12.250         2,861
                              2010       $12.250      $14.378         2,480
                              2011       $14.378      $13.212         2,326
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.479        37,053
                              2004       $12.479      $14.384        64,842
                              2005       $14.384      $14.700        78,954
                              2006       $14.700      $16.746        78,985
                              2007       $16.746      $16.054        73,591
                              2008       $16.054      $10.116        66,042
                              2009       $10.116      $12.751        52,072
                              2010       $12.751      $14.481        36,907
                              2011       $14.481      $13.915        29,717

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.579         4,530
                              2004       $11.579      $12.675         8,394
                              2005       $12.675      $13.360        11,710
                              2006       $13.360      $14.765        11,431
                              2007       $14.765      $14.979        10,811
                              2008       $14.979      $11.368        10,618
                              2009       $11.368      $13.668         8,326
                              2010       $13.668      $15.031         6,179
                              2011       $15.031      $14.563         6,169
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.960         2,552
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.377        31,722
                              2004       $12.377      $13.865        48,885
                              2005       $13.865      $14.933        49,163
                              2006       $14.933      $17.001        39,602
                              2007       $17.001      $17.107        38,697
                              2008       $17.107      $11.383        37,668
                              2009       $11.383      $13.868        28,917
                              2010       $13.868      $15.272        24,705
                              2011       $15.272      $14.653        22,142
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.720             0
                              2007       $10.720      $12.023           772
                              2008       $12.023      $ 6.075           246
                              2009       $ 6.075      $ 8.142           235
                              2010       $ 8.142      $ 8.783           240
                              2011       $ 8.783      $ 9.557             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.816         7,172
                              2004       $12.816      $14.454         7,754
                              2005       $14.454      $15.765         7,320
                              2006       $15.765      $16.238         5,454
                              2007       $16.238      $18.742         5,371
                              2008       $18.742      $ 9.781         5,112
                              2009       $ 9.781      $15.013         3,765
                              2010       $15.013      $18.756         3,680
                              2011       $18.756      $16.688         3,599
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.359         9,238
                              2004       $13.359      $15.018        14,116
                              2005       $15.018      $16.533        18,484
                              2006       $16.533      $19.577        18,870
                              2007       $19.577      $20.702        17,661
                              2008       $20.702      $11.904        14,968
                              2009       $11.904      $16.260        11,306
                              2010       $16.260      $19.502         9,649
                              2011       $19.502      $19.302         8,935

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.462          404
                              2004       $11.462      $13.534        1,334
                              2005       $13.534      $15.192        1,360
                              2006       $15.192      $17.900        1,248
                              2007       $17.900      $21.090        1,109
                              2008       $21.090      $13.777        1,143
                              2009       $13.777      $16.071          522
                              2010       $16.071      $16.839          502
                              2011       $16.839      $19.145          105
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.188           38
                              2004       $12.188      $13.457           37
                              2005       $13.457      $16.212           37
                              2006       $16.212      $17.130          414
                              2007       $17.130      $20.073            0
                              2008       $20.073      $10.048            0
                              2009       $10.048      $16.675            0
                              2010       $16.675      $20.580            0
                              2011       $20.580      $18.668            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.643        4,174
                              2004       $12.643      $13.959        6,513
                              2005       $13.959      $14.849        6,840
                              2006       $14.849      $18.931        6,340
                              2007       $18.931      $21.432        5,761
                              2008       $21.432      $12.024        5,450
                              2009       $12.024      $15.038        4,593
                              2010       $15.038      $15.789        3,670
                              2011       $15.789      $13.972        2,287
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.556        3,446
                              2004       $12.556      $13.839        5,895
                              2005       $13.839      $14.460        6,095
                              2006       $14.460      $16.799        6,044
                              2007       $16.799      $19.240        5,831
                              2008       $19.240      $10.583        5,730
                              2009       $10.583      $10.101            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.272        13,312
                              2004       $10.272      $10.595        43,413
                              2005       $10.595      $10.721        54,063
                              2006       $10.721      $11.086        43,694
                              2007       $11.086      $11.504        42,917
                              2008       $11.504      $10.264        44,087
                              2009       $10.264      $12.321        41,534
                              2010       $12.321      $13.184        32,392
                              2011       $13.184      $13.552        23,647
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.981        28,671
                              2004       $ 9.981      $ 9.912        36,006
                              2005       $ 9.912      $ 9.877        33,836
                              2006       $ 9.877      $10.086        34,411
                              2007       $10.086      $10.177        32,992
                              2008       $10.177      $ 8.469        26,542
                              2009       $ 8.469      $ 8.776        26,038
                              2010       $ 8.776      $ 8.805        25,361
                              2011       $ 8.805      $ 8.856        22,575
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.899        44,250
                              2004       $ 9.899      $ 9.777        45,822
                              2005       $ 9.777      $ 9.841        61,920
                              2006       $ 9.841      $10.081        60,617
                              2007       $10.081      $10.356        56,312
                              2008       $10.356      $10.388        50,704
                              2009       $10.388      $10.199        54,084
                              2010       $10.199      $10.012        23,176
                              2011       $10.012      $ 9.829        17,095
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.840         3,876
                              2004       $11.840      $12.885        12,034
                              2005       $12.885      $14.912        20,762
                              2006       $14.912      $15.212        19,955
                              2007       $15.212      $17.803        18,814
                              2008       $17.803      $ 9.131        19,933
                              2009       $ 9.131      $15.313        16,496
                              2010       $15.313      $19.155        12,004
                              2011       $19.155      $17.493         9,992
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.989         8,088
                              2004       $11.989      $12.959        10,334
                              2005       $12.959      $13.747         8,465
                              2006       $13.747      $15.485         7,891
                              2007       $15.485      $16.472         7,330
                              2008       $16.472      $12.255         5,907
                              2009       $12.255      $14.368        16,726
                              2010       $14.368      $15.021         8,641
                              2011       $15.021      $13.546         4,379

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.481         1,661
                              2007       $ 9.481      $11.459         1,580
                              2008       $11.459      $ 6.315         1,497
                              2009       $ 6.315      $ 8.779         1,380
                              2010       $ 8.779      $10.707         1,284
                              2011       $10.707      $ 9.718         1,204
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.692           105
                              2007       $10.692      $11.095           104
                              2008       $11.095      $ 9.294           103
                              2009       $ 9.294      $11.902           102
                              2010       $11.902      $13.091           101
                              2011       $13.091      $13.650           100
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.108           316
                              2007       $10.108      $10.970           314
                              2008       $10.970      $10.000           311
                              2009       $10.000      $11.610        18,034
                              2010       $11.610      $12.309        17,947
                              2011       $12.309      $13.480        13,346
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.290           166
                              2007       $10.290      $10.974         1,181
                              2008       $10.974      $11.280           322
                              2009       $11.280      $12.618        16,754
                              2010       $12.618      $13.378        17,463
                              2011       $13.378      $13.593        12,524
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.979         1,734
                              2010       $ 7.979      $ 8.820         1,690
                              2011       $ 8.820      $ 8.824         1,043
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.300           437
                              2004       $11.300      $12.002         4,389
                              2005       $12.002      $12.253         6,373
                              2006       $12.253      $13.462         6,297
                              2007       $13.462      $13.339         6,035
                              2008       $13.339      $ 7.761         5,683
                              2009       $ 7.761      $ 9.571         3,870
                              2010       $ 9.571      $10.412         3,708
                              2011       $10.412      $10.504         2,730

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.272            96
                              2004       $12.272      $13.385           387
                              2005       $13.385      $13.826           506
                              2006       $13.826      $15.732           259
                              2007       $15.732      $14.509           178
                              2008       $14.509      $ 8.730           236
                              2009       $ 8.730      $11.124           211
                              2010       $11.124      $12.490           160
                              2011       $12.490      $11.692           172
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.641         1,220
                              2004       $12.641      $14.418         5,897
                              2005       $14.418      $15.880         6,991
                              2006       $15.880      $19.910         6,816
                              2007       $19.910      $21.177         6,443
                              2008       $21.177      $11.650         5,709
                              2009       $11.650      $14.253         5,650
                              2010       $14.253      $15.394         4,903
                              2011       $15.394      $12.552         4,194
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.138             0
                              2004       $12.138      $13.421             0
                              2005       $13.421      $14.335             0
                              2006       $14.335      $16.033             0
                              2007       $16.033      $14.923             0
                              2008       $14.923      $ 8.855             0
                              2009       $ 8.855      $11.371             0
                              2010       $11.371      $12.716             0
                              2011       $12.716      $12.488             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.907         1,636
                              2006       $10.907      $12.422         1,634
                              2007       $12.422      $11.596         2,032
                              2008       $11.596      $ 6.288         1,766
                              2009       $ 6.288      $ 5.918             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.708         5,894
                              2004       $11.708      $12.071        10,216
                              2005       $12.071      $12.524         8,665
                              2006       $12.524      $12.962         8,602
                              2007       $12.962      $13.425         8,237
                              2008       $13.425      $ 8.298         8,246
                              2009       $ 8.298      $13.349         7,841
                              2010       $13.349      $15.829         7,118
                              2011       $15.829      $12.765         6,644

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.277           228
                              2004       $11.277      $12.185           756
                              2005       $12.185      $13.413         1,761
                              2006       $13.413      $14.590         1,751
                              2007       $14.590      $15.235         1,723
                              2008       $15.235      $12.715         1,638
                              2009       $12.715      $16.239         1,549
                              2010       $16.239      $17.493         1,402
                              2011       $17.493      $18.355         1,186
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.857           639
                              2004       $14.857      $17.937         1,524
                              2005       $17.937      $23.554         1,532
                              2006       $23.554      $31.716         1,589
                              2007       $31.716      $43.724         1,270
                              2008       $43.724      $18.565           965
                              2009       $18.565      $31.002           939
                              2010       $31.002      $36.198         1,001
                              2011       $36.198      $29.053           981
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.205         9,002
                              2004       $12.205      $13.510        16,072
                              2005       $13.510      $14.851        21,812
                              2006       $14.851      $17.714        23,913
                              2007       $17.714      $19.087        23,577
                              2008       $19.087      $13.313        22,960
                              2009       $13.313      $16.932        15,382
                              2010       $16.932      $18.955        11,998
                              2011       $18.955      $20.291        10,390
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.671         3,421
                              2004       $11.671      $12.307         9,249
                              2005       $12.307      $13.952         9,435
                              2006       $13.952      $14.218         9,395
                              2007       $14.218      $16.978         9,550
                              2008       $16.978      $ 8.441         9,363
                              2009       $ 8.441      $13.684         9,112
                              2010       $13.684      $16.470         8,588
                              2011       $16.470      $15.676         5,728

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.067         5,895
                              2004       $13.067      $15.582        14,663
                              2005       $15.582      $17.941        13,905
                              2006       $17.941      $19.221        13,700
                              2007       $19.221      $23.132        12,057
                              2008       $23.132      $12.076         9,098
                              2009       $12.076      $18.653         5,662
                              2010       $18.653      $24.219         3,533
                              2011       $24.219      $22.069         2,609
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.570         5,310
                              2004       $13.570      $15.845        12,824
                              2005       $15.845      $17.558        12,546
                              2006       $17.558      $19.276        12,441
                              2007       $19.276      $19.480        11,050
                              2008       $19.480      $11.389        10,732
                              2009       $11.389      $16.394         6,618
                              2010       $16.394      $20.367         5,106
                              2011       $20.367      $18.250         5,036
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.737         1,631
                              2004       $12.737      $17.013         5,949
                              2005       $17.013      $19.499         9,640
                              2006       $19.499      $26.352         9,040
                              2007       $26.352      $21.396         8,422
                              2008       $21.396      $13.009         8,579
                              2009       $13.009      $16.408         7,030
                              2010       $16.408      $20.863         6,224
                              2011       $20.863      $21.639         4,224



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.7



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.263        2,636
                              2004       $12.263      $13.381        2,969
                              2005       $13.381      $13.732        6,229
                              2006       $13.732      $15.762        6,183
                              2007       $15.762      $16.214        6,158
                              2008       $16.214      $ 9.434        6,144
                              2009       $ 9.434      $11.139        3,925
                              2010       $11.139      $12.327        3,885
                              2011       $12.327      $12.829        3,685
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.429            0
                              2004       $12.429      $13.966          379
                              2005       $13.966      $15.297          418
                              2006       $15.297      $14.822          460
                              2007       $14.822      $16.382          466
                              2008       $16.382      $ 9.226          473
                              2009       $ 9.226      $12.026          309
                              2010       $12.026      $13.545          297
                              2011       $13.545      $13.418          272
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.854          791
                              2006       $11.854      $15.715        3,274
                              2007       $15.715      $16.277        3,179
                              2008       $16.277      $ 7.460        4,284
                              2009       $ 7.460      $ 9.833        2,190
                              2010       $ 9.833      $10.063        2,116
                              2011       $10.063      $ 7.954        2,518

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.464          108
                              2004       $11.464      $12.186          108
                              2005       $12.186      $13.732          108
                              2006       $13.732      $13.386          108
                              2007       $13.386      $14.920          108
                              2008       $14.920      $ 8.809          108
                              2009       $ 8.809      $11.849            0
                              2010       $11.849      $12.768            0
                              2011       $12.768      $12.117            0
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.586        1,953
                              2004       $13.586      $15.872        2,033
                              2005       $15.872      $16.606        2,514
                              2006       $16.606      $18.607        2,511
                              2007       $18.607      $18.532          556
                              2008       $18.532      $11.682          554
                              2009       $11.682      $16.350          472
                              2010       $16.350      $20.306          469
                              2011       $20.306      $18.205          468
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.933            0
                              2006       $10.933      $13.248            0
                              2007       $13.248      $15.861            0
                              2008       $15.861      $ 9.842            0
                              2009       $ 9.842      $10.615            0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.713          118
                              2006       $10.713      $12.722          117
                              2007       $12.722      $11.960          117
                              2008       $11.960      $ 6.921          116
                              2009       $ 6.921      $ 8.219          115
                              2010       $ 8.219      $ 8.984          115
                              2011       $ 8.984      $ 8.482          114
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.868        4,576
                              2006       $11.868      $12.976        4,824
                              2007       $12.976      $14.932        4,528
                              2008       $14.932      $ 8.395        4,166
                              2009       $ 8.395      $11.158        3,719
                              2010       $11.158      $12.800        3,361
                              2011       $12.800      $12.209        3,039

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.069        2,187
                              2006       $11.069      $12.256        4,717
                              2007       $12.256      $13.449        4,555
                              2008       $13.449      $ 7.666        4,391
                              2009       $ 7.666      $ 9.553        3,580
                              2010       $ 9.553      $10.736        3,406
                              2011       $10.736      $10.677        3,247
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.456          371
                              2006       $10.456      $11.389        2,968
                              2007       $11.389      $11.457        2,685
                              2008       $11.457      $ 8.414        2,553
                              2009       $ 8.414      $11.844        2,207
                              2010       $11.844      $13.209        1,812
                              2011       $13.209      $13.441        1,787
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.087            0
                              2006       $12.087      $13.330            0
                              2007       $13.330      $15.082            0
                              2008       $15.082      $ 8.936            0
                              2009       $ 8.936      $12.252            0
                              2010       $12.252      $15.456            0
                              2011       $15.456      $13.518            0
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.193            0
                              2007       $10.193      $10.495            0
                              2008       $10.495      $10.581            0
                              2009       $10.581      $10.431            0
                              2010       $10.431      $10.241            0
                              2011       $10.241      $10.049            0
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.132            0
                              2006       $11.132      $11.491          979
                              2007       $11.491      $12.887          916
                              2008       $12.887      $ 8.178          841
                              2009       $ 8.178      $10.669            0
                              2010       $10.669      $12.163            0
                              2011       $12.163      $11.360            0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.674        1,031
                              2005       $10.674      $10.820        1,263
                              2006       $10.820      $11.610        1,229
                              2007       $11.610      $11.698        1,192
                              2008       $11.698      $ 8.794        1,090
                              2009       $ 8.794      $12.312        1,018
                              2010       $12.312      $13.681          949
                              2011       $13.681      $14.035          624

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217            0
                              2005       $11.217      $11.183        5,063
                              2006       $11.183      $12.973        6,289
                              2007       $12.973      $13.205        6,157
                              2008       $13.205      $ 9.113        5,998
                              2009       $ 9.113      $12.123        5,808
                              2010       $12.123      $13.402        5,657
                              2011       $13.402      $13.463        8,253
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.358            0
                              2006       $11.358      $13.714            0
                              2007       $13.714      $15.047            0
                              2008       $15.047      $10.562            0
                              2009       $10.562      $12.778            0
                              2010       $12.778      $14.036            0
                              2011       $14.036      $13.364            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.929            0
                              2005       $10.929      $11.855        1,308
                              2006       $11.855      $13.770        2,411
                              2007       $13.770      $13.978        2,281
                              2008       $13.978      $ 8.625        2,304
                              2009       $ 8.625      $10.666        2,238
                              2010       $10.666      $11.636        2,037
                              2011       $11.636      $11.297        2,061
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.496            0
                              2005       $11.496      $12.426        1,665
                              2006       $12.426      $14.807        3,932
                              2007       $14.807      $16.771        3,661
                              2008       $16.771      $ 9.810        3,675
                              2009       $ 9.810      $13.189        3,480
                              2010       $13.189      $14.028        3,280
                              2011       $14.028      $12.300        3,342
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.503          253
                              2006       $10.503      $12.637          404
                              2007       $12.637      $12.429          410
                              2008       $12.429      $ 8.083          440
                              2009       $ 8.083      $ 9.382          444
                              2010       $ 9.382      $10.236          442
                              2011       $10.236      $ 9.335          459

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.355          122
                              2006       $11.355      $12.941          121
                              2007       $12.941      $13.032          137
                              2008       $13.032      $ 8.092          130
                              2009       $ 8.092      $10.570          139
                              2010       $10.570      $12.964          122
                              2011       $12.964      $11.908          118
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.321           93
                              2006       $11.321      $12.471          211
                              2007       $12.471      $10.189          245
                              2008       $10.189      $ 6.613          279
                              2009       $ 6.613      $ 8.284          263
                              2010       $ 8.284      $10.575          232
                              2011       $10.575      $10.446          232
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.249        2,321
                              2006       $11.249      $12.460        3,654
                              2007       $12.460      $11.936        3,602
                              2008       $11.936      $ 7.432        3,429
                              2009       $ 7.432      $ 8.833        2,506
                              2010       $ 8.833      $ 9.779        2,336
                              2011       $ 9.779      $ 9.983        2,179
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.870            0
                              2004       $12.870      $13.995          542
                              2005       $13.995      $14.476          659
                              2006       $14.476      $16.042          627
                              2007       $16.042      $15.952          614
                              2008       $15.952      $ 7.527          667
                              2009       $ 7.527      $10.910          595
                              2010       $10.910      $11.447          574
                              2011       $11.447      $10.850          408
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.218          106
                              2004       $12.218      $12.746          507
                              2005       $12.746      $13.579          106
                              2006       $13.579      $14.130          106
                              2007       $14.130      $15.488          106
                              2008       $15.488      $ 8.718          106
                              2009       $ 8.718      $10.325            0
                              2010       $10.325      $11.670            0
                              2011       $11.670      $10.521            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.760            0
                              2007       $10.760      $11.387            0
                              2008       $11.387      $ 7.784            0
                              2009       $ 7.784      $ 9.774            0
                              2010       $ 9.774      $10.477            0
                              2011       $10.477      $10.249            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.210        2,362
                              2004       $12.210      $12.963        3,489
                              2005       $12.963      $13.400        3,905
                              2006       $13.400      $14.571        3,888
                              2007       $14.571      $14.852        3,858
                              2008       $14.852      $ 9.258        3,859
                              2009       $ 9.258      $11.258        3,664
                              2010       $11.258      $12.172        3,589
                              2011       $12.172      $11.935        3,050
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.918        1,573
                              2004       $12.918      $14.531        2,107
                              2005       $14.531      $15.137        1,743
                              2006       $15.137      $18.060        1,743
                              2007       $18.060      $18.916        1,743
                              2008       $18.916      $10.933        1,742
                              2009       $10.933      $12.455        1,470
                              2010       $12.455      $13.672        1,470
                              2011       $13.672      $14.726            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.285          110
                              2004       $11.285      $12.131          110
                              2005       $12.131      $12.131          110
                              2006       $12.131      $12.975          110
                              2007       $12.975      $13.225          110
                              2008       $13.225      $ 9.965          110
                              2009       $ 9.965      $14.105            0
                              2010       $14.105      $15.216            0
                              2011       $15.216      $15.176            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.618            0
                              2004       $11.618      $12.621            0
                              2005       $12.621      $13.214        4,957
                              2006       $13.214      $14.774        4,935
                              2007       $14.774      $14.909        4,915
                              2008       $14.909      $10.759        4,893
                              2009       $10.759      $13.184        4,860
                              2010       $13.184      $14.505        4,836
                              2011       $14.505      $15.414            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.998             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.782           112
                              2005       $10.782      $11.348         4,370
                              2006       $11.348      $12.356         4,350
                              2007       $12.356      $13.247         4,837
                              2008       $13.247      $ 9.269         5,080
                              2009       $ 9.269      $11.809         4,934
                              2010       $11.809      $13.182         4,909
                              2011       $13.182      $12.092             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.065             0
                              2004       $12.065      $13.055             0
                              2005       $13.055      $13.377           211
                              2006       $13.377      $15.121         4,198
                              2007       $15.121      $15.576         3,874
                              2008       $15.576      $ 9.586         4,110
                              2009       $ 9.586      $11.856         3,023
                              2010       $11.856      $13.329         2,503
                              2011       $13.329      $13.278         2,238
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.805             0
                              2004       $11.805      $12.367            99
                              2005       $12.367      $13.061         1,107
                              2006       $13.061      $13.151         1,502
                              2007       $13.151      $15.048         1,445
                              2008       $15.048      $ 7.512         1,362
                              2009       $ 7.512      $12.209         1,090
                              2010       $12.209      $14.322           999
                              2011       $14.322      $13.154           640
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.475         4,051
                              2004       $12.475      $14.372         4,837
                              2005       $14.372      $14.680        14,054
                              2006       $14.680      $16.715        15,295
                              2007       $16.715      $16.015        11,571
                              2008       $16.015      $10.087        11,329
                              2009       $10.087      $12.708        10,194
                              2010       $12.708      $14.425         9,986
                              2011       $14.425      $13.854         5,678

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.575            0
                              2004       $11.575      $12.664            0
                              2005       $12.664      $13.342        4,951
                              2006       $13.342      $14.737        5,316
                              2007       $14.737      $14.943        5,294
                              2008       $14.943      $11.335        5,214
                              2009       $11.335      $13.622        5,133
                              2010       $13.622      $14.973        5,108
                              2011       $14.973      $14.499        9,464
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.908        1,470
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.373          816
                              2004       $12.373      $13.853        2,326
                              2005       $13.853      $14.913        7,705
                              2006       $14.913      $16.969        7,996
                              2007       $16.969      $17.067        7,968
                              2008       $17.067      $11.351        7,689
                              2009       $11.351      $13.821        6,204
                              2010       $13.821      $15.213        6,156
                              2011       $15.213      $14.588        5,730
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.717        1,400
                              2007       $10.717      $12.012        1,311
                              2008       $12.012      $ 6.067        1,495
                              2009       $ 6.067      $ 8.127            0
                              2010       $ 8.127      $ 8.762            0
                              2011       $ 8.762      $ 9.533            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.811            0
                              2004       $12.811      $14.441          369
                              2005       $14.441      $15.744            0
                              2006       $15.744      $16.207            0
                              2007       $16.207      $18.698            0
                              2008       $18.698      $ 9.752            0
                              2009       $ 9.752      $14.962            0
                              2010       $14.962      $18.683            0
                              2011       $18.683      $16.615            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.354        2,041
                              2004       $13.354      $15.005        2,125
                              2005       $15.005      $16.511        8,566
                              2006       $16.511      $19.540        9,503
                              2007       $19.540      $20.653        7,526
                              2008       $20.653      $11.869        7,361
                              2009       $11.869      $16.205        6,545
                              2010       $16.205      $19.426        6,494
                              2011       $19.426      $19.217        6,249

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.458          0
                              2004       $11.458      $13.522          0
                              2005       $13.522      $15.171          0
                              2006       $15.171      $17.867          0
                              2007       $17.867      $21.040          0
                              2008       $21.040      $13.738          0
                              2009       $13.738      $16.016          0
                              2010       $16.016      $16.774          0
                              2011       $16.774      $19.061          0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.184          0
                              2004       $12.184      $13.445          0
                              2005       $13.445      $16.190          0
                              2006       $16.190      $17.098          0
                              2007       $17.098      $20.025          0
                              2008       $20.025      $10.019          0
                              2009       $10.019      $16.618          0
                              2010       $16.618      $20.500          0
                              2011       $20.500      $18.586          0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.639          0
                              2004       $12.639      $13.948          0
                              2005       $13.948      $14.829          0
                              2006       $14.829      $18.896          0
                              2007       $18.896      $21.381          0
                              2008       $21.381      $11.989          0
                              2009       $11.989      $14.987          0
                              2010       $14.987      $15.727          0
                              2011       $15.727      $13.910          0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.551          0
                              2004       $12.551      $13.827          0
                              2005       $13.827      $14.440          0
                              2006       $14.440      $16.768          0
                              2007       $16.768      $19.194          0
                              2008       $19.194      $10.553          0
                              2009       $10.553      $10.071          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.269         1,254
                              2004       $10.269      $10.586         5,527
                              2005       $10.586      $10.706         8,409
                              2006       $10.706      $11.065        31,722
                              2007       $11.065      $11.477        28,459
                              2008       $11.477      $10.234        23,356
                              2009       $10.234      $12.279        20,741
                              2010       $12.279      $13.133        17,912
                              2011       $13.133      $13.492        19,415
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.977             0
                              2004       $ 9.977      $ 9.903           444
                              2005       $ 9.903      $ 9.864         1,106
                              2006       $ 9.864      $10.067         1,149
                              2007       $10.067      $10.153         1,199
                              2008       $10.153      $ 8.445         1,032
                              2009       $ 8.445      $ 8.746           715
                              2010       $ 8.746      $ 8.771           732
                              2011       $ 8.771      $ 8.817           486
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.896             0
                              2004       $ 9.896      $ 9.768         2,241
                              2005       $ 9.768      $ 9.827         3,269
                              2006       $ 9.827      $10.062        13,161
                              2007       $10.062      $10.331        11,819
                              2008       $10.331      $10.358         8,716
                              2009       $10.358      $10.164        10,112
                              2010       $10.164      $ 9.973         9,362
                              2011       $ 9.973      $ 9.786         9,273
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.836             0
                              2004       $11.836      $12.874         1,490
                              2005       $12.874      $14.892         2,700
                              2006       $14.892      $15.184         3,082
                              2007       $15.184      $17.761         2,919
                              2008       $17.761      $ 9.105         2,996
                              2009       $ 9.105      $15.261         2,667
                              2010       $15.261      $19.080         2,487
                              2011       $19.080      $17.416         1,693
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.985         4,704
                              2004       $11.985      $12.948         3,259
                              2005       $12.948      $13.728         3,259
                              2006       $13.728      $15.456         3,626
                              2007       $15.456      $16.432         3,624
                              2008       $16.432      $12.220         3,568
                              2009       $12.220      $14.319         3,418
                              2010       $14.319      $14.962         3,416
                              2011       $14.962      $13.486         3,153

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.478             0
                              2007       $ 9.478      $11.450             0
                              2008       $11.450      $ 6.307             0
                              2009       $ 6.307      $ 8.763             0
                              2010       $ 8.763      $10.682             0
                              2011       $10.682      $ 9.690             0
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.688             0
                              2007       $10.688      $11.086             0
                              2008       $11.086      $ 9.281             0
                              2009       $ 9.281      $11.880             0
                              2010       $11.880      $13.060             0
                              2011       $13.060      $13.611             0
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.104             0
                              2007       $10.104      $10.961             0
                              2008       $10.961      $ 9.986             0
                              2009       $ 9.986      $11.588             0
                              2010       $11.588      $12.279             0
                              2011       $12.279      $13.441         2,765
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.286         2,910
                              2007       $10.286      $10.965         2,884
                              2008       $10.965      $11.265         2,409
                              2009       $11.265      $12.594         1,829
                              2010       $12.594      $13.346         1,817
                              2011       $13.346      $13.554         1,623
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.960         2,532
                              2010       $ 7.960      $ 8.795         2,082
                              2011       $ 8.795      $ 8.795         2,086
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.296         9,666
                              2004       $11.296      $11.992        10,768
                              2005       $11.992      $12.236        10,768
                              2006       $12.236      $13.437        10,768
                              2007       $13.437      $13.307         2,273
                              2008       $13.307      $ 7.739         2,273
                              2009       $ 7.739      $ 9.539             0
                              2010       $ 9.539      $10.372             0
                              2011       $10.372      $10.458             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.268        1,444
                              2004       $12.268      $13.374            0
                              2005       $13.374      $13.808        2,809
                              2006       $13.808      $15.703        2,809
                              2007       $15.703      $14.474        2,809
                              2008       $14.474      $ 8.705        2,809
                              2009       $ 8.705      $11.087        2,809
                              2010       $11.087      $12.441        2,809
                              2011       $12.441      $11.640        2,809
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.637            0
                              2004       $12.637      $14.406          283
                              2005       $14.406      $15.859        5,007
                              2006       $15.859      $19.873        4,951
                              2007       $19.873      $21.126        4,917
                              2008       $21.126      $11.617        4,920
                              2009       $11.617      $14.205        4,886
                              2010       $14.205      $15.334        4,844
                              2011       $15.334      $12.497        4,706
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.134            0
                              2004       $12.134      $13.410            0
                              2005       $13.410      $14.316            0
                              2006       $14.316      $16.003            0
                              2007       $16.003      $14.888            0
                              2008       $14.888      $ 8.830            0
                              2009       $ 8.830      $11.333            0
                              2010       $11.333      $12.667            0
                              2011       $12.667      $12.433            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.903          163
                              2006       $10.903      $12.411        2,717
                              2007       $12.411      $11.580        2,712
                              2008       $11.580      $ 6.276        3,368
                              2009       $ 6.276      $ 5.907            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.704        4,161
                              2004       $11.704      $12.061        4,499
                              2005       $12.061      $12.507        9,763
                              2006       $12.507      $12.938        9,748
                              2007       $12.938      $13.393        5,551
                              2008       $13.393      $ 8.274        5,532
                              2009       $ 8.274      $13.304        5,422
                              2010       $13.304      $15.768        5,371
                              2011       $15.768      $12.709        5,374

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.273            0
                              2004       $11.273      $12.175            0
                              2005       $12.175      $13.395            0
                              2006       $13.395      $14.562            0
                              2007       $14.562      $15.199            0
                              2008       $15.199      $12.678            0
                              2009       $12.678      $16.184            0
                              2010       $16.184      $17.425            0
                              2011       $17.425      $18.274            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.851            0
                              2004       $14.851      $17.922           79
                              2005       $17.922      $23.522          658
                              2006       $23.522      $31.656          631
                              2007       $31.656      $43.620          592
                              2008       $43.620      $18.511          647
                              2009       $18.511      $30.897          525
                              2010       $30.897      $36.057          515
                              2011       $36.057      $28.925          527
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.201          107
                              2004       $12.201      $13.499          800
                              2005       $13.499      $14.830        4,430
                              2006       $14.830      $17.681        4,694
                              2007       $17.681      $19.041        4,640
                              2008       $19.041      $13.275        4,358
                              2009       $13.275      $16.874        4,084
                              2010       $16.874      $18.881        4,014
                              2011       $18.881      $20.201        3,415
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.667            0
                              2004       $11.667      $12.297            0
                              2005       $12.297      $13.933            0
                              2006       $13.933      $14.191            0
                              2007       $14.191      $16.938            0
                              2008       $16.938      $ 8.417            0
                              2009       $ 8.417      $13.638            0
                              2010       $13.638      $16.405            0
                              2011       $16.405      $15.606            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.063            0
                              2004       $13.063      $15.568            0
                              2005       $15.568      $17.917          485
                              2006       $17.917      $19.185        1,234
                              2007       $19.185      $23.077        1,173
                              2008       $23.077      $12.041        1,173
                              2009       $12.041      $18.590          689
                              2010       $18.590      $24.125          686
                              2011       $24.125      $21.971          472
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.566          435
                              2004       $13.566      $15.831          795
                              2005       $15.831      $17.534          795
                              2006       $17.534      $19.240          795
                              2007       $19.240      $19.433          795
                              2008       $19.433      $11.356          795
                              2009       $11.356      $16.338            0
                              2010       $16.338      $20.287            0
                              2011       $20.287      $18.170            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.733        3,751
                              2004       $12.733      $16.999        2,846
                              2005       $16.999      $19.472        3,632
                              2006       $19.472      $26.303        3,570
                              2007       $26.303      $21.346        3,595
                              2008       $21.346      $12.972        3,583
                              2009       $12.972      $16.353        3,471
                              2010       $16.353      $20.781        3,414
                              2011       $20.781      $21.544        3,256



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
             EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.254         6,997
                              2004       $12.254      $13.358        15,079
                              2005       $13.358      $13.695        22,558
                              2006       $13.695      $15.703        22,357
                              2007       $15.703      $16.137        22,309
                              2008       $16.137      $ 9.379        21,705
                              2009       $ 9.379      $11.063        21,604
                              2010       $11.063      $12.231        21,599
                              2011       $12.231      $12.716        14,625
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.420            22
                              2004       $12.420      $13.942         7,591
                              2005       $13.942      $15.255         1,077
                              2006       $15.255      $14.767         2,029
                              2007       $14.767      $16.304         1,841
                              2008       $16.304      $ 9.172           492
                              2009       $ 9.172      $11.945           489
                              2010       $11.945      $13.439           335
                              2011       $13.439      $13.300           333
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.845         1,966
                              2006       $11.845      $15.688         1,930
                              2007       $15.688      $16.232         1,883
                              2008       $16.232      $ 7.432         1,943
                              2009       $ 7.432      $ 9.787         1,882
                              2010       $ 9.787      $10.005         1,863
                              2011       $10.005      $ 7.900         1,778

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.457        2,462
                              2004       $11.457      $12.166        2,499
                              2005       $12.166      $13.694        2,490
                              2006       $13.694      $13.336        2,481
                              2007       $13.336      $14.849        2,473
                              2008       $14.849      $ 8.758        2,462
                              2009       $ 8.758      $11.768        2,142
                              2010       $11.768      $12.668           68
                              2011       $12.668      $12.010           67
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.577            7
                              2004       $13.577      $15.845          267
                              2005       $15.845      $16.561          710
                              2006       $16.561      $18.537          701
                              2007       $18.537      $18.444          605
                              2008       $18.444      $11.614          415
                              2009       $11.614      $16.239          412
                              2010       $16.239      $20.148          382
                              2011       $20.148      $18.045          277
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.926        6,289
                              2006       $10.926      $13.225        6,259
                              2007       $13.225      $15.818        6,231
                              2008       $15.818      $ 9.805            0
                              2009       $ 9.805      $10.567            0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.706          119
                              2006       $10.706      $12.700          108
                              2007       $12.700      $11.927           82
                              2008       $11.927      $ 6.895           81
                              2009       $ 6.895      $ 8.180           80
                              2010       $ 8.180      $ 8.932           74
                              2011       $ 8.932      $ 8.424           73
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.860          503
                              2006       $11.860      $12.954          501
                              2007       $12.954      $14.891          444
                              2008       $14.891      $ 8.364          442
                              2009       $ 8.364      $11.105          439
                              2010       $11.105      $12.726          406
                              2011       $12.726      $12.126          289

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.061        3,138
                              2006       $11.061      $12.236        3,125
                              2007       $12.236      $13.413        3,001
                              2008       $13.413      $ 7.638        3,001
                              2009       $ 7.638      $ 9.508        2,961
                              2010       $ 9.508      $10.674        2,892
                              2011       $10.674      $10.605        2,679
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.448        1,250
                              2006       $10.448      $11.370        1,233
                              2007       $11.370      $11.426        1,145
                              2008       $11.426      $ 8.383          838
                              2009       $ 8.383      $11.787          154
                              2010       $11.787      $13.133          142
                              2011       $13.133      $13.350          134
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.078            0
                              2006       $12.078      $13.307          469
                              2007       $13.307      $15.041          466
                              2008       $15.041      $ 8.903          464
                              2009       $ 8.903      $12.194          459
                              2010       $12.194      $15.367          456
                              2011       $15.367      $13.427          454
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.186            0
                              2007       $10.186      $10.477            0
                              2008       $10.477      $10.553            0
                              2009       $10.553      $10.392            0
                              2010       $10.392      $10.192            0
                              2011       $10.192      $ 9.991            0
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.125            0
                              2006       $11.125      $11.471            0
                              2007       $11.471      $12.852            0
                              2008       $12.852      $ 8.148            0
                              2009       $ 8.148      $10.618            0
                              2010       $10.618      $12.093            0
                              2011       $12.093      $11.283            0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666        2,454
                              2005       $10.666      $10.801        2,567
                              2006       $10.801      $11.578        2,493
                              2007       $11.578      $11.655        2,368
                              2008       $11.655      $ 8.752          671
                              2009       $ 8.752      $12.241          411
                              2010       $12.241      $13.588          403
                              2011       $13.588      $13.926          394

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.210             0
                              2005       $11.210      $11.164        53,654
                              2006       $11.164      $12.938        56,234
                              2007       $12.938      $13.155        54,613
                              2008       $13.155      $ 9.070        31,655
                              2009       $ 9.070      $12.054        18,624
                              2010       $12.054      $13.311        18,362
                              2011       $13.311      $13.358        18,129
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.351             0
                              2006       $11.351      $13.690             0
                              2007       $13.690      $15.006             0
                              2008       $15.006      $10.522             0
                              2009       $10.522      $12.718             0
                              2010       $12.718      $13.955             0
                              2011       $13.955      $13.273             0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.922             0
                              2005       $10.922      $11.835        18,875
                              2006       $11.835      $13.733        18,072
                              2007       $13.733      $13.926        25,509
                              2008       $13.926      $ 8.584        20,125
                              2009       $ 8.584      $10.604           661
                              2010       $10.604      $11.557           649
                              2011       $11.557      $11.209           641
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.488           346
                              2005       $11.488      $12.405        16,863
                              2006       $12.405      $14.766        17,596
                              2007       $14.766      $16.708        17,507
                              2008       $16.708      $ 9.763        16,607
                              2009       $ 9.763      $13.113        16,572
                              2010       $13.113      $13.933        16,454
                              2011       $13.933      $12.204        16,451
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.496           182
                              2006       $10.496      $12.616           166
                              2007       $12.616      $12.395           138
                              2008       $12.395      $ 8.052           132
                              2009       $ 8.052      $ 9.338           123
                              2010       $ 9.338      $10.177           119
                              2011       $10.177      $ 9.271           120

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.347          614
                              2006       $11.347      $12.919        1,448
                              2007       $12.919      $12.997        1,441
                              2008       $12.997      $ 8.061          975
                              2009       $ 8.061      $10.520          367
                              2010       $10.520      $12.889          236
                              2011       $12.889      $11.827          234
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.313        2,326
                              2006       $11.313      $12.449        2,311
                              2007       $12.449      $10.161        2,314
                              2008       $10.161      $ 6.588        2,188
                              2009       $ 6.588      $ 8.244        1,558
                              2010       $ 8.244      $10.514        1,540
                              2011       $10.514      $10.375        1,530
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.242           96
                              2006       $11.242      $12.439           97
                              2007       $12.439      $11.904          103
                              2008       $11.904      $ 7.404          113
                              2009       $ 7.404      $ 8.791           94
                              2010       $ 8.791      $ 9.723           94
                              2011       $ 9.723      $ 9.915           91
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.861        6,749
                              2004       $12.861      $13.971        7,618
                              2005       $13.971      $14.437        7,673
                              2006       $14.437      $15.982        7,627
                              2007       $15.982      $15.876        7,608
                              2008       $15.876      $ 7.483        7,120
                              2009       $ 7.483      $10.836        6,959
                              2010       $10.836      $11.358        6,966
                              2011       $11.358      $10.754          178
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.209          609
                              2004       $12.209      $12.724          606
                              2005       $12.724      $13.542          602
                              2006       $13.542      $14.077          599
                              2007       $14.077      $15.414          525
                              2008       $15.414      $ 8.667          348
                              2009       $ 8.667      $10.255          345
                              2010       $10.255      $11.579            0
                              2011       $11.579      $10.428            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.753         3,148
                              2007       $10.753      $11.368         3,138
                              2008       $11.368      $ 7.763         3,125
                              2009       $ 7.763      $ 9.738         2,708
                              2010       $ 9.738      $10.427             0
                              2011       $10.427      $10.190             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.202         1,563
                              2004       $12.202      $12.941         7,724
                              2005       $12.941      $13.363        17,522
                              2006       $13.363      $14.517        17,274
                              2007       $14.517      $14.781        17,338
                              2008       $14.781      $ 9.205        16,695
                              2009       $ 9.205      $11.181        16,651
                              2010       $11.181      $12.077        17,169
                              2011       $12.077      $11.830        15,168
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.909         3,049
                              2004       $12.909      $14.506         3,061
                              2005       $14.506      $15.096         6,538
                              2006       $15.096      $17.993         6,510
                              2007       $17.993      $18.826         6,399
                              2008       $18.826      $10.870         6,148
                              2009       $10.870      $12.370         5,823
                              2010       $12.370      $13.565         3,438
                              2011       $13.565      $14.607             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.278           961
                              2004       $11.278      $12.110           789
                              2005       $12.110      $12.098           768
                              2006       $12.098      $12.927           620
                              2007       $12.927      $13.162           600
                              2008       $13.162      $ 9.908           286
                              2009       $ 9.908      $14.010           285
                              2010       $14.010      $15.098           283
                              2011       $15.098      $15.043           282
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.610           959
                              2004       $11.610      $12.599           947
                              2005       $12.599      $13.178           913
                              2006       $13.178      $14.719           879
                              2007       $14.719      $14.838           743
                              2008       $14.838      $10.697           357
                              2009       $10.697      $13.095           354
                              2010       $13.095      $14.392             0
                              2011       $14.392      $15.289             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.951             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.775           361
                              2005       $10.775      $11.328           344
                              2006       $11.328      $12.323           335
                              2007       $12.323      $13.198           272
                              2008       $13.198      $ 9.225             0
                              2009       $ 9.225      $11.741             0
                              2010       $11.741      $13.093             0
                              2011       $13.093      $11.998             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.056         3,599
                              2004       $12.056      $13.032         6,555
                              2005       $13.032      $13.340        44,134
                              2006       $13.340      $15.065        56,133
                              2007       $15.065      $15.502        53,885
                              2008       $15.502      $ 9.531        43,991
                              2009       $ 9.531      $11.776        41,960
                              2010       $11.776      $13.225        40,003
                              2011       $13.225      $13.161        37,756
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.797           277
                              2004       $11.797      $12.346           357
                              2005       $12.346      $13.025           828
                              2006       $13.025      $13.102           815
                              2007       $13.102      $14.977           771
                              2008       $14.977      $ 7.469           666
                              2009       $ 7.469      $12.126           654
                              2010       $12.126      $14.210           463
                              2011       $14.210      $13.038           384
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.466        12,219
                              2004       $12.466      $14.347        18,403
                              2005       $14.347      $14.641        55,777
                              2006       $14.641      $16.653        54,064
                              2007       $16.653      $15.939        57,918
                              2008       $15.939      $10.029        48,044
                              2009       $10.029      $12.621        30,398
                              2010       $12.621      $14.312        25,562
                              2011       $14.312      $13.732        16,351

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.567             0
                              2004       $11.567      $12.642         3,619
                              2005       $12.642      $13.306        18,882
                              2006       $13.306      $14.682        18,291
                              2007       $14.682      $14.872        25,600
                              2008       $14.872      $11.270        23,377
                              2009       $11.270      $13.530         6,370
                              2010       $13.530      $14.856         6,345
                              2011       $14.856      $14.372         6,318
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.803         3,287
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.364         1,520
                              2004       $12.364      $13.829         4,534
                              2005       $13.829      $14.872         5,046
                              2006       $14.872      $16.906         6,453
                              2007       $16.906      $16.986         6,360
                              2008       $16.986      $11.285         4,239
                              2009       $11.285      $13.727         4,119
                              2010       $13.727      $15.094         4,333
                              2011       $15.094      $14.460         4,302
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.709             0
                              2007       $10.709      $11.992             0
                              2008       $11.992      $ 6.050             0
                              2009       $ 6.050      $ 8.096             0
                              2010       $ 8.096      $ 8.721             0
                              2011       $ 8.721      $ 9.484             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.803            13
                              2004       $12.803      $14.417            39
                              2005       $14.417      $15.701            38
                              2006       $15.701      $16.147            38
                              2007       $16.147      $18.609            38
                              2008       $18.609      $ 9.696            38
                              2009       $ 9.696      $14.861            37
                              2010       $14.861      $18.538            37
                              2011       $18.538      $16.469            37
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.345         2,183
                              2004       $13.345      $14.979         2,230
                              2005       $14.979      $16.466         7,162
                              2006       $16.466      $19.467         6,993
                              2007       $19.467      $20.555         6,822
                              2008       $20.555      $11.801         4,101
                              2009       $11.801      $16.096         3,758
                              2010       $16.096      $19.275         1,886
                              2011       $19.275      $19.048         1,803

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.451        2,784
                              2004       $11.451      $13.499        3,000
                              2005       $13.499      $15.130        6,632
                              2006       $15.130      $17.800        6,531
                              2007       $17.800      $20.940        6,495
                              2008       $20.940      $13.659        6,181
                              2009       $13.659      $15.908        5,829
                              2010       $15.908      $16.643        3,701
                              2011       $16.643      $18.893        3,543
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.176            0
                              2004       $12.176      $13.422            0
                              2005       $13.422      $16.146            0
                              2006       $16.146      $17.035            0
                              2007       $17.035      $19.930            0
                              2008       $19.930      $ 9.961            0
                              2009       $ 9.961      $16.506            0
                              2010       $16.506      $20.340            0
                              2011       $20.340      $18.422            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.630            0
                              2004       $12.630      $13.924            0
                              2005       $13.924      $14.788            0
                              2006       $14.788      $18.825            0
                              2007       $18.825      $21.280            0
                              2008       $21.280      $11.920            0
                              2009       $11.920      $14.885            0
                              2010       $14.885      $15.605            0
                              2011       $15.605      $13.788            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.543            0
                              2004       $12.543      $13.804            0
                              2005       $13.804      $14.401            0
                              2006       $14.401      $16.706            0
                              2007       $16.706      $19.103            0
                              2008       $19.103      $10.492            0
                              2009       $10.492      $10.009            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.262         7,348
                              2004       $10.262      $10.568        18,713
                              2005       $10.568      $10.677        44,316
                              2006       $10.677      $11.024        44,381
                              2007       $11.024      $11.422        41,878
                              2008       $11.422      $10.175        28,336
                              2009       $10.175      $12.196        27,742
                              2010       $12.196      $13.030        27,397
                              2011       $13.030      $13.374        22,553
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.971           684
                              2004       $ 9.971      $ 9.887         2,302
                              2005       $ 9.887      $ 9.837        16,042
                              2006       $ 9.837      $10.030        15,925
                              2007       $10.030      $10.104        15,484
                              2008       $10.104      $ 8.396         1,137
                              2009       $ 8.396      $ 8.686             0
                              2010       $ 8.686      $ 8.703             0
                              2011       $ 8.703      $ 8.739             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.889             0
                              2004       $ 9.889      $ 9.752         6,843
                              2005       $ 9.752      $ 9.801         7,902
                              2006       $ 9.801      $10.024        10,082
                              2007       $10.024      $10.282         9,325
                              2008       $10.282      $10.299         3,627
                              2009       $10.299      $10.095         3,784
                              2010       $10.095      $ 9.895         3,725
                              2011       $ 9.895      $ 9.700         3,678
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.828            25
                              2004       $11.828      $12.852         2,105
                              2005       $12.852      $14.851        15,143
                              2006       $14.851      $15.127        14,615
                              2007       $15.127      $17.676        13,657
                              2008       $17.676      $ 9.052         8,754
                              2009       $ 9.052      $15.158         6,634
                              2010       $15.158      $18.931         6,081
                              2011       $18.931      $17.263         3,979
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.977         1,174
                              2004       $11.977      $12.926         3,554
                              2005       $12.926      $13.691         3,507
                              2006       $13.691      $15.399         4,766
                              2007       $15.399      $16.354         4,654
                              2008       $16.354      $12.150         3,211
                              2009       $12.150      $14.222         3,321
                              2010       $14.222      $14.845         2,772
                              2011       $14.845      $13.368         2,922

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.471           0
                              2007       $ 9.471      $11.430           0
                              2008       $11.430      $ 6.290           0
                              2009       $ 6.290      $ 8.730           0
                              2010       $ 8.730      $10.631           0
                              2011       $10.631      $ 9.634           0
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.681           0
                              2007       $10.681      $11.067           0
                              2008       $11.067      $ 9.256           0
                              2009       $ 9.256      $11.835           0
                              2010       $11.835      $12.998           0
                              2011       $12.998      $13.532           0
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.098           0
                              2007       $10.098      $10.942           0
                              2008       $10.942      $ 9.959           0
                              2009       $ 9.959      $11.545           0
                              2010       $11.545      $12.221           0
                              2011       $12.221      $13.364           0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.279           0
                              2007       $10.279      $10.946           0
                              2008       $10.946      $11.234           0
                              2009       $11.234      $12.547           0
                              2010       $12.547      $13.283           0
                              2011       $13.283      $13.476         213
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.923         656
                              2010       $ 7.923      $ 8.744         614
                              2011       $ 8.744      $ 8.735         464
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.288           0
                              2004       $11.288      $11.972           0
                              2005       $11.972      $12.203           0
                              2006       $12.203      $13.387           0
                              2007       $13.387      $13.244           0
                              2008       $13.244      $ 7.694           0
                              2009       $ 7.694      $ 9.474           0
                              2010       $ 9.474      $10.291           0
                              2011       $10.291      $10.366           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.260            0
                              2004       $12.260      $13.351            0
                              2005       $13.351      $13.770            0
                              2006       $13.770      $15.644            0
                              2007       $15.644      $14.405            0
                              2008       $14.405      $ 8.655            0
                              2009       $ 8.655      $11.012            0
                              2010       $11.012      $12.344            0
                              2011       $12.344      $11.538            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.628        2,813
                              2004       $12.628      $14.382        2,944
                              2005       $14.382      $15.816        3,228
                              2006       $15.816      $19.799        3,394
                              2007       $19.799      $21.026        3,332
                              2008       $21.026      $11.550        3,200
                              2009       $11.550      $14.108        3,197
                              2010       $14.108      $15.214        3,169
                              2011       $15.214      $12.387          253
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.126            0
                              2004       $12.126      $13.387            0
                              2005       $13.387      $14.277            0
                              2006       $14.277      $15.943            0
                              2007       $15.943      $14.817            0
                              2008       $14.817      $ 8.779            0
                              2009       $ 8.779      $11.256            0
                              2010       $11.256      $12.568            0
                              2011       $12.568      $12.324            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.896          440
                              2006       $10.896      $12.390          727
                              2007       $12.390      $11.548          664
                              2008       $11.548      $ 6.252          689
                              2009       $ 6.252      $ 5.884            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.696        3,019
                              2004       $11.696      $12.040        3,162
                              2005       $12.040      $12.473        3,198
                              2006       $12.473      $12.890        3,679
                              2007       $12.890      $13.329        3,577
                              2008       $13.329      $ 8.226        3,177
                              2009       $ 8.226      $13.214        2,858
                              2010       $13.214      $15.645          467
                              2011       $15.645      $12.597          465

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.265             0
                              2004       $11.265      $12.154             0
                              2005       $12.154      $13.359             0
                              2006       $13.359      $14.508             0
                              2007       $14.508      $15.127             0
                              2008       $15.127      $12.605             0
                              2009       $12.605      $16.075             0
                              2010       $16.075      $17.290             0
                              2011       $17.290      $18.113             0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.841             0
                              2004       $14.841      $17.891            26
                              2005       $17.891      $23.458           145
                              2006       $23.458      $31.539           138
                              2007       $31.539      $43.413           132
                              2008       $43.413      $18.405           119
                              2009       $18.405      $30.687           114
                              2010       $30.687      $35.776           108
                              2011       $35.776      $28.670           100
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.193             7
                              2004       $12.193      $13.476           334
                              2005       $13.476      $14.790        15,320
                              2006       $14.790      $17.615        17,075
                              2007       $17.615      $18.951        22,445
                              2008       $18.951      $13.198        20,245
                              2009       $13.198      $16.760         2,924
                              2010       $16.760      $18.734         2,657
                              2011       $18.734      $20.024         2,461
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.659           347
                              2004       $11.659      $12.276             0
                              2005       $12.276      $13.895             0
                              2006       $13.895      $14.138             0
                              2007       $14.138      $16.857             0
                              2008       $16.857      $ 8.368             0
                              2009       $ 8.368      $13.545             0
                              2010       $13.545      $16.278             0
                              2011       $16.278      $15.469             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.054        2,182
                              2004       $13.054      $15.542        4,190
                              2005       $15.542      $17.868        5,800
                              2006       $17.868      $19.114        5,778
                              2007       $19.114      $22.967        5,547
                              2008       $22.967      $11.971        6,106
                              2009       $11.971      $18.464        5,340
                              2010       $18.464      $23.937        3,203
                              2011       $23.937      $21.778        3,210
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.556            6
                              2004       $13.556      $15.804          385
                              2005       $15.804      $17.487          494
                              2006       $17.487      $19.168          494
                              2007       $19.168      $19.341           18
                              2008       $19.341      $11.291           18
                              2009       $11.291      $16.228           17
                              2010       $16.228      $20.129           17
                              2011       $20.129      $18.010           17
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.724          249
                              2004       $12.724      $16.970          991
                              2005       $16.970      $19.420        1,981
                              2006       $19.420      $26.205        1,813
                              2007       $26.205      $21.244        1,865
                              2008       $21.244      $12.897        1,358
                              2009       $12.897      $16.242        1,254
                              2010       $16.242      $20.619        1,078
                              2011       $20.619      $21.354        1,059



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.85



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.250        85,116
                              2004       $12.250      $13.347       126,129
                              2005       $13.347      $13.677       112,719
                              2006       $13.677      $15.674       104,798
                              2007       $15.674      $16.099        96,169
                              2008       $16.099      $ 9.352        78,725
                              2009       $ 9.352      $11.026        74,699
                              2010       $11.026      $12.183        70,436
                              2011       $12.183      $12.660        65,280
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.416        25,917
                              2004       $12.416      $13.930        42,746
                              2005       $13.930      $15.235        42,415
                              2006       $15.235      $14.739        39,046
                              2007       $14.739      $16.265        38,368
                              2008       $16.265      $ 9.146        30,894
                              2009       $ 9.146      $11.904        34,486
                              2010       $11.904      $13.387        32,136
                              2011       $13.387      $13.241        27,881
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.841         5,353
                              2006       $11.841      $15.675        43,963
                              2007       $15.675      $16.210        30,208
                              2008       $16.210      $ 7.418        27,789
                              2009       $ 7.418      $ 9.763        28,287
                              2010       $ 9.763      $ 9.976        22,877
                              2011       $ 9.976      $ 7.873        22,887

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.453        15,768
                              2004       $11.453      $12.155        31,643
                              2005       $12.155      $13.676        32,073
                              2006       $13.676      $13.311        32,186
                              2007       $13.311      $14.814        28,710
                              2008       $14.814      $ 8.732        24,179
                              2009       $ 8.732      $11.729        22,605
                              2010       $11.729      $12.619        16,754
                              2011       $12.619      $11.958        14,875
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.572        24,310
                              2004       $13.572      $15.832        38,309
                              2005       $15.832      $16.538        42,551
                              2006       $16.538      $18.503        43,753
                              2007       $18.503      $18.400        42,005
                              2008       $18.400      $11.581        38,262
                              2009       $11.581      $16.184        31,791
                              2010       $16.184      $20.069        21,583
                              2011       $20.069      $17.966        17,588
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.922           738
                              2006       $10.922      $13.214         5,696
                              2007       $13.214      $15.796         5,577
                              2008       $15.796      $ 9.786         3,757
                              2009       $ 9.786      $10.544             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.702           362
                              2006       $10.702      $12.689         9,658
                              2007       $12.689      $11.911         8,670
                              2008       $11.911      $ 6.882         8,835
                              2009       $ 6.882      $ 8.160         8,832
                              2010       $ 8.160      $ 8.907         8,826
                              2011       $ 8.907      $ 8.396         8,675
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.856        15,726
                              2006       $11.856      $12.943        40,445
                              2007       $12.943      $14.871        50,156
                              2008       $14.871      $ 8.348        46,659
                              2009       $ 8.348      $11.078        41,469
                              2010       $11.078      $12.690        40,222
                              2011       $12.690      $12.085        34,559

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.058         3,967
                              2006       $11.058      $12.225        10,869
                              2007       $12.225      $13.394        10,436
                              2008       $13.394      $ 7.623         9,283
                              2009       $ 7.623      $ 9.485        10,326
                              2010       $ 9.485      $10.644         8,273
                              2011       $10.644      $10.569         6,735
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.445         1,921
                              2006       $10.445      $11.360         3,526
                              2007       $11.360      $11.410         6,368
                              2008       $11.410      $ 8.367         2,981
                              2009       $ 8.367      $11.759         2,656
                              2010       $11.759      $13.095         2,126
                              2011       $13.095      $13.305         2,200
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.074         4,100
                              2006       $12.074      $13.296        12,431
                              2007       $13.296      $15.021        17,022
                              2008       $15.021      $ 8.886         8,931
                              2009       $ 8.886      $12.165         6,557
                              2010       $12.165      $15.322         5,250
                              2011       $15.322      $13.381         6,109
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.182         4,146
                              2007       $10.182      $10.468         6,008
                              2008       $10.468      $10.538        53,954
                              2009       $10.538      $10.372        41,100
                              2010       $10.372      $10.168        13,616
                              2011       $10.168      $ 9.962        10,042
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.121           489
                              2006       $11.121      $11.462         2,092
                              2007       $11.462      $12.834         2,023
                              2008       $12.834      $ 8.133         4,613
                              2009       $ 8.133      $10.593         3,248
                              2010       $10.593      $12.058         2,545
                              2011       $12.058      $11.245         2,422
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.663         6,325
                              2005       $10.663      $10.792         8,169
                              2006       $10.792      $11.562        11,102
                              2007       $11.562      $11.633         7,997
                              2008       $11.633      $ 8.731         7,183
                              2009       $ 8.731      $12.206         7,633
                              2010       $12.206      $13.542         6,281
                              2011       $13.542      $13.871         4,863

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.206         3,044
                              2005       $11.206      $11.154        14,696
                              2006       $11.154      $12.920        23,295
                              2007       $12.920      $13.131        29,424
                              2008       $13.131      $ 9.048        24,898
                              2009       $ 9.048      $12.019        17,151
                              2010       $12.019      $13.266        22,692
                              2011       $13.266      $13.306        20,111
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.347         2,482
                              2006       $11.347      $13.679         8,964
                              2007       $13.679      $14.986        10,891
                              2008       $14.986      $10.503         5,855
                              2009       $10.503      $12.687         4,203
                              2010       $12.687      $13.915        13,287
                              2011       $13.915      $13.228        12,696
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.918         1,343
                              2005       $10.918      $11.825         8,181
                              2006       $11.825      $13.714        11,972
                              2007       $13.714      $13.900        15,963
                              2008       $13.900      $ 8.563        13,778
                              2009       $ 8.563      $10.574        11,083
                              2010       $10.574      $11.518         9,600
                              2011       $11.518      $11.166         8,757
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.484        14,835
                              2005       $11.484      $12.395        34,582
                              2006       $12.395      $14.746        48,395
                              2007       $14.746      $16.677        42,188
                              2008       $16.677      $ 9.740        36,299
                              2009       $ 9.740      $13.075        28,883
                              2010       $13.075      $13.886        26,842
                              2011       $13.886      $12.156        21,246
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.492         4,390
                              2006       $10.492      $12.605         3,464
                              2007       $12.605      $12.378        11,305
                              2008       $12.378      $ 8.037         6,113
                              2009       $ 8.037      $ 9.316         5,160
                              2010       $ 9.316      $10.147         4,681
                              2011       $10.147      $ 9.240         7,821

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.343         4,759
                              2006       $11.343      $12.908         8,616
                              2007       $12.908      $12.979         7,073
                              2008       $12.979      $ 8.046         5,564
                              2009       $ 8.046      $10.495         8,566
                              2010       $10.495      $12.852         8,533
                              2011       $12.852      $11.787         8,369
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.309         4,885
                              2006       $11.309      $12.439        11,872
                              2007       $12.439      $10.147        13,843
                              2008       $10.147      $ 6.576         8,266
                              2009       $ 6.576      $ 8.225         9,478
                              2010       $ 8.225      $10.484         9,064
                              2011       $10.484      $10.340        11,629
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.238         2,159
                              2006       $11.238      $12.428         9,098
                              2007       $12.428      $11.888         9,461
                              2008       $11.888      $ 7.390         9,415
                              2009       $ 7.390      $ 8.770        10,145
                              2010       $ 8.770      $ 9.695         8,742
                              2011       $ 9.695      $ 9.882         8,027
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.856        22,576
                              2004       $12.856      $13.959        33,636
                              2005       $13.959      $14.418        32,625
                              2006       $14.418      $15.952        28,897
                              2007       $15.952      $15.838        27,720
                              2008       $15.838      $ 7.462        21,186
                              2009       $ 7.462      $10.799        14,825
                              2010       $10.799      $11.313        10,700
                              2011       $11.313      $10.707         7,344
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.205        17,983
                              2004       $12.205      $12.713        18,417
                              2005       $12.713      $13.523        17,072
                              2006       $13.523      $14.051        16,710
                              2007       $14.051      $15.377        15,980
                              2008       $15.377      $ 8.642         9,340
                              2009       $ 8.642      $10.220         9,014
                              2010       $10.220      $11.534         7,206
                              2011       $11.534      $10.382         6,168

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.749        13,438
                              2007       $10.749      $11.358        11,274
                              2008       $11.358      $ 7.753        10,586
                              2009       $ 7.753      $ 9.720         7,822
                              2010       $ 9.720      $10.402         6,633
                              2011       $10.402      $10.160         5,786
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.198        96,943
                              2004       $12.198      $12.930       141,091
                              2005       $12.930      $13.345       135,327
                              2006       $13.345      $14.489       124,318
                              2007       $14.489      $14.746       112,988
                              2008       $14.746      $ 9.178       101,631
                              2009       $ 9.178      $11.143        92,228
                              2010       $11.143      $12.030        69,876
                              2011       $12.030      $11.777        49,582
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.905        52,452
                              2004       $12.905      $14.494        58,131
                              2005       $14.494      $15.075        55,619
                              2006       $15.075      $17.959        50,377
                              2007       $17.959      $18.781        46,236
                              2008       $18.781      $10.839        40,507
                              2009       $10.839      $12.328        37,146
                              2010       $12.328      $13.512        34,667
                              2011       $13.512      $14.547             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.274        16,455
                              2004       $11.274      $12.100        21,842
                              2005       $12.100      $12.082        14,419
                              2006       $12.082      $12.902        10,425
                              2007       $12.902      $13.131         9,454
                              2008       $13.131      $ 9.879         8,513
                              2009       $ 9.879      $13.962         8,129
                              2010       $13.962      $15.039         6,312
                              2011       $15.039      $14.976         4,938
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.606        21,520
                              2004       $11.606      $12.589        18,397
                              2005       $12.589      $13.160        17,345
                              2006       $13.160      $14.692        14,688
                              2007       $14.692      $14.803        10,632
                              2008       $14.803      $10.666         9,952
                              2009       $10.666      $13.050         6,798
                              2010       $13.050      $14.336         5,935
                              2011       $14.336      $15.227             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.928         3,343
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.771         8,605
                              2005       $10.771      $11.319         8,247
                              2006       $11.319      $12.306         7,893
                              2007       $12.306      $13.173         7,295
                              2008       $13.173      $ 9.203         7,151
                              2009       $ 9.203      $11.707         4,739
                              2010       $11.707      $13.048         4,546
                              2011       $13.048      $11.951         4,172
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.052        77,623
                              2004       $12.052      $13.021        83,850
                              2005       $13.021      $13.322        87,092
                              2006       $13.322      $15.037        88,235
                              2007       $15.037      $15.465        70,050
                              2008       $15.465      $ 9.503        62,991
                              2009       $ 9.503      $11.736        64,893
                              2010       $11.736      $13.174        53,865
                              2011       $13.174      $13.103        46,240
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.793        51,308
                              2004       $11.793      $12.336        53,186
                              2005       $12.336      $13.008        58,532
                              2006       $13.008      $13.078        56,074
                              2007       $13.078      $14.941        49,104
                              2008       $14.941      $ 7.447        46,566
                              2009       $ 7.447      $12.085        44,395
                              2010       $12.085      $14.155        30,198
                              2011       $14.155      $12.980        27,023
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.462       146,585
                              2004       $12.462      $14.335       217,115
                              2005       $14.335      $14.621       232,406
                              2006       $14.621      $16.621       226,704
                              2007       $16.621      $15.901       211,291
                              2008       $15.901      $10.000       184,850
                              2009       $10.000      $12.579       161,817
                              2010       $12.579      $14.256       129,003
                              2011       $14.256      $13.672        97,705

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.563        11,228
                              2004       $11.563      $12.632        27,925
                              2005       $12.632      $13.288        37,859
                              2006       $13.288      $14.655        42,633
                              2007       $14.655      $14.837        40,157
                              2008       $14.837      $11.237        31,692
                              2009       $11.237      $13.484        26,707
                              2010       $13.484      $14.798        22,051
                              2011       $14.798      $14.308        28,061
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.751        30,653
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.360        84,694
                              2004       $12.360      $13.818       128,725
                              2005       $13.818      $14.852       126,795
                              2006       $14.852      $16.874       132,321
                              2007       $16.874      $16.945       111,832
                              2008       $16.945      $11.252        88,180
                              2009       $11.252      $13.680        83,402
                              2010       $13.680      $15.035        71,696
                              2011       $15.035      $14.396        49,322
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.706         1,800
                              2007       $10.706      $11.982         4,251
                              2008       $11.982      $ 6.042         9,368
                              2009       $ 6.042      $ 8.081         6,465
                              2010       $ 8.081      $ 8.700         4,673
                              2011       $ 8.700      $ 9.460             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.798        16,909
                              2004       $12.798      $14.405        16,456
                              2005       $14.405      $15.680        15,578
                              2006       $15.680      $16.117        14,996
                              2007       $16.117      $18.565        13,510
                              2008       $18.565      $ 9.668        13,183
                              2009       $ 9.668      $14.810        13,415
                              2010       $14.810      $18.465         8,930
                              2011       $18.465      $16.396         7,827
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.340        59,259
                              2004       $13.340      $14.967        95,207
                              2005       $14.967      $16.443        95,716
                              2006       $16.443      $19.431        88,485
                              2007       $19.431      $20.506        80,843
                              2008       $20.506      $11.767        65,999
                              2009       $11.767      $16.041        53,940
                              2010       $16.041      $19.199        39,671
                              2011       $19.199      $18.964        34,456

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.447         6,044
                              2004       $11.447      $13.488         7,208
                              2005       $13.488      $15.110         7,714
                              2006       $15.110      $17.767         6,579
                              2007       $17.767      $20.890         5,386
                              2008       $20.890      $13.619         5,352
                              2009       $13.619      $15.854         6,694
                              2010       $15.854      $16.578         6,470
                              2011       $16.578      $18.810         6,393
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.172        11,272
                              2004       $12.172      $13.411        19,176
                              2005       $13.411      $16.124        15,803
                              2006       $16.124      $17.003        22,260
                              2007       $17.003      $19.883        12,516
                              2008       $19.883      $ 9.933        12,026
                              2009       $ 9.933      $16.450         4,109
                              2010       $16.450      $20.261         3,006
                              2011       $20.261      $18.341         4,419
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.626        45,726
                              2004       $12.626      $13.912        55,666
                              2005       $13.912      $14.768        49,938
                              2006       $14.768      $18.790        48,651
                              2007       $18.790      $21.229        47,017
                              2008       $21.229      $11.886        43,882
                              2009       $11.886      $14.835        38,945
                              2010       $14.835      $15.544        35,629
                              2011       $15.544      $13.727        28,475
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.539        10,641
                              2004       $12.539      $13.792        13,270
                              2005       $13.792      $14.382        10,719
                              2006       $14.382      $16.675        11,366
                              2007       $16.675      $19.057        10,496
                              2008       $19.057      $10.461        10,253
                              2009       $10.461      $ 9.979             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.258        54,389
                              2004       $10.258      $10.559       114,486
                              2005       $10.559      $10.662       124,823
                              2006       $10.662      $11.003       133,661
                              2007       $11.003      $11.395       110,740
                              2008       $11.395      $10.146        99,099
                              2009       $10.146      $12.155        99,908
                              2010       $12.155      $12.980        86,925
                              2011       $12.980      $13.315        73,204
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.967        67,512
                              2004       $ 9.967      $ 9.878        85,706
                              2005       $ 9.878      $ 9.823        85,561
                              2006       $ 9.823      $10.011        78,723
                              2007       $10.011      $10.080        63,885
                              2008       $10.080      $ 8.372        45,324
                              2009       $ 8.372      $ 8.657        45,743
                              2010       $ 8.657      $ 8.669        36,915
                              2011       $ 8.669      $ 8.700        30,792
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.886        54,904
                              2004       $ 9.886      $ 9.744        67,416
                              2005       $ 9.744      $ 9.787        79,970
                              2006       $ 9.787      $10.006       105,074
                              2007       $10.006      $10.258        63,305
                              2008       $10.258      $10.269       141,641
                              2009       $10.269      $10.061        80,221
                              2010       $10.061      $ 9.857        61,644
                              2011       $ 9.857      $ 9.657        51,392
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.824        99,684
                              2004       $11.824      $12.841       131,320
                              2005       $12.841      $14.831       119,959
                              2006       $14.831      $15.099        99,994
                              2007       $15.099      $17.634        94,921
                              2008       $17.634      $ 9.026        86,577
                              2009       $ 9.026      $15.106        69,346
                              2010       $15.106      $18.858        63,466
                              2011       $18.858      $17.187        49,857
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.973        28,690
                              2004       $11.973      $12.915        66,117
                              2005       $12.915      $13.673        60,584
                              2006       $13.673      $15.370        61,030
                              2007       $15.370      $16.316        56,324
                              2008       $16.316      $12.114        65,473
                              2009       $12.114      $14.174        70,351
                              2010       $14.174      $14.787        64,080
                              2011       $14.787      $13.309        61,183

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.468         6,562
                              2007       $ 9.468      $11.420         8,305
                              2008       $11.420      $ 6.281        10,114
                              2009       $ 6.281      $ 8.713        10,055
                              2010       $ 8.713      $10.606        15,945
                              2011       $10.606      $ 9.606        11,150
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.677             0
                              2007       $10.677      $11.058         1,159
                              2008       $11.058      $ 9.243         1,090
                              2009       $ 9.243      $11.813         1,273
                              2010       $11.813      $12.967         7,134
                              2011       $12.967      $13.493         5,505
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.094           168
                              2007       $10.094      $10.933         2,678
                              2008       $10.933      $ 9.946        18,212
                              2009       $ 9.946      $11.523        26,099
                              2010       $11.523      $12.192        22,697
                              2011       $12.192      $13.325        20,645
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.276         6,002
                              2007       $10.276      $10.937        14,267
                              2008       $10.937      $11.219        14,340
                              2009       $11.219      $12.524        32,183
                              2010       $12.524      $13.251        45,299
                              2011       $13.251      $13.437        28,571
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.904         8,444
                              2010       $ 7.904      $ 8.719         6,979
                              2011       $ 8.719      $ 8.705         5,142
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.284         2,807
                              2004       $11.284      $11.961         3,301
                              2005       $11.961      $12.187         7,058
                              2006       $12.187      $13.362         6,680
                              2007       $13.362      $13.213         6,590
                              2008       $13.213      $ 7.672         6,324
                              2009       $ 7.672      $ 9.442         6,027
                              2010       $ 9.442      $10.251         4,468
                              2011       $10.251      $10.320         4,392

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.255        36,160
                              2004       $12.255      $13.340        38,714
                              2005       $13.340      $13.751        35,632
                              2006       $13.751      $15.615        35,318
                              2007       $15.615      $14.371        34,925
                              2008       $14.371      $ 8.630        28,763
                              2009       $ 8.630      $10.974        28,243
                              2010       $10.974      $12.296        27,357
                              2011       $12.296      $11.487        24,404
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.624        20,267
                              2004       $12.624      $14.369        42,996
                              2005       $14.369      $15.794        40,716
                              2006       $15.794      $19.762        40,989
                              2007       $19.762      $20.976        42,142
                              2008       $20.976      $11.516        37,889
                              2009       $11.516      $14.061        36,384
                              2010       $14.061      $15.155        26,672
                              2011       $15.155      $12.332        16,219
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.122         2,973
                              2004       $12.122      $13.376         3,768
                              2005       $13.376      $14.257         3,224
                              2006       $14.257      $15.914         1,095
                              2007       $15.914      $14.782         1,088
                              2008       $14.782      $ 8.753         1,081
                              2009       $ 8.753      $11.218         1,070
                              2010       $11.218      $12.519            19
                              2011       $12.519      $12.269            18
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.892         2,158
                              2006       $10.892      $12.379         6,112
                              2007       $12.379      $11.533         7,514
                              2008       $11.533      $ 6.241         8,088
                              2009       $ 6.241      $ 5.873             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.692        24,460
                              2004       $11.692      $12.030        34,436
                              2005       $12.030      $12.456        34,433
                              2006       $12.456      $12.866        34,002
                              2007       $12.866      $13.298        33,087
                              2008       $13.298      $ 8.202        26,972
                              2009       $ 8.202      $13.169        25,460
                              2010       $13.169      $15.584        24,292
                              2011       $15.584      $12.541        15,722

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.262         9,670
                              2004       $11.262      $12.144        13,461
                              2005       $12.144      $13.341        13,187
                              2006       $13.341      $14.481        10,029
                              2007       $14.481      $15.091         8,772
                              2008       $15.091      $12.569         8,309
                              2009       $12.569      $16.020         8,243
                              2010       $16.020      $17.222         5,842
                              2011       $17.222      $18.033         4,016
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.836        14,426
                              2004       $14.836      $17.876        18,272
                              2005       $17.876      $23.426        16,849
                              2006       $23.426      $31.480        18,302
                              2007       $31.480      $43.310        15,439
                              2008       $43.310      $18.352        11,775
                              2009       $18.352      $30.583        10,969
                              2010       $30.583      $35.636        11,107
                              2011       $35.636      $28.544         7,559
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.188        38,226
                              2004       $12.188      $13.464        71,788
                              2005       $13.464      $14.770        77,874
                              2006       $14.770      $17.582        76,453
                              2007       $17.582      $18.906        78,500
                              2008       $18.906      $13.160        61,406
                              2009       $13.160      $16.703        61,560
                              2010       $16.703      $18.661        44,272
                              2011       $18.661      $19.935        29,994
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.655        11,195
                              2004       $11.655      $12.266        20,213
                              2005       $12.266      $13.876        18,873
                              2006       $13.876      $14.112        17,918
                              2007       $14.112      $16.817        11,399
                              2008       $16.817      $ 8.344        10,123
                              2009       $ 8.344      $13.499         6,366
                              2010       $13.499      $16.214         6,216
                              2011       $16.214      $15.401         3,832

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.049        37,481
                              2004       $13.049      $15.529        66,075
                              2005       $15.529      $17.844        62,142
                              2006       $17.844      $19.078        62,458
                              2007       $19.078      $22.913        51,069
                              2008       $22.913      $11.937        44,742
                              2009       $11.937      $18.401        36,376
                              2010       $18.401      $23.843        30,783
                              2011       $23.843      $21.682        25,904
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.552        26,227
                              2004       $13.552      $15.791        38,379
                              2005       $15.791      $17.463        38,617
                              2006       $17.463      $19.132        36,728
                              2007       $19.132      $19.295        30,997
                              2008       $19.295      $11.258        26,703
                              2009       $11.258      $16.173        20,859
                              2010       $16.173      $20.051        17,248
                              2011       $20.051      $17.930        13,849
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.720        30,313
                              2004       $12.720      $16.956        43,744
                              2005       $16.956      $19.393        41,791
                              2006       $19.393      $26.156        36,011
                              2007       $26.156      $21.194        29,731
                              2008       $21.194      $12.860        23,763
                              2009       $12.860      $16.187        21,356
                              2010       $16.187      $20.539        19,575
                              2011       $20.539      $21.260        14,031



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.7



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.263        97,396
                              2004       $12.263      $13.381       186,919
                              2005       $13.381      $13.732       192,777
                              2006       $13.732      $15.762        73,789
                              2007       $15.762      $16.214       123,819
                              2008       $16.214      $ 9.434        95,302
                              2009       $ 9.434      $11.139        89,931
                              2010       $11.139      $12.327        66,876
                              2011       $12.327      $12.829        53,780
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.429        52,735
                              2004       $12.429      $13.966        87,618
                              2005       $13.966      $15.297       202,737
                              2006       $15.297      $14.822        72,624
                              2007       $14.822      $16.382       209,318
                              2008       $16.382      $ 9.226       133,414
                              2009       $ 9.226      $12.026       121,891
                              2010       $12.026      $13.545        84,227
                              2011       $13.545      $13.418        62,869
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.854       248,369
                              2006       $11.854      $15.715        32,002
                              2007       $15.715      $16.277       408,290
                              2008       $16.277      $ 7.460       463,005
                              2009       $ 7.460      $ 9.833       369,688
                              2010       $ 9.833      $10.063       318,473
                              2011       $10.063      $ 7.954       282,987

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.464        25,885
                              2004       $11.464      $12.186        41,070
                              2005       $12.186      $13.732        40,431
                              2006       $13.732      $13.386         1,106
                              2007       $13.386      $14.920        15,963
                              2008       $14.920      $ 8.809        12,275
                              2009       $ 8.809      $11.849        11,837
                              2010       $11.849      $12.768        11,395
                              2011       $12.768      $12.117        10,825
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.586        90,115
                              2004       $13.586      $15.872       136,238
                              2005       $15.872      $16.606       258,660
                              2006       $16.606      $18.607        84,543
                              2007       $18.607      $18.532       252,331
                              2008       $18.532      $11.682       159,012
                              2009       $11.682      $16.350       123,828
                              2010       $16.350      $20.306        90,918
                              2011       $20.306      $18.205        75,476
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.933        48,868
                              2006       $10.933      $13.248         4,475
                              2007       $13.248      $15.861        59,029
                              2008       $15.861      $ 9.842        41,351
                              2009       $ 9.842      $10.615             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.713        11,565
                              2006       $10.713      $12.722         1,022
                              2007       $12.722      $11.960        30,216
                              2008       $11.960      $ 6.921        23,659
                              2009       $ 6.921      $ 8.219        26,687
                              2010       $ 8.219      $ 8.984        21,146
                              2011       $ 8.984      $ 8.482        17,728
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.868       181,982
                              2006       $11.868      $12.976        31,737
                              2007       $12.976      $14.932       554,128
                              2008       $14.932      $ 8.395       480,176
                              2009       $ 8.395      $11.158       436,258
                              2010       $11.158      $12.800       357,025
                              2011       $12.800      $12.209       243,606

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.069       157,162
                              2006       $11.069      $12.256         7,523
                              2007       $12.256      $13.449       210,551
                              2008       $13.449      $ 7.666       220,340
                              2009       $ 7.666      $ 9.553       192,212
                              2010       $ 9.553      $10.736       151,826
                              2011       $10.736      $10.677       115,532
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.456        49,716
                              2006       $10.456      $11.389         4,550
                              2007       $11.389      $11.457       108,995
                              2008       $11.457      $ 8.414        88,914
                              2009       $ 8.414      $11.844        78,023
                              2010       $11.844      $13.209        53,275
                              2011       $13.209      $13.441        32,468
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.087       101,824
                              2006       $12.087      $13.330        17,989
                              2007       $13.330      $15.082       182,002
                              2008       $15.082      $ 8.936       138,551
                              2009       $ 8.936      $12.252       116,400
                              2010       $12.252      $15.456        91,409
                              2011       $15.456      $13.518        61,750
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.193             0
                              2007       $10.193      $10.495        63,256
                              2008       $10.495      $10.581       496,790
                              2009       $10.581      $10.431       391,555
                              2010       $10.431      $10.241       219,506
                              2011       $10.241      $10.049       176,723
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.132        11,194
                              2006       $11.132      $11.491         2,677
                              2007       $11.491      $12.887        65,673
                              2008       $12.887      $ 8.178        66,657
                              2009       $ 8.178      $10.669        56,490
                              2010       $10.669      $12.163        43,863
                              2011       $12.163      $11.360        20,846
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.674        77,284
                              2005       $10.674      $10.820       119,391
                              2006       $10.820      $11.610        11,299
                              2007       $11.610      $11.698        77,201
                              2008       $11.698      $ 8.794        54,263
                              2009       $ 8.794      $12.312        64,787
                              2010       $12.312      $13.681        47,920
                              2011       $13.681      $14.035        41,183

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217        41,597
                              2005       $11.217      $11.183       323,126
                              2006       $11.183      $12.973        29,042
                              2007       $12.973      $13.205       909,655
                              2008       $13.205      $ 9.113       480,585
                              2009       $ 9.113      $12.123       418,019
                              2010       $12.123      $13.402       354,304
                              2011       $13.402      $13.463       262,602
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.358        23,826
                              2006       $11.358      $13.714         5,198
                              2007       $13.714      $15.047        78,114
                              2008       $15.047      $10.562        64,531
                              2009       $10.562      $12.778        64,382
                              2010       $12.778      $14.036        49,632
                              2011       $14.036      $13.364        48,047
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.929        30,375
                              2005       $10.929      $11.855       224,792
                              2006       $11.855      $13.770        17,714
                              2007       $13.770      $13.978       408,166
                              2008       $13.978      $ 8.625       291,560
                              2009       $ 8.625      $10.666       268,143
                              2010       $10.666      $11.636       229,473
                              2011       $11.636      $11.297       162,782
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.496        77,295
                              2005       $11.496      $12.426       447,788
                              2006       $12.426      $14.807        45,656
                              2007       $14.807      $16.771       467,312
                              2008       $16.771      $ 9.810       332,023
                              2009       $ 9.810      $13.189       288,157
                              2010       $13.189      $14.028       234,570
                              2011       $14.028      $12.300       208,290
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.503        68,083
                              2006       $10.503      $12.637         3,240
                              2007       $12.637      $12.429       132,994
                              2008       $12.429      $ 8.083       102,730
                              2009       $ 8.083      $ 9.382        97,718
                              2010       $ 9.382      $10.236        86,107
                              2011       $10.236      $ 9.335        76,414

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.355        55,501
                              2006       $11.355      $12.941        10,586
                              2007       $12.941      $13.032        71,239
                              2008       $13.032      $ 8.092        51,861
                              2009       $ 8.092      $10.570        49,351
                              2010       $10.570      $12.964        26,046
                              2011       $12.964      $11.908        19,726
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.321       188,527
                              2006       $11.321      $12.471        16,723
                              2007       $12.471      $10.189       289,176
                              2008       $10.189      $ 6.613       225,676
                              2009       $ 6.613      $ 8.284       191,190
                              2010       $ 8.284      $10.575       140,084
                              2011       $10.575      $10.446       108,863
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.249       151,020
                              2006       $11.249      $12.460         5,914
                              2007       $12.460      $11.936       218,344
                              2008       $11.936      $ 7.432       178,799
                              2009       $ 7.432      $ 8.833       160,170
                              2010       $ 8.833      $ 9.779       130,365
                              2011       $ 9.779      $ 9.983        99,247
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.870        25,938
                              2004       $12.870      $13.995        98,681
                              2005       $13.995      $14.476       103,508
                              2006       $14.476      $16.042        27,431
                              2007       $16.042      $15.952        64,699
                              2008       $15.952      $ 7.527        52,495
                              2009       $ 7.527      $10.910        45,739
                              2010       $10.910      $11.447        37,699
                              2011       $11.447      $10.850        28,451
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.218        17,314
                              2004       $12.218      $12.746        18,208
                              2005       $12.746      $13.579        12,438
                              2006       $13.579      $14.130        17,405
                              2007       $14.130      $15.488         6,910
                              2008       $15.488      $ 8.718         6,230
                              2009       $ 8.718      $10.325         5,181
                              2010       $10.325      $11.670         4,559
                              2011       $11.670      $10.521         4,500

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.760         1,713
                              2007       $10.760      $11.387        24,978
                              2008       $11.387      $ 7.784        16,894
                              2009       $ 7.784      $ 9.774        11,814
                              2010       $ 9.774      $10.477         6,411
                              2011       $10.477      $10.249         5,969
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.210        74,665
                              2004       $12.210      $12.963       209,938
                              2005       $12.963      $13.400       226,368
                              2006       $13.400      $14.571        49,499
                              2007       $14.571      $14.852       150,097
                              2008       $14.852      $ 9.258       118,053
                              2009       $ 9.258      $11.258        96,851
                              2010       $11.258      $12.172        69,549
                              2011       $12.172      $11.935        58,906
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.918        52,373
                              2004       $12.918      $14.531        79,037
                              2005       $14.531      $15.137       120,353
                              2006       $15.137      $18.060        10,326
                              2007       $18.060      $18.916        85,280
                              2008       $18.916      $10.933        55,823
                              2009       $10.933      $12.455        47,100
                              2010       $12.455      $13.672        34,544
                              2011       $13.672      $14.726             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.285        63,152
                              2004       $11.285      $12.131       154,309
                              2005       $12.131      $12.131       147,765
                              2006       $12.131      $12.975        48,992
                              2007       $12.975      $13.225        88,491
                              2008       $13.225      $ 9.965        61,301
                              2009       $ 9.965      $14.105        45,626
                              2010       $14.105      $15.216        43,595
                              2011       $15.216      $15.176        34,126
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.618        39,217
                              2004       $11.618      $12.621       201,587
                              2005       $12.621      $13.214       212,851
                              2006       $13.214      $14.774         5,437
                              2007       $14.774      $14.909       128,718
                              2008       $14.909      $10.759        48,848
                              2009       $10.759      $13.184        38,342
                              2010       $13.184      $14.505        26,466
                              2011       $14.505      $15.414             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.998         37,626
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.782         34,016
                              2005       $10.782      $11.348        112,654
                              2006       $11.348      $12.356         21,519
                              2007       $12.356      $13.247         78,877
                              2008       $13.247      $ 9.269         50,759
                              2009       $ 9.269      $11.809         44,786
                              2010       $11.809      $13.182         23,893
                              2011       $13.182      $12.092         20,335
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.065        220,396
                              2004       $12.065      $13.055        308,763
                              2005       $13.055      $13.377        451,129
                              2006       $13.377      $15.121         97,380
                              2007       $15.121      $15.576        435,427
                              2008       $15.576      $ 9.586        383,790
                              2009       $ 9.586      $11.856        324,777
                              2010       $11.856      $13.329        271,852
                              2011       $13.329      $13.278        212,804
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.805         92,229
                              2004       $11.805      $12.367        112,222
                              2005       $12.367      $13.061        145,537
                              2006       $13.061      $13.151         25,708
                              2007       $13.151      $15.048        110,913
                              2008       $15.048      $ 7.512         80,712
                              2009       $ 7.512      $12.209         68,484
                              2010       $12.209      $14.322         56,954
                              2011       $14.322      $13.154         39,424
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.475        389,485
                              2004       $12.475      $14.372        702,138
                              2005       $14.372      $14.680      1,159,340
                              2006       $14.680      $16.715        319,305
                              2007       $16.715      $16.015      1,068,334
                              2008       $16.015      $10.087        734,544
                              2009       $10.087      $12.708        633,378
                              2010       $12.708      $14.425        477,628
                              2011       $14.425      $13.854        348,745

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.575        44,344
                              2004       $11.575      $12.664        72,671
                              2005       $12.664      $13.342       211,350
                              2006       $13.342      $14.737        64,636
                              2007       $14.737      $14.943       485,911
                              2008       $14.943      $11.335       164,910
                              2009       $11.335      $13.622       113,717
                              2010       $13.622      $14.973        93,853
                              2011       $14.973      $14.499        88,768
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.908        32,441
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.373       181,835
                              2004       $12.373      $13.853       347,249
                              2005       $13.853      $14.913       489,415
                              2006       $14.913      $16.969       101,736
                              2007       $16.969      $17.067       417,675
                              2008       $17.067      $11.351       313,824
                              2009       $11.351      $13.821       283,366
                              2010       $13.821      $15.213       227,472
                              2011       $15.213      $14.588       174,312
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.717         1,199
                              2007       $10.717      $12.012        65,224
                              2008       $12.012      $ 6.067        83,498
                              2009       $ 6.067      $ 8.127        83,884
                              2010       $ 8.127      $ 8.762        68,072
                              2011       $ 8.762      $ 9.533             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.811        16,575
                              2004       $12.811      $14.441        28,954
                              2005       $14.441      $15.744        25,463
                              2006       $15.744      $16.207        25,771
                              2007       $16.207      $18.698        15,411
                              2008       $18.698      $ 9.752        10,326
                              2009       $ 9.752      $14.962         8,592
                              2010       $14.962      $18.683         8,468
                              2011       $18.683      $16.615         7,415
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.354       153,042
                              2004       $13.354      $15.005       231,069
                              2005       $15.005      $16.511       346,792
                              2006       $16.511      $19.540        67,204
                              2007       $19.540      $20.653       322,128
                              2008       $20.653      $11.869       265,638
                              2009       $11.869      $16.205       208,738
                              2010       $16.205      $19.426       165,212
                              2011       $19.426      $19.217       131,324

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.458        23,311
                              2004       $11.458      $13.522        34,395
                              2005       $13.522      $15.171        49,486
                              2006       $15.171      $17.867         3,618
                              2007       $17.867      $21.040        36,800
                              2008       $21.040      $13.738        33,416
                              2009       $13.738      $16.016        28,911
                              2010       $16.016      $16.774        15,413
                              2011       $16.774      $19.061        12,754
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.184        22,368
                              2004       $12.184      $13.445        38,388
                              2005       $13.445      $16.190        31,901
                              2006       $16.190      $17.098        23,587
                              2007       $17.098      $20.025        18,238
                              2008       $20.025      $10.019        12,209
                              2009       $10.019      $16.618        10,012
                              2010       $16.618      $20.500         7,085
                              2011       $20.500      $18.586         5,719
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.639        27,534
                              2004       $12.639      $13.948        34,535
                              2005       $13.948      $14.829        32,446
                              2006       $14.829      $18.896        10,544
                              2007       $18.896      $21.381        20,770
                              2008       $21.381      $11.989        13,267
                              2009       $11.989      $14.987        12,359
                              2010       $14.987      $15.727         9,901
                              2011       $15.727      $13.910         7,715
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.551        20,577
                              2004       $12.551      $13.827        37,740
                              2005       $13.827      $14.440        35,366
                              2006       $14.440      $16.768         3,995
                              2007       $16.768      $19.194        19,921
                              2008       $19.194      $10.553        16,432
                              2009       $10.553      $10.071             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.269        140,315
                              2004       $10.269      $10.586        435,782
                              2005       $10.586      $10.706        907,190
                              2006       $10.706      $11.065         67,695
                              2007       $11.065      $11.477      1,054,166
                              2008       $11.477      $10.234        681,533
                              2009       $10.234      $12.279        609,274
                              2010       $12.279      $13.133        499,323
                              2011       $13.133      $13.492        391,311
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.977        242,445
                              2004       $ 9.977      $ 9.903        439,450
                              2005       $ 9.903      $ 9.864        536,500
                              2006       $ 9.864      $10.067         74,623
                              2007       $10.067      $10.153        334,301
                              2008       $10.153      $ 8.445        230,719
                              2009       $ 8.445      $ 8.746        236,989
                              2010       $ 8.746      $ 8.771        190,247
                              2011       $ 8.771      $ 8.817        163,208
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.896        138,685
                              2004       $ 9.896      $ 9.768        415,730
                              2005       $ 9.768      $ 9.827        600,565
                              2006       $ 9.827      $10.062         62,866
                              2007       $10.062      $10.331        458,128
                              2008       $10.331      $10.358        506,815
                              2009       $10.358      $10.164        356,361
                              2010       $10.164      $ 9.973        271,025
                              2011       $ 9.973      $ 9.786        332,323
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.836        117,818
                              2004       $11.836      $12.874        260,882
                              2005       $12.874      $14.892        270,898
                              2006       $14.892      $15.184         25,322
                              2007       $15.184      $17.761        180,354
                              2008       $17.761      $ 9.105        150,037
                              2009       $ 9.105      $15.261        124,707
                              2010       $15.261      $19.080         96,404
                              2011       $19.080      $17.416         78,413
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.985         33,128
                              2004       $11.985      $12.948         52,030
                              2005       $12.948      $13.728         61,660
                              2006       $13.728      $15.456         10,102
                              2007       $15.456      $16.432         82,961
                              2008       $16.432      $12.220         49,804
                              2009       $12.220      $14.319         79,212
                              2010       $14.319      $14.962         75,735
                              2011       $14.962      $13.486         64,825

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.478             0
                              2007       $ 9.478      $11.450        25,216
                              2008       $11.450      $ 6.307        34,564
                              2009       $ 6.307      $ 8.763        41,662
                              2010       $ 8.763      $10.682        34,179
                              2011       $10.682      $ 9.690        21,951
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.688             0
                              2007       $10.688      $11.086         5,381
                              2008       $11.086      $ 9.281         9,916
                              2009       $ 9.281      $11.880        10,522
                              2010       $11.880      $13.060        13,662
                              2011       $13.060      $13.611         8,405
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.104             0
                              2007       $10.104      $10.961       337,431
                              2008       $10.961      $ 9.986       209,514
                              2009       $ 9.986      $11.588       150,324
                              2010       $11.588      $12.279        95,860
                              2011       $12.279      $13.441        66,558
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.286           833
                              2007       $10.286      $10.965       493,443
                              2008       $10.965      $11.265       362,106
                              2009       $11.265      $12.594       344,845
                              2010       $12.594      $13.346       295,689
                              2011       $13.346      $13.554       185,165
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.960       142,599
                              2010       $ 7.960      $ 8.795       114,988
                              2011       $ 8.795      $ 8.795        85,649
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.296        33,345
                              2004       $11.296      $11.992       447,425
                              2005       $11.992      $12.236       712,672
                              2006       $12.236      $13.437         5,602
                              2007       $13.437      $13.307        91,787
                              2008       $13.307      $ 7.739        46,549
                              2009       $ 7.739      $ 9.539        40,491
                              2010       $ 9.539      $10.372        38,215
                              2011       $10.372      $10.458        29,958

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.268        19,748
                              2004       $12.268      $13.374        40,186
                              2005       $13.374      $13.808        44,373
                              2006       $13.808      $15.703         1,256
                              2007       $15.703      $14.474        27,085
                              2008       $14.474      $ 8.705        13,430
                              2009       $ 8.705      $11.087        11,242
                              2010       $11.087      $12.441         7,839
                              2011       $12.441      $11.640         6,494
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.637        65,382
                              2004       $12.637      $14.406       115,035
                              2005       $14.406      $15.859       170,545
                              2006       $15.859      $19.873        21,382
                              2007       $19.873      $21.126       184,580
                              2008       $21.126      $11.617       125,470
                              2009       $11.617      $14.205        96,892
                              2010       $14.205      $15.334        75,588
                              2011       $15.334      $12.497        52,125
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.134         9,616
                              2004       $12.134      $13.410         8,572
                              2005       $13.410      $14.316         7,950
                              2006       $14.316      $16.003         3,447
                              2007       $16.003      $14.888           180
                              2008       $14.888      $ 8.830           164
                              2009       $ 8.830      $11.333           145
                              2010       $11.333      $12.667             0
                              2011       $12.667      $12.433             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.903        97,341
                              2006       $10.903      $12.411         6,105
                              2007       $12.411      $11.580       243,127
                              2008       $11.580      $ 6.276       177,191
                              2009       $ 6.276      $ 5.907             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.704        29,283
                              2004       $11.704      $12.061        95,152
                              2005       $12.061      $12.507       127,010
                              2006       $12.507      $12.938        16,033
                              2007       $12.938      $13.393       122,742
                              2008       $13.393      $ 8.274        69,258
                              2009       $ 8.274      $13.304        51,466
                              2010       $13.304      $15.768        38,876
                              2011       $15.768      $12.709        29,357

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.273        11,469
                              2004       $11.273      $12.175        56,625
                              2005       $12.175      $13.395        60,690
                              2006       $13.395      $14.562         5,592
                              2007       $14.562      $15.199        49,319
                              2008       $15.199      $12.678        29,056
                              2009       $12.678      $16.184        25,791
                              2010       $16.184      $17.425        22,346
                              2011       $17.425      $18.274        12,011
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.851        24,355
                              2004       $14.851      $17.922        47,545
                              2005       $17.922      $23.522        73,319
                              2006       $23.522      $31.656        21,151
                              2007       $31.656      $43.620        76,469
                              2008       $43.620      $18.511        57,233
                              2009       $18.511      $30.897        50,423
                              2010       $30.897      $36.057        45,150
                              2011       $36.057      $28.925        31,041
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.201        63,170
                              2004       $12.201      $13.499       175,312
                              2005       $13.499      $14.830       384,803
                              2006       $14.830      $17.681        48,552
                              2007       $17.681      $19.041       449,336
                              2008       $19.041      $13.275       312,974
                              2009       $13.275      $16.874       255,229
                              2010       $16.874      $18.881       191,390
                              2011       $18.881      $20.201       136,769
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.667        48,746
                              2004       $11.667      $12.297        74,213
                              2005       $12.297      $13.933        68,523
                              2006       $13.933      $14.191        18,146
                              2007       $14.191      $16.938        44,609
                              2008       $16.938      $ 8.417        39,332
                              2009       $ 8.417      $13.638        37,241
                              2010       $13.638      $16.405        31,107
                              2011       $16.405      $15.606        13,393

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.063        87,602
                              2004       $13.063      $15.568       130,494
                              2005       $15.568      $17.917       179,229
                              2006       $17.917      $19.185        55,348
                              2007       $19.185      $23.077       134,283
                              2008       $23.077      $12.041       104,828
                              2009       $12.041      $18.590        88,186
                              2010       $18.590      $24.125        64,241
                              2011       $24.125      $21.971        47,755
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.566        86,930
                              2004       $13.566      $15.831       100,509
                              2005       $15.831      $17.534        96,086
                              2006       $17.534      $19.240        23,828
                              2007       $19.240      $19.433        54,417
                              2008       $19.433      $11.356        45,892
                              2009       $11.356      $16.338        39,724
                              2010       $16.338      $20.287        34,298
                              2011       $20.287      $18.170        28,517
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.733        49,176
                              2004       $12.733      $16.999       147,102
                              2005       $16.999      $19.472       178,831
                              2006       $19.472      $26.303        16,352
                              2007       $26.303      $21.346       142,482
                              2008       $21.346      $12.972       105,121
                              2009       $12.972      $16.353        91,139
                              2010       $16.353      $20.781        70,037
                              2011       $20.781      $21.544        55,184



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.259            24
                              2004       $12.259      $13.370         1,074
                              2005       $13.370      $13.714         1,369
                              2006       $13.714      $15.733         1,297
                              2007       $15.733      $16.176         1,206
                              2008       $16.176      $ 9.407         1,181
                              2009       $ 9.407      $11.101           518
                              2010       $11.101      $12.279           480
                              2011       $12.279      $12.772           336
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.424           436
                              2004       $12.424      $13.954           434
                              2005       $13.954      $15.276         6,325
                              2006       $15.276      $14.794         6,555
                              2007       $14.794      $16.343         7,413
                              2008       $16.343      $ 9.199         2,050
                              2009       $ 9.199      $11.985         1,846
                              2010       $11.985      $13.492         1,833
                              2011       $13.492      $13.359           897
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.849         6,507
                              2006       $11.849      $15.701        22,410
                              2007       $15.701      $16.254        24,370
                              2008       $16.254      $ 7.446        22,716
                              2009       $ 7.446      $ 9.810        19,051
                              2010       $ 9.810      $10.034        16,409
                              2011       $10.034      $ 7.927        17,052

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.460         2,989
                              2004       $11.460      $12.176         2,973
                              2005       $12.176      $13.713         2,956
                              2006       $13.713      $13.361         2,940
                              2007       $13.361      $14.884         2,924
                              2008       $14.884      $ 8.783         2,906
                              2009       $ 8.783      $11.809         2,880
                              2010       $11.809      $12.718         2,857
                              2011       $12.718      $12.064         2,837
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.582             0
                              2004       $13.582      $15.859           532
                              2005       $15.859      $16.583         4,840
                              2006       $16.583      $18.572         8,414
                              2007       $18.572      $18.488         6,510
                              2008       $18.488      $11.648         1,911
                              2009       $11.648      $16.294         1,265
                              2010       $16.294      $20.227         1,055
                              2011       $20.227      $18.125           962
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.930         1,319
                              2006       $10.930      $13.237         2,046
                              2007       $13.237      $15.839         2,138
                              2008       $15.839      $ 9.823         2,215
                              2009       $ 9.823      $10.591             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.709         1,262
                              2006       $10.709      $12.711         6,537
                              2007       $12.711      $11.944         6,544
                              2008       $11.944      $ 6.908         6,755
                              2009       $ 6.908      $ 8.199         5,302
                              2010       $ 8.199      $ 8.958         4,749
                              2011       $ 8.958      $ 8.453           568
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.864         2,655
                              2006       $11.864      $12.965        21,857
                              2007       $12.965      $14.912        19,172
                              2008       $14.912      $ 8.380        18,125
                              2009       $ 8.380      $11.131        17,474
                              2010       $11.131      $12.763        14,987
                              2011       $12.763      $12.168        11,659

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.065         2,142
                              2006       $11.065      $12.246         9,355
                              2007       $12.246      $13.431         9,832
                              2008       $13.431      $ 7.652        10,098
                              2009       $ 7.652      $ 9.531         9,053
                              2010       $ 9.531      $10.705         5,315
                              2011       $10.705      $10.641         4,683
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.452         2,488
                              2006       $10.452      $11.380         4,152
                              2007       $11.380      $11.441         4,145
                              2008       $11.441      $ 8.399         3,933
                              2009       $ 8.399      $11.815         2,256
                              2010       $11.815      $13.171         1,904
                              2011       $13.171      $13.396           927
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.083         1,119
                              2006       $12.083      $13.318         4,739
                              2007       $13.318      $15.062         4,715
                              2008       $15.062      $ 8.919         4,612
                              2009       $ 8.919      $12.223         4,351
                              2010       $12.223      $15.411         2,254
                              2011       $15.411      $13.473           912
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.189         1,541
                              2007       $10.189      $10.486         1,763
                              2008       $10.486      $10.567        22,258
                              2009       $10.567      $10.411        23,957
                              2010       $10.411      $10.217        19,411
                              2011       $10.217      $10.020        16,563
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.129             0
                              2006       $11.129      $11.481         5,635
                              2007       $11.481      $12.869         6,539
                              2008       $12.869      $ 8.163         5,995
                              2009       $ 8.163      $10.644         5,383
                              2010       $10.644      $12.128         4,090
                              2011       $12.128      $11.322         3,694
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.670         2,014
                              2005       $10.670      $10.810         4,141
                              2006       $10.810      $11.594         4,110
                              2007       $11.594      $11.677         4,146
                              2008       $11.677      $ 8.773         2,638
                              2009       $ 8.773      $12.276           580
                              2010       $12.276      $13.634           569
                              2011       $13.634      $13.980           552

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214             0
                              2005       $11.214      $11.173         2,972
                              2006       $11.173      $12.956        37,377
                              2007       $12.956      $13.180        32,717
                              2008       $13.180      $ 9.091        15,765
                              2009       $ 9.091      $12.088        15,063
                              2010       $12.088      $13.356        11,345
                              2011       $13.356      $13.410         5,014
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.355           153
                              2006       $11.355      $13.702         7,438
                              2007       $13.702      $15.027         7,404
                              2008       $15.027      $10.542         7,368
                              2009       $10.542      $12.748         7,139
                              2010       $12.748      $13.996         7,252
                              2011       $13.996      $13.319         7,206
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.926         1,489
                              2005       $10.926      $11.845         8,721
                              2006       $11.845      $13.751        14,602
                              2007       $13.751      $13.952        14,443
                              2008       $13.952      $ 8.604        12,100
                              2009       $ 8.604      $10.635         9,004
                              2010       $10.635      $11.596         7,828
                              2011       $11.596      $11.253         5,573
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.492             0
                              2005       $11.492      $12.416         7,845
                              2006       $12.416      $14.787        16,092
                              2007       $14.787      $16.739        15,067
                              2008       $16.739      $ 9.786        12,775
                              2009       $ 9.786      $13.151        10,774
                              2010       $13.151      $13.980         9,907
                              2011       $13.980      $12.252         5,968
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.499         1,726
                              2006       $10.499      $12.626         3,240
                              2007       $12.626      $12.412         3,227
                              2008       $12.412      $ 8.067         2,165
                              2009       $ 8.067      $ 9.360           748
                              2010       $ 9.360      $10.206           552
                              2011       $10.206      $ 9.303           566

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.351         1,923
                              2006       $11.351      $12.930         2,344
                              2007       $12.930      $13.015         2,333
                              2008       $13.015      $ 8.076         1,273
                              2009       $ 8.076      $10.545         1,265
                              2010       $10.545      $12.926           836
                              2011       $12.926      $11.868           832
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.317         4,494
                              2006       $11.317      $12.460        12,625
                              2007       $12.460      $10.175        12,959
                              2008       $10.175      $ 6.601        11,837
                              2009       $ 6.601      $ 8.264        10,406
                              2010       $ 8.264      $10.545         9,997
                              2011       $10.545      $10.410         8,557
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.245         5,336
                              2006       $11.245      $12.450        12,802
                              2007       $12.450      $11.920        14,516
                              2008       $11.920      $ 7.418         9,143
                              2009       $ 7.418      $ 8.812         7,857
                              2010       $ 8.812      $ 9.751         6,186
                              2011       $ 9.751      $ 9.949         3,984
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.865           696
                              2004       $12.865      $13.983         2,007
                              2005       $13.983      $14.457         5,556
                              2006       $14.457      $16.012         5,263
                              2007       $16.012      $15.914         5,058
                              2008       $15.914      $ 7.505         4,872
                              2009       $ 7.505      $10.873         2,600
                              2010       $10.873      $11.402         2,235
                              2011       $11.402      $10.802         1,828
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.214             0
                              2004       $12.214      $12.735           402
                              2005       $12.735      $13.560           400
                              2006       $13.560      $14.103           398
                              2007       $14.103      $15.451           395
                              2008       $15.451      $ 8.692           220
                              2009       $ 8.692      $10.290           165
                              2010       $10.290      $11.625           163
                              2011       $11.625      $10.474           122

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2003       $10.000      $11.733          221
                              2004       $11.733      $12.137        1,018
                              2005       $12.137      $12.541        2,032
                              2006       $10.000      $10.756        2,375
                              2007       $10.756      $11.378        2,337
                              2008       $11.378      $ 7.774        2,328
                              2009       $ 7.774      $ 9.756        1,297
                              2010       $ 9.756      $10.452          593
                              2011       $10.452      $10.219          600
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.206          452
                              2004       $12.206      $12.952        1,711
                              2005       $12.952      $13.382        2,659
                              2006       $13.382      $14.544        2,844
                              2007       $14.544      $14.816        2,817
                              2008       $14.816      $ 9.232        2,245
                              2009       $ 9.232      $11.219        1,470
                              2010       $11.219      $12.124          968
                              2011       $12.124      $11.882          853
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.914        2,593
                              2004       $12.914      $14.519        3,554
                              2005       $14.519      $15.116        4,687
                              2006       $15.116      $18.027        4,829
                              2007       $18.027      $18.871        4,791
                              2008       $18.871      $10.901        4,321
                              2009       $10.901      $12.412        3,580
                              2010       $12.412      $13.618        3,093
                              2011       $13.618      $14.666            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.281          271
                              2004       $11.281      $12.121        1,121
                              2005       $12.121      $12.115        1,701
                              2006       $12.115      $12.951        1,640
                              2007       $12.951      $13.194        1,435
                              2008       $13.194      $ 9.936        1,090
                              2009       $ 9.936      $14.057        1,231
                              2010       $14.057      $15.157        1,076
                              2011       $15.157      $15.109          693
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.614          754
                              2004       $11.614      $12.610        8,137
                              2005       $12.610      $13.196        6,757
                              2006       $13.196      $14.747        6,011
                              2007       $14.747      $14.873        4,502
                              2008       $14.873      $10.728          730
                              2009       $10.728      $13.139          723
                              2010       $13.139      $14.448            0
                              2011       $14.448      $15.352            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.974         6,399
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.778             0
                              2005       $10.778      $11.338           817
                              2006       $11.338      $12.340           817
                              2007       $12.340      $13.222           817
                              2008       $13.222      $ 9.247           817
                              2009       $ 9.247      $11.775           817
                              2010       $11.775      $13.137           556
                              2011       $13.137      $12.045           189
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.060         1,136
                              2004       $12.060      $13.044         2,288
                              2005       $13.044      $13.359         8,224
                              2006       $13.359      $15.093        19,877
                              2007       $15.093      $15.539        21,181
                              2008       $15.539      $ 9.559        17,121
                              2009       $ 9.559      $11.816        14,236
                              2010       $11.816      $13.277        12,238
                              2011       $13.277      $13.220        11,417
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.801             0
                              2004       $11.801      $12.357           638
                              2005       $12.357      $13.043         4,849
                              2006       $13.043      $13.127         5,273
                              2007       $13.127      $15.013         4,988
                              2008       $15.013      $ 7.491         3,454
                              2009       $ 7.491      $12.167         3,169
                              2010       $12.167      $14.266         2,355
                              2011       $14.266      $13.096           409
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.470         4,729
                              2004       $12.470      $14.360         7,720
                              2005       $14.360      $14.661        31,091
                              2006       $14.661      $16.684        43,911
                              2007       $16.684      $15.977        42,999
                              2008       $15.977      $10.058        33,381
                              2009       $10.058      $12.665        28,166
                              2010       $12.665      $14.368        21,337
                              2011       $14.368      $13.793        13,345

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.571             0
                              2004       $11.571      $12.653             0
                              2005       $12.653      $13.324        11,102
                              2006       $13.324      $14.710        30,723
                              2007       $14.710      $14.907        26,834
                              2008       $14.907      $11.303        14,104
                              2009       $11.303      $13.576        12,903
                              2010       $13.576      $14.914         9,788
                              2011       $14.914      $14.435         4,658
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.855         2,962
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.368            19
                              2004       $12.368      $13.841         1,802
                              2005       $13.841      $14.893         8,839
                              2006       $14.893      $16.937        12,268
                              2007       $16.937      $17.026        12,024
                              2008       $17.026      $11.318         7,694
                              2009       $11.318      $13.774         5,371
                              2010       $13.774      $15.154         4,831
                              2011       $15.154      $14.524         3,769
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.713         7,648
                              2007       $10.713      $12.002         9,040
                              2008       $12.002      $ 6.058        10,237
                              2009       $ 6.058      $ 8.112         9,141
                              2010       $ 8.112      $ 8.741         7,002
                              2011       $ 8.741      $ 9.509             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.807             0
                              2004       $12.807      $14.429           383
                              2005       $14.429      $15.722           381
                              2006       $15.722      $16.177           379
                              2007       $16.177      $18.653           300
                              2008       $18.653      $ 9.724           243
                              2009       $ 9.724      $14.911           192
                              2010       $14.911      $18.610           190
                              2011       $18.610      $16.542            65

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.350          211
                              2004       $13.350      $14.992          594
                              2005       $14.992      $16.488        5,804
                              2006       $16.488      $19.504        9,088
                              2007       $19.504      $20.604        9,423
                              2008       $20.604      $11.835        8,638
                              2009       $11.835      $16.150        5,659
                              2010       $16.150      $19.350        4,141
                              2011       $19.350      $19.132        3,119
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.454          227
                              2004       $11.454      $13.511          226
                              2005       $13.511      $15.151          225
                              2006       $15.151      $17.833            0
                              2007       $17.833      $20.990            0
                              2008       $20.990      $13.698            0
                              2009       $13.698      $15.962            0
                              2010       $15.962      $16.708            0
                              2011       $16.708      $18.977            0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.180            0
                              2004       $12.180      $13.434            0
                              2005       $13.434      $16.168        1,696
                              2006       $16.168      $17.067        1,696
                              2007       $17.067      $19.978        1,696
                              2008       $19.978      $ 9.990        1,696
                              2009       $ 9.990      $16.562        1,696
                              2010       $16.562      $20.420          780
                              2011       $20.420      $18.504            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.635            0
                              2004       $12.635      $13.936          386
                              2005       $13.936      $14.808          384
                              2006       $14.808      $18.861          382
                              2007       $18.861      $21.330          302
                              2008       $21.330      $11.955          245
                              2009       $11.955      $14.936          193
                              2010       $14.936      $15.666          191
                              2011       $15.666      $13.849           65
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.547            0
                              2004       $12.547      $13.815            0
                              2005       $13.815      $14.421            0
                              2006       $14.421      $16.737            0
                              2007       $16.737      $19.148            0
                              2008       $19.148      $10.522            0
                              2009       $10.522      $10.040            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.265           765
                              2004       $10.265      $10.577         8,308
                              2005       $10.577      $10.691        35,031
                              2006       $10.691      $11.044        42,858
                              2007       $11.044      $11.450        42,350
                              2008       $11.450      $10.204        22,941
                              2009       $10.204      $12.237        11,988
                              2010       $12.237      $13.081         9,627
                              2011       $13.081      $13.433         8,754
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.974         2,572
                              2004       $ 9.974      $ 9.895         3,215
                              2005       $ 9.895      $ 9.850        10,667
                              2006       $ 9.850      $10.049        11,015
                              2007       $10.049      $10.128        11,074
                              2008       $10.128      $ 8.420         7,739
                              2009       $ 8.420      $ 8.716         6,489
                              2010       $ 8.716      $ 8.737         4,630
                              2011       $ 8.737      $ 8.778         3,771
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.892            89
                              2004       $ 9.892      $ 9.760        15,209
                              2005       $ 9.760      $ 9.814        14,945
                              2006       $ 9.814      $10.043        18,079
                              2007       $10.043      $10.307        18,287
                              2008       $10.307      $10.329        40,239
                              2009       $10.329      $10.130         9,194
                              2010       $10.130      $ 9.934         8,465
                              2011       $ 9.934      $ 9.743         6,744
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.832             0
                              2004       $11.832      $12.863         1,638
                              2005       $12.863      $14.872         2,208
                              2006       $14.872      $15.155         6,144
                              2007       $15.155      $17.718         5,810
                              2008       $17.718      $ 9.078         6,027
                              2009       $ 9.078      $15.210         4,486
                              2010       $15.210      $19.006         4,367
                              2011       $19.006      $17.339         4,246
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.981             0
                              2004       $11.981      $12.937         1,440
                              2005       $12.937      $13.710         7,711
                              2006       $13.710      $15.428         7,648
                              2007       $15.428      $16.393         7,587
                              2008       $16.393      $12.185         2,286
                              2009       $12.185      $14.271           784
                              2010       $14.271      $14.904           276
                              2011       $14.904      $13.427           245

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.475         3,150
                              2007       $ 9.475      $11.440         3,104
                              2008       $11.440      $ 6.298         3,027
                              2009       $ 6.298      $ 8.746         2,819
                              2010       $ 8.746      $10.656         2,880
                              2011       $10.656      $ 9.662         2,829
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.685           413
                              2007       $10.685      $11.077           410
                              2008       $11.077      $ 9.269             0
                              2009       $ 9.269      $11.857             0
                              2010       $11.857      $13.029             0
                              2011       $13.029      $13.571             0
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.101           408
                              2007       $10.101      $10.951         7,192
                              2008       $10.951      $ 9.973           567
                              2009       $ 9.973      $11.567         1,559
                              2010       $11.567      $12.250         1,416
                              2011       $12.250      $13.403           736
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.283        10,809
                              2007       $10.283      $10.955        18,937
                              2008       $10.955      $11.249         9,478
                              2009       $11.249      $12.571         9,713
                              2010       $12.571      $13.315         8,389
                              2011       $13.315      $13.515         5,846
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.941         9,076
                              2010       $ 7.941      $ 8.769         6,522
                              2011       $ 8.769      $ 8.765         5,090
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.292             0
                              2004       $11.292      $11.982        30,877
                              2005       $11.982      $12.220        27,092
                              2006       $12.220      $13.412         3,702
                              2007       $13.412      $13.276         3,690
                              2008       $13.276      $ 7.717         2,697
                              2009       $ 7.717      $ 9.506         3,813
                              2010       $ 9.506      $10.331         2,707
                              2011       $10.331      $10.412         1,815

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.264             0
                              2004       $12.264      $13.362             0
                              2005       $13.362      $13.789             0
                              2006       $13.789      $15.674             0
                              2007       $15.674      $14.440             0
                              2008       $14.440      $ 8.680             0
                              2009       $ 8.680      $11.049             0
                              2010       $11.049      $12.393             0
                              2011       $12.393      $11.589             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.633         1,443
                              2004       $12.633      $14.394         1,819
                              2005       $14.394      $15.837         6,592
                              2006       $15.837      $19.836         7,835
                              2007       $19.836      $21.076         3,834
                              2008       $21.076      $11.583         3,647
                              2009       $11.583      $14.157         3,309
                              2010       $14.157      $15.274         3,089
                              2011       $15.274      $12.442         2,897
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.130             0
                              2004       $12.130      $13.398             0
                              2005       $13.398      $14.296             0
                              2006       $14.296      $15.973             0
                              2007       $15.973      $14.852             0
                              2008       $14.852      $ 8.804             0
                              2009       $ 8.804      $11.294             0
                              2010       $11.294      $12.617             0
                              2011       $12.617      $12.378             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.900         1,417
                              2006       $10.900      $12.400        14,623
                              2007       $12.400      $11.564        12,415
                              2008       $11.564      $ 6.264        11,914
                              2009       $ 6.264      $ 5.895             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.700             0
                              2004       $11.700      $12.050             0
                              2005       $12.050      $12.490             0
                              2006       $12.490      $12.914         3,289
                              2007       $12.914      $13.361         3,271
                              2008       $13.361      $ 8.250         3,247
                              2009       $ 8.250      $13.259         2,909
                              2010       $13.259      $15.706         2,625
                              2011       $15.706      $12.653             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.269           241
                              2004       $11.269      $12.164         1,235
                              2005       $12.164      $13.377         2,746
                              2006       $13.377      $14.535         2,816
                              2007       $14.535      $15.163         2,816
                              2008       $15.163      $12.642         1,462
                              2009       $12.642      $16.129         1,371
                              2010       $16.129      $17.357         1,330
                              2011       $17.357      $18.193           971
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.846             0
                              2004       $14.846      $17.907           651
                              2005       $17.907      $23.490         2,863
                              2006       $23.490      $31.597         7,145
                              2007       $31.597      $43.517         6,728
                              2008       $43.517      $18.458         4,295
                              2009       $18.458      $30.792         3,978
                              2010       $30.792      $35.916         3,765
                              2011       $35.916      $28.797         3,509
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.197           957
                              2004       $12.197      $13.487         2,477
                              2005       $13.487      $14.810        20,912
                              2006       $14.810      $17.648        24,154
                              2007       $17.648      $18.996        23,809
                              2008       $18.996      $13.236        12,389
                              2009       $13.236      $16.817        10,612
                              2010       $16.817      $18.807         7,930
                              2011       $18.807      $20.112         2,927
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.663             0
                              2004       $11.663      $12.287             0
                              2005       $12.287      $13.914             0
                              2006       $13.914      $14.165             0
                              2007       $14.165      $16.898             0
                              2008       $16.898      $ 8.393             0
                              2009       $ 8.393      $13.591             0
                              2010       $13.591      $16.341             0
                              2011       $16.341      $15.538             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.058         1,032
                              2004       $13.058      $15.555         1,783
                              2005       $15.555      $17.893         3,986
                              2006       $17.893      $19.150        10,941
                              2007       $19.150      $23.022        11,082
                              2008       $23.022      $12.006         9,526
                              2009       $12.006      $18.527         7,711
                              2010       $18.527      $24.031         6,656
                              2011       $24.031      $21.874         6,294
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.561             0
                              2004       $13.561      $15.818             0
                              2005       $15.818      $17.510             0
                              2006       $17.510      $19.204             0
                              2007       $19.204      $19.387             0
                              2008       $19.387      $11.323             0
                              2009       $11.323      $16.283             0
                              2010       $16.283      $20.208             0
                              2011       $20.208      $18.090             0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.729             0
                              2004       $12.729      $16.984         1,809
                              2005       $16.984      $19.446         4,611
                              2006       $19.446      $26.253         9,560
                              2007       $26.253      $21.295         8,082
                              2008       $21.295      $12.934         7,227
                              2009       $12.934      $16.297         6,253
                              2010       $16.297      $20.700         5,535
                              2011       $20.700      $21.449         4,615



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.254        10,132
                              2004       $12.254      $13.358        25,168
                              2005       $13.358      $13.695        37,722
                              2006       $13.695      $15.703        34,123
                              2007       $15.703      $16.137        29,914
                              2008       $16.137      $ 9.379        14,255
                              2009       $ 9.379      $11.063        13,326
                              2010       $11.063      $12.231        12,172
                              2011       $12.231      $12.716         9,149
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.420        10,852
                              2004       $12.420      $13.942        22,251
                              2005       $13.942      $15.255        42,075
                              2006       $15.255      $14.767        38,317
                              2007       $14.767      $16.304        31,765
                              2008       $16.304      $ 9.172        24,971
                              2009       $ 9.172      $11.945        20,158
                              2010       $11.945      $13.439        17,466
                              2011       $13.439      $13.300        15,561
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.845        28,916
                              2006       $11.845      $15.688        58,938
                              2007       $15.688      $16.232        54,493
                              2008       $16.232      $ 7.432        61,451
                              2009       $ 7.432      $ 9.787        48,105
                              2010       $ 9.787      $10.005        45,129
                              2011       $10.005      $ 7.900        45,956

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.457         7,396
                              2004       $11.457      $12.166        11,447
                              2005       $12.166      $13.694        11,644
                              2006       $13.694      $13.336         9,702
                              2007       $13.336      $14.849         3,282
                              2008       $14.849      $ 8.758         2,560
                              2009       $ 8.758      $11.768         2,481
                              2010       $11.768      $12.668         2,256
                              2011       $12.668      $12.010         2,234
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.577        14,173
                              2004       $13.577      $15.845        26,913
                              2005       $15.845      $16.561        38,781
                              2006       $16.561      $18.537        36,836
                              2007       $18.537      $18.444        35,249
                              2008       $18.444      $11.614        25,229
                              2009       $11.614      $16.239        21,301
                              2010       $16.239      $20.148        19,925
                              2011       $20.148      $18.045        19,245
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.926         4,550
                              2006       $10.926      $13.225         6,735
                              2007       $13.225      $15.818         8,306
                              2008       $15.818      $ 9.805         4,371
                              2009       $ 9.805      $10.567             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.706         1,299
                              2006       $10.706      $12.700         2,217
                              2007       $12.700      $11.927         1,546
                              2008       $11.927      $ 6.895         1,664
                              2009       $ 6.895      $ 8.180         1,285
                              2010       $ 8.180      $ 8.932         1,191
                              2011       $ 8.932      $ 8.424         1,136
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.860        65,015
                              2006       $11.860      $12.954        82,745
                              2007       $12.954      $14.891        80,558
                              2008       $14.891      $ 8.364        75,556
                              2009       $ 8.364      $11.105        54,404
                              2010       $11.105      $12.726        50,618
                              2011       $12.726      $12.126        45,864

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.061         8,361
                              2006       $11.061      $12.236        28,892
                              2007       $12.236      $13.413        26,089
                              2008       $13.413      $ 7.638        28,463
                              2009       $ 7.638      $ 9.508        19,944
                              2010       $ 9.508      $10.674        16,986
                              2011       $10.674      $10.605        14,485
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.448        15,149
                              2006       $10.448      $11.370        25,589
                              2007       $11.370      $11.426        24,573
                              2008       $11.426      $ 8.383        19,296
                              2009       $ 8.383      $11.787        11,403
                              2010       $11.787      $13.133         9,275
                              2011       $13.133      $13.350         8,418
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.078        19,923
                              2006       $12.078      $13.307        32,393
                              2007       $13.307      $15.041        32,578
                              2008       $15.041      $ 8.903        30,756
                              2009       $ 8.903      $12.194        15,538
                              2010       $12.194      $15.367        15,869
                              2011       $15.367      $13.427        15,093
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.186         3,243
                              2007       $10.186      $10.477         3,067
                              2008       $10.477      $10.553         3,768
                              2009       $10.553      $10.392         5,789
                              2010       $10.392      $10.192         6,670
                              2011       $10.192      $ 9.991         6,459
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.125             0
                              2006       $11.125      $11.471         5,168
                              2007       $11.471      $12.852         6,087
                              2008       $12.852      $ 8.148         6,167
                              2009       $ 8.148      $10.618         5,598
                              2010       $10.618      $12.093         5,243
                              2011       $12.093      $11.283         5,091
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666        10,842
                              2005       $10.666      $10.801        20,913
                              2006       $10.801      $11.578        14,309
                              2007       $11.578      $11.655        14,283
                              2008       $11.655      $ 8.752         7,368
                              2009       $ 8.752      $12.241         6,338
                              2010       $12.241      $13.588         7,370
                              2011       $13.588      $13.926         5,003

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.210        11,942
                              2005       $11.210      $11.164        83,659
                              2006       $11.164      $12.938       254,491
                              2007       $12.938      $13.155       193,817
                              2008       $13.155      $ 9.070        85,976
                              2009       $ 9.070      $12.054        59,970
                              2010       $12.054      $13.311        54,618
                              2011       $13.311      $13.358        50,541
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.351         3,915
                              2006       $11.351      $13.690        13,228
                              2007       $13.690      $15.006        14,659
                              2008       $15.006      $10.522        11,917
                              2009       $10.522      $12.718        11,079
                              2010       $12.718      $13.955        11,099
                              2011       $13.955      $13.273        10,992
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.922         5,407
                              2005       $10.922      $11.835        34,479
                              2006       $11.835      $13.733        41,032
                              2007       $13.733      $13.926        38,281
                              2008       $13.926      $ 8.584        27,817
                              2009       $ 8.584      $10.604        22,032
                              2010       $10.604      $11.557        20,494
                              2011       $11.557      $11.209        16,487
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.488        15,706
                              2005       $11.488      $12.405        63,901
                              2006       $12.405      $14.766        70,872
                              2007       $14.766      $16.708        63,697
                              2008       $16.708      $ 9.763        52,015
                              2009       $ 9.763      $13.113        37,518
                              2010       $13.113      $13.933        33,177
                              2011       $13.933      $12.204        32,091
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.496         9,367
                              2006       $10.496      $12.616        15,632
                              2007       $12.616      $12.395        16,468
                              2008       $12.395      $ 8.052        15,192
                              2009       $ 8.052      $ 9.338        11,709
                              2010       $ 9.338      $10.177         9,067
                              2011       $10.177      $ 9.271         7,982

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.347        23,508
                              2006       $11.347      $12.919        28,638
                              2007       $12.919      $12.997        27,779
                              2008       $12.997      $ 8.061        21,371
                              2009       $ 8.061      $10.520        18,689
                              2010       $10.520      $12.889        14,420
                              2011       $12.889      $11.827        14,039
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.313        19,800
                              2006       $11.313      $12.449        28,648
                              2007       $12.449      $10.161        30,278
                              2008       $10.161      $ 6.588        23,072
                              2009       $ 6.588      $ 8.244        15,852
                              2010       $ 8.244      $10.514        12,709
                              2011       $10.514      $10.375        11,052
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.242        10,666
                              2006       $11.242      $12.439        23,543
                              2007       $12.439      $11.904        23,535
                              2008       $11.904      $ 7.404        21,291
                              2009       $ 7.404      $ 8.791        17,048
                              2010       $ 8.791      $ 9.723        14,020
                              2011       $ 9.723      $ 9.915        11,029
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.861         5,682
                              2004       $12.861      $13.971        12,994
                              2005       $13.971      $14.437        15,396
                              2006       $14.437      $15.982        13,111
                              2007       $15.982      $15.876        12,123
                              2008       $15.876      $ 7.483         7,845
                              2009       $ 7.483      $10.836         6,834
                              2010       $10.836      $11.358         6,487
                              2011       $11.358      $10.754         2,587
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.209         8,912
                              2004       $12.209      $12.724        10,084
                              2005       $12.724      $13.542         9,908
                              2006       $13.542      $14.077         4,244
                              2007       $14.077      $15.414         1,602
                              2008       $15.414      $ 8.667             0
                              2009       $ 8.667      $10.255             0
                              2010       $10.255      $11.579             0
                              2011       $11.579      $10.428             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.753         4,761
                              2007       $10.753      $11.368         4,742
                              2008       $11.368      $ 7.763         4,043
                              2009       $ 7.763      $ 9.738         4,010
                              2010       $ 9.738      $10.427         3,989
                              2011       $10.427      $10.190         3,690
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.202        13,338
                              2004       $12.202      $12.941        30,310
                              2005       $12.941      $13.363        30,499
                              2006       $13.363      $14.517        27,228
                              2007       $14.517      $14.781        21,600
                              2008       $14.781      $ 9.205        15,352
                              2009       $ 9.205      $11.181         7,953
                              2010       $11.181      $12.077         7,255
                              2011       $12.077      $11.830         3,326
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.909         7,713
                              2004       $12.909      $14.506        13,668
                              2005       $14.506      $15.096        12,496
                              2006       $15.096      $17.993        14,306
                              2007       $17.993      $18.826        11,655
                              2008       $18.826      $10.870        10,288
                              2009       $10.870      $12.370        10,377
                              2010       $12.370      $13.565         9,890
                              2011       $13.565      $14.607             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.278        20,924
                              2004       $11.278      $12.110        27,724
                              2005       $12.110      $12.098        26,695
                              2006       $12.098      $12.927        22,620
                              2007       $12.927      $13.162        11,454
                              2008       $13.162      $ 9.908         6,593
                              2009       $ 9.908      $14.010         6,368
                              2010       $14.010      $15.098         5,774
                              2011       $15.098      $15.043         4,250
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.610         2,610
                              2004       $11.610      $12.599        73,997
                              2005       $12.599      $13.178        69,548
                              2006       $13.178      $14.719        51,826
                              2007       $14.719      $14.838        35,772
                              2008       $14.838      $10.697         6,069
                              2009       $10.697      $13.095         3,130
                              2010       $13.095      $14.392         2,901
                              2011       $14.392      $15.289             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.951         5,093
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.775         8,112
                              2005       $10.775      $11.328        11,647
                              2006       $11.328      $12.323        10,261
                              2007       $12.323      $13.198         9,017
                              2008       $13.198      $ 9.225         3,333
                              2009       $ 9.225      $11.741         3,161
                              2010       $11.741      $13.093         2,057
                              2011       $13.093      $11.998         1,874
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.056        85,934
                              2004       $12.056      $13.032       106,866
                              2005       $13.032      $13.340       111,130
                              2006       $13.340      $15.065       115,550
                              2007       $15.065      $15.502        93,440
                              2008       $15.502      $ 9.531        80,454
                              2009       $ 9.531      $11.776        72,598
                              2010       $11.776      $13.225        65,915
                              2011       $13.225      $13.161        55,123
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.797        16,615
                              2004       $11.797      $12.346        14,891
                              2005       $12.346      $13.025        14,090
                              2006       $13.025      $13.102        13,489
                              2007       $13.102      $14.977        11,639
                              2008       $14.977      $ 7.469         8,586
                              2009       $ 7.469      $12.126         9,306
                              2010       $12.126      $14.210        11,014
                              2011       $14.210      $13.038        10,526
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.466        71,563
                              2004       $12.466      $14.347       120,981
                              2005       $14.347      $14.641       197,702
                              2006       $14.641      $16.653       195,843
                              2007       $16.653      $15.939       166,698
                              2008       $15.939      $10.029       118,260
                              2009       $10.029      $12.621        92,444
                              2010       $12.621      $14.312        80,797
                              2011       $14.312      $13.732        62,449

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.659         9,186
                              2004       $11.659      $12.276        11,357
                              2005       $12.276      $13.895         5,872
                              2006       $13.895      $14.138         4,739
                              2007       $14.682      $14.872       149,877
                              2008       $14.872      $11.270        39,697
                              2009       $11.270      $13.530        26,919
                              2010       $13.530      $14.856        24,949
                              2011       $14.856      $14.372        22,803
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.803         6,019
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.364        21,562
                              2004       $12.364      $13.829        42,395
                              2005       $13.829      $14.872        65,091
                              2006       $14.872      $16.906        61,913
                              2007       $16.906      $16.986        50,813
                              2008       $16.986      $11.285        38,489
                              2009       $11.285      $13.727        33,808
                              2010       $13.727      $15.094        32,488
                              2011       $15.094      $14.460        26,791
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.709         7,000
                              2007       $10.709      $11.992        10,333
                              2008       $11.992      $ 6.050         7,181
                              2009       $ 6.050      $ 8.096         6,323
                              2010       $ 8.096      $ 8.721         5,899
                              2011       $ 8.721      $ 9.484             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.803         1,825
                              2004       $12.803      $14.417         2,704
                              2005       $14.417      $15.701         2,616
                              2006       $15.701      $16.147         4,537
                              2007       $16.147      $18.609         3,482
                              2008       $18.609      $ 9.696         3,367
                              2009       $ 9.696      $14.861         3,686
                              2010       $14.861      $18.538         3,267
                              2011       $18.538      $16.469         3,859
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.345        18,863
                              2004       $13.345      $14.979        27,366
                              2005       $14.979      $16.466        42,424
                              2006       $16.466      $19.467        51,073
                              2007       $19.467      $20.555        40,708
                              2008       $20.555      $11.801        35,202
                              2009       $11.801      $16.096        27,381
                              2010       $16.096      $19.275        20,621
                              2011       $19.275      $19.048        14,632

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.451         2,344
                              2004       $11.451      $13.499         6,396
                              2005       $13.499      $15.130         6,622
                              2006       $15.130      $17.800         4,846
                              2007       $17.800      $20.940         3,544
                              2008       $20.940      $13.659         1,208
                              2009       $13.659      $15.908         1,200
                              2010       $15.908      $16.643         1,193
                              2011       $16.643      $18.893           769
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.176         6,299
                              2004       $12.176      $13.422         8,829
                              2005       $13.422      $16.146        10,423
                              2006       $16.146      $17.035        12,281
                              2007       $17.035      $19.930        11,946
                              2008       $19.930      $ 9.961        12,398
                              2009       $ 9.961      $16.506        12,338
                              2010       $16.506      $20.340        11,307
                              2011       $20.340      $18.422         3,291
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.630         5,081
                              2004       $12.630      $13.924         6,058
                              2005       $13.924      $14.788         6,499
                              2006       $14.788      $18.825         3,856
                              2007       $18.825      $21.280         2,846
                              2008       $21.280      $11.920         2,590
                              2009       $11.920      $14.885         2,571
                              2010       $14.885      $15.605         2,014
                              2011       $15.605      $13.788         1,793
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.543         2,803
                              2004       $12.543      $13.804         2,895
                              2005       $13.804      $14.401         2,087
                              2006       $14.401      $16.706         2,079
                              2007       $16.706      $19.103         2,072
                              2008       $19.103      $10.492         2,061
                              2009       $10.492      $10.009             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.262        55,968
                              2004       $10.262      $10.568       153,800
                              2005       $10.568      $10.677       237,732
                              2006       $10.677      $11.024       268,974
                              2007       $11.024      $11.422       215,118
                              2008       $11.422      $10.175       124,599
                              2009       $10.175      $12.196       100,771
                              2010       $12.196      $13.030        90,292
                              2011       $13.030      $13.374        67,258
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.971        45,323
                              2004       $ 9.971      $ 9.887        74,515
                              2005       $ 9.887      $ 9.837       108,949
                              2006       $ 9.837      $10.030        97,651
                              2007       $10.030      $10.104        78,698
                              2008       $10.104      $ 8.396        44,929
                              2009       $ 8.396      $ 8.686        36,539
                              2010       $ 8.686      $ 8.703        34,914
                              2011       $ 8.703      $ 8.739        32,087
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.889       104,728
                              2004       $ 9.889      $ 9.752       128,475
                              2005       $ 9.752      $ 9.801       160,852
                              2006       $ 9.801      $10.024       133,182
                              2007       $10.024      $10.282       155,128
                              2008       $10.282      $10.299       147,185
                              2009       $10.299      $10.095        72,346
                              2010       $10.095      $ 9.895        51,073
                              2011       $ 9.895      $ 9.700        38,969
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.828         8,305
                              2004       $11.828      $12.852        21,806
                              2005       $12.852      $14.851        31,805
                              2006       $14.851      $15.127        31,781
                              2007       $15.127      $17.676        25,631
                              2008       $17.676      $ 9.052        21,769
                              2009       $ 9.052      $15.158        19,557
                              2010       $15.158      $18.931        19,466
                              2011       $18.931      $17.263        13,419
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.977        38,501
                              2004       $11.977      $12.926        55,640
                              2005       $12.926      $13.691        41,361
                              2006       $13.691      $15.399        38,615
                              2007       $15.399      $16.354        31,271
                              2008       $16.354      $12.150        27,193
                              2009       $12.150      $14.222        28,797
                              2010       $14.222      $14.845        31,612
                              2011       $14.845      $13.368         7,215

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.471         1,001
                              2007       $ 9.471      $11.430         4,518
                              2008       $11.430      $ 6.290         3,251
                              2009       $ 6.290      $ 8.730         2,184
                              2010       $ 8.730      $10.631         2,107
                              2011       $10.631      $ 9.634         1,587
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.681             0
                              2007       $10.681      $11.067             0
                              2008       $11.067      $ 9.256         1,519
                              2009       $ 9.256      $11.835         1,262
                              2010       $11.835      $12.998         1,563
                              2011       $12.998      $13.532         1,055
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.098             0
                              2007       $10.098      $10.942        82,721
                              2008       $10.942      $ 9.959        35,801
                              2009       $ 9.959      $11.545         4,965
                              2010       $11.545      $12.221         6,808
                              2011       $12.221      $13.364         5,842
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.279        25,586
                              2007       $10.279      $10.946       101,644
                              2008       $10.946      $11.234        50,802
                              2009       $11.234      $12.547        23,437
                              2010       $12.547      $13.283        26,569
                              2011       $13.283      $13.476        29,750
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.923        15,320
                              2010       $ 7.923      $ 8.744        12,430
                              2011       $ 8.744      $ 8.735         9,659
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.288         4,287
                              2004       $11.288      $11.972       370,010
                              2005       $11.972      $12.203       391,822
                              2006       $12.203      $13.387        40,281
                              2007       $13.387      $13.244        20,507
                              2008       $13.244      $ 7.694        10,832
                              2009       $ 7.694      $ 9.474         7,654
                              2010       $ 9.474      $10.291         6,692
                              2011       $10.291      $10.366         5,235

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.260         2,080
                              2004       $12.260      $13.351        36,268
                              2005       $13.351      $13.770        28,065
                              2006       $13.770      $15.644        24,663
                              2007       $15.644      $14.405        18,903
                              2008       $14.405      $ 8.655         5,097
                              2009       $ 8.655      $11.012         4,355
                              2010       $11.012      $12.344         3,841
                              2011       $12.344      $11.538         3,644
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.628        12,403
                              2004       $12.628      $14.382        14,068
                              2005       $14.382      $15.816        40,611
                              2006       $15.816      $19.799        43,476
                              2007       $19.799      $21.026        28,860
                              2008       $21.026      $11.550         7,723
                              2009       $11.550      $14.108         6,835
                              2010       $14.108      $15.214         6,088
                              2011       $15.214      $12.387         5,721
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.126             0
                              2004       $12.126      $13.387         4,230
                              2005       $13.387      $14.277         1,971
                              2006       $14.277      $15.943         1,971
                              2007       $15.943      $14.817         1,971
                              2008       $14.817      $ 8.779             0
                              2009       $ 8.779      $11.256             0
                              2010       $11.256      $12.568             0
                              2011       $12.568      $12.324             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.896        15,291
                              2006       $10.896      $12.390        33,299
                              2007       $12.390      $11.548        26,972
                              2008       $11.548      $ 6.252        23,042
                              2009       $ 6.252      $ 5.884             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.696         1,413
                              2004       $11.696      $12.040        42,401
                              2005       $12.040      $12.473        41,688
                              2006       $12.473      $12.890        44,233
                              2007       $12.890      $13.329        23,345
                              2008       $13.329      $ 8.226         6,768
                              2009       $ 8.226      $13.214         5,177
                              2010       $13.214      $15.645         5,075
                              2011       $15.645      $12.597         3,938

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.265         3,310
                              2004       $11.265      $12.154         6,806
                              2005       $12.154      $13.359         7,994
                              2006       $13.359      $14.508         6,616
                              2007       $14.508      $15.127         5,399
                              2008       $15.127      $12.605         3,751
                              2009       $12.605      $16.075         4,201
                              2010       $16.075      $17.290         3,571
                              2011       $17.290      $18.113         1,971
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.841         6,307
                              2004       $14.841      $17.891         8,689
                              2005       $17.891      $23.458        11,188
                              2006       $23.458      $31.539        11,832
                              2007       $31.539      $43.413        11,480
                              2008       $43.413      $18.405         8,393
                              2009       $18.405      $30.687         9,861
                              2010       $30.687      $35.776         9,894
                              2011       $35.776      $28.670         5,587
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.193        19,655
                              2004       $12.193      $13.476        34,337
                              2005       $13.476      $14.790        94,324
                              2006       $14.790      $17.615       100,062
                              2007       $17.615      $18.951        86,808
                              2008       $18.951      $13.198        56,815
                              2009       $13.198      $16.760        52,698
                              2010       $16.760      $18.734        46,314
                              2011       $18.734      $20.024        40,181
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.567         3,980
                              2004       $11.567      $12.642        16,492
                              2005       $12.642      $13.306        54,800
                              2006       $13.306      $14.682       199,743
                              2007       $14.138      $16.857         5,160
                              2008       $16.857      $ 8.368         3,869
                              2009       $ 8.368      $13.545         3,817
                              2010       $13.545      $16.278         3,754
                              2011       $16.278      $15.469         3,722

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.054        19,118
                              2004       $13.054      $15.542        22,530
                              2005       $15.542      $17.868        25,823
                              2006       $17.868      $19.114        19,392
                              2007       $19.114      $22.967        17,013
                              2008       $22.967      $11.971        13,415
                              2009       $11.971      $18.464        13,520
                              2010       $18.464      $23.937        11,659
                              2011       $23.937      $21.778         8,481
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.556        11,076
                              2004       $13.556      $15.804        14,946
                              2005       $15.804      $17.487        12,722
                              2006       $17.487      $19.168        10,312
                              2007       $19.168      $19.341         6,401
                              2008       $19.341      $11.291         5,711
                              2009       $11.291      $16.228         5,157
                              2010       $16.228      $20.129         4,729
                              2011       $20.129      $18.010         3,973
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.724        19,378
                              2004       $12.724      $16.970        30,916
                              2005       $16.970      $19.420        38,726
                              2006       $19.420      $26.205        36,362
                              2007       $26.205      $21.244        24,761
                              2008       $21.244      $12.897        15,556
                              2009       $12.897      $16.242        13,232
                              2010       $16.242      $20.619        11,584
                              2011       $20.619      $21.354         8,209



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.246            0
                              2004       $12.246      $13.336        3,253
                              2005       $13.336      $13.658        3,557
                              2006       $13.658      $15.645        3,437
                              2007       $15.645      $16.060        3,018
                              2008       $16.060      $ 9.325        2,931
                              2009       $ 9.325      $10.988        2,423
                              2010       $10.988      $12.136          816
                              2011       $12.136      $12.604          599
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.412          622
                              2004       $12.412      $13.918        2,155
                              2005       $13.918      $15.214        3,872
                              2006       $15.214      $14.712        3,468
                              2007       $14.712      $16.226        2,650
                              2008       $16.226      $ 9.119        2,648
                              2009       $ 9.119      $11.864        2,647
                              2010       $11.864      $13.334        1,112
                              2011       $13.334      $13.183        1,110
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.837        1,468
                              2006       $11.837      $15.661        3,795
                              2007       $15.661      $16.188        4,265
                              2008       $16.188      $ 7.404        5,747
                              2009       $ 7.404      $ 9.740        5,230
                              2010       $ 9.740      $ 9.947        2,485
                              2011       $ 9.947      $ 7.846        2,832

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.449             0
                              2004       $11.449      $12.145             0
                              2005       $12.145      $13.657             0
                              2006       $13.657      $13.287             0
                              2007       $13.287      $14.778             0
                              2008       $14.778      $ 8.707             0
                              2009       $ 8.707      $11.689             0
                              2010       $11.689      $12.570             0
                              2011       $12.570      $11.905             0
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.568           200
                              2004       $13.568      $15.818         1,640
                              2005       $15.818      $16.516         1,640
                              2006       $16.516      $18.468         1,992
                              2007       $18.468      $18.356         1,990
                              2008       $18.356      $11.547         1,757
                              2009       $11.547      $16.129         1,714
                              2010       $16.129      $19.991           239
                              2011       $19.991      $17.886           207
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.919           159
                              2006       $10.919      $13.203           159
                              2007       $13.203      $15.775           159
                              2008       $15.775      $ 9.768           159
                              2009       $ 9.768      $10.520             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.698             0
                              2006       $10.698      $12.678         1,611
                              2007       $12.678      $11.895         1,533
                              2008       $11.895      $ 6.869         1,496
                              2009       $ 6.869      $ 8.141         1,363
                              2010       $ 8.141      $ 8.881         1,256
                              2011       $ 8.881      $ 8.367           233
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.852         4,326
                              2006       $11.852      $12.932        14,618
                              2007       $12.932      $14.851        10,827
                              2008       $14.851      $ 8.333        10,438
                              2009       $ 8.333      $11.052         4,477
                              2010       $11.052      $12.653         3,212
                              2011       $12.653      $12.044         2,842

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.054         1,564
                              2006       $11.054      $12.215         2,910
                              2007       $12.215      $13.376         3,059
                              2008       $13.376      $ 7.609         3,244
                              2009       $ 7.609      $ 9.463         3,154
                              2010       $ 9.463      $10.613         1,030
                              2011       $10.613      $10.533           941
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.441         2,747
                              2006       $10.441      $11.351         4,427
                              2007       $11.351      $11.395         2,831
                              2008       $11.395      $ 8.352         2,652
                              2009       $ 8.352      $11.731         2,218
                              2010       $11.731      $13.057         2,039
                              2011       $13.057      $13.260         1,859
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.070        13,476
                              2006       $12.070      $13.284         6,345
                              2007       $13.284      $15.000         5,852
                              2008       $15.000      $ 8.869         5,746
                              2009       $ 8.869      $12.136         1,811
                              2010       $12.136      $15.278           879
                              2011       $15.278      $13.336             0
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.179         1,649
                              2007       $10.179      $10.459         2,120
                              2008       $10.459      $10.524         1,434
                              2009       $10.524      $10.353         3,253
                              2010       $10.353      $10.144        19,484
                              2011       $10.144      $ 9.933        13,993
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.117             0
                              2006       $11.117      $11.452         1,629
                              2007       $11.452      $12.817         2,071
                              2008       $12.817      $ 8.117         2,079
                              2009       $ 8.117      $10.568         1,945
                              2010       $10.568      $12.023           726
                              2011       $12.023      $11.207           718
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.659         1,650
                              2005       $10.659      $10.783         2,444
                              2006       $10.783      $11.547         2,386
                              2007       $11.547      $11.611         1,556
                              2008       $11.611      $ 8.711         1,465
                              2009       $ 8.711      $12.170           378
                              2010       $12.170      $13.496           368
                              2011       $13.496      $13.817             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.202             0
                              2005       $11.202      $11.145         2,402
                              2006       $11.145      $12.903         7,888
                              2007       $12.903      $13.106        22,774
                              2008       $13.106      $ 9.027        21,326
                              2009       $ 9.027      $11.984         8,093
                              2010       $11.984      $13.221         6,679
                              2011       $13.221      $13.254         3,731
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.343             0
                              2006       $11.343      $13.667         4,573
                              2007       $13.667      $14.965         4,573
                              2008       $14.965      $10.483         4,573
                              2009       $10.483      $12.657             0
                              2010       $12.657      $13.875             0
                              2011       $13.875      $13.183             0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.915             0
                              2005       $10.915      $11.815         3,326
                              2006       $11.815      $13.695         6,502
                              2007       $13.695      $13.874         4,034
                              2008       $13.874      $ 8.543         3,742
                              2009       $ 8.543      $10.543         3,306
                              2010       $10.543      $11.479         2,971
                              2011       $11.479      $11.122         2,680
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.480             0
                              2005       $11.480      $12.384         8,025
                              2006       $12.384      $14.726         9,165
                              2007       $14.726      $16.645         7,176
                              2008       $16.645      $ 9.717         7,013
                              2009       $ 9.717      $13.038         6,645
                              2010       $13.038      $13.838         6,439
                              2011       $13.838      $12.109         5,556
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.488           497
                              2006       $10.488      $12.594           617
                              2007       $12.594      $12.361           492
                              2008       $12.361      $ 8.022           475
                              2009       $ 8.022      $ 9.293           404
                              2010       $ 9.293      $10.118           370
                              2011       $10.118      $ 9.208           370

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.339          667
                              2006       $11.339      $12.897        4,609
                              2007       $12.897      $12.962        4,609
                              2008       $12.962      $ 8.031        4,609
                              2009       $ 8.031      $10.470          320
                              2010       $10.470      $12.814          320
                              2011       $12.814      $11.747          320
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.306        1,003
                              2006       $11.306      $12.428        3,818
                              2007       $12.428      $10.133        3,446
                              2008       $10.133      $ 6.564        3,410
                              2009       $ 6.564      $ 8.205          481
                              2010       $ 8.205      $10.453          367
                              2011       $10.453      $10.304          335
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.234          773
                              2006       $11.234      $12.418        8,173
                              2007       $12.418      $11.871        8,703
                              2008       $11.871      $ 7.376        8,740
                              2009       $ 7.376      $ 8.749        2,857
                              2010       $ 8.749      $ 9.667        1,357
                              2011       $ 9.667      $ 9.848        1,221
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.852            0
                              2004       $12.852      $13.947        2,450
                              2005       $13.947      $14.398        2,734
                              2006       $14.398      $15.922        2,664
                              2007       $15.922      $15.800        2,365
                              2008       $15.800      $ 7.440        2,459
                              2009       $ 7.440      $10.762        1,771
                              2010       $10.762      $11.269          245
                              2011       $11.269      $10.659           16
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.201            0
                              2004       $12.201      $12.703            0
                              2005       $12.703      $13.505            0
                              2006       $13.505      $14.025            0
                              2007       $14.025      $15.341            0
                              2008       $15.341      $ 8.617            0
                              2009       $ 8.617      $10.185            0
                              2010       $10.185      $11.489            0
                              2011       $11.489      $10.336            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.745            0
                              2007       $10.745      $11.349            0
                              2008       $11.349      $ 7.742            0
                              2009       $ 7.742      $ 9.701            0
                              2010       $ 9.701      $10.377            0
                              2011       $10.377      $10.131            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.194          271
                              2004       $12.194      $12.919        1,235
                              2005       $12.919      $13.327        1,231
                              2006       $13.327      $14.462        1,227
                              2007       $14.462      $14.711        1,139
                              2008       $14.711      $ 9.152        1,133
                              2009       $ 9.152      $11.105        1,128
                              2010       $11.105      $11.983        1,124
                              2011       $11.983      $11.725        1,120
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.901            0
                              2004       $12.901      $14.482            0
                              2005       $14.482      $15.055        1,007
                              2006       $15.055      $17.926          802
                              2007       $17.926      $18.737            0
                              2008       $18.737      $10.807            0
                              2009       $10.807      $12.286            0
                              2010       $12.286      $13.460            0
                              2011       $13.460      $14.488            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.270            0
                              2004       $11.270      $12.090          958
                              2005       $12.090      $12.066        1,241
                              2006       $12.066      $12.878        1,140
                              2007       $12.878      $13.100          661
                              2008       $13.100      $ 9.850            0
                              2009       $ 9.850      $13.915            0
                              2010       $13.915      $14.980            0
                              2011       $14.980      $14.910            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.603            0
                              2004       $11.603      $12.578          260
                              2005       $12.578      $13.142          514
                              2006       $13.142      $14.664          440
                              2007       $14.664      $14.767            0
                              2008       $14.767      $10.635            0
                              2009       $10.635      $13.006            0
                              2010       $13.006      $14.280            0
                              2011       $14.280      $15.165            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.905         1,103
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.767             0
                              2005       $10.767      $11.309             0
                              2006       $11.309      $12.289             0
                              2007       $12.289      $13.148             0
                              2008       $13.148      $ 9.181             0
                              2009       $ 9.181      $11.673             0
                              2010       $11.673      $13.004             0
                              2011       $13.004      $11.904             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.048             0
                              2004       $12.048      $13.010           709
                              2005       $13.010      $13.304         2,865
                              2006       $13.304      $15.009         4,843
                              2007       $15.009      $15.428         4,197
                              2008       $15.428      $ 9.476         4,326
                              2009       $ 9.476      $11.696         4,091
                              2010       $11.696      $13.122         2,419
                              2011       $13.122      $13.045         2,271
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.789             0
                              2004       $11.789      $12.325         1,688
                              2005       $12.325      $12.990         1,688
                              2006       $12.990      $13.053         1,688
                              2007       $13.053      $14.906         1,688
                              2008       $14.906      $ 7.426         1,688
                              2009       $ 7.426      $12.044         1,688
                              2010       $12.044      $14.099             0
                              2011       $14.099      $12.923             0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.458           921
                              2004       $12.458      $14.323         4,484
                              2005       $14.323      $14.601        15,664
                              2006       $14.601      $16.590        21,372
                              2007       $16.590      $15.864        18,484
                              2008       $15.864      $ 9.971        17,122
                              2009       $ 9.971      $12.536        15,823
                              2010       $12.536      $14.201        12,763
                              2011       $14.201      $13.611        11,357

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.651             0
                              2004       $11.651      $12.255             0
                              2005       $12.255      $13.857             0
                              2006       $13.857      $14.086             0
                              2007       $14.627      $14.801         8,002
                              2008       $14.801      $11.205         7,811
                              2009       $11.205      $13.438         7,568
                              2010       $13.438      $14.740         7,380
                              2011       $14.740      $14.245         7,209
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.699             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.356        10,119
                              2004       $12.356      $13.806        10,717
                              2005       $13.806      $14.832         6,221
                              2006       $14.832      $16.843         6,430
                              2007       $16.843      $16.905         5,331
                              2008       $16.905      $11.220         3,959
                              2009       $11.220      $13.634         3,612
                              2010       $13.634      $14.977         1,983
                              2011       $14.977      $14.333         1,783
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.702         2,324
                              2007       $10.702      $11.971         2,896
                              2008       $11.971      $ 6.033         3,586
                              2009       $ 6.033      $ 8.066         3,332
                              2010       $ 8.066      $ 8.679         1,106
                              2011       $ 8.679      $ 9.436             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.794            81
                              2004       $12.794      $14.392            81
                              2005       $14.392      $15.658            81
                              2006       $15.658      $16.087            80
                              2007       $16.087      $18.521            80
                              2008       $18.521      $ 9.640            80
                              2009       $ 9.640      $14.760            80
                              2010       $14.760      $18.393            80
                              2011       $18.393      $16.324            79
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.336           349
                              2004       $13.336      $14.954           488
                              2005       $14.954      $16.421         3,854
                              2006       $16.421      $19.395         4,976
                              2007       $19.395      $20.458         4,940
                              2008       $20.458      $11.733         4,256
                              2009       $11.733      $15.986         3,884
                              2010       $15.986      $19.124         3,046
                              2011       $19.124      $18.880         2,962

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.443            0
                              2004       $11.443      $13.476        1,724
                              2005       $13.476      $15.089        1,724
                              2006       $15.089      $17.734        1,724
                              2007       $17.734      $20.841        1,724
                              2008       $20.841      $13.580        1,724
                              2009       $13.580      $15.800        1,724
                              2010       $15.800      $16.513            0
                              2011       $16.513      $18.727            0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.168          200
                              2004       $12.168      $13.400          200
                              2005       $13.400      $16.102          200
                              2006       $16.102      $16.971          200
                              2007       $16.971      $19.835          200
                              2008       $19.835      $ 9.904            0
                              2009       $ 9.904      $16.394            0
                              2010       $16.394      $20.182            0
                              2011       $20.182      $18.260            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.622            0
                              2004       $12.622      $13.900            0
                              2005       $13.900      $14.748            0
                              2006       $14.748      $18.755            0
                              2007       $18.755      $21.179            0
                              2008       $21.179      $11.851            0
                              2009       $11.851      $14.784            0
                              2010       $14.784      $15.483            0
                              2011       $15.483      $13.666            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.534            0
                              2004       $12.534      $13.780        1,547
                              2005       $13.780      $14.362        1,547
                              2006       $14.362      $16.643        1,547
                              2007       $16.643      $19.012        1,547
                              2008       $19.012      $10.431        1,547
                              2009       $10.431      $ 9.948            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.255             0
                              2004       $10.255      $10.550         8,614
                              2005       $10.550      $10.648        17,544
                              2006       $10.648      $10.983        38,461
                              2007       $10.983      $11.368        33,789
                              2008       $11.368      $10.116        27,849
                              2009       $10.116      $12.113         7,907
                              2010       $12.113      $12.929         6,591
                              2011       $12.929      $13.256         4,716
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.964             0
                              2004       $ 9.964      $ 9.870         9,561
                              2005       $ 9.870      $ 9.810         1,628
                              2006       $ 9.810      $ 9.992         1,332
                              2007       $ 9.992      $10.056           179
                              2008       $10.056      $ 8.348           179
                              2009       $ 8.348      $ 8.628           178
                              2010       $ 8.628      $ 8.635           178
                              2011       $ 8.635      $ 8.662           178
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.882             0
                              2004       $ 9.882      $ 9.735         5,334
                              2005       $ 9.735      $ 9.774         9,040
                              2006       $ 9.774      $ 9.987        10,768
                              2007       $ 9.987      $10.233         7,506
                              2008       $10.233      $10.239         4,272
                              2009       $10.239      $10.027        40,983
                              2010       $10.027      $ 9.818         2,878
                              2011       $ 9.818      $ 9.614         1,749
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.820             0
                              2004       $11.820      $12.830         2,024
                              2005       $12.830      $14.811         3,594
                              2006       $14.811      $15.071         3,299
                              2007       $15.071      $17.592         1,519
                              2008       $17.592      $ 9.000         1,560
                              2009       $ 9.000      $15.055           360
                              2010       $15.055      $18.784           293
                              2011       $18.784      $17.111            20
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.969           273
                              2004       $11.969      $12.904           531
                              2005       $12.904      $13.654           531
                              2006       $13.654      $15.341           531
                              2007       $15.341      $16.277           530
                              2008       $16.277      $12.079           530
                              2009       $12.079      $14.126           529
                              2010       $14.126      $14.730           529
                              2011       $14.730      $13.250           528

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.465        1,325
                              2007       $ 9.465      $11.410        1,317
                              2008       $11.410      $ 6.272        1,286
                              2009       $ 6.272      $ 8.697        1,081
                              2010       $ 8.697      $10.580          925
                              2011       $10.580      $ 9.578          795
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.674        1,427
                              2007       $10.674      $11.048        1,408
                              2008       $11.048      $ 9.231        1,239
                              2009       $ 9.231      $11.791        1,103
                              2010       $11.791      $12.936        1,001
                              2011       $12.936      $13.454          877
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.091          629
                              2007       $10.091      $10.923          625
                              2008       $10.923      $ 9.932          566
                              2009       $ 9.932      $11.502          489
                              2010       $11.502      $12.163          426
                              2011       $12.163      $13.287          369
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.272        3,181
                              2007       $10.272      $10.927        4,615
                              2008       $10.927      $11.203        2,905
                              2009       $11.203      $12.500        3,261
                              2010       $12.500      $13.220        1,590
                              2011       $13.220      $13.398        1,483
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.885        2,473
                              2010       $ 7.885      $ 8.693        1,263
                              2011       $ 8.693      $ 8.676        1,157
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.280        9,174
                              2004       $11.280      $11.951        7,877
                              2005       $11.951      $12.170            0
                              2006       $12.170      $13.337            0
                              2007       $13.337      $13.181            0
                              2008       $13.181      $ 7.650            0
                              2009       $ 7.650      $ 9.410            0
                              2010       $ 9.410      $10.210            0
                              2011       $10.210      $10.274            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.251            0
                              2004       $12.251      $13.328            0
                              2005       $13.328      $13.733            0
                              2006       $13.733      $15.586            0
                              2007       $15.586      $14.337            0
                              2008       $14.337      $ 8.605            0
                              2009       $ 8.605      $10.937            0
                              2010       $10.937      $12.248            0
                              2011       $12.248      $11.436            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.620            0
                              2004       $12.620      $14.357            0
                              2005       $14.357      $15.773          511
                              2006       $15.773      $19.725        2,011
                              2007       $19.725      $20.926        1,578
                              2008       $20.926      $11.483        1,615
                              2009       $11.483      $14.013        1,461
                              2010       $14.013      $15.096        1,338
                              2011       $15.096      $12.278        1,309
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.118            0
                              2004       $12.118      $13.364            0
                              2005       $13.364      $14.238            0
                              2006       $14.238      $15.884            0
                              2007       $15.884      $14.747            0
                              2008       $14.747      $ 8.728            0
                              2009       $ 8.728      $11.180            0
                              2010       $11.180      $12.470            0
                              2011       $12.470      $12.215            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.888          798
                              2006       $10.888      $12.369        7,943
                              2007       $12.369      $11.517        8,317
                              2008       $11.517      $ 6.229        8,707
                              2009       $ 6.229      $ 5.861            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.688            0
                              2004       $11.688      $12.020            0
                              2005       $12.020      $12.439            0
                              2006       $12.439      $12.842            0
                              2007       $12.842      $13.266            0
                              2008       $13.266      $ 8.179            0
                              2009       $ 8.179      $13.124            0
                              2010       $13.124      $15.523            0
                              2011       $15.523      $12.486            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.258            0
                              2004       $11.258      $12.133            0
                              2005       $12.133      $13.322            0
                              2006       $13.322      $14.454            0
                              2007       $14.454      $15.055            0
                              2008       $15.055      $12.532            0
                              2009       $12.532      $15.966            0
                              2010       $15.966      $17.155            0
                              2011       $17.155      $17.954            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.831            0
                              2004       $14.831      $17.861            0
                              2005       $17.861      $23.394        6,532
                              2006       $23.394      $31.421          139
                              2007       $31.421      $43.207          103
                              2008       $43.207      $18.299          174
                              2009       $18.299      $30.479          122
                              2010       $30.479      $35.497          107
                              2011       $35.497      $28.418          123
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.184        1,464
                              2004       $12.184      $13.453        1,464
                              2005       $13.453      $14.750        5,169
                              2006       $14.750      $17.549        5,184
                              2007       $17.549      $18.861        2,853
                              2008       $18.861      $13.122        1,344
                              2009       $13.122      $16.646        1,339
                              2010       $16.646      $18.588          659
                              2011       $18.588      $19.847          658
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.559            0
                              2004       $11.559      $12.621          260
                              2005       $12.621      $13.270        8,850
                              2006       $13.270      $14.627        8,601
                              2007       $14.086      $16.777            0
                              2008       $16.777      $ 8.320            0
                              2009       $ 8.320      $13.453            0
                              2010       $13.453      $16.151            0
                              2011       $16.151      $15.333            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.045            0
                              2004       $13.045      $15.516        1,508
                              2005       $15.516      $17.820        3,347
                              2006       $17.820      $19.043        4,101
                              2007       $19.043      $22.858        4,209
                              2008       $22.858      $11.902        4,386
                              2009       $11.902      $18.339        4,150
                              2010       $18.339      $23.750        2,008
                              2011       $23.750      $21.586        2,002
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.547           95
                              2004       $13.547      $15.778          185
                              2005       $15.778      $17.439          185
                              2006       $17.439      $19.097          185
                              2007       $19.097      $19.249          185
                              2008       $19.249      $11.225          185
                              2009       $11.225      $16.118          185
                              2010       $16.118      $19.972          184
                              2011       $19.972      $17.851          184
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.716            0
                              2004       $12.716      $16.941          766
                              2005       $16.941      $19.367        3,154
                              2006       $19.367      $26.107        3,522
                              2007       $26.107      $21.143        2,742
                              2008       $21.143      $12.823        2,697
                              2009       $12.823      $16.131        2,210
                              2010       $16.131      $20.459        2,078
                              2011       $20.459      $21.166        1,889



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.242         1,991
                              2004       $12.242      $13.324         4,498
                              2005       $13.324      $13.639         4,657
                              2006       $13.639      $15.616         1,036
                              2007       $15.616      $16.022         1,029
                              2008       $16.022      $ 9.298         1,122
                              2009       $ 9.298      $10.951         1,154
                              2010       $10.951      $12.088         1,140
                              2011       $12.088      $12.548           601
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.407           447
                              2004       $12.407      $13.906         2,037
                              2005       $13.906      $15.193         5,987
                              2006       $15.193      $14.684         5,839
                              2007       $14.684      $16.188         5,603
                              2008       $16.188      $ 9.093         3,536
                              2009       $ 9.093      $11.823         2,057
                              2010       $11.823      $13.282         1,987
                              2011       $13.282      $13.125         1,159
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.833        21,112
                              2006       $11.833      $15.648        26,066
                              2007       $15.648      $16.166        25,201
                              2008       $16.166      $ 7.390        29,391
                              2009       $ 7.390      $ 9.717        22,714
                              2010       $ 9.717      $ 9.918        21,395
                              2011       $ 9.918      $ 7.819        23,725

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.445         2,114
                              2004       $11.445      $12.135         3,201
                              2005       $12.135      $13.639         2,991
                              2006       $13.639      $13.262         1,548
                              2007       $13.262      $14.743         1,544
                              2008       $14.743      $ 8.682         1,540
                              2009       $ 8.682      $11.649         1,534
                              2010       $11.649      $12.521           830
                              2011       $12.521      $11.852           830
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.563         2,059
                              2004       $13.563      $15.805         8,513
                              2005       $15.805      $16.493        29,031
                              2006       $16.493      $18.434        28,631
                              2007       $18.434      $18.312        23,627
                              2008       $18.312      $11.514        19,407
                              2009       $11.514      $16.074        11,790
                              2010       $16.074      $19.913         6,446
                              2011       $19.913      $17.807         5,600
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.915        20,466
                              2006       $10.915      $13.192        20,111
                              2007       $13.192      $15.753        19,414
                              2008       $15.753      $ 9.750        13,284
                              2009       $ 9.750      $10.496             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.695         2,110
                              2006       $10.695      $12.668         2,930
                              2007       $12.668      $11.879         4,741
                              2008       $11.879      $ 6.856         4,646
                              2009       $ 6.856      $ 8.121         4,517
                              2010       $ 8.121      $ 8.855         4,415
                              2011       $ 8.855      $ 8.339         2,839
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.848        22,206
                              2006       $11.848      $12.921        47,137
                              2007       $12.921      $14.830        36,152
                              2008       $14.830      $ 8.317        30,892
                              2009       $ 8.317      $11.026        24,940
                              2010       $11.026      $12.616        22,731
                              2011       $12.616      $12.003         8,114

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.050         9,747
                              2006       $11.050      $12.204        14,324
                              2007       $12.204      $13.358        13,309
                              2008       $13.358      $ 7.595        16,036
                              2009       $ 7.595      $ 9.440        14,209
                              2010       $ 9.440      $10.582        11,612
                              2011       $10.582      $10.497        10,330
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.438         2,253
                              2006       $10.438      $11.341         3,240
                              2007       $11.341      $11.379         3,274
                              2008       $11.379      $ 8.336         2,931
                              2009       $ 8.336      $11.703         3,896
                              2010       $11.703      $13.019         2,339
                              2011       $13.019      $13.214         2,074
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.066        14,003
                              2006       $12.066      $13.273        13,668
                              2007       $13.273      $14.980        12,703
                              2008       $14.980      $ 8.853         9,047
                              2009       $ 8.853      $12.107         3,827
                              2010       $12.107      $15.234         3,045
                              2011       $15.234      $13.290         2,806
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.175           864
                              2007       $10.175      $10.450         1,064
                              2008       $10.450      $10.509         5,307
                              2009       $10.509      $10.333         4,328
                              2010       $10.333      $10.120         2,948
                              2011       $10.120      $ 9.905         1,141
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.113             0
                              2006       $11.113      $11.442         1,311
                              2007       $11.442      $12.799         1,336
                              2008       $12.799      $ 8.102         1,310
                              2009       $ 8.102      $10.543         3,243
                              2010       $10.543      $11.988         3,360
                              2011       $11.988      $11.169         3,945
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.655         5,265
                              2005       $10.655      $10.774         5,208
                              2006       $10.774      $11.531         5,078
                              2007       $11.531      $11.589         4,611
                              2008       $11.589      $ 8.690         4,388
                              2009       $ 8.690      $12.135         4,013
                              2010       $12.135      $13.450         3,872
                              2011       $13.450      $13.763         2,527

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.198         2,354
                              2005       $11.198      $11.135        11,326
                              2006       $11.135      $12.885        38,710
                              2007       $12.885      $13.082        63,165
                              2008       $13.082      $ 9.005        55,306
                              2009       $ 9.005      $11.949        48,015
                              2010       $11.949      $13.176        33,523
                              2011       $13.176      $13.202         8,796
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.339             0
                              2006       $11.339      $13.656        21,670
                              2007       $13.656      $14.945        21,097
                              2008       $14.945      $10.463        19,757
                              2009       $10.463      $12.627        13,052
                              2010       $12.627      $13.835        12,619
                              2011       $13.835      $13.138         1,441
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.911         1,672
                              2005       $10.911      $11.805        14,780
                              2006       $11.805      $13.677        20,128
                              2007       $13.677      $13.848        18,114
                              2008       $13.848      $ 8.523        15,250
                              2009       $ 8.523      $10.513        13,673
                              2010       $10.513      $11.440        12,339
                              2011       $11.440      $11.079         4,957
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.476         3,188
                              2005       $11.476      $12.373        53,004
                              2006       $12.373      $14.706        54,520
                              2007       $14.706      $16.614        48,088
                              2008       $16.614      $ 9.693        37,167
                              2009       $ 9.693      $13.000        20,603
                              2010       $13.000      $13.791        14,198
                              2011       $13.791      $12.061        14,763
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.485         4,554
                              2006       $10.485      $12.583         5,648
                              2007       $12.583      $12.344         9,295
                              2008       $12.344      $ 8.007         8,425
                              2009       $ 8.007      $ 9.271         7,063
                              2010       $ 9.271      $10.089         5,911
                              2011       $10.089      $ 9.177         2,598

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.335         5,161
                              2006       $11.335      $12.886        18,722
                              2007       $12.886      $12.944        16,850
                              2008       $12.944      $ 8.016        15,939
                              2009       $ 8.016      $10.445        11,540
                              2010       $10.445      $12.777        10,029
                              2011       $12.777      $11.707         3,245
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.302        13,050
                              2006       $11.302      $12.418        16,057
                              2007       $12.418      $10.119        16,966
                              2008       $10.119      $ 6.551        16,649
                              2009       $ 6.551      $ 8.185         7,984
                              2010       $ 8.185      $10.423         5,463
                              2011       $10.423      $10.269         4,015
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.230        19,182
                              2006       $11.230      $12.407        22,090
                              2007       $12.407      $11.855        22,287
                              2008       $11.855      $ 7.363        18,214
                              2009       $ 7.363      $ 8.728        12,796
                              2010       $ 8.728      $ 9.639        10,709
                              2011       $ 9.639      $ 9.815         9,355
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.848         6,850
                              2004       $12.848      $13.935        13,525
                              2005       $13.935      $14.378        15,785
                              2006       $14.378      $15.893        15,587
                              2007       $15.893      $15.763        14,436
                              2008       $15.763      $ 7.419         7,722
                              2009       $ 7.419      $10.726         6,938
                              2010       $10.726      $11.225         3,029
                              2011       $11.225      $10.612         2,496
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.197         7,385
                              2004       $12.197      $12.692         8,020
                              2005       $12.692      $13.487         7,980
                              2006       $13.487      $13.998         7,940
                              2007       $13.998      $15.304         7,224
                              2008       $15.304      $ 8.592         7,139
                              2009       $ 8.592      $10.151         7,082
                              2010       $10.151      $11.444         7,030
                              2011       $11.444      $10.291         6,970

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.742        4,444
                              2007       $10.742      $11.339        4,420
                              2008       $11.339      $ 7.731        4,394
                              2009       $ 7.731      $ 9.683        4,356
                              2010       $ 9.683      $10.352            0
                              2011       $10.352      $10.102            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.190        3,419
                              2004       $12.190      $12.908        8,213
                              2005       $12.908      $13.309        8,310
                              2006       $13.309      $14.435        7,931
                              2007       $14.435      $14.676        7,123
                              2008       $14.676      $ 9.125        3,874
                              2009       $ 9.125      $11.068        3,840
                              2010       $11.068      $11.936        2,449
                              2011       $11.936      $11.674        2,432
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.896        4,042
                              2004       $12.896      $14.469        8,445
                              2005       $14.469      $15.034        9,405
                              2006       $15.034      $17.892        8,194
                              2007       $17.892      $18.692        5,458
                              2008       $18.692      $10.776        5,432
                              2009       $10.776      $12.245        5,392
                              2010       $12.245      $13.407        1,233
                              2011       $13.407      $14.429            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.266        5,695
                              2004       $11.266      $12.079        7,022
                              2005       $12.079      $12.049        6,969
                              2006       $12.049      $12.854        6,914
                              2007       $12.854      $13.068        5,288
                              2008       $13.068      $ 9.822        5,198
                              2009       $ 9.822      $13.867        5,122
                              2010       $13.867      $14.922        1,798
                              2011       $14.922      $14.844        1,350
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.599            0
                              2004       $11.599      $12.567        1,481
                              2005       $12.567      $13.124        1,481
                              2006       $13.124      $14.637        1,481
                              2007       $14.637      $14.732        1,481
                              2008       $14.732      $10.605        1,481
                              2009       $10.605      $12.962        1,481
                              2010       $12.962      $14.224        1,481
                              2011       $14.224      $15.103            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.883         7,280
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.763         5,003
                              2005       $10.763      $11.299        11,694
                              2006       $11.299      $12.273        11,724
                              2007       $12.273      $13.124        11,018
                              2008       $13.124      $ 9.159         4,003
                              2009       $ 9.159      $11.639         2,038
                              2010       $11.639      $12.959         1,480
                              2011       $12.959      $11.858         1,221
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.044         4,817
                              2004       $12.044      $12.999         6,668
                              2005       $12.999      $13.286        20,958
                              2006       $13.286      $14.981        25,585
                              2007       $14.981      $15.392        25,229
                              2008       $15.392      $ 9.449        18,027
                              2009       $ 9.449      $11.656        14,902
                              2010       $11.656      $13.071        12,451
                              2011       $13.071      $12.988        11,718
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.785         8,537
                              2004       $11.785      $12.315        18,251
                              2005       $12.315      $12.972        18,684
                              2006       $12.972      $13.029        16,398
                              2007       $13.029      $14.870        11,545
                              2008       $14.870      $ 7.404        11,459
                              2009       $ 7.404      $12.003        10,714
                              2010       $12.003      $14.044        10,645
                              2011       $14.044      $12.866        10,567
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.453        13,637
                              2004       $12.453      $14.311        36,846
                              2005       $14.311      $14.581        95,234
                              2006       $14.581      $16.559        92,222
                              2007       $16.559      $15.826        67,064
                              2008       $15.826      $ 9.942        55,991
                              2009       $ 9.942      $12.493        42,936
                              2010       $12.493      $14.145        41,012
                              2011       $14.145      $13.551        33,713

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.647           991
                              2004       $11.555      $12.610        10,557
                              2005       $12.610      $13.252        22,067
                              2006       $13.252      $14.600        20,345
                              2007       $14.600      $14.766        16,048
                              2008       $14.766      $11.172        11,439
                              2009       $11.172      $13.392        11,064
                              2010       $13.392      $14.683        11,088
                              2011       $14.683      $14.182        12,513
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.647         1,229
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.352        11,163
                              2004       $12.352      $13.794        25,743
                              2005       $13.794      $14.812        26,833
                              2006       $14.812      $16.811        28,268
                              2007       $16.811      $16.865        20,746
                              2008       $16.865      $11.188        15,035
                              2009       $11.188      $13.588        13,217
                              2010       $13.588      $14.918        12,237
                              2011       $14.918      $14.269         7,886
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.698         1,837
                              2007       $10.698      $11.961         1,805
                              2008       $11.961      $ 6.025         2,166
                              2009       $ 6.025      $ 8.051         4,632
                              2010       $ 8.051      $ 8.658         6,374
                              2011       $ 8.658      $ 9.412             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.790             0
                              2004       $12.790      $14.380         1,148
                              2005       $14.380      $15.637         3,038
                              2006       $15.637      $16.057         2,966
                              2007       $16.057      $18.477         2,866
                              2008       $18.477      $ 9.612         1,800
                              2009       $ 9.612      $14.710         1,651
                              2010       $14.710      $18.321         1,394
                              2011       $18.321      $16.251         1,281
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.331         6,986
                              2004       $13.331      $14.941        13,813
                              2005       $14.941      $16.399        26,405
                              2006       $16.399      $19.359        29,992
                              2007       $19.359      $20.409        24,360
                              2008       $20.409      $11.699        23,701
                              2009       $11.699      $15.932        18,565
                              2010       $15.932      $19.050        10,898
                              2011       $19.050      $18.797         9,264

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.439        3,467
                              2004       $11.439      $13.465        4,948
                              2005       $13.465      $15.069        5,433
                              2006       $15.069      $17.701        5,396
                              2007       $17.701      $20.791        5,124
                              2008       $20.791      $13.541        4,825
                              2009       $13.541      $15.746        4,128
                              2010       $15.746      $16.449          783
                              2011       $16.449      $18.644          780
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.164          433
                              2004       $12.164      $13.388          887
                              2005       $13.388      $16.080          884
                              2006       $16.080      $16.939          882
                              2007       $16.939      $19.788          423
                              2008       $19.788      $ 9.875          418
                              2009       $ 9.875      $16.338          415
                              2010       $16.338      $20.103          412
                              2011       $20.103      $18.179            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.617        1,183
                              2004       $12.617      $13.888        1,179
                              2005       $13.888      $14.728        1,176
                              2006       $14.728      $18.720          711
                              2007       $18.720      $21.128          707
                              2008       $21.128      $11.817          703
                              2009       $11.817      $14.734          697
                              2010       $14.734      $15.423            0
                              2011       $15.423      $13.606            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.530          453
                              2004       $12.530      $13.768          453
                              2005       $13.768      $14.343          453
                              2006       $14.343      $16.612            0
                              2007       $16.612      $18.967            0
                              2008       $18.967      $10.401            0
                              2009       $10.401      $ 9.918            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.251         5,174
                              2004       $10.251      $10.541        26,917
                              2005       $10.541      $10.633        58,872
                              2006       $10.633      $10.962        66,170
                              2007       $10.962      $11.341        53,457
                              2008       $11.341      $10.087        39,558
                              2009       $10.087      $12.072        37,915
                              2010       $12.072      $12.878        31,616
                              2011       $12.878      $13.197        21,817
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.960           773
                              2004       $ 9.960      $ 9.861        32,548
                              2005       $ 9.861      $ 9.797        33,800
                              2006       $ 9.797      $ 9.974        34,401
                              2007       $ 9.974      $10.032        25,675
                              2008       $10.032      $ 8.324        20,027
                              2009       $ 8.324      $ 8.598        17,764
                              2010       $ 8.598      $ 8.601        17,690
                              2011       $ 8.601      $ 8.624        17,615
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.879             0
                              2004       $ 9.879      $ 9.727         8,476
                              2005       $ 9.727      $ 9.761        20,645
                              2006       $ 9.761      $ 9.968        21,529
                              2007       $ 9.968      $10.209        20,634
                              2008       $10.209      $10.210        13,168
                              2009       $10.210      $ 9.993        15,214
                              2010       $ 9.993      $ 9.780        15,360
                              2011       $ 9.780      $ 9.572        15,013
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.816         2,560
                              2004       $11.816      $12.819         5,789
                              2005       $12.819      $14.791         6,375
                              2006       $14.791      $15.042         4,854
                              2007       $15.042      $17.550         3,902
                              2008       $17.550      $ 8.974         3,552
                              2009       $ 8.974      $15.004         2,969
                              2010       $15.004      $18.710         1,318
                              2011       $18.710      $17.035           712
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.965         8,755
                              2004       $11.965      $12.893         9,023
                              2005       $12.893      $13.635         8,859
                              2006       $13.635      $15.313         7,106
                              2007       $15.313      $16.238         5,444
                              2008       $16.238      $12.045         3,476
                              2009       $12.045      $14.078         3,445
                              2010       $14.078      $14.672           121
                              2011       $14.672      $13.191           120

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.462             0
                              2007       $ 9.462      $11.401             0
                              2008       $11.401      $ 6.264             0
                              2009       $ 6.264      $ 8.681           355
                              2010       $ 8.681      $10.555           352
                              2011       $10.555      $ 9.550           232
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.670             0
                              2007       $10.670      $11.039             0
                              2008       $11.039      $ 9.218             0
                              2009       $ 9.218      $11.769           146
                              2010       $11.769      $12.905           145
                              2011       $12.905      $13.415           145
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.087           109
                              2007       $10.087      $10.914           118
                              2008       $10.914      $ 9.918         1,232
                              2009       $ 9.918      $11.480         3,862
                              2010       $11.480      $12.134         3,777
                              2011       $12.134      $13.248         2,834
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.269         3,021
                              2007       $10.269      $10.918         6,040
                              2008       $10.918      $11.188         3,054
                              2009       $11.188      $12.477        11,679
                              2010       $12.477      $13.188         8,430
                              2011       $13.188      $13.359         5,303
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.866         9,285
                              2010       $ 7.866      $ 8.668         8,102
                              2011       $ 8.668      $ 8.646         7,267
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $12.114             0
                              2004       $11.276      $11.941         3,838
                              2005       $11.941      $12.154         4,667
                              2006       $12.154      $13.312         4,646
                              2007       $13.312      $13.150         4,625
                              2008       $13.150      $ 7.628         3,751
                              2009       $ 7.628      $ 9.378         3,723
                              2010       $ 9.378      $10.171         3,492
                              2011       $10.171      $10.229             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.247        2,013
                              2004       $12.247      $13.317        5,001
                              2005       $13.317      $13.714        5,245
                              2006       $13.714      $15.557        3,029
                              2007       $15.557      $14.303        3,020
                              2008       $14.303      $ 8.580          649
                              2009       $ 8.580      $10.900          644
                              2010       $10.900      $12.200          639
                              2011       $12.200      $11.385          635
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.615        1,231
                              2004       $12.615      $14.345        2,597
                              2005       $14.345      $15.751        2,710
                              2006       $15.751      $19.688        1,660
                              2007       $19.688      $20.876        2,581
                              2008       $20.876      $11.450        2,225
                              2009       $11.450      $13.965        2,095
                              2010       $13.965      $15.037        1,991
                              2011       $15.037      $12.223          119
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.114        3,860
                              2004       $12.114      $13.353            0
                              2005       $13.353      $14.219            0
                              2006       $14.219      $15.854            0
                              2007       $15.854      $14.712            0
                              2008       $14.712      $ 8.703            0
                              2009       $ 8.703      $11.142            0
                              2010       $11.142      $12.421            0
                              2011       $12.421      $12.161            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.885        6,281
                              2006       $10.885      $12.358        8,968
                              2007       $12.358      $11.501        9,518
                              2008       $11.501      $ 6.217        9,982
                              2009       $ 6.217      $ 5.850            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.684        6,603
                              2004       $11.684      $12.009        6,296
                              2005       $12.009      $12.422        8,555
                              2006       $12.422      $12.818        8,398
                              2007       $12.818      $13.235        8,288
                              2008       $13.235      $ 8.155        4,749
                              2009       $ 8.155      $13.080        4,205
                              2010       $13.080      $15.462        3,538
                              2011       $15.462      $12.431          133

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.254           474
                              2004       $11.254      $12.123         1,823
                              2005       $12.123      $13.304         2,863
                              2006       $13.304      $14.427         2,743
                              2007       $14.427      $15.019         2,709
                              2008       $15.019      $12.496         2,007
                              2009       $12.496      $15.911           860
                              2010       $15.911      $17.088           857
                              2011       $17.088      $17.874           853
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.826           415
                              2004       $14.826      $17.846         1,308
                              2005       $17.846      $23.363         2,743
                              2006       $23.363      $31.362         3,003
                              2007       $31.362      $43.104         3,423
                              2008       $43.104      $18.246         3,351
                              2009       $18.246      $30.375         3,544
                              2010       $30.375      $35.358         2,260
                              2011       $35.358      $28.292         1,732
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.180         4,298
                              2004       $12.180      $13.441        17,277
                              2005       $13.441      $14.730        32,627
                              2006       $14.730      $17.516        33,418
                              2007       $17.516      $18.816        18,546
                              2008       $18.816      $13.084        16,281
                              2009       $13.084      $16.590        15,011
                              2010       $16.590      $18.515        13,083
                              2011       $18.515      $19.760         8,590
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.555           600
                              2004       $11.647      $12.245           987
                              2005       $12.245      $13.839           982
                              2006       $13.839      $14.059           977
                              2007       $14.059      $16.737           840
                              2008       $16.737      $ 8.296           662
                              2009       $ 8.296      $13.407           657
                              2010       $13.407      $16.088           652
                              2011       $16.088      $15.265         2,416

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.040         5,065
                              2004       $13.040      $15.502         7,856
                              2005       $15.502      $17.796        11,875
                              2006       $17.796      $19.007        12,553
                              2007       $19.007      $22.804         7,715
                              2008       $22.804      $11.868         7,174
                              2009       $11.868      $18.276         5,710
                              2010       $18.276      $23.657         2,678
                              2011       $23.657      $21.491         3,472
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.543         1,317
                              2004       $13.543      $15.764         5,166
                              2005       $15.764      $17.415         7,762
                              2006       $17.415      $19.061         6,740
                              2007       $19.061      $19.203         3,444
                              2008       $19.203      $11.193         2,442
                              2009       $11.193      $16.063         1,544
                              2010       $16.063      $19.894         1,521
                              2011       $19.894      $17.772         1,540
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.711         1,331
                              2004       $12.711      $16.927         4,396
                              2005       $16.927      $19.341         5,815
                              2006       $19.341      $26.058         5,685
                              2007       $26.058      $21.093         5,001
                              2008       $21.093      $12.785         4,609
                              2009       $12.785      $16.077         4,168
                              2010       $16.077      $20.379         3,383
                              2011       $20.379      $21.073         1,751



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.238       277,534
                              2004       $12.238      $13.313       471,100
                              2005       $13.313      $13.621       461,462
                              2006       $13.621      $15.586       380,642
                              2007       $15.586      $15.984       239,660
                              2008       $15.984      $ 9.271       187,823
                              2009       $ 9.271      $10.914       169,365
                              2010       $10.914      $12.041       150,816
                              2011       $12.041      $12.493       125,694
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.403        93,650
                              2004       $12.403      $13.894       138,286
                              2005       $13.894      $15.172       163,917
                              2006       $15.172      $14.657       150,349
                              2007       $14.657      $16.149        96,224
                              2008       $16.149      $ 9.067        67,151
                              2009       $ 9.067      $11.783        62,198
                              2010       $11.783      $13.230        57,546
                              2011       $13.230      $13.067        47,309
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.829        66,043
                              2006       $11.829      $15.635       138,391
                              2007       $15.635      $16.144       123,743
                              2008       $16.144      $ 7.376       114,585
                              2009       $ 7.376      $ 9.694       102,356
                              2010       $ 9.694      $ 9.889        85,660
                              2011       $ 9.889      $ 7.793        84,699

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.441        77,211
                              2004       $11.441      $12.124        89,146
                              2005       $12.124      $13.620        84,651
                              2006       $13.620      $13.237        78,333
                              2007       $13.237      $14.708        49,147
                              2008       $14.708      $ 8.657        37,492
                              2009       $ 8.657      $11.609        32,457
                              2010       $11.609      $12.472        28,850
                              2011       $12.472      $11.800        26,336
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.558       176,450
                              2004       $13.558      $15.791       256,873
                              2005       $15.791      $16.471       268,900
                              2006       $16.471      $18.399       249,260
                              2007       $18.399      $18.269       180,464
                              2008       $18.269      $11.481       118,859
                              2009       $11.481      $16.019       101,466
                              2010       $16.019      $19.835        82,113
                              2011       $19.835      $17.729        69,161
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.911         7,567
                              2006       $10.911      $13.180        24,298
                              2007       $13.180      $15.732        27,774
                              2008       $15.732      $ 9.731        28,934
                              2009       $ 9.731      $10.473             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.691         6,734
                              2006       $10.691      $12.657        16,577
                              2007       $12.657      $11.863        13,435
                              2008       $11.863      $ 6.844        10,921
                              2009       $ 6.844      $ 8.102        29,353
                              2010       $ 8.102      $ 8.830        26,939
                              2011       $ 8.830      $ 8.310         8,403
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.844       110,952
                              2006       $11.844      $12.910       223,243
                              2007       $12.910      $14.810       197,168
                              2008       $14.810      $ 8.301       169,001
                              2009       $ 8.301      $10.999       140,575
                              2010       $10.999      $12.580       130,424
                              2011       $12.580      $11.962        95,465

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.046        32,504
                              2006       $11.046      $12.194        53,049
                              2007       $12.194      $13.340        45,699
                              2008       $13.340      $ 7.580        40,155
                              2009       $ 7.580      $ 9.417        34,028
                              2010       $ 9.417      $10.551        36,213
                              2011       $10.551      $10.461        30,648
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.434        26,603
                              2006       $10.434      $11.331        42,013
                              2007       $11.331      $11.364        31,114
                              2008       $11.364      $ 8.320        28,711
                              2009       $ 8.320      $11.675        25,485
                              2010       $11.675      $12.981        23,344
                              2011       $12.981      $13.169        17,981
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.062        32,158
                              2006       $12.062      $13.262        82,918
                              2007       $13.262      $14.959        59,819
                              2008       $14.959      $ 8.836        36,133
                              2009       $ 8.836      $12.078        34,095
                              2010       $12.078      $15.190        30,708
                              2011       $15.190      $13.245        23,772
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.172         8,239
                              2007       $10.172      $10.441        15,509
                              2008       $10.441      $10.495       105,926
                              2009       $10.495      $10.314        61,696
                              2010       $10.314      $10.095        54,685
                              2011       $10.095      $ 9.876        58,475
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.110         8,318
                              2006       $11.110      $11.432        18,843
                              2007       $11.432      $12.782        18,602
                              2008       $12.782      $ 8.087        18,607
                              2009       $ 8.087      $10.518        17,686
                              2010       $10.518      $11.953        15,958
                              2011       $11.953      $11.130        16,145
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.652        52,584
                              2005       $10.652      $10.764        78,167
                              2006       $10.764      $11.515        73,151
                              2007       $11.515      $11.568        52,208
                              2008       $11.568      $ 8.669        36,816
                              2009       $ 8.669      $12.100        40,274
                              2010       $12.100      $13.404        38,350
                              2011       $13.404      $13.709        31,133

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.194        44,492
                              2005       $11.194      $11.126       177,011
                              2006       $11.126      $12.868       261,557
                              2007       $12.868      $13.057       222,210
                              2008       $13.057      $ 8.984       147,196
                              2009       $ 8.984      $11.915       124,837
                              2010       $11.915      $13.131       109,967
                              2011       $13.131      $13.150        97,622
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.335        13,238
                              2006       $11.335      $13.644        25,416
                              2007       $13.644      $14.925        28,427
                              2008       $14.925      $10.444        25,708
                              2009       $10.444      $12.597        26,403
                              2010       $12.597      $13.794        26,484
                              2011       $13.794      $13.094        24,539
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.907        54,414
                              2005       $10.907      $11.795       159,178
                              2006       $11.795      $13.658       168,312
                              2007       $13.658      $13.822       155,420
                              2008       $13.822      $ 8.502       101,397
                              2009       $ 8.502      $10.482        94,109
                              2010       $10.482      $11.401        89,044
                              2011       $11.401      $11.035        69,702
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.472        44,548
                              2005       $11.472      $12.363       159,191
                              2006       $12.363      $14.686       186,375
                              2007       $14.686      $16.583       147,468
                              2008       $16.583      $ 9.670       110,661
                              2009       $ 9.670      $12.962        86,751
                              2010       $12.962      $13.744        82,261
                              2011       $13.744      $12.014        67,375
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.481        28,322
                              2006       $10.481      $12.573        32,527
                              2007       $12.573      $12.327        37,122
                              2008       $12.327      $ 7.992        29,307
                              2009       $ 7.992      $ 9.249        25,690
                              2010       $ 9.249      $10.060        19,407
                              2011       $10.060      $ 9.146        20,461

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.331        43,869
                              2006       $11.331      $12.875        56,937
                              2007       $12.875      $12.926        47,948
                              2008       $12.926      $ 8.001        32,717
                              2009       $ 8.001      $10.420        27,185
                              2010       $10.420      $12.740        23,558
                              2011       $12.740      $11.667        19,988
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.298        52,812
                              2006       $11.298      $12.407        79,751
                              2007       $12.407      $10.106        70,057
                              2008       $10.106      $ 6.539        51,695
                              2009       $ 6.539      $ 8.166        46,668
                              2010       $ 8.166      $10.393        40,834
                              2011       $10.393      $10.234        27,806
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.226        25,852
                              2006       $11.226      $12.397        43,952
                              2007       $12.397      $11.839        43,162
                              2008       $11.839      $ 7.349        38,912
                              2009       $ 7.349      $ 8.708        34,505
                              2010       $ 8.708      $ 9.611        30,050
                              2011       $ 9.611      $ 9.781        25,644
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.843        55,933
                              2004       $12.843      $13.924       135,750
                              2005       $13.924      $14.359       134,196
                              2006       $14.359      $15.863       115,549
                              2007       $15.863      $15.725        89,265
                              2008       $15.725      $ 7.397        83,058
                              2009       $ 7.397      $10.689        67,911
                              2010       $10.689      $11.181        60,305
                              2011       $11.181      $10.565        54,114
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.193        24,559
                              2004       $12.193      $12.681        31,399
                              2005       $12.681      $13.468        29,969
                              2006       $13.468      $13.972        22,409
                              2007       $13.972      $15.268        14,809
                              2008       $15.268      $ 8.567        13,998
                              2009       $ 8.567      $10.116        13,428
                              2010       $10.116      $11.399         9,420
                              2011       $11.399      $10.245         8,282

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.738        71,484
                              2007       $10.738      $11.329        42,300
                              2008       $11.329      $ 7.721        22,600
                              2009       $ 7.721      $ 9.665        18,698
                              2010       $ 9.665      $10.328        17,552
                              2011       $10.328      $10.072        13,349
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.185       267,578
                              2004       $12.185      $12.897       458,569
                              2005       $12.897      $13.291       450,933
                              2006       $13.291      $14.408       393,926
                              2007       $14.408      $14.641       301,052
                              2008       $14.641      $ 9.099       215,314
                              2009       $ 9.099      $11.030       187,716
                              2010       $11.030      $11.889       170,640
                              2011       $11.889      $11.622       145,389
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.892       126,971
                              2004       $12.892      $14.457       162,492
                              2005       $14.457      $15.014       165,660
                              2006       $15.014      $17.859       108,014
                              2007       $17.859      $18.647        74,726
                              2008       $18.647      $10.745        58,340
                              2009       $10.745      $12.203        46,846
                              2010       $12.203      $13.354        41,410
                              2011       $13.354      $14.370             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.262       204,088
                              2004       $11.262      $12.069       273,137
                              2005       $12.069      $12.033       254,332
                              2006       $12.033      $12.830       195,795
                              2007       $12.830      $13.037       132,897
                              2008       $13.037      $ 9.794        78,759
                              2009       $ 9.794      $13.820        70,244
                              2010       $13.820      $14.863        60,481
                              2011       $14.863      $14.779        54,098
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.595       320,091
                              2004       $11.595      $12.556       286,648
                              2005       $12.556      $13.106       246,343
                              2006       $13.106      $14.610       190,453
                              2007       $14.610      $14.697       114,959
                              2008       $14.697      $10.574        36,377
                              2009       $10.574      $12.917        27,690
                              2010       $12.917      $14.168        25,632
                              2011       $14.168      $15.042             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.860         17,690
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.760         24,971
                              2005       $10.760      $11.290         42,211
                              2006       $11.290      $12.256         28,002
                              2007       $12.256      $13.099         25,004
                              2008       $13.099      $ 9.137         17,701
                              2009       $ 9.137      $11.605         17,271
                              2010       $11.605      $12.915         17,035
                              2011       $12.915      $11.811         16,517
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.040        824,844
                              2004       $12.040      $12.988      1,077,618
                              2005       $12.988      $13.268      1,117,999
                              2006       $13.268      $14.953        755,774
                              2007       $14.953      $15.355        542,826
                              2008       $15.355      $ 9.421        424,571
                              2009       $ 9.421      $11.617        383,005
                              2010       $11.617      $13.020        336,174
                              2011       $13.020      $12.931        304,464
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.781        125,667
                              2004       $11.781      $12.304        193,511
                              2005       $12.304      $12.955        180,627
                              2006       $12.955      $13.004        154,909
                              2007       $13.004      $14.835        105,360
                              2008       $14.835      $ 7.383         91,914
                              2009       $ 7.383      $11.962         79,520
                              2010       $11.962      $13.989         62,793
                              2011       $13.989      $12.809         47,622
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.449        655,134
                              2004       $12.449      $14.299      1,096,537
                              2005       $14.299      $14.561      1,226,804
                              2006       $14.560      $16.530      1,091,262
                              2007       $16.529      $15.788        837,644
                              2008       $15.788      $ 9.913        623,013
                              2009       $ 9.913      $12.451        532,205
                              2010       $12.451      $14.090        461,065
                              2011       $14.090      $13.491        380,276

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.551       121,225
                              2004       $11.551      $12.599       205,734
                              2005       $12.599      $13.234       244,369
                              2006       $13.234      $14.573       249,684
                              2007       $14.573      $14.731       205,573
                              2008       $14.731      $11.140       135,805
                              2009       $11.140      $13.347       127,716
                              2010       $13.347      $14.625       114,346
                              2011       $14.625      $14.120       119,101
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.596        35,488
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.347       393,399
                              2004       $12.347      $13.782       630,045
                              2005       $13.782      $14.792       680,044
                              2006       $14.792      $16.780       576,441
                              2007       $16.780      $16.825       423,444
                              2008       $16.825      $11.155       308,714
                              2009       $11.155      $13.541       270,755
                              2010       $13.541      $14.860       244,942
                              2011       $14.860      $14.206       198,974
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.695        12,462
                              2007       $10.695      $11.951        16,415
                              2008       $11.951      $ 6.017        21,446
                              2009       $ 6.017      $ 8.036        18,506
                              2010       $ 8.036      $ 8.638        18,360
                              2011       $ 8.638      $ 9.388             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.785        49,153
                              2004       $12.785      $14.368        62,246
                              2005       $14.368      $15.616        51,588
                              2006       $15.616      $16.027        41,853
                              2007       $16.027      $18.433        30,347
                              2008       $18.433      $ 9.585        26,141
                              2009       $ 9.585      $14.660        27,036
                              2010       $14.660      $18.250        23,467
                              2011       $18.250      $16.180        24,045
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.327       244,477
                              2004       $13.327      $14.928       355,385
                              2005       $14.928      $16.376       406,828
                              2006       $16.376      $19.322       389,607
                              2007       $19.322      $20.360       256,344
                              2008       $20.360      $11.665       204,124
                              2009       $11.665      $15.878       171,970
                              2010       $15.878      $18.975       143,579
                              2011       $18.975      $18.714       124,469

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.435        62,846
                              2004       $11.435      $13.453        75,392
                              2005       $13.453      $15.048        79,540
                              2006       $15.048      $17.668        63,188
                              2007       $17.668      $20.742        40,381
                              2008       $20.742      $13.501        27,248
                              2009       $13.501      $15.693        21,853
                              2010       $15.693      $16.385        17,479
                              2011       $16.385      $18.562        12,845
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.159        44,604
                              2004       $12.159      $13.377        60,921
                              2005       $13.377      $16.058        64,320
                              2006       $16.058      $16.908        66,199
                              2007       $16.908      $19.741        43,043
                              2008       $19.741      $ 9.847        35,522
                              2009       $ 9.847      $16.283        28,917
                              2010       $16.283      $20.024        23,471
                              2011       $20.024      $18.099        21,292
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.613        67,863
                              2004       $12.613      $13.877       156,850
                              2005       $13.877      $14.708       143,222
                              2006       $14.708      $18.685       122,372
                              2007       $18.685      $21.078        70,122
                              2008       $21.078      $11.783        48,437
                              2009       $11.783      $14.684        42,739
                              2010       $14.684      $15.362        33,381
                              2011       $15.362      $13.546        29,089
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.526        19,012
                              2004       $12.526      $13.757        32,344
                              2005       $13.757      $14.323        31,446
                              2006       $14.323      $16.581        27,626
                              2007       $16.581      $18.922        22,449
                              2008       $18.922      $10.371        11,269
                              2009       $10.371      $ 9.888             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.248       289,179
                              2004       $10.248      $10.532       594,307
                              2005       $10.532      $10.619       747,610
                              2006       $10.619      $10.942       759,383
                              2007       $10.942      $11.314       539,224
                              2008       $11.314      $10.058       381,679
                              2009       $10.058      $12.031       341,686
                              2010       $12.031      $12.828       305,259
                              2011       $12.828      $13.139       254,012
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.957       452,073
                              2004       $ 9.957      $ 9.853       696,704
                              2005       $ 9.853      $ 9.783       724,367
                              2006       $ 9.783      $ 9.955       630,265
                              2007       $ 9.955      $10.008       441,319
                              2008       $10.008      $ 8.300       315,812
                              2009       $ 8.300      $ 8.569       276,457
                              2010       $ 8.569      $ 8.567       243,713
                              2011       $ 8.567      $ 8.586       208,390
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.875       255,876
                              2004       $ 9.875      $ 9.719       408,491
                              2005       $ 9.719      $ 9.747       515,426
                              2006       $ 9.747      $ 9.950       471,801
                              2007       $ 9.950      $10.185       344,013
                              2008       $10.185      $10.180       435,889
                              2009       $10.180      $ 9.959       275,219
                              2010       $ 9.959      $ 9.742       248,763
                              2011       $ 9.742      $ 9.530       246,563
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.812       226,790
                              2004       $11.812      $12.808       418,173
                              2005       $12.808      $14.771       364,651
                              2006       $14.771      $15.014       321,931
                              2007       $15.014      $17.509       210,705
                              2008       $17.509      $ 8.948       193,466
                              2009       $ 8.948      $14.953       143,445
                              2010       $14.953      $18.637       121,747
                              2011       $18.637      $16.960       103,575
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.961       282,474
                              2004       $11.961      $12.882       340,508
                              2005       $12.882      $13.617       485,883
                              2006       $13.617      $15.284       477,887
                              2007       $15.284      $16.199       405,124
                              2008       $16.199      $12.010       365,529
                              2009       $12.010      $14.030       327,584
                              2010       $14.030      $14.615       309,324
                              2011       $14.615      $13.133       252,241

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.458         1,900
                              2007       $ 9.458      $11.391         2,207
                              2008       $11.391      $ 6.255         3,428
                              2009       $ 6.255      $ 8.664        15,674
                              2010       $ 8.664      $10.530        15,488
                              2011       $10.530      $ 9.523        18,575
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.666             0
                              2007       $10.666      $11.029           158
                              2008       $11.029      $ 9.206           156
                              2009       $ 9.206      $11.747         6,709
                              2010       $11.747      $12.874         8,503
                              2011       $12.874      $13.376         8,532
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.084         9,624
                              2007       $10.084      $10.905        59,629
                              2008       $10.905      $ 9.905        20,223
                              2009       $ 9.905      $11.459        32,937
                              2010       $11.459      $12.105        54,777
                              2011       $12.105      $13.210        54,787
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.265        51,878
                              2007       $10.265      $10.908        88,914
                              2008       $10.908      $11.173        64,994
                              2009       $11.173      $12.453       108,203
                              2010       $12.453      $13.157       116,974
                              2011       $13.157      $13.321       108,790
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.847        35,687
                              2010       $ 7.847      $ 8.643        29,714
                              2011       $ 8.643      $ 8.617        34,408
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.273        82,468
                              2004       $11.273      $11.931        84,357
                              2005       $11.931      $12.137        88,473
                              2006       $12.137      $13.287        43,643
                              2007       $13.287      $13.119        30,728
                              2008       $13.119      $ 7.606         8,110
                              2009       $ 7.606      $ 9.346         7,592
                              2010       $ 9.346      $10.131         5,567
                              2011       $10.131      $10.184         4,512

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.243        58,692
                              2004       $12.243      $13.306        59,039
                              2005       $13.306      $13.695        41,400
                              2006       $13.695      $15.528        35,746
                              2007       $15.528      $14.269        26,324
                              2008       $14.269      $ 8.555        17,931
                              2009       $ 8.555      $10.863        16,122
                              2010       $10.863      $12.152        14,260
                              2011       $12.152      $11.335        12,468
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.611       135,204
                              2004       $12.611      $14.333       206,538
                              2005       $14.333      $15.730       216,306
                              2006       $15.730      $19.651       196,507
                              2007       $19.651      $20.827       148,946
                              2008       $20.827      $11.417       119,418
                              2009       $11.417      $13.918       108,889
                              2010       $13.918      $14.978       100,114
                              2011       $14.978      $12.169        93,347
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.109        16,090
                              2004       $12.109      $13.342        13,320
                              2005       $13.342      $14.199        12,693
                              2006       $14.199      $15.825         9,295
                              2007       $15.825      $14.676         4,661
                              2008       $14.676      $ 8.678         3,060
                              2009       $ 8.678      $11.104         2,294
                              2010       $11.104      $12.373         1,935
                              2011       $12.373      $12.107         1,913
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.881        22,360
                              2006       $10.881      $12.348        41,591
                              2007       $12.348      $11.485        39,361
                              2008       $11.485      $ 6.206        42,879
                              2009       $ 6.206      $ 5.838             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.680        67,965
                              2004       $11.680      $11.999       140,747
                              2005       $11.999      $12.405       143,701
                              2006       $12.405      $12.794       138,122
                              2007       $12.794      $13.203       108,797
                              2008       $13.203      $ 8.131        90,319
                              2009       $ 8.131      $13.035        89,941
                              2010       $13.035      $15.402        59,189
                              2011       $15.402      $12.376        65,292

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.250        57,041
                              2004       $11.250      $12.113        93,841
                              2005       $12.113      $13.286        95,129
                              2006       $13.286      $14.400        77,686
                              2007       $14.400      $14.984        53,383
                              2008       $14.984      $12.460        36,335
                              2009       $12.460      $15.857        32,153
                              2010       $15.857      $17.021        26,798
                              2011       $17.021      $17.795        18,813
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.821        42,601
                              2004       $14.821      $17.831        65,654
                              2005       $17.831      $23.331        70,168
                              2006       $23.331      $31.304        65,118
                              2007       $31.304      $43.002        40,744
                              2008       $43.002      $18.193        26,507
                              2009       $18.193      $30.272        25,846
                              2010       $30.272      $35.220        24,049
                              2011       $35.220      $28.167        18,434
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.176       138,989
                              2004       $12.176      $13.430       338,404
                              2005       $13.430      $14.710       427,400
                              2006       $14.710      $17.484       413,409
                              2007       $17.484      $18.771       298,219
                              2008       $18.771      $13.046       205,327
                              2009       $13.046      $16.533       183,166
                              2010       $16.533      $18.443       152,270
                              2011       $18.443      $19.672       116,845
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.643        85,176
                              2004       $11.643      $12.234       121,185
                              2005       $12.234      $13.820       120,983
                              2006       $13.820      $14.033        85,592
                              2007       $14.033      $16.697        48,104
                              2008       $16.697      $ 8.272        35,334
                              2009       $ 8.272      $13.362        27,584
                              2010       $13.362      $16.025        25,332
                              2011       $16.025      $15.198        18,783

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.036       109,434
                              2004       $13.036      $15.489       212,738
                              2005       $15.489      $17.772       207,828
                              2006       $17.772      $18.972       192,692
                              2007       $18.972      $22.750        97,054
                              2008       $22.750      $11.833        79,767
                              2009       $11.833      $18.214        65,144
                              2010       $18.214      $23.565        59,564
                              2011       $23.565      $21.396        49,693
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.538       120,352
                              2004       $13.538      $15.751       163,900
                              2005       $15.751      $17.392       142,099
                              2006       $17.392      $19.025       124,747
                              2007       $19.025      $19.158        87,167
                              2008       $19.158      $11.161        72,438
                              2009       $11.161      $16.008        65,891
                              2010       $16.008      $19.816        55,682
                              2011       $19.816      $17.694        47,970
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.707       129,264
                              2004       $12.707      $16.912       225,344
                              2005       $16.912      $19.314       234,012
                              2006       $19.314      $26.009       195,147
                              2007       $26.009      $21.043       136,277
                              2008       $21.043      $12.748        93,838
                              2009       $12.748      $16.022        88,942
                              2010       $16.022      $20.299        77,263
                              2011       $20.299      $20.979        54,871



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.05



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.234         5,306
                              2004       $12.234      $13.302        10,509
                              2005       $13.302      $13.602        12,085
                              2006       $13.602      $15.557         7,522
                              2007       $15.557      $15.946         6,038
                              2008       $15.946      $ 9.245         2,605
                              2009       $ 9.245      $10.876         2,274
                              2010       $10.876      $11.994         2,003
                              2011       $11.994      $12.438         1,781
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.399         6,055
                              2004       $12.399      $13.883        10,818
                              2005       $13.883      $15.152        11,428
                              2006       $15.152      $14.629         6,525
                              2007       $14.629      $16.111         5,189
                              2008       $16.111      $ 9.040         2,170
                              2009       $ 9.040      $11.743         2,048
                              2010       $11.743      $13.179         1,949
                              2011       $13.179      $13.009         8,128
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.825        11,641
                              2006       $11.825      $15.621        10,084
                              2007       $15.621      $16.122        10,462
                              2008       $16.122      $ 7.363        29,728
                              2009       $ 7.363      $ 9.671        25,423
                              2010       $ 9.671      $ 9.861        27,239
                              2011       $ 9.861      $ 7.766         6,128

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.437         9,639
                              2004       $11.437      $12.114        13,913
                              2005       $12.114      $13.601        14,430
                              2006       $13.601      $13.212        11,757
                              2007       $13.212      $14.673         8,853
                              2008       $14.673      $ 8.632         2,465
                              2009       $ 8.632      $11.570             0
                              2010       $11.570      $12.423             0
                              2011       $12.423      $11.748             0
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.554         3,816
                              2004       $13.554      $15.778        14,353
                              2005       $15.778      $16.448        20,816
                              2006       $16.448      $18.365        17,820
                              2007       $18.365      $18.225        14,932
                              2008       $18.225      $11.447        11,911
                              2009       $11.447      $15.965         4,732
                              2010       $15.965      $19.757         4,337
                              2011       $19.757      $17.650         3,312
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.907        12,280
                              2006       $10.907      $13.169        11,694
                              2007       $13.169      $15.710        11,642
                              2008       $15.710      $ 9.713         5,754
                              2009       $ 9.713      $10.449             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.687         1,019
                              2006       $10.687      $12.646         1,638
                              2007       $12.646      $11.846         2,368
                              2008       $11.846      $ 6.831         2,667
                              2009       $ 6.831      $ 8.083         2,634
                              2010       $ 8.083      $ 8.804         2,603
                              2011       $ 8.804      $ 8.282         2,661
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.840        10,277
                              2006       $11.840      $12.899        17,785
                              2007       $12.899      $14.790        16,723
                              2008       $14.790      $ 8.286        14,440
                              2009       $ 8.286      $10.973        14,417
                              2010       $10.973      $12.543        11,825
                              2011       $12.543      $11.922         8,909

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.042         4,301
                              2006       $11.042      $12.184         8,324
                              2007       $12.184      $13.321         7,088
                              2008       $13.321      $ 7.566        11,164
                              2009       $ 7.566      $ 9.395         8,624
                              2010       $ 9.395      $10.521         8,096
                              2011       $10.521      $10.425         1,413
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.430        10,513
                              2006       $10.430      $11.322        10,306
                              2007       $11.322      $11.348        10,120
                              2008       $11.348      $ 8.305         8,137
                              2009       $ 8.305      $11.648         6,803
                              2010       $11.648      $12.944         6,527
                              2011       $12.944      $13.125         6,031
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.058         7,502
                              2006       $12.058      $13.251        11,283
                              2007       $13.251      $14.939        10,302
                              2008       $14.939      $ 8.820         6,922
                              2009       $ 8.820      $12.050         4,647
                              2010       $12.050      $15.146         4,136
                              2011       $15.146      $13.200        11,827
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.168            31
                              2007       $10.168      $10.432            31
                              2008       $10.432      $10.481         7,690
                              2009       $10.481      $10.295         4,106
                              2010       $10.295      $10.071         3,436
                              2011       $10.071      $ 9.847        15,321
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.106             0
                              2006       $11.106      $11.423            64
                              2007       $11.423      $12.764            59
                              2008       $12.764      $ 8.072         6,727
                              2009       $ 8.072      $10.492         6,593
                              2010       $10.492      $11.919         6,418
                              2011       $11.919      $11.093            30
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.648         4,457
                              2005       $10.648      $10.755         4,976
                              2006       $10.755      $11.500         4,622
                              2007       $11.500      $11.546           882
                              2008       $11.546      $ 8.648           312
                              2009       $ 8.648      $12.065           446
                              2010       $12.065      $13.359           219
                              2011       $13.359      $13.656            88

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.191           275
                              2005       $11.191      $11.116         9,823
                              2006       $11.116      $12.850        80,733
                              2007       $12.850      $13.033        67,912
                              2008       $13.033      $ 8.962        31,391
                              2009       $ 8.962      $11.880        29,821
                              2010       $11.880      $13.086        26,877
                              2011       $13.086      $13.099        21,132
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.331         1,399
                              2006       $11.331      $13.632         1,392
                              2007       $13.632      $14.904         1,386
                              2008       $14.904      $10.424             0
                              2009       $10.424      $12.567             0
                              2010       $12.567      $13.755             0
                              2011       $13.755      $13.049             0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.903           283
                              2005       $10.903      $11.785         6,896
                              2006       $11.785      $13.639         7,198
                              2007       $13.639      $13.796         6,946
                              2008       $13.796      $ 8.482         8,189
                              2009       $ 8.482      $10.452         6,664
                              2010       $10.452      $11.362         6,534
                              2011       $11.362      $10.992         4,085
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.468        13,436
                              2005       $11.468      $12.352        45,135
                              2006       $12.352      $14.666        45,428
                              2007       $14.666      $16.552        41,219
                              2008       $16.552      $ 9.647        30,388
                              2009       $ 9.647      $12.925        18,813
                              2010       $12.925      $13.698        17,907
                              2011       $13.698      $11.967        16,445
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.478         7,540
                              2006       $10.478      $12.562         7,686
                              2007       $12.562      $12.311         6,986
                              2008       $12.311      $ 7.977         7,811
                              2009       $ 7.977      $ 9.227         7,365
                              2010       $ 9.227      $10.030         7,319
                              2011       $10.030      $ 9.115         3,892

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.327        11,794
                              2006       $11.327      $12.865        11,607
                              2007       $12.865      $12.909        11,448
                              2008       $12.909      $ 7.986         7,153
                              2009       $ 7.986      $10.395         5,081
                              2010       $10.395      $12.703         3,416
                              2011       $12.703      $11.628         3,001
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.294        12,293
                              2006       $11.294      $12.396        15,206
                              2007       $12.396      $10.092        13,251
                              2008       $10.092      $ 6.527         9,801
                              2009       $ 6.527      $ 8.146        10,726
                              2010       $ 8.146      $10.363         9,863
                              2011       $10.363      $10.200         6,045
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.222         7,181
                              2006       $11.222      $12.386         7,376
                              2007       $12.386      $11.823         7,422
                              2008       $11.823      $ 7.335        13,811
                              2009       $ 7.335      $ 8.687        12,873
                              2010       $ 8.687      $ 9.583        12,748
                              2011       $ 9.583      $ 9.748         2,569
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.839         8,406
                              2004       $12.839      $13.912        19,238
                              2005       $13.912      $14.339        23,287
                              2006       $14.339      $15.833        20,804
                              2007       $15.833      $15.688        17,932
                              2008       $15.688      $ 7.376        10,269
                              2009       $ 7.376      $10.653         5,400
                              2010       $10.653      $11.137         3,151
                              2011       $11.137      $10.519           620
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.189             0
                              2004       $12.189      $12.670         4,768
                              2005       $12.670      $13.450         4,768
                              2006       $13.450      $13.946         4,768
                              2007       $13.946      $15.231         4,351
                              2008       $15.231      $ 8.543         4,351
                              2009       $ 8.543      $10.082         4,351
                              2010       $10.082      $11.355         4,351
                              2011       $11.355      $10.200             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.734         1,536
                              2007       $10.734      $11.319         1,534
                              2008       $11.319      $ 7.710         1,091
                              2009       $ 7.710      $ 9.647           331
                              2010       $ 9.647      $10.303           329
                              2011       $10.303      $10.043           328
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.181         5,330
                              2004       $12.181      $12.886        13,592
                              2005       $12.886      $13.273        15,708
                              2006       $13.273      $14.381        10,232
                              2007       $14.381      $14.606        10,339
                              2008       $14.606      $ 9.073           545
                              2009       $ 9.073      $10.992           541
                              2010       $10.992      $11.843           539
                              2011       $11.843      $11.571           536
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.887         7,015
                              2004       $12.887      $14.445        10,339
                              2005       $14.445      $14.994        10,113
                              2006       $14.994      $17.826         9,204
                              2007       $17.826      $18.603         8,357
                              2008       $18.603      $10.714         4,413
                              2009       $10.714      $12.161         3,522
                              2010       $12.161      $13.302         3,034
                              2011       $13.302      $14.311             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.258         2,556
                              2004       $11.258      $12.059         7,621
                              2005       $12.059      $12.016         8,858
                              2006       $12.016      $12.806         8,284
                              2007       $12.806      $13.006         3,738
                              2008       $13.006      $ 9.765         2,259
                              2009       $ 9.765      $13.773         2,142
                              2010       $13.773      $14.805         2,079
                              2011       $14.805      $14.714           319
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.591           632
                              2004       $11.591      $12.546        15,334
                              2005       $12.546      $13.088        19,845
                              2006       $13.088      $14.582        17,358
                              2007       $14.582      $14.662        11,805
                              2008       $14.662      $10.543         1,366
                              2009       $10.543      $12.873         1,359
                              2010       $12.873      $14.113         1,079
                              2011       $14.113      $14.980             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.837            61
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.756         1,832
                              2005       $10.756      $11.280         3,654
                              2006       $11.280      $12.239         3,182
                              2007       $12.239      $13.074         1,559
                              2008       $13.074      $ 9.116         1,550
                              2009       $ 9.116      $11.572         1,538
                              2010       $11.572      $12.871         1,037
                              2011       $12.871      $11.765           847
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.036         7,502
                              2004       $12.036      $12.977        23,014
                              2005       $12.977      $13.250        33,979
                              2006       $13.250      $14.925        32,961
                              2007       $14.925      $15.319        28,047
                              2008       $15.319      $ 9.394        27,000
                              2009       $ 9.394      $11.577        22,812
                              2010       $11.577      $12.969        22,142
                              2011       $12.969      $12.873         3,854
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.777         6,180
                              2004       $11.777      $12.294         9,015
                              2005       $12.294      $12.937        10,919
                              2006       $12.937      $12.980        10,090
                              2007       $12.980      $14.800         9,773
                              2008       $14.800      $ 7.362         7,407
                              2009       $ 7.362      $11.921         6,874
                              2010       $11.921      $13.934         4,648
                              2011       $13.934      $12.752         3,475
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.445        29,376
                              2004       $12.445      $14.286        69,418
                              2005       $14.286      $14.541       105,491
                              2006       $14.541      $16.498       105,033
                              2007       $16.498      $15.751        90,558
                              2008       $15.751      $ 9.885        66,246
                              2009       $ 9.885      $12.408        46,632
                              2010       $12.408      $14.035        41,038
                              2011       $14.035      $13.432        22,158

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.547         1,104
                              2004       $11.547      $12.589         3,036
                              2005       $12.589      $13.216         5,120
                              2006       $13.216      $14.545        43,423
                              2007       $14.545      $14.696        30,306
                              2008       $14.696      $11.108         8,544
                              2009       $11.108      $13.301         7,693
                              2010       $13.301      $14.568         6,130
                              2011       $14.568      $14.057         4,214
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.545           391
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.343        15,254
                              2004       $12.343      $13.771        21,461
                              2005       $13.771      $14.772        23,079
                              2006       $14.772      $16.749        16,168
                              2007       $16.749      $16.784        15,623
                              2008       $16.784      $11.123         7,971
                              2009       $11.123      $13.495         7,055
                              2010       $13.495      $14.802         6,089
                              2011       $14.802      $14.144         4,888
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.691            97
                              2007       $10.691      $11.941            91
                              2008       $11.941      $ 6.009        11,918
                              2009       $ 6.009      $ 8.021        11,594
                              2010       $ 8.021      $ 8.617        11,872
                              2011       $ 8.617      $ 9.364             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.781         7,649
                              2004       $12.781      $14.356        10,733
                              2005       $14.356      $15.595        11,628
                              2006       $15.595      $15.997         9,940
                              2007       $15.997      $18.389         8,119
                              2008       $18.389      $ 9.557         2,872
                              2009       $ 9.557      $14.610           659
                              2010       $14.610      $18.178           654
                              2011       $18.178      $16.108           649
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.322         2,251
                              2004       $13.322      $14.916         9,513
                              2005       $14.916      $16.354        18,922
                              2006       $16.354      $19.286        16,702
                              2007       $19.286      $20.312        13,754
                              2008       $20.312      $11.631        17,501
                              2009       $11.631      $15.824        14,213
                              2010       $15.824      $18.901        12,827
                              2011       $18.901      $18.631         2,491

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.431         5,133
                              2004       $11.431      $13.442        11,372
                              2005       $13.442      $15.028        12,371
                              2006       $15.028      $17.635        11,863
                              2007       $17.635      $20.692         9,179
                              2008       $20.692      $13.462         6,192
                              2009       $13.462      $15.639         1,479
                              2010       $15.639      $16.321         1,065
                              2011       $16.321      $18.480           116
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.155         5,483
                              2004       $12.155      $13.365         5,709
                              2005       $13.365      $16.036         3,667
                              2006       $16.036      $16.876         3,646
                              2007       $16.876      $19.694         3,626
                              2008       $19.694      $ 9.818         3,597
                              2009       $ 9.818      $16.227         3,569
                              2010       $16.227      $19.946         1,886
                              2011       $19.946      $18.019           260
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.609         1,804
                              2004       $12.609      $13.865         1,815
                              2005       $13.865      $14.688         1,571
                              2006       $14.688      $18.650             0
                              2007       $18.650      $21.028             0
                              2008       $21.028      $11.749             0
                              2009       $11.749      $14.634             0
                              2010       $14.634      $15.302             0
                              2011       $15.302      $13.486             0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.522           151
                              2004       $12.522      $13.745           692
                              2005       $13.745      $14.304           691
                              2006       $14.304      $16.550           690
                              2007       $16.550      $18.877           689
                              2008       $18.877      $10.341           541
                              2009       $10.341      $ 9.858             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.244         9,985
                              2004       $10.244      $10.523        26,882
                              2005       $10.523      $10.604        94,990
                              2006       $10.604      $10.921        95,172
                              2007       $10.921      $11.287        91,019
                              2008       $11.287      $10.029        59,160
                              2009       $10.029      $11.990        56,573
                              2010       $11.990      $12.778        56,049
                              2011       $12.778      $13.081        40,673
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.954         5,767
                              2004       $ 9.954      $ 9.845         6,840
                              2005       $ 9.845      $ 9.770         8,582
                              2006       $ 9.770      $ 9.936         2,459
                              2007       $ 9.936      $ 9.985         1,924
                              2008       $ 9.985      $ 8.275         1,156
                              2009       $ 8.275      $ 8.540         1,150
                              2010       $ 8.540      $ 8.534         1,144
                              2011       $ 8.534      $ 8.548         1,138
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.872           241
                              2004       $ 9.872      $ 9.710        13,407
                              2005       $ 9.710      $ 9.734        41,547
                              2006       $ 9.734      $ 9.931        44,799
                              2007       $ 9.931      $10.160        40,630
                              2008       $10.160      $10.151        33,128
                              2009       $10.151      $ 9.925        29,829
                              2010       $ 9.925      $ 9.703        32,170
                              2011       $ 9.703      $ 9.488        17,880
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.808         2,040
                              2004       $11.808      $12.797         9,023
                              2005       $12.797      $14.751        12,036
                              2006       $14.751      $14.986        10,997
                              2007       $14.986      $17.467        10,684
                              2008       $17.467      $ 8.922         5,432
                              2009       $ 8.922      $14.902         3,561
                              2010       $14.902      $18.564         3,236
                              2011       $18.564      $16.885         2,837
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.957         9,487
                              2004       $11.957      $12.871        13,340
                              2005       $12.871      $13.598        15,521
                              2006       $13.598      $15.255        13,744
                              2007       $15.255      $16.161        13,586
                              2008       $16.161      $11.975        11,735
                              2009       $11.975      $13.982         6,828
                              2010       $13.982      $14.558         6,604
                              2011       $14.558      $13.075         5,665

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.455             0
                              2007       $ 9.455      $11.381           489
                              2008       $11.381      $ 6.247             0
                              2009       $ 6.247      $ 8.648             0
                              2010       $ 8.648      $10.505             0
                              2011       $10.505      $ 9.495             0
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.663         1,285
                              2007       $10.663      $11.020           815
                              2008       $11.020      $ 9.193             0
                              2009       $ 9.193      $11.724            64
                              2010       $11.724      $12.844           100
                              2011       $12.844      $13.337         2,446
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.080             0
                              2007       $10.080      $10.895        40,646
                              2008       $10.895      $ 9.891        18,427
                              2009       $ 9.891      $11.437        14,262
                              2010       $11.437      $12.076         9,224
                              2011       $12.076      $13.172        11,906
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.262           122
                              2007       $10.262      $10.899        44,356
                              2008       $10.899      $11.157        22,527
                              2009       $11.157      $12.430        22,492
                              2010       $12.430      $13.125        16,841
                              2011       $13.125      $13.282         6,414
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.828        17,252
                              2010       $ 7.828      $ 8.618        16,063
                              2011       $ 8.618      $ 8.587         5,114
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.269         9,062
                              2004       $11.269      $11.921        67,864
                              2005       $11.921      $12.120       100,251
                              2006       $12.120      $13.262        16,900
                              2007       $13.262      $13.087        15,983
                              2008       $13.087      $ 7.584         9,725
                              2009       $ 7.584      $ 9.314         7,193
                              2010       $ 9.314      $10.091         6,923
                              2011       $10.091      $10.139         1,202

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.239         1,973
                              2004       $12.239      $13.294         6,433
                              2005       $13.294      $13.677         5,885
                              2006       $13.677      $15.499         5,175
                              2007       $15.499      $14.235         4,315
                              2008       $14.235      $ 8.531           307
                              2009       $ 8.531      $10.826           282
                              2010       $10.826      $12.105           258
                              2011       $12.105      $11.285           234
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.607           217
                              2004       $12.607      $14.320         1,896
                              2005       $14.320      $15.708         4,103
                              2006       $15.708      $19.615         8,712
                              2007       $19.615      $20.777         6,313
                              2008       $20.777      $11.384         4,793
                              2009       $11.384      $13.870         4,649
                              2010       $13.870      $14.919         3,546
                              2011       $14.919      $12.116        15,377
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.105           440
                              2004       $12.105      $13.330         1,907
                              2005       $13.330      $14.180         2,807
                              2006       $14.180      $15.795         2,738
                              2007       $15.795      $14.642         3,036
                              2008       $14.642      $ 8.653             0
                              2009       $ 8.653      $11.066             0
                              2010       $11.066      $12.324             0
                              2011       $12.324      $12.054             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.877         8,576
                              2006       $10.877      $12.337        33,569
                              2007       $12.337      $11.470        21,892
                              2008       $11.470      $ 6.194        20,008
                              2009       $ 6.194      $ 5.827             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.676         2,679
                              2004       $11.676      $11.989        18,357
                              2005       $11.989      $12.388        17,971
                              2006       $12.388      $12.770        17,874
                              2007       $12.770      $13.172        10,878
                              2008       $13.172      $ 8.108        10,866
                              2009       $ 8.108      $12.991        10,304
                              2010       $12.991      $15.341         9,935
                              2011       $15.341      $12.321           852

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.246         1,704
                              2004       $11.246      $12.102         3,146
                              2005       $12.102      $13.268         3,329
                              2006       $13.268      $14.373         3,338
                              2007       $14.373      $14.948         2,272
                              2008       $14.948      $12.424           263
                              2009       $12.424      $15.803           180
                              2010       $15.803      $16.954           105
                              2011       $16.954      $17.717            78
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.816             0
                              2004       $14.816      $17.816           402
                              2005       $17.816      $23.299         1,634
                              2006       $23.299      $31.245         1,811
                              2007       $31.245      $42.899         1,360
                              2008       $42.899      $18.140         1,312
                              2009       $18.140      $30.169         1,155
                              2010       $30.169      $35.082           915
                              2011       $35.082      $28.043           780
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.172         7,719
                              2004       $12.172      $13.418        16,307
                              2005       $13.418      $14.690        27,562
                              2006       $14.690      $17.451        28,615
                              2007       $17.451      $18.726        26,840
                              2008       $18.726      $13.009        11,873
                              2009       $13.009      $16.477        11,054
                              2010       $16.477      $18.371         8,653
                              2011       $18.371      $19.585        10,951
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.639             0
                              2004       $11.639      $12.224             0
                              2005       $12.224      $13.801             0
                              2006       $13.801      $14.007             0
                              2007       $14.007      $16.658             0
                              2008       $16.658      $ 8.248             0
                              2009       $ 8.248      $13.316             0
                              2010       $13.316      $15.962             0
                              2011       $15.962      $15.131             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.031         7,987
                              2004       $13.031      $15.476        18,951
                              2005       $15.476      $17.747        23,089
                              2006       $17.747      $18.936        22,028
                              2007       $18.936      $22.695        21,424
                              2008       $22.695      $11.799        20,136
                              2009       $11.799      $18.152        11,177
                              2010       $18.152      $23.473        10,105
                              2011       $23.473      $21.301         2,971
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.533           560
                              2004       $13.533      $15.737         6,339
                              2005       $15.737      $17.368         6,532
                              2006       $17.368      $18.990         5,320
                              2007       $18.990      $19.112         4,148
                              2008       $19.112      $11.128         4,648
                              2009       $11.128      $15.954         4,301
                              2010       $15.954      $19.739         4,171
                              2011       $19.739      $17.616           531
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.703           805
                              2004       $12.703      $16.898         2,932
                              2005       $16.898      $19.288         5,670
                              2006       $19.288      $25.961         5,279
                              2007       $25.961      $20.993         4,859
                              2008       $20.993      $12.712         2,741
                              2009       $12.712      $15.967         3,104
                              2010       $15.967      $20.219         2,314
                              2011       $20.219      $20.887         1,923



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.1



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.229            0
                              2004       $12.229      $13.290        3,178
                              2005       $13.290      $13.584        4,251
                              2006       $13.584      $15.528          750
                              2007       $15.528      $15.908          710
                              2008       $15.908      $ 9.218          931
                              2009       $ 9.218      $10.839            0
                              2010       $10.839      $11.947            0
                              2011       $11.947      $12.383            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.395            0
                              2004       $12.395      $13.871        2,759
                              2005       $13.871      $15.131        6,332
                              2006       $15.131      $14.602        3,705
                              2007       $14.602      $16.072        3,508
                              2008       $16.072      $ 9.014        3,507
                              2009       $ 9.014      $11.703        3,506
                              2010       $11.703      $13.127        3,505
                              2011       $13.127      $12.951        3,505
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.821        4,305
                              2006       $11.821      $15.608        5,344
                              2007       $15.608      $16.100        5,694
                              2008       $16.100      $ 7.349        7,844
                              2009       $ 7.349      $ 9.647        5,778
                              2010       $ 9.647      $ 9.832        6,128
                              2011       $ 9.832      $ 7.740        5,365

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.433          686
                              2004       $11.433      $12.104          815
                              2005       $12.104      $13.583          815
                              2006       $13.583      $13.188          815
                              2007       $13.188      $14.638          815
                              2008       $14.638      $ 8.607          815
                              2009       $ 8.607      $11.530          815
                              2010       $11.530      $12.374          815
                              2011       $12.374      $11.696          815
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.549        1,518
                              2004       $13.549      $15.764        3,012
                              2005       $15.764      $16.426        6,456
                              2006       $16.426      $18.330        6,452
                              2007       $18.330      $18.182        5,287
                              2008       $18.182      $11.414        5,116
                              2009       $11.414      $15.910        4,905
                              2010       $15.910      $19.680        1,568
                              2011       $19.680      $17.572        1,379
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.904        1,321
                              2006       $10.904      $13.158        1,390
                              2007       $13.158      $15.689        1,389
                              2008       $15.689      $ 9.695        1,388
                              2009       $ 9.695      $10.426            0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.684            0
                              2006       $10.684      $12.635          383
                              2007       $12.635      $11.830          381
                              2008       $11.830      $ 6.818          319
                              2009       $ 6.818      $ 8.063          314
                              2010       $ 8.063      $ 8.778          311
                              2011       $ 8.778      $ 8.254          308
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.836        2,512
                              2006       $11.836      $12.888        8,231
                              2007       $12.888      $14.770        6,060
                              2008       $14.770      $ 8.270        5,909
                              2009       $ 8.270      $10.947        5,421
                              2010       $10.947      $12.507        5,330
                              2011       $12.507      $11.881        4,240

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.039        1,735
                              2006       $11.039      $12.173        2,233
                              2007       $12.173      $13.303        2,090
                              2008       $13.303      $ 7.552        2,421
                              2009       $ 7.552      $ 9.373        2,197
                              2010       $ 9.373      $10.490        2,154
                              2011       $10.490      $10.390        1,642
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.427        2,390
                              2006       $10.427      $11.312        2,858
                              2007       $11.312      $11.333        2,477
                              2008       $11.333      $ 8.289        2,398
                              2009       $ 8.289      $11.620        1,336
                              2010       $11.620      $12.906          890
                              2011       $12.906      $13.080          849
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.054          941
                              2006       $12.054      $13.239        1,959
                              2007       $13.239      $14.918        1,952
                              2008       $14.918      $ 8.803        1,944
                              2009       $ 8.803      $12.021        1,590
                              2010       $12.021      $15.102        1,582
                              2011       $15.102      $13.155        1,434
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.165            0
                              2007       $10.165      $10.423            0
                              2008       $10.423      $10.466            0
                              2009       $10.466      $10.275        1,812
                              2010       $10.275      $10.047        8,763
                              2011       $10.047      $ 9.819        8,428
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.102            0
                              2006       $11.102      $11.413        1,164
                              2007       $11.413      $12.747        1,112
                              2008       $12.747      $ 8.057        1,051
                              2009       $ 8.057      $10.467        1,031
                              2010       $10.467      $11.884        1,008
                              2011       $11.884      $11.055          382
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.644            0
                              2005       $10.644      $10.746          661
                              2006       $10.746      $11.484          658
                              2007       $11.484      $11.524          655
                              2008       $11.524      $ 8.628          651
                              2009       $ 8.628      $12.030          647
                              2010       $12.030      $13.313          644
                              2011       $13.313      $13.602          641

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.187        1,258
                              2005       $11.187      $11.107        4,647
                              2006       $11.107      $12.833        5,202
                              2007       $12.833      $13.008        4,853
                              2008       $13.008      $ 8.941        4,702
                              2009       $ 8.941      $11.846        3,569
                              2010       $11.846      $13.042        3,484
                              2011       $13.042      $13.047        2,303
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.327            0
                              2006       $11.327      $13.621        1,044
                              2007       $13.621      $14.884          976
                              2008       $14.884      $10.405          895
                              2009       $10.405      $12.537          358
                              2010       $12.537      $13.715          355
                              2011       $13.715      $13.005          353
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.900            0
                              2005       $10.900      $11.775        1,635
                              2006       $11.775      $13.621        5,838
                              2007       $13.621      $13.770        2,779
                              2008       $13.770      $ 8.462        2,938
                              2009       $ 8.462      $10.422        2,197
                              2010       $10.422      $11.323        2,131
                              2011       $11.323      $10.949          994
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.464          548
                              2005       $11.464      $12.342        6,214
                              2006       $12.342      $14.646        7,065
                              2007       $14.646      $16.521        5,796
                              2008       $16.521      $ 9.624        6,203
                              2009       $ 9.624      $12.887        4,653
                              2010       $12.887      $13.651        4,604
                              2011       $13.651      $11.920        4,506
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.474        2,034
                              2006       $10.474      $12.551        2,341
                              2007       $12.551      $12.294        2,270
                              2008       $12.294      $ 7.962        2,394
                              2009       $ 7.962      $ 9.205        1,454
                              2010       $ 9.205      $10.001        1,463
                              2011       $10.001      $ 9.084        1,532

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.324            0
                              2006       $11.324      $12.854        1,787
                              2007       $12.854      $12.891          642
                              2008       $12.891      $ 7.971          584
                              2009       $ 7.971      $10.370          242
                              2010       $10.370      $12.667          240
                              2011       $12.667      $11.588          239
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.290        1,915
                              2006       $11.290      $12.386        3,495
                              2007       $12.386      $10.078        3,978
                              2008       $10.078      $ 6.515        4,127
                              2009       $ 6.515      $ 8.127        3,007
                              2010       $ 8.127      $10.333        2,760
                              2011       $10.333      $10.165        2,736
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.219        3,124
                              2006       $11.219      $12.376        3,665
                              2007       $12.376      $11.807        3,880
                              2008       $11.807      $ 7.321        4,204
                              2009       $ 7.321      $ 8.666        3,094
                              2010       $ 8.666      $ 9.555        3,084
                              2011       $ 9.555      $ 9.715        2,239
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.834          122
                              2004       $12.834      $13.900          517
                              2005       $13.900      $14.320        1,014
                              2006       $14.320      $15.804          984
                              2007       $15.804      $15.650          979
                              2008       $15.650      $ 7.354          973
                              2009       $ 7.354      $10.616          717
                              2010       $10.616      $11.094          713
                              2011       $11.094      $10.472          677
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.184            0
                              2004       $12.184      $12.659            0
                              2005       $12.659      $13.432            0
                              2006       $13.432      $13.920            0
                              2007       $13.920      $15.195            0
                              2008       $15.195      $ 8.518            0
                              2009       $ 8.518      $10.047            0
                              2010       $10.047      $11.310            0
                              2011       $11.310      $10.155            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.731            0
                              2007       $10.731      $11.310            0
                              2008       $11.310      $ 7.700            0
                              2009       $ 7.700      $ 9.629            0
                              2010       $ 9.629      $10.278            0
                              2011       $10.278      $10.014            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.177        1,360
                              2004       $12.177      $12.875        1,360
                              2005       $12.875      $13.255        1,360
                              2006       $13.255      $14.355        1,360
                              2007       $14.355      $14.571        1,360
                              2008       $14.571      $ 9.046        1,360
                              2009       $ 9.046      $10.955        1,360
                              2010       $10.955      $11.797        1,360
                              2011       $11.797      $11.519        1,360
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.883            0
                              2004       $12.883      $14.432          977
                              2005       $14.432      $14.973        6,056
                              2006       $14.973      $17.792        4,573
                              2007       $17.792      $18.559        4,564
                              2008       $18.559      $10.683        4,510
                              2009       $10.683      $12.120        4,321
                              2010       $12.120      $13.250        2,546
                              2011       $13.250      $14.253            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.255        3,002
                              2004       $11.255      $12.049        3,803
                              2005       $12.049      $12.000        3,916
                              2006       $12.000      $12.782        2,093
                              2007       $12.782      $12.975        1,078
                              2008       $12.975      $ 9.737        1,077
                              2009       $ 9.737      $13.726          205
                              2010       $13.726      $14.747           54
                              2011       $14.747      $14.648           54
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.587        3,107
                              2004       $11.587      $12.535        3,074
                              2005       $12.535      $13.070        3,042
                              2006       $13.070      $14.555        1,132
                              2007       $14.555      $14.627          700
                              2008       $14.627      $10.513          700
                              2009       $10.513      $12.830          700
                              2010       $12.830      $14.058          700
                              2011       $14.058      $14.919            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.814             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.752             0
                              2005       $10.752      $11.271           929
                              2006       $11.271      $12.223           925
                              2007       $12.223      $13.050           920
                              2008       $13.050      $ 9.094           915
                              2009       $ 9.094      $11.538           907
                              2010       $11.538      $12.828           902
                              2011       $12.828      $11.719           856
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.032             0
                              2004       $12.032      $12.966         1,853
                              2005       $12.966      $13.232         6,033
                              2006       $13.232      $14.897         6,996
                              2007       $14.897      $15.282         6,922
                              2008       $15.282      $ 9.367         7,601
                              2009       $ 9.367      $11.538         5,146
                              2010       $11.538      $12.918         5,073
                              2011       $12.918      $12.816         4,302
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.773             0
                              2004       $11.773      $12.283           235
                              2005       $12.283      $12.920           234
                              2006       $12.920      $12.956         1,334
                              2007       $12.956      $14.764           355
                              2008       $14.764      $ 7.340           354
                              2009       $ 7.340      $11.880           144
                              2010       $11.880      $13.880           144
                              2011       $13.880      $12.696           144
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.441         6,774
                              2004       $12.441      $14.274         9,164
                              2005       $14.274      $14.522        22,428
                              2006       $14.522      $16.467        23,093
                              2007       $16.467      $15.713        18,070
                              2008       $15.713      $ 9.856        17,946
                              2009       $ 9.856      $12.366        16,002
                              2010       $12.366      $13.980        10,897
                              2011       $13.980      $13.372         9,951

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.543            0
                              2004       $11.543      $12.578            0
                              2005       $12.578      $13.198          407
                              2006       $13.198      $14.518        1,451
                              2007       $14.518      $14.661        1,445
                              2008       $14.661      $11.076        1,437
                              2009       $11.076      $13.256        1,023
                              2010       $13.256      $14.511        1,015
                              2011       $14.511      $13.995        1,685
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.494        2,543
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.339        4,470
                              2004       $12.339      $13.759        5,762
                              2005       $13.759      $14.751        8,937
                              2006       $14.751      $16.717        8,269
                              2007       $16.717      $16.744        7,118
                              2008       $16.744      $11.091        7,154
                              2009       $11.091      $13.449        6,560
                              2010       $13.449      $14.744        5,302
                              2011       $14.744      $14.081        5,291
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.687        1,091
                              2007       $10.687      $11.930        1,021
                              2008       $11.930      $ 6.000        1,166
                              2009       $ 6.000      $ 8.006        1,130
                              2010       $ 8.006      $ 8.596        1,153
                              2011       $ 8.596      $ 9.340            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.777            0
                              2004       $12.777      $14.343            0
                              2005       $14.343      $15.573            0
                              2006       $15.573      $15.967            0
                              2007       $15.967      $18.345            0
                              2008       $18.345      $ 9.529            0
                              2009       $ 9.529      $14.560            0
                              2010       $14.560      $18.107            0
                              2011       $18.107      $16.037            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.318        2,528
                              2004       $13.318      $14.903        3,060
                              2005       $14.903      $16.332        5,741
                              2006       $16.332      $19.250        6,506
                              2007       $19.250      $20.263        4,785
                              2008       $20.263      $11.598        5,112
                              2009       $11.598      $15.770        3,444
                              2010       $15.770      $18.827        3,224
                              2011       $18.827      $18.549        2,842

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.427          969
                              2004       $11.427      $13.430        1,866
                              2005       $13.430      $15.007        2,112
                              2006       $15.007      $17.602        2,082
                              2007       $17.602      $20.643        2,081
                              2008       $20.643      $13.423        1,926
                              2009       $13.423      $15.586        1,492
                              2010       $15.586      $16.257        1,382
                              2011       $16.257      $18.398        1,320
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.151        4,217
                              2004       $12.151      $13.354        5,211
                              2005       $13.354      $16.015        4,100
                              2006       $16.015      $16.845          617
                              2007       $16.845      $19.647            0
                              2008       $19.647      $ 9.790            0
                              2009       $ 9.790      $16.172            0
                              2010       $16.172      $19.868            0
                              2011       $19.868      $17.939            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.604            0
                              2004       $12.604      $13.853            0
                              2005       $13.853      $14.668            0
                              2006       $14.668      $18.615            0
                              2007       $18.615      $20.978            0
                              2008       $20.978      $11.715            0
                              2009       $11.715      $14.584            0
                              2010       $14.584      $15.242            0
                              2011       $15.242      $13.426            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.517          657
                              2004       $12.517      $13.733          775
                              2005       $13.733      $14.284          775
                              2006       $14.284      $16.519          775
                              2007       $16.519      $18.832          775
                              2008       $18.832      $10.311          775
                              2009       $10.311      $ 9.828            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.241         1,469
                              2004       $10.241      $10.514         4,697
                              2005       $10.514      $10.590        25,082
                              2006       $10.590      $10.901        26,559
                              2007       $10.901      $11.260        25,808
                              2008       $11.260      $10.000        21,324
                              2009       $10.000      $11.949        12,737
                              2010       $11.949      $12.728        11,705
                              2011       $12.728      $13.023        11,188
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.950         2,015
                              2004       $ 9.950      $ 9.836         4,061
                              2005       $ 9.836      $ 9.757         5,804
                              2006       $ 9.757      $ 9.918         6,808
                              2007       $ 9.918      $ 9.961         5,788
                              2008       $ 9.961      $ 8.252         5,564
                              2009       $ 8.252      $ 8.511         2,154
                              2010       $ 8.511      $ 8.501         1,512
                              2011       $ 8.501      $ 8.510         1,512
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.869             0
                              2004       $ 9.869      $ 9.702         7,515
                              2005       $ 9.702      $ 9.721        10,679
                              2006       $ 9.721      $ 9.912        18,631
                              2007       $ 9.912      $10.136        11,768
                              2008       $10.136      $10.121        10,434
                              2009       $10.121      $ 9.891         4,587
                              2010       $ 9.891      $ 9.665         4,743
                              2011       $ 9.665      $ 9.446         4,715
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.804         2,085
                              2004       $11.804      $12.787         2,074
                              2005       $12.787      $14.731         2,064
                              2006       $14.731      $14.958         5,886
                              2007       $14.958      $17.425         4,189
                              2008       $17.425      $ 8.896         4,186
                              2009       $ 8.896      $14.851         4,181
                              2010       $14.851      $18.492         4,178
                              2011       $18.492      $16.810         4,175
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.952             0
                              2004       $11.952      $12.860         2,181
                              2005       $12.860      $13.580         6,187
                              2006       $13.580      $15.227         7,687
                              2007       $15.227      $16.122         7,605
                              2008       $16.122      $11.940         7,600
                              2009       $11.940      $13.935         7,001
                              2010       $13.935      $14.501         3,061
                              2011       $14.501      $13.017         3,059

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.452          482
                              2007       $ 9.452      $11.371          479
                              2008       $11.371      $ 6.238          476
                              2009       $ 6.238      $ 8.632          472
                              2010       $ 8.632      $10.480          468
                              2011       $10.480      $ 9.468          465
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.659            0
                              2007       $10.659      $11.010            0
                              2008       $11.010      $ 9.180            0
                              2009       $ 9.180      $11.702            0
                              2010       $11.702      $12.813            0
                              2011       $12.813      $13.299            0
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.077            0
                              2007       $10.077      $10.886            0
                              2008       $10.886      $ 9.878            0
                              2009       $ 9.878      $11.416            0
                              2010       $11.416      $12.047            0
                              2011       $12.047      $13.134            0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.258        7,395
                              2007       $10.258      $10.890        1,660
                              2008       $10.890      $11.142        1,326
                              2009       $11.142      $12.407        1,943
                              2010       $12.407      $13.094        1,952
                              2011       $13.094      $13.244        1,436
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.810        2,671
                              2010       $ 7.810      $ 8.593        2,662
                              2011       $ 8.593      $ 8.558        2,120
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.265            0
                              2004       $11.265      $11.910          845
                              2005       $11.910      $12.104          864
                              2006       $12.104      $13.238          880
                              2007       $13.238      $13.056          865
                              2008       $13.056      $ 7.562        1,133
                              2009       $ 7.562      $ 9.282            0
                              2010       $ 9.282      $10.052            0
                              2011       $10.052      $10.094            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.235            0
                              2004       $12.235      $13.283            0
                              2005       $13.283      $13.658            0
                              2006       $13.658      $15.470            0
                              2007       $15.470      $14.201            0
                              2008       $14.201      $ 8.506            0
                              2009       $ 8.506      $10.789            0
                              2010       $10.789      $12.058            0
                              2011       $12.058      $11.235            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.602        2,837
                              2004       $12.602      $14.308        2,943
                              2005       $14.308      $15.687        4,334
                              2006       $15.687      $19.578        5,149
                              2007       $19.578      $20.727        2,467
                              2008       $20.727      $11.351        2,454
                              2009       $11.351      $13.823        2,320
                              2010       $13.823      $14.861        2,311
                              2011       $14.861      $12.062        2,302
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.101            0
                              2004       $12.101      $13.319            0
                              2005       $13.319      $14.161            0
                              2006       $14.161      $15.765            0
                              2007       $15.765      $14.607            0
                              2008       $14.607      $ 8.627            0
                              2009       $ 8.627      $11.028            0
                              2010       $11.028      $12.276            0
                              2011       $12.276      $12.000            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.874        2,726
                              2006       $10.874      $12.327        3,145
                              2007       $12.327      $11.454        3,449
                              2008       $11.454      $ 6.182        4,427
                              2009       $ 6.182      $ 5.816            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.672            0
                              2004       $11.672      $11.979            0
                              2005       $11.979      $12.372            0
                              2006       $12.372      $12.746          406
                              2007       $12.746      $13.140          403
                              2008       $13.140      $ 8.084          400
                              2009       $ 8.084      $12.947          396
                              2010       $12.947      $15.281          392
                              2011       $15.281      $12.267          389

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.242          261
                              2004       $11.242      $12.092        1,591
                              2005       $12.092      $13.250        1,687
                              2006       $13.250      $14.346        1,707
                              2007       $14.346      $14.912        1,653
                              2008       $14.912      $12.388        1,457
                              2009       $12.388      $15.749          623
                              2010       $15.749      $16.888          532
                              2011       $16.888      $17.638          480
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.811          381
                              2004       $14.811      $17.800        1,276
                              2005       $17.800      $23.268          446
                              2006       $23.268      $31.187          446
                              2007       $31.187      $42.797          446
                              2008       $42.797      $18.088          446
                              2009       $18.088      $30.066          446
                              2010       $30.066      $34.945          446
                              2011       $34.945      $27.919          446
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.168        1,061
                              2004       $12.168      $13.407        1,061
                              2005       $13.407      $14.670        3,759
                              2006       $14.670      $17.418        5,885
                              2007       $17.418      $18.682        4,756
                              2008       $18.682      $12.971        4,737
                              2009       $12.971      $16.421        3,920
                              2010       $16.421      $18.299        2,077
                              2011       $18.299      $19.499        2,067
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.635            0
                              2004       $11.635      $12.214            0
                              2005       $12.214      $13.782            0
                              2006       $13.782      $13.981            0
                              2007       $13.981      $16.618            0
                              2008       $16.618      $ 8.224            0
                              2009       $ 8.224      $13.271            0
                              2010       $13.271      $15.899            0
                              2011       $15.899      $15.064            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.027            0
                              2004       $13.027      $15.463        1,041
                              2005       $15.463      $17.723        3,492
                              2006       $17.723      $18.901        3,825
                              2007       $18.901      $22.641        3,764
                              2008       $22.641      $11.765        3,786
                              2009       $11.765      $18.090        3,587
                              2010       $18.090      $23.381          246
                              2011       $23.381      $21.207            0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.529          589
                              2004       $13.529      $15.724          661
                              2005       $15.724      $17.345          661
                              2006       $17.345      $18.954          660
                              2007       $18.954      $19.066          660
                              2008       $19.066      $11.096          466
                              2009       $11.096      $15.899          466
                              2010       $15.899      $19.662          466
                              2011       $19.662      $17.538          466
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.698          683
                              2004       $12.698      $16.884        3,262
                              2005       $16.884      $19.262        3,169
                              2006       $19.262      $25.912        2,917
                              2007       $25.912      $20.943        3,201
                              2008       $20.943      $12.675        3,843
                              2009       $12.675      $15.913          804
                              2010       $15.913      $20.140          802
                              2011       $20.140      $20.794          801



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, AND THE
             EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.2



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.221            0
                              2004       $12.221      $13.268        1,052
                              2005       $13.268      $13.547        1,052
                              2006       $13.547      $15.470          974
                              2007       $15.470      $15.832          611
                              2008       $15.832      $ 9.164          654
                              2009       $ 9.164      $10.766          662
                              2010       $10.766      $11.854          303
                              2011       $11.854      $12.273            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.386            0
                              2004       $12.386      $13.847            0
                              2005       $13.847      $15.090            0
                              2006       $15.090      $14.547            0
                              2007       $14.547      $15.996            0
                              2008       $15.996      $ 8.962            0
                              2009       $ 8.962      $11.623            0
                              2010       $11.623      $13.024            0
                              2011       $13.024      $12.837            0
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.813          172
                              2006       $11.813      $15.581        3,444
                              2007       $15.581      $16.056        3,231
                              2008       $16.056      $ 7.321        3,874
                              2009       $ 7.321      $ 9.601        1,739
                              2010       $ 9.601      $ 9.775        1,916
                              2011       $ 9.775      $ 7.687        2,273

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.425            0
                              2004       $11.425      $12.083          309
                              2005       $12.083      $13.546          309
                              2006       $13.546      $13.138          309
                              2007       $13.138      $14.568          309
                              2008       $14.568      $ 8.557            0
                              2009       $ 8.557      $11.452            0
                              2010       $11.452      $12.277            0
                              2011       $12.277      $11.592            0
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.540          795
                              2004       $13.540      $15.737        1,432
                              2005       $15.737      $16.381        4,652
                              2006       $16.381      $18.262        5,087
                              2007       $18.262      $18.095        4,983
                              2008       $18.095      $11.348        3,068
                              2009       $11.348      $15.802          253
                              2010       $15.802      $19.526          228
                              2011       $19.526      $17.417          244
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.896        3,701
                              2006       $10.896      $13.136        3,421
                              2007       $13.136      $15.646        3,404
                              2008       $15.646      $ 9.659            0
                              2009       $ 9.659      $10.379            0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.676            0
                              2006       $10.676      $12.614            0
                              2007       $12.614      $11.798            0
                              2008       $11.798      $ 6.792            0
                              2009       $ 6.792      $ 8.025            0
                              2010       $ 8.025      $ 8.728            0
                              2011       $ 8.728      $ 8.198            0
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.828        2,032
                              2006       $11.828      $12.866        3,570
                              2007       $12.866      $14.729        3,511
                              2008       $14.729      $ 8.239        3,170
                              2009       $ 8.239      $10.895        3,150
                              2010       $10.895      $12.435        3,004
                              2011       $12.435      $11.800        2,880

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.031          122
                              2006       $11.031      $12.152        3,572
                              2007       $12.152      $13.267        3,299
                              2008       $13.267      $ 7.524        3,267
                              2009       $ 7.524      $ 9.328        2,249
                              2010       $ 9.328      $10.430        2,138
                              2011       $10.430      $10.319        2,012
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.420          587
                              2006       $10.420      $11.293          765
                              2007       $11.293      $11.302          769
                              2008       $11.302      $ 8.258          704
                              2009       $ 8.258      $11.564          664
                              2010       $11.564      $12.831          643
                              2011       $12.831      $12.991          572
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.045        2,601
                              2006       $12.045      $13.217        3,443
                              2007       $13.217      $14.878        3,397
                              2008       $14.878      $ 8.770        1,522
                              2009       $ 8.770      $11.963        2,957
                              2010       $11.963      $15.014        2,457
                              2011       $15.014      $13.065        2,272
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.158          302
                              2007       $10.158      $10.405          305
                              2008       $10.405      $10.438          211
                              2009       $10.438      $10.237          267
                              2010       $10.237      $ 9.999          295
                              2011       $ 9.999      $ 9.762          292
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.094        3,577
                              2006       $11.094      $11.393        3,826
                              2007       $11.393      $12.712        3,788
                              2008       $12.712      $ 8.026        3,796
                              2009       $ 8.026      $10.417          260
                              2010       $10.417      $11.815          249
                              2011       $11.815      $10.980          259
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.637          985
                              2005       $10.637      $10.728          946
                              2006       $10.728      $11.453          884
                              2007       $11.453      $11.481          843
                              2008       $11.481      $ 8.587          807
                              2009       $ 8.587      $11.960          658
                              2010       $11.960      $13.223            0
                              2011       $13.223      $13.496            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.179             0
                              2005       $11.179      $11.088        11,109
                              2006       $11.088      $12.798        17,519
                              2007       $12.798      $12.960        17,442
                              2008       $12.960      $ 8.898        17,357
                              2009       $ 8.898      $11.777        17,257
                              2010       $11.777      $12.953        16,893
                              2011       $12.953      $12.945        16,580
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.320             0
                              2006       $11.320      $13.597         1,958
                              2007       $13.597      $14.843         1,949
                              2008       $14.843      $10.365         1,940
                              2009       $10.365      $12.477         2,853
                              2010       $12.477      $13.635         2,675
                              2011       $13.635      $12.916         2,434
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.892             0
                              2005       $10.892      $11.755            43
                              2006       $11.755      $13.584         1,203
                              2007       $13.584      $13.719         1,170
                              2008       $13.719      $ 8.421         1,086
                              2009       $ 8.421      $10.361         2,426
                              2010       $10.361      $11.246         2,147
                              2011       $11.246      $10.863         1,871
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.457           522
                              2005       $11.457      $12.321        10,520
                              2006       $12.321      $14.607        12,719
                              2007       $14.607      $16.459        12,202
                              2008       $16.459      $ 9.578         8,782
                              2009       $ 9.578      $12.813         1,857
                              2010       $12.813      $13.558         1,761
                              2011       $13.558      $11.827         1,758
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.467            48
                              2006       $10.467      $12.530         1,318
                              2007       $12.530      $12.260         1,307
                              2008       $12.260      $ 7.932         1,179
                              2009       $ 7.932      $ 9.161           845
                              2010       $ 9.161      $ 9.943           855
                              2011       $ 9.943      $ 9.022           869

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.316        3,591
                              2006       $11.316      $12.832        5,690
                              2007       $12.832      $12.856        5,661
                              2008       $12.856      $ 7.941        5,628
                              2009       $ 7.941      $10.321        2,265
                              2010       $10.321      $12.593        2,251
                              2011       $12.593      $11.509        2,141
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.282        3,706
                              2006       $11.282      $12.365        5,560
                              2007       $12.365      $10.050        5,866
                              2008       $10.050      $ 6.490        5,272
                              2009       $ 6.490      $ 8.088        3,569
                              2010       $ 8.088      $10.273        2,658
                              2011       $10.273      $10.096        2,229
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.211          689
                              2006       $11.211      $12.354        2,726
                              2007       $12.354      $11.774        2,769
                              2008       $11.774      $ 7.294        2,563
                              2009       $ 7.294      $ 8.625        1,697
                              2010       $ 8.625      $ 9.500        1,702
                              2011       $ 9.500      $ 9.649        1,631
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.826            0
                              2004       $12.826      $13.876        1,284
                              2005       $13.876      $14.281        1,276
                              2006       $14.281      $15.744        1,236
                              2007       $15.744      $15.576          900
                              2008       $15.576      $ 7.312          820
                              2009       $ 7.312      $10.544          676
                              2010       $10.544      $11.007          326
                              2011       $11.007      $10.380            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.176            0
                              2004       $12.176      $12.638            0
                              2005       $12.638      $13.395            0
                              2006       $13.395      $13.868            0
                              2007       $13.868      $15.123            0
                              2008       $15.123      $ 8.469            0
                              2009       $ 8.469      $ 9.979            0
                              2010       $ 9.979      $11.222            0
                              2011       $11.222      $10.065            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.723            0
                              2007       $10.723      $11.290            0
                              2008       $11.290      $ 7.679            0
                              2009       $ 7.679      $ 9.592            0
                              2010       $ 9.592      $10.229            0
                              2011       $10.229      $ 9.956            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.169          486
                              2004       $12.169      $12.853        3,773
                              2005       $12.853      $13.219        3,774
                              2006       $13.219      $14.301        2,846
                              2007       $14.301      $14.502        1,747
                              2008       $14.502      $ 8.994          836
                              2009       $ 8.994      $10.880          894
                              2010       $10.880      $11.704          921
                              2011       $11.704      $11.418            0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.874          466
                              2004       $12.874      $14.408        1,912
                              2005       $14.408      $14.932        2,288
                              2006       $14.932      $17.726        1,759
                              2007       $17.726      $18.470        1,757
                              2008       $18.470      $10.621          743
                              2009       $10.621      $12.038          728
                              2010       $12.038      $13.147          716
                              2011       $13.147      $14.137            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.247          306
                              2004       $11.247      $12.028        2,277
                              2005       $12.028      $11.967        4,498
                              2006       $11.967      $12.734        4,425
                              2007       $12.734      $12.913        3,943
                              2008       $12.913      $ 9.681        4,032
                              2009       $ 9.681      $13.633        3,521
                              2010       $13.633      $14.632        3,221
                              2011       $14.632      $14.519        2,916
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.579            0
                              2004       $11.579      $12.514            0
                              2005       $12.514      $13.035            0
                              2006       $13.035      $14.500            0
                              2007       $14.500      $14.557            0
                              2008       $14.557      $10.452            0
                              2009       $10.452      $12.742            0
                              2010       $12.742      $13.948            0
                              2011       $13.948      $14.797            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.769           366
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.745             0
                              2005       $10.745      $11.251             0
                              2006       $11.251      $12.189             0
                              2007       $12.189      $13.001             0
                              2008       $13.001      $ 9.050             0
                              2009       $ 9.050      $11.471             0
                              2010       $11.471      $12.740             0
                              2011       $12.740      $11.627             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.023             0
                              2004       $12.023      $12.944           723
                              2005       $12.944      $13.196           838
                              2006       $13.196      $14.841         2,743
                              2007       $14.841      $15.209         2,615
                              2008       $15.209      $ 9.313         2,117
                              2009       $ 9.313      $11.459         1,102
                              2010       $11.459      $12.817         1,092
                              2011       $12.817      $12.703         1,050
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.765         2,098
                              2004       $11.765      $12.262         2,088
                              2005       $12.262      $12.884         1,074
                              2006       $12.884      $12.907         1,070
                              2007       $12.907      $14.694         1,065
                              2008       $14.694      $ 7.298         1,036
                              2009       $ 7.298      $11.800         1,022
                              2010       $11.800      $13.771         1,011
                              2011       $13.771      $12.584           178
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.432         2,582
                              2004       $12.432      $14.250         7,437
                              2005       $14.250      $14.482        22,517
                              2006       $14.482      $16.405        24,051
                              2007       $16.405      $15.638        23,753
                              2008       $15.638      $ 9.799        19,023
                              2009       $ 9.799      $12.282        10,596
                              2010       $12.282      $13.870         9,546
                              2011       $13.870      $13.254         8,021

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.535        1,026
                              2004       $11.535      $12.556        4,638
                              2005       $12.556      $13.162        8,772
                              2006       $13.162      $14.464        7,985
                              2007       $14.464      $14.591        7,898
                              2008       $14.591      $11.012        6,482
                              2009       $11.012      $13.166        6,217
                              2010       $13.166      $14.397        5,896
                              2011       $14.397      $13.871        5,778
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.392          671
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.331        2,571
                              2004       $12.331      $13.735        4,803
                              2005       $13.735      $14.711        7,541
                              2006       $14.711      $16.655        7,232
                              2007       $16.655      $16.665        6,870
                              2008       $16.665      $11.026        6,420
                              2009       $11.026      $13.358        6,480
                              2010       $13.358      $14.628        5,657
                              2011       $14.628      $13.957        4,389
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.680          287
                              2007       $10.680      $11.910          267
                              2008       $11.910      $ 5.984          368
                              2009       $ 5.984      $ 7.975          342
                              2010       $ 7.975      $ 8.555          385
                              2011       $ 8.555      $ 9.292            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.768            0
                              2004       $12.768      $14.319            0
                              2005       $14.319      $15.531            0
                              2006       $15.531      $15.907            0
                              2007       $15.907      $18.257            0
                              2008       $18.257      $ 9.474            0
                              2009       $ 9.474      $14.461            0
                              2010       $14.461      $17.965            0
                              2011       $17.965      $15.895            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.309          783
                              2004       $13.309      $14.878          778
                              2005       $14.878      $16.287        1,581
                              2006       $16.287      $19.178        4,498
                              2007       $19.178      $20.167        4,285
                              2008       $20.167      $11.531        2,884
                              2009       $11.531      $15.663        1,707
                              2010       $15.663      $18.680        1,644
                              2011       $18.680      $18.385        1,620

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.419           0
                              2004       $11.419      $13.408         769
                              2005       $13.408      $14.966         769
                              2006       $14.966      $17.536         316
                              2007       $17.536      $20.545         315
                              2008       $20.545      $13.346           0
                              2009       $13.346      $15.480           0
                              2010       $15.480      $16.130           0
                              2011       $16.130      $18.236           0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.143           0
                              2004       $12.143      $13.331         425
                              2005       $13.331      $15.971         425
                              2006       $15.971      $16.782           0
                              2007       $16.782      $19.553           0
                              2008       $19.553      $ 9.733           0
                              2009       $ 9.733      $16.062           0
                              2010       $16.062      $19.712           0
                              2011       $19.712      $17.781           0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.596         240
                              2004       $12.596      $13.829         846
                              2005       $13.829      $14.628         824
                              2006       $14.628      $18.546         362
                              2007       $18.546      $20.878         362
                              2008       $20.878      $11.647           0
                              2009       $11.647      $14.485           0
                              2010       $14.485      $15.123           0
                              2011       $15.123      $13.308           0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.509           0
                              2004       $12.509      $13.710           0
                              2005       $13.710      $14.245           0
                              2006       $14.245      $16.457           0
                              2007       $16.457      $18.742           0
                              2008       $18.742      $10.251           0
                              2009       $10.251      $ 9.768           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.234             0
                              2004       $10.234      $10.496         6,630
                              2005       $10.496      $10.561        14,331
                              2006       $10.561      $10.860        16,325
                              2007       $10.860      $11.206        14,801
                              2008       $11.206      $ 9.942        12,432
                              2009       $ 9.942      $11.868        12,107
                              2010       $11.868      $12.628         9,651
                              2011       $12.628      $12.908         8,560
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.943         1,479
                              2004       $ 9.943      $ 9.819         3,785
                              2005       $ 9.819      $ 9.730        10,455
                              2006       $ 9.730      $ 9.881         9,503
                              2007       $ 9.881      $ 9.913         9,466
                              2008       $ 9.913      $ 8.204         8,344
                              2009       $ 8.204      $ 8.453         9,162
                              2010       $ 8.453      $ 8.434         9,507
                              2011       $ 8.434      $ 8.435         9,312
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.862             0
                              2004       $ 9.862      $ 9.686         5,503
                              2005       $ 9.686      $ 9.694        13,123
                              2006       $ 9.694      $ 9.875        13,330
                              2007       $ 9.875      $10.088        11,902
                              2008       $10.088      $10.063         9,323
                              2009       $10.063      $ 9.824        10,712
                              2010       $ 9.824      $ 9.590         9,585
                              2011       $ 9.590      $ 9.362         8,804
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.796             0
                              2004       $11.796      $12.765         2,870
                              2005       $12.765      $14.691         2,564
                              2006       $14.691      $14.902         2,693
                              2007       $14.902      $17.342         1,395
                              2008       $17.342      $ 8.845         1,647
                              2009       $ 8.845      $14.750         1,187
                              2010       $14.750      $18.347           586
                              2011       $18.347      $16.662             0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.944           983
                              2004       $11.944      $12.838         3,944
                              2005       $12.838      $13.543         3,851
                              2006       $13.543      $15.170         2,108
                              2007       $15.170      $16.045         2,108
                              2008       $16.045      $11.871           601
                              2009       $11.871      $13.840           601
                              2010       $13.840      $14.387           601
                              2011       $14.387      $12.902           601

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.445            0
                              2007       $ 9.445      $11.352            0
                              2008       $11.352      $ 6.221            0
                              2009       $ 6.221      $ 8.599          672
                              2010       $ 8.599      $10.429          508
                              2011       $10.429      $ 9.413          429
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.652            0
                              2007       $10.652      $10.991            0
                              2008       $10.991      $ 9.155            0
                              2009       $ 9.155      $11.658            0
                              2010       $11.658      $12.752           11
                              2011       $12.752      $13.222            0
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.070            0
                              2007       $10.070      $10.867            0
                              2008       $10.867      $ 9.851            0
                              2009       $ 9.851      $11.373            0
                              2010       $11.373      $11.990            0
                              2011       $11.990      $13.057            0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.251          897
                              2007       $10.251      $10.871          877
                              2008       $10.871      $11.112          594
                              2009       $11.112      $12.360          663
                              2010       $12.360      $13.031          683
                              2011       $13.031      $13.167          649
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.772        2,225
                              2010       $ 7.772      $ 8.543        1,971
                              2011       $ 8.543      $ 8.500        1,672
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.257            0
                              2004       $11.257      $11.890            0
                              2005       $11.890      $12.071            0
                              2006       $12.071      $13.188            0
                              2007       $13.188      $12.994            0
                              2008       $12.994      $ 7.518            0
                              2009       $ 7.518      $ 9.219            0
                              2010       $ 9.219      $ 9.973            0
                              2011       $ 9.973      $10.005            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.226            0
                              2004       $12.226      $13.260            0
                              2005       $13.260      $13.621            0
                              2006       $13.621      $15.412            0
                              2007       $15.412      $14.133            0
                              2008       $14.133      $ 8.457            0
                              2009       $ 8.457      $10.715            0
                              2010       $10.715      $11.963            0
                              2011       $11.963      $11.136            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.594            0
                              2004       $12.594      $14.284          610
                              2005       $14.284      $15.644          868
                              2006       $15.644      $19.505        1,035
                              2007       $19.505      $20.629          722
                              2008       $20.629      $11.285          462
                              2009       $11.285      $13.729          477
                              2010       $13.729      $14.745          495
                              2011       $14.745      $11.955          241
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.093            0
                              2004       $12.093      $13.296            0
                              2005       $13.296      $14.122            0
                              2006       $14.122      $15.706            0
                              2007       $15.706      $14.537            0
                              2008       $14.537      $ 8.577            0
                              2009       $ 8.577      $10.953            0
                              2010       $10.953      $12.180            0
                              2011       $12.180      $11.894            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.866           62
                              2006       $10.866      $12.306        1,084
                              2007       $12.306      $11.423        1,146
                              2008       $11.423      $ 6.159        1,228
                              2009       $ 6.159      $ 5.793            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.664            0
                              2004       $11.664      $11.958          729
                              2005       $11.958      $12.338          743
                              2006       $12.338      $12.698          788
                              2007       $12.698      $13.077          370
                              2008       $13.077      $ 8.037          313
                              2009       $ 8.037      $12.858          251
                              2010       $12.858      $15.162          237
                              2011       $15.162      $12.158            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.235            0
                              2004       $11.235      $12.071            0
                              2005       $12.071      $13.214          239
                              2006       $13.214      $14.292          238
                              2007       $14.292      $14.841          237
                              2008       $14.841      $12.316          215
                              2009       $12.316      $15.642          380
                              2010       $15.642      $16.756          208
                              2011       $16.756      $17.483          174
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.801            0
                              2004       $14.801      $17.770            0
                              2005       $17.770      $23.204            0
                              2006       $23.204      $31.070           66
                              2007       $31.070      $42.593           66
                              2008       $42.593      $17.983           66
                              2009       $17.983      $29.862          457
                              2010       $29.862      $34.672          371
                              2011       $34.672      $27.672          358
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.159        1,114
                              2004       $12.159      $13.384        3,327
                              2005       $13.384      $14.630        3,826
                              2006       $14.630      $17.353        4,068
                              2007       $17.353      $18.593        3,425
                              2008       $18.593      $12.896        2,575
                              2009       $12.896      $16.309        2,840
                              2010       $16.309      $18.156        2,469
                              2011       $18.156      $19.327        1,843
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.627        1,274
                              2004       $11.627      $12.193        1,267
                              2005       $12.193      $13.745            0
                              2006       $13.745      $13.928            0
                              2007       $13.928      $16.539            0
                              2008       $16.539      $ 8.177            0
                              2009       $ 8.177      $13.181            0
                              2010       $13.181      $15.775            0
                              2011       $15.775      $14.931            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.018            0
                              2004       $13.018      $15.436          273
                              2005       $15.436      $17.675        3,429
                              2006       $17.675      $18.830        3,493
                              2007       $18.830      $22.533        3,466
                              2008       $22.533      $11.697        3,166
                              2009       $11.697      $17.967        1,127
                              2010       $17.967      $23.198          831
                              2011       $23.198      $21.020          792
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.520            0
                              2004       $13.520      $15.697            0
                              2005       $15.697      $17.297            0
                              2006       $17.297      $18.883          310
                              2007       $18.883      $18.976          310
                              2008       $18.976      $11.032          310
                              2009       $11.032      $15.791          381
                              2010       $15.791      $19.508          310
                              2011       $19.508      $17.383          310
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.690            0
                              2004       $12.690      $16.855        1,392
                              2005       $16.855      $19.209        1,492
                              2006       $19.209      $25.815        1,429
                              2007       $25.815      $20.843        1,244
                              2008       $20.843      $12.601        1,031
                              2009       $12.601      $15.805          938
                              2010       $15.805      $19.983          630
                              2011       $19.983      $20.611          412



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.25



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2003       $10.000      $12.217        35,403
                              2004       $12.217      $13.256        50,326
                              2005       $13.256      $13.528        62,234
                              2006       $13.528      $15.441        54,619
                              2007       $15.441      $15.794        44,684
                              2008       $15.794      $ 9.138        35,879
                              2009       $ 9.138      $10.729        31,354
                              2010       $10.729      $11.807        16,684
                              2011       $11.807      $12.219        14,972
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $12.382         6,928
                              2004       $12.382      $13.835        14,842
                              2005       $13.835      $15.069        22,175
                              2006       $15.069      $14.520        17,454
                              2007       $14.520      $15.958        13,547
                              2008       $15.958      $ 8.936         6,550
                              2009       $ 8.936      $11.584         6,001
                              2010       $11.584      $12.973         4,699
                              2011       $12.973      $12.780         3,626
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $11.809         2,772
                              2006       $11.809      $15.568        10,204
                              2007       $15.568      $16.034        12,876
                              2008       $16.034      $ 7.307        13,303
                              2009       $ 7.307      $ 9.578        18,973
                              2010       $ 9.578      $ 9.747        11,118
                              2011       $ 9.747      $ 7.661         8,148

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2003       $10.000      $11.421         6,067
                              2004       $11.421      $12.073         8,745
                              2005       $12.073      $13.527         8,623
                              2006       $13.527      $13.114         8,538
                              2007       $13.114      $14.533         4,562
                              2008       $14.533      $ 8.532         3,019
                              2009       $ 8.532      $11.413         1,457
                              2010       $11.413      $12.229           598
                              2011       $12.229      $11.541           596
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                              2003       $10.000      $13.535        24,426
                              2004       $13.535      $15.724        32,306
                              2005       $15.724      $16.359        39,183
                              2006       $16.359      $18.228        39,093
                              2007       $18.228      $18.052        30,143
                              2008       $18.052      $11.315        16,276
                              2009       $11.315      $15.748        13,747
                              2010       $15.748      $19.450        13,111
                              2011       $19.450      $17.340        11,676
 ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                              2005       $10.000      $10.892         1,020
                              2006       $10.892      $13.124         3,735
                              2007       $13.124      $15.625        29,685
                              2008       $15.625      $ 9.640        28,349
                              2009       $ 9.640      $10.355             0
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                              2005       $10.000      $10.673           659
                              2006       $10.673      $12.603         5,146
                              2007       $12.603      $11.782         3,874
                              2008       $11.782      $ 6.779         2,888
                              2009       $ 6.779      $ 8.005         4,222
                              2010       $ 8.005      $ 8.702         2,773
                              2011       $ 8.702      $ 8.170         1,269
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.824         8,956
                              2006       $11.824      $12.855        19,105
                              2007       $12.855      $14.709        27,527
                              2008       $14.709      $ 8.224        26,690
                              2009       $ 8.224      $10.869        15,854
                              2010       $10.869      $12.398        13,565
                              2011       $12.398      $11.760         8,667

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $11.027         1,778
                              2006       $11.027      $12.142         5,215
                              2007       $12.142      $13.249         4,579
                              2008       $13.249      $ 7.509         9,341
                              2009       $ 7.509      $ 9.305        11,758
                              2010       $ 9.305      $10.399        13,708
                              2011       $10.399      $10.284        13,391
 FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $10.416         3,562
                              2006       $10.416      $11.283         6,975
                              2007       $11.283      $11.286         2,557
                              2008       $11.286      $ 8.242         2,502
                              2009       $ 8.242      $11.537         2,437
                              2010       $11.537      $12.794         2,413
                              2011       $12.794      $12.947         2,381
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2005       $10.000      $12.041         7,290
                              2006       $12.041      $13.205         7,834
                              2007       $13.205      $14.857         9,738
                              2008       $14.857      $ 8.753         7,778
                              2009       $ 8.753      $11.935         6,988
                              2010       $11.935      $14.971         7,694
                              2011       $14.971      $13.021         6,335
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.154             0
                              2007       $10.154      $10.396         1,635
                              2008       $10.396      $10.423        17,552
                              2009       $10.423      $10.217        19,031
                              2010       $10.217      $ 9.975         7,382
                              2011       $ 9.975      $ 9.734        11,909
 FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.090         1,272
                              2006       $11.090      $11.384             0
                              2007       $11.384      $12.695             0
                              2008       $12.695      $ 8.011             0
                              2009       $ 8.011      $10.392             0
                              2010       $10.392      $11.781             0
                              2011       $11.781      $10.942             0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.634         6,647
                              2005       $10.634      $10.719        14,368
                              2006       $10.719      $11.437        14,254
                              2007       $11.437      $11.460        12,744
                              2008       $11.460      $ 8.566        12,386
                              2009       $ 8.566      $11.926        11,635
                              2010       $11.926      $13.177        13,640
                              2011       $13.177      $13.443        11,277

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.175         4,497
                              2005       $11.175      $11.078        76,105
                              2006       $11.078      $12.780        61,026
                              2007       $12.780      $12.935        44,637
                              2008       $12.935      $ 8.877        13,575
                              2009       $ 8.877      $11.743        13,078
                              2010       $11.743      $12.909        14,108
                              2011       $12.909      $12.895        13,829
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.316         2,392
                              2006       $11.316      $13.586         5,063
                              2007       $13.586      $14.823         4,574
                              2008       $14.823      $10.346         3,808
                              2009       $10.346      $12.447           954
                              2010       $12.447      $13.596           917
                              2011       $13.596      $12.872           883
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.888         4,116
                              2005       $10.888      $11.745        49,639
                              2006       $11.745      $13.565        50,319
                              2007       $13.565      $13.693        48,680
                              2008       $13.693      $ 8.401        37,815
                              2009       $ 8.401      $10.331        32,235
                              2010       $10.331      $11.208        28,232
                              2011       $11.208      $10.821        20,437
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.453        11,972
                              2005       $11.453      $12.310        44,576
                              2006       $12.310      $14.587        32,629
                              2007       $14.587      $16.428        23,158
                              2008       $16.428      $ 9.555        15,164
                              2009       $ 9.555      $12.776        12,470
                              2010       $12.776      $13.512        14,182
                              2011       $13.512      $11.781        10,468
 GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                              2005       $10.000      $10.463         2,852
                              2006       $10.463      $12.519         2,256
                              2007       $12.519      $12.243         6,122
                              2008       $12.243      $ 7.917         5,418
                              2009       $ 7.917      $ 9.139         5,266
                              2010       $ 9.139      $ 9.915         5,300
                              2011       $ 9.915      $ 8.991         3,122

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
                              2005       $10.000      $11.312        12,386
                              2006       $11.312      $12.821        12,216
                              2007       $12.821      $12.838         4,622
                              2008       $12.838      $ 7.926         1,642
                              2009       $ 7.926      $10.296         1,367
                              2010       $10.296      $12.557         1,279
                              2011       $12.557      $11.470           188
 GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                              2005       $10.000      $11.278         7,303
                              2006       $11.278      $12.354        10,182
                              2007       $12.354      $10.037         4,483
                              2008       $10.037      $ 6.478         3,796
                              2009       $ 6.478      $ 8.069         2,701
                              2010       $ 8.069      $10.243         2,346
                              2011       $10.243      $10.061         2,625
 GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                              2005       $10.000      $11.207         2,131
                              2006       $11.207      $12.344         3,422
                              2007       $12.344      $11.758         3,437
                              2008       $11.758      $ 7.280         3,100
                              2009       $ 7.280      $ 8.604         3,023
                              2010       $ 8.604      $ 9.472         3,040
                              2011       $ 9.472      $ 9.616         2,853
 INVESCO V.I. BASIC VALUE FUND - SERIES II
                              2003       $10.000      $12.821        16,493
                              2004       $12.821      $13.864        35,057
                              2005       $13.864      $14.261        36,380
                              2006       $14.261      $15.715        32,440
                              2007       $15.715      $15.538        20,565
                              2008       $15.538      $ 7.291        12,921
                              2009       $ 7.291      $10.508        10,284
                              2010       $10.508      $10.964         7,492
                              2011       $10.964      $10.334         7,092
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2003       $10.000      $12.172         8,256
                              2004       $12.172      $12.627         8,568
                              2005       $12.627      $13.377         8,695
                              2006       $13.377      $13.842         8,220
                              2007       $13.842      $15.086         4,397
                              2008       $15.086      $ 8.444         2,057
                              2009       $ 8.444      $ 9.945         1,952
                              2010       $ 9.945      $11.178         1,737
                              2011       $11.178      $10.020           876

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.720        19,424
                              2007       $10.720      $11.281        11,535
                              2008       $11.281      $ 7.668         6,309
                              2009       $ 7.668      $ 9.574         5,446
                              2010       $ 9.574      $10.205         5,271
                              2011       $10.205      $ 9.927         5,033
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.165        42,467
                              2004       $12.165      $12.842        51,747
                              2005       $12.842      $13.201        50,611
                              2006       $13.201      $14.274        43,834
                              2007       $14.274      $14.467        33,716
                              2008       $14.467      $ 8.968        21,010
                              2009       $ 8.968      $10.843        16,205
                              2010       $10.843      $11.658        11,455
                              2011       $11.658      $11.367         9,501
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2003       $10.000      $12.870        17,926
                              2004       $12.870      $14.396        30,596
                              2005       $14.396      $14.912        28,587
                              2006       $14.912      $17.692        28,541
                              2007       $17.692      $18.426        25,097
                              2008       $18.426      $10.590        19,579
                              2009       $10.590      $11.996        18,172
                              2010       $11.996      $13.095        13,888
                              2011       $13.095      $14.079             0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2003       $10.000      $11.243        30,481
                              2004       $11.243      $12.018        38,139
                              2005       $12.018      $11.951        28,345
                              2006       $11.951      $12.711        25,841
                              2007       $12.711      $12.883        19,505
                              2008       $12.883      $ 9.653         7,974
                              2009       $ 9.653      $13.586         8,242
                              2010       $13.586      $14.575         5,514
                              2011       $14.575      $14.455         3,599
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2003       $10.000      $11.575        19,059
                              2004       $11.575      $12.503        19,582
                              2005       $12.503      $13.017        22,418
                              2006       $13.017      $14.473        16,710
                              2007       $14.473      $14.523        14,387
                              2008       $14.523      $10.422        10,283
                              2009       $10.422      $12.699         7,833
                              2010       $12.699      $13.893         5,527
                              2011       $13.893      $14.737             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                              2011       $10.000      $ 7.746         5,453
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                              2004       $10.000      $10.741         4,991
                              2005       $10.741      $11.242         9,250
                              2006       $11.242      $12.173         9,212
                              2007       $12.173      $12.977         5,342
                              2008       $12.977      $ 9.029         3,714
                              2009       $ 9.029      $11.438         3,193
                              2010       $11.438      $12.697         3,118
                              2011       $12.697      $11.582         2,983
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2003       $10.000      $12.019        86,178
                              2004       $12.019      $12.933       102,644
                              2005       $12.933      $13.178        64,876
                              2006       $13.178      $14.813        61,182
                              2007       $14.813      $15.173        40,469
                              2008       $15.173      $ 9.286        20,161
                              2009       $ 9.286      $11.420        20,302
                              2010       $11.420      $12.767        24,739
                              2011       $12.767      $12.647        23,628
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $10.000      $11.761        19,075
                              2004       $11.761      $12.252        22,425
                              2005       $12.252      $12.867        25,650
                              2006       $12.867      $12.883        24,571
                              2007       $12.883      $14.659        16,961
                              2008       $14.659      $ 7.277        12,218
                              2009       $ 7.277      $11.759        11,178
                              2010       $11.759      $13.717         8,288
                              2011       $13.717      $12.528         7,280
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2003       $10.000      $12.428       111,935
                              2004       $12.428      $14.238       178,082
                              2005       $14.238      $14.462       196,363
                              2006       $14.462      $16.374       189,732
                              2007       $16.374      $15.601       150,721
                              2008       $15.601      $ 9.771        83,824
                              2009       $ 9.771      $12.240        62,194
                              2010       $12.240      $13.816        51,988
                              2011       $13.816      $13.195        41,179

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2003       $10.000      $11.531        17,339
                              2004       $11.531      $12.546        20,354
                              2005       $12.546      $13.144        46,391
                              2006       $13.144      $14.437        36,026
                              2007       $14.437      $14.556        32,146
                              2008       $14.556      $10.980        19,557
                              2009       $10.980      $13.121        18,988
                              2010       $13.121      $14.341        15,572
                              2011       $14.341      $13.810        18,097
 INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND - SERIES II
                              2011       $10.000      $11.342        13,705
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.000      $12.326        42,052
                              2004       $12.326      $13.724        75,861
                              2005       $13.724      $14.691        78,843
                              2006       $14.691      $16.623        79,246
                              2007       $16.623      $16.625        55,286
                              2008       $16.625      $10.994        33,729
                              2009       $10.994      $13.312        28,456
                              2010       $13.312      $14.571        25,045
                              2011       $14.571      $13.895        23,964
 INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                              2006       $10.000      $10.676         7,588
                              2007       $10.676      $11.900         7,542
                              2008       $11.900      $ 5.976         5,602
                              2009       $ 5.976      $ 7.960         5,552
                              2010       $ 7.960      $ 8.535         5,504
                              2011       $ 8.535      $ 9.268             0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.000      $12.763         3,764
                              2004       $12.763      $14.307         2,363
                              2005       $14.307      $15.510         1,854
                              2006       $15.510      $15.877         5,087
                              2007       $15.877      $18.214         4,632
                              2008       $18.214      $ 9.446         3,888
                              2009       $ 9.446      $14.411         1,655
                              2010       $14.411      $17.895         1,642
                              2011       $17.895      $15.825         1,286
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2003       $10.000      $13.304        29,916
                              2004       $13.304      $14.865        43,891
                              2005       $14.865      $16.265        40,547
                              2006       $16.265      $19.142        40,174
                              2007       $19.142      $20.119        31,164
                              2008       $20.119      $11.497        17,347
                              2009       $11.497      $15.609        14,256
                              2010       $15.609      $18.607        11,153
                              2011       $18.607      $18.304         9,438

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2003       $10.000      $11.415         3,006
                              2004       $11.415      $13.396        10,426
                              2005       $13.396      $14.946        12,802
                              2006       $14.946      $17.503        12,535
                              2007       $17.503      $20.495        10,042
                              2008       $20.495      $13.307         4,567
                              2009       $13.307      $15.427         2,760
                              2010       $15.427      $16.066         1,634
                              2011       $16.066      $18.155         1,166
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.139         3,059
                              2004       $12.139      $13.320         3,241
                              2005       $13.320      $15.949         3,181
                              2006       $15.949      $16.750         7,063
                              2007       $16.750      $19.507         6,963
                              2008       $19.507      $ 9.705         6,570
                              2009       $ 9.705      $16.007         5,079
                              2010       $16.007      $19.635         4,683
                              2011       $19.635      $17.702           872
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2003       $10.000      $12.592         4,257
                              2004       $12.592      $13.817        10,696
                              2005       $13.817      $14.608         8,364
                              2006       $14.608      $18.511         8,311
                              2007       $18.511      $20.828         4,197
                              2008       $20.828      $11.613         4,158
                              2009       $11.613      $14.435         3,080
                              2010       $14.435      $15.064         1,727
                              2011       $15.064      $13.249         1,149
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2003       $10.000      $12.504         1,665
                              2004       $12.504      $13.698         5,041
                              2005       $13.698      $14.226         3,870
                              2006       $14.226      $16.427         3,458
                              2007       $16.427      $18.697         2,468
                              2008       $18.697      $10.222         1,089
                              2009       $10.222      $ 9.738             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2003       $10.000      $10.230        54,645
                              2004       $10.230      $10.487        92,904
                              2005       $10.487      $10.547        90,593
                              2006       $10.547      $10.839        84,056
                              2007       $10.839      $11.180        66,765
                              2008       $11.180      $ 9.913        38,497
                              2009       $ 9.913      $11.827        34,055
                              2010       $11.827      $12.579        30,333
                              2011       $12.579      $12.851        24,042
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.940        72,420
                              2004       $ 9.940      $ 9.811        94,383
                              2005       $ 9.811      $ 9.717        88,918
                              2006       $ 9.717      $ 9.862        65,153
                              2007       $ 9.862      $ 9.890        35,340
                              2008       $ 9.890      $ 8.180        16,180
                              2009       $ 8.180      $ 8.424        13,614
                              2010       $ 8.424      $ 8.401        13,565
                              2011       $ 8.401      $ 8.397        11,676
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2003       $10.000      $ 9.859        37,046
                              2004       $ 9.859      $ 9.677        41,290
                              2005       $ 9.677      $ 9.681        69,278
                              2006       $ 9.681      $ 9.857        57,071
                              2007       $ 9.857      $10.064        37,871
                              2008       $10.064      $10.034        25,604
                              2009       $10.034      $ 9.790        20,320
                              2010       $ 9.790      $ 9.552        16,666
                              2011       $ 9.552      $ 9.321        15,259
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
 FORMERLY, MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2003       $10.000      $11.792        12,391
                              2004       $11.792      $12.754        25,136
                              2005       $12.754      $14.671        22,652
                              2006       $14.671      $14.874        23,211
                              2007       $14.874      $17.301        19,014
                              2008       $17.301      $ 8.819        18,448
                              2009       $ 8.819      $14.700        13,637
                              2010       $14.700      $18.275        12,227
                              2011       $18.275      $16.588         8,751
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2003       $10.000      $11.940        12,145
                              2004       $11.940      $12.827        12,457
                              2005       $12.827      $13.524        15,534
                              2006       $13.524      $15.141        18,668
                              2007       $15.141      $16.007        17,363
                              2008       $16.007      $11.837        16,923
                              2009       $11.837      $13.793        22,215
                              2010       $13.793      $14.331        16,599
                              2011       $14.331      $12.845        14,336

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $ 9.442         2,944
                              2007       $ 9.442      $11.342         6,430
                              2008       $11.342      $ 6.212         9,626
                              2009       $ 6.212      $ 8.583        10,006
                              2010       $ 8.583      $10.404        10,460
                              2011       $10.404      $ 9.385        10,661
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.648         3,456
                              2007       $10.648      $10.982           774
                              2008       $10.982      $ 9.143           676
                              2009       $ 9.143      $11.637           673
                              2010       $11.637      $12.721         1,680
                              2011       $12.721      $13.183         1,529
 PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.066             0
                              2007       $10.066      $10.858             0
                              2008       $10.858      $ 9.837         2,392
                              2009       $ 9.837      $11.351         2,578
                              2010       $11.351      $11.961         2,873
                              2011       $11.961      $13.020         2,772
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                              2006       $10.000      $10.248             0
                              2007       $10.248      $10.862         1,230
                              2008       $10.862      $11.096        19,198
                              2009       $11.096      $12.337        19,811
                              2010       $12.337      $13.000        21,232
                              2011       $13.000      $13.129        16,651
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $ 7.754         3,013
                              2010       $ 7.754      $ 8.518         2,859
                              2011       $ 8.518      $ 8.471         7,964
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.000      $11.253         6,784
                              2004       $11.253      $11.880        11,902
                              2005       $11.880      $12.055        13,365
                              2006       $12.055      $13.163        13,379
                              2007       $13.163      $12.963         9,899
                              2008       $12.963      $ 7.496         4,447
                              2009       $ 7.496      $ 9.188         2,652
                              2010       $ 9.188      $ 9.934         2,631
                              2011       $ 9.934      $ 9.961         2,597

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.000      $12.222         6,026
                              2004       $12.222      $13.249         5,240
                              2005       $13.249      $13.602         5,227
                              2006       $13.602      $15.383         5,215
                              2007       $15.383      $14.099         4,888
                              2008       $14.099      $ 8.432         4,461
                              2009       $ 8.432      $10.679         4,446
                              2010       $10.679      $11.916         4,432
                              2011       $11.916      $11.086         4,419
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.000      $12.589        14,517
                              2004       $12.589      $14.272        20,686
                              2005       $14.272      $15.623        28,722
                              2006       $15.623      $19.468        28,470
                              2007       $19.468      $20.579        17,507
                              2008       $20.579      $11.252        15,481
                              2009       $11.252      $13.682        14,782
                              2010       $13.682      $14.687        11,715
                              2011       $14.687      $11.902        13,938
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.000      $12.089         3,168
                              2004       $12.089      $13.285         4,105
                              2005       $13.285      $14.103         4,040
                              2006       $14.103      $15.677         3,467
                              2007       $15.677      $14.502         3,369
                              2008       $14.502      $ 8.553         2,165
                              2009       $ 8.553      $10.916         2,108
                              2010       $10.916      $12.132           504
                              2011       $12.132      $11.842           458
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2005       $10.000      $10.862         1,793
                              2006       $10.862      $12.295         2,686
                              2007       $12.295      $11.407         2,840
                              2008       $11.407      $ 6.147         3,149
                              2009       $ 6.147      $ 5.782             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.000      $11.660        10,663
                              2004       $11.660      $11.948        16,651
                              2005       $11.948      $12.321        16,656
                              2006       $12.321      $12.675        17,041
                              2007       $12.675      $13.046        10,766
                              2008       $13.046      $ 8.014         9,936
                              2009       $ 8.014      $12.815         9,708
                              2010       $12.815      $15.102         9,529
                              2011       $15.102      $12.104        16,403

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $10.000      $11.231         2,452
                              2004       $11.231      $12.061         7,170
                              2005       $12.061      $13.196         7,477
                              2006       $13.196      $14.266         7,379
                              2007       $14.266      $14.806         6,837
                              2008       $14.806      $12.281         4,504
                              2009       $12.281      $15.589         3,613
                              2010       $15.589      $16.690         2,839
                              2011       $16.690      $17.405         2,488
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                              2003       $10.000      $14.796        11,894
                              2004       $14.796      $17.755        15,023
                              2005       $17.755      $23.173        14,594
                              2006       $23.173      $31.012        15,194
                              2007       $31.012      $42.491         9,319
                              2008       $42.491      $17.931         7,301
                              2009       $17.931      $29.760         6,887
                              2010       $29.760      $34.536         9,030
                              2011       $34.536      $27.549         6,772
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $12.155        23,374
                              2004       $12.155      $13.373        50,007
                              2005       $13.373      $14.610        75,653
                              2006       $14.610      $17.321        66,294
                              2007       $17.321      $18.548        52,197
                              2008       $18.548      $12.858        32,208
                              2009       $12.858      $16.253        28,549
                              2010       $16.253      $18.085        25,814
                              2011       $18.085      $19.241        18,347
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $11.623        22,701
                              2004       $11.623      $12.182        41,302
                              2005       $12.182      $13.726        26,167
                              2006       $13.726      $13.902        26,359
                              2007       $13.902      $16.499         9,835
                              2008       $16.499      $ 8.153         9,255
                              2009       $ 8.153      $13.136         5,348
                              2010       $13.136      $15.713         4,624
                              2011       $15.713      $14.864         3,473

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.014        33,773
                              2004       $13.014      $15.423        47,346
                              2005       $15.423      $17.651        51,361
                              2006       $17.651      $18.795        46,598
                              2007       $18.795      $22.480        33,740
                              2008       $22.480      $11.663        15,464
                              2009       $11.663      $17.906        11,597
                              2010       $17.906      $23.107         9,894
                              2011       $23.107      $20.927         8,018
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.515        33,480
                              2004       $13.515      $15.684        39,426
                              2005       $15.684      $17.274        31,835
                              2006       $17.274      $18.848        26,580
                              2007       $18.848      $18.930        15,154
                              2008       $18.930      $11.000         8,798
                              2009       $11.000      $15.737         7,506
                              2010       $15.737      $19.431         6,465
                              2011       $19.431      $17.306         4,502
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $10.000      $12.685        29,564
                              2004       $12.685      $16.840        38,255
                              2005       $16.840      $19.183        34,422
                              2006       $19.183      $25.767        30,701
                              2007       $25.767      $20.793        22,386
                              2008       $20.793      $12.565        14,297
                              2009       $12.565      $15.751        12,232
                              2010       $15.751      $19.904         9,878
                              2011       $19.904      $20.519         8,318



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2011 AND FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2011, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2011, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 02, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                     AST
                                      ACADEMIC                AMERICAN       AST                     AST
                                     STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                        ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                     ALLOCATION  STRATEGIES    GROWTH    ALLOCATION     VALUE       2018
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.......... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ----------  ----------    ------    ----------    -------    --------
    Total assets.................... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
NET ASSETS
Accumulation units.................. $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
Contracts in payout (annuitization)
 period.............................         --          --        --            --         --          --
                                     ----------  ----------    ------    ----------    -------    --------
    Total net assets................ $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    625,197     201,230       378       750,435      1,807      71,027
                                     ==========  ==========    ======    ==========    =======    ========
Cost of investments................. $6,231,620  $1,934,534    $4,764    $7,105,739    $19,756    $787,415
                                     ==========  ==========    ======    ==========    =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.65  $     9.48    $ 7.77    $     9.14    $  7.30    $  11.46
                                     ==========  ==========    ======    ==========    =======    ========
    Highest......................... $    12.82  $    13.61    $14.15    $    12.87    $ 13.75    $  13.83
                                     ==========  ==========    ======    ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                        BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                        2019        2020        2021        2022     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      --------     -------    --------    --------   ----------   --------
    Total assets....................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
NET ASSETS
Accumulation units..................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
Contracts in payout (annuitization)
 period.............................        --          --          --          --           --         --
                                      --------     -------    --------    --------   ----------   --------
    Total net assets................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
FUND SHARE INFORMATION
Number of shares....................    29,149       7,938      32,470      51,724      526,128     24,703
                                      ========     =======    ========    ========   ==========   ========
Cost of investments.................  $323,367     $78,859    $402,503    $611,445   $5,113,802   $216,527
                                      ========     =======    ========    ========   ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  11.60     $ 11.06    $  12.72    $  11.89   $     8.43   $   8.71
                                      ========     =======    ========    ========   ==========   ========
    Highest.........................  $  13.96     $ 11.73    $  13.09    $  12.06   $    13.12   $  13.27
                                      ========     =======    ========    ========   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                                        TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ------------- ----------- ------------
                                         AST                                                           AST
                                         CLS         AST         AST          AST          AST     FIRST TRUST
                                      MODERATE     COHEN &    FEDERATED  FI PYRAMIS(R) FIRST TRUST   CAPITAL
                                        ASSET      STEERS    AGGRESSIVE      ASSET      BALANCED   APPRECIATION
                                     ALLOCATION    REALTY      GROWTH     ALLOCATION     TARGET       TARGET
                                     ----------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.......... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ----------    -------     -------     --------    ----------   ----------
    Total assets.................... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
NET ASSETS
Accumulation units.................. $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
Contracts in payout (annuitization)
 period.............................         --         --          --           --            --           --
                                     ----------    -------     -------     --------    ----------   ----------
    Total net assets................ $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................    168,036      6,575       2,156       18,744       251,661    1,009,877
                                     ==========    =======     =======     ========    ==========   ==========
Cost of investments................. $1,334,548    $52,847     $19,910     $156,752    $2,274,526   $9,362,498
                                     ==========    =======     =======     ========    ==========   ==========
ACCUMULATION UNIT FAIR
VALUE
    Lowest.......................... $     9.15    $  9.87     $  7.83     $   9.24    $     8.55   $     7.90
                                     ==========    =======     =======     ========    ==========   ==========
    Highest......................... $    12.63    $ 19.17     $ 14.40     $  12.74    $    13.34   $    13.07
                                     ==========    =======     =======     ========    ==========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST         AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                       GLOBAL       SACHS        SACHS       SACHS       SACHS
                                        REAL     CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                       ESTATE       GROWTH       VALUE      GROWTH       VALUE    HIGH YIELD
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ------      -------      -------     -------     ------      -------
    Total assets....................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
NET ASSETS
Accumulation units..................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
Contracts in payout (annuitization)
 period.............................       --           --           --          --         --           --
                                       ------      -------      -------     -------     ------      -------
    Total net assets................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................      289        2,007        1,059       9,482        475        4,614
                                       ======      =======      =======     =======     ======      =======
Cost of investments.................   $2,030      $46,068      $21,849     $48,862     $4,417      $31,470
                                       ======      =======      =======     =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.68      $  8.83      $  6.90     $ 10.11     $11.45      $ 10.89
                                       ======      =======      =======     =======     ======      =======
    Highest.........................   $15.32      $ 13.10      $ 12.54     $ 15.10     $15.78      $ 14.12
                                       ======      =======      =======     =======     ======      =======



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments, at fair value..........   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,425       47,138        4,693         4,702      1,594,371       2,410
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $115,273     $413,935      $55,061       $87,967     $9,781,179     $52,510
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.40     $   9.58      $  6.62       $  6.67     $    12.88     $  7.19
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.35     $  12.68      $ 12.74       $ 12.26     $    14.51     $ 12.74
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ----------- ----------- ----------- ----------- -----------
                                          AST                      AST         AST
                                       JPMORGAN        AST     LORD ABBETT   MARSICO       AST         AST
                                       STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL   MFS GLOBAL      MFS
                                     OPPORTUNITIES    VALUE      INCOME      GROWTH      EQUITY      GROWTH
                                     ------------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ----------     ------      -------     -------     -------     -------
    Total assets....................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
Contracts in payout (annuitization)
 period.............................          --         --           --          --          --          --
                                      ----------     ------      -------     -------     -------     -------
    Total net assets................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................     238,670         45        4,344       3,876       4,025       1,498
                                      ==========     ======      =======     =======     =======     =======
Cost of investments.................  $2,803,505     $  776      $44,011     $74,492     $45,058     $13,038
                                      ==========     ======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.40     $ 6.50      $ 12.02     $  8.42     $  8.82     $  8.57
                                      ==========     ======      =======     =======     =======     =======
    Highest.........................  $    12.09     $13.30      $ 14.54     $ 14.53     $ 13.97     $ 13.12
                                      ==========     ======      =======     =======     =======     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                 AST         AST         AST         AST
                                                              NEUBERGER   NEUBERGER  PARAMETRIC     PIMCO
                                         AST         AST       BERMAN/     BERMAN     EMERGING     LIMITED
                                       MID-CAP      MONEY    LSV MID-CAP   MID-CAP     MARKETS    MATURITY
                                        VALUE      MARKET       VALUE      GROWTH      EQUITY       BOND
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       -------    --------     -------     -------     -------    --------
    Total assets....................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
NET ASSETS
Accumulation units..................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
Contracts in payout (annuitization)
 period.............................        --          --          --          --          --          --
                                       -------    --------     -------     -------     -------    --------
    Total net assets................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
FUND SHARE INFORMATION
Number of shares....................     3,277     418,302       2,336       1,454       2,711      10,223
                                       =======    ========     =======     =======     =======    ========
Cost of investments.................   $30,140    $418,302     $34,252     $29,234     $20,430    $114,040
                                       =======    ========     =======     =======     =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  8.97    $   9.26     $  8.79     $  9.09     $  8.33    $  10.45
                                       =======    ========     =======     =======     =======    ========
    Highest.........................   $ 15.21    $  10.04     $ 15.90     $ 15.58     $ 13.89    $  11.80
                                       =======    ========     =======     =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ ----------- ----------- ----------- -----------
                                                                               AST
                                         AST          AST          AST      SCHRODERS
                                        PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       --------    ----------    -------    --------     ------      -------
    Total assets....................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
NET ASSETS
Accumulation units..................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
Contracts in payout (annuitization)
 period.............................         --            --         --          --         --           --
                                       --------    ----------    -------    --------     ------      -------
    Total net assets................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     34,492       695,275      2,495      48,902        138        2,372
                                       ========    ==========    =======    ========     ======      =======
Cost of investments.................   $405,320    $6,939,013    $29,088    $531,120     $1,851      $25,165
                                       ========    ==========    =======    ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  11.49    $    10.15    $  7.77    $   8.98     $10.41      $  8.97
                                       ========    ==========    =======    ========     ======      =======
    Highest.........................   $  12.94    $    12.48    $ 14.68    $  12.89     $17.09      $ 14.77
                                       ========    ==========    =======    ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                               SERIES        SERIES        SERIES        SERIES        SERIES        SERIES
                                TRUST         TRUST         TRUST         TRUST         TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                 AST           AST           AST           AST           AST           AST
                            T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE  WELLINGTON
                                ASSET        EQUITY        GLOBAL       LARGE-CAP      NATURAL     MANAGEMENT
                             ALLOCATION      INCOME         BOND         GROWTH       RESOURCES   HEDGED EQUITY
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ----------      -------       -------       -------      --------      --------
    Total assets...........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
NET ASSETS
Accumulation units.........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
Contracts in payout
 (annuitization) period....          --           --            --            --            --            --
                             ----------      -------       -------       -------      --------      --------
    Total net assets.......  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
FUND SHARE
 INFORMATION
Number of shares...........     304,210        5,369         8,547         2,621         5,964        11,843
                             ==========      =======       =======       =======      ========      ========
Cost of investments........  $4,646,354      $45,471       $95,758       $26,929      $155,387      $116,178
                             ==========      =======       =======       =======      ========      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     9.57      $  6.82       $ 10.74       $  9.38      $   6.78      $   7.62
                             ==========      =======       =======       =======      ========      ========
    Highest................  $    13.31      $ 13.84       $ 12.32       $ 14.43      $  13.58      $  13.60
                             ==========      =======       =======       =======      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- ------------- -------------- ----------- -------------- ------------
                               FRANKLIN
                            TEMPLETON VIP                                 PROFUND      PROFUND
                            FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                              ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                            -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments, at fair value.   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ----------      ------         ------       ------        ------       -------
    Total assets...........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units.........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
Contracts in payout
 (annuitization) period....           --          --             --           --            --            --
                              ----------      ------         ------       ------        ------       -------
    Total net assets.......   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
FUND SHARE
 INFORMATION
Number of shares...........      315,056         158            104          164           419         1,536
                              ==========      ======         ======       ======        ======       =======
Cost of investments........   $2,150,322      $3,044         $3,072       $2,232        $3,046       $39,525
                              ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $     8.60      $ 5.32         $10.37       $ 8.99        $ 8.44       $  9.14
                              ==========      ======         ======       ======        ======       =======
    Highest................   $    13.39      $11.69         $13.75       $14.03        $12.33       $ 14.49
                              ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                             SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                            ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                            BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS
                               GROWTH        INCOME         VALUE        GROWTH       CAP VALUE       VALUE
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total assets...........  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.........  $22,198,192   $60,282,577   $15,323,889   $17,073,443   $18,974,275   $1,442,471
Contracts in payout
 (annuitization) period....       54,169       105,905         1,240         7,476            --           --
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets.......  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,123,289     3,381,214     1,344,310       652,691     1,233,698      155,439
                             ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments........  $19,603,063   $70,571,831   $22,904,331   $15,572,170   $18,722,248   $1,830,457
                             ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      6.04   $      9.54   $      7.58   $      5.57   $     17.11   $     8.09
                             ===========   ===========   ===========   ===========   ===========   ==========
    Highest................  $     14.15   $     13.63   $      8.28   $     12.71   $     19.19   $     8.83
                             ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                            PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ------------ ------------
                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY
                                CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                              VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                            ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments, at fair value.     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                -------           ------        -------     --------      -------      --------
    Total assets...........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
NET ASSETS
Accumulation units.........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
Contracts in payout
 (annuitization) period....          --               --             --           --           --            --
                                -------           ------        -------     --------      -------      --------
    Total net assets.......     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
FUND SHARE
 INFORMATION
Number of shares...........       1,591              570            468       14,985        4,619       576,805
                                =======           ======        =======     ========      =======      ========
Cost of investments........     $10,799           $4,250        $13,888     $431,397      $95,487      $576,805
                                =======           ======        =======     ========      =======      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................     $ 16.06           $13.16        $  6.41     $   8.43      $  8.49      $   9.68
                                =======           ======        =======     ========      =======      ========
    Highest................     $ 16.30           $13.35        $ 12.21     $  13.49      $ 12.12      $  12.21
                                =======           ======        =======     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         DWS         DWS          DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                     INVESTMENT   INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                      SERIES I     SERIES I     SERIES I    SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ------------- -----------
                                                                  DWS          DWS
                                                     DWS         GLOBAL    GROWTH AND       DWS          DWS
                                         DWS       CAPITAL     SMALL CAP     INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A GROWTH VIP A    VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------ ----------- ------------- -----------
ASSETS
Investments, at fair value..........  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      --------     --------    ----------   --------     --------    ----------
    Total assets....................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
NET ASSETS
Accumulation units..................  $253,602     $941,357    $1,053,837   $401,635     $283,424    $1,130,685
Contracts in payout (annuitization)
 period.............................    41,944       25,886            --      3,824        5,103        54,556
                                      --------     --------    ----------   --------     --------    ----------
    Total net assets................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    51,669       52,058        83,176     54,351       42,808        55,153
                                      ========     ========    ==========   ========     ========    ==========
Cost of investments.................  $301,669     $892,419    $1,091,338   $436,963     $453,796    $1,180,366
                                      ========     ========    ==========   ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  14.38     $  11.61    $    22.79   $  10.33     $   9.33    $    11.52
                                      ========     ========    ==========   ========     ========    ==========
    Highest.........................  $  14.57     $  11.76    $    23.09   $  10.47     $   9.45    $    11.60
                                      ========     ========    ==========   ========     ========    ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                DWS          DWS                       FIDELITY      FIDELITY      FIDELITY
                             VARIABLE     VARIABLE      FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            INVESTMENT   INVESTMENT     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                             SERIES II    SERIES II      SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ------------- ------------- -------------- ------------- -------------
                                DWS          DWS
                               MONEY    SMALL MID CAP   FEDERATED
                              MARKET       GROWTH         PRIME                         VIP
                             VIP A II     VIP A II    MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                            ----------- ------------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             --------     --------     ----------     ----------    ----------    ----------
    Total assets...........  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units.........  $258,653     $323,810     $8,712,715     $4,834,289    $  919,260    $2,901,417
Contracts in payout
 (annuitization) period....        --           --        103,039         10,566           906         7,216
                             --------     --------     ----------     ----------    ----------    ----------
    Total net assets.......  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........   258,653       24,457      8,815,754        210,463        49,233        78,846
                             ========     ========     ==========     ==========    ==========    ==========
Cost of investments........  $258,653     $322,808     $8,815,754     $5,014,068    $1,009,552    $2,931,087
                             ========     ========     ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $  10.46     $  10.91     $     9.70     $    12.44    $    11.18    $     6.68
                             ========     ========     ==========     ==========    ==========    ==========
    Highest................  $  10.51     $  10.99     $    12.88     $    22.35    $    14.03    $    14.45
                             ========     ========     ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                    FIDELITY          FIDELITY
                          FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                    VIP ASSET
                                                         VIP                         MANAGER             VIP
                          VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                           INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ----------    ----------    ----------    ----------        -------         -----------
    Total assets.......  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units.....  $1,012,508    $4,021,381    $1,511,405    $  934,119        $49,289         $58,771,616
Contracts in payout
 (annuitization)
 period................       2,869         7,771         3,880           856             --             221,809
                         ----------    ----------    ----------    ----------        -------         -----------
    Total net assets...  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares.......     188,382        31,154       116,830        68,597          3,734           2,605,717
                         ==========    ==========    ==========    ==========        =======         ===========
Cost of investments....  $1,116,528    $3,923,271    $1,476,899    $1,200,928        $41,764         $69,788,898
                         ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $    12.33    $     8.56    $    17.38    $     7.88        $ 10.37         $      9.21
                         ==========    ==========    ==========    ==========        =======         ===========
    Highest............  $    14.41    $    10.14    $    18.27    $    10.20        $ 12.06         $     17.55
                         ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            --------         ----------        ----------        ----------        ----------
    Total assets.......     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
Contracts in payout
 (annuitization)
 period................           --                 --                --                --                --
                            --------         ----------        ----------        ----------        ----------
    Total net assets...     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......       37,509            850,801           606,287           224,341           310,779
                            ========         ==========        ==========        ==========        ==========
Cost of investments....     $797,023         $8,810,197        $6,212,484        $2,297,953        $3,169,114
                            ========         ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $  10.23         $    10.21        $     9.74        $     9.22        $    10.57
                            ========         ==========        ==========        ==========        ==========
    Highest............     $  13.21         $    11.07        $    10.57        $    10.00        $    11.46
                            ========         ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP GROWTH
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................     $120,273
                            --------
    Total assets.......     $120,273
                            ========
NET ASSETS
Accumulation units.....     $120,273
Contracts in payout
 (annuitization)
 period................           --
                            --------
    Total net assets...     $120,273
                            ========
FUND SHARE
 INFORMATION
Number of shares.......        3,292
                            ========
Cost of investments....     $102,870
                            ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $   8.13
                            ========
    Highest............     $  12.04
                            ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP
                            GROWTH &             VIP               VIP                           VIP INVESTMENT
                             INCOME         GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           -----------       ----------        ----------        ----------          ------
    Total assets.......    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
Contracts in payout
 (annuitization)
 period................             --               --                --                --              --
                           -----------       ----------        ----------        ----------          ------
    Total net assets...    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        903,455           98,216         1,231,237            52,141             114
                           ===========       ==========        ==========        ==========          ======
Cost of investments....    $11,586,872       $1,233,383        $6,900,484        $6,887,408          $1,459
                           ===========       ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.18       $     9.90        $    12.81        $     9.14          $14.59
                           ===========       ==========        ==========        ==========          ======
    Highest............    $     11.12       $    10.74        $    18.61        $    13.10          $14.59
                           ===========       ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $15,901,004
                           -----------
    Total assets.......    $15,901,004
                           ===========
NET ASSETS
Accumulation units.....    $15,705,381
Contracts in payout
 (annuitization)
 period................        195,623
                           -----------
    Total net assets...    $15,901,004
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        556,368
                           ===========
Cost of investments....    $16,894,613
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.54
                           ===========
    Highest............    $     14.08
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                   FRANKLIN       FRANKLIN
                                VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                 MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                            (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               -----------         -------        ----------    -----------    -----------    ------------
    Total assets...........    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.........    $16,064,404         $32,471        $3,204,387    $35,094,386    $10,670,889    $162,569,447
Contracts in payout
 (annuitization) period....         20,293              --                --         89,572          4,392         779,235
                               -----------         -------        ----------    -----------    -----------    ------------
    Total net assets.......    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares...........     16,084,697           2,402           265,044      3,075,521      1,678,503      11,407,031
                               ===========         =======        ==========    ===========    ===========    ============
Cost of investments........    $16,084,697         $43,566        $2,827,908    $40,723,671    $10,285,672    $174,312,218
                               ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.65         $  9.26        $    10.83    $     13.46    $     13.29    $      12.64
                               ===========         =======        ==========    ===========    ===========    ============
    Highest................    $     10.40         $ 13.88        $    11.83    $     15.33    $     14.73    $      14.13
                               ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN       FRANKLIN                       MUTUAL
                              LARGE CAP      SMALL CAP    SMALL-MID CAP                     GLOBAL
                                GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                              SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total assets...........  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $38,664,233    $33,957,456     $1,617,644    $30,114,999    $18,885,604    $84,622,413
Contracts in payout
 (annuitization) period....       66,104        217,447             --         56,147        157,579        335,683
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total net assets.......  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    2,663,710      2,200,573         78,948      2,248,223        987,205      5,523,933
                             ===========    ===========     ==========    ===========    ===========    ===========
Cost of investments........  $40,045,367    $32,133,995     $1,218,417    $28,762,178    $20,148,940    $93,012,703
                             ===========    ===========     ==========    ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      9.64    $     12.18     $     7.98    $     11.78    $     10.23    $     10.69
                             ===========    ===========     ==========    ===========    ===========    ===========
    Highest................  $     10.69    $     21.67     $    21.72    $     13.15    $     13.92    $     19.54
                             ===========    ===========     ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- --------------- ---------------
                              TEMPLETON
                              DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                               MARKETS        FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES        VALUE           VALUE
                            -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments, at fair value.  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total assets...........  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
NET ASSETS
Accumulation units.........  $21,054,048    $ 94,380,961    $2,152,087     $  988,215     $4,186,237      $4,297,961
Contracts in payout
 (annuitization) period....      123,453         113,726        97,588          5,478             --              --
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total net assets.......  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........    2,248,142       7,523,462       123,949         98,288        445,819         328,339
                             ===========    ============    ==========     ==========     ==========      ==========
Cost of investments........  $22,834,776    $110,633,972    $2,011,137     $1,220,307     $4,924,748      $4,968,883
                             ===========    ============    ==========     ==========     ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.26    $      10.49    $    20.43     $    10.29     $     8.90      $    11.35
                             ===========    ============    ==========     ==========     ==========      ==========
    Highest................  $     32.40    $      17.88    $    30.30     $    15.15     $    10.68      $    25.78
                             ===========    ============    ==========     ==========     ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      INVESCO      INVESCO
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT   INVESTMENT
                                TRUST         TRUST         TRUST         TRUST       SERVICES     SERVICES
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------ ------------
                                               VIT           VIT
                                 VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V.I. INVESCO V.I.
                              STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED      BASIC       CAPITAL
                               GROWTH        EQUITY        EQUITY      U.S. EQUITY     VALUE     APPRECIATION
                            ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value.    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               -------       ------      -----------   ----------    ----------  -----------
    Total assets...........    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
NET ASSETS
Accumulation units.........    $16,234       $2,194      $ 9,265,753   $6,530,308    $6,849,953  $54,690,443
Contracts in payout
 (annuitization) period....         --           --            1,962       13,302        59,794      457,513
                               -------       ------      -----------   ----------    ----------  -----------
    Total net assets.......    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........      1,395          305          812,957      605,890     1,129,044    2,574,601
                               =======       ======      ===========   ==========    ==========  ===========
Cost of investments........    $16,011       $2,352      $10,391,900   $7,229,033    $9,046,602  $63,662,030
                               =======       ======      ===========   ==========    ==========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $  7.29       $ 7.23      $      9.96   $     7.97    $     8.78  $      4.76
                               =======       ======      ===========   ==========    ==========  ===========
    Highest................    $ 11.19       $10.28      $     18.16   $    11.49    $    10.48  $     12.29
                               =======       ======      ===========   ==========    ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                       CAPITAL        CORE     DIVERSIFIED    DIVIDEND    GOVERNMENT  INVESCO V.I.
                                     DEVELOPMENT     EQUITY       INCOME       GROWTH     SECURITIES   HIGH YIELD
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total assets....................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
NET ASSETS
Accumulation units..................  $7,111,117  $82,370,701  $ 9,673,289  $138,561,167 $13,294,245   $6,069,847
Contracts in payout (annuitization)
 period.............................      71,841    1,197,381      144,643     1,806,955     251,147       21,310
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total net assets................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
FUND SHARE INFORMATION
Number of shares....................     576,944    3,127,548    1,586,096     9,997,730   1,084,499    1,208,563
                                      ==========  ===========  ===========  ============ ===========   ==========
Cost of investments.................  $7,186,842  $76,157,263  $11,965,972  $121,778,598 $13,149,591   $6,792,489
                                      ==========  ===========  ===========  ============ ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    11.08  $      7.74  $     11.24  $       9.44 $     13.01   $    12.63
                                      ==========  ===========  ===========  ============ ===========   ==========
    Highest.........................  $    16.13  $     19.96  $     14.43  $      36.59 $     17.90   $    18.19
                                      ==========  ===========  ===========  ============ ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------- ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                      HIGH YIELD  INTERNATIONAL   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                      SECURITIES     GROWTH     CORE EQUITY     MARKET       INDEX      TECHNOLOGY
                                     ------------ ------------- ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.......... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total assets.................... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
NET ASSETS
Accumulation units.................. $12,455,449   $21,934,622  $11,541,201  $12,920,562  $29,666,456   $2,335,769
Contracts in payout (annuitization)
 period.............................     139,331       466,929       45,898       18,348      300,079       35,724
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total net assets................ $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
FUND SHARE INFORMATION
Number of shares....................  11,881,868       849,509    1,002,344   12,938,910    2,635,579      156,431
                                     ===========   ===========  ===========  ===========  ===========   ==========
Cost of investments................. $17,051,358   $18,197,793  $11,458,349  $12,938,910  $27,436,566   $1,862,912
                                     ===========   ===========  ===========  ===========  ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      5.86   $     10.54  $     12.05  $     10.33  $      8.55   $    12.02
                                     ===========   ===========  ===========  ===========  ===========   ==========
    Highest......................... $     22.72   $     20.59  $     17.11  $     12.41  $     11.58   $    12.59
                                     ===========   ===========  ===========  ===========  ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              INVESCO        INVESCO        INVESCO      INVESCO        INVESCO        INVESCO
                             INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT
                              SERVICES      SERVICES       SERVICES     SERVICES       SERVICES        SERVICES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ --------------- ------------- ----------- ----------------- ------------
                                                                         INVESCO        INVESCO        INVESCO
                                             INVESCO        INVESCO    VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
                            INVESCO V.I. VAN KAMPEN V.I.  VAN KAMPEN   V.I. EQUITY V.I. GLOBAL VALUE V.I. MID CAP
                             UTILITIES   CAPITAL GROWTH  V.I. COMSTOCK AND INCOME       EQUITY          VALUE
                            ------------ --------------- ------------- ----------- ----------------- ------------
ASSETS
Investments, at fair value.  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total assets...........  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $6,289,310    $26,663,294    $30,368,128  $26,291,944    $38,809,563    $47,719,301
Contracts in payout
 (annuitization) period....     143,397        209,842        148,140      149,730        357,683        218,842
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total net assets.......  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........     384,272        842,418      2,695,783    1,938,539      5,759,889      3,745,167
                             ==========    ===========    ===========  ===========    ===========    ===========
Cost of investments........  $6,005,136    $28,987,042    $31,977,049  $28,732,146    $47,748,081    $51,274,502
                             ==========    ===========    ===========  ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    18.45    $      4.85    $     11.09  $      7.36    $      8.78    $     12.86
                             ==========    ===========    ===========  ===========    ===========    ===========
    Highest................  $    19.32    $     14.41    $     15.00  $     19.05    $     20.12    $     21.02
                             ==========    ===========    ===========  ===========    ===========    ===========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO        INVESCO        INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES        SERVICES      SERVICES     SERVICES     SERVICES
                                     (SERIES II)    (SERIES II)    (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ --------------- -------------- ------------ ------------ ------------
                                     INVESCO V.I.  INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                        BASIC         CAPITAL        CAPITAL         CORE     DIVERSIFIED    DIVIDEND
                                       VALUE II   APPRECIATION II DEVELOPMENT II  EQUITY II    INCOME II    GROWTH II
                                     ------------ --------------- -------------- ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ----------    ----------       --------     ----------    --------   -----------
    Total assets....................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
NET ASSETS
Accumulation units..................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,522,353
Contracts in payout (annuitization)
 period.............................          --            --             --             --          --        70,127
                                      ----------    ----------       --------     ----------    --------   -----------
    Total net assets................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
FUND SHARE INFORMATION
Number of shares....................   1,038,012        93,036         30,148         86,512      36,415     2,828,034
                                      ==========    ==========       ========     ==========    ========   ===========
Cost of investments.................  $8,069,249    $1,980,945       $409,782     $2,112,582    $273,923   $37,532,704
                                      ==========    ==========       ========     ==========    ========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.99    $     7.69       $  11.09     $     9.84    $  10.81   $      8.84
                                      ==========    ==========       ========     ==========    ========   ===========
    Highest.........................  $    11.44    $    11.09       $  12.39     $    12.79    $  12.06   $     12.58
                                      ==========    ==========       ========     ==========    ========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES     SERVICES
                                      (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------ ------------
                                     INVESCO V.I.                INVESCO V.I.  INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                      GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL MID CAP CORE    MONEY
                                     SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II    EQUITY II    MARKET II
                                     ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value..........   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       --------      --------     -----------   ----------    ----------    --------
    Total assets....................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
NET ASSETS
Accumulation units..................   $563,746      $395,959     $11,291,084   $4,428,750    $2,938,928    $960,610
Contracts in payout (annuitization)
 period.............................         --            --              --           --        11,051          --
                                       --------      --------     -----------   ----------    ----------    --------
    Total net assets................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     45,500        78,719      10,651,966      169,814       257,191     960,610
                                       ========      ========     ===========   ==========    ==========    ========
Cost of investments.................   $556,324      $420,221     $12,027,105   $4,789,265    $3,013,138    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  12.44      $  15.51     $      6.90   $     7.68    $    11.45    $   9.05
                                       ========      ========     ===========   ==========    ==========    ========
    Highest.........................   $  13.90      $  17.31     $     16.35   $    17.00    $    14.42    $  10.11
                                       ========      ========     ===========   ==========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              INVESCO       INVESCO      INVESCO         INVESCO                               INVESCO
                             INVESTMENT   INVESTMENT    INVESTMENT     INVESTMENT     INVESCO INVESTMENT     INVESTMENT
                              SERVICES     SERVICES      SERVICES       SERVICES           SERVICES           SERVICES
                            (SERIES II)   (SERIES II)  (SERIES II)     (SERIES II)        (SERIES II)        (SERIES II)
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
                                                                         INVESCO                               INVESCO
                            INVESCO V.I.                               VAN KAMPEN           INVESCO        VAN KAMPEN V.I.
                              S&P 500    INVESCO V.I.  INVESCO V.I.   V.I. CAPITAL      VAN KAMPEN V.I.      EQUITY AND
                              INDEX II   TECHNOLOGY II UTILITIES II GROWTH--SERIES II COMSTOCK--SERIES II INCOME--SERIES II
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
ASSETS
Investments, at fair value. $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            -----------     -------      --------      -----------       ------------        -----------
    Total assets........... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
NET ASSETS
Accumulation units......... $61,502,330     $24,871      $358,529      $27,649,566       $121,261,298        $46,869,043
Contracts in payout
 (annuitization) period....     155,869          --            --           68,594            182,971            258,195
                            -----------     -------      --------      -----------       ------------        -----------
    Total net assets....... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
FUND SHARE
 INFORMATION
Number of shares...........   5,456,478       1,674        21,559          884,152         10,766,336          3,457,611
                            ===========     =======      ========      ===========       ============        ===========
Cost of investments........ $55,284,015     $20,845      $356,651      $22,678,435       $126,340,602        $47,041,592
                            ===========     =======      ========      ===========       ============        ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $      7.93     $ 11.15      $  17.15      $      7.46       $      10.25        $      8.43
                            ===========     =======      ========      ===========       ============        ===========
    Highest................ $     14.00     $ 12.14      $  18.66      $     13.87       $      14.61        $     15.29
                            ===========     =======      ========      ===========       ============        ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                 INVESCO           INVESCO           INVESCO          INVESCO
                               INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT                    LAZARD
                                SERVICES          SERVICES          SERVICES          SERVICES        JANUS      RETIREMENT
                               (SERIES II)       (SERIES II)       (SERIES II)      (SERIES II)    ASPEN SERIES SERIES, INC.
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
                                 INVESCO           INVESCO           INVESCO          INVESCO
                             VAN KAMPEN V.I.   VAN KAMPEN V.I.   VAN KAMPEN V.I.  VAN KAMPEN V.I.                 EMERGING
                              GLOBAL VALUE       GROWTH AND          MID CAP          MID CAP         FORTY       MARKETS
                            EQUITY--SERIES II INCOME--SERIES II GROWTH--SERIES II VALUE--SERIES II  PORTFOLIO      EQUITY
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
ASSETS
Investments, at fair value.    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               -----------       -----------       -----------      -----------       ------       ------
    Total assets...........    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
NET ASSETS
Accumulation units.........    $21,086,122       $67,692,056       $10,400,492      $36,506,300       $6,714       $  523
Contracts in payout
 (annuitization) period....         41,002           197,454            11,578           71,950           --           --
                               -----------       -----------       -----------      -----------       ------       ------
    Total net assets.......    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
FUND SHARE
 INFORMATION
Number of shares...........      3,111,506         3,826,917         2,829,367        2,873,390          202           28
                               ===========       ===========       ===========      ===========       ======       ======
Cost of investments........    $25,348,798       $67,725,666       $11,432,992      $40,580,683       $4,445       $  405
                               ===========       ===========       ===========      ===========       ======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.32       $     13.71       $     12.00      $     13.56       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======
    Highest................    $     12.55       $     16.64       $     17.52      $     20.26       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             LEGG MASON      LEGG MASON
                              PARTNERS        PARTNERS
                              VARIABLE        VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT
                            INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ----------------- -------------- ----------- ----------- -------------
                             LEGG MASON
                             CLEARBRIDGE     LEGG MASON
                              VARIABLE       CLEARBRIDGE
                             FUNDAMENTAL   VARIABLE LARGE
                            ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND     GROWTH
                             PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES
                            ------------- ----------------- -------------- ----------- ----------- -------------
ASSETS
Investments, at fair value.    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ------          ------        -----------   ----------  -----------  -----------
    Total assets...........    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
NET ASSETS
Accumulation units.........    $1,118          $1,315        $30,385,161   $8,198,705  $18,412,222  $10,678,419
Contracts in payout
 (annuitization) period....        --              --             98,313       31,532       68,485        6,064
                               ------          ------        -----------   ----------  -----------  -----------
    Total net assets.......    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
FUND SHARE
 INFORMATION
Number of shares...........        61              97          2,618,855      506,165      834,343      873,629
                               ======          ======        ===========   ==========  ===========  ===========
Cost of investments........    $1,386          $1,257        $30,331,699   $7,700,874  $22,260,461  $12,367,307
                               ======          ======        ===========   ==========  ===========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $ 8.02          $11.86        $     13.04   $    12.02  $      9.37  $     12.49
                               ======          ======        ===========   ==========  ===========  ===========
    Highest................    $ 8.02          $11.86        $     14.46   $    13.33  $     10.40  $     13.86
                               ======          ======        ===========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                            LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                            SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                            ----------- ------------ ------------ --------------- ------------ ------------
                              MID-CAP                    MFS            MFS         MFS NEW
                               VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH
                            ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments, at fair value. $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            -----------   --------     --------      --------      ----------    --------
    Total assets........... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
NET ASSETS
Accumulation units......... $21,832,082   $681,582     $397,460      $965,814      $1,576,114    $563,893
Contracts in payout
 (annuitization) period....     165,012      3,197           --         4,672              --       4,366
                            -----------   --------     --------      --------      ----------    --------
    Total net assets....... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
FUND SHARE
 INFORMATION
Number of shares...........   1,386,954     27,882       47,944        49,999         110,295      30,259
                            ===========   ========     ========      ========      ==========    ========
Cost of investments........ $26,123,557   $702,404     $423,960      $882,701      $1,581,013    $544,947
                            ===========   ========     ========      ========      ==========    ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $     10.35   $   6.18     $  14.91      $   8.96      $    10.90    $   8.00
                            ===========   ========     ========      ========      ==========    ========
    Highest................ $     11.48   $  15.91     $  15.67      $  11.07      $    22.81    $  10.65
                            ===========   ========     ========      ========      ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                        MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                             INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                               TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------- --------------- --------------- --------------- ---------------
                                                                        MFS INVESTORS      MFS NEW
                            MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ----------    --------       --------        --------        --------        --------
    Total assets...........  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units.........  $1,024,470    $255,467       $139,136        $148,214        $228,029        $103,511
Contracts in payout
 (annuitization) period....       3,763          --             --              --              --              --
                             ----------    --------       --------        --------        --------        --------
    Total net assets.......  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares...........      79,034       9,795          5,766           7,676          16,596           5,544
                             ==========    ========       ========        ========        ========        ========
Cost of investments........  $  926,956    $216,128       $101,350        $124,267        $217,971        $ 74,200
                             ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    17.50    $  20.82       $   9.08        $   9.47        $  11.18        $   9.66
                             ==========    ========       ========        ========        ========        ========
    Highest................  $    18.39    $  21.93       $  14.69        $  12.79        $  15.81        $  14.11
                             ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                           INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                        (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES         SERIES
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- -------------- -------------- -------------- -------------- --------------
                         MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                        (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                        --------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,312,871     $11,135,126    $37,360,658    $82,247,029    $11,703,244    $46,506,414
Contracts in payout
 (annuitization)
 period................           --          51,796        377,527      1,055,130         33,313        869,758
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       51,025         623,227      2,659,492      7,484,471      1,526,210     47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $1,095,566     $ 8,354,699    $46,101,282    $78,857,010    $13,877,444    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $    16.48     $      9.51    $      8.49    $     15.02    $      9.52    $      9.88
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    23.08     $     15.31    $     41.22    $     44.54    $     11.60    $     24.81
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                            SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
                                                                        AGGRESSIVE        EUROPEAN          INCOME
                          MULTI CAP                                       EQUITY           EQUITY            PLUS
                            GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total assets.......  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
NET ASSETS
Accumulation units.....  $162,126,027   $ 89,017,624   $53,435,536     $14,796,987      $11,209,445      $100,248,222
Contracts in payout
 (annuitization)
 period................     1,506,088      1,459,375       756,314           8,014           80,246           158,657
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total net assets...  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
FUND SHARE
 INFORMATION
Number of shares.......     4,385,744      8,699,711     6,214,662         845,034          798,987         9,053,821
                         ============   ============   ===========     ===========      ===========      ============
Cost of investments....  $137,403,631   $123,124,236   $74,075,118     $10,667,483      $13,744,355      $ 95,274,595
                         ============   ============   ===========     ===========      ===========      ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       9.35   $      10.67   $     10.75     $      8.90      $      7.95      $      12.68
                         ============   ============   ===========     ===========      ===========      ============
    Highest............  $     128.66   $      46.61   $     40.79     $     19.59      $     14.66      $      17.64
                         ============   ============   ===========     ===========      ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   NEUBERGER
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE       BERMAN
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     ADVISORS
                             SERIES           SERIES           SERIES           SERIES           SERIES      MANAGEMENT
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
                            LIMITED                          MULTI CAP
                            DURATION       MONEY MARKET        GROWTH         STRATEGIST       UTILITIES     AMT MID-CAP
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   GROWTH
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair
 value.................   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          -----------      -----------      -----------      -----------      -----------      -------
    Total assets.......   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
NET ASSETS
Accumulation units.....   $42,565,718      $53,437,556      $47,548,320      $38,746,477      $14,075,006      $44,427
Contracts in payout
 (annuitization)
 period................        74,955          323,575           37,888          130,000           66,389           --
                          -----------      -----------      -----------      -----------      -----------      -------
    Total net assets...   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
FUND SHARE
 INFORMATION
Number of shares.......     5,559,410       53,761,131        1,286,114        3,752,556        1,627,318        1,613
                          ===========      ===========      ===========      ===========      ===========      =======
Cost of investments....   $51,431,434      $53,761,131      $32,485,026      $51,978,625      $18,870,961      $44,714
                          ===========      ===========      ===========      ===========      ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      8.29      $      9.20      $      8.64      $     10.12      $      9.72      $  9.27
                          ===========      ===========      ===========      ===========      ===========      =======
    Highest............   $     10.31      $     10.72      $     18.36      $     14.22      $     20.09      $ 18.23
                          ===========      ===========      ===========      ===========      ===========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             NEUBERGER
                               BERMAN
                              ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                             MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE        VARIABLE
                               TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ------------- ----------------
                                                        OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                          OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC
                            AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES        INCOME
                            ------------ ------------- ------------- ------------- ------------- ----------------
ASSETS
Investments, at fair value.   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              -------     ----------    ----------    ----------    ----------      ----------
    Total assets...........   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
NET ASSETS
Accumulation units.........   $16,818     $1,732,366    $3,223,116    $1,101,916    $2,727,571      $2,515,696
Contracts in payout
 (annuitization) period....        --        113,651         6,118            --         6,268           5,912
                              -------     ----------    ----------    ----------    ----------      ----------
    Total net assets.......   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........     1,683        163,364        81,239       139,837        99,557         468,700
                              =======     ==========    ==========    ==========    ==========      ==========
Cost of investments........   $25,109     $2,178,521    $3,011,901    $1,387,806    $2,670,588      $2,314,701
                              =======     ==========    ==========    ==========    ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $ 11.85     $     9.20    $     7.34    $    10.48    $    11.65      $    16.39
                              =======     ==========    ==========    ==========    ==========      ==========
    Highest................   $ 12.55     $    11.93    $    11.82    $    11.01    $    19.00      $    18.80
                              =======     ==========    ==========    ==========    ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                     OPPENHEIMER      OPPENHEIMER
                                                                                      VARIABLE         VARIABLE
                         OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS
                          VARIABLE      VARIABLE      VARIABLE        VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                        ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS       ("SS"))          ("SS"))
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ---------------- --------------- -----------------
                                                     OPPENHEIMER    OPPENHEIMER                       OPPENHEIMER
                         OPPENHEIMER   OPPENHEIMER   MAIN STREET  SMALL- & MID-CAP   OPPENHEIMER        CAPITAL
                         HIGH INCOME   MAIN STREET  SMALL MID CAP      GROWTH       BALANCED (SS)  APPRECIATION (SS)
                        ------------- ------------- ------------- ---------------- --------------- -----------------
ASSETS
Investments, at fair
 value.................   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          --------     ----------    ----------       --------       -----------      -----------
    Total assets.......   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
NET ASSETS
Accumulation units.....   $243,418     $1,860,301    $1,221,220       $602,690       $13,899,295      $32,509,012
Contracts in payout
 (annuitization)
 period................        948         17,966         2,290             --            36,140          106,837
                          --------     ----------    ----------       --------       -----------      -----------
    Total net assets...   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......    128,614         90,694        71,259         12,807         1,247,577          827,813
                          ========     ==========    ==========       ========       ===========      ===========
Cost of investments....   $684,874     $1,762,713    $  981,646       $567,957       $18,043,426      $29,861,935
                          ========     ==========    ==========       ========       ===========      ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............   $   3.57     $     8.58    $    19.68       $   4.63       $     10.56      $     11.34
                          ========     ==========    ==========       ========       ===========      ===========
    Highest............   $   3.76     $    12.90    $    20.68       $  11.49       $     12.03      $     12.84
                          ========     ==========    ==========       ========       ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER       OPPENHEIMER
                         VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE          VARIABLE
                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS     ACCOUNT FUNDS
                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES   (SERVICE SHARES
                          ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))           ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
                                        OPPENHEIMER     OPPENHEIMER                                         OPPENHEIMER
                        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER      OPPENHEIMER       MAIN STREET
                      CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS) MAIN STREET (SS) SMALL MID CAP (SS)
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
ASSETS
Investments, at fair
 value...............   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total assets.....   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
NET ASSETS
Accumulation
 units...............   $30,684,406     $16,205,273     $73,164,516      $12,553,671      $51,572,959       $22,080,481
Contracts in payout
 (annuitization)
 period..............        22,809         153,105         641,437           42,321          101,995           118,264
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total net
     assets..........   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
FUND SHARE
 INFORMATION
Number of shares.....     3,941,876         601,190      13,443,707        6,594,760        2,517,046         1,304,274
                        ===========     ===========     ===========      ===========      ===========       ===========
Cost of
 investments.........   $35,856,819     $16,894,815     $69,619,683      $26,269,155      $49,378,519       $19,433,319
                        ===========     ===========     ===========      ===========      ===========       ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $      7.43     $     16.83     $     14.75      $      3.74      $     12.58       $     17.59
                        ===========     ===========     ===========      ===========      ===========       ===========
    Highest..........   $      8.24     $     19.18     $     16.81      $      4.26      $     14.34       $     20.04
                        ===========     ===========     ===========      ===========      ===========       ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER
                         VARIABLE
                       ACCOUNT FUNDS        PIMCO             PIMCO           PIMCO           PIMCO            PIMCO
                      (SERVICE SHARES      VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                          ("SS"))      INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
                                                                                            PIMCO VIT
                                                                                            COMMODITY        PIMCO VIT
                        OPPENHEIMER                                                         REALRETURN        EMERGING
                      SMALL-& MID-CAP    FOREIGN BOND                      PIMCOTOTAL        STRATEGY       MARKETS BOND
                        GROWTH (SS)   (US DOLLAR-HEDGED)  MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES)
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ----------          ------           -------         ------         ----------       ----------
    Total assets.....   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
NET ASSETS
Accumulation
 units...............   $8,544,578          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
Contracts in payout
 (annuitization)
 period..............       11,628              --                --             --                 --               --
                        ----------          ------           -------         ------         ----------       ----------
    Total net
     assets..........   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.....      186,654             141            21,474            111            645,188          145,746
                        ==========          ======           =======         ======         ==========       ==========
Cost of
 investments.........   $7,872,882          $1,425           $21,474         $1,172         $6,086,057       $1,942,538
                        ==========          ======           =======         ======         ==========       ==========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $    12.37          $14.72           $ 10.25         $15.97         $     9.30       $    13.07
                        ==========          ======           =======         ======         ==========       ==========
    Highest..........   $    14.10          $14.72           $ 10.25         $15.97         $    10.03       $    14.09
                        ==========          ======           =======         ======         ==========       ==========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                 PIMCO            PIMCO         PUTNAM       PUTNAM       PUTNAM      PUTNAM
                                VARIABLE         VARIABLE      VARIABLE     VARIABLE     VARIABLE    VARIABLE
                            INSURANCE TRUST  INSURANCE TRUST     TRUST        TRUST        TRUST       TRUST
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ----------- -----------
                               PIMCO VIT        PIMCO VIT     VT AMERICAN      VT           VT          VT
                               REALRETURN      TOTAL RETURN   GOVERNMENT     CAPITAL    DIVERSIFIED   EQUITY
                            (ADVISOR SHARES) (ADVISOR SHARES)   INCOME    OPPORTUNITIES   INCOME      INCOME
                            ---------------- ---------------- ----------- ------------- ----------- -----------
ASSETS
Investments, at fair value.    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total assets...........    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
NET ASSETS
Accumulation units.........    $7,910,151      $26,297,173    $31,781,201  $4,747,500   $32,659,120 $79,813,672
Contracts in payout
 (annuitization) period....            --               --        394,926          --       137,192     249,025
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total net assets.......    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
FUND SHARE
 INFORMATION
Number of shares...........       567,036        2,386,313      2,710,710     308,480     4,766,906   5,943,779
                               ==========      ===========    ===========  ==========   =========== ===========
Cost of investments........    $7,163,406      $25,545,814    $31,673,330  $4,439,268   $38,141,306 $60,478,823
                               ==========      ===========    ===========  ==========   =========== ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $    12.91      $     13.01    $      9.39  $    13.62   $     12.09 $      8.38
                               ==========      ===========    ===========  ==========   =========== ===========
    Highest................    $    13.91      $     14.03    $     19.09  $    18.94   $     17.76 $     16.52
                               ==========      ===========    ===========  ==========   =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- -------------- --------------
                           VT GEORGE          VT             VT
                             PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND
                            BALANCED      ALLOCATION       EQUITY      HEALTH CARE     UTILITIES        INCOME
                         -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total assets........  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units......  $63,144,624    $26,286,462    $16,493,350    $23,893,697    $14,101,256    $141,515,595
Contracts in payout
 (annuitization) period.      218,331         26,363         40,774          7,956          5,627         345,010
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets....  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares........    8,776,033      1,853,016      1,637,042      2,044,624      1,177,536       9,271,935
                          ===========    ===========    ===========    ===========    ===========    ============
Cost of investments.....  $85,469,924    $26,537,400    $24,132,946    $23,878,746    $16,511,104    $195,118,882
                          ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $      9.58    $     10.41    $      4.88    $      9.44    $      9.39    $       8.58
                          ===========    ===========    ===========    ===========    ===========    ============
    Highest.............  $     11.84    $     15.74    $     11.08    $     13.44    $     18.44    $      13.54
                          ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                  VT                                           VT             VT             VT
                                GROWTH           VT             VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY         GROWTH         VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total assets...........  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units.........  $ 9,483,185    $45,390,825    $102,374,394   $ 93,057,915   $13,959,299    $15,918,343
Contracts in payout
 (annuitization) period....       17,460        113,228         579,539        270,704        40,997         24,402
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total net assets.......  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,765,919      6,936,594       8,921,485      9,834,417     1,010,852      2,025,762
                             ===========    ===========    ============   ============   ===========    ===========
Cost of investments........  $10,510,679    $47,391,933    $106,462,267   $144,585,800   $14,918,695    $25,943,846
                             ===========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      4.09    $     12.62    $      12.44   $       6.73   $      5.16    $      8.75
                             ===========    ===========    ============   ============   ===========    ===========
    Highest................  $     12.27    $     20.19    $      17.81   $      13.98   $     11.02    $     13.15
                             ===========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT
                                               MONEY        MULTI-CAP     VT MULTI-CAP                  VT SMALL CAP
                             VT INVESTORS      MARKET         GROWTH         VALUE       VT RESEARCH       VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total assets...........  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
NET ASSETS
Accumulation units.........  $53,539,139    $92,261,206    $76,429,668     $6,218,386    $25,679,645    $43,815,524
Contracts in payout
 (annuitization) period....      182,996        514,254        114,596          1,287         66,335         32,992
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total net assets.......  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    5,366,847     92,775,460      3,972,198        510,227      2,180,015      3,354,898
                             ===========    ===========    ===========     ==========    ===========    ===========
Cost of investments........  $59,958,085    $92,775,460    $85,645,222     $6,920,941    $26,158,539    $51,019,327
                             ===========    ===========    ===========     ==========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      5.72    $      9.11    $      4.43     $    12.53    $      7.06    $     11.81
                             ===========    ===========    ===========     ==========    ===========    ===========
    Highest................  $     14.06    $     11.86    $     15.66     $    17.11    $     14.05    $     23.29
                             ===========    ===========    ===========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       THE UNIVERSAL THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                            PUTNAM     INSTITUTIONAL INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                        VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.       FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- ------------- -------------- -------------------- ------------- --------------
                                        VAN KAMPEN                       VAN KAMPEN
                                         UIF CORE      VAN KAMPEN        UIF GLOBAL
                                        PLUS FIXED    UIF EMERGING     TACTICAL ASSET     VAN KAMPEN   VAN KAMPEN UIF
                          VT VOYAGER      INCOME     MARKETS EQUITY ALLOCATION PORTFOLIO  UIF GROWTH   MID CAP GROWTH
                        -------------- ------------- -------------- -------------------- ------------- --------------
ASSETS
Investments, at fair
 value.................  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total assets.......  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
NET ASSETS
Accumulation units.....  $107,199,724   $  993,771    $28,212,230       $12,675,166       $24,566,923   $17,933,550
Contracts in payout
 (annuitization)
 period................       241,575           --        101,831            48,329            55,435        49,034
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total net assets...  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,382,912       97,524      2,259,702         1,484,655         1,224,993     1,602,726
                         ============   ==========    ===========       ===========       ===========   ===========
Cost of investments....  $123,184,060   $1,026,490    $29,909,791       $16,161,036       $18,864,749   $15,901,231
                         ============   ==========    ===========       ===========       ===========   ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       5.72   $    11.98    $     15.08       $      8.80       $      8.08   $     16.74
                         ============   ==========    ===========       ===========       ===========   ===========
    Highest............  $      14.22   $    15.56    $     26.11       $     12.78       $     15.09   $     20.73
                         ============   ==========    ===========       ===========       ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                            INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- -------------- ------------- ------------- -------------
                                           VAN KAMPEN     VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN
                             VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL    VAN KAMPEN    UIF MID CAP
                              UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE    UIF GROWTH      GROWTH
                             REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                            ------------- ------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total assets...........  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
NET ASSETS
Accumulation units.........  $21,785,440   $17,119,486   $12,492,122    $55,993,234   $7,691,261    $26,229,785
Contracts in payout
 (annuitization) period....       77,652        75,073            --        378,874       17,163         22,484
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total net assets.......  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,611,134     2,081,666       999,370      3,572,377      389,905      2,360,816
                             ===========   ===========   ===========    ===========   ==========    ===========
Cost of investments........  $22,782,625   $16,967,249   $13,992,725    $51,918,434   $5,536,837    $24,742,488
                             ===========   ===========   ===========    ===========   ==========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.14   $     17.17   $     27.18    $     15.51   $    12.77    $     10.73
                             ===========   ===========   ===========    ===========   ==========    ===========
    Highest................  $     35.59   $     23.76   $     30.49    $     21.30   $    16.45    $     23.16
                             ===========   ===========   ===========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                THE UNIVERSAL  THE UNIVERSAL
                                                INSTITUTIONAL  INSTITUTIONAL
                                                 FUNDS, INC.    FUNDS, INC.
                                                  (CLASS II)    (CLASS II)
                                                 SUB-ACCOUNT    SUB-ACCOUNT
                                                -------------- -------------
                                                VAN KAMPEN UIF  VAN KAMPEN
                                                SMALL COMPANY    UIF U.S.
                                                    GROWTH      REAL ESTATE
                                                  (CLASS II)    (CLASS II)
                                                -------------- -------------
    ASSETS
    Investments, at fair value.................  $11,112,338    $45,526,129
                                                 -----------    -----------
        Total assets...........................  $11,112,338    $45,526,129
                                                 ===========    ===========
    NET ASSETS
    Accumulation units.........................  $11,066,804    $45,345,911
    Contracts in payout (annuitization) period.       45,534        180,218
                                                 -----------    -----------
        Total net assets.......................  $11,112,338    $45,526,129
                                                 ===========    ===========
    FUND SHARE INFORMATION
    Number of shares...........................      750,327      3,372,306
                                                 ===========    ===========
    Cost of investments........................  $10,692,558    $48,621,618
                                                 ===========    ===========
    ACCUMULATION UNIT FAIR VALUE
        Lowest.................................  $     16.93    $     20.25
                                                 ===========    ===========
        Highest................................  $     19.16    $     25.94
                                                 ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                             TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                              AST                     AST
                                           ACADEMIC                AMERICAN       AST                     AST
                                          STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                             ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                          ALLOCATION  STRATEGIES    GROWTH    ALLOCATION   VALUE (A)     2018
                                          ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   45,938   $  24,085    $   38    $   58,126    $  117     $  4,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (116,734)    (36,208)      (56)     (120,496)     (194)     (12,639)
    Administrative expense...............    (11,215)     (3,658)       (7)      (13,969)      (24)      (1,345)
                                          ----------   ---------    ------    ----------    ------     --------
    Net investment income (loss).........    (82,011)    (15,781)      (25)      (76,339)     (101)      (9,564)
                                          ----------   ---------    ------    ----------    ------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  2,593,398     911,943     6,274     3,750,170     2,738      368,912
    Cost of investments sold.............  2,459,338     796,629     6,193     3,256,131     3,109      350,229
                                          ----------   ---------    ------    ----------    ------     --------
       Realized gains (losses) on
        fund shares......................    134,060     115,314        81       494,039      (371)      18,683
Realized gain distributions..............         --          --        --            --        --      100,798
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized gains (losses)..........    134,060     115,314        81       494,039      (371)     119,481
Change in unrealized gains (losses)......   (471,301)   (170,957)     (184)     (788,216)      191      (10,769)
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized and unrealized gains
     (losses) on investments.............   (337,241)    (55,643)     (103)     (294,177)     (180)     108,712
                                          ----------   ---------    ------    ----------    ------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................. $ (419,252)  $ (71,424)   $ (128)   $ (370,516)   $ (281)    $ 99,148
                                          ==========   =========    ======    ==========    ======     ========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                                 BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                                 2019        2020        2021      2022 (B)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  3,355   $    5,507   $    549    $     --   $   30,567   $    748
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (6,607)      (6,574)    (6,619)     (1,999)     (94,204)    (3,129)
    Administrative expense...................      (604)        (624)      (677)       (207)      (9,398)      (450)
                                               --------   ----------   --------    --------   ----------   --------
    Net investment income (loss).............    (3,856)      (1,691)    (6,747)     (2,206)     (73,035)    (2,831)
                                               --------   ----------   --------    --------   ----------   --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   220,047    1,054,982    912,834     177,361    2,853,914    127,435
    Cost of investments sold.................   223,980    1,058,234    863,724     174,676    2,697,319    111,921
                                               --------   ----------   --------    --------   ----------   --------
       Realized gains (losses) on fund
        shares...............................    (3,933)      (3,252)    49,110       2,685      156,595     15,514
Realized gain distributions..................    69,832       68,618         --          --           --      2,591
                                               --------   ----------   --------    --------   ----------   --------
    Net realized gains (losses)..............    65,899       65,366     49,110       2,685      156,595     18,105
Change in unrealized gains (losses)..........   (10,250)         677     39,914      21,651     (462,239)   (28,502)
                                               --------   ----------   --------    --------   ----------   --------
    Net realized and unrealized gains
     (losses) on investments.................    55,649       66,043     89,024      24,336     (305,644)   (10,397)
                                               --------   ----------   --------    --------   ----------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 51,793   $   64,352   $ 82,277    $ 22,130   $ (378,679)  $(13,228)
                                               ========   ==========   ========    ========   ==========   ========

--------
(b)For the period beginning January 3, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                            SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                             TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- -------------- ----------- ------------
                                              AST                                                            AST
                                              CLS         AST         AST         AST FI         AST     FIRST TRUST
                                           MODERATE     COHEN &    FEDERATED    PYRAMIS(R)   FIRST TRUST   CAPITAL
                                             ASSET      STEERS    AGGRESSIVE      ASSET       BALANCED   APPRECIATION
                                          ALLOCATION    REALTY      GROWTH    ALLOCATION (C)   TARGET       TARGET
                                          ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   6,644    $  276      $    66      $    439    $   47,097  $   145,713
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (24,725)     (593)        (210)       (2,898)      (41,233)    (201,405)
    Administrative expense...............     (2,632)      (63)         (25)         (322)       (4,242)     (19,298)
                                           ---------    ------      -------      --------    ----------  -----------
    Net investment income (loss).........    (20,713)     (380)        (169)       (2,781)        1,622      (74,990)
                                           ---------    ------      -------      --------    ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    395,974     1,610        3,198       136,811     1,602,408    9,669,188
    Cost of investments sold.............    343,212     1,770        3,349       123,831     1,462,298    9,405,089
                                           ---------    ------      -------      --------    ----------  -----------
       Realized gains (losses) on
        fund shares......................     52,762      (160)        (151)       12,980       140,110      264,099
Realized gain distributions..............     26,632        --           --         7,572            --           --
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized gains (losses)..........     79,394      (160)        (151)       20,552       140,110      264,099
Change in unrealized gains (losses)......   (132,101)    2,543       (3,230)      (34,121)     (272,461)  (1,572,745)
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............    (52,707)    2,383       (3,381)      (13,569)     (132,351)  (1,308,646)
                                           ---------    ------      -------      --------    ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $ (73,420)   $2,003      $(3,550)     $(16,350)   $ (130,729) $(1,383,636)
                                           =========    ======      =======      ========    ==========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ----------- ----------- ----------- -----------
                                                              AST          AST         AST         AST
                                                            GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                                  AST        SACHS        SACHS       SACHS       SACHS
                                                GLOBAL    CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                              REAL ESTATE    GROWTH     VALUE (D)    GROWTH       VALUE    HIGH YIELD
                                              ----------- ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $  51      $    76      $   163     $    --     $    62     $ 2,103
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (34)        (592)        (216)       (578)        (94)       (391)
    Administrative expense...................       (4)         (80)         (25)        (73)        (11)        (54)
                                                 -----      -------      -------     -------     -------     -------
    Net investment income (loss).............       13         (596)         (78)       (651)        (43)      1,658
                                                 -----      -------      -------     -------     -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      900          937          253         805       9,497      56,720
    Cost of investments sold.................      860          798          332         793      10,771      52,485
                                                 -----      -------      -------     -------     -------     -------
       Realized gains (losses) on fund
        shares...............................       40          139          (79)         12      (1,274)      4,235
Realized gain distributions..................       --           --           --       2,518          --          --
                                                 -----      -------      -------     -------     -------     -------
    Net realized gains (losses)..............       40          139          (79)      2,530      (1,274)      4,235
Change in unrealized gains (losses)..........     (272)      (2,419)      (1,009)     (3,992)         27      (4,548)
                                                 -----      -------      -------     -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................     (232)      (2,280)      (1,088)     (1,462)     (1,247)       (313)
                                                 -----      -------      -------     -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(219)     $(2,876)     $(1,166)    $(2,113)    $(1,290)    $ 1,345
                                                 =====      =======      =======     =======     =======     =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                            SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                             TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- -----------  -------------
                                              AST         AST
                                            HORIZON     HORIZON                                   AST           AST
                                            GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                             ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                          ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                          ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    444    $  2,500      $   320      $    974    $   178,477     $   604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,819)     (6,561)        (559)         (837)       (60,645)       (688)
    Administrative expense...............      (213)       (783)         (77)         (110)        (6,836)        (74)
                                           --------    --------      -------      --------    -----------     -------
    Net investment income (loss).........    (1,588)     (4,844)        (316)           27        110,996        (158)
                                           --------    --------      -------      --------    -----------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    57,967     203,361        6,935         3,890     10,645,603         768
    Cost of investments sold.............    53,475     187,759        7,423         4,688     11,189,744         803
                                           --------    --------      -------      --------    -----------     -------
       Realized gains (losses) on
        fund shares......................     4,492      15,602         (488)         (798)      (544,141)        (35)
Realized gain distributions..............     5,712      25,592           --            --        799,543          --
                                           --------    --------      -------      --------    -----------     -------
    Net realized gains (losses)..........    10,204      41,194         (488)         (798)       255,402         (35)
Change in unrealized gains (losses)......   (14,329)    (53,927)      (6,920)       (9,316)       (37,663)     (5,098)
                                           --------    --------      -------      --------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.............    (4,125)    (12,733)      (7,408)      (10,114)       217,739      (5,133)
                                           --------    --------      -------      --------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ (5,713)   $(17,577)     $(7,724)     $(10,087)   $   328,735     $(5,291)
                                           ========    ========      =======      ========    ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          ADVANCED       ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES         SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST          TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------------- ----------- --------------- ----------- ----------- -----------
                                             AST                                        AST
                                          JPMORGAN          AST     AST LORD ABBETT   MARSICO       AST         AST
                                          STRATEGIC      LARGE-CAP    CORE FIXED      CAPITAL   MFS GLOBAL      MFS
                                      OPPORTUNITIES (E)    VALUE      INCOME (F)      GROWTH      EQUITY      GROWTH
                                      ----------------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   32,450        $  7         $  885        $   211     $   186     $   51
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (51,945)         (6)          (543)        (1,063)       (443)      (149)
    Administrative expense...........        (5,360)         (1)           (76)          (115)        (61)       (22)
                                         ----------        ----         ------        -------     -------     ------
    Net investment income
     (loss)..........................       (24,855)         --            266           (967)       (318)      (120)
                                         ----------        ----         ------        -------     -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,491,563           8          6,414          1,827         514      1,643
    Cost of investments sold.........     1,380,059          11          5,962          1,809         562      1,452
                                         ----------        ----         ------        -------     -------     ------
       Realized gains (losses)
        on fund shares...............       111,504          (3)           452             18         (48)       191
Realized gain distributions..........            --          --             --             --          --         --
                                         ----------        ----         ------        -------     -------     ------
    Net realized gains (losses)......       111,504          (3)           452             18         (48)       191
Change in unrealized gains
 (losses)............................      (173,366)        (28)         3,635           (900)     (1,407)      (289)
                                         ----------        ----         ------        -------     -------     ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (61,862)        (31)         4,087           (882)     (1,455)       (98)
                                         ----------        ----         ------        -------     -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (86,717)       $(31)        $4,353        $(1,849)    $(1,773)    $ (218)
                                         ==========        ====         ======        =======     =======     ======

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                          AST
                                                                       NEUBERGER      AST         AST         AST
                                                                        BERMAN/    NEUBERGER   NEUBERGER  PARAMETRIC
                                                  AST         AST         LSV       BERMAN      BERMAN     EMERGING
                                                MID-CAP      MONEY      MID-CAP     MID-CAP    SMALL-CAP    MARKETS
                                                 VALUE      MARKET       VALUE      GROWTH    GROWTH (G)    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   236    $     116    $   315     $   --      $   --      $   258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (513)      (6,769)      (430)      (354)        (32)        (407)
    Administrative expense...................       (58)        (865)       (55)       (50)         (4)         (46)
                                                -------    ---------    -------     ------      ------      -------
    Net investment income (loss).............      (335)      (7,518)      (170)      (404)        (36)        (195)
                                                -------    ---------    -------     ------      ------      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................       586      438,600      5,194      3,541       8,828       19,038
    Cost of investments sold.................       462      438,600      5,019      3,132       6,973       19,424
                                                -------    ---------    -------     ------      ------      -------
       Realized gains (losses) on fund
        shares...............................       124           --        175        409       1,855         (386)
Realized gain distributions..................        --           --         --         --          --           --
                                                -------    ---------    -------     ------      ------      -------
    Net realized gains (losses)..............       124           --        175        409       1,855         (386)
Change in unrealized gains (losses)..........    (1,701)          --     (1,376)        99        (883)      (6,898)
                                                -------    ---------    -------     ------      ------      -------
    Net realized and unrealized gains
     (losses) on investments.................    (1,577)          --     (1,201)       508         972       (7,284)
                                                -------    ---------    -------     ------      ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(1,912)   $ (7,518)    $(1,371)    $  104      $  936      $(7,479)
                                                =======    =========    =======     ======      ======      =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 1,004     $ 7,176     $   74,063    $  195     $  14,104    $   --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,229)     (6,624)      (118,687)     (319)      (11,835)      (32)
    Administrative expense...................      (165)       (616)       (12,547)      (43)       (1,211)       (4)
                                                -------     -------     ----------    ------     ---------    ------
    Net investment income (loss).............      (390)        (64)       (57,171)     (167)        1,058       (36)
                                                -------     -------     ----------    ------     ---------    ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     8,459      12,496      2,127,838     3,574       545,868     1,181
    Cost of investments sold.................     8,891      12,200      1,870,076     3,226       510,883     1,080
                                                -------     -------     ----------    ------     ---------    ------
       Realized gains (losses) on fund
        shares...............................      (432)        296        257,762       348        34,985       101
Realized gain distributions..................     1,841      13,942             --        --         8,163        --
                                                -------     -------     ----------    ------     ---------    ------
    Net realized gains (losses)..............     1,409      14,238        257,762       348        43,148       101
Change in unrealized gains (losses)..........        75      (8,584)      (242,045)      327      (109,998)     (171)
                                                -------     -------     ----------    ------     ---------    ------
    Net realized and unrealized gains
     (losses) on investments.................     1,484       5,654         15,717       675       (66,850)      (70)
                                                -------     -------     ----------    ------     ---------    ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 1,094     $ 5,590     $  (41,454)   $  508     $ (65,792)   $ (106)
                                                =======     =======     ==========    ======     =========    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES        SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -------------
                                                           AST           AST                         AST           AST
                                              AST     T. ROWE PRICE T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE
                                           SMALL-CAP      ASSET        EQUITY     T. ROWE PRICE   LARGE-CAP      NATURAL
                                             VALUE     ALLOCATION    INCOME (H)    GLOBAL BOND     GROWTH       RESOURCES
                                          ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   178    $   61,643      $   475       $ 2,496       $    --      $    647
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (386)      (85,956)        (723)       (1,192)         (391)       (1,582)
    Administrative expense...............       (48)       (8,598)         (69)         (145)          (49)         (186)
                                            -------    ----------      -------       -------       -------      --------
    Net investment income (loss).........      (256)      (32,911)        (317)        1,159          (440)       (1,121)
                                            -------    ----------      -------       -------       -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     2,490     2,195,658        2,056         4,183         1,651        21,548
    Cost of investments sold.............     1,994     2,013,570        2,366         4,198         1,427        22,694
                                            -------    ----------      -------       -------       -------      --------
       Realized gains (losses) on
        fund shares......................       496       182,088         (310)          (15)          224        (1,146)
Realized gain distributions..............        --            --           --           698            --            --
                                            -------    ----------      -------       -------       -------      --------
    Net realized gains (losses)..........       496       182,088         (310)          683           224        (1,146)
Change in unrealized gains (losses)......    (2,629)     (212,025)        (882)          707          (815)      (21,080)
                                            -------    ----------      -------       -------       -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    (2,133)      (29,937)      (1,192)        1,390          (591)      (22,226)
                                            -------    ----------      -------       -------       -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $(2,389)   $  (62,848)     $(1,509)      $ 2,549       $(1,031)     $(23,347)
                                            =======    ==========      =======       =======       =======      ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                           SERIES       SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST       TRUST        TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ----------- ------------ ----------- ----------- ----------- -------------------
                                             AST       FRANKLIN
                                         WELLINGTON   TEMPLETON                             PROFUND
                                         MANAGEMENT  VIP FOUNDING   PROFUND     PROFUND       VP            PROFUND
                                           HEDGED       FUNDS         VP          VP        MID-CAP           VP
                                         EQUITY (I)   ALLOCATION  FINANCIALS  HEALTH CARE    VALUE    TELE-COMMUNICATIONS
                                         ----------- ------------ ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   342    $      510     $  --       $  8        $   7           $ 78
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (1,571)      (38,296)      (30)       (34)         (57)           (33)
    Administrative expense..............      (168)       (4,537)       (3)        (4)          (7)            (4)
                                           -------    ----------     -----       ----        -----           ----
    Net investment income
     (loss).............................    (1,397)      (42,323)      (33)       (30)         (57)            41
                                           -------    ----------     -----       ----        -----           ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    14,921     1,806,193        34         38           73             37
    Cost of investments sold............    13,788     1,632,408        37         36           39             36
                                           -------    ----------     -----       ----        -----           ----
       Realized gains (losses) on
        fund shares.....................     1,133       173,785        (3)         2           34              1
Realized gain distributions.............        --            --        --         --           --             --
                                           -------    ----------     -----       ----        -----           ----
    Net realized gains (losses).........     1,133       173,785        (3)         2           34              1
Change in unrealized gains
 (losses)...............................    (5,653)     (312,220)     (358)       226         (208)             1
                                           -------    ----------     -----       ----        -----           ----
    Net realized and unrealized
     gains (losses) on
     investments........................    (4,520)     (138,435)     (361)       228         (174)             2
                                           -------    ----------     -----       ----        -----           ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(5,917)   $ (180,758)    $(394)      $198        $(231)          $ 43
                                           =======    ==========     =====       ====        =====           ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                      ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                      BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                          ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                            TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ------------- -------------
                                                                   ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                             VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                          UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                         ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $1,158    $       --   $   760,796   $   693,580   $    16,523   $    60,384
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (624)     (374,065)   (1,052,872)     (266,551)     (293,096)     (335,014)
    Administrative expense..............      (70)      (37,963)      (83,684)      (34,781)      (23,820)      (43,435)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net investment income
     (loss).............................      464      (412,028)     (375,760)      392,248      (300,393)     (318,065)
                                           ------    ----------   -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,791     5,969,167    18,026,258     4,139,099     3,826,382     5,652,972
    Cost of investments sold............    1,498     5,174,378    21,281,059     5,213,672     3,311,674     5,238,456
                                           ------    ----------   -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares.....................      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Realized gain distributions.............       --            --            --            --            --            --
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized gains (losses).........      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Change in unrealized gains
 (losses)...............................    6,158      (444,175)    6,661,474    (3,045,290)   (1,035,026)   (2,382,958)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,451       350,614     3,406,673    (4,119,863)     (520,318)   (1,968,442)
                                           ------    ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $6,915    $  (61,414)  $ 3,030,913   $(3,727,615)  $  (820,711)  $(2,286,507)
                                           ======    ==========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                           ALLIANCE                                        DREYFUS
                                           BERNSTEIN       AMERICAN         AMERICAN      SOCIALLY                   DREYFUS
                                           VARIABLE        CENTURY          CENTURY      RESPONSIBLE                VARIABLE
                                            PRODUCT        VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK INVESTMENT
                                          SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND      FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
                                                                                           DREYFUS
                                           ALLIANCE        AMERICAN         AMERICAN      SOCIALLY
                                         BERNSTEIN VPS     CENTURY         CENTURY VP    RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                             VALUE       VP BALANCED     INTERNATIONAL   GROWTH FUND  INDEX FUND    & INCOME
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  20,743        $ 205            $  66         $   164      $ 8,604      $ 1,346
Charges from Lincoln Benefit Life
 Company:...............................
    Mortality and expense risk..........     (25,831)        (146)             (65)           (223)      (6,234)      (1,482)
    Administrative expense..............      (3,311)         (11)              (4)            (16)        (473)        (110)
                                           ---------        -----            -----         -------      -------      -------
    Net investment income (loss)........      (8,399)          48               (3)            (75)       1,897         (246)
                                           ---------        -----            -----         -------      -------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     650,137          841               73           4,040       69,699       36,362
    Cost of investments sold............     786,070          892               65           2,522       67,251       38,801
                                           ---------        -----            -----         -------      -------      -------
       Realized gains (losses) on
        fund shares.....................    (135,933)         (51)               8           1,518        2,448       (2,439)
Realized gain distributions.............          --           --               --              --        3,169           --
                                           ---------        -----            -----         -------      -------      -------
    Net realized gains (losses).........    (135,933)         (51)               8           1,518        5,617       (2,439)
Change in unrealized gains
 (losses)...............................      56,699          395             (654)         (2,018)      (7,207)        (803)
                                           ---------        -----            -----         -------      -------      -------
    Net realized and unrealized
     gains (losses) on
     investments........................     (79,234)         344             (646)           (500)      (1,590)      (3,242)
                                           ---------        -----            -----         -------      -------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ (87,633)       $ 392            $(649)        $  (575)     $   307      $(3,488)
                                           =========        =====            =====         =======      =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            DREYFUS        DWS         DWS         DWS         DWS           DWS
                                            VARIABLE    VARIABLE    VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                           INVESTMENT  INVESTMENT  INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                              FUND      SERIES I    SERIES I    SERIES I     SERIES I     SERIES I
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ----------- ----------- ----------- ------------ -------------
                                                                                   DWS
                                                                       DWS       GLOBAL
                                                                     CAPITAL    SMALL CAP      DWS           DWS
                                              VIF          DWS       GROWTH      GROWTH     GROWTH AND  INTERNATIONAL
                                          MONEY MARKET BOND VIP A     VIP A     VIP A (J)  INCOME VIP A     VIP A
                                          ------------ ----------- ----------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $     38    $ 34,071    $   8,193   $  17,332    $  4,843     $  6,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (8,959)     (1,856)      (4,626)     (4,814)     (1,750)      (1,513)
    Administrative expense...............       (677)     (1,387)      (3,296)     (3,340)     (1,246)      (1,028)
                                            --------    --------    ---------   ---------    --------     --------
    Net investment income (loss).........     (9,598)     30,828          271       9,178       1,847        3,673
                                            --------    --------    ---------   ---------    --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    431,376     936,347      416,362     271,816     265,598       38,023
    Cost of investments sold.............    431,376     999,145      371,502     260,688     291,126       51,602
                                            --------    --------    ---------   ---------    --------     --------
       Realized gains (losses) on
        fund shares......................         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Realized gain distributions..............         --          --           --          --          --           --
                                            --------    --------    ---------   ---------    --------     --------
    Net realized gains (losses)..........         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Change in unrealized gains (losses)......         --      53,772     (102,810)   (151,443)     19,209      (51,919)
                                            --------    --------    ---------   ---------    --------     --------
    Net realized and unrealized gains
     (losses) on investments.............         --      (9,026)     (57,950)   (140,315)     (6,319)     (65,498)
                                            --------    --------    ---------   ---------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (9,598)   $ 21,802    $ (57,679)  $(131,137)   $ (4,472)    $(61,825)
                                            ========    ========    =========   =========    ========     ========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             DWS         DWS         DWS                      FIDELITY      FIDELITY
                                          VARIABLE    VARIABLE     VARIABLE     FEDERATED     VARIABLE      VARIABLE
                                         INVESTMENT  INVESTMENT   INVESTMENT    INSURANCE     INSURANCE     INSURANCE
                                          SERIES II   SERIES II   SERIES II      SERIES     PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------ ------------- ------------- -------------
                                                                     DWS
                                                         DWS        SMALL
                                             DWS        MONEY      MID CAP      FEDERATED
                                          BALANCED     MARKET       GROWTH        PRIME          VIP           VIP
                                          VIP A II    VIP A II   VIP A II (K) MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                         ----------- ----------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 21,322    $     30     $  1,796    $       --    $   52,584     $ 23,894
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (5,636)     (1,255)      (1,484)     (131,157)      (70,662)     (13,006)
    Administrative expense..............    (4,041)       (868)      (1,048)       (9,972)       (5,671)      (1,021)
                                          --------    --------     --------    ----------    ----------     --------
    Net investment income
     (loss).............................    11,645      (2,093)        (736)     (141,129)      (23,749)       9,867
                                          --------    --------     --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   242,504     554,641      329,717     2,988,390     1,887,223      201,983
    Cost of investments sold............   236,318     554,641      305,839     2,988,390     1,875,745      228,784
                                          --------    --------     --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     6,186          --       23,878            --        11,478      (26,801)
Realized gain distributions.............        --          --           --            --            --           --
                                          --------    --------     --------    ----------    ----------     --------
    Net realized gains (losses).........     6,186          --       23,878            --        11,478      (26,801)
Change in unrealized gains
 (losses)...............................   (44,163)         --      (33,303)           --      (141,592)      12,210
                                          --------    --------     --------    ----------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (37,977)         --       (9,425)           --      (130,114)     (14,591)
                                          --------    --------     --------    ----------    ----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(26,332)   $ (2,093)    $(10,161)   $ (141,129)   $ (153,863)    $ (4,724)
                                          ========    ========     ========    ==========    ==========     ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -----------------
                                                                               VIP                        VIP ASSET
                                                   VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                 VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,308      $ 70,543     $   80,970     $ 49,096      $  15,625       $    734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (40,663)      (14,380)       (56,015)     (21,416)       (14,944)        (1,130)
    Administrative
     expense...................     (3,257)       (1,176)        (4,495)      (1,800)        (1,223)           (83)
                                  --------      --------     ----------     --------      ---------       --------
    Net investment income
     (loss)....................    (32,612)       54,987         20,460       25,880           (542)          (479)
                                  --------      --------     ----------     --------      ---------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    745,093       454,662      1,372,649      706,346        396,434         50,800
    Cost of investments
     sold......................    711,715       477,368      1,279,220      680,639        414,277         43,346
                                  --------      --------     ----------     --------      ---------       --------
       Realized gains
        (losses) on fund
        shares.................     33,378       (22,706)        93,429       25,707        (17,843)         7,454
Realized gain distributions....     11,329            --        115,234       48,265          2,578            106
                                  --------      --------     ----------     --------      ---------       --------
    Net realized gains
     (losses)..................     44,707       (22,706)       208,663       73,972        (15,265)         7,560
Change in unrealized gains
 (losses)......................    (34,590)       (3,888)      (160,427)       5,275       (192,264)       (16,951)
                                  --------      --------     ----------     --------      ---------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     10,117       (26,594)        48,236       79,247       (207,529)        (9,391)
                                  --------      --------     ----------     --------      ---------       --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(22,495)     $ 28,393     $   68,696     $105,127      $(208,071)      $ (9,870)
                                  ========      ========     ==========     ========      =========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                  VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                  INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                              ----------------- ----------------- ----------------- ----------------- -----------------

                                                       VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                               VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   495,173        $ 16,619         $  165,453        $  123,724        $   42,129
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (968,396)        (11,801)          (127,011)         (101,112)          (38,647)
    Administrative
     expense.................       (131,491)           (803)           (16,945)          (13,378)           (5,325)
                                 -----------        --------         ----------        ----------        ----------
    Net investment
     income (loss)...........       (604,714)          4,015             21,497             9,234            (1,843)
                                 -----------        --------         ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     19,794,744         254,997          2,021,963         2,805,482         2,162,602
    Cost of investments
     sold....................     22,617,217         280,193          1,962,996         2,742,732         2,114,198
                                 -----------        --------         ----------        ----------        ----------
       Realized gains
        (losses) on
        fund shares..........     (2,822,473)        (25,196)            58,967            62,750            48,404
Realized gain
 distributions...............             --              --             45,626            23,679             6,583
                                 -----------        --------         ----------        ----------        ----------
    Net realized gains
     (losses)................     (2,822,473)        (25,196)           104,593            86,429            54,987
Change in unrealized gains
 (losses)....................        878,933          20,481           (305,141)         (286,775)         (104,202)
                                 -----------        --------         ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     (1,943,540)         (4,715)          (200,548)         (200,346)          (49,215)
                                 -----------        --------         ----------        ----------        ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $(2,548,254)       $   (700)        $ (179,051)       $ (191,112)       $  (51,058)
                                 ===========        ========         ==========        ==========        ==========

                                  FIDELITY
                                  VARIABLE
                                  INSURANCE
                                PRODUCTS FUND
                              (SERVICE CLASS 2)
                                 SUB-ACCOUNT
                              -----------------
                                 VIP FREEDOM
                                   INCOME
                                  PORTFOLIO
                              (SERVICE CLASS 2)
                              -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   51,255
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (45,730)
    Administrative
     expense.................        (6,246)
                                 ----------
    Net investment
     income (loss)...........          (721)
                                 ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     1,194,683
    Cost of investments
     sold....................     1,181,016
                                 ----------
       Realized gains
        (losses) on
        fund shares..........        13,667
Realized gain
 distributions...............        12,263
                                 ----------
    Net realized gains
     (losses)................        25,930
Change in unrealized gains
 (losses)....................       (46,140)
                                 ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............       (20,210)
                                 ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $  (20,931)
                                 ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                    VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                    INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                  PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                     VIP GROWTH            VIP            VIP HIGH
                                   VIP GROWTH         & INCOME        GROWTH STOCK         INCOME         VIP INDEX 500
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    172         $  184,444        $       --        $  452,321        $  119,763
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (2,738)          (136,286)          (30,264)         (101,946)          (96,546)
    Administrative
     expense...................         (189)           (17,789)           (4,079)          (13,080)          (12,734)
                                    --------         ----------        ----------        ----------        ----------
    Net investment income
     (loss)....................       (2,755)            30,369           (34,343)          337,295            10,483
                                    --------         ----------        ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      123,388          2,288,486         1,684,820         1,906,287         2,100,247
    Cost of investments
     sold......................      100,926          2,392,325         1,575,660         1,925,660         2,142,436
                                    --------         ----------        ----------        ----------        ----------
       Realized gains
        (losses) on fund
        shares.................       22,462           (103,839)          109,160           (19,373)          (42,189)
Realized gain
 distributions.................          675                 --                --                --           173,069
                                    --------         ----------        ----------        ----------        ----------
    Net realized gains
     (losses)..................       23,137           (103,839)          109,160           (19,373)          130,880
Change in unrealized gains
 (losses)......................      (18,738)           214,920          (130,028)         (162,363)         (108,172)
                                    --------         ----------        ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............        4,399            111,081           (20,868)         (181,736)           22,708
                                    --------         ----------        ----------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $  1,644         $  141,450        $  (55,211)       $  155,559        $   33,191
                                    ========         ==========        ==========        ==========        ==========

                                    FIDELITY
                                    VARIABLE
                                    INSURANCE
                                  PRODUCTS FUND
                                (SERVICE CLASS 2)
                                   SUB-ACCOUNT
                                -----------------
                                 VIP INVESTMENT
                                   GRADE BOND
                                (SERVICE CLASS 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $ 44
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................        (22)
    Administrative
     expense...................         (1)
                                      ----
    Net investment income
     (loss)....................         21
                                      ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........         41
    Cost of investments
     sold......................         40
                                      ----
       Realized gains
        (losses) on fund
        shares.................          1
Realized gain
 distributions.................         38
                                      ----
    Net realized gains
     (losses)..................         39
Change in unrealized gains
 (losses)......................         14
                                      ----
    Net realized and
     unrealized gains
     (losses) on
     investments...............         53
                                      ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $ 74
                                      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     3,940       $     1,762         $   445        $       --    $ 1,452,721
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (287,044)         (256,242)           (639)          (54,189)      (552,361)
    Administrative expense...........        (39,382)          (31,234)            (39)           (7,104)       (75,343)
                                         -----------       -----------         -------        ----------    -----------
    Net investment income
     (loss)..........................       (322,486)         (285,714)           (233)          (61,293)       825,017
                                         -----------       -----------         -------        ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      6,435,640        14,298,684          16,355         1,134,220     11,491,013
    Cost of investments sold.........      6,330,292        14,298,684          18,466           929,072     13,176,794
                                         -----------       -----------         -------        ----------    -----------
       Realized gains (losses)
        on fund shares...............        105,348                --          (2,111)          205,148     (1,685,781)
Realized gain distributions..........         30,961                --              80                --             --
                                         -----------       -----------         -------        ----------    -----------
    Net realized gains
     (losses)........................        136,309                --          (2,031)          205,148     (1,685,781)
Change in unrealized gains
 (losses)............................     (2,336,860)               --          (4,893)         (344,178)     1,213,282
                                         -----------       -----------         -------        ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,200,551)               --          (6,924)         (139,030)      (472,499)
                                         -----------       -----------         -------        ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,523,037)      $  (285,714)        $(7,157)       $ (200,323)   $   352,518
                                         ===========       ===========         =======        ==========    ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  716,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (175,413)
    Administrative expense...........       (17,472)
                                         ----------
    Net investment income
     (loss)..........................       523,446
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,614,496
    Cost of investments sold.........     3,454,891
                                         ----------
       Realized gains (losses)
        on fund shares...............       159,605
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................       159,605
Change in unrealized gains
 (losses)............................      (345,045)
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (185,440)
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  338,006
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN       FRANKLIN       FRANKLIN
                                             FRANKLIN      LARGE CAP      SMALL CAP    SMALL-MID CAP
                                              INCOME         GROWTH         VALUE          GROWTH     FRANKLIN U.S.
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     GOVERNMENT
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $10,404,614    $   283,519    $   264,712     $      --     $ 1,022,442
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (2,534,239)      (594,076)      (532,903)      (28,664)       (460,027)
    Administrative expense...............     (313,930)       (83,092)       (69,369)       (3,521)        (61,686)
                                           -----------    -----------    -----------     ---------     -----------
    Net investment income (loss).........    7,556,445       (393,649)      (337,560)      (32,185)        500,729
                                           -----------    -----------    -----------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   44,066,340     10,488,813      9,486,594       794,478      11,410,022
    Cost of investments sold.............   45,802,956     10,672,124      8,682,631       564,072      11,028,271
                                           -----------    -----------    -----------     ---------     -----------
       Realized gains (losses) on
        fund shares......................   (1,736,616)      (183,311)       803,963       230,406         381,751
Realized gain distributions..............           --             --             --            --              --
                                           -----------    -----------    -----------     ---------     -----------
    Net realized gains (losses)..........   (1,736,616)      (183,311)       803,963       230,406         381,751
Change in unrealized gains (losses)......   (3,947,055)      (606,908)    (2,434,752)     (303,754)        352,934
                                           -----------    -----------    -----------     ---------     -----------
    Net realized and unrealized gains
     (losses) on investments.............   (5,683,671)      (790,219)    (1,630,789)      (73,348)        734,685
                                           -----------    -----------    -----------     ---------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 1,872,774    $(1,183,868)   $(1,968,349)    $(105,533)    $ 1,235,414
                                           ===========    ===========    ===========     =========     ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          MUTUAL GLOBAL
                                            DISCOVERY
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   480,025
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,040)
    Administrative expense...............      (42,526)
                                           -----------
    Net investment income (loss).........      129,459
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    6,727,707
    Cost of investments sold.............    6,634,024
                                           -----------
       Realized gains (losses) on
        fund shares......................       93,683
Realized gain distributions..............      447,144
                                           -----------
    Net realized gains (losses)..........      540,827
Change in unrealized gains (losses)......   (1,552,608)
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   (1,011,781)
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  (882,322)
                                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- -------------
                                                 TEMPLETON                     TEMPLETON
                                                 DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON         VIT
                                MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH       LARGE CAP
                                  SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES       VALUE
                                -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 2,185,524    $   242,504    $  1,916,489    $ 139,146       $ 15,475     $   56,381
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................   (1,374,127)      (361,113)     (1,591,237)     (34,689)       (15,352)       (72,172)
    Administrative
     expense...................     (171,188)       (48,423)       (194,902)      (4,146)        (1,174)        (9,354)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net investment income
     (loss)....................      640,209       (167,032)        130,350      100,311         (1,051)       (25,145)
                                 -----------    -----------    ------------    ---------       --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   26,537,742      7,308,525      27,728,992      811,560        265,432      1,363,595
    Cost of investments
     sold......................   28,021,485      7,023,871      29,146,758      661,083        290,291      1,528,968
                                 -----------    -----------    ------------    ---------       --------     ----------
       Realized gains
        (losses) on fund
        shares.................   (1,483,743)       284,654      (1,417,766)     150,477        (24,859)      (165,373)
Realized gain distributions....           --             --              --       16,182             --             --
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized gains
     (losses)..................   (1,483,743)       284,654      (1,417,766)     166,659        (24,859)      (165,373)
Change in unrealized gains
 (losses)......................   (1,272,604)    (4,662,329)    (11,108,527)    (314,901)       (54,122)      (216,012)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,756,347)    (4,377,675)    (12,526,293)    (148,242)       (78,981)      (381,385)
                                 -----------    -----------    ------------    ---------       --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(2,116,138)   $(4,544,707)   $(12,395,943)   $ (47,931)      $(80,032)    $ (406,530)
                                 ===========    ===========    ============    =========       ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INVESCO
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INVESTMENT
                                    TRUST         TRUST         TRUST         TRUST         TRUST        SERVICES
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- ---------------
                                                                 VIT           VIT
                                                   VIT        STRATEGIC    STRUCTURED        VIT
                                     VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED    INVESCO V. I.
                                MID CAP VALUE    GROWTH        EQUITY        EQUITY      U.S. EQUITY  BALANCED (L)(M)
                                ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   35,664       $  77         $  85      $   80,862    $  119,205     $   350,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (70,659)       (211)          (38)       (153,284)     (107,340)        (75,169)
    Administrative
     expense...................      (9,391)        (17)           (3)        (20,186)      (13,965)         (5,823)
                                 ----------       -----         -----      ----------    ----------     -----------
    Net investment income
     (loss)....................     (44,386)       (151)           44         (92,608)       (2,100)        269,155
                                 ----------       -----         -----      ----------    ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     977,551         637            48       2,808,651     1,827,272      19,585,783
    Cost of investments
     sold......................   1,055,198         606            44       3,133,656     1,989,732      21,187,234
                                 ----------       -----         -----      ----------    ----------     -----------
       Realized gains
        (losses) on fund
        shares.................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Realized gain distributions....          --          --            --              --            --              --
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized gains
     (losses)..................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Change in unrealized gains
 (losses)......................    (249,718)       (541)         (481)        387,253       376,092       2,412,621
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (327,365)       (510)         (477)         62,248       213,632         811,170
                                 ----------       -----         -----      ----------    ----------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $ (371,751)      $(661)        $(433)     $  (30,360)   $  211,532     $ 1,080,325
                                 ==========       =====         =====      ==========    ==========     ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                 INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                               INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                                SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- ------------- ------------- ------------- ------------- -------------
                                              INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                                  BASIC        CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND
                                                  VALUE     APPRECIATION   DEVELOPMENT     EQUITY        INCOME        GROWTH
                                              ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   66,045    $    96,175   $       --    $   876,536   $  539,216    $ 2,669,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (100,542)      (881,466)    (110,099)    (1,242,124)    (133,517)    (2,012,325)
    Administrative expense...................      (7,714)       (64,926)      (8,491)       (93,404)     (10,140)      (147,801)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net investment income (loss).............     (42,211)      (850,217)    (118,590)      (458,992)     395,559        509,088
                                               ----------    -----------   ----------    -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   1,757,039     14,046,048    3,030,106     20,084,875    2,277,059     26,843,696
    Cost of investments sold.................   2,220,098     14,953,948    2,780,736     17,644,787    2,777,404     22,862,700
                                               ----------    -----------   ----------    -----------   ----------    -----------
       Realized gains (losses) on fund
        shares...............................    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Realized gain distributions..................          --             --           --             --           --             --
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized gains (losses)..............    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Change in unrealized gains (losses)..........     190,940     (3,905,946)    (748,448)    (2,811,179)     646,481     (5,975,594)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized and unrealized gains
     (losses) on investments.................    (272,119)    (4,813,846)    (499,078)      (371,091)     146,136     (1,994,598)
                                               ----------    -----------   ----------    -----------   ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ (314,330)   $(5,664,063)  $ (617,668)   $  (830,083)  $  541,695    $(1,485,510)
                                               ==========    ===========   ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO       INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES      SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.   HIGH YIELD       INCOME     INTERNATIONAL
                                          GROWTH (L)(N)  SECURITIES (R) HIGH YIELD (S)  SECURITIES   BUILDER (L)(O)    GROWTH
                                         --------------- -------------- -------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  2,020,250     $  463,682     $  462,025    $1,105,202    $   317,915    $   418,753
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (227,207)      (176,753)       (86,533)     (180,017)       (67,451)      (346,307)
    Administrative expense..............       (16,904)       (13,599)        (6,675)      (12,764)        (4,907)       (26,375)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net investment income (loss)........     1,776,139        273,330        368,817       912,421        245,557         46,071
                                          ------------     ----------     ----------    ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    57,114,705      3,491,197      1,866,125     3,275,536     16,387,667      5,337,437
    Cost of investments sold............    71,201,352      3,516,347      2,029,311     4,211,477     16,110,832      4,168,951
                                          ------------     ----------     ----------    ----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Realized gain distributions.............            --             --             --            --             --             --
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized gains (losses).........   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Change in unrealized gains
 (losses)...............................    16,426,165        593,054       (238,919)      160,969        457,077     (3,294,063)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     2,339,518        567,904       (402,105)     (774,972)       733,912     (2,125,577)
                                          ------------     ----------     ----------    ----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  4,115,657     $  841,234     $  (33,288)   $  137,449    $   979,469    $(2,079,506)
                                          ============     ==========     ==========    ==========    ===========    ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP      MID CAP        MONEY        S&P 500    INVESCO V. I. INVESCO V. I.
                                          GROWTH (L)(P)  CORE EQUITY     MARKET         INDEX      TECHNOLOGY     UTILITIES
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    18,095   $    38,906   $    6,812    $  622,822     $   4,989    $  204,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (39,995)     (192,004)    (174,786)     (437,603)      (35,423)      (83,788)
    Administrative expense...............       (2,986)      (14,046)     (13,703)      (31,942)       (2,678)       (6,419)
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net investment income (loss).........      (24,886)     (167,144)    (181,677)      153,277       (33,112)      114,780
                                           -----------   -----------   ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   10,228,628     3,930,724    7,347,865     6,105,763       601,657     1,233,285
    Cost of investments sold.............    8,279,058     3,666,313    7,347,865     5,460,430       448,734     1,212,213
                                           -----------   -----------   ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares......................    1,949,570       264,411           --       645,333       152,923        21,072
Realized gain distributions..............           --            --           --            --            --            --
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized gains (losses)..........    1,949,570       264,411           --       645,333       152,923        21,072
Change in unrealized gains (losses)......   (1,181,844)   (1,152,336)          --      (579,664)     (277,730)      758,556
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized and unrealized gains
     (losses) on investments.............      767,726      (887,925)          --        65,669      (124,807)      779,628
                                           -----------   -----------   ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $   742,840   $(1,055,069)  $ (181,677)   $  218,946     $(157,919)   $  894,408
                                           ===========   ===========   ==========    ==========     =========    ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  INVESCO           INVESCO         INVESCO         INVESCO          INVESCO
                                 INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                                  SERVICES         SERVICES        SERVICES        SERVICES         SERVICES
                                SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                             ------------------ --------------- --------------- --------------- -----------------
                                                                    INVESCO         INVESCO
                                  INVESCO           INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I.      INVESCO
                              VAN KAMPEN V.I.   VAN KAMPEN V.I.   EQUITY AND     GLOBAL VALUE    VAN KAMPEN V.I.
                             CAPITAL GROWTH (P)  COMSTOCK (T)    INCOME (Q)(M)    EQUITY (N)    GOVERNMENT (L)(R)
                             ------------------ --------------- --------------- --------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $        --       $   568,919     $    78,951     $       658       $ 33,335
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........       (411,842)         (472,367)       (251,729)       (391,089)        (3,041)
    Administrative
     expense................        (28,759)          (34,453)        (18,889)        (29,072)          (249)
                                -----------       -----------     -----------     -----------       --------
    Net investment
     income (loss)..........       (440,601)           62,099        (191,667)       (419,503)        30,045
                                -----------       -----------     -----------     -----------       --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................      7,033,343         7,743,755       4,745,287       5,712,010        807,271
    Cost of investments
     sold...................      7,002,150         7,757,886       5,153,180       6,501,287        827,375
                                -----------       -----------     -----------     -----------       --------
       Realized gains
        (losses) on
        fund
        shares..............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Realized gain
 distributions..............             --                --              --              --             --
                                -----------       -----------     -----------     -----------       --------
    Net realized gains
     (losses)...............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Change in unrealized
 gains (losses).............     (2,551,770)       (1,015,915)     (2,290,471)     (8,571,999)        (5,405)
                                -----------       -----------     -----------     -----------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments............     (2,520,577)       (1,030,046)     (2,698,364)     (9,361,276)       (25,509)
                                -----------       -----------     -----------     -----------       --------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $(2,961,178)      $ (967,947)     $(2,890,031)    $(9,780,779)      $  4,536
                                ===========       ===========     ===========     ===========       ========

                                  INVESCO
                                INVESTMENT
                                 SERVICES
                                SUB-ACCOUNT
                             -----------------

                                  INVESCO
                              VAN KAMPEN V.I.
                             HIGH YIELD (L)(S)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................      $   686
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........          (28)
    Administrative
     expense................           (2)
                                  -------
    Net investment
     income (loss)..........          656
                                  -------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        6,228
    Cost of investments
     sold...................        4,667
                                  -------
       Realized gains
        (losses) on
        fund
        shares..............        1,561
Realized gain
 distributions..............           --
                                  -------
    Net realized gains
     (losses)...............        1,561
Change in unrealized
 gains (losses).............       (1,935)
                                  -------
    Net realized and
     unrealized gains
     (losses) on
     investments............         (374)
                                  -------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................      $   282
                                  =======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                           INVESCO          INVESCO         INVESCO
                                          INVESCO         INVESCO         INVESTMENT       INVESTMENT     INVESTMENT
                                        INVESTMENT      INVESTMENT         SERVICES         SERVICES       SERVICES
                                         SERVICES        SERVICES        (SERIES II)      (SERIES II)     (SERIES II)
                                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- --------------- ------------------ -------------- ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.     INVESCO                                        INVESCO V. I.
                                          MID CAP     VAN KAMPEN V.I.   INVESCO V. I.    INVESCO V. I.      CAPITAL
                                           VALUE       VALUE (L)(T)   BALANCED II (L)(U) BASIC VALUE II APPRECIATION II
                                      --------------- --------------- ------------------ -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   362,310       $ 1,094          $  5,207       $    51,100     $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (846,856)         (366)           (1,679)         (124,598)       (50,828)
    Administrative expense...........       (61,406)          (25)             (110)          (15,456)        (6,284)
                                        -----------       -------          --------       -----------     ----------
    Net investment income
     (loss)..........................      (545,952)          703             3,418           (88,954)       (57,112)
                                        -----------       -------          --------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    14,792,516        83,885           407,234         3,453,837      1,836,338
    Cost of investments sold.........    15,560,242        91,460           393,981         4,471,949      1,756,826
                                        -----------       -------          --------       -----------     ----------
       Realized gains (losses)
        on fund shares...............      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Realized gain distributions..........            --            --                --                --             --
                                        -----------       -------          --------       -----------     ----------
    Net realized gains
     (losses)........................      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Change in unrealized gains
 (losses)............................     1,175,012        13,146             4,134           638,862       (364,083)
                                        -----------       -------          --------       -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       407,286         5,571            17,387          (379,250)      (284,571)
                                        -----------       -------          --------       -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (138,666)      $ 6,274          $ 20,805       $  (468,204)    $ (341,683)
                                        ===========       =======          ========       ===========     ==========

                                         INVESCO
                                        INVESTMENT
                                         SERVICES
                                       (SERIES II)
                                       SUB-ACCOUNT
                                      --------------

                                      INVESCO V. I.
                                         CAPITAL
                                      DEVELOPMENT II
                                      --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (6,041)
    Administrative expense...........        (392)
                                         --------
    Net investment income
     (loss)..........................      (6,433)
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       6,804
    Cost of investments sold.........       7,085
                                         --------
       Realized gains (losses)
        on fund shares...............        (281)
Realized gain distributions..........          --
                                         --------
    Net realized gains
     (losses)........................        (281)
Change in unrealized gains
 (losses)............................     (28,354)
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (28,635)
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(35,068)
                                         ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            INVESCO        INVESCO       INVESCO        INVESCO         INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES        SERVICES       SERVICES      SERVICES
                                          (SERIES II)    (SERIES II)   (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ---------------- ------------- -------------
                                                                                     INVESCO V. I.
                                                        INVESCO V. I. INVESCO V. I.      GLOBAL      INVESCO V. I.
                                         INVESCO V. I.   DIVERSIFIED    DIVIDEND        DIVIDEND      GOVERNMENT   INVESCO V. I.
                                         CORE EQUITY II   INCOME II     GROWTH II   GROWTH II (L)(V) SECURITIES II HIGH YIELD II
                                         -------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 19,567      $ 10,480     $   634,053    $   947,203      $ 24,243      $ 29,222
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,815)       (3,133)       (689,295)      (142,357)      (10,905)       (6,072)
    Administrative expense..............      (4,307)         (211)        (58,463)       (12,192)         (711)         (437)
                                            --------      --------     -----------    -----------      --------      --------
    Net investment income (loss)........     (23,555)        7,136        (113,705)       792,654        12,627        22,713
                                            --------      --------     -----------    -----------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     402,360        51,063       9,144,032     29,877,493       282,461        74,214
    Cost of investments sold............     362,624        64,802       8,470,373     36,744,278       283,111        77,233
                                            --------      --------     -----------    -----------      --------      --------
       Realized gains (losses) on
        fund shares.....................      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Realized gain distributions.............          --            --              --             --            --            --
                                            --------      --------     -----------    -----------      --------      --------
    Net realized gains (losses).........      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Change in unrealized gains
 (losses)...............................     (61,279)       16,714      (1,139,569)     8,123,714        29,032       (23,207)
                                            --------      --------     -----------    -----------      --------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................     (21,543)        2,975        (465,910)     1,256,929        28,382       (26,226)
                                            --------      --------     -----------    -----------      --------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(45,098)     $ 10,111     $  (579,615)   $ 2,049,583      $ 41,009      $ (3,513)
                                            ========      ========     ===========    ===========      ========      ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO         INVESCO        INVESCO         INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES
                                       (SERIES II)     (SERIES II)     (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
                                      INVESCO V. I.   INVESCO V. I.   INVESCO V. I.  INVESCO V. I.   INVESCO V. I. INVESCO V. I.
                                       HIGH YIELD        INCOME       INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                      SECURITIES II BUILDER II (L)(W) GROWTH II (Y) GROWTH II (L)(X)   EQUITY II     MARKET II
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $  984,583      $   244,876      $   7,011       $     --       $   2,872     $    467
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (207,319)         (74,925)       (42,210)        (2,654)        (50,881)     (13,292)
    Administrative expense...........     (18,814)          (5,855)        (4,834)          (178)         (5,822)        (948)
                                       ----------      -----------      ---------       --------       ---------     --------
    Net investment income
     (loss)..........................     758,450          164,096        (40,033)        (2,832)        (53,831)     (13,773)
                                       ----------      -----------      ---------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,987,610       15,341,665        621,778        572,012         622,195      173,709
    Cost of investments sold.........   3,957,584       14,749,456        672,284        445,964         606,341      173,709
                                       ----------      -----------      ---------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............      30,026          592,209        (50,506)       126,048          15,854           --
Realized gain distributions..........          --               --             --             --              --           --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized gains
     (losses)........................      30,026          592,209        (50,506)       126,048          15,854           --
Change in unrealized gains
 (losses)............................    (739,045)         109,743       (520,519)       (79,471)       (229,082)          --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (709,019)         701,952       (571,025)        46,577        (213,228)          --
                                       ----------      -----------      ---------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   49,431      $   866,048      $(611,058)      $ 43,745       $(267,059)    $(13,773)
                                       ==========      ===========      =========       ========       =========     ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                INVESCO       INVESCO       INVESCO           INVESCO              INVESCO
                              INVESTMENT    INVESTMENT    INVESTMENT        INVESTMENT           INVESTMENT
                               SERVICES      SERVICES      SERVICES          SERVICES             SERVICES
                              (SERIES II)   (SERIES II)   (SERIES II)       (SERIES II)          (SERIES II)
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                             ------------- ------------- ------------- --------------------- -------------------
                                                                              INVESCO
                             INVESCO V. I.                                VAN KAMPEN V.I.          INVESCO
                                S&P 500    INVESCO V. I. INVESCO V. I.        CAPITAL          VAN KAMPEN V.I.
                               INDEX II    TECHNOLOGY II UTILITIES II  GROWTH--SERIES II (X) COMSTOCK--SERIES II
                             ------------- ------------- ------------- --------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 1,161,177     $    23      $ 13,858         $        --          $ 1,941,955
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........   (1,096,477)       (387)       (5,971)           (512,942)          (2,122,187)
    Administrative
     expense................     (104,665)        (26)         (436)            (52,028)            (227,475)
                              -----------     -------      --------         -----------          -----------
    Net investment
     income (loss)..........      (39,965)       (390)        7,451            (564,970)            (407,707)
                              -----------     -------      --------         -----------          -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................   20,073,544      30,253       172,192           9,459,105           35,826,751
    Cost of investments
     sold...................   17,649,646      21,285       182,033           7,084,623           35,973,442
                              -----------     -------      --------         -----------          -----------
       Realized gains
        (losses) on
        fund
        shares..............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Realized gain
 distributions..............           --          --            --                  --                   --
                              -----------     -------      --------         -----------          -----------
    Net realized gains
     (losses)...............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Change in unrealized
 gains (losses).............   (2,281,080)     (8,637)       57,245          (4,143,598)          (3,796,953)
                              -----------     -------      --------         -----------          -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      142,818         331        47,404          (1,769,116)          (3,943,644)
                              -----------     -------      --------         -----------          -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................  $   102,853     $   (59)     $ 54,855         $(2,334,086)         $(4,351,351)
                              ===========     =======      ========         ===========          ===========

                                     INVESCO
                                    INVESTMENT
                                     SERVICES
                                   (SERIES II)
                                   SUB-ACCOUNT
                             ------------------------
                                     INVESCO
                                 VAN KAMPEN V.I.
                                    EQUITY AND
                             INCOME--SERIES II (W)(U)
                             ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................       $   784,471
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........          (714,648)
    Administrative
     expense................           (89,736)
                                   -----------
    Net investment
     income (loss)..........           (19,913)
                                   -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        14,743,405
    Cost of investments
     sold...................        14,227,322
                                   -----------
       Realized gains
        (losses) on
        fund
        shares..............           516,083
Realized gain
 distributions..............                --
                                   -----------
    Net realized gains
     (losses)...............           516,083
Change in unrealized
 gains (losses).............        (2,772,220)
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............        (2,256,137)
                                   -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................       $(2,276,050)
                                   ===========

--------
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    INVESCO           INVESCO          INVESCO           INVESCO          INVESCO
                                   INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT        INVESTMENT
                                    SERVICES         SERVICES          SERVICES         SERVICES          SERVICES
                                  (SERIES II)       (SERIES II)      (SERIES II)       (SERIES II)      (SERIES II)
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ----------------- ---------------- ----------------- ----------------
                                    INVESCO                            INVESCO
                                VAN KAMPEN V.I.       INVESCO      VAN KAMPEN V.I.       INVESCO          INVESCO
                                  GLOBAL VALUE    VAN KAMPEN V.I.   INTERNATIONAL    VAN KAMPEN V.I.  VAN KAMPEN V.I.
                                    EQUITY--        GROWTH AND     GROWTH EQUITY--       MID CAP          MID CAP
                                SERIES II (Q)(V) INCOME--SERIES II SERIES II (L)(Y) GROWTH--SERIES II VALUE--SERIES II
                                ---------------- ----------------- ---------------- ----------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $        --       $   764,844       $  121,469       $        --      $   244,871
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (238,539)       (1,120,662)         (18,967)         (192,007)        (606,097)
    Administrative
     expense...................       (20,570)         (148,322)          (2,394)          (19,686)         (79,180)
                                  -----------       -----------       ----------       -----------      -----------
    Net investment income
     (loss)....................      (259,109)         (504,140)         100,108          (211,693)        (440,406)
                                  -----------       -----------       ----------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,670,299        21,045,002        4,314,631         3,630,586       11,944,866
    Cost of investments
     sold......................     4,121,431        20,184,467        4,068,040         3,592,948       13,122,808
                                  -----------       -----------       ----------       -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (451,132)          860,535          246,591            37,638       (1,177,942)
Realized gain
 distributions.................            --                --               --                --               --
                                  -----------       -----------       ----------       -----------      -----------
    Net realized gains
     (losses)..................      (451,132)          860,535          246,591            37,638       (1,177,942)
Change in unrealized gains
 (losses)......................    (4,221,674)       (2,920,099)         (23,363)       (1,089,259)       1,643,342
                                  -----------       -----------       ----------       -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (4,672,806)       (2,059,564)         223,228        (1,051,621)         465,400
                                  -----------       -----------       ----------       -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(4,931,915)      $(2,563,704)      $  323,336       $(1,263,314)     $    24,994
                                  ===========       ===========       ==========       ===========      ===========


                                   JANUS
                                ASPEN SERIES
                                SUB-ACCOUNT
                                ------------



                                   FORTY
                                 PORTFOLIO
                                ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  27
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (98)
    Administrative
     expense...................       (7)
                                   -----
    Net investment income
     (loss)....................      (78)
                                   -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      112
    Cost of investments
     sold......................       70
                                   -----
       Realized gains
        (losses) on fund
        shares.................       42
Realized gain
 distributions.................       --
                                   -----
    Net realized gains
     (losses)..................       42
Change in unrealized gains
 (losses)......................     (551)
                                   -----
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (509)
                                   -----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(587)
                                   =====

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                    LEGG MASON
                                         LAZARD      PARTNERS       LEGG MASON
                                       RETIREMENT    VARIABLE    PARTNERS VARIABLE  LORD ABBETT   LORD ABBETT  LORD ABBETT
                                      SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------- -----------  -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                        EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                        MARKETS    ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL  GROWTH AND
                                         EQUITY     PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY       INCOME
                                      ------------ ------------- ----------------- -------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $  11         $ 16            $ 30         $ 1,757,054   $    17,129  $   144,734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (8)         (16)            (20)           (449,269)     (130,702)    (296,648)
    Administrative expense...........       --           (1)             (1)            (62,532)      (17,959)     (41,504)
                                         -----         ----            ----         -----------   -----------  -----------
    Net investment income
     (loss)..........................        3           (1)              9           1,245,253      (131,532)    (193,418)
                                         -----         ----            ----         -----------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        9           20              94           8,417,865     3,451,778    5,362,051
    Cost of investments sold.........        5           24              90           7,941,051     2,862,982    6,135,779
                                         -----         ----            ----         -----------   -----------  -----------
       Realized gains (losses)
        on fund shares...............        4           (4)              4             476,814       588,796     (773,728)
Realized gain distributions..........       --           --              --             219,272       278,336           --
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized gains
     (losses)........................        4           (4)              4             696,086       867,132     (773,728)
Change in unrealized gains
 (losses)............................     (118)         (84)             31          (1,029,742)   (1,199,233)    (600,995)
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (114)         (88)             35            (333,656)     (332,101)  (1,374,723)
                                         -----         ----            ----         -----------   -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(111)        $(89)           $ 44         $   911,597   $  (463,633) $(1,568,141)
                                         =====         ====            ====         ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                       LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                       SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- -----------  ------------ ------------ --------------- ------------
                                         GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                      OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                      ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --  $    49,796    $  1,460     $ 41,108      $  10,080     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (180,019)    (350,341)     (9,974)      (5,717)       (16,008)      (22,724)
    Administrative expense...........      (24,629)     (48,148)       (768)        (476)        (1,278)       (1,879)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net investment income
     (loss)..........................     (204,648)    (348,693)     (9,282)      34,915         (7,206)      (24,603)
                                       -----------  -----------    --------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,832,717    6,603,751     150,289      282,587        712,643       403,794
    Cost of investments sold.........    4,239,713    7,517,554     151,964      281,286        605,308       312,203
                                       -----------  -----------    --------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............      593,004     (913,803)     (1,675)       1,301        107,335        91,591
Realized gain distributions..........    2,602,026           --          --           --             --       220,395
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized gains (losses)......    3,195,030     (913,803)     (1,675)       1,301        107,335       311,986
Change in unrealized gains
 (losses)............................   (4,237,215)     119,074      (1,100)     (22,369)      (113,438)     (485,048)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,042,185)    (794,729)     (2,775)     (21,068)        (6,103)     (173,062)
                                       -----------  -----------    --------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,246,833) $(1,143,422)   $(12,057)    $ 13,847      $ (13,309)    $(197,665)
                                       ===========  ===========    ========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                         TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------- ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                          MFS           MFS                      MFS GROWTH         TRUST         DISCOVERY
                                        RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------- ------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  5,077     $ 29,421       $ 8,266       $     39        $  1,215        $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (8,166)     (14,191)       (3,400)        (3,172)         (2,304)         (4,061)
    Administrative expense...........       (586)      (1,176)         (258)          (215)           (161)           (302)
                                        --------     --------       -------       --------        --------        --------
    Net investment income
     (loss)..........................     (3,675)      14,054         4,608         (3,348)         (1,250)         (4,363)
                                        --------     --------       -------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     37,731      456,559        27,739        135,415          33,738          73,931
    Cost of investments sold.........     35,535      412,119        23,102         97,647          27,247          62,947
                                        --------     --------       -------       --------        --------        --------
       Realized gains (losses)
        on fund shares...............      2,196       44,440         4,637         37,768           6,491          10,984
Realized gain distributions..........         --       12,665            --             --              --          37,881
                                        --------     --------       -------       --------        --------        --------
    Net realized gains
     (losses)........................      2,196       57,105         4,637         37,768           6,491          48,865
Change in unrealized gains
 (losses)............................     (9,553)      (8,161)        4,484        (38,099)        (11,190)        (78,800)
                                        --------     --------       -------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (7,357)      48,944         9,121           (331)         (4,699)        (29,935)
                                        --------     --------       -------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(11,032)    $ 62,998       $13,729       $ (3,679)       $ (5,949)       $(34,298)
                                        ========     ========       =======       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                    INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                      TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                 (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 --------------- --------------- -------------- -------------- -------------- --------------
                                  MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                                 (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                                 --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $    840        $ 40,783      $        --    $ 1,063,911    $ 5,343,227     $  428,390
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (1,820)        (19,940)        (180,282)      (597,363)    (1,185,939)      (173,489)
    Administrative
     expense....................        (127)         (1,341)         (12,996)       (43,457)       (87,725)       (12,765)
                                    --------        --------      -----------    -----------    -----------     ----------
    Net investment income
     (loss).....................      (1,107)         19,502         (193,278)       423,091      4,069,563        242,136
                                    --------        --------      -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........      63,200         191,681        2,635,215      8,870,810     21,017,183      2,658,823
    Cost of investments
     sold.......................      44,527         160,292        1,777,941      9,648,118     19,550,927      3,131,685
                                    --------        --------      -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares..................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Realized gain distributions.....          --              --               --             --             --             --
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized gains
     (losses)...................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Change in unrealized gains
 (losses).......................     (20,871)         13,506       (1,701,237)    (4,279,245)    (2,220,215)       404,002
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................      (2,198)         44,895         (843,963)    (5,056,553)      (753,959)       (68,860)
                                    --------        --------      -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $ (3,305)       $ 64,397      $(1,037,241)   $(4,633,462)   $ 3,315,604     $  173,276
                                    ========        ========      ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        EUROPEAN
                                               MULTI CAP                                       EQUITY           EQUITY
                               MONEY MARKET    GROWTH (Z)     STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $     5,045    $    309,160   $  2,242,317   $ 1,421,691     $        --      $   319,945
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................     (666,592)     (2,498,909)    (1,379,996)     (712,993)       (256,889)        (244,164)
    Administrative
     expense.................      (48,505)       (174,481)       (96,510)      (52,621)        (19,181)         (20,235)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net investment
     income (loss)...........     (710,052)     (2,364,230)       765,811       656,077        (276,070)          55,546
                               -----------    ------------   ------------   -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................   17,553,202      34,240,388     21,588,757    10,538,295       4,486,429        4,633,112
    Cost of investments
     sold....................   17,553,202      26,334,841     25,972,979    15,106,960       2,795,436        5,153,742
                               -----------    ------------   ------------   -----------     -----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --       7,905,547     (4,384,222)   (4,568,665)      1,690,993         (520,630)
Realized gain
 distributions...............           --              --     11,742,402     2,909,022              --               --
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized gains
     (losses)................           --       7,905,547      7,358,180    (1,659,643)      1,690,993         (520,630)
Change in unrealized gains
 (losses)....................           --     (19,503,735)   (17,771,849)    8,441,952      (2,751,392)      (1,215,803)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --     (11,598,188)   (10,413,669)    6,782,309      (1,060,399)      (1,736,433)
                               -----------    ------------   ------------   -----------     -----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $  (710,052)   $(13,962,418)  $ (9,647,858)  $ 7,438,386     $(1,336,469)     $(1,680,887)
                               ===========    ============   ============   ===========     ===========      ===========

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY      MORGAN STANLEY
                                 VARIABLE         VARIABLE         VARIABLE           VARIABLE            VARIABLE
                                INVESTMENT       INVESTMENT       INVESTMENT         INVESTMENT          INVESTMENT
                                  SERIES           SERIES           SERIES             SERIES              SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)    (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                             ---------------- ---------------- ---------------- --------------------- ----------------
                                                  LIMITED                             MULTI CAP
                               INCOME PLUS        DURATION       MONEY MARKET          GROWTH            STRATEGIST
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (AA) (CLASS Y SHARES)
                             ---------------- ---------------- ---------------- --------------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 6,264,561      $ 1,416,629      $     5,927         $        --        $   840,458
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........    (1,663,508)        (741,800)        (909,198)           (898,138)          (764,237)
    Administrative
     expense................      (172,086)         (65,397)         (88,399)            (78,019)           (61,766)
                               -----------      -----------      -----------         -----------        -----------
    Net investment
     income (loss)..........     4,428,967          609,432         (991,670)           (976,157)            14,455
                               -----------      -----------      -----------         -----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................    30,578,990       12,272,008       30,066,078          15,510,247         13,057,765
    Cost of investments
     sold...................    28,652,407       14,793,204       30,066,078           9,578,166         15,103,167
                               -----------      -----------      -----------         -----------        -----------
       Realized gains
        (losses) on
        fund shares.........     1,926,583       (2,521,196)              --           5,932,081         (2,045,402)
Realized gain
 distributions..............            --               --               --                  --          5,136,530
                               -----------      -----------      -----------         -----------        -----------
    Net realized gains
     (losses)...............     1,926,583       (2,521,196)              --           5,932,081          3,091,128
Change in unrealized gains
 (losses)...................    (2,984,031)       2,278,585               --          (9,244,009)        (7,461,485)
                               -----------      -----------      -----------         -----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (1,057,448)        (242,611)              --          (3,311,928)        (4,370,357)
                               -----------      -----------      -----------         -----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 3,371,519      $   366,821      $  (991,670)        $(4,288,085)       $(4,355,902)
                               ===========      ===========      ===========         ===========        ===========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                UTILITIES
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   334,237
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (230,302)
    Administrative
     expense................       (17,095)
                               -----------
    Net investment
     income (loss)..........        86,840
                               -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................     3,827,619
    Cost of investments
     sold...................     5,314,925
                               -----------
       Realized gains
        (losses) on
        fund shares.........    (1,487,306)
Realized gain
 distributions..............       763,701
                               -----------
    Net realized gains
     (losses)...............      (723,605)
Change in unrealized gains
 (losses)...................     2,571,286
                               -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     1,847,681
                               -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 1,934,521
                               ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER  OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- ------------
                                          AMT                                OPPENHEIMER                OPPENHEIMER
                                        MID-CAP       AMT      OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL
                                        GROWTH     PARTNERS     BALANCED    APPRECIATION    CORE BOND    SECURITIES
                                      ----------- ----------- ------------- ------------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $ 49,352     $   15,269     $  84,609    $   47,921
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (407)       (327)     (27,768)       (49,841)      (15,147)      (41,936)
    Administrative expense...........       (30)        (22)      (2,071)        (3,874)       (1,254)       (3,421)
                                        -------     -------     --------     ----------     ---------    ----------
    Net investment income
     (loss)..........................      (437)       (349)      19,513        (38,446)       68,208         2,564
                                        -------     -------     --------     ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    19,093      15,490      416,912      1,187,970       497,910     1,087,283
    Cost of investments sold.........    18,886      19,473      481,963      1,087,207       648,924       947,023
                                        -------     -------     --------     ----------     ---------    ----------
       Realized gains (losses)
        on fund shares...............       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Realized gain distributions..........        --          --           --             --            --            --
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized gains (losses)......       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Change in unrealized gains
 (losses)............................      (288)      2,604       36,444       (148,609)      170,058      (415,928)
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (81)     (1,379)     (28,607)       (47,846)       19,044      (275,668)
                                        -------     -------     --------     ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (518)    $(1,728)    $ (9,094)    $  (86,292)    $  87,252    $ (273,104)
                                        =======     =======     ========     ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                                                OPPENHEIMER
                                                                                                                 VARIABLE
                               OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     OPPENHEIMER       OPPENHEIMER     ACCOUNT FUNDS
                                 VARIABLE       VARIABLE      VARIABLE         VARIABLE          VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS   ACCOUNT FUNDS     ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
                               OPPENHEIMER                                   OPPENHEIMER       OPPENHEIMER
                             GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER     MAIN STREET     SMALL- & MID-CAP   OPPENHEIMER
                                  INCOME       HIGH INCOME   MAIN STREET  SMALL MID CAP (AB)      GROWTH       BALANCED (SS)
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $ 103,463       $  34,481     $ 17,826        $   9,309          $     --       $   341,736
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (39,693)         (3,751)     (27,607)         (16,882)           (9,831)         (221,289)
    Administrative
     expense................       (2,926)           (309)      (2,045)          (1,404)             (707)          (30,244)
                                ---------       ---------     --------        ---------          --------       -----------
    Net investment
     income (loss)..........       60,844          30,421      (11,826)          (8,977)          (10,538)           90,203
                                ---------       ---------     --------        ---------          --------       -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      955,288         156,152      439,591          481,706           178,807         4,012,826
    Cost of investments
     sold...................      848,243         412,275      408,884          362,869           142,035         5,129,912
                                ---------       ---------     --------        ---------          --------       -----------
       Realized gains
        (losses) on
        fund shares.........      107,045        (256,123)      30,707          118,837            36,772        (1,117,086)
Realized gain
 distributions..............       39,773              --           --               --                --                --
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized gains
     (losses)...............      146,818        (256,123)      30,707          118,837            36,772        (1,117,086)
Change in unrealized
 gains (losses).............     (206,726)        223,886      (51,176)        (148,260)          (17,143)          887,558
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      (59,908)        (32,237)     (20,469)         (29,423)           19,629          (229,528)
                                ---------       ---------     --------        ---------          --------       -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $     936       $  (1,816)    $(32,295)       $ (38,400)         $  9,091       $  (139,325)
                                =========       =========     ========        =========          ========       ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                    VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                                  ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                 (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                     ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ----------------- --------------- --------------- ---------------- ----------------
                                   OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER
                                APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS)
                                ----------------- --------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $    43,076      $ 1,961,935     $   227,748     $ 2,562,511      $ 1,335,465
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (522,086)        (450,899)       (279,604)     (1,178,449)        (197,917)
    Administrative
     expense...................        (71,612)         (63,373)        (38,469)       (162,969)         (27,210)
                                   -----------      -----------     -----------     -----------      -----------
    Net investment income
     (loss)....................       (550,622)       1,447,663         (90,325)      1,221,093        1,110,338
                                   -----------      -----------     -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      9,685,217       10,642,572       5,886,375      26,434,099        3,265,044
    Cost of investments
     sold......................      8,621,063       12,814,571       5,485,480      24,333,260        6,533,165
                                   -----------      -----------     -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      1,064,154       (2,171,999)        400,895       2,100,839       (3,268,121)
Realized gain
 distributions.................             --               --              --       1,114,956               --
                                   -----------      -----------     -----------     -----------      -----------
    Net realized gains
     (losses)..................      1,064,154       (2,171,999)        400,895       3,215,795       (3,268,121)
Change in unrealized gains
 (losses)......................     (1,407,617)       2,767,536      (2,058,387)     (4,843,232)       1,678,817
                                   -----------      -----------     -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       (343,463)         595,537      (1,657,492)     (1,627,437)      (1,589,304)
                                   -----------      -----------     -----------     -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $  (894,085)     $ 2,043,200     $(1,747,817)    $  (406,344)     $  (478,966)
                                   ===========      ===========     ===========     ===========      ===========

                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------
                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   351,482
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (810,746)
    Administrative
     expense...................      (110,150)
                                  -----------
    Net investment income
     (loss)....................      (569,414)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    13,297,108
    Cost of investments
     sold......................    12,725,538
                                  -----------
       Realized gains
        (losses) on fund
        shares.................       571,570
Realized gain
 distributions.................            --
                                  -----------
    Net realized gains
     (losses)..................       571,570
Change in unrealized gains
 (losses)......................    (1,124,080)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (552,510)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(1,121,924)
                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      OPPENHEIMER      OPPENHEIMER
                                       VARIABLE          VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO
                                     ACCOUNT FUNDS    ACCOUNT FUNDS        VARIABLE       VARIABLE    VARIABLE       VARIABLE
                                    (SERVICE SHARES  (SERVICE SHARES      INSURANCE       INSURANCE   INSURANCE     INSURANCE
                                        ("SS"))          ("SS"))            TRUST           TRUST       TRUST         TRUST
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
                                                                                                                    PIMCO VIT
                                      OPPENHEIMER                                                                   COMMODITY
                                         MAIN          OPPENHEIMER-                                     PIMCO       REALRETURN
                                     STREET SMALL    SMALL- & MID-CAP    FOREIGN BOND       MONEY       TOTAL        STRATEGY
                                   MID CAP (SS) (AC)   GROWTH (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES)
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $   105,862       $       --           $ 30           $  13       $ 34       $   754,371
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (358,909)        (141,772)           (21)           (305)       (18)          (79,126)
    Administrative expense........        (48,733)         (18,853)            (1)            (22)        (1)          (10,359)
                                      -----------       ----------           ----           -----       ----       -----------
    Net investment income
     (loss).......................       (301,780)        (160,625)             8            (314)        15           664,886
                                      -----------       ----------           ----           -----       ----       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........      7,141,907        2,423,356             28             413         99         1,808,605
    Cost of investments
     sold.........................      6,040,127        2,107,521             28             413         94         2,013,129
                                      -----------       ----------           ----           -----       ----       -----------
       Realized gains
        (losses) on fund
        shares....................      1,101,780          315,835             --              --          5          (204,524)
Realized gain distributions.......             --               --             14              --         19                --
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized gains
     (losses).....................      1,101,780          315,835             14              --         24          (204,524)
Change in unrealized gains
 (losses).........................     (1,567,322)        (109,577)            49              --        (12)         (926,818)
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized and
     unrealized gains (losses)
     on investments...............       (465,542)         206,258             63              --         12        (1,131,342)
                                      -----------       ----------           ----           -----       ----       -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................    $  (767,322)      $   45,633           $ 71           $(314)      $ 27       $  (466,456)
                                      ===========       ==========           ====           =====       ====       ===========

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           PIMCO          PIMCO       PIMCO
                                          VARIABLE      VARIABLE     VARIABLE
                                         INSURANCE      INSURANCE   INSURANCE       PUTNAM         PUTNAM         PUTNAM
                                           TRUST          TRUST       TRUST     VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ----------- ------------ -------------- -------------- --------------
                                         PIMCO VIT      PIMCO VIT   PIMCO VIT
                                          EMERGING     REALRETURN  TOTAL RETURN  VT AMERICAN
                                        MARKETS BOND    (ADVISOR     (ADVISOR     GOVERNMENT     VT CAPITAL   VT DIVERSIFIED
                                      (ADVISOR SHARES)   SHARES)     SHARES)        INCOME     OPPORTUNITIES      INCOME
                                      ---------------- ----------- ------------ -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   99,092    $  168,576  $   713,606   $ 1,338,018     $    7,458    $ 3,707,347
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (28,274)     (124,487)    (413,122)     (490,045)       (77,521)      (518,376)
    Administrative expense...........        (3,636)      (15,998)     (54,162)           --             --           (289)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net investment income
     (loss)..........................        67,182        28,091      246,322       847,973        (70,063)     3,188,682
                                         ----------    ----------  -----------   -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,134,312     2,768,591   10,313,046     9,411,971      1,653,522      9,171,413
    Cost of investments sold.........     1,102,172     2,520,894    9,842,495     9,220,330      1,403,940      9,957,034
                                         ----------    ----------  -----------   -----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............        32,140       247,697      470,551       191,641        249,582       (785,621)
Realized gain distributions..........            --       231,640      381,453     3,039,660             --             --
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized gains
     (losses)........................        32,140       479,337      852,004     3,231,301        249,582       (785,621)
Change in unrealized gains
 (losses)............................       (20,867)      263,929     (557,822)   (2,220,982)      (537,679)    (3,918,943)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        11,273       743,266      294,182     1,010,319       (288,097)    (4,704,564)
                                         ----------    ----------  -----------   -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $   78,455    $  771,357  $   540,504   $ 1,858,292     $ (358,160)   $(1,515,882)
                                         ==========    ==========  ===========   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                       VT GEORGE          VT                            VT             VT
                                        VT EQUITY        PUTNAM      GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL
                                          INCOME        BALANCED      ALLOCATION       EQUITY          CARE        UTILITIES
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 1,642,810    $ 1,515,497    $ 1,367,163    $   403,367    $   235,543    $   596,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,232,437)      (956,815)      (417,353)      (272,982)      (382,438)      (225,310)
    Administrative expense...........      (65,849)       (47,599)       (27,272)            --         (8,278)        (4,835)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................      344,524        511,083        922,538        130,385       (155,173)       366,275
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   20,750,863     15,915,110      7,978,123      4,946,179      6,665,185      3,858,407
    Cost of investments sold.........   15,276,359     21,607,022      7,852,323      6,529,946      6,223,802      4,336,031
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............    5,474,504     (5,691,912)       125,800     (1,583,767)       441,383       (477,624)
Realized gain distributions..........           --             --             --             --        756,938             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......    5,474,504     (5,691,912)       125,800     (1,583,767)     1,198,321       (477,624)
Change in unrealized gains
 (losses)............................   (4,971,689)     6,173,644     (1,555,149)       429,481     (1,495,452)    (1,019,525)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      502,815        481,732     (1,429,349)    (1,154,286)      (297,131)    (1,497,149)
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   847,339    $   992,815    $  (506,811)   $(1,023,901)   $  (452,304)   $(1,130,874)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                        VT             VT
                                      VT GROWTH AND    VT GROWTH                                  INTERNATIONAL  INTERNATIONAL
                                          INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME        EQUITY         GROWTH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,123,250    $   17,262    $ 4,184,082    $10,520,624    $  3,875,735   $   421,524
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,272,084)     (149,336)      (718,464)    (1,601,887)     (1,663,227)     (243,718)
    Administrative expense...........       (64,858)          (75)       (54,611)      (116,847)        (99,675)           --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net investment income
     (loss)..........................      (213,692)     (132,149)     3,411,007      8,801,890       2,112,833       177,806
                                       ------------    ----------    -----------    -----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    37,127,911     1,850,615     15,040,358     34,440,872      24,898,148     3,539,386
    Cost of investments sold.........    48,718,196     1,963,988     15,326,074     35,229,495      32,868,283     3,223,532
                                       ------------    ----------    -----------    -----------    ------------   -----------
       Realized gains (losses)
        on fund shares...............   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Realized gain distributions..........            --            --             --             --              --            --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized gains
     (losses)........................   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Change in unrealized gains
 (losses)............................     2,491,608      (289,522)    (2,877,898)    (3,733,119)    (14,778,308)   (3,901,620)
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (9,098,677)     (402,895)    (3,163,614)    (4,521,742)    (22,748,443)   (3,585,766)
                                       ------------    ----------    -----------    -----------    ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (9,312,369)   $ (535,044)   $   247,393    $ 4,280,148    $(20,635,610)  $(3,407,960)
                                       ============    ==========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                      INTERNATIONAL                       VT        VT MULTI-CAP   VT MULTI-CAP
                                          VALUE       VT INVESTORS   MONEY MARKET      GROWTH         VALUE       VT RESEARCH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   542,512    $   676,971    $    11,657    $   239,235     $   19,855     $  242,343
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (280,614)      (818,428)    (1,427,617)    (1,245,528)       (98,016)      (406,284)
    Administrative expense...........           --        (17,340)      (156,018)       (18,626)            --         (5,426)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net investment income
     (loss)..........................      261,898       (158,797)    (1,571,978)    (1,024,919)       (78,161)      (169,367)
                                       -----------    -----------    -----------    -----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,471,104     11,735,740     66,987,279     21,681,353      2,055,738      6,931,413
    Cost of investments sold.........    7,802,256     12,913,844     66,987,279     22,563,698      2,118,693      6,832,257
                                       -----------    -----------    -----------    -----------     ----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized gains (losses)......   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Change in unrealized gains
 (losses)............................     (854,057)       720,133             --     (3,200,783)      (301,273)      (740,757)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,185,209)      (457,971)            --     (4,083,128)      (364,228)      (641,601)
                                       -----------    -----------    -----------    -----------     ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,923,311)   $  (616,768)   $(1,571,978)   $(5,108,047)    $ (442,389)    $ (810,968)
                                       ===========    ===========    ===========    ===========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                              THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL      THE UNIVERSAL
                                    PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
                                VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.      FUNDS, INC.        FUNDS, INC.
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                -------------- -------------- ------------- ------------- -------------------- ---------------
                                                               VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                                                UIF CORE    UIF EMERGING       UIF GLOBAL
                                 VT SMALL CAP                  PLUS FIXED      MARKETS       TACTICAL ASSET      VAN KAMPEN
                                    VALUE        VT VOYAGER      INCOME        EQUITY     ALLOCATION PORTFOLIO UIF GROWTH (AD)
                                -------------- -------------- ------------- ------------- -------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   259,893    $         --    $ 35,503     $   139,141       $  191,341        $    31,031
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................     (749,947)     (1,903,501)    (14,623)       (525,505)        (223,686)          (427,084)
    Administrative
     expense...................      (17,925)        (82,825)       (986)        (34,205)         (14,582)           (34,818)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net investment income
     (loss)....................     (507,979)     (1,986,326)     19,894        (420,569)         (46,927)          (430,871)
                                 -----------    ------------    --------     -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   12,922,960      29,652,430      94,231       8,173,427        3,603,042          7,094,918
    Cost of investments
     sold......................   14,482,026      28,945,298      97,196       7,332,414        4,310,646          4,931,554
                                 -----------    ------------    --------     -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Realized gain
 distributions.................           --              --          --              --               --                 --
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized gains
     (losses)..................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Change in unrealized gains
 (losses)......................     (940,895)    (25,319,391)     21,342      (7,541,525)          81,827         (2,607,767)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,499,961)    (24,612,259)     18,377      (6,700,512)        (625,777)          (444,403)
                                 -----------    ------------    --------     -----------       ----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $(3,007,940)   $(26,598,585)   $ 38,271     $(7,121,081)      $ (672,704)       $  (875,274)
                                 ===========    ============    ========     ===========       ==========        ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                      THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       FUNDS, INC.   FUNDS, INC.   (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ---------------
                                                                                 VAN KAMPEN
                                                                   VAN KAMPEN   UIF EMERGING   VAN KAMPEN
                                       VAN KAMPEN    VAN KAMPEN   UIF EMERGING     MARKETS     UIF GLOBAL     VAN KAMPEN
                                       UIF MID CAP    UIF U.S.    MARKETS DEBT     EQUITY       FRANCHISE     UIF GROWTH
                                         GROWTH      REAL ESTATE   (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AE)
                                      ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    70,296   $  199,192    $  666,602    $    55,798   $ 2,012,718    $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (343,105)    (372,931)     (265,159)      (227,156)     (895,923)      (132,217)
    Administrative expense...........      (21,867)     (23,863)      (36,370)       (29,662)     (118,690)       (17,887)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net investment income
     (loss)..........................     (294,676)    (197,602)      365,073       (201,020)      998,105       (150,104)
                                       -----------   ----------    ----------    -----------   -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,658,648    6,459,084     6,632,051      4,309,553    16,236,086      2,837,459
    Cost of investments sold.........    4,380,676    6,814,874     6,609,935      4,178,191    14,832,440      1,869,733
                                       -----------   ----------    ----------    -----------   -----------    -----------
       Realized gains (losses)
        on fund shares...............    1,277,972     (355,790)       22,116        131,362     1,403,646        967,726
Realized gain distributions..........        8,738           --       210,672             --            --             --
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized gains (losses)......    1,286,710     (355,790)      232,788        131,362     1,403,646        967,726
Change in unrealized gains
 (losses)............................   (2,558,684)   1,592,200       354,590     (3,128,244)    2,317,508     (1,142,668)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,271,974)   1,236,410       587,378     (2,996,882)    3,721,154       (174,942)
                                       -----------   ----------    ----------    -----------   -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,566,650)  $1,038,808    $  952,451    $(3,197,902)  $ 4,719,259    $  (325,046)
                                       ===========   ==========    ==========    ===========   ===========    ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                 INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                  (CLASS II)     (CLASS II)    (CLASS II)
                                                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                 ------------- -------------- -------------
                                                                  VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                  UIF MID CAP  SMALL COMPANY  UIF U.S. REAL
                                                                    GROWTH         GROWTH     ESTATE (CLASS
                                                                  (CLASS II)     (CLASS II)        II)
                                                                 ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $    75,883   $   533,956    $   270,983
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................     (472,403)     (199,764)      (715,536)
    Administrative expense......................................      (61,387)      (25,434)       (96,876)
                                                                  -----------   -----------    -----------
    Net investment income (loss)................................     (457,907)      308,758       (541,429)
                                                                  -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    9,846,926     3,860,774     14,562,998
    Cost of investments sold....................................    8,203,110     3,304,930     15,698,441
                                                                  -----------   -----------    -----------
       Realized gains (losses) on fund shares...................    1,643,816       555,844     (1,135,443)
Realized gain distributions.....................................       12,786            --             --
                                                                  -----------   -----------    -----------
    Net realized gains (losses).................................    1,656,602       555,844     (1,135,443)
Change in unrealized gains (losses).............................   (3,315,624)   (2,163,726)     3,972,636
                                                                  -----------   -----------    -----------
    Net realized and unrealized gains (losses) on investments...   (1,659,022)   (1,607,882)     2,837,193
                                                                  -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(2,116,929)  $(1,299,124)   $ 2,295,764
                                                                  ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED             ADVANCED
                                                       SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------
                                                           AST                                          AST
                                                   ACADEMIC STRATEGIES              AST           AMERICAN CENTURY
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES   INCOME & GROWTH
                                                 -----------------------  ----------------------  ---------------
                                                     2011        2010        2011        2010      2011     2010
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (82,011) $  (57,157) $  (15,781) $  (11,993) $  (25) $   (24)
Net realized gains (losses).....................     134,060      21,514     115,314      60,108      81    1,117
Change in unrealized gains (losses).............    (471,301)    697,364    (170,957)    198,289    (184)    (605)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from
 operations.....................................    (419,252)    661,721     (71,424)    246,404    (128)     488
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     149,632      49,837      64,034      40,591      --       --
Benefit payments................................          --          --          --          --      --       --
Payments on termination.........................    (213,549)   (188,084)    (74,937)    (91,203)     --       --
Contract Maintenance Charge.....................     (18,242)    (17,240)     (8,610)     (8,247)     (4)      (3)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (782,535)    101,445    (251,123)     23,047   1,864   (5,713)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from contract
 transactions...................................    (864,694)    (54,042)   (270,636)    (35,812)  1,860   (5,716)
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,283,946)    607,679    (342,060)    210,592   1,732   (5,228)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,704,724   7,097,045   2,523,391   2,312,799   3,200    8,428
                                                 -----------  ----------  ----------  ----------  ------  -------
NET ASSETS AT END OF PERIOD..................... $ 6,420,778  $7,704,724  $2,181,331  $2,523,391  $4,932  $ 3,200
                                                 ===========  ==========  ==========  ==========  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     819,241     830,714     250,887     257,140     400    1,181
       Units issued.............................     173,845     135,208      60,732      55,019   1,000      381
       Units redeemed...........................    (279,959)   (146,681)    (91,198)    (61,272)   (796)  (1,162)
                                                 -----------  ----------  ----------  ----------  ------  -------
    Units outstanding at end of period..........     713,127     819,241     220,421     250,887     604      400
                                                 ===========  ==========  ==========  ==========  ======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED              ADVANCED             ADVANCED
                                                       SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------  ----------------------
                                                            AST                   AST                  AST
                                                         BALANCED              BLACKROCK              BOND
                                                     ASSET ALLOCATION          VALUE (A)         PORTFOLIO 2018
                                                 ------------------------  ----------------  ----------------------
                                                     2011         2010       2011     2010      2011        2010
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (76,339) $   (57,778) $  (101) $    35  $   (9,564) $   (7,136)
Net realized gains (losses).....................     494,039      235,308     (371)    (321)    119,481     103,433
Change in unrealized gains (losses).............    (788,216)     691,338      191    2,010     (10,769)     32,020
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (370,516)     868,868     (281)   1,724      99,148     128,317
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     192,167      187,252       --       --          --          --
Benefit payments................................          --           --       --       --          --          --
Payments on termination.........................    (364,460)    (342,004)  (1,299)    (944)    (64,667)    (36,488)
Contract Maintenance Charge.....................     (43,167)     (41,207)     (13)     (13)       (420)       (561)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,236,005)     669,509     (174)    (246)   (221,084)   (167,963)
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (1,451,465)     473,550   (1,486)  (1,203)   (286,171)   (205,012)
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...............  (1,821,981)   1,342,418   (1,767)     521    (187,023)    (76,695)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,009,222    8,666,804   17,148   16,627   1,028,689   1,105,384
                                                 -----------  -----------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 8,187,241  $10,009,222  $15,381  $17,148  $  841,666  $1,028,689
                                                 ===========  ===========  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,012,937      971,195    2,177    2,342      83,396      98,042
       Units issued.............................     225,421      276,232      135      136       5,713      38,398
       Units redeemed...........................    (387,886)    (234,490)    (323)    (301)    (28,136)    (53,044)
                                                 -----------  -----------  -------  -------  ----------  ----------
    Units outstanding at end of period..........     850,472    1,012,937    1,989    2,177      60,973      83,396
                                                 ===========  ===========  =======  =======  ==========  ==========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED             ADVANCED            ADVANCED
                                                         SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                             AST                  AST                  AST
                                                             BOND                 BOND                BOND
                                                        PORTFOLIO 2019       PORTFOLIO 2020      PORTFOLIO 2021
                                                     -------------------  -------------------  ------------------
                                                        2011      2010       2011      2010      2011    2010 (AF)
                                                     ---------  --------  ---------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (3,856) $ (4,910) $  (1,691) $ (5,461) $ (6,747) $ (1,208)
Net realized gains (losses).........................    65,899    28,133     65,366    10,768    49,110   (15,598)
Change in unrealized gains (losses).................   (10,250)   10,035        677     2,000    39,914    (5,046)
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...    51,793    33,258     64,352     7,307    82,277   (21,852)
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        --        --         --        --        --        --
Benefit payments....................................        --        --         --        --        --        --
Payments on termination.............................   (72,703)   (2,790)    (5,520)   (6,255)  (31,136)  (14,288)
Contract Maintenance Charge.........................       (35)     (132)      (107)     (278)     (473)       --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (109,861)   57,412   (578,460)  598,068    86,152   336,690
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (182,599)   54,490   (584,087)  591,535    54,543   322,402
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (130,806)   87,748   (519,735)  598,842   136,820   300,550
NET ASSETS AT BEGINNING OF PERIOD...................   453,772   366,024    601,181     2,339   300,550        --
                                                     ---------  --------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 322,966  $453,772  $  81,446  $601,181  $437,370  $300,550
                                                     =========  ========  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    37,384    33,023     62,166       265    27,241        --
       Units issued.................................     2,253    21,830     46,930   134,051    81,284    66,596
       Units redeemed...............................   (16,161)  (17,469)  (101,892)  (72,150)  (74,973)  (39,355)
                                                     ---------  --------  ---------  --------  --------  --------
    Units outstanding at end of period..............    23,476    37,384      7,204    62,166    33,552    27,241
                                                     =========  ========  =========  ========  ========  ========

--------
(af)For the period beginning January 04, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  ------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH          CLS GROWTH
                                                     PORTFOLIO 2022     ASSET ALLOCATION      ASSET ALLOCATION
                                                     -------------- -----------------------  ------------------
                                                        2011 (B)        2011        2010       2011      2010
                                                     -------------- -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $ (2,206)   $   (73,035) $  (32,645) $ (2,831) $ (2,611)
Net realized gains (losses).........................       2,685        156,595      42,451    18,105    14,180
Change in unrealized gains (losses).................      21,651       (462,239)    599,534   (28,502)   20,987
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from operations...      22,130       (378,679)    609,340   (13,228)   32,556
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................          --        153,099     119,002     4,500     5,700
Benefit payments....................................          --             --          --        --        --
Payments on termination.............................      (1,535)      (398,037)   (149,266)  (28,917)   (2,233)
Contract Maintenance Charge.........................          --        (17,663)    (15,640)     (401)     (469)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     612,501       (519,619)    268,260   (23,088)   99,775
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     610,966       (782,220)    222,356   (47,906)  102,773
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     633,096     (1,160,899)    831,696   (61,134)  135,329
NET ASSETS AT BEGINNING OF PERIOD...................          --      6,495,836   5,664,140   316,562   181,233
                                                        --------    -----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD.........................    $633,096    $ 5,334,937  $6,495,836  $255,428  $316,562
                                                        ========    ===========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --        708,337     689,074    33,273    21,556
       Units issued.................................      67,679        221,031     190,782     8,137    20,570
       Units redeemed...............................     (15,125)      (322,552)   (171,519)  (13,585)   (8,853)
                                                        --------    -----------  ----------  --------  --------
    Units outstanding at end of period..............      52,554        606,816     708,337    27,825    33,273
                                                        ========    ===========  ==========  ========  ========

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  ----------------  ----------------
                                                               AST                  AST               AST
                                                          CLS MODERATE            COHEN &          FEDERATED
                                                        ASSET ALLOCATION       STEERS REALTY   AGGRESSIVE GROWTH
                                                     ----------------------  ----------------  ----------------
                                                        2011        2010       2011     2010     2011     2010
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (20,713) $  (17,353) $  (380) $    72  $  (169) $  (155)
Net realized gains (losses).........................     79,394      32,447     (160)    (614)    (151)    (112)
Change in unrealized gains (losses).................   (132,101)    149,458    2,543    9,122   (3,230)   3,444
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...    (73,420)    164,552    2,003    8,580   (3,550)   3,177
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     10,004          --       --       --       --       --
Benefit payments....................................         --          --       --       --       --       --
Payments on termination.............................    (32,704)    (15,308)    (302)    (937)    (777)    (571)
Contract Maintenance Charge.........................     (5,045)     (4,969)     (30)     (28)     (16)     (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (109,075)     29,306     (103)    (107)   8,430     (440)
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (136,820)      9,029     (435)  (1,072)   7,637   (1,021)
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (210,240)    173,581    1,568    7,508    4,087    2,156
NET ASSETS AT BEGINNING OF PERIOD...................  1,823,388   1,649,807   40,910   33,402   13,207   11,051
                                                     ----------  ----------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,613,148  $1,823,388  $42,478  $40,910  $17,294  $13,207
                                                     ==========  ==========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    185,293     184,728    4,148    4,290    1,370    1,498
       Units issued.................................     24,184      25,435       51      419    1,060      121
       Units redeemed...............................    (39,870)    (24,870)     (95)    (561)    (337)    (249)
                                                     ----------  ----------  -------  -------  -------  -------
    Units outstanding at end of period..............    169,607     185,293    4,104    4,148    2,093    1,370
                                                     ==========  ==========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------   ----------------------  ------------------------
                                                   AST                    AST                      AST
                                              FI PYRAMIS(R)           FIRST TRUST          FIRST TRUST CAPITAL
                                           ASSET ALLOCATION (C)     BALANCED TARGET        APPRECIATION TARGET
                                           ------------------   ----------------------  ------------------------
                                             2011       2010       2011        2010         2011         2010
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (2,781)  $ (2,432) $    1,622  $   (1,264) $   (74,990) $   (92,075)
Net realized gains (losses)...............   20,552      7,868     140,110      90,270      264,099       64,272
Change in unrealized gains (losses).......  (34,121)    16,087    (272,461)    217,257   (1,572,745)   1,746,074
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (16,350)    21,523    (130,729)    306,263   (1,383,636)   1,718,271
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --      1,200      52,591      71,242       84,740       39,025
Benefit payments..........................       --         --          --          --           --           --
Payments on termination...................     (408)      (302)   (159,534)    (81,936)    (327,864)    (195,349)
Contract Maintenance Charge...............   (1,193)    (1,150)     (9,757)     (8,742)     (48,254)     (40,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (40,481)    (5,690)   (553,248)    215,056   (3,924,400)   2,929,986
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (42,082)    (5,942)   (669,948)    195,620   (4,215,778)   2,732,825
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (58,432)    15,581    (800,677)    501,883   (5,599,414)   4,451,096
NET ASSETS AT BEGINNING OF
 PERIOD...................................  233,692    218,111   3,181,390   2,679,507   14,890,287   10,439,191
                                           --------   --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $175,260   $233,692  $2,380,713  $3,181,390  $ 9,290,873  $14,890,287
                                           ========   ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   23,323     24,305     344,920     327,014    1,669,139    1,369,319
       Units issued.......................    9,484      6,464      98,935     141,106      619,394    1,021,833
       Units redeemed.....................  (14,601)    (7,446)   (177,362)   (123,200)  (1,155,840)    (722,013)
                                           --------   --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   18,206     23,323     266,493     344,920    1,132,693    1,669,139
                                           ========   ========  ==========  ==========  ===========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED         ADVANCED            ADVANCED
                                                      SERIES TRUST     SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------  ------------------
                                                           AST              AST                 AST
                                                         GLOBAL        GOLDMAN SACHS       GOLDMAN SACHS
                                                       REAL ESTATE   CONCENTRATED GROWTH LARGE-CAP VALUE (D)
                                                     --------------  ------------------  ------------------
                                                      2011    2010      2011      2010     2011      2010
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   13  $    9  $  (596)  $  (526)  $   (78)  $    22
Net realized gains (losses).........................     40     303      139        60       (79)      (99)
Change in unrealized gains (losses).................   (272)    (75)  (2,419)    4,619    (1,009)    1,797
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from operations...   (219)    237   (2,876)    4,153    (1,166)    1,720
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --    1,100     1,005        --        --
Benefit payments....................................     --      --       --        --        --        --
Payments on termination.............................   (256)   (827)      --        --        --        --
Contract Maintenance Charge.........................    (14)     (2)     (41)      (40)      (12)      (13)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (91)  1,849    3,798       216        --        --
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.......................................   (361)  1,020    4,857     1,181       (12)      (13)
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS...................   (580)  1,257    1,981     5,334    (1,178)    1,707
NET ASSETS AT BEGINNING OF PERIOD...................  2,764   1,507   50,686    45,352    16,971    15,264
                                                     ------  ------  -------   -------   -------   -------
NET ASSETS AT END OF PERIOD......................... $2,184  $2,764  $52,667   $50,686   $15,793   $16,971
                                                     ======  ======  =======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    287     184    5,125     4,994     2,174     2,175
       Units issued.................................     54     198      524       140        --        --
       Units redeemed...............................    (99)    (95)     (30)       (9)       (2)       (1)
                                                     ------  ------  -------   -------   -------   -------
    Units outstanding at end of period..............    242     287    5,619     5,125     2,172     2,174
                                                     ======  ======  =======   =======   =======   =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS           AST
                                                       MID-CAP GROWTH    SMALL-CAP VALUE      HIGH YIELD
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (651) $   (648) $   (43) $   (26) $  1,658  $    452
Net realized gains (losses).........................   2,530    (2,400)  (1,274)  (1,236)    4,235     1,538
Change in unrealized gains (losses).................  (3,992)   10,254       27      720    (4,548)    3,447
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...  (2,113)    7,206   (1,290)    (542)    1,345     5,437
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --     1,100     1,005
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................      --   (14,460)      --       --    (2,614)  (14,819)
Contract Maintenance Charge.........................     (16)      (15)     (27)      (1)      (49)      (52)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (121)      172    1,144    3,092   (53,616)   60,477
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (137)  (14,303)   1,117    3,091   (55,179)   46,611
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,250)   (7,097)    (173)   2,549   (53,834)   52,048
NET ASSETS AT BEGINNING OF PERIOD...................  49,756    56,853    5,171    2,622    87,102    35,054
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $47,506  $ 49,756  $ 4,998  $ 5,171  $ 33,268  $ 87,102
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,450     6,004      431      273     7,501     3,369
       Units issued.................................       2       348      813    1,408        96     5,518
       Units redeemed...............................     (15)   (1,902)    (827)  (1,250)   (4,795)   (1,386)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   4,437     4,450      417      431     2,802     7,501
                                                     =======  ========  =======  =======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ------------------  -------------------
                                                             AST                 AST
                                                       HORIZON GROWTH     HORIZON MODERATE          AST
                                                      ASSET ALLOCATION    ASSET ALLOCATION   INTERNATIONAL GROWTH
                                                     ------------------  ------------------  -------------------
                                                       2011      2010      2011      2010       2011      2010
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (1,588) $ (1,764) $ (4,844) $ (4,882) $  (316)  $   (550)
Net realized gains (losses).........................   10,204     8,797    41,194    14,389     (488)    (6,036)
Change in unrealized gains (losses).................  (14,329)    2,618   (53,927)   36,324   (6,920)    11,101
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from operations...   (5,713)    9,651   (17,577)   45,831   (7,724)     4,515
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --        --     3,891       --         --
Benefit payments....................................       --        --        --        --       --         --
Payments on termination.............................   (6,863)   (9,769)  (10,453)   (4,806)  (2,427)   (20,365)
Contract Maintenance Charge.........................     (652)     (596)   (2,260)   (2,185)     (38)       (45)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    4,435      (541)  (57,472)   22,578    1,744     (3,857)
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (3,080)  (10,906)  (70,185)   19,478     (721)   (24,267)
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (8,793)   (1,255)  (87,762)   65,309   (8,445)   (19,752)
NET ASSETS AT BEGINNING OF PERIOD...................  138,205   139,460   557,257   491,948   55,280     75,032
                                                     --------  --------  --------  --------  -------   --------
NET ASSETS AT END OF PERIOD......................... $129,412  $138,205  $469,495  $557,257  $46,835   $ 55,280
                                                     ========  ========  ========  ========  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,798    15,624    54,568    53,015    6,707     10,299
       Units issued.................................    5,342     9,804    12,604    13,810      723        322
       Units redeemed...............................   (5,950)  (11,630)  (20,340)  (12,257)    (821)    (3,914)
                                                     --------  --------  --------  --------  -------   --------
    Units outstanding at end of period..............   13,190    13,798    46,832    54,568    6,609      6,707
                                                     ========  ========  ========  ========  =======   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED               ADVANCED             ADVANCED
                                                    SERIES TRUST           SERIES TRUST         SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  -----------------------  -------------------
                                                                               AST                   AST
                                                         AST                INVESTMENT            JPMORGAN
                                                 INTERNATIONAL VALUE        GRADE BOND        INTERNATIONAL EQUITY
                                                 ------------------  -----------------------  -------------------
                                                   2011      2010       2011         2010        2011       2010
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $     27  $   (342) $  110,996  $   129,054  $  (158)   $  (129)
Net realized gains (losses).....................     (798)   (5,326)    255,402      963,042      (35)    (3,174)
Change in unrealized gains (losses).............   (9,316)   11,677     (37,663)    (524,306)  (5,098)     5,581
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (10,087)    6,009     328,735      567,790   (5,291)     2,278
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --          --           --       --         --
Benefit payments................................       --        --          --           --       --         --
Payments on termination.........................   (2,905)  (12,795)    (52,312)     (68,474)      --     (9,185)
Contract Maintenance Charge.....................      (38)      (40)    (33,690)     (35,802)      (6)       (13)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       --        (1)  7,485,188   (3,637,475)      --      2,431
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................   (2,943)  (12,836)  7,399,186   (3,741,751)      (6)    (6,767)
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,030)   (6,827)  7,727,921   (3,173,961)  (5,297)    (4,489)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   76,697    83,524   2,029,627    5,203,588   50,145     54,634
                                                 --------  --------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 63,667  $ 76,697  $9,757,548  $ 2,029,627  $44,848    $50,145
                                                 ========  ========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,365    11,176     156,919      439,245    5,948      6,827
       Units issued.............................       --        --   1,281,794      737,213       --      1,605
       Units redeemed...........................     (358)   (1,811)   (757,833)  (1,019,539)      (1)    (2,484)
                                                 --------  --------  ----------  -----------   -------   -------
    Units outstanding at end of period..........    9,007     9,365     680,880      156,919    5,947      5,948
                                                 ========  ========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -------------   --------------------
                                                               AST                                  AST
                                                       JPMORGAN STRATEGIC         AST           LORD ABBETT
                                                        OPPORTUNITIES (E)    LARGE-CAP VALUE CORE FIXED INCOME (F)
                                                     ----------------------  -------------   --------------------
                                                        2011        2010     2011     2010     2011       2010
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (24,855) $  (41,496) $ --   $     2  $   266    $  2,728
Net realized gains (losses).........................    111,504      49,492    (3)   (5,219)     452        (299)
Change in unrealized gains (losses).................   (173,366)    166,275   (28)    5,208    3,635       3,590
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from operations...    (86,717)    174,271   (31)       (9)   4,353       6,019
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      3,137      28,001    --        --       --          --
Benefit payments....................................         --          --    --        --       --          --
Payments on termination.............................   (127,629)    (88,439)   --        --   (5,770)    (13,621)
Contract Maintenance Charge.........................    (14,637)    (14,207)   (1)       (1)     (25)        (25)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (461,202)    262,682    (1)   (6,909)      --        (536)
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (600,331)    188,037    (2)   (6,910)  (5,795)    (14,182)
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (687,048)    362,308   (33)   (6,919)  (1,442)     (8,163)
NET ASSETS AT BEGINNING OF PERIOD...................  3,765,891   3,403,583   595     7,514   50,531      58,694
                                                     ----------  ----------  ----   -------   -------   --------
NET ASSETS AT END OF PERIOD......................... $3,078,843  $3,765,891  $562   $   595  $49,089    $ 50,531
                                                     ==========  ==========  ====   =======   =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    377,732     360,640    81     1,157    4,292       5,584
       Units issued.................................     85,118     121,897    --        --       --          52
       Units redeemed...............................   (149,880)   (104,805)   --    (1,076)    (461)     (1,344)
                                                     ----------  ----------  ----   -------   -------   --------
    Units outstanding at end of period..............    312,970     377,732    81        81    3,831       4,292
                                                     ==========  ==========  ====   =======   =======   ========

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------  ----------------  ----------------
                                                            AST
                                                          MARSICO              AST               AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY    MFS GROWTH
                                                     -----------------  ----------------  ----------------
                                                       2011     2010      2011     2010     2011     2010
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (967) $   (600) $  (318) $  (279) $  (120) $  (152)
Net realized gains (losses).........................      18    (3,958)     (48)  (1,742)     191      (18)
Change in unrealized gains (losses).................    (900)   15,680   (1,407)   5,847     (289)   1,820
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...  (1,849)   11,122   (1,773)   3,826     (218)   1,650
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --       --       --
Benefit payments....................................      --        --       --       --       --       --
Payments on termination.............................    (630)  (12,651)      --   (5,353)  (1,458)  (1,374)
Contract Maintenance Charge.........................     (19)      (19)     (10)     (10)     (14)     (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     1,444       --       --       --       --
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (648)  (11,226)     (10)  (5,363)  (1,472)  (1,389)
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (2,497)     (104)  (1,783)  (1,537)  (1,690)     261
NET ASSETS AT BEGINNING OF PERIOD...................  76,574    76,678   41,110   42,647   15,981   15,720
                                                     -------  --------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $74,077  $ 76,574  $39,327  $41,110  $14,291  $15,981
                                                     =======  ========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,457     9,969    4,196    4,816    1,716    1,882
       Units issued.................................      --       404       --       --       --       --
       Units redeemed...............................     (72)   (1,916)      (2)    (620)    (154)    (166)
                                                     -------  --------  -------  -------  -------  -------
    Units outstanding at end of period..............   8,385     8,457    4,194    4,196    1,562    1,716
                                                     =======  ========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED            ADVANCED
                                                       SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------------  ----------------
                                                                                                     AST
                                                        AST MID-CAP          AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET         LSV MID-CAP VALUE
                                                     ----------------  ---------------------  ----------------
                                                       2011     2010      2011       2010       2011     2010
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (335) $  (298) $  (7,518) $  (11,284) $  (170) $   (45)
Net realized gains (losses).........................     124     (176)        --          --      175     (354)
Change in unrealized gains (losses).................  (1,701)   7,059         (0)         --   (1,376)   7,373
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (1,912)   6,585     (7,518)    (11,284)  (1,371)   6,974
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --      40,526       --       --
Benefit payments....................................      --       --   (447,814)   (332,423)      --       --
Payments on termination.............................      --       --       (745)    (28,720)  (2,400)  (2,056)
Contract Maintenance Charge.........................     (15)     (14)      (192)       (247)     (28)     (27)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      680    102,069    (144,921)    (202)    (649)
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (15)     666   (346,682)   (465,785)  (2,630)  (2,732)
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (1,927)   7,251   (354,200)   (477,069)  (4,001)   4,242
NET ASSETS AT BEGINNING OF PERIOD...................  39,443   32,192    772,502   1,249,571   38,199   33,957
                                                     -------  -------  ---------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $37,516  $39,443  $ 418,302  $  772,502  $34,198  $38,199
                                                     =======  =======  =========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,975    3,952     77,091     123,460    3,949    4,276
       Units issued.................................      --      720      8,789      55,057      224      171
       Units redeemed...............................      (1)    (697)   (43,252)   (101,426)    (498)    (498)
                                                     -------  -------  ---------  ----------  -------  -------
    Units outstanding at end of period..............   3,974    3,975     42,628      77,091    3,675    3,949
                                                     =======  =======  =========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED          ADVANCED
                                                       SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ---------------  -----------------
                                                                                               AST
                                                            AST              AST            PARAMETRIC
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN  EMERGING MARKETS
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH       EQUITY
                                                     ----------------  ---------------  -----------------
                                                       2011     2010   2011 (G)  2010     2011      2010
                                                     -------  -------  -------- ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (404) $  (354) $   (36) $  (93) $   (195) $  (289)
Net realized gains (losses).........................     409     (835)   1,855     (22)     (386)   3,517
Change in unrealized gains (losses).................      99    8,091     (883)  1,348    (6,898)   2,174
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from operations...     104    6,902      936   1,233    (7,479)   5,402
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --      --        --       --
Benefit payments....................................      --       --       --      --        --       --
Payments on termination.............................    (789)  (5,289)      --      --    (8,796)  (2,440)
Contract Maintenance Charge.........................     (10)     (10)      --      (6)     (116)     (95)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (245)    (579)  (8,621)   (292)      565    6,597
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,044)  (5,878)  (8,621)   (298)   (8,347)   4,062
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    (940)   1,024   (7,685)    935   (15,826)   9,464
NET ASSETS AT BEGINNING OF PERIOD...................  32,526   31,502    7,685   6,750    37,109   27,645
                                                     -------  -------  -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $31,586  $32,526  $    --  $7,685  $ 21,283  $37,109
                                                     =======  =======  =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,381    4,161      841     876     3,368    3,016
       Units issued.................................     220      176       18      79     1,025    2,699
       Units redeemed...............................    (333)    (956)    (859)   (114)   (1,941)  (2,347)
                                                     -------  -------  -------  ------  --------  -------
    Units outstanding at end of period..............   3,268    3,381       --     841     2,452    3,368
                                                     =======  =======  =======  ======  ========  =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED            ADVANCED               ADVANCED
                                                    SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ------------------  -----------------------
                                                         AST                 AST
                                                        PIMCO               PIMCO                  AST
                                                  LIMITED MATURITY      TOTAL RETURN           PRESERVATION
                                                        BOND                BOND             ASSET ALLOCATION
                                                 ------------------  ------------------  -----------------------
                                                   2011      2010      2011      2010       2011         2010
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (390) $  1,480  $    (64) $   (559) $  (57,171) $   (15,748)
Net realized gains (losses).....................    1,409    (2,790)   14,238     9,501     257,762      337,897
Change in unrealized gains (losses).............       75     5,059    (8,584)   13,194    (242,045)     418,793
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    1,094     3,749     5,590    22,136     (41,454)     740,942
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --        --        --     176,581        2,594
Benefit payments................................       --        --        --        --          --           --
Payments on termination.........................   (7,000)  (52,945)   (2,273)  (21,737)   (376,648)    (650,220)
Contract Maintenance Charge.....................      (64)      (66)      (85)      (96)    (29,186)     (30,588)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)    3,019      (151)   (4,880)    109,854     (530,290)
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,065)  (49,992)   (2,509)  (26,713)   (119,399)  (1,208,504)
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (5,971)  (46,243)    3,081    (4,577)   (160,853)    (467,562)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  113,722   159,965   407,721   412,298   8,337,288    8,804,850
                                                 --------  --------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD..................... $107,751  $113,722  $410,802  $407,721  $8,176,435  $ 8,337,288
                                                 ========  ========  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,845    14,212    33,053    35,360     778,583      895,044
       Units issued.............................       --       311       221     4,427     179,226      125,024
       Units redeemed...........................     (611)   (4,678)     (420)   (6,734)   (189,425)    (241,485)
                                                 --------  --------  --------  --------  ----------  -----------
    Units outstanding at end of period..........    9,234     9,845    32,854    33,053     768,384      778,583
                                                 ========  ========  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED            ADVANCED           ADVANCED
                                                       SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -------------------   --------------
                                                            AST                AST
                                                          QMA US       SCHRODERS MULTI-ASSET       AST
                                                       EQUITY ALPHA      WORLD STRATEGIES    SMALL-CAP GROWTH
                                                     ----------------  -------------------   --------------
                                                       2011     2010      2011       2010     2011     2010
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (167) $  (164) $   1,058   $ (6,833) $  (36)  $  (25)
Net realized gains (losses).........................     348     (154)    43,148     24,709     101      166
Change in unrealized gains (losses).................     327    3,678   (109,998)    54,863    (171)     582
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from operations...     508    3,360    (65,792)    72,739    (106)     723
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        319     42,337      --       --
Benefit payments....................................      --       --         --         --      --       --
Payments on termination.............................      --   (2,359)   (40,142)   (20,329)     --       --
Contract Maintenance Charge.........................     (13)     (12)    (4,232)    (4,051)     (3)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (357)  (1,427)   (80,486)   (74,665)    (14)    (277)
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................    (370)  (3,798)  (124,541)   (56,708)    (17)    (280)
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................     138     (438)  (190,333)    16,031    (123)     443
NET ASSETS AT BEGINNING OF PERIOD...................  28,675   29,113    812,854    796,823   2,908    2,465
                                                     -------  -------  ---------   --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $28,813  $28,675  $ 622,521   $812,854  $2,785   $2,908
                                                     =======  =======  =========   ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,550    4,096     82,234     88,820     257      294
       Units issued.................................     350      272     41,583     11,630     102       53
       Units redeemed...............................    (409)    (818)   (57,571)   (18,216)   (108)     (90)
                                                     -------  -------  ---------   --------  ------   ------
    Units outstanding at end of period..............   3,491    3,550     66,246     82,234     251      257
                                                     =======  =======  =========   ========  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                 AST                  AST
                                                            AST             T. ROWE PRICE        T. ROWE PRICE
                                                      SMALL-CAP VALUE     ASSET ALLOCATION     EQUITY INCOME (H)
                                                     ----------------  ----------------------  -----------------
                                                       2011     2010      2011        2010       2011     2010
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (256) $  (267) $  (32,911) $  (33,105) $  (317) $   (162)
Net realized gains (losses).........................     496      274     182,088      77,342     (310)   (5,544)
Change in unrealized gains (losses).................  (2,629)   6,617    (212,025)    436,118     (882)    9,650
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...  (2,389)   6,624     (62,848)    480,355   (1,509)    3,944
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --       2,137     297,198       --        --
Benefit payments....................................      --       --          --          --       --        --
Payments on termination.............................    (842)    (603)   (116,679)   (255,217)  (1,254)  (12,278)
Contract Maintenance Charge.........................     (19)     (19)    (10,737)     (9,902)     (11)      (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (164)    (339)   (503,436)    222,959       --     2,902
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,025)    (961)   (628,715)    255,038   (1,265)   (9,387)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (3,414)   5,663    (691,563)    735,393   (2,774)   (5,443)
NET ASSETS AT BEGINNING OF PERIOD...................  33,520   27,857   5,927,009   5,191,616   46,371    51,814
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $30,106  $33,520  $5,235,446  $5,927,009  $43,597  $ 46,371
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,279    3,387     595,277     571,535    6,324     7,834
       Units issued.................................     108      108     149,186     168,815       --       895
       Units redeemed...............................    (212)    (216)   (220,638)   (145,073)    (169)   (2,405)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,175    3,279     523,825     595,277    6,155     6,324
                                                     =======  =======  ==========  ==========  =======  ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL           LARGE-CAP        T. ROWE PRICE
                                                            BOND             GROWTH        NATURAL RESOURCES
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ 1,159  $  1,463  $  (440) $  (486) $ (1,121) $ (1,171)
Net realized gains (losses).........................     683      (590)     224      130    (1,146)   (7,711)
Change in unrealized gains (losses).................     707     2,971     (815)   4,144   (21,080)   28,652
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   2,549     3,844   (1,031)   3,788   (23,347)   19,770
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --    12,060       502
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................  (2,245)  (24,892)      --       --    (3,864)  (13,575)
Contract Maintenance Charge.........................     (55)      (63)     (17)     (16)      (67)      (72)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (77)    3,306      (17)  (9,403)    5,195   (13,236)
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,377)  (21,649)     (34)  (9,419)   13,324   (26,381)
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     172   (17,805)  (1,065)  (5,631)  (10,023)   (6,611)
NET ASSETS AT BEGINNING OF PERIOD...................  94,787   112,592   32,964   38,595   124,004   130,615
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $94,959  $ 94,787  $31,899  $32,964  $113,981  $124,004
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,040     9,952    3,221    4,313    12,348    15,440
       Units issued.................................      40       466      118       61     3,336     1,771
       Units redeemed...............................    (236)   (2,378)    (126)  (1,153)   (2,163)   (4,863)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   7,844     8,040    3,213    3,221    13,521    12,348
                                                     =======  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED              ADVANCED           ADVANCED
                                                        SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------------  ------------
                                                                                FRANKLIN
                                                       AST WELLINGTON         TEMPLETON VIP
                                                         MANAGEMENT          FOUNDING FUNDS         PROFUND
                                                      HEDGED EQUITY (I)        ALLOCATION        VP FINANCIALS
                                                     ------------------  ----------------------  ------------
                                                       2011      2010       2011        2010      2011   2010
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (1,397) $ (1,122) $  (42,323) $   23,271  $  (33) $ (5)
Net realized gains (losses).........................    1,133       274     173,785     134,227      (3)   --
Change in unrealized gains (losses).................   (5,653)   13,798    (312,220)     59,702    (358)    3
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from operations...   (5,917)   12,950    (180,758)    217,200    (394)   (2)
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --        --      15,382      47,303     550   502
Benefit payments....................................       --        --          --          --      --    --
Payments on termination.............................   (1,365)       --    (187,567)    (70,679)     --    --
Contract Maintenance Charge.........................      (57)      (59)    (16,653)    (16,662)     (1)   --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (67)   (6,072)   (516,494)     (2,214)  2,033     1
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from contract
 transactions.......................................   (1,489)   (6,131)   (705,332)    (42,252)  2,582   503
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS...................   (7,406)    6,819    (886,090)    174,948   2,188   501
NET ASSETS AT BEGINNING OF PERIOD...................  113,872   107,053   3,274,217   3,099,269     501    --
                                                     --------  --------  ----------  ----------  ------  ----
NET ASSETS AT END OF PERIOD......................... $106,466  $113,872  $2,388,127  $3,274,217  $2,689  $501
                                                     ========  ========  ==========  ==========  ======  ====
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,556    14,383     352,994     363,140      77    --
       Units issued.................................    1,400     1,187     117,776     174,265     408    77
       Units redeemed...............................   (1,623)   (2,014)   (205,064)   (184,411)     --    --
                                                     --------  --------  ----------  ----------  ------  ----
    Units outstanding at end of period..............   13,333    13,556     265,706     352,994     485    77
                                                     ========  ========  ==========  ==========  ======  ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    ADVANCED        ADVANCED       ADVANCED
                                                                  SERIES TRUST    SERIES TRUST   SERIES TRUST
                                                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                  ------------   --------------  --------------
                                                                                     PROFUND       PROFUND
                                                                     PROFUND       VP MID-CAP      VP TELE-
                                                                  VP HEALTH CARE      VALUE      COMMUNICATIONS
                                                                  ------------   --------------  --------------
                                                                   2011    2010   2011    2010    2011    2010
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..................................... $  (30)  $ (5) $  (57) $  (46) $   41   $ 10
Net realized gains (losses)......................................      2     (2)     34      26       1     --
Change in unrealized gains (losses)..............................    226     (5)   (208)    701       1     87
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from operations................    198    (12)   (231)    681      43     97
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................    550    502      --      --     550    502
Benefit payments.................................................     --     --      --      --      --     --
Payments on termination..........................................     --     --      --      --      --     --
Contract Maintenance Charge......................................     (1)    --     (10)     (9)     (1)    --
Transfers among the sub-accounts and with the Fixed Account--net.  2,055     --      --      --   1,941      1
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from contract transactions.....  2,604    502     (10)     (9)  2,490    503
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS................................  2,802    490    (241)    672   2,533    600
NET ASSETS AT BEGINNING OF PERIOD................................    491      1   4,327   3,655     600     --
                                                                  ------   ----  ------  ------  ------   ----
NET ASSETS AT END OF PERIOD...................................... $3,293   $491  $4,086  $4,327  $3,133   $600
                                                                  ======   ====  ======  ======  ======   ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     49     --     437     438      68     --
       Units issued..............................................    255     49      --      --     288     68
       Units redeemed............................................      1     --      (1)     (1)     --     --
                                                                  ------   ----  ------  ------  ------   ----
    Units outstanding at end of period...........................    305     49     436     437     356     68
                                                                  ======   ====  ======  ======  ======   ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                     ALLIANCE                   ALLIANCE
                                               ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             SERIES TRUST       PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                           ----------------  ------------------------  --------------------------
                                                PROFUND              ALLIANCE            ALLIANCE BERNSTEIN VPS
                                             VP UTILITIES      BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                           ----------------  ------------------------  --------------------------
                                             2011     2010       2011         2010         2011          2010
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   464  $   461  $  (412,028) $  (426,647) $   (375,760) $ (1,197,887)
Net realized gains (losses)...............     293      270      794,789        5,846    (3,254,801)   (4,465,873)
Change in unrealized gains (losses).......   6,158    1,830     (444,175)   3,591,488     6,661,474    13,071,892
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...............................   6,915    2,561      (61,414)   3,170,687     3,030,913     7,408,132
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       26,052        2,368        13,229        96,413
Benefit payments..........................      --       --     (595,284)    (506,687)   (2,082,472)   (1,593,608)
Payments on termination...................  (1,071)  (3,789)  (3,197,043)  (2,686,086)   (8,247,752)   (6,115,684)
Contract Maintenance Charge...............     (27)     (26)     (60,439)     (71,912)      (84,596)      (97,107)
Transfers among the sub-accounts and with
 the Fixed Account--net...................       1   16,614   (1,017,086)  (1,131,161)   (5,752,115)   (2,627,279)
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (1,097)  12,799   (4,843,800)  (4,393,478)  (16,153,706)  (10,337,265)
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   5,818   15,360   (4,905,214)  (1,222,791)  (13,122,793)   (2,929,133)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  44,062   28,702   27,157,575   28,380,366    73,511,275    76,440,408
                                           -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD............... $49,880  $44,062  $22,252,361  $27,157,575  $ 60,388,482  $ 73,511,275
                                           =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,357    3,642    2,945,967    3,442,288     6,809,249     7,865,531
       Units issued.......................      --    2,193       84,667       68,292       173,750       168,461
       Units redeemed.....................    (119)    (478)    (636,874)    (564,613)   (1,579,681)   (1,224,743)
                                           -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period....   5,238    5,357    2,393,760    2,945,967     5,403,318     6,809,249
                                           =======  =======  ===========  ===========  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               ALLIANCE                  ALLIANCE                  ALLIANCE
                                          BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                          PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                        ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                          INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                       ------------------------  ------------------------  ------------------------
                                           2011         2010         2011         2010         2011         2010
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   392,248  $   195,133  $  (300,393) $  (288,453) $  (318,065) $  (350,180)
Net realized gains (losses)...........  (1,074,573)  (1,561,063)     514,708       15,680      414,516     (142,595)
Change in unrealized gains
 (losses).............................  (3,045,290)   1,965,294   (1,035,026)   1,730,774   (2,382,958)   6,055,299
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (3,727,615)     599,364     (820,711)   1,458,001   (2,286,507)   5,562,524
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,738        3,407       14,700        5,942       15,689       80,140
Benefit payments......................    (425,476)    (392,236)    (438,015)    (443,764)    (243,293)    (400,828)
Payments on termination...............  (2,675,868)  (2,451,057)  (2,020,544)  (2,263,247)  (3,517,449)  (3,300,360)
Contract Maintenance Charge...........     (79,708)    (101,318)     (19,346)     (23,689)     (92,072)    (119,653)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   1,294,197      418,758     (563,766)    (528,037)  (1,013,765)    (798,694)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,881,117)  (2,522,446)  (3,026,971)  (3,252,795)  (4,850,890)  (4,539,395)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,608,732)  (1,923,082)  (3,847,682)  (1,794,794)  (7,137,397)   1,023,129
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,933,861   22,856,943   20,928,601   22,723,395   26,111,672   25,088,543
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $15,325,129  $20,933,861  $17,080,919  $20,928,601  $18,974,275  $26,111,672
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,052,069    2,299,100    2,883,560    3,398,290    1,262,619    1,511,438
       Units issued...................     268,157      278,976      110,249      116,188       42,115       60,898
       Units redeemed.................    (424,712)    (526,007)    (523,655)    (630,918)    (283,024)    (309,717)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,895,514    2,052,069    2,470,154    2,883,560    1,021,710    1,262,619
                                       ===========  ===========  ===========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2011        2010       2011     2010     2011   2010 (AG)
                                                     ----------  ----------  -------  --------  ------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (8,399) $    2,108  $    48  $     36  $   (3)  $   41
Net realized gains (losses).........................   (135,933)   (147,462)     (51)   (1,893)      8        2
Change in unrealized gains (losses).................     56,699     335,781      395     2,816    (654)     636
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from operations...    (87,633)    190,427      392       959    (649)     679
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --          --       --        --      --       --
Benefit payments....................................    (85,600)    (18,368)      --        --      --       --
Payments on termination.............................   (261,184)   (220,092)    (684)     (617)     --       --
Contract Maintenance Charge.........................     (6,771)     (9,703)      --        --      (4)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (214,227)   (102,245)      --    (9,521)     --    4,210
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (567,782)   (350,408)    (684)  (10,138)     (4)   4,206
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (655,415)   (159,981)    (292)   (9,179)   (653)   4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,097,886   2,257,867   10,650    19,829   4,885       --
                                                     ----------  ----------  -------  --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,442,471  $2,097,886  $10,358  $ 10,650  $4,232   $4,885
                                                     ==========  ==========  =======  ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    231,115     272,285      688     1,410     322       --
       Units issued.................................      9,139      11,015       --        --      --      322
       Units redeemed...............................    (72,783)    (52,185)     (43)     (722)     --       --
                                                     ----------  ----------  -------  --------  ------   ------
    Units outstanding at end of period..............    167,471     231,115      645       688     322      322
                                                     ==========  ==========  =======  ========  ======   ======

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND        INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE          DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND      VIF GROWTH & INCOME
                                                     -------------------  -------------------  ------------------
                                                       2011       2010      2011       2010      2011      2010
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (75)   $   (97)  $  1,897  $   1,715  $   (246) $   (270)
Net realized gains (losses).........................   1,518     (2,520)     5,617      2,100    (2,439)   (3,300)
Change in unrealized gains (losses).................  (2,018)     4,619     (7,207)    58,302      (803)   22,524
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from operations...    (575)     2,002        307     62,117    (3,488)   18,954
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --         --         --        --        --
Benefit payments....................................      --         --     (6,902)    (2,620)   (4,524)       --
Payments on termination.............................  (3,792)        --    (10,390)   (97,679)  (30,153)  (14,743)
Contract Maintenance Charge.........................      (9)        (9)      (344)      (386)      (98)     (106)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       6     (8,159)   (13,336)   (16,102)       47      (170)
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,795)    (8,168)   (30,972)  (116,787)  (34,728)  (15,019)
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (4,370)    (6,166)   (30,665)   (54,670)  (38,216)    3,935
NET ASSETS AT BEGINNING OF PERIOD...................  18,353     24,519    472,436    527,106   125,793   121,858
                                                      -------   -------   --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $13,983    $18,353   $441,771  $ 472,436  $ 87,577  $125,793
                                                      =======   =======   ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,915      2,851     42,099     53,438    11,393    12,829
       Units issued.................................      --         --      3,040      4,568         4        --
       Units redeemed...............................    (515)      (936)    (6,215)   (15,907)   (3,135)   (1,436)
                                                      -------   -------   --------  ---------  --------  --------
    Units outstanding at end of period..............   1,400      1,915     38,924     42,099     8,262    11,393
                                                      =======   =======   ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE        DWS VARIABLE          DWS VARIABLE
                                                    INVESTMENT FUND     INVESTMENT SERIES I    INVESTMENT SERIES I
                                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  -------------------  ----------------------
                                                          VIF                                          DWS
                                                      MONEY MARKET         DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 ---------------------  -------------------  ----------------------
                                                    2011       2010        2011      2010       2011        2010
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (9,598) $  (12,642) $  30,828  $ 19,172  $      271  $    2,578
Net realized gains (losses).....................        --          --    (62,798)  (28,568)     44,860      25,740
Change in unrealized gains (losses).............        --          --     53,772    41,679    (102,810)    135,218
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (9,598)    (12,642)    21,802    32,283     (57,679)    163,536
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       650      71,065         --        --       1,500       1,500
Benefit payments................................   (15,227)    102,051     (4,398)   (2,307)     (1,745)     (4,050)
Payments on termination.........................  (458,625)   (464,271)  (151,273)  (20,950)    (34,388)   (275,523)
Contract Maintenance Charge.....................      (256)       (384)        --        --          --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   356,972     (57,171)   (96,530)   (7,385)   (109,776)     15,902
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (116,486)   (348,710)  (252,201)  (30,642)   (144,409)   (262,171)
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (126,084)   (361,352)  (230,399)    1,641    (202,088)    (98,635)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   702,889   1,064,241    525,945   524,304   1,169,331   1,267,966
                                                 ---------  ----------  ---------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 576,805  $  702,889  $ 295,546  $525,945  $  967,243  $1,169,331
                                                 =========  ==========  =========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    64,599      97,043     37,888    40,060      94,538     118,804
       Units issued.............................    42,450      39,695     47,428    15,665      25,899      10,170
       Units redeemed...........................   (53,586)    (72,139)   (65,025)  (17,837)    (37,952)    (34,436)
                                                 ---------  ----------  ---------  --------  ----------  ----------
    Units outstanding at end of period..........    53,463      64,599     20,291    37,888      82,485      94,538
                                                 =========  ==========  =========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                   INVESTMENT SERIES I   INVESTMENT SERIES I  INVESTMENT SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  -------------------  -------------------
                                                    DWS GLOBAL SMALL        DWS GROWTH AND     DWS INTERNATIONAL
                                                  CAP GROWTH VIP A (J)       INCOME VIP A            VIP A
                                                 ----------------------  -------------------  -------------------
                                                    2011        2010       2011       2010      2011       2010
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9,178  $   (3,655) $  1,847  $   4,261  $  3,673  $   7,215
Net realized gains (losses).....................     11,128        (353)  (25,528)   (46,842)  (13,579)   (58,127)
Change in unrealized gains (losses).............   (151,443)    258,843    19,209     92,058   (51,919)    41,605
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   (131,137)    254,835    (4,472)    49,477   (61,825)    (9,307)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,105       4,880        --         --       480      1,080
Benefit payments................................     (1,696)    (16,182)   (1,965)    (2,232)     (477)    (3,971)
Payments on termination.........................    (34,064)   (176,639)  (25,079)   (75,815)  (22,313)   (69,422)
Contract Maintenance Charge.....................         --          --        --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    125,017     (76,165)   17,914    (24,559)  (12,784)   (57,023)
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................     94,362    (264,106)   (9,130)  (102,606)  (35,094)  (129,336)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (36,775)     (9,271)  (13,602)   (53,129)  (96,919)  (138,643)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,090,612   1,099,883   419,061    472,190   385,446    524,089
                                                 ----------  ----------  --------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $1,053,837  $1,090,612  $405,459  $ 419,061  $288,527  $ 385,446
                                                 ==========  ==========  ========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     42,438      53,809    39,787     50,922    33,909     46,467
       Units issued.............................     14,103       5,517    23,657      6,467        73        161
       Units redeemed...........................    (10,709)    (16,888)  (24,610)   (17,602)   (3,277)   (12,719)
                                                 ----------  ----------  --------  ---------  --------  ---------
    Units outstanding at end of period..........     45,832      42,438    38,834     39,787    30,705     33,909
                                                 ==========  ==========  ========  =========  ========  =========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                  INVESTMENT SERIES II   INVESTMENT SERIES II  INVESTMENT SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                                                  DWS           DWS SMALL MID CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II GROWTH VIP A II (K)
                                                 ----------------------  --------------------  ------------------
                                                    2011        2010        2011       2010      2011       2010
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   11,645  $   34,971  $  (2,093) $  (3,386) $   (736)  $ (2,370)
Net realized gains (losses).....................      6,186        (187)        --         --    23,878    (15,002)
Change in unrealized gains (losses).............    (44,163)    116,215         --         --   (33,303)    96,083
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from
 operations.....................................    (26,332)    150,999     (2,093)    (3,386)  (10,161)    78,711
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --    177,179         --       540        540
Benefit payments................................    (23,070)     (9,756)    (8,369)        --        --     (5,845)
Payments on termination.........................   (119,441)   (317,709)   (24,146)   (15,732)   (8,526)   (62,343)
Contract Maintenance Charge.....................         --          --         --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (88,249)     18,179   (238,875)  (221,971)  (25,609)     9,681
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (230,760)   (309,286)   (94,211)  (237,703)  (33,595)   (57,967)
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (257,092)   (158,287)   (96,304)  (241,089)  (43,756)    20,744
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,442,333   1,600,620    354,957    596,046   367,566    346,822
                                                 ----------  ----------  ---------  ---------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,185,241  $1,442,333  $ 258,653  $ 354,957  $323,810   $367,566
                                                 ==========  ==========  =========  =========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    121,881     149,344     33,575     55,955    31,970     38,752
       Units issued.............................      6,198       3,007     43,434     15,255    25,396      6,275
       Units redeemed...........................    (25,721)    (30,470)   (52,356)   (37,635)  (27,840)   (13,057)
                                                 ----------  ----------  ---------  ---------  --------   --------
    Units outstanding at end of period..........    102,358     121,881     24,653     33,575    29,526     31,970
                                                 ==========  ==========  =========  =========  ========   ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                 FIDELITY VARIABLE
                                                  FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  ----------------------
                                              2011         2010         2011         2010        2011        2010
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (141,129) $  (194,464) $   (23,749) $   (13,195) $    9,867  $    3,384
Net realized gains (losses)..............          --           --       11,478     (264,017)    (26,801)    (74,627)
Change in unrealized gains (losses)......          --           --     (141,592)   1,197,876      12,210     206,521
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    (141,129)    (194,464)    (153,863)     920,664      (4,724)    135,278
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,660        8,683       45,483       36,413       1,396         400
Benefit payments.........................    (410,788)    (836,215)      (1,402)     (62,617)    (32,486)    (75,200)
Payments on termination..................  (2,028,744)  (3,139,727)  (1,060,837)  (1,367,997)   (117,565)   (150,061)
Contract Maintenance Charge..............      (8,270)     (10,219)      (5,208)      (6,066)       (523)       (630)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     160,513     (581,128)    (531,259)    (121,682)    (13,032)    (47,526)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,284,629)  (4,558,606)  (1,553,223)  (1,521,949)   (162,210)   (273,017)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,425,758)  (4,753,070)  (1,707,086)    (601,285)   (166,934)   (137,739)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,241,512   15,994,582    6,551,941    7,153,226   1,087,100   1,224,839
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 8,815,754  $11,241,512  $ 4,844,855  $ 6,551,941  $  920,166  $1,087,100
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     916,815    1,287,483      416,956      526,191      85,799     109,366
       Units issued......................      57,753       52,241       22,229       34,865       2,627       5,258
       Units redeemed....................    (247,833)    (422,909)    (116,944)    (144,100)    (15,380)    (28,825)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period...     726,735      916,815      322,241      416,956      73,046      85,799
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  -----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  -----------------------
                                                    2011        2010        2011        2010         2011        2010
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (32,612) $  (36,613) $   54,987  $   77,438  $    20,460  $   26,091
Net realized gains (losses).....................     44,707    (181,565)    (22,706)    (27,380)     208,663      72,533
Change in unrealized gains (losses).............    (34,590)    867,975      (3,888)     96,864     (160,427)    524,321
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (22,495)    649,797      28,393     146,922       68,696     622,945
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     25,188      27,624       3,735       4,316       20,564      32,893
Benefit payments................................    (37,850)    (12,429)      2,551     (16,937)     (30,443)    (33,939)
Payments on termination.........................   (447,624)   (590,582)   (216,513)   (223,302)    (867,310)   (819,480)
Contract Maintenance Charge.....................     (4,083)     (4,584)       (944)     (1,035)      (3,932)     (4,585)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   (125,137)    (35,485)    (61,019)     34,961     (266,372)     56,869
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (589,506)   (615,456)   (272,190)   (201,997)  (1,147,493)   (768,242)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (612,001)     34,341    (243,797)    (55,075)  (1,078,797)   (145,297)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,520,634   3,486,293   1,259,174   1,314,249    5,107,949   5,253,246
                                                 ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,908,633  $3,520,634  $1,015,377  $1,259,174  $ 4,029,152  $5,107,949
                                                 ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    383,708     460,281      97,881     114,666      535,909     621,923
       Units issued.............................     18,500      38,404      14,169      12,311       27,921      29,526
       Units redeemed...........................    (81,277)   (114,977)    (35,526)    (29,096)    (142,372)   (115,540)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of period..........    320,931     383,708      76,524      97,881      421,458     535,909
                                                 ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        FIDELITY
                                                                                                        VARIABLE
                                                                                                       INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------------  ----------------------  -----------------
                                                                                                       VIP ASSET
                                                             VIP                                     MANAGER GROWTH
                                                    INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  ----------------------  -----------------
                                                      2011        2010        2011        2010       2011      2010
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   25,880  $   45,092  $     (542) $      494  $   (479) $  (579)
Net realized gains (losses).......................     73,972      47,526     (15,265)    (83,942)    7,560    1,164
Change in unrealized gains (losses)...............      5,275      50,752    (192,264)    209,554   (16,951)  11,259
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from operations.    105,127     143,370    (208,071)    126,106    (9,870)  11,844
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,864       6,269       6,339      13,780        --       --
Benefit payments..................................     (9,904)    (61,833)     19,423      (3,801)       --       --
Payments on termination...........................   (406,525)   (549,089)   (162,288)   (176,418)  (45,573)  (4,631)
Contract Maintenance Charge.......................     (1,537)     (1,883)     (1,171)     (1,397)       (5)      --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (248,399)    158,180    (198,422)     34,758     9,479       --
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (660,501)   (448,356)   (336,119)   (133,078)  (36,099)  (4,631)
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS.................   (555,374)   (304,986)   (544,190)     (6,972)  (45,969)   7,213
NET ASSETS AT BEGINNING OF PERIOD.................  2,070,659   2,375,645   1,479,165   1,486,137    95,258   88,045
                                                   ----------  ----------  ----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $1,515,285  $2,070,659  $  934,975  $1,479,165  $ 49,289  $95,258
                                                   ==========  ==========  ==========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    120,751     147,457     128,034     143,018     8,119    8,576
       Units issued...............................      3,767      17,822       7,005      21,618     1,194       --
       Units redeemed.............................    (41,304)    (44,528)    (35,971)    (36,602)   (4,786)    (457)
                                                   ----------  ----------  ----------  ----------  --------  -------
    Units outstanding at end of period............     83,214     120,751      99,068     128,034     4,527    8,119
                                                   ==========  ==========  ==========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                             INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                   SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ---------------------   --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           --------------------------  ---------------------   --------------------------
                                               2011          2010         2011        2010        2011           2010
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (604,714) $   (475,803) $   4,015   $   (1,240) $   21,497    $    19,929
Net realized gains (losses)...............   (2,822,473)   (4,249,770)   (25,196)     (66,354)    104,593         75,226
Change in unrealized gains (losses).......      878,933    15,293,860     20,481      174,359    (305,141)       843,474
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................   (2,548,254)   10,568,287       (700)     106,765    (179,051)       938,629
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      155,666        16,408         --        3,887      27,303         10,414
Benefit payments..........................   (1,489,980)   (1,319,185)   (35,136)     (14,651)   (129,009)      (300,105)
Payments on termination...................  (11,401,366)   (9,213,454)  (181,243)    (199,696)   (955,780)    (1,562,727)
Contract Maintenance Charge...............     (286,387)     (339,882)      (327)        (420)    (39,767)       (42,671)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,098,273)      402,738        185       (5,952)    747,779        508,472
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (16,120,340)  (10,453,375)  (216,521)    (216,832)   (349,474)    (1,386,617)
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (18,668,594)      114,912   (217,221)    (110,067)   (528,525)      (447,988)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   77,662,019    77,547,107    907,769    1,017,836   9,257,743      9,705,731
                                           ------------  ------------  ---------   ----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $ 58,993,425  $ 77,662,019  $ 690,548   $  907,769  $8,729,218    $ 9,257,743
                                           ============  ============  =========   ==========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    6,780,816     7,787,960     84,114      106,370     834,336        968,860
       Units issued.......................      395,281       493,420      2,460        3,725     140,915        181,211
       Units redeemed.....................   (1,777,770)   (1,500,564)   (22,051)     (25,981)   (171,049)      (315,735)
                                           ------------  ------------  ---------   ----------   ----------   -----------
    Units outstanding at end of period....    5,398,327     6,780,816     64,523       84,114     804,202        834,336
                                           ============  ============  =========   ==========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                FIDELITY
                                              VARIABLE INSURANCE        VARIABLE INSURANCE      VARIABLE INSURANCE
                                                 PRODUCTS FUND            PRODUCTS FUND            PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010         2011        2010        2011        2010
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     9,234  $    17,929  $    (1,843) $    7,990  $     (721) $   (4,636)
Net realized gains (losses)...............      86,429      (18,723)      54,987      12,092      25,930     124,505
Change in unrealized gains (losses).......    (286,775)     834,692     (104,202)    417,593     (46,140)     71,310
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    (191,112)     833,898      (51,058)    437,675     (20,931)    191,179
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,440       30,275       12,204         400      15,870      22,264
Benefit payments..........................    (168,950)     (27,743)          --     (14,855)    (42,752)    (61,382)
Payments on termination...................  (1,118,589)  (1,447,567)  (1,095,724)   (152,716)   (938,108)   (243,457)
Contract Maintenance Charge...............     (37,439)     (40,886)     (15,577)    (16,329)    (17,529)    (18,955)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     513,021      453,514     (240,080)    438,200     954,655    (369,590)
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (810,517)  (1,032,407)  (1,339,177)    254,700     (27,864)   (671,120)
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,001,629)    (198,509)  (1,390,235)    692,375     (48,795)   (479,941)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,167,565    7,366,074    3,559,609   2,867,234   3,212,530   3,692,471
                                           -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 6,165,936  $ 7,167,565  $ 2,169,374  $3,559,609  $3,163,735  $3,212,530
                                           ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     671,111      775,355      346,435     317,777     284,700     345,298
       Units issued.......................     181,833      110,194       79,183      61,992     101,539      66,084
       Units redeemed.....................    (258,133)    (214,438)    (205,360)    (33,334)   (105,737)   (126,682)
                                           -----------  -----------  -----------  ----------  ----------  ----------
    Units outstanding at end of period....     594,811      671,111      220,258     346,435     280,502     284,700
                                           ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  -----------------------
                                               VIP GROWTH            VIP GROWTH & INCOME        VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  -----------------------
                                             2011        2010         2011         2010         2011        2010
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (2,755)   $ (3,521)  $    30,369  $  (120,785) $   (34,343) $  (21,878)
Net realized gains (losses)..............    23,137        (476)     (103,839)    (438,328)     109,160     (15,436)
Change in unrealized gains (losses)......   (18,738)     47,873       214,920    1,758,468     (130,028)    264,330
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................     1,644      43,876       141,450    1,199,355      (55,211)    227,016
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       105         180           240          650        2,275       4,064
Benefit payments.........................        --      (4,485)     (318,151)    (156,831)     (56,142)    (19,496)
Payments on termination..................  (111,816)    (46,595)   (1,355,913)  (1,411,456)    (533,113)   (342,458)
Contract Maintenance Charge..............      (152)       (162)      (39,055)     (46,802)     (10,455)     (5,105)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (4,061)     (8,448)    2,940,316       (3,452)    (513,297)  1,023,187
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (115,924)    (59,510)    1,227,437   (1,617,891)  (1,110,732)    660,192
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (114,280)    (15,634)    1,368,887     (418,536)  (1,165,943)    887,208
NET ASSETS AT BEGINNING OF
 PERIOD..................................   234,553     250,187     9,824,918   10,243,454    2,481,049   1,593,841
                                           ---------   --------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 120,273    $234,553   $11,193,805  $ 9,824,918  $ 1,315,106  $2,481,049
                                           =========   ========   ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    26,806      34,865       903,154    1,060,962      232,528     175,767
       Units issued......................       547         970       336,864       95,071       49,735     133,604
       Units redeemed....................   (13,655)     (9,029)     (211,687)    (252,879)    (156,871)    (76,843)
                                           ---------   --------   -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................    13,698      26,806     1,028,331      903,154      125,392     232,528
                                           =========   ========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                                                              VIP INVESTMENT
                                                VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010        2011         2010      2011        2010
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   337,295  $   435,900  $   10,483  $     8,498  $   21      $   25
Net realized gains (losses)...............     (19,373)     (53,480)    130,880      (44,787)     39          15
Change in unrealized gains (losses).......    (162,363)     484,462    (108,172)     856,019      14          35
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations...............................     155,559      866,882      33,191      819,730      74          75
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         144          618       4,153        7,411      --          --
Benefit payments..........................    (183,995)    (148,678)    (82,003)    (291,997)     --          --
Payments on termination...................  (1,218,398)  (1,096,871)   (888,331)  (1,194,267)     --          --
Contract Maintenance Charge...............     (25,747)     (31,538)    (34,663)     (34,795)     (4)         (4)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     116,062      (94,068)    268,730      535,741     (13)         48
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions....................  (1,311,934)  (1,370,537)   (732,114)    (977,907)    (17)         44
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,156,375)    (503,655)   (698,923)    (158,177)     57         119
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,632,681    8,136,336   7,385,454    7,543,631   1,396       1,277
                                           -----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD............... $ 6,476,306  $ 7,632,681  $6,686,531  $ 7,385,454  $1,453      $1,396
                                           ===========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     560,690      668,686     756,651      872,816     101          98
       Units issued.......................      43,234       31,370     137,339      152,768      --           3
       Units redeemed.....................    (138,281)    (139,366)   (210,153)    (268,933)     (1)         --
                                           -----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period....     465,643      560,690     683,837      756,651     100         101
                                           ===========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  -------------------------  ----------------------
                                                        VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 ------------------------  -------------------------  ----------------------
                                                     2011         2010         2011          2010       2011        2010
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (322,486) $  (312,965) $   (285,714) $  (332,736) $   (233)   $   (384)
Net realized gains (losses).....................     136,309     (322,620)           --       11,596    (2,031)    (17,638)
Change in unrealized gains (losses).............  (2,336,860)   5,701,885            --           --    (4,893)     24,429
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from
 operations.....................................  (2,523,037)   5,066,300      (285,714)    (321,140)   (7,157)      6,407
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      19,527       33,882        24,734       13,482        --          --
Benefit payments................................    (401,345)    (129,895)     (478,568)    (491,411)  (10,837)         --
Payments on termination.........................  (2,812,734)  (2,702,859)  (11,163,415)  (8,402,650)   (4,820)    (48,760)
Contract Maintenance Charge.....................     (84,160)     (93,436)      (71,327)     (90,172)      (19)        (21)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,536,296)     627,522     9,754,805    3,266,119        75        (598)
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from contract
 transactions...................................  (4,815,008)  (2,264,786)   (1,933,771)  (5,704,632)  (15,601)    (49,379)
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (7,338,045)   2,801,514    (2,219,485)  (6,025,772)  (22,758)    (42,972)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  23,239,049   20,437,535    18,304,182   24,329,954    55,229      98,201
                                                 -----------  -----------  ------------  -----------   --------    --------
NET ASSETS AT END OF PERIOD..................... $15,901,004  $23,239,049  $ 16,084,697  $18,304,182  $ 32,471    $ 55,229
                                                 ===========  ===========  ============  ===========   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,727,525    1,916,560     1,776,652    2,328,088     4,410       8,999
       Units issued.............................     127,411      220,673     1,349,456    1,019,291         5         663
       Units redeemed...........................    (502,307)    (409,708)   (1,536,107)  (1,570,727)   (1,289)     (5,252)
                                                 -----------  -----------  ------------  -----------   --------    --------
    Units outstanding at end of period..........   1,352,629    1,727,525     1,590,001    1,776,652     3,126       4,410
                                                 ===========  ===========  ============  ===========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                 FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           -----------------------  ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           -----------------------  ------------------------  ------------------------
                                               2011        2010         2011         2010         2011         2010
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (61,293) $  (69,668) $   825,017  $   894,935  $   523,446  $   573,132
Net realized gains (losses)...............     205,148      83,932   (1,685,781)  (2,699,961)     159,605       82,635
Change in unrealized gains (losses).......    (344,178)    555,157    1,213,282    7,757,028     (345,045)     647,534
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (200,323)    569,421      352,518    5,952,002      338,006    1,303,301
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --         140       40,583       54,991        3,600        3,869
Benefit payments..........................     (92,756)    (22,363)  (1,450,898)  (1,145,277)    (406,346)    (231,734)
Payments on termination...................    (546,104)   (539,855)  (6,882,166)  (4,827,021)  (1,894,199)  (1,294,554)
Contract Maintenance Charge...............     (16,369)    (21,708)    (170,233)    (193,498)     (26,077)     (29,728)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (179,612)    (28,432)  (1,213,523)    (881,805)     238,532    1,327,217
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (834,841)   (612,218)  (9,676,237)  (6,992,610)  (2,084,490)    (224,930)
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,035,164)    (42,797)  (9,323,719)  (1,040,608)  (1,746,484)   1,078,371
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,239,551   4,282,348   44,507,677   45,548,285   12,421,765   11,343,394
                                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,204,387  $4,239,551  $35,183,958  $44,507,677  $10,675,281  $12,421,765
                                           ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     344,012     397,339    3,005,843    3,531,199      892,914      908,471
       Units issued.......................      22,646      37,861      134,045      185,818      117,748      218,457
       Units redeemed.....................     (89,564)    (91,188)    (780,206)    (711,174)    (263,683)    (234,014)
                                           -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     277,094     344,012    2,359,682    3,005,843      746,979      892,914
                                           ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  7,556,445  $ 10,129,839  $  (393,649) $  (358,875) $  (337,560) $  (335,811)
Net realized gains (losses)..............   (1,736,616)   (4,223,882)    (183,311)  (1,176,506)     803,963     (358,825)
Change in unrealized gains (losses)......   (3,947,055)   14,377,060     (606,908)   6,094,451   (2,434,752)  10,269,559
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    1,872,774    20,283,017   (1,183,868)   4,559,070   (1,968,349)   9,574,923
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      246,395       304,232       77,206      112,383      208,303      117,855
Benefit payments.........................   (4,801,425)   (6,177,842)  (1,440,534)  (1,536,320)    (830,417)    (805,723)
Payments on termination..................  (27,077,404)  (26,082,040)  (5,450,210)  (5,679,305)  (5,313,367)  (4,031,722)
Contract Maintenance Charge..............     (559,649)     (679,988)    (173,669)    (205,508)    (133,041)    (152,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,793,631)      867,851     (895,327)    (466,493)    (676,661)  (1,841,446)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (34,985,714)  (31,767,787)  (7,882,534)  (7,775,243)  (6,745,183)  (6,713,346)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (33,112,940)  (11,484,770)  (9,066,402)  (3,216,173)  (8,713,532)   2,861,577
NET ASSETS AT BEGINNING OF
 PERIOD..................................  196,461,622   207,946,392   47,796,739   51,012,912   42,888,435   40,026,858
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $163,348,682  $196,461,622  $38,730,337  $47,796,739  $34,174,903  $42,888,435
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
       Units issued......................      720,683     1,210,981      257,255      351,252      179,005      173,002
       Units redeemed....................   (3,234,757)   (3,715,359)    (982,847)  (1,115,840)    (485,766)    (522,049)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   11,831,193    14,345,267    3,693,931    4,419,523    1,730,895    2,037,656
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                  FRANKLIN                  FRANKLIN
                                            TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                          FRANKLIN SMALL-MID CAP           FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT        DISCOVERY SECURITIES
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (32,185)  $  (36,213) $   500,729  $   643,332  $   129,459  $   (76,409)
Net realized gains (losses)..............    230,406       71,836      381,751      395,560      540,827     (282,459)
Change in unrealized gains (losses)......   (303,754)     480,954      352,934      401,349   (1,552,608)   2,733,316
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (105,533)     516,577    1,235,414    1,440,241     (882,322)   2,374,448
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,700       18,605        4,163        3,300        8,856        2,012
Benefit payments.........................    (11,934)     (13,812)    (606,010)    (794,871)    (459,234)    (752,647)
Payments on termination..................   (316,087)    (321,701)  (4,457,297)  (5,993,495)  (3,884,375)  (2,667,236)
Contract Maintenance Charge..............     (7,091)      (7,953)    (135,650)    (172,622)     (93,830)    (112,915)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (374,036)     (72,929)  (2,741,339)     541,092     (658,472)   1,343,817
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (703,448)    (397,790)  (7,936,133)  (6,416,596)  (5,087,055)  (2,186,969)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (808,981)     118,787   (6,700,719)  (4,976,355)  (5,969,377)     187,479
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,426,625    2,307,838   36,871,865   41,848,220   25,012,560   24,825,081
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,617,644   $2,426,625  $30,171,146  $36,871,865  $19,043,183  $25,012,560
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
       Units issued......................      4,698        3,233      277,846      543,583      159,024      310,856
       Units redeemed....................    (40,421)     (29,328)    (915,113)  (1,072,720)    (578,494)    (510,047)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     89,165      124,888    2,352,323    2,989,590    1,644,163    2,063,633
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             FRANKLIN                   FRANKLIN                   FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                                                  TEMPLETON DEVELOPING             TEMPLETON
                                     MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    640,209  $    (55,215) $  (167,032) $      (124) $    130,350  $    356,817
Net realized gains (losses)........   (1,483,743)   (3,250,005)     284,654     (154,510)   (1,417,766)   (3,965,952)
Change in unrealized gains
 (losses)..........................   (1,272,604)   13,183,136   (4,662,329)   4,344,088   (11,108,527)   11,120,872
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   (2,116,138)    9,877,916   (4,544,707)   4,189,454   (12,395,943)    7,511,737
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      169,434        94,631      106,220       81,150       190,283       205,902
Benefit payments...................   (2,320,242)   (3,639,994)    (228,412)    (302,337)   (2,909,368)   (3,900,143)
Payments on termination............  (14,979,819)  (12,884,570)  (4,355,158)  (3,306,712)  (15,602,574)  (14,350,770)
Contract Maintenance Charge........     (328,626)     (403,178)    (108,718)    (130,596)     (387,295)     (472,457)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   (5,297,279)     (768,959)     208,647     (290,415)      762,114       861,269
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (22,756,532)  (17,602,070)  (4,377,421)  (3,948,910)  (17,946,840)  (17,656,199)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (24,872,670)   (7,724,154)  (8,922,128)     240,544   (30,342,783)  (10,144,462)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  109,830,766   117,554,920   30,099,629   29,859,085   124,837,470   134,981,932
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 84,958,096  $109,830,766  $21,177,501  $30,099,629  $ 94,494,687  $124,837,470
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
       Units issued................      317,314       487,613      104,476      106,223       705,645       690,334
       Units redeemed..............   (1,913,057)   (1,812,189)    (224,349)    (222,943)   (1,705,829)   (1,769,800)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    6,198,432     7,794,175      673,412      793,285     6,285,468     7,285,652
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN                GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST      INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ----------------------   ------------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   ----------------------   ------------------------
                                             2011         2010        2011         2010         2011         2010
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  100,311   $   (2,997) $   (1,051)  $     (555) $   (25,145) $   (50,550)
Net realized gains (losses)..............    166,659      111,163     (24,859)     (83,847)    (165,373)    (290,275)
Change in unrealized gains (losses)......   (314,901)     225,717     (54,122)     151,960     (216,012)     829,408
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (47,931)     333,883     (80,032)      67,558     (406,530)     488,583
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,000          501         300        7,950          144          785
Benefit payments.........................    (54,269)     (32,530)    (35,503)     (24,091)     (92,953)    (193,608)
Payments on termination..................   (599,580)    (382,128)   (188,349)    (230,470)    (775,066)    (915,952)
Contract Maintenance Charge..............     (6,738)      (7,408)       (516)        (623)     (20,569)     (25,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    183,939        5,351     (22,564)     (41,998)     251,238       19,896
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (474,648)    (416,214)   (246,632)    (289,232)    (637,206)  (1,114,708)
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (522,579)     (82,331)   (326,664)    (221,674)  (1,043,736)    (626,125)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,772,254    2,854,585   1,320,357    1,542,031    5,229,973    5,856,098
                                          ----------   ----------  ----------   ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,249,675   $2,772,254  $  993,693   $1,320,357  $ 4,186,237  $ 5,229,973
                                          ==========   ==========  ==========   ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,541      130,714      84,921      105,897      504,219      616,858
       Units issued......................     11,901        9,628         245        4,487       73,820       41,647
       Units redeemed....................    (32,256)     (27,801)    (15,791)     (25,463)    (136,534)    (154,286)
                                          ----------   ----------  ----------   ----------  -----------  -----------
    Units outstanding at end of period...     92,186      112,541      69,375       84,921      441,505      504,219
                                          ==========   ==========  ==========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          GOLDMAN SACHS         GOLDMAN SACHS     GOLDMAN SACHS
                                                             VARIABLE              VARIABLE         VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------
                                                                                                  VIT STRATEGIC
                                                                                VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE           GROWTH           EQUITY
                                                     -----------------------  -----------------  --------------
                                                         2011        2010       2011     2010     2011    2010
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (44,386) $  (49,712) $  (151) $   (325) $   44  $   (2)
Net realized gains (losses).........................     (77,647)   (278,785)      31       (81)      4      15
Change in unrealized gains (losses).................    (249,718)  1,395,668     (541)    2,414    (481)    196
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...    (371,751)  1,067,171     (661)    2,008    (433)    209
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       4,360         350       --        --      --      --
Benefit payments....................................     (93,276)    (75,672)      --        --      --    (500)
Payments on termination.............................    (498,520)   (574,803)    (386)   (4,082)     --     259
Contract Maintenance Charge.........................     (19,204)    (23,309)     (23)      (30)     (6)     (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (75,735)   (249,279)      (1)  (11,162)     --       3
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................    (682,375)   (922,713)    (410)  (15,274)     (6)   (245)
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (1,054,126)    144,458   (1,071)  (13,266)   (439)    (36)
NET ASSETS AT BEGINNING OF PERIOD...................   5,352,087   5,207,629   17,305    30,571   2,633   2,669
                                                     -----------  ----------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $ 4,297,961  $5,352,087  $16,234  $ 17,305  $2,194  $2,633
                                                     ===========  ==========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     404,671     485,290    1,767     3,755     304     326
       Units issued.................................      17,560      20,733       --        --      --      23
       Units redeemed...............................     (70,564)   (101,352)     (36)   (1,988)     --     (45)
                                                     -----------  ----------  -------  --------  ------  ------
    Units outstanding at end of period..............     351,667     404,671    1,731     1,767     304     304
                                                     ===========  ==========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE            INVESCO
                                               INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                               VIT STRUCTURED            VIT STRUCTURED             INVESCO V. I.
                                              SMALL CAP EQUITY             U.S. EQUITY                 BALANCED
                                          ------------------------  ------------------------  -------------------------
                                              2011         2010         2011         2010      2011 (L)(M)      2010
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (92,608) $  (121,968) $    (2,100) $   (19,066) $    269,155  $   100,434
Net realized gains (losses)..............    (325,005)    (924,509)    (162,460)    (420,374)   (1,601,451)    (785,179)
Change in unrealized gains (losses)......     387,253    3,867,739      376,092    1,300,129     2,412,621    1,796,922
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................     (30,360)   2,821,262      211,532      860,689     1,080,325    1,112,177
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,622        1,551          240          670        11,754        3,605
Benefit payments.........................    (141,471)    (153,434)    (161,904)    (161,796)     (243,917)    (740,069)
Payments on termination..................  (1,580,203)  (1,682,365)    (954,400)    (988,380)     (646,832)  (1,877,837)
Contract Maintenance Charge..............     (39,973)     (46,004)     (30,427)     (35,936)       (3,277)     (10,251)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (451,151)    (733,286)    (442,177)    (188,128)  (18,472,950)    (375,626)
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,210,176)  (2,613,538)  (1,588,668)  (1,373,570)  (19,355,222)  (3,000,178)
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,240,536)     207,724   (1,377,136)    (512,881)  (18,274,897)  (1,888,001)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,508,251   11,300,527    7,920,746    8,433,627    18,274,897   20,162,898
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,267,715  $11,508,251  $ 6,543,610  $ 7,920,746  $         --  $18,274,897
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,062,160    1,337,942      799,207      944,944     1,812,106    2,124,246
       Units issued......................      62,211       39,352       22,602       51,678        24,442      110,001
       Units redeemed....................    (261,289)    (315,134)    (177,016)    (197,415)   (1,836,548)    (422,141)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     863,082    1,062,160      644,793      799,207            --    1,812,106
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                    INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                             INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                                    VALUE                  APPRECIATION                DEVELOPMENT
                                          ------------------------  --------------------------  ------------------------
                                              2011         2010         2011          2010          2011         2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (42,211) $   (73,243) $   (850,217) $   (519,694) $  (118,590) $  (138,179)
Net realized gains (losses)..............    (463,059)    (844,115)     (907,900)   (3,015,082)     249,370     (119,345)
Change in unrealized gains (losses)......     190,940    1,365,670    (3,905,946)   12,640,587     (748,448)   1,778,061
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (314,330)     448,312    (5,664,063)    9,105,811     (617,668)   1,520,537
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,358           28        63,135       107,734       11,878           30
Benefit payments.........................    (210,380)    (234,521)   (1,775,663)   (2,226,398)    (279,482)    (401,726)
Payments on termination..................    (583,393)  (1,038,118)   (7,472,312)   (7,055,556)    (676,849)    (789,275)
Contract Maintenance Charge..............      (4,036)      (4,689)      (44,435)      (50,421)      (3,650)      (3,841)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (565,006)    (464,869)   (3,392,474)   (3,756,266)  (1,556,560)      10,977
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,359,457)  (1,742,169)  (12,621,749)  (12,980,907)  (2,504,663)  (1,183,835)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,673,787)  (1,293,857)  (18,285,812)   (3,875,096)  (3,122,331)     336,702
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,583,534    9,877,391    73,433,768    77,308,864   10,305,289    9,968,587
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,909,747  $ 8,583,534  $ 55,147,956  $ 73,433,768  $ 7,182,958  $10,305,289
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
       Units issued......................      44,262       61,140       165,719       211,149       40,496       42,350
       Units redeemed....................    (171,331)    (237,043)   (1,666,571)   (1,788,871)    (206,257)    (126,800)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     680,705      807,774     6,823,619     8,324,471      491,387      657,148
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                    INVESCO                    INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                 INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                                  CORE EQUITY            DIVERSIFIED INCOME           DIVIDEND GROWTH
                                          --------------------------  ------------------------  --------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (458,992) $   (493,179) $   395,559  $   453,614  $    509,088  $    684,384
Net realized gains (losses)..............    2,440,088       540,824     (500,345)    (814,228)    3,980,996     2,232,300
Change in unrealized gains (losses)......   (2,811,179)    7,579,190      646,481    1,250,528    (5,975,594)   11,004,066
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (830,083)    7,626,835      541,695      889,914    (1,485,510)   13,920,750
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      153,124       145,362          390        7,886       170,387       298,464
Benefit payments.........................   (3,737,580)   (2,988,177)    (264,666)    (461,464)   (6,489,144)   (7,159,406)
Payments on termination..................  (10,208,450)  (10,449,307)  (1,255,563)  (1,194,986)  (14,107,456)  (16,733,908)
Contract Maintenance Charge..............      (59,112)      (67,768)      (3,716)      (3,987)      (97,797)     (113,301)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,019,350)   (4,597,658)     792,696     (425,799)   (3,889,578)   (2,617,738)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,871,368)  (17,957,548)    (730,859)  (2,078,350)  (24,413,588)  (26,325,889)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (18,701,451)  (10,330,713)    (189,164)  (1,188,436)  (25,899,098)  (12,405,139)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  102,269,533   112,600,246   10,007,096   11,195,532   166,267,220   178,672,359
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 83,568,082  $102,269,533  $ 9,817,932  $10,007,096  $140,368,122  $166,267,220
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
       Units issued......................      207,766       249,348      131,063       78,974       101,585       141,825
       Units redeemed....................   (1,568,068)   (1,685,758)    (187,474)    (259,701)     (993,722)   (1,234,580)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period...........................    6,319,023     7,679,325      774,767      831,178     5,321,015     6,213,152
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                   INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------------------
                                                INVESCO V. I.              INVESCO V. I.             INVESCO V. I.
                                            GLOBAL DIVIDEND GROWTH     GOVERNMENT SECURITIES          HIGH YIELD
                                          -------------------------  ------------------------  ------------------------
                                           2011 (L)(N)      2010       2011 (R)       2010       2011 (S)       2010
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  1,776,139  $   243,484  $   273,330  $   518,583  $   368,817  $   576,414
Net realized gains (losses)..............  (14,086,647)  (4,254,652)     (25,150)      46,290     (163,186)    (140,597)
Change in unrealized gains (losses)......   16,426,165    9,007,801      593,054       85,743     (238,919)     345,891
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,115,657    4,996,633      841,234      650,616      (33,288)     781,708
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        6,680       52,875       29,149       10,735          477        3,612
Benefit payments.........................     (501,787)  (1,926,616)    (224,578)    (536,836)    (245,942)    (333,791)
Payments on termination..................   (1,858,469)  (5,207,701)  (1,551,074)  (2,535,956)  (1,216,047)    (850,090)
Contract Maintenance Charge..............       (9,274)     (33,383)      (5,318)      (6,014)      (2,873)      (3,072)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (54,201,615)  (1,409,229)     125,686     (221,958)     704,604       (9,411)
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (56,564,465)  (8,524,054)  (1,626,135)  (3,290,029)    (759,781)  (1,192,752)
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (52,448,808)  (3,527,421)    (784,901)  (2,639,413)    (793,069)    (411,044)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,448,808   55,976,229   14,330,293   16,969,706    6,884,226    7,295,270
                                          ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $52,448,808  $13,545,392  $14,330,293  $ 6,091,157  $ 6,884,226
                                          ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,826,733    3,333,415      923,047    1,136,518      516,705      613,669
       Units issued......................       33,513       49,909      133,594      118,148       83,332       41,644
       Units redeemed....................   (2,860,246)    (556,591)    (227,201)    (331,619)    (140,170)    (138,608)
                                          ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................           --    2,826,733      829,440      923,047      459,867      516,705
                                          ============  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  ------------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                            HIGH YIELD SECURITIES         INCOME BUILDER         INTERNATIONAL GROWTH
                                          ------------------------  -------------------------  ------------------------
                                              2011         2010      2011 (L)(O)      2010         2011         2010
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   912,421  $ 1,027,759  $    245,557  $   159,570  $    46,071  $   228,128
Net realized gains (losses)..............    (935,941)    (980,313)      276,835     (347,362)   1,168,486    1,173,357
Change in unrealized gains (losses)......     160,969    1,214,878       457,077    1,692,534   (3,294,063)   1,392,229
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     137,449    1,262,324       979,469    1,504,742   (2,079,506)   2,793,714
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,350       40,461            --          731       25,383       27,347
Benefit payments.........................    (884,286)    (585,850)     (251,092)    (659,527)    (591,684)    (919,575)
Payments on termination..................  (1,201,922)  (1,469,954)     (709,736)  (1,080,294)  (3,033,327)  (2,808,475)
Contract Maintenance Charge..............      (9,760)     (11,233)       (2,535)      (7,748)     (13,903)     (15,516)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (338,867)     (49,393)  (15,272,023)    (160,142)      33,751   (1,206,083)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,418,485)  (2,075,969)  (16,235,386)  (1,906,980)  (3,579,780)  (4,922,302)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,281,036)    (813,645)  (15,255,917)    (402,238)  (5,659,286)  (2,128,588)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,875,816   15,689,461    15,255,917   15,658,155   28,060,837   30,189,425
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,594,780  $14,875,816  $         --  $15,255,917  $22,401,551  $28,060,837
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,028,526    1,184,043       881,473    1,000,731    1,663,695    1,989,096
       Units issued......................      67,958       86,392        19,037       70,695      138,951       79,398
       Units redeemed....................    (236,617)    (241,909)     (900,510)    (189,953)    (361,991)    (404,799)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     859,867    1,028,526            --      881,473    1,440,655    1,663,695
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                 INVESCO V.I.              INVESCO V. I.             INVESCO V.I.
                                               LARGE CAP GROWTH         MID CAP CORE EQUITY          MONEY MARKET
                                           ------------------------  ------------------------  ------------------------
                                           2011 (L)(P)      2010         2011         2010         2011         2010
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (24,886) $   (80,601) $  (167,144) $  (131,756) $  (181,677) $  (190,726)
Net realized gains (losses)...............   1,949,570       50,433      264,411      (33,707)          --           --
Change in unrealized gains (losses).......  (1,181,844)   1,207,971   (1,152,336)   1,845,701           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     742,840    1,177,803   (1,055,069)   1,680,238     (181,677)    (190,726)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         456        1,228        3,394       15,261      141,119        7,370
Benefit payments..........................    (126,500)    (340,070)    (705,991)    (258,171)    (354,330)    (117,840)
Payments on termination...................    (216,787)    (798,489)  (1,528,616)  (1,433,632)  (3,657,004)  (3,284,594)
Contract Maintenance Charge...............      (1,879)      (5,714)      (4,874)      (5,330)      (5,107)      (6,006)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (8,898,441)    (521,709)    (334,743)     485,002    2,130,221    1,154,690
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (9,243,151)  (1,664,754)  (2,570,830)  (1,196,870)  (1,745,101)  (2,246,380)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (8,500,311)    (486,951)  (3,625,899)     483,368   (1,926,778)  (2,437,106)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,500,311    8,987,262   15,212,998   14,729,630   14,865,688   17,302,794
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 8,500,311  $11,587,099  $15,212,998  $12,938,910  $14,865,688
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
       Units issued.......................      86,420       48,429       98,412      117,266      723,926      341,046
       Units redeemed.....................    (856,500)    (219,075)    (262,892)    (190,931)    (867,564)    (536,435)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      770,080      780,506      944,986    1,110,795    1,254,433
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  ----------------------
                                                 INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                                 S&P 500 INDEX             TECHNOLOGY               UTILITIES
                                           ------------------------  ----------------------  ----------------------
                                               2011         2010        2011        2010        2011        2010
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   153,277  $   166,481  $  (33,112) $  (39,302) $  114,780  $  140,138
Net realized gains (losses)...............     645,333       (4,950)    152,923     168,903      21,072    (136,313)
Change in unrealized gains (losses).......    (579,664)   3,952,081    (277,730)    354,350     758,556     269,773
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................     218,946    4,113,612    (157,919)    483,951     894,408     273,598
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      44,495        9,032      15,228       4,075      11,698          --
Benefit payments..........................  (1,546,324)    (822,591)   (108,297)   (139,889)   (323,997)   (195,027)
Payments on termination...................  (2,321,915)  (3,680,181)   (207,003)   (663,065)   (572,896)   (580,338)
Contract Maintenance Charge...............     (19,317)     (22,091)     (1,940)     (2,107)     (3,061)     (3,289)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (619,867)    (939,613)     16,892    (107,379)    (35,675)   (149,556)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (4,462,928)  (5,455,444)   (285,120)   (908,365)   (923,931)   (928,210)
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,243,982)  (1,341,832)   (443,039)   (424,414)    (29,523)   (654,612)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  34,210,517   35,552,349   2,814,532   3,238,946   6,462,230   7,116,842
                                           -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $29,966,535  $34,210,517  $2,371,493  $2,814,532  $6,432,707  $6,462,230
                                           ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,122,790    3,670,344     214,461     295,542     393,118     453,838
       Units issued.......................     195,333      195,400      24,840      21,221      17,549      22,065
       Units redeemed.....................    (596,488)    (742,954)    (46,144)   (102,302)    (69,626)    (82,785)
                                           -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....   2,721,635    3,122,790     193,157     214,461     341,041     393,118
                                           ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                   INVESCO                INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES    INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------------  ------------------------  -------------------
                                                    INVESCO                   INVESCO                INVESCO
                                                VAN KAMPEN V.I.           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                                CAPITAL GROWTH               COMSTOCK           EQUITY AND INCOME
                                           ------------------------  ------------------------  -------------------
                                             2011 (P)       2010       2011 (T)       2010       2011 (M)(O)(Q)
                                           -----------  -----------  -----------  -----------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (440,601) $  (393,995) $    62,099  $  (506,145)     $  (191,667)
Net realized gains (losses)...............      31,193     (615,561)     (14,131)  (1,071,924)        (407,893)
Change in unrealized gains (losses).......  (2,551,770)   5,170,492   (1,015,915)   6,554,628       (2,290,471)
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 operations...............................  (2,961,178)   4,160,936     (967,947)   4,976,559       (2,890,031)
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,215       30,341       17,016       13,507           58,780
Benefit payments..........................    (787,254)    (907,704)  (1,107,879)  (1,278,127)        (767,061)
Payments on termination...................  (3,411,901)  (2,605,103)  (4,453,841)  (4,168,328)      (2,266,509)
Contract Maintenance Charge...............     (24,143)     (24,283)     (19,071)     (22,046)          (9,906)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   8,179,192   (1,203,793)  (1,224,984)  (1,666,882)      32,316,401
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 contract transactions....................   4,008,109   (4,710,542)  (6,788,759)  (7,121,876)      29,331,705
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,046,931     (549,606)  (7,756,706)  (2,145,317)      26,441,674
NET ASSETS AT BEGINNING OF
 PERIOD...................................  25,826,205   26,375,811   38,272,974   40,418,291               --
                                           -----------  -----------  -----------  -----------      -----------
NET ASSETS AT END OF PERIOD............... $26,873,136  $25,826,205  $30,516,268  $38,272,974      $26,441,674
                                           ===========  ===========  ===========  ===========      ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   2,775,148    3,338,612    3,005,978    3,621,594               --
       Units issued.......................     982,797      150,077       96,799      109,290        2,576,864
       Units redeemed.....................    (804,196)    (713,541)    (622,361)    (724,906)        (416,486)
                                           -----------  -----------  -----------  -----------      -----------
    Units outstanding at end of period....   2,953,749    2,775,148    2,480,416    3,005,978        2,160,378
                                           ===========  ===========  ===========  ===========      ===========

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          INVESCO               INVESCO               INVESCO
                                                    INVESTMENT SERVICES   INVESTMENT SERVICES   INVESTMENT SERVICES
                                                        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------  ---------------------  ------------------
                                                          INVESCO               INVESCO               INVESCO
                                                      VAN KAMPEN V.I.       VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                                    GLOBAL VALUE EQUITY        GOVERNMENT           HIGH YIELD
                                                   --------------------  ---------------------  ------------------
                                                     2011 (N)     2010   2011 (L)(R)    2010    2011 (L)(S)  2010
                                                   -----------  -------  ----------- ---------  ----------- ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (419,503) $    84   $  30,045  $  (9,519)   $   656   $  515
Net realized gains (losses).......................    (789,277)  (1,048)    (20,104)      (537)     1,561      154
Change in unrealized gains (losses)...............  (8,571,999)   2,767      (5,405)    44,293     (1,935)    (107)
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from operations.  (9,780,779)   1,803       4,536     34,237        282      562
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      27,594       --         100        570         --       --
Benefit payments..................................  (1,418,631)      --          --         --         --       --
Payments on termination...........................  (2,991,891)  (1,482)    (49,155)   (78,220)        --     (483)
Contract Maintenance Charge.......................     (19,400)     (26)       (293)      (756)        (1)      (6)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  53,329,364    1,544    (750,900)   (61,855)    (6,198)      --
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from contract
 transactions.....................................  48,927,036       36    (800,248)  (140,261)    (6,199)    (489)
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS.................  39,146,257    1,839    (795,712)  (106,024)    (5,917)      73
NET ASSETS AT BEGINNING OF PERIOD.................      20,989   19,150     795,712    901,736      5,917    5,844
                                                   -----------  -------   ---------  ---------    -------   ------
NET ASSETS AT END OF PERIOD....................... $39,167,246  $20,989   $      --  $ 795,712    $    --   $5,917
                                                   ===========  =======   =========  =========    =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period......       1,862    1,839      63,194     74,311        361      394
       Units issued...............................   2,733,101      154         781      3,356         --       --
       Units redeemed.............................    (334,194)    (131)    (63,975)   (14,473)      (361)     (33)
                                                   -----------  -------   ---------  ---------    -------   ------
    Units outstanding at end of period............   2,400,769    1,862          --     63,194         --      361
                                                   ===========  =======   =========  =========    =======   ======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                         INVESCO
                                                           INVESCO                 INVESCO         INVESTMENT SERVICES
                                                     INVESTMENT SERVICES     INVESTMENT SERVICES       (SERIES II)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------------  -------------------  ---------------------
                                                           INVESCO                 INVESCO
                                                       VAN KAMPEN V.I.         VAN KAMPEN V.I.        INVESCO V. I.
                                                        MID CAP VALUE               VALUE              BALANCED II
                                                 --------------------------  -------------------  ---------------------
                                                     2011          2010      2011 (L)(T)   2010   2011 (L)(U)    2010
                                                 ------------  ------------  ----------- -------  ----------- ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (545,952) $   (444,122)  $    703   $   (75)  $   3,418  $  (1,892)
Net realized gains (losses).....................     (767,726)   (2,505,716)    (7,575)   (3,391)     13,253    (24,162)
Change in unrealized gains (losses).............    1,175,012    13,950,977     13,146    13,301       4,134     64,928
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from
 operations.....................................     (138,666)   11,001,139      6,274     9,835      20,805     38,874
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       23,952        28,470         --        --          --        200
Benefit payments................................   (1,697,631)   (1,263,887)    (1,950)   (1,771)         --         --
Payments on termination.........................   (9,282,389)   (6,596,138)    (1,454)   (1,480)    (92,144)  (608,215)
Contract Maintenance Charge.....................      (54,168)      (63,999)       (16)      (77)         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (2,014,427)   (2,415,439)   (80,075)   (3,454)   (313,300)    (5,936)
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (13,024,663)  (10,310,993)   (83,495)   (6,782)   (405,444)  (613,951)
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,163,329)      690,146    (77,221)    3,053    (384,639)  (575,077)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   61,101,472    60,411,326     77,221    74,168     384,639    959,716
                                                 ------------  ------------   --------   -------   ---------  ---------
NET ASSETS AT END OF PERIOD..................... $ 47,938,143  $ 61,101,472   $     --   $77,221   $      --  $ 384,639
                                                 ============  ============   ========   =======   =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,243,267     5,038,249      5,611     6,115      40,718    107,389
       Units issued.............................      126,882       142,074         --       359           3        398
       Units redeemed...........................   (1,014,404)     (937,056)    (5,611)     (863)    (40,721)   (67,069)
                                                 ------------  ------------   --------   -------   ---------  ---------
    Units outstanding at end of period..........    3,355,745     4,243,267         --     5,611          --     40,718
                                                 ============  ============   ========   =======   =========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  ---------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                               BASIC VALUE II       CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                          ------------------------  -----------------------  ---------------------
                                              2011         2010         2011        2010       2011        2010
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (88,954) $  (127,250) $   (57,112) $  (43,202) $ (6,433)   $ (6,285)
Net realized gains (losses)..............  (1,018,112)    (625,113)      79,512     (41,689)     (281)    (15,553)
Change in unrealized gains (losses)......     638,862    1,242,784     (364,083)    558,063   (28,354)     79,918
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................    (468,204)     490,421     (341,683)    473,172   (35,068)     58,080
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,920       86,856        1,301       1,041        --          --
Benefit payments.........................    (146,846)    (185,202)     (27,498)    (63,428)       --     (21,797)
Payments on termination..................  (1,155,166)    (939,739)    (220,785)   (413,964)   (1,088)    (15,141)
Contract Maintenance Charge..............     (28,574)     (35,610)      (7,319)     (9,621)       --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,637,515)    (156,007)  (1,516,391)    (16,999)    6,267     (37,442)
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................  (2,947,181)  (1,229,702)  (1,770,692)   (502,971)    5,179     (74,380)
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,415,385)    (739,281)  (2,112,375)    (29,799)  (29,889)    (16,300)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,726,499   10,465,780    4,071,714   4,101,513   393,478     409,778
                                          -----------  -----------  -----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD.............. $ 6,311,114  $ 9,726,499  $ 1,959,339  $4,071,714  $363,589    $393,478
                                          ===========  ===========  ===========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     858,600      975,638      358,803     411,719    29,950      36,334
       Units issued......................      40,541       53,490        1,777       3,511       514          18
       Units redeemed....................    (308,213)    (170,528)    (163,358)    (56,427)      (92)     (6,402)
                                          -----------  -----------  -----------  ----------   --------   --------
    Units outstanding at end of period...     590,928      858,600      197,222     358,803    30,372      29,950
                                          ===========  ===========  ===========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT    INVESCO INVESTMENT        INVESCO INVESTMENT
                                           SERVICES (SERIES II)   SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------  -------------------------
                                               INVESCO V.I.          INVESCO V.I.              INVESCO V.I.
                                              CORE EQUITY II      DIVERSIFIED INCOME II     DIVIDEND GROWTH II
                                          ----------------------  --------------------  -------------------------
                                             2011        2010       2011       2010         2011         2010
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,555) $  (24,873) $  7,136   $  8,520   $  (113,705) $   (113,706)
Net realized gains (losses)..............     39,736       2,798   (13,739)   (22,656)      673,659      (161,062)
Change in unrealized gains (losses)......    (61,279)    193,220    16,714     34,062    (1,139,569)    4,228,755
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (45,098)    171,145    10,111     19,926      (579,615)    3,953,987
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       781        270        14,195       155,555
Benefit payments.........................    (45,082)    (62,714)  (20,798)   (26,571)   (1,285,110)   (1,104,349)
Payments on termination..................   (196,180)   (290,830)  (23,058)   (45,067)   (5,517,162)  (14,369,996)
Contract Maintenance Charge..............     (7,258)     (8,519)       --         --       (77,225)      (89,403)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (14,532)    (21,164)   28,855     (1,763)     (991,348)   (1,289,107)
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (263,052)   (383,227)  (14,220)   (73,131)   (7,856,650)  (16,697,300)
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (308,150)   (212,082)   (4,109)   (53,205)   (8,436,265)  (12,743,313)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,601,584   2,813,666   228,423    281,628    48,028,745    60,772,058
                                          ----------  ----------  --------   --------   -----------  ------------
NET ASSETS AT END OF PERIOD.............. $2,293,434  $2,601,584  $224,314   $228,423   $39,592,480  $ 48,028,745
                                          ==========  ==========  ========   ========   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    236,502     274,813    20,507     27,243     4,450,824     6,186,277
       Units issued......................      9,239       3,538     3,093         81        96,156       128,353
       Units redeemed....................    (33,846)    (41,849)   (4,402)    (6,817)     (809,554)   (1,863,806)
                                          ----------  ----------  --------   --------   -----------  ------------
    Units outstanding at end of period...    211,895     236,502    19,198     20,507     3,737,426     4,450,824
                                          ==========  ==========  ========   ========   ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -----------------------  ------------------
                                                        INVESCO V.I.             INVESCO V.I.           INVESCO V. I.
                                                 GLOBAL DIVIDEND GROWTH II  GOVERNMENT SECURITIES II    HIGH YIELD II
                                                 -------------------------  -----------------------  ------------------
                                                  2011 (L)(V)      2010        2011        2010        2011       2010
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    792,654  $   (23,263) $  12,627   $   21,848   $ 22,713   $ 31,769
Net realized gains (losses).....................   (6,866,785)  (2,146,712)      (650)       2,228     (3,019)       850
Change in unrealized gains (losses).............    8,123,714    4,679,582     29,032       12,884    (23,207)    14,708
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    2,049,583    2,509,607     41,009       36,960     (3,513)    47,327
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          663       17,834         --           --         --        253
Benefit payments................................     (131,788)    (463,039)   (21,450)          --     (8,625)   (22,027)
Payments on termination.........................   (1,449,158)  (3,137,618)  (249,081)    (340,172)   (50,590)   (79,450)
Contract Maintenance Charge.....................       (9,493)     (60,966)        --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (28,067,983)    (515,009)    23,535         (812)     5,121     46,611
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (29,657,759)  (4,158,798)  (246,996)    (340,984)   (54,094)   (54,613)
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (27,608,176)  (1,649,191)  (205,987)    (304,024)   (57,607)    (7,286)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   27,608,176   29,257,367    769,733    1,073,757    453,566    460,852
                                                 ------------  -----------  ---------   ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $         --  $27,608,176  $ 563,746   $  769,733   $395,959   $453,566
                                                 ============  ===========  =========   ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    2,300,661    2,684,749     60,606       87,331     26,479     30,025
       Units issued.............................       11,999       73,615      1,853           90        845      3,052
       Units redeemed...........................   (2,312,660)    (457,703)   (20,418)     (26,815)    (4,008)    (6,598)
                                                 ------------  -----------  ---------   ----------   --------   --------
    Units outstanding at end of period..........           --    2,300,661     42,041       60,606     23,316     26,479
                                                 ============  ===========  =========   ==========   ========   ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT       INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)     SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  -------------------------  ---------------------
                                                                                                    INVESCO V.I.
                                                INVESCO V.I.               INVESCO V.I.            INTERNATIONAL
                                          HIGH YIELD SECURITIES II      INCOME BUILDER II            GROWTH II
                                          ------------------------  -------------------------  ---------------------
                                              2011         2010      2011 (L)(W)      2010      2011 (Y)      2010
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   758,450  $   960,386  $    164,096  $    67,590  $  (40,033) $     645
Net realized gains (losses)..............      30,026      (77,973)      592,209     (286,081)    (50,506)    44,860
Change in unrealized gains (losses)......    (739,045)     290,130       109,743    1,592,214    (520,519)    13,711
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 operations..............................      49,431    1,172,543       866,048    1,373,723    (611,058)    59,216
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,395       10,563           850        3,340       3,054        939
Benefit payments.........................    (540,298)    (213,437)     (239,554)    (462,493)    (96,493)   (20,033)
Payments on termination..................  (2,616,480)  (2,054,574)     (797,504)  (2,178,917)   (318,098)  (141,427)
Contract Maintenance Charge..............     (31,921)     (39,128)       (2,922)     (21,624)    (15,680)        --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (362,464)     381,527   (14,006,715)     365,483   4,846,328    (73,986)
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (3,541,768)  (1,915,049)  (15,045,845)  (2,294,211)  4,419,111   (234,507)
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,492,337)    (742,506)  (14,179,797)    (920,488)  3,808,053   (175,291)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,783,421   15,525,927    14,179,797   15,100,285     620,697    795,988
                                          -----------  -----------  ------------  -----------  ----------  ---------
NET ASSETS AT END OF PERIOD.............. $11,291,084  $14,783,421  $         --  $14,179,797  $4,428,750  $ 620,697
                                          ===========  ===========  ============  ===========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,492,227    1,654,592     1,027,314    1,204,278      34,659     49,091
       Units issued......................      38,631      177,691        17,325       70,533     540,180        274
       Units redeemed....................    (402,127)    (340,056)   (1,044,639)    (247,497)    (67,985)   (14,706)
                                          -----------  -----------  ------------  -----------  ----------  ---------
    Units outstanding at end of period...   1,128,731    1,492,227            --    1,027,314     506,854     34,659
                                          ===========  ===========  ============  ===========  ==========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO INVESTMENT     INVESCO INVESTMENT      INVESCO INVESTMENT
                                                  SERVICES (SERIES II)   SERVICES (SERIES II)    SERVICES (SERIES II)
                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ----------------------  ---------------------
                                                      INVESCO V.I.           INVESCO V.I.
                                                       LARGE CAP             MID CAP CORE            INVESCO V.I.
                                                       GROWTH II               EQUITY II           MONEY MARKET II
                                                 ---------------------  ----------------------  ---------------------
                                                 2011 (L)(X)    2010       2011        2010        2011       2010
                                                 ----------- ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................  $  (2,832) $  (7,416) $  (53,831) $  (49,743) $ (13,773) $  (16,103)
Net realized gains (losses).....................    126,048      2,921      15,854     (58,631)        --          --
Change in unrealized gains (losses).............    (79,471)    73,235    (229,082)    508,469         --          --
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................     43,745     68,740    (267,059)    400,095    (13,773)    (16,103)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --        200         260         375         --          --
Benefit payments................................         --         --     (35,781)    (94,212)       (45)    (22,685)
Payments on termination.........................     (5,582)  (127,299)   (296,798)   (602,616)  (208,045)   (453,068)
Contract Maintenance Charge.....................         --         --      (8,640)    (10,504)        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (563,598)   (26,178)   (142,114)    (89,298)   220,526    (172,418)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (569,180)  (153,277)   (483,073)   (796,255)    12,436    (648,171)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (525,435)   (84,537)   (750,132)   (396,160)    (1,337)   (664,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    525,435    609,972   3,700,111   4,096,271    961,947   1,626,221
                                                  ---------  ---------  ----------  ----------  ---------  ----------
NET ASSETS AT END OF PERIOD.....................  $      --  $ 525,435  $2,949,979  $3,700,111  $ 960,610  $  961,947
                                                  =========  =========  ==========  ==========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     48,503     64,769     267,908     332,087     95,688     159,310
       Units issued.............................          4        368       7,051      11,362     22,349       3,504
       Units redeemed...........................    (48,507)   (16,634)    (43,264)    (75,541)   (21,054)    (67,126)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
    Units outstanding at end of period..........         --     48,503     231,695     267,908     96,983      95,688
                                                  =========  =========  ==========  ==========  =========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       INVESCO INVESTMENT      INVESCO INVESTMENT    INVESCO INVESTMENT
                                                      SERVICES (SERIES II)     SERVICES (SERIES II) SERVICES (SERIES II)
                                                           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------------  -------------------  -------------------
                                                          INVESCO V.I.            INVESCO V.I.          INVESCO V.I.
                                                        S&P 500 INDEX II         TECHNOLOGY II          UTILITIES II
                                                   --------------------------  -------------------  -------------------
                                                       2011          2010        2011       2010       2011      2010
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (39,965) $    (12,346) $   (390)  $  (700)  $   7,451  $  8,417
Net realized gains (losses).......................    2,423,898       351,199     8,968       306      (9,841)   (5,683)
Change in unrealized gains (losses)...............   (2,281,080)    8,813,962    (8,637)    7,950      57,245    15,981
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from operations.      102,853     9,152,815       (59)    7,556      54,855    18,715
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       42,821        46,308        --        84         521       180
Benefit payments..................................   (2,001,282)   (1,490,618)       --        --          --        --
Payments on termination...........................  (10,772,239)   (7,302,668)  (26,664)   (3,745)   (162,413)  (27,148)
Contract Maintenance Charge.......................     (182,105)     (209,608)       --        --          --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (3,772,440)   (3,718,933)    2,926      (237)     17,507     4,299
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from contract
 transactions.....................................  (16,685,245)  (12,675,519)  (23,738)   (3,898)   (144,385)  (22,669)
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS.................  (16,582,392)   (3,522,704)  (23,797)    3,658     (89,530)   (3,954)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   78,240,591    81,763,295    48,668    45,010     448,059   452,013
                                                   ------------  ------------  --------   -------   ---------  --------
NET ASSETS AT END OF PERIOD....................... $ 61,658,199  $ 78,240,591  $ 24,871   $48,668   $ 358,529  $448,059
                                                   ============  ============  ========   =======   =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    7,385,502     8,739,334     3,821     4,210      27,820    29,321
       Units issued...............................      343,093       256,404       530        11       1,400       296
       Units redeemed.............................   (1,886,883)   (1,610,236)   (2,253)     (400)     (9,803)   (1,797)
                                                   ------------  ------------  --------   -------   ---------  --------
    Units outstanding at end of period............    5,841,712     7,385,502     2,098     3,821      19,417    27,820
                                                   ============  ============  ========   =======   =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)       SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                                                                 INVESCO VAN KAMPEN V.I.
                                           INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.          EQUITY AND
                                          CAPITAL GROWTH--SERIES II     COMSTOCK--SERIES II         INCOME--SERIES II
                                          ------------------------  --------------------------  ------------------------
                                            2011 (X)       2010         2011          2010      2011 (U)(W)      2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (564,970) $  (607,548) $   (407,707) $ (2,415,788) $   (19,913) $   191,298
Net realized gains (losses)..............   2,374,482      982,773      (146,691)   (3,586,433)     516,083     (165,007)
Change in unrealized gains (losses)......  (4,143,598)   5,361,193    (3,796,953)   25,973,333   (2,772,220)   4,558,505
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,334,086)   5,736,418    (4,351,351)   19,971,112   (2,276,050)   4,584,796
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,207       30,828       109,893       183,024       85,610       10,956
Benefit payments.........................    (786,578)    (516,246)   (3,298,406)   (3,675,769)  (2,147,156)  (1,395,749)
Payments on termination..................  (6,109,794)  (3,924,652)  (22,282,180)  (16,814,191)  (6,854,085)  (5,311,932)
Contract Maintenance Charge..............     (85,263)    (101,841)     (391,681)     (482,637)    (137,920)    (154,740)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (7,641)    (776,127)   (5,717,689)   (4,275,486)  10,992,471     (749,264)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,980,069)  (5,288,038)  (31,580,063)  (25,065,059)   1,938,920   (7,600,729)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,314,155)     448,380   (35,931,414)   (5,093,947)    (337,130)  (3,015,933)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,032,315   36,583,935   157,375,683   162,469,630   47,464,368   50,480,301
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,718,160  $37,032,315  $121,444,269  $157,375,683  $47,127,238  $47,464,368
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,258,929    3,778,351    11,989,181    14,080,751    3,394,229    3,981,365
       Units issued......................     211,148      124,060       322,890       347,657    1,151,122      183,515
       Units redeemed....................    (831,824)    (643,482)   (2,696,946)   (2,439,227)  (1,067,778)    (770,651)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,638,253    3,258,929     9,615,125    11,989,181    3,477,573    3,394,229
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                               SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                           -------------------- --------------------------   -----------------------
                                            INVESCO VAN KAMPEN                               INVESCO VAN KAMPEN V.I.
                                            V.I. GLOBAL VALUE     INVESCO VAN KAMPEN V.I.      INTERNATIONAL GROWTH
                                            EQUITY--SERIES II   GROWTH AND INCOME--SERIES II    EQUITY--SERIES II
                                           -------------------- --------------------------   -----------------------
                                               2011 (Q)(V)          2011           2010      2011 (L)(Y)     2010
                                           -------------------- ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $  (259,109)     $   (504,140)  $ (1,351,521) $   100,108  $  (10,820)
Net realized gains (losses)...............        (451,132)          860,535       (961,268)     246,591     (83,146)
Change in unrealized gains (losses).......      (4,221,674)       (2,920,099)    10,999,298      (23,363)    386,268
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................      (4,931,915)       (2,563,704)     8,686,509      323,336     292,302
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          29,086           108,696        105,292           --       1,047
Benefit payments..........................        (483,459)       (2,060,175)    (1,632,366)      (8,412)    (33,516)
Payments on termination...................      (2,245,751)      (12,836,186)    (9,121,328)    (381,785)   (386,649)
Contract Maintenance Charge...............         (38,573)         (308,645)      (382,780)      (2,347)    (22,471)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      28,797,736        (2,623,684)    (1,883,835)  (3,869,354)     51,446
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      26,059,039       (17,719,994)   (12,915,017)  (4,261,898)   (390,143)
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................      21,127,124       (20,283,698)    (4,228,508)  (3,938,562)    (97,841)
NET ASSETS AT BEGINNING OF
 PERIOD...................................              --        88,173,208     92,401,716    3,938,562   4,036,403
                                               -----------      ------------   ------------  -----------  ----------
NET ASSETS AT END OF PERIOD...............     $21,127,124      $ 67,889,510   $ 88,173,208  $        --  $3,938,562
                                               ===========      ============   ============  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................              --         5,457,732      6,315,346      445,437     493,363
       Units issued.......................       2,331,206           219,681        288,078        5,060      49,437
       Units redeemed.....................        (335,194)       (1,305,304)    (1,145,692)    (450,497)    (97,363)
                                               -----------      ------------   ------------  -----------  ----------
    Units outstanding at end of period....       1,996,012         4,372,109      5,457,732           --     445,437
                                               ===========      ============   ============  ===========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO INVESTMENT        INVESCO INVESTMENT
                                                   SERVICES (SERIES II)      SERVICES (SERIES II)    JANUS ASPEN SERIES
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                  INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                                 MID CAP GROWTH--SERIES II MID CAP VALUE--SERIES II  FORTY PORTFOLIO
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (211,693) $  (223,135) $  (440,406) $  (370,299) $  (78)  $  (174)
Net realized gains (losses).....................      37,638     (540,225)  (1,177,942)  (2,791,199)     42     3,496
Change in unrealized gains (losses).............  (1,089,259)   3,805,690    1,643,342   11,676,838    (551)   (3,061)
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from
 operations.....................................  (1,263,314)   3,042,330       24,994    8,515,340    (587)      261
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      12,767      107,496       79,898       45,053      --        --
Benefit payments................................    (147,238)    (179,491)  (1,067,222)    (923,073)     --        --
Payments on termination.........................  (1,819,744)  (1,864,627)  (6,584,217)  (5,398,370)     --    (9,639)
Contract Maintenance Charge.....................     (36,099)     (45,216)    (173,445)    (212,151)     (6)      (10)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (161,407)    (174,200)  (1,636,398)  (2,565,633)     67       100
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (2,151,721)  (2,156,038)  (9,381,384)  (9,054,174)     61    (9,549)
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,415,035)     886,292   (9,356,390)    (538,834)   (526)   (9,288)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  13,827,105   12,940,813   45,934,640   46,473,474   7,240    16,528
                                                 -----------  -----------  -----------  -----------  ------   -------
NET ASSETS AT END OF PERIOD..................... $10,412,070  $13,827,105  $36,578,250  $45,934,640  $6,714   $ 7,240
                                                 ===========  ===========  ===========  ===========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     879,191    1,030,849    2,557,484    3,109,070     472     1,134
       Units issued.............................      91,382      114,592      149,441      135,820       5         8
       Units redeemed...........................    (228,303)    (266,250)    (651,705)    (687,406)     (1)     (670)
                                                 -----------  -----------  -----------  -----------  ------   -------
    Units outstanding at end of period..........     742,270      879,191    2,055,220    2,557,484     476       472
                                                 ===========  ===========  ===========  ===========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                   LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON              PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME  PORTFOLIOS I, INC
                                                      SUB-ACCOUNT      TRUST SUB-ACCOUNT           SUB-ACCOUNT
                                                     ----------------  -----------------------   ----------------
                                                                                                   LEGG MASON
                                                                       LEGG MASON CLEARBRIDGE      CLEARBRIDGE
                                                       EMERGING        VARIABLE FUNDAMENTAL      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    ALL CAP VALUE PORTFOLIO I VALUE PORTFOLIO I
                                                     ----------------  -----------------------   ----------------
                                                      2011     2010     2011          2010        2011      2010
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   3    $  (4)   $   (1)       $    4      $    9    $   18
Net realized gains (losses).........................     4      136        (4)           (6)          4        (1)
Change in unrealized gains (losses).................  (118)     (52)      (84)          155          31        79
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from operations...  (111)      80       (89)          153          44        96
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    --       --        --            --          --        --
Benefit payments....................................    --       --        --            --          --        --
Payments on termination.............................    --     (415)       --            --          --        --
Contract Maintenance Charge.........................    (1)      (1)       (2)           (2)         (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    80      (36)       17            49         (71)       76
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from contract
 transactions.......................................    79     (452)       15            47         (73)       74
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS...................   (32)    (372)      (74)          200         (29)      170
NET ASSETS AT BEGINNING OF PERIOD...................   555      927     1,192           992       1,344     1,174
                                                      -----    -----     ------        ------    ------    ------
NET ASSETS AT END OF PERIOD......................... $ 523    $ 555    $1,118        $1,192      $1,315    $1,344
                                                      =====    =====     ======        ======    ======    ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    10       21       137           131         117       110
       Units issued.................................     2       --         2             6          --         7
       Units redeemed...............................    --      (11)       --            --          (6)       --
                                                      -----    -----     ------        ------    ------    ------
    Units outstanding at end of period..............    12       10       139           137         111       117
                                                      =====    =====     ======        ======    ======    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,245,253  $ 1,485,360  $  (131,532) $  (142,961) $  (193,418) $  (250,195)
Net realized gains (losses)..............     696,086      307,805      867,132       81,672     (773,728)  (1,335,405)
Change in unrealized gains (losses)......  (1,029,742)   1,657,004   (1,199,233)   1,734,346     (600,995)   5,106,825
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     911,597    3,450,169     (463,633)   1,673,057   (1,568,141)   3,521,225
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      43,899       38,323        3,896       40,288        1,288       13,620
Benefit payments.........................  (1,061,823)    (933,121)    (159,790)    (154,457)    (470,561)    (459,452)
Payments on termination..................  (4,613,711)  (3,981,679)  (1,177,142)    (969,419)  (2,571,067)  (2,377,217)
Contract Maintenance Charge..............    (127,062)    (139,401)     (28,937)     (31,272)     (90,109)    (108,188)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     119,667    1,919,234   (1,192,865)    (158,480)  (1,334,812)  (1,460,480)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,639,030)  (3,096,644)  (2,554,838)  (1,273,340)  (4,465,261)  (4,391,717)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,727,433)     353,525   (3,018,471)     399,717   (6,033,402)    (870,492)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,210,907   34,857,382   11,248,708   10,848,991   24,514,109   25,384,601
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $30,483,474  $35,210,907  $ 8,230,237  $11,248,708  $18,480,707  $24,514,109
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,553,890    2,795,663      812,852      918,509    2,222,309    2,661,342
       Units issued......................     239,182      393,454       70,537       70,278       81,203       81,365
       Units redeemed....................    (644,208)    (635,227)    (253,033)    (175,935)    (490,578)    (520,398)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,148,864    2,553,890      630,356      812,852    1,812,934    2,222,309
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND     INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------
                                            GROWTH OPPORTUNITIES          MID-CAP VALUE            MFS GROWTH
                                          ------------------------  ------------------------  --------------------
                                              2011         2010         2011         2010        2011       2010
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,648) $  (219,101) $  (348,693) $  (325,222) $  (9,282) $ (10,461)
Net realized gains (losses)..............   3,195,030      334,322     (913,803)  (2,205,367)    (1,675)   (25,417)
Change in unrealized gains (losses)......  (4,237,215)   2,572,251      119,074    8,277,486     (1,100)   139,203
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................  (1,246,833)   2,687,472   (1,143,422)   5,746,897    (12,057)   103,325
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,468       31,984       57,024       17,271        329        465
Benefit payments.........................    (776,612)    (382,539)  (1,036,976)    (679,444)    (8,359)   (12,424)
Payments on termination..................  (1,757,878)  (1,214,877)  (3,337,236)  (2,999,105)  (109,044)   (95,033)
Contract Maintenance Charge..............     (53,348)     (62,114)     (90,097)    (100,334)      (740)      (809)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      99,740     (679,617)    (245,386)  (1,714,235)   (21,354)   (53,592)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,467,630)  (2,307,163)  (4,652,671)  (5,475,847)  (139,168)  (161,393)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,714,463)     380,309   (5,796,093)     271,050   (151,225)   (58,068)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,398,946   14,018,637   27,793,187   27,522,137    836,004    894,072
                                          -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,684,483  $14,398,946  $21,997,094  $27,793,187  $ 684,779  $ 836,004
                                          ===========  ===========  ===========  ===========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     940,124    1,107,968    2,335,388    2,855,912     87,291    102,967
       Units issued......................     174,136      131,390      197,276      121,403         60        669
       Units redeemed....................    (326,945)    (299,234)    (576,415)    (641,927)   (15,865)   (16,345)
                                          -----------  -----------  -----------  -----------  ---------  ---------
    Units outstanding at end of
     period..............................     787,315      940,124    1,956,249    2,335,388     71,486     87,291
                                          ===========  ===========  ===========  ===========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               MFS VARIABLE          MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST        INSURANCE TRUST         INSURANCE TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------  ----------------------  ----------------------
                                             MFS HIGH INCOME      MFS INVESTORS TRUST      MFS NEW DISCOVERY
                                           -------------------  ----------------------  ----------------------
                                              2011      2010       2011        2010        2011        2010
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  34,915  $ 32,211  $   (7,206) $   (1,787) $  (24,603) $  (25,740)
Net realized gains (losses)...............     1,301    (2,905)    107,335      11,507     311,986      42,582
Change in unrealized gains (losses).......   (22,369)   37,934    (113,438)    134,820    (485,048)    535,296
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    13,847    67,240     (13,309)    144,540    (197,665)    552,138
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        30        86       1,961       4,318      13,691      18,466
Benefit payments..........................        --   (10,490)    (21,278)    (12,846)     (3,807)     (9,299)
Payments on termination...................   (27,176)  (46,065)   (344,015)   (212,217)   (291,043)   (488,483)
Contract Maintenance Charge...............      (282)     (329)       (972)     (1,188)     (1,826)     (2,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (124,856)   (1,431)   (317,591)      3,512      49,120    (217,029)
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (152,284)  (58,229)   (681,895)   (218,421)   (233,865)   (698,368)
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (138,437)    9,011    (695,204)    (73,881)   (431,530)   (146,230)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   535,897   526,886   1,665,690   1,739,571   2,007,644   2,153,874
                                           ---------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 397,460  $535,897  $  970,486  $1,665,690  $1,576,114  $2,007,644
                                           =========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    35,525    39,516     162,802     186,055     101,590     146,944
       Units issued.......................     7,915       722       2,771       7,586       9,168       7,068
       Units redeemed.....................   (17,979)   (4,713)    (67,488)    (30,839)    (19,998)    (52,422)
                                           ---------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    25,461    35,525      98,085     162,802      90,760     101,590
                                           =========  ========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     MFS VARIABLE          MFS VARIABLE          MFS VARIABLE
                                                   INSURANCE TRUST        INSURANCE TRUST       INSURANCE TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                     MFS RESEARCH        MFS RESEARCH BOND       MFS UTILITIES
                                                 -------------------  ----------------------  ------------------
                                                   2011       2010       2011        2010       2011      2010
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (3,675) $  (3,066) $   14,054  $   25,465  $  4,608  $  4,449
Net realized gains (losses).....................    2,196    (16,637)     57,105      28,443     4,637     1,227
Change in unrealized gains (losses).............   (9,553)    90,568      (8,161)     31,952     4,484    21,399
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  (11,032)    70,865      62,998      85,860    13,729    27,075
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --      8,000       9,682       9,144        --        --
Benefit payments................................   (2,360)      (586)      3,384     (16,008)       --        --
Payments on termination.........................  (26,290)  (132,180)   (176,379)   (189,526)  (23,986)  (29,338)
Contract Maintenance Charge.....................     (292)      (306)     (1,029)     (1,251)     (110)     (107)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      (28)    (7,903)   (237,055)     20,808     9,188     4,693
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (28,970)  (132,975)   (401,397)   (176,833)  (14,908)  (24,752)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (40,002)   (62,110)   (338,399)    (90,973)   (1,179)    2,323
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  608,261    670,371   1,366,632   1,457,605   256,646   254,323
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $568,259  $ 608,261  $1,028,233  $1,366,632  $255,467  $256,646
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   63,710     80,128      78,934      89,259    12,632    14,043
       Units issued.............................        9      1,531       3,176       9,434       430       235
       Units redeemed...........................   (2,867)   (17,949)    (25,835)    (19,759)   (1,134)   (1,646)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   60,852     63,710      56,275      78,934    11,928    12,632
                                                 ========  =========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           ---------------------  ---------------------  ---------------------
                                                MFS GROWTH        MFS INVESTORS TRUST     MFS NEW DISCOVERY
                                             (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                           ---------------------  ---------------------  ---------------------
                                              2011       2010       2011        2010       2011        2010
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (3,348)  $ (4,152)  $ (1,250)   $   (921)  $ (4,363)   $ (4,008)
Net realized gains (losses)...............    37,768     12,092      6,491       3,771     48,865       4,683
Change in unrealized gains (losses).......   (38,099)    23,436    (11,190)     12,524    (78,800)     84,143
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................    (3,679)    31,376     (5,949)     15,374    (34,298)     84,818
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        --         --         --          --         35          60
Benefit payments..........................        --    (10,892)   (21,082)         --         --      (1,832)
Payments on termination...................  (121,875)   (45,452)    (3,427)    (30,251)   (47,112)     (7,912)
Contract Maintenance Charge...............       (79)       (76)      (156)       (174)       (86)        (96)
Transfers among the sub-accounts and with
 the Fixed Account--net...................        63     (2,303)    (4,147)        342    (12,356)    (39,315)
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................  (121,891)   (58,723)   (28,812)    (30,083)   (59,519)    (49,095)
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (125,570)   (27,347)   (34,761)    (14,709)   (93,817)     35,723
NET ASSETS AT BEGINNING OF
 PERIOD...................................   264,706    292,053    182,975     197,684    321,846     286,123
                                           ---------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $ 139,136   $264,706   $148,214    $182,975   $228,029    $321,846
                                           =========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    27,702     34,562     17,834      21,059     24,168      28,790
       Units issued.......................     1,063         40        264          66        829         611
       Units redeemed.....................   (13,903)    (6,900)    (3,001)     (3,291)    (5,616)     (5,233)
                                           ---------   --------    --------   --------    --------   --------
    Units outstanding at end of period....    14,862     27,702     15,097      17,834     19,381      24,168
                                           =========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)      INVESTMENT SERIES
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ---------------------  ----------------------  ------------------------
                                              MFS RESEARCH             MFS UTILITIES
                                             (SERVICE CLASS)          (SERVICE CLASS)         AGGRESSIVE EQUITY
                                           ---------------------  ----------------------  ------------------------
                                             2011        2010        2011        2010         2011         2010
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,107)   $ (1,253)  $   19,502  $   17,674  $  (193,278) $  (192,030)
Net realized gains (losses)...............   18,673       4,971       31,389       6,504      857,274      565,598
Change in unrealized gains (losses).......  (20,871)     15,868       13,506     123,836   (1,701,237)   2,466,203
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   (3,305)     19,586       64,397     148,014   (1,037,241)   2,839,771
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --           --         700       22,359        4,170
Benefit payments..........................  (22,665)         --           --          --     (458,685)    (513,892)
Payments on termination...................  (32,794)    (26,926)    (167,521)   (116,904)  (1,612,315)  (1,351,106)
Contract Maintenance Charge...............      (49)        (51)        (126)       (142)      (9,059)      (9,977)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (5,621)        917       14,780       2,881       85,877     (597,360)
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (61,129)    (26,060)    (152,867)   (113,465)  (1,971,823)  (2,468,165)
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (64,434)     (6,474)     (88,470)     34,549   (3,009,064)     371,606
NET ASSETS AT BEGINNING OF
 PERIOD...................................  167,945     174,419    1,401,341   1,366,792   14,195,986   13,824,380
                                            --------   --------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $103,511    $167,945   $1,312,871  $1,401,341  $11,186,922  $14,195,986
                                            ========   ========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   16,252      19,273       71,863      77,898      900,377    1,100,531
       Units issued.......................       12         105        1,147         206       54,287       50,363
       Units redeemed.....................   (5,923)     (3,126)      (8,766)     (6,241)    (180,326)    (250,517)
                                            --------   --------   ----------  ----------  -----------  -----------
    Units outstanding at end of period....   10,341      16,252       64,244      71,863      774,338      900,377
                                            ========   ========   ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                               EUROPEAN EQUITY               INCOME PLUS             LIMITED DURATION
                                          -------------------------  --------------------------  ------------------------
                                              2011          2010         2011          2010          2011         2010
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    423,091  $   610,929  $  4,069,563  $  4,862,611  $   242,136  $   302,384
Net realized gains (losses)..............     (777,308)  (1,793,193)    1,466,256     1,103,072     (472,862)    (637,427)
Change in unrealized gains (losses)......   (4,279,245)   3,466,513    (2,220,215)    1,759,038      404,002      471,589
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (4,633,462)   2,284,249     3,315,604     7,724,721      173,276      136,546
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       45,210       45,609        97,064       103,842           --         (195)
Benefit payments.........................   (2,013,181)  (1,696,471)   (7,305,084)   (4,028,247)    (427,952)  (1,050,387)
Payments on termination..................   (4,523,494)  (4,482,734)  (11,112,285)  (10,585,779)  (1,187,461)  (1,661,762)
Contract Maintenance Charge..............      (26,643)     (31,351)      (39,290)      (45,312)      (6,810)      (8,004)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,562,328)  (2,000,369)      230,412      (924,623)    (667,660)     642,435
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,080,436)  (8,165,316)  (18,129,183)  (15,480,119)  (2,289,883)  (2,077,913)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,713,898)  (5,881,067)  (14,813,579)   (7,755,398)  (2,116,607)  (1,941,367)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   50,452,083   56,333,150    98,115,738   105,871,136   13,853,164   15,794,531
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 37,738,185  $50,452,083  $ 83,302,159  $ 98,115,738  $11,736,557  $13,853,164
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,820,247    2,151,401     3,561,344     4,147,481    1,321,538    1,519,589
       Units issued......................       25,860       29,614       124,795       160,122       41,739      159,118
       Units redeemed....................     (312,305)    (360,768)     (776,257)     (746,259)    (257,214)    (357,169)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,533,802    1,820,247     2,909,882     3,561,344    1,106,063    1,321,538
                                          ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  --------------------------  --------------------------
                                               MONEY MARKET            MULTI CAP GROWTH (Z)             STRATEGIST
                                        --------------------------  --------------------------  --------------------------
                                            2011          2010          2011          2010          2011          2010
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (710,052) $   (890,280) $ (2,364,230) $ (2,288,368) $    765,811  $    241,912
Net realized gains (losses)............           --            --     7,905,547     1,717,568     7,358,180    (2,396,999)
Change in unrealized gains
 (losses)..............................           --            --   (19,503,735)   44,920,163   (17,771,849)    8,488,777
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (710,052)     (890,280)  (13,962,418)   44,349,363    (9,647,858)    6,333,690
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      135,920        55,754        87,552       162,694        83,171        42,477
Benefit payments.......................   (2,065,528)   (3,822,473)   (7,530,127)   (5,686,860)   (5,534,513)   (3,826,823)
Payments on termination................  (10,618,548)  (17,287,169)  (18,139,498)  (17,184,247)  (10,975,599)  (11,235,100)
Contract Maintenance Charge............      (34,768)      (42,762)     (104,067)     (113,617)      (49,979)      (59,432)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    5,840,457    (1,203,303)   (5,054,783)   (4,694,616)   (3,143,997)     (294,776)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (6,742,467)  (22,299,953)  (30,740,923)  (27,516,646)  (19,620,917)  (15,373,654)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   (7,452,519)  (23,190,233)  (44,703,341)   16,832,717   (29,268,775)   (9,039,964)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   54,828,691    78,018,924   208,335,456   191,502,739   119,745,774   128,785,738
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 47,376,172  $ 54,828,691  $163,632,115  $208,335,456  $ 90,476,999  $119,745,774
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,762,495     5,288,769     4,780,691     5,605,630     4,202,435     4,778,719
       Units issued....................    1,125,584       985,190       121,237        96,281        76,667       145,059
       Units redeemed..................   (1,577,413)   (2,511,464)     (852,752)     (921,220)     (786,212)     (721,343)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    3,310,666     3,762,495     4,049,176     4,780,691     3,492,890     4,202,435
                                        ============  ============  ============  ============  ============  ============

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         MORGAN STANLEY VARIABLE      INVESTMENT SERIES         INVESTMENT SERIES
                                            INVESTMENT SERIES         (CLASS Y SHARES)          (CLASS Y SHARES)
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ------------------------  ------------------------  ------------------------
                                                                      AGGRESSIVE EQUITY          EUROPEAN EQUITY
                                                UTILITIES             (CLASS Y SHARES)          (CLASS Y SHARES)
                                        ------------------------  ------------------------  ------------------------
                                            2011         2010         2011         2010         2011         2010
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   656,077  $   918,021  $  (276,070) $  (272,476) $    55,546  $   111,478
Net realized gains (losses)............  (1,659,643)  (1,598,843)   1,690,993      878,059     (520,630)    (491,911)
Change in unrealized gains
 (losses)..............................   8,441,952    3,366,144   (2,751,392)   2,736,728   (1,215,803)   1,175,369
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   7,438,386    2,685,322   (1,336,469)   3,342,311   (1,680,887)     794,936
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      52,537      123,678       30,554       20,549       14,624       18,174
Benefit payments.......................  (3,277,624)  (3,031,800)    (292,385)    (387,259)    (245,943)    (225,621)
Payments on termination................  (5,193,980)  (5,514,039)  (2,517,131)  (1,576,508)  (1,800,767)  (1,661,599)
Contract Maintenance Charge............     (28,257)     (32,052)     (18,378)     (22,117)     (23,542)     (28,725)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (900,246)    (959,977)   1,451,190     (217,990)  (2,192,699)    (360,329)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,347,570)  (9,414,190)  (1,346,150)  (2,183,325)  (4,248,327)  (2,258,100)
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (1,909,184)  (6,728,868)  (2,682,619)   1,158,986   (5,929,214)  (1,463,164)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  56,101,034   62,829,902   17,487,620   16,328,634   17,218,905   18,682,069
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $54,191,850  $56,101,034  $14,805,001  $17,487,620  $11,289,691  $17,218,905
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,313,748    2,729,423    1,405,491    1,615,247    1,562,908    1,793,332
       Units issued....................      47,238       60,372      213,142       97,051       28,873       52,612
       Units redeemed..................    (398,451)    (476,047)    (325,865)    (306,807)    (387,439)    (283,036)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   1,962,535    2,313,748    1,292,768    1,405,491    1,204,342    1,562,908
                                        ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                                INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                        --------------------------  ------------------------  --------------------------
                                            2011          2010          2011         2010         2011          2010
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  4,428,967  $  5,439,115  $   609,432  $   882,381  $   (991,670) $ (1,172,327)
Net realized gains (losses)............    1,926,583     2,412,416   (2,521,196)  (2,639,273)           --            --
Change in unrealized gains
 (losses)..............................   (2,984,031)    1,241,447    2,278,585    2,058,996            --            --
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    3,371,519     9,092,978      366,821      302,104      (991,670)   (1,172,327)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      194,433       338,360       23,805       82,999        59,542        67,849
Benefit payments.......................   (3,248,796)   (4,191,045)  (1,303,130)  (1,349,086)   (1,124,326)   (2,461,495)
Payments on termination................  (18,457,196)  (27,360,225)  (6,869,093)  (6,216,686)  (22,304,332)  (17,836,926)
Contract Maintenance Charge............     (270,976)     (326,097)     (91,846)    (118,811)     (183,113)     (217,214)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,422,317)     (938,823)  (1,689,565)     535,029    13,796,650     8,002,332
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (24,204,852)  (32,477,830)  (9,929,829)  (7,066,555)   (9,755,579)  (12,445,454)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (20,833,333)  (23,384,852)  (9,563,008)  (6,764,451)  (10,747,249)  (13,617,781)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  121,240,212   144,625,064   52,203,681   58,968,132    64,508,380    78,126,161
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $100,406,879  $121,240,212  $42,640,673  $52,203,681  $ 53,761,131  $ 64,508,380
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,428,823    10,696,039    5,587,606    6,355,059     6,281,926     7,479,720
       Units issued....................      488,309       633,964      264,374      653,091     2,437,710     2,194,698
       Units redeemed..................   (2,142,247)   (2,901,180)  (1,322,491)  (1,420,544)   (3,397,792)   (3,392,492)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    6,774,885     8,428,823    4,529,489    5,587,606     5,321,844     6,281,926
                                        ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)            (CLASS Y SHARES)          (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  -------------------------  ------------------------
                                             MULTI CAP GROWTH               STRATEGIST                 UTILITIES
                                           (CLASS Y SHARES) (AA)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                        --------------------------  -------------------------  ------------------------
                                            2011          2010          2011          2010         2011         2010
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (976,157) $ (1,027,531) $     14,455  $  (214,899) $    86,840  $   165,036
Net realized gains (losses)............    5,932,081     3,414,815     3,091,128     (920,597)    (723,605)    (543,801)
Change in unrealized gains
 (losses)..............................   (9,244,009)   11,287,651    (7,461,485)   3,619,969    2,571,286    1,026,916
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   (4,288,085)   13,674,935    (4,355,902)   2,484,473    1,934,521      648,151
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       22,023        32,237        27,764      147,334        4,560       19,530
Benefit payments.......................   (1,444,204)   (1,189,621)   (2,254,477)  (1,252,510)    (477,194)    (530,055)
Payments on termination................  (10,644,568)   (6,767,904)   (6,392,574)  (4,627,249)  (2,420,931)  (1,875,713)
Contract Maintenance Charge............     (116,183)     (135,517)      (87,157)    (107,706)     (14,293)     (17,400)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (370,852)   (2,862,920)   (3,202,816)     132,000     (277,296)    (206,830)
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (12,553,784)  (10,923,725)  (11,909,260)  (5,708,131)  (3,185,154)  (2,610,468)
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (16,841,869)    2,751,210   (16,265,162)  (3,223,658)  (1,250,633)  (1,962,317)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   64,428,077    61,676,867    55,141,639   58,365,297   15,392,028   17,354,345
                                        ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 47,586,208  $ 64,428,077  $ 38,876,477  $55,141,639  $14,141,395  $15,392,028
                                        ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,919,443     5,874,484     4,237,343    4,690,562    1,453,772    1,705,897
       Units issued....................      224,414       137,441        74,081      202,909       49,030       66,252
       Units redeemed..................   (1,189,872)   (1,092,482)     (993,691)    (656,128)    (312,995)    (318,377)
                                        ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    3,953,985     4,919,443     3,317,733    4,237,343    1,189,807    1,453,772
                                        ============  ============  ============  ===========  ===========  ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    NEUBERGER BERMAN    NEUBERGER BERMAN         OPPENHEIMER
                                                   ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                    TRUST SUB-ACCOUNT  TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                   ------------------- -----------------   ----------------------
                                                           AMT                                   OPPENHEIMER
                                                     MID-CAP GROWTH       AMT PARTNERS            BALANCED
                                                   ------------------- -----------------   ----------------------
                                                          2011           2011       2010      2011        2010
                                                   ------------------- --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $  (437)      $   (349)  $  (285) $   19,513  $   (1,287)
Net realized gains (losses).......................           207         (3,983)   (1,038)    (65,051)    (92,511)
Change in unrealized gains (losses)...............          (288)         2,604     5,444      36,444     318,913
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from operations.          (518)        (1,728)    4,121      (9,094)    225,115
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................            --             --        --         150      16,358
Benefit payments..................................            --             --        --     (74,726)   (117,791)
Payments on termination...........................            --         (1,503)   (1,614)   (227,383)   (193,671)
Contract Maintenance Charge.......................            --            (17)      (26)     (1,039)     (1,160)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        44,945        (13,621)       --     (79,044)    205,189
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................        44,945        (15,141)   (1,640)   (382,042)    (91,075)
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................        44,427        (16,869)    2,481    (391,136)    134,040
NET ASSETS AT BEGINNING OF
 PERIOD...........................................            --         33,687    31,206   2,237,153   2,103,113
                                                         -------       --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD.......................       $44,427       $ 16,818   $33,687  $1,846,017  $2,237,153
                                                         =======       ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......            --          2,481     2,616     205,508     214,809
       Units issued...............................         4,440             --        --       1,383      22,917
       Units redeemed.............................        (1,101)        (1,061)     (135)    (35,915)    (32,218)
                                                         -------       --------   -------  ----------  ----------
    Units outstanding at end of period............         3,339          1,420     2,481     170,976     205,508
                                                         =======       ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                               2011        2010        2011        2010         2011         2010
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (38,446) $  (52,917) $   68,208  $    9,411  $     2,564  $     7,860
Net realized gains (losses)...............     100,763     (12,571)   (151,014)   (146,623)     140,260        4,474
Change in unrealized gains (losses).......    (148,609)    368,568     170,058     287,855     (415,928)     502,285
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     (86,292)    303,080      87,252     150,643     (273,104)     514,619
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      45,193      55,972      10,045      10,963       24,964       33,254
Benefit payments..........................     (23,935)    (64,512)     (1,847)         --      (15,452)     (23,916)
Payments on termination...................    (972,850)   (690,457)   (251,577)   (267,038)    (745,739)    (890,496)
Contract Maintenance Charge...............      (3,891)     (4,654)     (1,144)     (1,383)      (3,303)      (3,875)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (119,413)    (16,919)   (209,691)    (62,124)    (226,604)    (129,612)
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,074,896)   (720,570)   (454,214)   (319,582)    (966,134)  (1,014,645)
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,161,188)   (417,490)   (366,962)   (168,939)  (1,239,238)    (500,026)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,390,422   4,807,912   1,468,878   1,637,817    3,973,077    4,473,103
                                           -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,229,234  $4,390,422  $1,101,916  $1,468,878  $ 2,733,839  $ 3,973,077
                                           ===========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     438,145     516,741     143,784     176,259      209,357      270,564
       Units issued.......................      13,444      17,628       4,010       6,941        9,568        6,668
       Units redeemed.....................    (119,725)    (96,224)    (47,038)    (39,416)     (59,102)     (67,875)
                                           -----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....     331,864     438,145     100,756     143,784      159,823      209,357
                                           ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------   ----------------------
                                                       OPPENHEIMER
                                                         GLOBAL               OPPENHEIMER             OPPENHEIMER
                                                    STRATEGIC INCOME          HIGH INCOME             MAIN STREET
                                                 ----------------------  --------------------   ----------------------
                                                    2011        2010        2011        2010       2011        2010
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   60,844  $  244,194  $  30,421   $  19,647  $  (11,826) $   (6,795)
Net realized gains (losses).....................    146,818      54,957   (256,123)   (144,553)     30,707     (22,751)
Change in unrealized gains (losses).............   (206,726)    129,261    223,886     173,530     (51,176)    326,026
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................        936     428,412     (1,816)     48,624     (32,295)    296,480
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        895       7,270      4,567       7,897       1,440       1,440
Benefit payments................................    (60,641)    (27,408)       857      (3,926)     (4,725)    (58,591)
Payments on termination.........................   (624,986)   (430,973)   (37,569)    (54,317)   (287,339)   (351,572)
Contract Maintenance Charge.....................       (969)       (983)      (326)       (369)     (1,281)     (1,463)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (124,919)    (69,410)  (106,684)     (8,622)    (74,190)    (27,351)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (810,620)   (521,504)  (139,155)    (59,337)   (366,095)   (437,537)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (809,684)    (93,092)  (140,971)    (10,713)   (398,390)   (141,057)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,331,292   3,424,384    385,337     396,050   2,276,657   2,417,714
                                                 ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,521,608  $3,331,292  $ 244,366   $ 385,337  $1,878,267  $2,276,657
                                                 ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    186,175     216,767     99,860     116,219     229,696     278,666
       Units issued.............................      7,718       3,953      5,984       5,501      10,161       4,241
       Units redeemed...........................    (52,625)    (34,545)   (40,369)    (21,860)    (47,349)    (53,211)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
    Units outstanding at end of period..........    141,268     186,175     65,475      99,860     192,508     229,696
                                                 ==========  ==========  =========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------   ------------------------
                                                OPPENHEIMER            OPPENHEIMER
                                                MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                            SMALL MID CAP (AB)           GROWTH                BALANCED (SS)
                                          ----------------------  --------------------   ------------------------
                                             2011        2010        2011        2010        2011         2010
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,977) $  (10,175) $ (10,538)  $ (10,793) $    90,203  $   (71,379)
Net realized gains (losses)..............    118,837      93,174     36,772     (14,766)  (1,117,086)  (1,422,647)
Change in unrealized gains (losses)......   (148,260)    242,071    (17,143)    188,958      887,558    3,264,950
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (38,400)    325,070      9,091     163,399     (139,325)   1,770,924
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,272      10,081         --          75       18,483       73,700
Benefit payments.........................      1,191      (3,299)   (22,807)     (4,628)    (451,548)    (299,204)
Payments on termination..................   (378,958)   (419,504)  (139,113)   (113,477)  (2,650,900)  (1,891,142)
Contract Maintenance Charge..............     (2,051)     (2,421)      (403)       (423)     (62,415)     (72,127)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,070    (157,659)    (5,795)    (21,332)    (115,444)    (235,981)
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (366,476)   (572,802)  (168,118)   (139,785)  (3,261,824)  (2,424,754)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (404,876)   (247,732)  (159,027)     23,614   (3,401,149)    (653,830)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,628,386   1,876,118    761,717     738,103   17,336,584   17,990,414
                                          ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,223,510  $1,628,386  $ 602,690   $ 761,717  $13,935,435  $17,336,584
                                          ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     76,506     107,416    107,904     129,519    1,463,028    1,683,576
       Units issued......................      5,753       5,977         26       1,953       83,336      110,851
       Units redeemed....................    (22,648)    (36,887)   (19,101)    (23,568)    (355,661)    (331,399)
                                          ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of
     period..............................     59,611      76,506     88,829     107,904    1,190,703    1,463,028
                                          ==========  ==========  =========   =========  ===========  ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (550,622) $  (661,698) $ 1,447,663  $    41,740  $   (90,325) $   (69,660)
Net realized gains (losses)..............   1,064,154       94,389   (2,171,999)  (2,865,547)     400,895     (228,316)
Change in unrealized gains (losses)......  (1,407,617)   3,484,834    2,767,536    6,118,163   (2,058,387)   3,202,212
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (894,085)   2,917,525    2,043,200    3,294,356   (1,747,817)   2,904,236
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      42,106       52,644       76,423      120,290       79,571       43,948
Benefit payments.........................    (745,903)    (612,853)    (866,889)  (1,314,635)    (931,709)    (488,888)
Payments on termination..................  (6,075,089)  (4,502,001)  (4,414,127)  (4,034,399)  (3,372,333)  (2,673,080)
Contract Maintenance Charge..............    (148,954)    (178,473)    (143,586)    (166,357)     (57,954)     (70,078)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,366,410)  (1,401,109)  (1,698,631)   1,580,123     (661,335)    (482,431)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (8,294,250)  (6,641,792)  (7,046,810)  (3,814,978)  (4,943,760)  (3,670,529)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,188,335)  (3,724,267)  (5,003,610)    (520,622)  (6,691,577)    (766,293)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  41,804,184   45,528,451   35,710,825   36,231,447   23,049,955   23,816,248
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $32,615,849  $41,804,184  $30,707,215  $35,710,825  $16,358,378  $23,049,955
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
       Units issued......................     136,776      207,673      485,932      893,237       56,169       79,222
       Units redeemed....................    (772,984)    (759,728)  (1,381,829)  (1,418,245)    (290,901)    (275,534)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,606,277    3,242,485    3,796,461    4,692,358      876,022    1,110,754
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                      (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                            OPPENHEIMER
                                         GLOBAL STRATEGIC              OPPENHEIMER                OPPENHEIMER
                                            INCOME (SS)             HIGH INCOME (SS)           MAIN STREET (SS)
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,221,093  $  6,593,204  $ 1,110,338  $   705,685  $   (569,414) $   (431,899)
Net realized gains (losses)........    3,215,795     1,017,841   (3,268,121)  (3,475,427)      571,570      (865,818)
Change in unrealized gains
 (losses)..........................   (4,843,232)    4,265,156    1,678,817    4,604,330    (1,124,080)    9,619,991
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     (406,344)   11,876,201     (478,966)   1,834,588    (1,121,924)    8,322,274
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       84,088        58,250       24,928       60,349       108,336       169,490
Benefit payments...................   (3,066,892)   (2,155,857)    (283,316)    (272,948)   (1,587,215)   (1,003,028)
Payments on termination............  (15,692,927)  (10,512,991)  (1,914,724)  (1,418,280)   (7,773,095)   (7,187,836)
Contract Maintenance Charge........     (327,488)     (378,018)     (67,575)     (77,837)     (234,259)     (275,154)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,188,667)   (2,925,587)    (196,106)    (466,138)   (1,795,410)   (3,195,664)
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (21,191,886)  (15,914,203)  (2,436,793)  (2,174,854)  (11,281,643)  (11,492,192)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (21,598,230)   (4,038,002)  (2,915,759)    (340,266)  (12,403,567)   (3,169,918)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   95,404,183    99,442,185   15,511,751   15,852,017    64,078,521    67,248,439
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 73,805,953  $ 95,404,183  $12,595,992  $15,511,751  $ 51,674,954  $ 64,078,521
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    5,770,140     6,797,883    3,580,046    4,122,189     4,508,435     5,396,030
       Units issued................      424,281       405,721      222,275      213,049       167,757       265,738
       Units redeemed..............   (1,687,267)   (1,433,464)    (768,244)    (755,192)     (968,007)   (1,153,333)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    4,507,154     5,770,140    3,034,077    3,580,046     3,708,185     4,508,435
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                  SMALL MID CAP (SS) (AC)         GROWTH (SS)        (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (301,780) $  (328,943) $  (160,625) $  (160,372) $    8    $    5
Net realized gains (losses).....................   1,101,780      235,136      315,835     (136,094)     14        45
Change in unrealized gains (losses).............  (1,567,322)   5,525,640     (109,577)   2,553,841      49        85
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................    (767,322)   5,431,833       45,633    2,257,375      71       135
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     154,488       30,833       11,877       18,643      --        --
Benefit payments................................    (522,549)    (435,045)    (246,131)    (212,715)     --        --
Payments on termination.........................  (3,979,560)  (3,044,357)  (1,227,388)  (1,219,276)     --      (923)
Contract Maintenance Charge.....................    (111,254)    (130,380)     (45,430)     (49,887)     (3)       (4)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,392,542)  (1,895,318)    (347,350)    (495,769)     (3)       31
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,851,417)  (5,474,267)  (1,854,422)  (1,959,004)     (6)     (896)
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,618,739)     (42,434)  (1,808,789)     298,371      65      (761)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,817,484   28,859,918   10,364,995   10,066,624   1,391     2,152
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $22,198,745  $28,817,484  $ 8,556,206  $10,364,995  $1,456    $1,391
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,420,539    1,723,224      752,243      913,633      99       164
       Units issued.............................      75,959       64,251       37,068       27,785      --         2
       Units redeemed...........................    (357,117)    (366,936)    (163,287)    (189,175)     --       (67)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,139,381    1,420,539      626,024      752,243      99        99
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE   PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  --------------  ----------------------
                                                                                         PIMCO VIT COMMODITY
                                                                         PIMCO TOTAL     REALRETURN STRATEGY
                                                       MONEY MARKET        RETURN         (ADVISOR SHARES)
                                                     ----------------  --------------  ----------------------
                                                       2011     2010    2011    2010      2011        2010
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (314) $  (328) $   15  $    9  $  664,886  $  580,278
Net realized gains (losses).........................      --       --      24      41    (204,524)    (68,488)
Change in unrealized gains (losses).................      --       --     (12)     23    (926,818)    451,021
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from operations...    (314)    (328)     27      73    (466,456)    962,811
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --       2,400       2,400
Benefit payments....................................      --       --      --      --    (197,788)     (7,805)
Payments on termination.............................      --   (1,681)     --      --    (735,259)   (340,936)
Contract Maintenance Charge.........................     (42)     (47)     (6)     (6)    (23,921)    (24,776)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (17)      69     (62)     47     490,696   1,077,523
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (59)  (1,659)    (68)     41    (463,872)    706,406
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (373)  (1,987)    (41)    114    (930,328)  1,669,217
NET ASSETS AT BEGINNING OF PERIOD...................  21,847   23,834   1,264   1,150   5,620,842   3,951,625
                                                     -------  -------  ------  ------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,474  $21,847  $1,223  $1,264  $4,690,514  $5,620,842
                                                     =======  =======  ======  ======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,100    2,258      81      78     520,011     447,186
       Units issued.................................       3        9       1       8     141,188     145,159
       Units redeemed...............................      (9)    (167)     (5)     (5)   (184,429)    (72,334)
                                                     -------  -------  ------  ------  ----------  ----------
    Units outstanding at end of period..............   2,094    2,100      77      81     476,770     520,011
                                                     =======  =======  ======  ======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   PIMCO                     PIMCO                     PIMCO
                                          VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                                 PIMCO VIT
                                                 EMERGING                  PIMCO VIT              PIMCO VIT TOTAL
                                               MARKETS BOND               REALRETURN                  RETURN
                                             (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   67,182   $   57,164  $    28,091  $   (32,466) $   246,322  $   222,285
Net realized gains (losses)..............     32,140       27,023      479,337      216,916      852,004    1,544,385
Change in unrealized gains (losses)......    (20,867)      52,052      263,929      416,148     (557,822)     289,086
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     78,455      136,239      771,357      600,598      540,504    2,055,756
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,349          339           --           --        7,300        4,840
Benefit payments.........................    (81,182)     (18,432)    (294,870)    (122,413)  (1,047,783)    (511,706)
Payments on termination..................   (304,385)    (260,866)  (1,503,173)  (1,949,529)  (5,530,594)  (5,647,684)
Contract Maintenance Charge..............     (9,545)      (9,532)     (38,118)     (49,104)    (122,809)    (157,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (185,481)   1,167,804        6,914      767,579      477,332    2,818,178
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (572,244)     879,313   (1,829,247)  (1,353,467)  (6,216,554)  (3,493,963)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (493,789)   1,015,552   (1,057,890)    (752,869)  (5,676,050)  (1,438,207)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,483,220    1,467,668    8,968,041    9,720,910   31,973,223   33,411,430
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $1,989,431   $2,483,220  $ 7,910,151  $ 8,968,041  $26,297,173  $31,973,223
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
       Units issued......................     47,237      118,506       86,990      128,540      333,854      478,902
       Units redeemed....................    (90,804)     (53,126)    (228,724)    (237,508)    (790,959)    (739,099)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...    144,289      187,856      581,170      722,904    1,911,971    2,369,076
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                                 VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                              GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                          ------------------------  -----------------------  ------------------------
                                              2011         2010         2011        2010         2011         2010
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   847,973  $ 2,624,754  $   (70,063) $  (55,783) $ 3,188,682  $ 5,719,390
Net realized gains (losses)..............   3,231,301      833,135      249,582     (21,785)    (785,621)    (650,270)
Change in unrealized gains (losses)......  (2,220,982)  (1,900,749)    (537,679)  1,318,053   (3,918,943)    (457,952)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,858,292    1,557,140     (358,160)  1,240,485   (1,515,882)   4,611,168
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,365       48,956        8,364      10,764       44,797       39,533
Benefit payments.........................    (854,678)  (1,182,658)     (63,301)   (102,982)  (1,483,392)  (1,067,422)
Payments on termination..................  (4,507,824)  (5,661,074)    (496,625)   (453,954)  (4,947,968)  (5,210,597)
Contract Maintenance Charge..............     (73,895)     (89,852)     (16,978)    (15,548)     (74,723)     (96,417)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,251,867)    (135,936)    (172,451)    752,735     (140,635)  (3,170,931)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,654,899)  (7,020,564)    (740,991)    191,015   (6,601,921)  (9,505,834)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,796,607)  (5,463,424)  (1,099,151)  1,431,500   (8,117,803)  (4,894,666)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,972,734   43,436,158    5,846,651   4,415,151   40,914,115   45,808,781
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,176,127  $37,972,734  $ 4,747,500  $5,846,651  $32,796,312  $40,914,115
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,370,289    2,804,488      301,339     290,101    2,431,193    3,023,327
       Units issued......................     141,621      261,986       50,754      93,382      197,614      214,582
       Units redeemed....................    (615,498)    (696,185)     (87,785)    (82,144)    (587,495)    (806,716)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,896,412    2,370,289      264,308     301,339    2,041,312    2,431,193
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2011          2010          2011          2010          2011         2010
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    344,524  $    495,302  $    511,083  $  2,929,938  $   922,538  $ 1,373,193
Net realized gains (losses)..............    5,474,504     4,182,640    (5,691,912)   (7,079,266)     125,800     (304,519)
Change in unrealized gains (losses)......   (4,971,689)    5,357,754     6,173,644    10,861,372   (1,555,149)   2,768,905
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      847,339    10,035,696       992,815     6,712,044     (506,811)   3,837,579
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      151,107       141,233       124,966       150,973       29,812       68,972
Benefit payments.........................   (1,930,330)   (2,045,073)   (2,268,553)   (2,515,778)    (657,629)    (565,933)
Payments on termination..................   (9,917,208)  (10,370,921)   (8,604,892)   (6,831,692)  (3,738,354)  (3,335,406)
Contract Maintenance Charge..............     (298,444)     (354,999)     (209,946)     (240,385)     (97,902)    (115,464)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,530,914)   (4,925,341)   (2,747,094)   (2,875,435)  (1,479,886)      11,149
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (16,525,789)  (17,555,101)  (13,705,519)  (12,312,317)  (5,943,959)  (3,936,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (15,678,450)   (7,519,405)  (12,712,704)   (5,600,273)  (6,450,770)     (99,103)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   95,741,147   103,260,552    76,075,659    81,675,932   32,763,595   32,862,698
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,062,697  $ 95,741,147  $ 63,362,955  $ 76,075,659  $26,312,825  $32,763,595
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
       Units issued......................      394,128       486,731       225,749       324,587      172,259      389,741
       Units redeemed....................   (1,502,124)   (1,780,255)   (1,513,272)   (1,585,120)    (597,414)    (739,102)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    5,589,654     6,697,650     5,947,992     7,235,515    2,012,992    2,438,147
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   130,385  $   206,202  $  (155,173) $   183,339  $   366,275  $   537,845
Net realized gains (losses)..............  (1,583,767)  (2,635,975)   1,198,321      125,946     (477,624)    (561,839)
Change in unrealized gains (losses)......     429,481    4,107,090   (1,495,452)    (118,805)  (1,019,525)     (49,336)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (1,023,901)   1,677,317     (452,304)     190,480   (1,130,874)     (73,330)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      60,952       19,647      124,153      104,189       30,824       45,376
Benefit payments.........................    (447,796)    (456,119)    (524,625)    (727,085)    (413,996)    (615,568)
Payments on termination..................  (2,060,596)  (2,357,800)  (3,168,519)  (2,982,787)  (1,898,140)  (1,978,978)
Contract Maintenance Charge..............     (61,175)     (77,914)     (98,293)    (122,594)     (43,627)     (58,260)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,811,249)  (2,031,741)  (2,145,537)  (2,250,059)  (1,005,521)  (1,236,659)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,319,864)  (4,903,927)  (5,812,821)  (5,978,336)  (3,330,460)  (3,844,089)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,343,765)  (3,226,610)  (6,265,125)  (5,787,856)  (4,461,334)  (3,917,419)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,877,889   25,104,499   30,166,778   35,954,634   18,568,217   22,485,636
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,534,124  $21,877,889  $23,901,653  $30,166,778  $14,106,883  $18,568,217
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
       Units issued......................      93,217       99,161       71,137      142,569       46,661       81,962
       Units redeemed....................    (651,805)    (808,209)    (522,718)    (641,057)    (329,095)    (419,669)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,225,944    2,784,532    1,982,371    2,433,952    1,245,347    1,527,781
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  -------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (213,692) $    329,592  $  (132,149) $  (132,499) $  3,411,007  $ 3,507,323
Net realized gains (losses)..............  (11,590,285)  (19,129,341)    (113,373)    (643,032)     (285,716)    (732,235)
Change in unrealized gains (losses)......    2,491,608    40,303,085     (289,522)   2,327,132    (2,877,898)   3,848,880
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   (9,312,369)   21,503,336     (535,044)   1,551,601       247,393    6,623,968
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      191,988       377,187       27,271       10,960        83,527       76,019
Benefit payments.........................   (4,892,791)   (6,028,111)    (130,973)    (255,783)   (1,217,642)  (1,772,540)
Payments on termination..................  (18,437,740)  (17,994,256)  (1,103,204)    (904,197)   (7,259,556)  (7,355,478)
Contract Maintenance Charge..............     (439,815)     (533,918)     (33,916)     (39,508)     (161,050)    (188,970)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (9,503,204)  (13,676,235)     303,328   (1,139,752)   (2,642,868)    (721,684)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (33,081,562)  (37,855,333)    (937,494)  (2,328,280)  (11,197,589)  (9,962,653)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,393,931)  (16,351,997)  (1,472,538)    (776,679)  (10,950,196)  (3,338,685)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  184,254,536   200,606,533   10,973,183   11,749,862    56,454,249   59,792,934
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $141,860,605  $184,254,536  $ 9,500,645  $10,973,183  $ 45,504,053  $56,454,249
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670     3,100,270    3,702,959
       Units issued......................      465,712       605,703      216,877      143,310       246,482      422,899
       Units redeemed....................   (3,658,892)   (4,700,317)    (405,481)    (693,215)     (846,460)  (1,025,588)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   14,616,999    17,810,179    2,117,161    2,305,765     2,500,292    3,100,270
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                                                VT                         VT
                                                                           INTERNATIONAL              INTERNATIONAL
                                                 VT INCOME                    EQUITY                     GROWTH
                                        --------------------------  --------------------------  ------------------------
                                            2011          2010          2011          2010          2011         2010
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  8,801,890  $ 12,919,412  $  2,112,833  $  2,877,717  $   177,806  $   309,082
Net realized gains (losses)............     (788,623)     (153,035)   (7,970,135)  (13,990,165)     315,854      229,123
Change in unrealized gains
 (losses)..............................   (3,733,119)   (2,094,609)  (14,778,308)   20,648,097   (3,901,620)   1,212,268
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    4,280,148    10,671,768   (20,635,610)    9,535,649   (3,407,960)   1,750,473
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      139,353       159,672       255,735       212,893      149,997       58,441
Benefit payments.......................   (4,370,855)   (4,050,603)   (2,651,674)   (2,763,050)    (395,228)    (289,092)
Payments on termination................  (16,920,880)  (16,775,863)  (14,277,892)  (13,270,760)  (1,787,028)  (1,960,139)
Contract Maintenance Charge............     (354,699)     (426,207)     (330,816)     (430,375)     (64,701)     (84,120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (6,940,520)       90,098    (1,449,397)  (10,515,312)      57,049   (2,589,070)
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (28,447,601)  (21,002,903)  (18,454,044)  (26,766,604)  (2,039,911)  (4,863,980)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (24,167,453)  (10,331,135)  (39,089,654)  (17,230,955)  (5,447,871)  (3,113,507)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  127,121,386   137,452,521   132,418,273   149,649,228   19,448,167   22,561,674
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $102,953,933  $127,121,386  $ 93,328,619  $132,418,273  $14,000,296  $19,448,167
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
       Units issued....................      574,896     1,098,776       721,549       754,293      178,727      157,713
       Units redeemed..................   (2,490,946)   (2,555,668)   (2,281,612)   (3,221,156)    (370,488)    (683,769)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,875,073     8,791,123     9,303,600    10,863,663    1,545,333    1,737,094
                                        ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                                     VT
                                                INTERNATIONAL
                                                    VALUE                  VT INVESTORS               VT MONEY MARKET
                                          ------------------------  --------------------------  --------------------------
                                              2011         2010         2011          2010          2011          2010
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   261,898  $   507,546  $   (158,797) $    (78,104) $ (1,571,978) $ (1,931,137)
Net realized gains (losses)..............  (2,331,152)  (3,362,944)   (1,178,104)   (3,694,746)           --            --
Change in unrealized gains (losses)......    (854,057)   3,894,726       720,133    11,065,199            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (2,923,311)   1,039,328      (616,768)    7,292,349    (1,571,978)   (1,931,137)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      27,084       35,280        60,912        84,105       326,811       320,056
Benefit payments.........................    (482,078)    (479,161)   (1,471,401)   (1,252,054)   (4,753,597)   (4,714,125)
Payments on termination..................  (2,552,360)  (2,398,227)   (5,652,703)   (5,837,698)  (44,676,481)  (36,848,097)
Contract Maintenance Charge..............     (64,048)     (85,392)     (185,421)     (222,946)     (478,463)     (598,539)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,674,956)  (2,721,503)   (2,893,525)   (6,732,432)   29,147,593    16,117,682
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (4,746,358)  (5,649,003)  (10,142,138)  (13,961,025)  (20,434,137)  (25,723,023)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,669,669)  (4,609,675)  (10,758,906)   (6,668,676)  (22,006,115)  (27,654,160)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,612,414   28,222,089    64,481,041    71,149,717   114,781,575   142,435,735
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,942,745  $23,612,414  $ 53,722,135  $ 64,481,041  $ 92,775,460  $114,781,575
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,943,339    2,451,232     8,264,443    10,360,653    10,950,147    13,389,014
       Units issued......................      74,253      123,059       198,998       188,933     5,726,336     5,607,796
       Units redeemed....................    (474,287)    (630,952)   (1,482,158)   (2,285,143)   (7,687,049)   (8,046,663)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,543,305    1,943,339     6,981,283     8,264,443     8,989,434    10,950,147
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE            VT RESEARCH
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,024,919) $   (723,288) $   (78,161) $   (89,216) $  (169,367) $  (107,003)
Net realized gains (losses)..............     (882,345)   (5,305,802)     (62,955)    (534,152)      99,156     (843,474)
Change in unrealized gains (losses)......   (3,200,783)   20,262,332     (301,273)   2,147,460     (740,757)   5,424,383
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (5,108,047)   14,233,242     (442,389)   1,524,092     (810,968)   4,473,906
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      279,124       159,297       17,411       18,961       79,438      163,375
Benefit payments.........................   (1,900,391)   (1,282,185)    (145,805)    (139,789)    (692,886)  (1,098,995)
Payments on termination..................   (9,781,777)   (6,463,507)    (923,727)  (1,033,856)  (3,270,387)  (3,384,898)
Contract Maintenance Charge..............     (332,415)     (273,043)     (20,409)     (25,374)     (93,042)    (112,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (8,357,393)   37,444,104     (464,664)    (162,349)  (2,372,666)  (2,818,361)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (20,092,852)   29,584,666   (1,537,194)  (1,342,407)  (6,349,543)  (7,251,633)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (25,200,899)   43,817,908   (1,979,583)     181,685   (7,160,511)  (2,777,727)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,745,163    57,927,255    8,199,256    8,017,571   32,906,491   35,684,218
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 76,544,264  $101,745,163  $ 6,219,673  $ 8,199,256  $25,745,980  $32,906,491
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   12,641,766     8,618,639      471,423      564,032    3,482,675    4,328,665
       Units issued......................      231,161     6,671,776       34,447      126,284       59,873      113,677
       Units redeemed....................   (2,687,839)   (2,648,649)    (123,996)    (218,893)    (732,946)    (959,667)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   10,185,088    12,641,766      381,874      471,423    2,809,602    3,482,675
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------------  --------------------- --------------------------
                                              VT SMALL CAP VALUE           VT VISTA                VT VOYAGER
                                          -------------------------  --------------------- --------------------------
                                              2011          2010         2010 (AH)(AK)         2011          2010
                                          ------------  -----------  --------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (507,979) $  (646,656)     $   (473,381)     $ (1,986,326) $   (210,964)
Net realized gains (losses)..............   (1,559,066)  (3,361,075)        1,143,593           707,132    (3,765,104)
Change in unrealized gains (losses)......     (940,895)  15,868,578         5,583,462       (25,319,391)   30,603,343
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 operations..............................   (3,007,940)  11,860,847         6,253,674       (26,598,585)   26,627,275
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      161,260       68,733            60,996           251,468       283,618
Benefit payments.........................   (1,046,802)    (988,080)         (675,230)       (3,423,964)   (3,180,227)
Payments on termination..................   (6,650,681)  (5,083,619)       (2,534,434)      (16,435,141)  (15,076,509)
Contract Maintenance Charge..............      (95,302)    (114,408)         (137,138)         (419,057)     (523,723)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,136,318)  (3,334,803)      (50,318,950)       (2,291,305)  (13,190,904)
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (10,767,843)  (9,452,177)      (53,604,756)      (22,317,999)  (31,687,745)
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (13,775,783)   2,408,670       (47,351,082)      (48,916,584)   (5,060,470)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,624,299   55,215,629        47,351,082       156,357,883   161,418,353
                                          ------------  -----------      ------------      ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 43,848,516  $57,624,299      $         --      $107,441,299  $156,357,883
                                          ============  ===========      ============      ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,254,570    3,820,610         6,259,667        13,951,428    17,281,771
       Units issued......................      157,702      191,272           100,865           998,561     1,122,486
       Units redeemed....................     (789,328)    (757,312)       (6,360,532)       (3,104,954)   (4,452,829)
                                          ------------  -----------      ------------      ------------  ------------
    Units outstanding at end of
     period..............................    2,622,944    3,254,570                --        11,845,035    13,951,428
                                          ============  ===========      ============      ============  ============

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               THE UNIVERSAL               THE UNIVERSAL              THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                           ------------------------  -------------------------  ------------------------
                                              VAN KAMPEN UIF               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 CORE PLUS                    EMERGING               GLOBAL TACTICAL
                                               FIXED INCOME                MARKETS EQUITY       ASSET ALLOCATION PORTFOLIO
                                           ------------------------  -------------------------  ------------------------
                                             2011         2010           2011          2010         2011          2010
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 19,894    $   55,578    $   (420,569) $  (381,379) $   (46,927)  $   236,922
Net realized gains (losses)...............   (2,965)      (23,852)        841,013      168,200     (707,604)   (1,205,200)
Change in unrealized gains (losses).......   21,342        36,208      (7,541,525)   6,163,059       81,827     1,477,760
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................   38,271        67,934      (7,121,081)   5,949,880     (672,704)      509,482
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,500            --          20,102       11,436        9,963         4,516
Benefit payments..........................       --            --        (724,634)    (540,332)    (433,461)     (390,370)
Payments on termination...................  (32,137)     (327,554)     (4,799,697)  (3,594,492)  (1,892,505)   (1,817,617)
Contract Maintenance Charge...............     (265)         (288)        (11,818)     (13,759)      (6,150)       (7,784)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   19,289       (10,272)       (223,160)   2,516,830     (767,942)   (1,136,062)
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (11,613)     (338,114)     (5,739,207)  (1,620,317)  (3,090,095)   (3,347,317)
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   26,658      (270,180)    (12,860,288)   4,329,563   (3,762,799)   (2,837,835)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  967,113     1,237,293      41,174,349   36,844,786   16,486,294    19,324,129
                                            --------    ----------   ------------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $993,771    $  967,113    $ 28,314,061  $41,174,349  $12,723,495   $16,486,294
                                            ========    ==========   ============  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   75,242       101,883       1,868,431    1,948,618    1,622,755     1,980,007
       Units issued.......................    4,918        15,533         163,104      278,154       52,338        73,777
       Units redeemed.....................   (5,866)      (42,174)       (424,087)    (358,341)    (355,325)     (431,029)
                                            --------    ----------   ------------  -----------  -----------   -----------
    Units outstanding at end of period....   74,294        75,242       1,607,448    1,868,431    1,319,768     1,622,755
                                            ========    ==========   ============  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 GROWTH (AD)             MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (430,871) $  (439,287) $  (294,676) $  (361,471) $  (197,602) $   126,524
Net realized gains (losses)..............   2,163,364    1,034,531    1,286,710      179,333     (355,790)  (1,553,271)
Change in unrealized gains (losses)......  (2,607,767)   5,027,605   (2,558,684)   5,944,221    1,592,200    7,442,503
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (875,274)   5,622,849   (1,566,650)   5,762,083    1,038,808    6,015,756
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      24,637       21,910       16,997        8,318       12,509      108,402
Benefit payments.........................    (612,357)    (571,139)    (642,902)    (441,951)    (813,915)    (678,296)
Payments on termination..................  (4,168,920)  (2,648,126)  (3,349,180)  (2,615,202)  (3,806,365)  (2,851,666)
Contract Maintenance Charge..............     (42,652)     (49,348)      (7,354)      (7,831)      (9,130)     (10,001)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (683,360)  (1,512,049)      (3,927)    (350,304)    (354,367)    (275,308)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,482,652)  (4,758,752)  (3,986,366)  (3,406,970)  (4,971,268)  (3,706,869)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,357,926)     864,097   (5,553,016)   2,355,113   (3,932,460)   2,308,887
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,980,284   30,116,187   23,535,600   21,180,487   25,795,552   23,486,665
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $24,622,358  $30,980,284  $17,982,584  $23,535,600  $21,863,092  $25,795,552
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,712,334    3,167,795    1,218,154    1,423,621      972,188    1,133,913
       Units issued......................     137,115      103,430       99,278      120,963       66,725      108,482
       Units redeemed....................    (594,565)    (558,891)    (298,810)    (326,430)    (245,790)    (270,207)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,254,884    2,712,334    1,018,622    1,218,154      793,123      972,188
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2011         2010         2011         2010         2011          2010
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   365,073  $   564,430  $  (201,020) $  (194,560) $    998,105  $   (743,458)
Net realized gains (losses)............     232,788     (132,510)     131,362     (209,689)    1,403,646    (1,071,040)
Change in unrealized gains
 (losses)..............................     354,590    1,260,174   (3,128,244)   3,231,098     2,317,508     9,480,313
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     952,451    1,692,094   (3,197,902)   2,826,849     4,719,259     7,665,815
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      20,148       49,125        8,731       20,160        94,477        93,585
Benefit payments.......................    (210,858)    (228,233)    (403,834)    (163,275)   (1,144,308)   (1,627,924)
Payments on termination................  (3,521,561)  (2,916,002)  (2,723,482)  (2,757,124)   (9,825,865)  (12,705,495)
Contract Maintenance Charge............     (79,413)     (94,498)     (70,644)     (92,056)     (245,639)     (287,015)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,304,381)     760,840      124,262      285,398    (2,631,380)   (1,750,704)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (5,096,065)  (2,428,768)  (3,064,967)  (2,706,897)  (13,752,715)  (16,277,553)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (4,143,614)    (736,674)  (6,262,869)     119,952    (9,033,456)   (8,611,738)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  21,338,173   22,074,847   18,754,991   18,635,039    65,405,564    74,017,302
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $17,194,559  $21,338,173  $12,492,122  $18,754,991  $ 56,372,108  $ 65,405,564
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,023,186    1,148,379      510,908      593,326     3,715,147     4,692,911
       Units issued....................      75,868      136,774       45,481       78,383       132,149       181,566
       Units redeemed..................    (317,373)    (261,967)    (134,005)    (160,801)     (858,893)   (1,159,330)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     781,681    1,023,186      422,384      510,908     2,988,403     3,715,147
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF                MID CAP                SMALL COMPANY
                                           GROWTH (CLASS II) (AE)       GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (150,104) $  (158,445) $  (457,907) $  (569,451) $   308,758  $  (236,708)
Net realized gains (losses)..............     967,726      481,025    1,656,602     (184,436)     555,844      (16,108)
Change in unrealized gains (losses)......  (1,142,668)   1,517,976   (3,315,624)   9,842,964   (2,163,726)   3,384,331
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (325,046)   1,840,556   (2,116,929)   9,089,077   (1,299,124)   3,131,515
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       7,378       42,097       35,168      130,992       20,235       30,258
Benefit payments.........................    (291,699)    (493,004)    (777,080)    (872,905)    (502,870)    (243,344)
Payments on termination..................  (1,698,137)    (769,621)  (5,335,139)  (4,708,207)  (2,026,511)  (1,491,626)
Contract Maintenance Charge..............     (24,188)     (33,550)    (144,812)    (175,740)     (51,182)     (63,117)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (60,967)    (493,202)  (1,060,114)  (2,155,524)    (537,840)    (536,014)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,067,613)  (1,747,280)  (7,281,977)  (7,781,384)  (3,098,168)  (2,303,843)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,392,659)      93,276   (9,398,906)   1,307,693   (4,397,292)     827,672
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,101,083   10,007,807   35,651,175   34,343,482   15,509,630   14,681,958
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,708,424  $10,101,083  $26,252,269  $35,651,175  $11,112,338  $15,509,630
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     633,171      756,339    1,999,690    2,519,842      752,378      886,211
       Units issued......................      58,463       14,168      188,692      172,776       38,922       32,734
       Units redeemed....................    (182,871)    (137,336)    (547,046)    (692,928)    (190,596)    (166,567)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     508,763      633,171    1,641,336    1,999,690      600,704      752,378
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                        THE UNIVERSAL
                                                                  INSTITUTIONAL FUNDS, INC.
                                                                          (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                        VAN KAMPEN UIF
                                                                          U.S. REAL
                                                                      ESTATE (CLASS II)
                                                                  -------------------------
                                                                      2011          2010
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (541,429) $   194,646
Net realized gains (losses)......................................   (1,135,443)  (3,452,508)
Change in unrealized gains (losses)..............................    3,972,636   16,108,136
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................    2,295,764   12,850,274
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       47,381      100,606
Benefit payments.................................................     (850,820)  (1,002,878)
Payments on termination..........................................   (8,235,385)  (5,144,503)
Contract Maintenance Charge......................................     (211,878)    (243,774)
Transfers among the sub-accounts and with the Fixed Account--net.   (2,144,894)  (3,247,922)
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (11,395,596)  (9,538,471)
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   (9,099,832)   3,311,803
NET ASSETS AT BEGINNING OF PERIOD................................   54,625,961   51,314,158
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $ 45,526,129  $54,625,961
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    2,366,859    2,830,496
       Units issued..............................................      151,224      139,965
       Units redeemed............................................     (623,861)    (603,602)
                                                                  ------------  -----------
    Units outstanding at end of period...........................    1,894,222    2,366,859
                                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series
       (Advantage, Extra, and Ultra) (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred,
       Apex) (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Core Fixed Income
    AST American Century Income & Growth                      (Previously known as AST Lord Abbett
    AST Balanced Asset Allocation                             Bond-Debenture)
    AST BlackRock Global Strategies*                       AST Marsico Capital Growth
    AST BlackRock Value (Previously known as AST           AST MFS Global Equity
       DeAm Large-Cap Value)                               AST MFS Growth
    AST Bond Portfolio 2016*                               AST Mid-Cap Value
    AST Bond Portfolio 2018                                AST Money Market
    AST Bond Portfolio 2019                                AST Neuberger Berman Core Bond*
    AST Bond Portfolio 2020                                AST Neuberger Berman / LSV Mid-Cap Value
    AST Bond Portfolio 2021                                AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2022 (For the period                AST Neuberger Berman Small-Cap Growth (For
       beginning January 3, 2011 and ended                    the period beginning January 3, 2011 and
       December 31, 2011)                                     ended May 31, 2011)
    AST Capital Growth Asset Allocation                    AST Parametric Emerging Markets Equity
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST Federated Aggressive Growth                        AST Prudential Core Bond*
    AST FI Pyramis(R) Asset Allocation (Previously         AST Quantitative Modeling*
       known as AST Niemann Capital Growth Asset           AST QMA US Equity Alpha
       Allocation)                                         AST Schroders Multi-Asset World Strategies
    AST First Trust Balanced Target                        AST Small-Cap Growth
    AST First Trust Capital Appreciation Target            AST Small-Cap Value
    AST Global Real Estate                                 AST T. Rowe Price Asset Allocation
    AST Goldman Sachs Concentrated Growth                  AST T. Rowe Price Equity Income (Previously
    AST Goldman Sachs Large-Cap Value (Previously             known as AST AllianceBernstein Core
       known as AST AllianceBernstein Growth &                Value)
       Income)                                             AST T. Rowe Price Global Bond
    AST Goldman Sachs Mid-Cap Growth                       AST T. Rowe Price Large-Cap Growth
    AST Goldman Sachs Small-Cap Value                      AST T. Rowe Price Natural Resources
    AST High Yield                                         AST Wellington Management Hedged Equity
    AST Horizon Growth Asset Allocation                       (Previously known as AST Aggressive
    AST Horizon Moderate Asset Allocation                     Asset Allocation)
    AST International Growth                               AST Western Asset Core Plus Bond*
    AST International Value
    AST Investment Grade Bond                          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST Jennison Large-Cap Growth*                         AllianceBernstein VPS Growth
    AST Jennison Large-Cap Value*                          AllianceBernstein VPS Growth & Income
    AST JPMorgan International Equity                      AllianceBernstein VPS International Value
    AST JPMorgan Strategic Opportunities (Previously       AllianceBernstein VPS Large Cap Growth
       known as AST UBS Dynamic Alpha)                     AllianceBernstein VPS Small/Mid Cap Value
                                                           AllianceBernstein VPS Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    American Century VP Balanced                     (SERVICE CLASS 2) (CONTINUED)
    American Century VP International                    VIP Growth Stock (Service Class 2)
                                                         VIP High Income (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.           VIP Index 500 (Service Class 2)
    Dreyfus Socially Responsible Growth Fund             VIP Investment Grade Bond (Service Class 2)
                                                         VIP MidCap (Service Class 2)
DREYFUS STOCK INDEX FUND                                 VIP Money Market (Service Class 2)
    Dreyfus Stock Index Fund                             VIP Overseas (Service Class 2)

DREYFUS VARIABLE INVESTMENT FUND                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    VIF Growth & Income                              TRUST
    VIF Money Market                                     Franklin Flex Cap Growth Securities
                                                         Franklin Growth and Income Securities
DWS VARIABLE INVESTMENT SERIES I                         Franklin High Income Securities
    DWS Bond VIP A                                       Franklin Income Securities
    DWS Capital Growth VIP A                             Franklin Large Cap Growth Securities
    DWS Global Small Cap Growth VIP A (Previously        Franklin Small Cap Value Securities
       known as DWS Global Opportunities VIP A)          Franklin Small-Mid Cap Growth Securities
    DWS Growth and Income VIP A                          Franklin Templeton VIP Founding Funds
    DWS International VIP A                                 Allocation
                                                         Franklin U.S. Government
DWS VARIABLE INVESTMENT SERIES II                        Mutual Global Discovery Securities
    DWS Balanced VIP A II                                Mutual Shares Securities
    DWS Money Market VIP A II                            Templeton Developing Markets Securities
    DWS Small Mid Cap Growth VIP A II (Previously        Templeton Foreign Securities
       known as DWS Small Cap Growth VIP A II)           Templeton Global Bond Securities
                                                         Templeton Growth Securities
FEDERATED INSURANCE SERIES
    Federated Prime Money Fund II                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                         VIT Large Cap Value
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Mid Cap Value
    VIP Contrafund                                       VIT Strategic Growth
    VIP Equity-Income                                    VIT Strategic International Equity
    VIP Growth                                           VIT Structured Small Cap Equity
    VIP High Income                                      VIT Structured U.S. Equity
    VIP Index 500
    VIP Investment Grade Bond                        INVESCO INVESTMENT SERVICES
    VIP Overseas                                         Invesco V.I. Balanced (For the period beginning
                                                         January 1, 2011 and ended April 28, 2011) (On
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   April 29, 2011 Invesco V.I. Balanced
(SERVICE CLASS 2)                                           merged into Invesco Van Kampen V.I.
    VIP Asset Manager Growth (Service Class 2)              Equity and Income)
    VIP Contrafund (Service Class 2)                     Invesco V.I. Basic Value
    VIP Equity-Income (Service Class 2)                  Invesco V.I. Capital Appreciation
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V.I. Capital Development
    VIP Freedom 2020 Portfolio (Service Class 2)         Invesco V.I. Core Equity
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V.I. Diversified Income
    VIP Freedom Income Portfolio (Service Class 2)       Invesco V.I. Dividend Growth
    VIP Growth (Service Class 2)
    VIP Growth & Income (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (CONTINUED)                INVESCO INVESTMENT SERVICES (SERIES II)
    Invesco V.I. Global Dividend Growth (For the           Invesco V.I. Balanced II (For the period
       period beginning January 1, 2011 and ended             beginning January 1, 2011 and ended
       April 28, 2011) (On April 29, 2011 Invesco             April 28, 2011) (On April 29, 2011 Invesco
       V.I. Global Dividend Growth merged into                V. I. Balanced II merged into Invesco Van
       Invesco Van Kampen V.I. Global Value                   Kampen V.I. Equity and Income--Series II)
       Equity)                                             Invesco V.I. Basic Value II
    Invesco V.I. Government Securities                     Invesco V.I. Capital Appreciation II
    Invesco V.I. High Yield                                Invesco V.I. Capital Development II
    Invesco V.I. High Yield Securities                     Invesco V.I. Core Equity II
    Invesco V.I. Income Builder (For the period            Invesco V.I. Diversified Income II
       beginning January 1, 2011 and ended                 Invesco V.I. Dividend Growth II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Global Dividend Growth II (For the
       V.I. Income Builder merged into Invesco Van            period beginning January 1, 2011 and ended
       Kampen V.I. Equity and Income)                         April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. International Growth                         V.I. Global Dividend Growth II merged into
    Invesco V.I. Large Cap Growth (For the period             Invesco Van Kampen V.I. Global Value
       beginning January 1, 2011 and ended                    Equity--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V. I. Government Securities II
       V.I. Large Cap Growth merged into Invesco           Invesco V.I. High Yield II
       Van Kampen V.I. Capital Growth)                     Invesco V.I. High Yield Securities II
    Invesco V.I. Mid Cap Core Equity                       Invesco V.I. Income Builder II (For the period
    Invesco V.I. Money Market                                 beginning January 1, 2011 and ended
    Invesco V.I. S&P 500 Index                                April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. Technology                                   V.I. Income Builder II merged into Invesco
    Invesco V.I. Utilities                                    Van Kampen V.I .Equity and Income--
    Invesco Van Kampen V.I. Capital Growth                    Series II)
    Invesco Van Kampen V.I. Comstock                       Invesco V.I. International Growth II
    Invesco Van Kampen V.I. Equity and Income (For         Invesco V.I. Large Cap Growth II (For the
       the period beginning April 29, 2011 and ended          period beginning January 1, 2011 and ended
       December 31, 2011)                                     April 28, 2011) (On April 29, 2011 Invesco
    Invesco Van Kampen V.I. Global Value Equity               V.I. Large Cap Growth II merged into
    Invesco Van Kampen V.I. Government (For the               Invesco Van Kampen V.I. Capital
       period beginning January 1, 2011 and ended             Growth--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Mid Cap Core Equity II
       Van Kampen V.I. Government merged into              Invesco V.I. Money Market II
       Invesco V.I. Government Securities)                 Invesco V.I. S&P 500 Index II
    Invesco Van Kampen V.I. High Yield (For the            Invesco V.I. Technology II
       period beginning January 1, 2011 and ended          Invesco V.I. Utilities II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco Van Kampen V.I.Capital Growth--
       Van Kampen V.I. High Yield merged into                 Series II
       Invesco V.I. High Yield)                            Invesco Van Kampen V.I. Comstock--Series II
    Invesco Van Kampen V.I. Mid Cap Value                  Invesco Van Kampen V.I. Equity and Income--
    Invesco Van Kampen V.I. Value (For the period             Series II
       beginning January 1, 2011 and ended                 Invesco Van Kampen V.I. Global Value
       April 28, 2011) (On April 29, 2011 Invesco             Equity--Series II (For the period beginning
       Van Kampen V.I. Value merged into Invesco              April 29, 2011 and ended December 31,
       Van Kampen V.I. Comstock)                              2011)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES II) (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Growth and Income--          Aggressive Equity
       Series II                                         European Equity
    Invesco Van Kampen V.I. International Growth         Income Plus
       Equity--Series II (For the period beginning       Limited Duration
       January 1, 2011 and ended April 28, 2011)         Money Market
       (On April 29, 2011 Invesco Van Kampen V.I.        Multi Cap Growth (Previously known as Capital
       International Growth Equity II merged into           Opportunities)
       Invesco V.I. International Growth II)             Strategist
    Invesco Van Kampen V.I. Mid Cap                      Utilities
       Growth--Series II
    Invesco Van Kampen V.I. Mid Cap                  MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Value--Series II                              (CLASS Y SHARES)
                                                         Aggressive Equity (Class Y Shares)
JANUS ASPEN SERIES                                       European Equity (Class Y Shares)
    Forty Portfolio                                      Income Plus (Class Y Shares)
                                                         Limited Duration (Class Y Shares)
LAZARD RETIREMENT SERIES, INC.                           Money Market (Class Y Shares)
    Emerging Markets Equity                              Multi Cap Growth (Class Y Shares) (Previously
                                                            known as Capital Opportunities (Class Y
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   Shares))
    Legg Mason ClearBridge Variable Fundamental          Strategist (Class Y Shares)
       All Cap Value Portfolio I                         Utilities (Class Y Shares)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC       NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
    Legg Mason ClearBridge Variable Large Cap            AMT Mid-Cap Growth
       Value Portfolio I                                 AMT Partners

LORD ABBETT SERIES FUND                              OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Bond-Debenture                                       Oppenheimer Balanced
    Fundamental Equity                                   Oppenheimer Capital Appreciation
    Growth and Income                                    Oppenheimer Core Bond
    Growth Opportunities                                 Oppenheimer Global Securities
    Mid-Cap Value                                        Oppenheimer Global Strategic Income
                                                         Oppenheimer High Income
MFS VARIABLE INSURANCE TRUST                             Oppenheimer Main Street
    MFS Growth                                           Oppenheimer Main Street Small Mid Cap
    MFS High Income                                         (Previously known as Oppenheimer Main
    MFS Investors Trust                                     Street Small Cap)
    MFS New Discovery                                    Oppenheimer Small- & Mid-Cap Growth
    MFS Research
    MFS Research Bond                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
    MFS Utilities                                    SHARES ("SS"))
                                                         Oppenheimer Balanced (SS)
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Oppenheimer Capital Appreciation (SS)
    MFS Growth (Service Class)                           Oppenheimer Core Bond (SS)
    MFS Investors Trust (Service Class)                  Oppenheimer Global Securities (SS)
    MFS New Discovery (Service Class)                    Oppenheimer Global Strategic Income (SS)
    MFS Research (Service Class)
    MFS Utilities (Service Class)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     PUTNAM VARIABLE TRUST (CONTINUED)
SHARES ("SS")) (CONTINUED)                         VT Growth and Income
   Oppenheimer High Income (SS)                    VT Growth Opportunities
   Oppenheimer Main Street (SS)                    VT High Yield
   Oppenheimer Main Street Small Mid Cap (SS)      VT Income
       (Previously known as Oppenheimer Main       VT International Equity
       Street Small Cap (SS))                      VT International Growth
   Oppenheimer Small- & Mid-Cap Growth (SS)        VT International Value
                                                   VT Investors
PANORAMA SERIES FUND, INC. (SERVICE                VT Money Market
SHARES ("SS"))                                     VT Multi-Cap Growth
   Oppenheimer International Growth (SS)*          VT Multi-Cap Value
                                                   VT Research
PIMCO VARIABLE INSURANCE TRUST                     VT Small Cap Value
   Foreign Bond (US Dollar-Hedged)                 VT Vista (For the period beginning
   Money Market                                        January 1, 2010 and ended
   PIMCO Total Return                                  September 23, 2010) (On
   PIMCO VIT Commodity RealReturn Strategy             September 24, 2010 VT Vista merged
       (Advisor Shares)                                in to VT Multi-Cap Growth)
   PIMCO VIT Emerging Markets Bond (Advisor        VT Voyager
       Shares)
   PIMCO VIT RealReturn (Advisor Shares)        RYDEX VARIABLE TRUST
   PIMCO VIT Total Return (Advisor Shares)         Rydex VT Nasdaq 100 Strategy Fund*

PROFUNDS VP                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   ProFund VP Consumer Goods Portfolio*            Van Kampen UIF Core Plus Fixed Income
   ProFund VP Consumer Services Portfolio*         Van Kampen UIF Emerging Markets Equity
   ProFund VP Financials                           Van Kampen UIF Global Tactical Asset
   ProFund VP Health Care                              Allocation Portfolio
   ProFund VP Industrials*                         Van Kampen UIF Growth (Previously known
   ProFund VP Large-Cap Growth*                        as Van Kampen UIF Capital Growth)
   ProFund VP Large-Cap Value*                     Van Kampen UIF Mid Cap Growth
   ProFund VP Mid-Cap Growth*                      Van Kampen UIF U.S. Real Estate
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate*                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   ProFund VP Small-Cap Growth*                 (CLASS II)
   ProFund VP Small-Cap Value*                     Van Kampen UIF Emerging Markets Debt
   ProFund VP Telecommunications                       (Class II)
   ProFund VP Utilities                            Van Kampen UIF Emerging Markets Equity
                                                       (Class II)
PUTNAM VARIABLE TRUST                              Van Kampen UIF Global Franchise
   VT American Government Income                       (Class II)
   VT Capital Opportunities                        Van Kampen UIF Growth (Class II)
   VT Diversified Income                               (Previously known as Van Kampen UIF
   VT Equity Income                                    Capital Growth (Class II))
   VT George Putnam Balanced                       Van Kampen UIF Mid Cap Growth (Class II)
   VT Global Asset Allocation                      Van Kampen UIF Small Company Growth
   VT Global Equity                                    (Class II)
   VT Global Health Care                           Van Kampen UIF U.S. Real Estate
   VT Global Utilities                                 (Class II)

--------
*  Fund was available, but had no assets as of December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate Life general account assets and earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at the fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits as of December 31, 2011. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF FINANCIAL ASSETS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in markets that are not active; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

   In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2011 were as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $1,646,693
          AST Advanced Strategies.............................    625,526
          AST American Century Income & Growth................      8,108
          AST Balanced Asset Allocation.......................  2,222,366
          AST BlackRock Value (a).............................      1,153
          AST Bond Portfolio 2018.............................    173,975
          AST Bond Portfolio 2019.............................    103,426
          AST Bond Portfolio 2020.............................    537,822
          AST Bond Portfolio 2021.............................    960,630
          AST Bond Portfolio 2022 (b).........................    786,121
          AST Capital Growth Asset Allocation.................  1,998,659
          AST CLS Growth Asset Allocation.....................     79,289
          AST CLS Moderate Asset Allocation...................    265,073
          AST Cohen & Steers Realty...........................        793
          AST Federated Aggressive Growth.....................     10,666
          AST FI Pyramis(R) Asset Allocation (c)..............     99,522

--------
(a)Previously known as AST DeAm Large-Cap Value
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(c)Previously known as AST Niemann Capital Growth Asset Allocation

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                    -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST First Trust Balanced Target................................. $   934,082
   AST First Trust Capital Appreciation Target.....................   5,378,420
   AST Global Real Estate..........................................         553
   AST Goldman Sachs Concentrated Growth...........................       5,198
   AST Goldman Sachs Large-Cap Value (d)...........................         163
   AST Goldman Sachs Mid-Cap Growth................................       2,536
   AST Goldman Sachs Small-Cap Value...............................      10,571
   AST High Yield..................................................       3,200
   AST Horizon Growth Asset Allocation.............................      59,012
   AST Horizon Moderate Asset Allocation...........................     153,924
   AST International Growth........................................       5,898
   AST International Value.........................................         974
   AST Investment Grade Bond.......................................  18,955,327
   AST JPMorgan International Equity...............................         604
   AST JPMorgan Strategic Opportunities (e)........................     866,376
   AST Large-Cap Value.............................................           7
   AST Lord Abbett Core Fixed Income (f)...........................         885
   AST Marsico Capital Growth......................................         211
   AST MFS Global Equity...........................................         186
   AST MFS Growth..................................................          51
   AST Mid-Cap Value...............................................         236
   AST Money Market................................................      84,400
   AST Neuberger Berman / LSV Mid-Cap Value........................       2,395
   AST Neuberger Berman Mid-Cap Growth.............................       2,094
   AST Neuberger Berman Small-Cap Growth (g).......................         171
   AST Parametric Emerging Markets Equity..........................      10,497
   AST PIMCO Limited Maturity Bond.................................       2,845
   AST PIMCO Total Return Bond.....................................      23,864
   AST Preservation Asset Allocation...............................   1,951,267
   AST QMA US Equity Alpha.........................................       3,037
   AST Schroders Multi-Asset World Strategies......................     430,548
   AST Small-Cap Growth............................................       1,128
   AST Small-Cap Value.............................................       1,209
   AST T. Rowe Price Asset Allocation..............................   1,534,031
   AST T. Rowe Price Equity Income (h).............................         475
   AST T. Rowe Price Global Bond...................................       3,662
   AST T. Rowe Price Large-Cap Growth..............................       1,177
   AST T. Rowe Price Natural Resources.............................      33,752

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(h)Previously known as AST AllianceBernstein Core Value

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Wellington Management Hedged Equity (i).................................. $   12,034
   Franklin Templeton VIP Founding Funds Allocation.............................  1,058,539
   ProFund VP Financials........................................................      2,584
   ProFund VP Health Care.......................................................      2,612
   ProFund VP Mid-Cap Value.....................................................          7
   ProFund VP Telecommunications................................................      2,569
   ProFund VP Utilities.........................................................      1,158

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    713,339
   AllianceBernstein VPS Growth & Income........................................  1,496,793
   AllianceBernstein VPS International Value....................................  2,650,229
   AllianceBernstein VPS Large Cap Growth.......................................    499,020
   AllianceBernstein VPS Small/Mid Cap Value....................................    484,017
   AllianceBernstein VPS Value..................................................     73,956

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced.................................................        205
   American Century VP International............................................         66

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        170

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     43,794

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,388
   VIF Money Market.............................................................    305,292

Investments in the DWS Variable Investment Series I Sub-Accounts:
   DWS Bond VIP A...............................................................    714,974
   DWS Capital Growth VIP A.....................................................    272,224
   DWS Global Small Cap Growth VIP A (j)........................................    375,357
   DWS Growth and Income VIP A..................................................    258,314
   DWS International VIP A......................................................      6,602

Investments in the DWS Variable Investment Series II Sub-Accounts:
   DWS Balanced VIP A II........................................................     23,390
   DWS Money Market VIP A II....................................................    458,337
   DWS Small Mid Cap Growth VIP A II (k)........................................    295,385

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II................................................    562,632

--------
(i)Previously known as AST Aggressive Asset Allocation
(j)Previously known as DWS Global Opportunities VIP A
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................ $   310,251
   VIP Equity-Income.........................................................................      49,640
   VIP Growth................................................................................     134,304
   VIP High Income...........................................................................     237,460
   VIP Index 500.............................................................................     360,850
   VIP Investment Grade Bond.................................................................     119,990
   VIP Overseas..............................................................................      62,352

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      14,329
   VIP Contrafund (Service Class 2)..........................................................   3,069,691
   VIP Equity-Income (Service Class 2).......................................................      42,491
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   1,739,613
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,027,879
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     828,164
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,178,362
   VIP Growth (Service Class 2)..............................................................       5,383
   VIP Growth & Income (Service Class 2).....................................................   3,546,290
   VIP Growth Stock (Service Class 2)........................................................     539,745
   VIP High Income (Service Class 2).........................................................     931,648
   VIP Index 500 (Service Class 2)...........................................................   1,551,685
   VIP Investment Grade Bond (Service Class 2)...............................................          83
   VIP Mid Cap (Service Class 2).............................................................   1,329,107
   VIP Money Market (Service Class 2)........................................................  12,079,200
   VIP Overseas (Service Class 2)............................................................         601

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     238,085
   Franklin Growth and Income Securities.....................................................   2,639,793
   Franklin High Income Securities...........................................................   2,053,451
   Franklin Income Securities................................................................  16,637,072
   Franklin Large Cap Growth Securities......................................................   2,212,631
   Franklin Small Cap Value Securities.......................................................   2,403,850
   Franklin Small Mid-Cap Growth Securities..................................................      58,844
   Franklin U.S. Government..................................................................   3,974,619
   Mutual Global Discovery Securities........................................................   2,217,255
   Mutual Shares Securities..................................................................   4,421,418
   Templeton Developing Markets Securities...................................................   2,764,072
   Templeton Foreign Securities..............................................................   9,912,501
   Templeton Global Bond Securities..........................................................     453,405
   Templeton Growth Securities...............................................................      17,749

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.......................................................................     701,245
   VIT Mid Cap Value.........................................................................     250,790
   VIT Strategic Growth......................................................................          77

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Strategic International Equity............................................... $        85
   VIT Structured Small Cap Equity..................................................     505,867
   VIT Structured U.S. Equity.......................................................     236,504

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. Balanced (l) (m)....................................................     499,717
   Invesco V.I. Basic Value.........................................................     355,370
   Invesco V.I. Capital Appreciation................................................     574,082
   Invesco V. I. Capital Development................................................     406,852
   Invesco V. I. Core Equity........................................................   1,754,515
   Invesco V.I. Diversified Income..................................................   1,941,760
   Invesco V.I. Dividend Growth.....................................................   2,939,196
   Invesco V.I. Global Dividend Growth (l) (n)......................................   2,326,379
   Invesco V.I. Government Securities (r)...........................................   2,138,393
   Invesco V.I. High Yield (s)......................................................   1,475,160
   Invesco V.I. High Yield Securities...............................................   1,769,472
   Invesco V.I. Income Builder (l) (o)..............................................     397,837
   Invesco V.I. International Growth................................................   1,803,728
   Invesco V.I .Large Cap Growth (l) (p)............................................     960,591
   Invesco V.I. Mid Cap Core Equity.................................................   1,192,750
   Invesco V.I. Money Market........................................................   5,421,087
   Invesco V.I. S&P 500 Index.......................................................   1,796,112
   Invesco V.I. Technology..........................................................     283,423
   Invesco V.I. Utilities...........................................................     424,134
   Invesco Van Kampen V.I. Capital Growth (p).......................................  10,600,851
   Invesco Van Kampen V.I. Comstock (t).............................................   1,017,096
   Invesco Van Kampen V.I. Equity and Income (m) (o) (q)............................  33,885,325
   Invesco Van Kampen V.I. Global Value Equity (n)..................................  54,219,543
   Invesco Van Kampen V.I. Government (l) (r).......................................      37,068
   Invesco Van Kampen V.I. High Yield (l) (s).......................................         686
   Invesco Van Kampen V.I. Mid Cap Value............................................   1,221,900
   Invesco Van Kampen V.I. Value (l) (t)............................................       1,094

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                            PURCHASES
                                                                           -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. Balanced II (l) (u)....................................... $     5,207
   Invesco V.I. Basic Value II............................................     417,702
   Invesco V.I. Capital Appreciation II...................................       8,535
   Invesco V.I. Capital Development II....................................       5,550
   Invesco V.I. Core Equity II............................................     115,753
   Invesco V.I. Diversified Income II.....................................      43,978
   Invesco V.I. Dividend Growth II........................................   1,173,677
   Invesco V.I. Global Dividend Growth II (l) (v).........................   1,012,388
   Invesco V.I. Government Securities II..................................      48,092
   Invesco V.I. High Yield II.............................................      42,833
   Invesco V.I. High Yield Securities II..................................   1,204,292
   Invesco V.I. Income Builder II (l) (w).................................     459,916
   Invesco V.I. International Growth II (y)...............................   5,000,857
   Invesco V.I. Mid Cap Core Equity II....................................      85,291
   Invesco V.I. Money Market II...........................................     172,372
   Invesco V.I. S&P 500 Index II..........................................   3,348,334
   Invesco V.I. Technology II.............................................       6,125
   Invesco V.I. Utilities II..............................................      35,257
   Invesco Van Kampen V.I. Capital Growth--Series II (x)..................   1,914,066
   Invesco Van Kampen V.I. Comstock--Series II............................   3,838,981
   Invesco Van Kampen V.I. Equity and Income--Series II (u) (w)...........  16,662,412
   Invesco Van Kampen V.I. Global Value Equity--Series II (q) (v).........  29,470,230
   Invesco Van Kampen V.I. Growth and Income--Series II...................   2,820,867
   Invesco Van Kampen V.I. International Growth Equity--Series II (l) (y).     152,840
   Invesco Van Kampen V.I. Mid Cap Growth--Series II......................   1,267,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II.......................   2,123,077

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio........................................................          95

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity................................................          91

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I.................... $        35

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I..............................          30

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture...........................................................................   4,243,359
   Fundamental Equity.......................................................................   1,043,743
   Growth and Income........................................................................     703,371
   Growth Opportunities.....................................................................   4,762,465
   Mid-Cap Value............................................................................   1,602,387

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................       1,840
   MFS High Income..........................................................................     165,218
   MFS Investors Trust......................................................................      23,542
   MFS New Discovery........................................................................     365,721
   MFS Research.............................................................................       5,086
   MFS Research Bond........................................................................      81,881
   MFS Utilities............................................................................      17,440

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      10,178
   MFS Investors Trust (Service Class)......................................................       3,677
   MFS New Discovery (Service Class)........................................................      47,929
   MFS Research (Service Class).............................................................         966
   MFS Utilities (Service Class)............................................................      58,317

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     470,113
   European Equity..........................................................................   1,213,465
   Income Plus..............................................................................   6,957,561
   Limited Duration.........................................................................     611,076
   Money Market.............................................................................  10,100,682
   Multi Cap Growth (z).....................................................................   1,135,236
   Strategist...............................................................................  14,476,053
   Utilities................................................................................   4,755,825

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................   2,864,208
   European Equity (Class Y Shares).........................................................     440,333
   Income Plus (Class Y Shares).............................................................  10,803,105
   Limited Duration (Class Y Shares)........................................................   2,951,610
   Money Market (Class Y Shares)............................................................  19,318,829
   Multi Cap Growth (Class Y Shares) (aa)...................................................   1,980,307

--------
(z)Previously known as Capital Opportunities
(aa)Previously known as Capital Opportunities (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   Strategist (Class Y Shares).............................................................. $6,299,490
   Utilities (Class Y Shares)...............................................................  1,493,006

Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth.......................................................................     63,600

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     54,382
   Oppenheimer Capital Appreciation.........................................................     74,629
   Oppenheimer Core Bond....................................................................    111,904
   Oppenheimer Global Securities............................................................    123,713
   Oppenheimer Global Strategic Income......................................................    245,285
   Oppenheimer High Income..................................................................     47,418
   Oppenheimer Main Street..................................................................     61,669
   Oppenheimer Main Street Small Mid Cap (ab)...............................................    106,254
   Oppenheimer Small- & Mid-Cap Growth......................................................        152

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................    841,205
   Oppenheimer Capital Appreciation (SS)....................................................    840,346
   Oppenheimer Core Bond (SS)...............................................................  5,043,426
   Oppenheimer Global Securities (SS).......................................................    852,288
   Oppenheimer Global Strategic Income (SS).................................................  7,578,263
   Oppenheimer High Income (SS).............................................................  1,938,590
   Oppenheimer Main Street (SS).............................................................  1,446,051
   Oppenheimer Main Street Small Mid Cap (SS) (ac)..........................................    988,710
   Oppenheimer Small- & Mid-Cap Growth (SS).................................................    408,308

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         45
   Money Market.............................................................................         40
   PIMCO Total Return.......................................................................         66
   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares).................................  2,009,620
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................    629,251
   PIMCO VIT Real Return (Advisor Shares)...................................................  1,199,076
   PIMCO VIT Total Return (Advisor Shares)..................................................  4,724,267

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  5,644,706
   VT Capital Opportunities.................................................................    842,467
   VT Diversified Income....................................................................  5,758,174
   VT Equity Income.........................................................................  4,569,599
   VT George Putnam Balanced................................................................  2,720,675

--------
(ab)Previously known as Oppenheimer Main Street Small Cap
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,956,701
   VT Global Equity.................................................................      756,700
   VT Global Health Care............................................................    1,454,128
   VT Global Utilities..............................................................      894,223
   VT Growth and Income.............................................................    3,832,658
   VT Growth Opportunities..........................................................      780,973
   VT High Yield....................................................................    7,253,777
   VT Income........................................................................   14,795,161
   VT International Equity..........................................................    8,556,937
   VT International Growth..........................................................    1,677,282
   VT International Value...........................................................      986,644
   VT Investors.....................................................................    1,434,806
   VT Money Market..................................................................   44,981,164
   VT Multi-Cap Growth..............................................................      563,582
   VT Multi-Cap Value...............................................................      440,382
   VT Research......................................................................      412,502
   VT Small Cap Value...............................................................    1,647,138
   VT Voyager.......................................................................    5,348,105

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      102,513
   Van Kampen UIF Emerging Markets Equity...........................................    2,013,651
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................      466,019
   Van Kampen UIF Growth (ad).......................................................    1,181,394
   Van Kampen UIF Mid Cap Growth....................................................    1,386,344
   Van Kampen UIF U.S. Real Estate..................................................    1,290,214

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    2,111,730
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,043,567
   Van Kampen UIF Global Franchise (Class II).......................................    3,481,475
   Van Kampen UIF Growth (Class II) (ae)............................................      619,742
   Van Kampen UIF Mid Cap Growth (Class II).........................................    2,119,826
   Van Kampen UIF Small Company Growth (Class II)...................................    1,071,364
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,625,973
                                                                                     ------------
                                                                                     $599,257,254
                                                                                     ============

--------
(ad)Previously known as Van Kampen UIF Capital Growth
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

6.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2011...............   713   $ 8.66 -  9.23    $ 6,421       0.65%        1.15 - 2.60%     -5.13 -  -3.77%
   2010...............   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60       9.12 -  10.69
   2009...............   831     8.37 -  8.66      7,097       2.23         1.15 - 2.60      21.20 -  22.94
   2008...............   867     6.91 -  7.05      6,065       2.29         1.15 - 2.60     -33.56 - -32.61
   2007 (ai)..........   348    10.39 - 10.46      3,631       0.51         1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2011...............   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60      -2.42 -  -1.03
   2010...............   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60      10.82 -  12.41
   2009...............   257     8.79 -  9.10      2,313       2.97         1.15 - 2.60      23.00 -  24.76
   2008...............   189     7.51 -  7.29      1,365       3.21         1.15 - 2.60     -31.59 -  30.60
   2007 (ai)..........   118    10.44 - 10.51      1,239       0.18         1.00 - 2.65       4.42 -   5.15

   AST American Century Income & Growth
   2011...............     1     8.17 -  8.17          5       0.92         1.50 - 1.50       2.04 -   2.04
   2010...............   < 1     8.00 -  8.00          3       1.09         1.50 - 1.50      12.16 -  12.16
   2009...............     1     7.14 -  7.14          8       2.64         1.50 - 1.50      16.03 -  16.03
   2008...............     2     6.15 -  6.15         11       1.80         1.50 - 1.50     -35.71 - -35.71
   2007 (ai)..........   < 1     9.52 -  9.59         --       0.00         1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2011...............   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65      -3.76 -  -2.34
   2010............... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65       9.41 -  11.04
   2009...............   971     8.68 -  8.99      8,667       1.45         1.15 - 2.65      20.11 -  21.89
   2008...............   616     7.22 -  7.38      4,519       1.11         1.15 - 2.65     -30.54 - -29.51
   2007 (ai)..........    64    10.40 - 10.47        669       0.43         1.00 - 2.65       4.01 -   4.74

   AST BlackRock Value (a)
   2011...............     2     7.63 -  7.80         15       0.72         1.15 - 1.65      -2.11 -  -1.62
   2010...............     2     7.79 -  7.92         17       1.47         1.15 - 1.65      10.61 -  11.16
   2009...............     2     7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ak)..........     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ai)..........   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

--------
(a)Previously known as AST DeAm Large-Cap Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ak)For the period beginning January 01, 2008 and ended July 18, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2011..............   61    $13.59 - 13.83     $  842       0.47%        1.50 - 2.00%     11.35 -  11.90%
   2010..............   83     12.20 - 12.36      1,029       0.99         1.50 - 2.00       9.00 -   9.54
   2009..............   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008..............   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2011..............   23     13.71 - 13.96        323       0.86         1.50 - 2.00      13.70 -  14.26
   2010..............   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009..............   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2011..............    7     11.19 - 11.36         81       1.61         1.50 - 2.00      16.35 -  16.92
   2010..............   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009..............  < 1      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2011..............   34     12.96 - 13.09        437       0.15         1.50 - 2.00      17.94 -  18.52
   2010 (af).........   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Bond Portfolio 2022
   2011 (b)..........   53     11.96 - 12.06        633       0.00         1.50 - 2.35      19.60 -  20.60

   AST Capital Growth Asset Allocation
   2011..............  607      8.43 -  9.00      5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
   2010..............  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (aj).........  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ai).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2011..............   28      9.06 -  9.19        255       0.26         1.15 - 1.55      -3.88 -  -3.50
   2010..............   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(af)For the period beginning January 04, 2010 and ended December 31, 2010
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(aj)For the period beginning January 02, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2011..............   170   $ 9.15 -  9.66    $ 1,613       0.39%        1.15 - 2.65%     -4.35 -  -2.93%
   2010..............   185     9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009..............   185     8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............   102     7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2011..............     4    10.16 - 10.54         42       0.66         1.15 - 2.00       4.50 -   5.38
   2010..............     4     9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009..............     4     7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ai).........     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST Federated Aggressive Growth
   2011..............     2     8.17 -  8.35         17       0.43         1.15 - 1.65     -14.52 - -14.10
   2010..............     1     9.56 -  9.73         13       0.05         1.15 - 1.65      30.39 -  31.04
   2009..............     1     7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ai).........   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST FI Pyramis(R) Asset Allocation (c)
   2011..............    18     9.26 -  9.75        175       0.21         1.15 - 2.60      -4.94 -  -3.58
   2010..............    23     9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009..............    24     8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............    17     7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST First Trust Balanced Target
   2011..............   266     8.57 -  9.12      2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
   2010..............   345     8.92 -  9.37      3,181       1.45         1.15 - 2.60      11.46 -  13.06
   2009..............   327     8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ai).........   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2011.............. 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60      -8.59 -  -7.28
   2010.............. 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60      16.00 -  17.66
   2009.............. 1,369     7.47 -  7.73     10,439       2.21         1.15 - 2.60      22.78 -  24.54
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ai).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Global Real Estate
   2011..............  < 1    $ 8.98 -  9.13      $  2        2.05%        1.15 - 1.65%     -6.58 -  -6.12%
   2010..............  < 1      9.61 -  9.73         3        1.12         1.15 - 1.65      18.25 -  18.83
   2009..............  < 1      8.18 -  8.18         2        3.99         1.15 - 1.15      33.56 -  33.56
   2008 (al).........  < 1      6.13 -  6.13       < 1        0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2011..............    6      9.28 -  9.42        53        0.15         1.15 - 1.50      -5.38 -  -5.05
   2010..............    5      9.81 -  9.92        51        0.08         1.15 - 1.50       8.66 -   9.03
   2009..............    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008..............    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ai).........  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Large-Cap Value (d)
   2011..............    2      7.26 -  7.37        16        0.99         1.15 - 1.50      -6.92 -  -6.59
   2010..............    2      7.80 -  7.89        17        1.52         1.15 - 1.50      11.22 -  11.60
   2009..............    2      7.01 -  7.07        15        1.93         1.15 - 1.50      17.43 -  17.83
   2008..............    5      5.93 -  6.00        30        2.11         1.15 - 2.00     -41.85 - -41.73
   2007..............    5     10.17 - 10.24        48        1.48         1.00 - 2.65       1.66 -   2.37

   AST Goldman Sachs Mid-Cap Growth
   2011..............    4     10.40 - 10.79        48        0.00         1.15 - 2.00      -4.88 -  -4.08
   2010..............    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009..............    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008..............    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ai).........  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2011..............  < 1     11.85 - 12.05         5        1.22         1.15 - 1.65      -0.34 -   0.15
   2010..............  < 1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009..............  < 1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008..............  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2011..............    3     11.70 - 11.91        33        3.49         1.15 - 1.55       1.60 -   2.00
   2010..............    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009..............    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008..............    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ai).........  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(al)For the period beginning July 21, 2008 and ended December 31, 2008

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Horizon Growth Asset Allocation
   2011..............    13   $ 9.59 -  9.92    $   129       0.33%        1.15 - 2.10%     -2.61 -  -1.70%
   2010..............    14     9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2011..............    47     9.81 - 10.12        469       0.49         1.15 - 2.00      -2.46 -  -1.64
   2010..............    55    10.06 - 10.28        557       0.42         1.15 - 2.00       9.41 -  10.33
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2011..............     7     6.96 -  7.12         47       0.63         1.15 - 1.65     -14.34 - -13.91
   2010..............     7     8.13 -  8.27         55       0.30         1.15 - 1.65      12.64 -  13.19
   2009..............    10     7.21 -  7.30         75       1.84         1.15 - 1.65      33.09 -  33.75
   2008..............    12     5.39 -  5.46         63       1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ai).........     2    11.03 - 11.10         24       0.62         1.00 - 2.65      10.26 -  11.03

   AST International Value
   2011..............     9     6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
   2010..............     9     8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
   2009..............    11     7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71       5.61         1.15 - 2.00     -45.10 - -44.64
   2007 (ai).........     5    10.43 - 10.50         57       1.16         1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2011..............   681    14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
   2010..............   157    12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
   2009..............   439    11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04
   2008 (am)......... 1,085    10.76 - 10.83     11,724       0.00         1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2011..............     6     7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
   2010..............     6     8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
   2009..............     7     7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46       4.94         1.15 - 2.00     -42.53 - -42.05
   2007 (ai).........     5    10.30 - 10.37         51       2.13         1.00 - 2.65       3.02 -   3.74

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(am)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST JPMorgan Strategic Opportunities (e)
   2011..............  313    $ 9.42 - 10.04     $3,079        0.95%       1.15 - 2.60%     -2.31 -  -0.91%
   2010..............  378      9.64 - 10.13      3,766        0.42        1.15 - 2.60       4.60 -   6.10
   2009..............  361      9.22 -  9.55      3,404        0.87        1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (ai).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   AST Large-Cap Value
   2011..............  < 1      6.94 -  6.94          1        1.29        1.15 - 1.15      -5.27 -  -5.27
   2010..............  < 1      7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009..............    1      6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............    1      5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ai).........    2      9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Core Fixed Income (f)
   2011..............    4     12.66 - 12.85         49        1.78        1.15 - 1.50       8.54 -   8.92
   2010..............    4     11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009..............    6     10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............    4      7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ai).........  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2011..............    8      8.66 -  8.99         74        0.28        1.15 - 2.00      -2.86 -  -2.04
   2010..............    8      8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009..............   10      7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............    7      6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ai).........    1     10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2011..............    4      9.27 -  9.41         39        0.46        1.15 - 1.50      -4.56 -  -4.23
   2010..............    4      9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009..............    5      8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............   12      6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ai).........    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(ai)For the period beginning July 30, 2007 and ended December 31, 2008
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2011..............    2    $ 9.15 -  9.15     $   14       0.34%        1.15 - 1.15%     -1.72 -  -1.72%
   2010..............    2      9.31 -  9.31         16       0.12         1.15 - 1.15      11.50 -  11.50
   2009..............    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2011..............    4      9.23 -  9.57         38       0.61         1.15 - 2.00      -5.34 -  -4.55
   2010..............    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ai).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2011..............   43      9.57 -  9.97        418       0.02         1.15 - 2.10      -2.03 -  -1.12
   2010..............   77      9.77 - 10.08        773       0.02         1.15 - 2.10      -2.03 -  -1.11
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ai).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2011..............    4      9.18 -  9.38         34       0.87         1.15 - 1.65      -4.07 -  -3.59
   2010..............    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ai).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2011..............    3      9.49 -  9.70         32       0.00         1.15 - 1.65       0.04 -   0.53
   2010..............    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 - -43.83
   2007 (ai).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2011 (g)..........   --        N/A -  N/A         --       0.00         1.00 - 2.95      11.71 -  12.41
   2010..............    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ai).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2011..............    2    $ 8.62 -  8.76     $   21        0.88%       1.15 - 1.65%    -21.57 - -21.18%
   2010..............    3     10.93 - 11.12         37        0.47        1.15 - 1.85      20.05 -  20.88
   2009..............    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (an).........    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2011..............    9     11.47 - 11.73        108        0.91        1.15 - 1.65       0.59 -   1.09
   2010..............   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009..............   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2011..............   33     12.38 - 12.85        411        1.75        1.15 - 2.00       1.16 -   2.00
   2010..............   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009..............   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ai).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2011..............  768     10.18 - 10.84      8,176        0.90        1.15 - 2.60      -1.56 -  -0.15
   2010..............  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ai).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2011..............    3      8.08 -  8.29         29        0.68        1.15 - 1.75       1.68 -   2.28
   2010..............    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ai).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2011..............   66      9.00 -  9.58        623        1.97        1.15 - 2.60      -5.83 -  -4.48
   2010..............   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ai).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(an)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Small-Cap Growth
   2011..............  < 1    $10.94 - 11.11     $    3        0.00%       1.15 - 1.50%     -2.44 -  -2.11%
   2010..............  < 1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2011..............    3      9.22 -  9.57         30        0.56        1.15 - 2.00      -7.82 -  -7.04
   2010..............    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ai).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2011..............  524      9.59 - 10.22      5,235        1.10        1.15 - 2.60      -0.60 -   0.82
   2010..............  595      9.65 - 10.13      5,927        0.97        1.15 - 2.60       8.71 -  10.27
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ai).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Equity Income (h)
   2011..............    6      7.01 -  7.28         44        1.06        1.15 - 2.00      -3.57 -  -2.76
   2010..............    6      7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009..............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008..............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ai).........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST T. Rowe Price Global Bond
   2011..............    8     11.97 - 12.24         95        2.63        1.15 - 1.65       2.43 -   2.94
   2010..............    8     11.69 - 11.89         95        2.79        1.15 - 1.65       4.03 -   4.54
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ai).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2011..............    3      9.86 - 10.01         32        0.00        1.15 - 1.50      -3.15 -  -2.81
   2010..............    3     10.18 - 10.30         33        0.00        1.15 - 1.50      14.10 -  14.49
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ai).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(h)Previously known as AST AllianceBernstein Core Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2011..............   14    $ 8.35 -  8.53     $  114       0.54%        1.15 - 1.65%    -16.30 - -15.89%
   2010..............   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009..............   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ai).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST Wellington Management Hedged Equity (i)
   2011..............   13      7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
   2010..............   14      8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
   2009..............   14      7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53
   2008..............   15      5.88 -  5.89         87       1.54         1.50 - 1.65     -43.26 - -43.18
   2007 (ai).........    5     10.32 - 10.39         54       0.27         1.00 - 2.65       3.17 -   3.89

   Franklin Templeton VIP Founding Funds Allocation
   2011..............  266      8.71 -  9.08      2,388       0.02         1.15 - 2.30      -3.88 -  -2.79
   2010..............  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ao).........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

Investments in the
  Profunds VP
  Sub-Accounts
   ProFund VP Financials
   2011..............  < 1      5.55 -  5.55          3       0.00         1.50 - 1.50     -15.11 - -15.11
   2010..............  < 1      6.54 -  6.54          1       0.00         1.50 - 1.50     -34.64 -   9.29
   2009 (ap).........   --      6.03 - 12.81         --       0.00         1.00 - 2.90      13.87 -  28.14

   ProFund VP Health Care
   2011..............  < 1     10.80 - 10.80          3       0.40         1.50 - 1.50       8.49 -   8.49
   2010..............  < 1      9.96 -  9.96          0       0.00         1.50 - 1.50       1.32 -   1.32
   2009 (ap).........    0      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Mid-Cap Value
   2011..............  < 1      9.37 -  9.37          4       0.17         1.50 - 1.50      -5.34 -  -5.34
   2010..............  < 1      9.90 -  9.90          4       0.30         1.50 - 1.50      18.67 -  18.67
   2009 (ap).........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

--------
(i)Previously known as AST Aggressive Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ao)For the period beginning May 01, 2008 and ended December 31, 2008
(ap)For the period beginning February 27, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
  Sub-Accounts
  (continued):
   ProFund VP Telecommunications
   2011..............    < 1  $ 8.80 -  8.80    $      3      4.20%        1.50 - 1.50%      0.36 -   0.36%
   2010..............    < 1    8.77 -  8.77           1      5.13         1.50 - 1.50      13.97 -  13.97
   2009 (ap).........      0    7.69 -  7.69           0      9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2011..............      5    9.52 -  9.52          50      2.47         1.50 - 1.50      15.77 -  15.77
   2010..............      5    8.23 -  8.23          44      3.05         1.50 - 1.50       4.38 -   4.38
   2009 (aq).........      4    7.88 -  7.88          29      6.68         1.50 - 1.50       9.10 -   9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2011..............  2,394    7.35 - 12.61      22,252      0.00         0.70 - 2.59      -1.64 -   0.27
   2010..............  2,946    7.33 - 12.82      27,158      0.05         0.70 - 2.59      11.82 -  13.99
   2009..............  3,442    6.43 - 11.47      28,380      0.00         0.70 - 2.59      29.43 -  31.94
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87

   AllianceBernstein VPS Growth & Income
   2011..............  5,403   12.06 - 13.63      60,388      1.14         0.70 - 2.59       3.33 -   5.33
   2010..............  6,809   11.67 - 12.94      73,511      0.00         0.70 - 2.59       9.88 -  12.01
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12

   AllianceBernstein VPS International Value
   2011..............  1,896    7.58 -  8.28      15,325      3.83         1.29 - 2.59     -21.52 - -20.48
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21

--------
(ap)For the period beginning February 27, 2009 and ended December 31, 2009
(aq)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Large Cap Growth
   2011................ 2,470   $ 6.96 - 11.33    $17,081       0.09%        0.70 - 2.59%     -6.24 -  -4.42%
   2010................ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
   2009................ 3,398     6.68 - 11.30     22,723       0.00         0.70 - 2.59      33.56 -  36.15
   2008................ 3,924     4.91 -  8.46     19,367       0.00         0.70 - 2.59     -41.38 - -40.24
   2007................ 4,753     8.21 - 14.43     39,213       0.00         0.70 - 2.59      10.66 -  12.82

   AllianceBernstein VPS Small/Mid Cap Value
   2011................ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
   2010................ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
   2009................ 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82
   2008................ 1,815    11.22 - 12.09     21,471       0.47         1.29 - 2.59     -37.42 - -36.58
   2007................ 2,375    17.92 - 19.07     44,404       0.76         1.29 - 2.59      -1.12 -   0.21

   AllianceBernstein VPS Value
   2011................   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
   2010................   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
   2009................   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................   274     6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................   311    11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2011................     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
   2010................     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................     1    12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................     2    15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42

   American Century VP International
   2011................   < 1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
   2010 (ag)...........   < 1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2011...............    1    $ 9.61 - 10.18     $   14       1.02%        1.15 - 1.59%     -0.69 -  -0.25%
   2010...............    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009...............    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...............    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55

Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2011...............   39      9.76 - 11.74        442       1.88         1.15 - 1.85       0.00 -   0.72
   2010...............   42      9.76 - 11.65        472       1.80         1.15 - 1.85      12.72 -  13.53
   2009...............   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008...............   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2011...............    8     10.04 - 11.35         88       1.26         1.15 - 2.00      -4.73 -  -3.90
   2010...............   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009...............   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20

   VIF Money Market
   2011...............   53      9.97 - 11.90        577       0.01         1.15 - 1.85      -1.84 -  -1.13
   2010...............   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009...............   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series I Sub-Accounts:
   DWS Bond VIP A
   2011..................   20    $14.38 - 14.57     $  296       8.30%        0.70 - 0.80%      4.84 -   4.95%
   2010..................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009..................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008..................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007..................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44

   DWS Capital Growth VIP A
   2011..................   82     11.61 - 11.76        967       0.77         0.70 - 0.80      -5.23 -  -5.14
   2010..................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009..................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008..................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007..................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80

   DWS Global Small Cap Growth VIP A (j)
   2011..................   46     22.79 - 23.09      1,054       1.62         0.70 - 0.80     -10.62 - -10.53
   2010..................   42     25.49 - 25.81      1,091       0.43         0.70 - 0.80      25.63 -  25.75
   2009..................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56

   DWS Growth and Income VIP A
   2011..................   39     10.33 - 10.47        405       1.17         0.70 - 0.80      -0.94 -  -0.84
   2010..................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64

   DWS International VIP A
   2011..................   31      9.33 -  9.45        289       1.84         0.70 - 0.80     -17.34 - -17.25
   2010..................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78

--------
(j)Previously known as DWS Global Opportunities VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2011...................   102   $11.52 - 11.60    $ 1,185       1.62%        0.70 - 0.80%     -2.21 -  -2.11%
   2010...................   122    11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009...................   149    10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008...................   155     8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007...................   169    12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10

   DWS Money Market VIP A II
   2011...................    25    10.46 - 10.51        259       0.01         0.70 - 0.80      -0.79 -  -0.69
   2010...................    34    10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009...................    56    10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008...................    87    10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007...................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27

   DWS Small Mid Cap Growth VIP A II (k)
   2011...................    30    10.91 - 10.99        324       0.52         0.70 - 0.80      -4.67 -  -4.58
   2010...................    32    11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009...................    39     8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008...................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007...................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2011...................   727     9.97 - 11.50      8,816       0.00         1.15 - 1.85      -1.84 -  -1.14
   2010...................   917    10.16 - 11.64     11,242       0.00         1.15 - 1.85      -1.85 -  -1.14
   2009................... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2011...................   322    14.25 - 18.83      4,845       0.92         1.15 - 1.65      -4.12 -  -3.64
   2010...................   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2011..............   73    $11.18 - 13.39     $  920       2.38%        1.15 - 1.65%     -0.68 -  -0.18%
   2010..............   86     11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009..............  109      9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..............  109      7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..............  179     13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36

   VIP Growth
   2011..............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -1.43 -  -0.94
   2010..............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009..............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..............  540      5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..............  643     10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51

   VIP High Income
   2011..............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
   2010..............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009..............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008..............  156      8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007..............  233     11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60

   VIP Index 500
   2011..............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.37 -   0.87
   2010..............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009..............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008..............  690      6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007..............  904     10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23

   VIP Investment Grade Bond
   2011..............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
   2010..............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
   2009..............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29
   2008..............  184     13.64 - 14.16      2,600       4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..............  234     14.33 - 14.82      3,460       4.47         1.25 - 1.65       2.63 -   3.04

   VIP Overseas
   2011..............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
   2010..............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
   2009..............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08
   2008..............  172      7.22 -  7.25      1,437       2.21         1.15 - 1.65     -44.73 - -44.45
   2007..............  241     13.05 - 15.56      3,642       3.37         1.15 - 1.65      15.38 -  15.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2011..................     5   $10.65 - 10.94    $     49      1.02%        1.35 - 1.60%     -7.95 -  -7.72%
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99

   VIP Contrafund (Service Class 2)
   2011.................. 5,398     9.98 - 11.64      58,993      0.72         1.29 - 2.59      -5.30 -  -4.04
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78

   VIP Equity-Income (Service Class 2)
   2011..................    65    10.80 - 11.46         691      2.08         1.35 - 2.00      -1.35 -  -0.70
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10

   VIP Freedom 2010 Portfolio (Service Class 2)
   2011..................   804    10.30 - 11.07       8,729      1.84         1.29 - 2.54      -2.95 -  -1.71
   2010..................   834    10.61 - 11.26       9,258      1.83         1.29 - 2.54       9.69 -  11.09
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02

   VIP Freedom 2020 Portfolio (Service Class 2)
   2011..................   595     9.97 - 10.57       6,166      1.86         1.29 - 2.29      -3.50 -  -2.51
   2010..................   671    10.33 - 10.84       7,168      1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84

   VIP Freedom 2030 Portfolio (Service Class 2)
   2011..................   220     9.66 - 10.00       2,169      1.47         1.29 - 1.89      -4.66 -  -4.08
   2010..................   346    10.14 - 10.43       3,560      1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2011..................   281   $10.82 - 11.46    $ 3,164       1.61%        1.29 - 2.29%     -0.93 -   0.08%
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54

   VIP Growth (Service Class 2)
   2011..................    14     8.13 -  8.58        120       0.10         1.35 - 1.85      -1.88 -  -1.38
   2010..................    27     8.29 -  8.70        235       0.03         1.35 - 1.85      21.57 -  22.19
   2009..................    35     6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94

   VIP Growth & Income (Service Class 2)
   2011.................. 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59      -1.26 -   0.05
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41

   VIP Growth Stock (Service Class 2)
   2011..................   125    10.14 - 10.74      1,315       0.00         1.29 - 2.29      -1.85 -  -0.84
   2010..................   233    10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73

   VIP High Income (Service Class 2)
   2011..................   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44       1.19 -   2.38
   2010..................   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44      10.90 -  12.21
   2009..................   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2)
   2011..................   684   $ 9.27 -  9.91    $ 6,687       1.70%        1.29 - 2.44%     -0.69 -   0.47%
   2010..................   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82

   VIP Investment Grade Bond (Service Class 2)
   2011..................   < 1    14.59 - 14.59          1       3.10         1.50 - 1.50       5.43 -   5.43
   2010..................   < 1    13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................   < 1    13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................   < 1    11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51

   VIP Mid Cap (Service Class 2)
   2011.................. 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -13.16 - -12.00
   2010.................. 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84

   VIP Money Market (Service Class 2)
   2011.................. 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60

   VIP Overseas (Service Class 2)
   2011..................     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2011..............    277  $10.83 - 11.83    $  3,204      0.00%        1.29 - 2.59%     -7.26 -  -6.03%
   2010..............    344   11.68 - 12.59       4,240      0.00         1.29 - 2.59      13.19 -  14.70
   2009..............    397   10.32 - 10.98       4,282      0.00         1.29 - 2.59      29.53 -  31.25
   2008..............    437    7.97 -  8.36       3,600      0.12         1.29 - 2.59     -36.99 - -36.15
   2007..............    428   12.64 - 13.10       5,546      0.13         1.29 - 2.59      11.35 -  12.84

   Franklin Growth and Income Securities
   2011..............  2,360   13.46 - 15.33      35,184      3.65         1.29 - 2.69      -0.34 -   1.09
   2010..............  3,006   13.51 - 15.17      44,508      3.52         1.29 - 2.69      13.54 -  15.17
   2009..............  3,531   11.89 - 13.17      45,548      4.62         1.29 - 2.69      23.15 -  24.92
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96

   Franklin High Income Securities
   2011..............    747   13.29 - 14.73      10,675      6.20         1.28 - 2.59       1.86 -   3.23
   2010..............    893   13.04 - 14.26      12,422      6.47         1.28 - 2.59      10.33 -  11.82
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40

   Franklin Income Securities
   2011.............. 11,831   12.74 - 14.13     163,349      5.78         1.28 - 2.59      -0.26 -   1.08
   2010.............. 14,345   12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43

   Franklin Large Cap Growth Securities
   2011..............  3,694    9.75 - 10.69      38,730      0.66         1.29 - 2.54      -4.00 -  -2.77
   2010..............  4,420   10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85

   Franklin Small Cap Value Securities
   2011..............  1,731   12.82 - 19.02      34,175      0.69         1.28 - 2.69      -6.34 -  -4.98
   2010..............  2,038   13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2011..............     89  $18.09 - 21.72    $  1,618      0.00%        1.15 - 2.34%     -7.05 -  -5.92%
   2010..............    125   19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009..............    151   15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96

   Franklin U.S. Government
   2011..............  2,352   11.78 - 13.15      30,171      3.05         1.29 - 2.69       2.85 -   4.32
   2010..............  2,990   11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22

   Mutual Global Discovery Securities
   2011..............  1,644   10.32 - 11.09      19,043      2.18         1.29 - 2.54      -5.42 -  -4.21
   2010..............  2,064   10.91 - 11.58      25,013      1.26         1.29 - 2.54       9.12 -  10.51
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40

   Mutual Shares Securities
   2011..............  6,198   13.44 - 19.54      84,958      2.24         1.15 - 2.69      -3.70 -  -2.17
   2010..............  7,794   13.95 - 19.98     109,831      1.53         1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29

   Templeton Developing Markets Securities
   2011..............    673   28.98 - 32.40      21,178      0.95         1.29 - 2.49     -17.95 - -16.94
   2010..............    793   35.32 - 39.01      30,100      1.55         1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2011...............  6,285  $12.56 - 15.69    $ 94,495       1.75%       1.15 - 2.69%    -13.04 - -11.65%
   2010...............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009...............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13

   Templeton Global Bond Securities
   2011...............     92   21.29 - 30.30       2,250       5.54        1.15 - 2.24      -3.09 -  -2.00
   2010...............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73

   Templeton Growth Securities
   2011...............     69   10.29 - 15.15         994       1.34        1.15 - 1.85      -8.69 -  -8.04
   2010...............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value
   2011...............    442    8.90 -  9.72       4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
   2010...............    504    9.83 - 10.60       5,230       0.73        1.29 - 2.59       8.32 -   9.76
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 - - 1.04

   VIT Mid Cap Value
   2011...............    352   11.35 - 12.40       4,298       0.74        1.29 - 2.59      -8.80 -  -7.58
   2010...............    405   12.45 - 13.42       5,352       0.63        1.29 - 2.59      21.77 -  23.39
   2009...............    485   10.22 - 10.88       5,208       1.72        1.29 - 2.59      29.70 -  31.43
   2008...............    539    7.88 -  8.27       4,412       0.98        1.29 - 2.59     -38.36 - -37.53
   2007...............    685   12.79 - 13.25       8,995       0.76        1.29 - 2.59      -0.02 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Strategic Growth
   2011..............     2   $ 7.29 - 11.19    $    16       0.46%        1.15 - 1.65%     -4.21 -  -3.73%
   2010..............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009..............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008..............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007..............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87

   VIT Strategic International Equity
   2011..............   < 1     7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
   2010..............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009..............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008..............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68

   VIT Structured Small Cap Equity
   2011..............   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
   2010.............. 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009.............. 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008.............. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67

   VIT Structured U.S. Equity
   2011..............   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
   2010..............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009..............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008.............. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.............. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61

Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Balanced
   2011 (l)(m).......    --       N/A -  N/A         --       1.94         1.10 - 2.05       5.96 -   6.30
   2010.............. 1,812     8.46 - 11.03     18,275       1.87         1.10 - 1.85       6.07 -   6.88
   2009.............. 2,124     7.97 - 10.32     20,163       4.84         1.10 - 1.85      31.37 -  32.38
   2008.............. 2,509     6.07 -  7.80     18,062       4.11         1.10 - 1.85     -39.46 - -39.00
   2007.............. 3,322    11.41 - 12.78     39,458       2.82         1.10 - 1.75       0.41 -   1.08

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Basic Value
   2011..............    681  $ 9.85 - 10.48    $  6,910      0.85%        1.10 - 1.70%     -4.68 -  -4.11%
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43

   Invesco V.I. Capital Appreciation
   2011..............  6,824    6.41 -  8.79      55,148      0.15         0.70 - 2.20      -9.91 -  -8.55
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23

   Invesco V. I. Capital Development
   2011..............    491   11.08 - 16.13       7,183      0.00         1.10 - 1.70      -8.72 -  -8.17
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63

   Invesco V. I. Core Equity
   2011..............  6,319   10.22 - 11.13      83,568      0.94         0.70 - 2.20      -2.23 -  -0.76
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36

   Invesco V.I. Diversified Income
   2011..............    775   11.85 - 12.39       9,818      5.44         1.10 - 1.85       5.05 -   5.85
   2010..............    831   11.28 - 11.70      10,007      5.69         1.10 - 1.85       8.01 -   8.84
   2009..............  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61

   Invesco V.I. Dividend Growth
   2011..............  5,321    9.67 - 11.90     140,368      1.74         0.70 - 2.05      -1.83 -  -0.49
   2010..............  6,213    9.85 - 11.96     166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306    9.10 - 10.90     178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Global Dividend Growth
   2011 (l)(n).......    --       N/A -  N/A    $     --      3.80%        0.70 - 2.05%      7.84 -   8.32%
   2010.............. 2,827   $11.19 - 13.22      52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009.............. 3,333    10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008.............. 3,937     8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007.............. 5,011    15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27

   Invesco V.I. Government Securities (r)
   2011..............   829    15.30 - 16.95      13,545      3.33         1.10 - 1.70       6.10 -   6.73
   2010..............   923    14.42 - 15.88      14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009.............. 1,137    13.92 - 15.24      16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008.............. 1,525    14.16 - 15.41      23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007.............. 1,660    12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -   5.17

   Invesco V.I. High Yield
   2011..............   460    13.49 - 15.70       6,091      7.12         1.10 - 1.85      -0.90 -  -0.14
   2010..............   517    13.51 - 15.85       6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............   614    12.02 - 14.22       7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............   716     7.96 -  9.48       5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............   950    10.83 - 13.00      10,238      6.51         1.10 - 1.85      -0.64 -   0.13

   Invesco V.I. High Yield Securities
   2011..............   860     7.77 -  9.63      12,595      8.05         0.70 - 1.98      -0.01 -   1.28
   2010.............. 1,029     7.67 -  9.63      14,876      8.11         0.70 - 1.98       8.06 -   9.45
   2009.............. 1,184     7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44

   Invesco V.I. Income Builder
   2011 (l)(o).......    --      N/A -   N/A          --      2.09         0.70 - 2.05       6.38 -   6.84
   2010..............   881    13.86 - 16.11      15,256      2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44      15,658      3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. International Growth
   2011.............. 1,441   $10.62 - 14.54    $22,402       1.66%        1.10 - 1.70%     -8.31 -  -7.76%
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46

   Invesco V.I .Large Cap Growth
   2011 (l)(p).......    --      N/A -   N/A         --       0.20         1.10 - 1.70       8.40 -   8.61
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37

   Invesco V.I. Mid Cap Core Equity
   2011..............   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20      -8.41 -  -7.40
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34

   Invesco V.I. Money Market
   2011.............. 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70      -1.63 -  -1.04
   2010.............. 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70      -1.51 -  -0.92
   2009.............. 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39

   Invesco V.I. S&P 500 Index
   2011.............. 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05      -0.21 -   1.14
   2010.............. 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670     8.07 -  8.67     35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976     6.52 -  6.91     30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836    10.58 - 11.05     60,707       1.81         0.70 - 2.05       3.08 -   4.49

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Technology
   2011..............   193   $12.02 - 12.59    $ 2,371       0.19%        1.10 - 1.70%     -6.65 -  -6.09%
   2010..............   214    12.88 - 13.41      2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296    10.80 - 11.17      3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52

   Invesco V.I. Utilities
   2011..............   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70      14.49 -  15.18
   2010..............   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32

   Invesco Van Kampen V.I. Capital Growth
   2011 (p).......... 2,954     6.44 - 10.30     26,873       0.00         0.70 - 2.30      -8.31 -  -6.83
   2010.............. 2,775     6.91 - 11.23     25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339     5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876     3.52 -  5.91     18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617     6.96 - 11.85     45,412       0.05         0.70 - 2.30      14.29 -  16.14

   Invesco Van Kampen V.I. Comstock
   2011 (t).......... 2,480    11.37 - 13.16     30,516       1.65         0.70 - 2.30      -4.07 -  -2.52
   2010.............. 3,006    11.86 - 13.50     38,273       0.13         0.70 - 2.30      13.34 -  15.17
   2009.............. 3,622    10.46 - 11.72     40,418       4.52         0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331     8.31 -  9.16     38,125       2.68         0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664    13.22 - 14.35     78,670       1.97         0.70 - 2.30      -4.28 -  -2.73

   Invesco Van Kampen V.I. Equity and Income
   2011 (m)(o)(q).... 2,160    13.39 - 15.78     26,442       0.60         0.70 - 2.05      -9.19 -  -8.36

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Global Value Equity
   2011 (n).......... 2,401   $ 9.76 - 11.69    $ 39,167       0.00%       0.70 - 2.05%    -19.10 - -18.36%
   2010..............     2    10.04 - 10.54          21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2     9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3     8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3    13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41

   Invesco Van Kampen V.I. Government
   2011 (l)(r).......    --      N/A -   N/A          --       4.34        1.25 - 1.65       0.54 -   0.67
   2010..............    63    12.25 - 12.68         796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74    11.83 - 12.20         902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96    11.91 - 12.24       1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116    11.90 - 12.17       1,405       4.92        1.25 - 1.65       5.57 -   5.99

   Invesco Van Kampen V.I. High Yield
   2011 (l)(s).......    --      N/A -   N/A          --      11.34        1.50 - 1.50       4.76 -   4.76
   2010..............   < 1    16.38 - 16.38           6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1    14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1    10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1    13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44

   Invesco Van Kampen V.I. Mid Cap Value
   2011.............. 3,356    13.67 - 17.85      47,938       0.66        0.70 - 2.69      -1.79 -   0.22
   2010.............. 4,243    13.92 - 17.81      61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038    11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830     8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726    15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09

   Invesco Van Kampen V.I. Value
   2011 (l)(t).......    --       N/A -  N/A          --       1.55        1.15 - 2.05       9.03 -   9.36
   2010..............     6    12.67 - 15.41          77       1.48        1.15 - 2.00      13.43 -  14.42
   2009..............     6    10.56 - 11.17          74       3.22        1.35 - 2.00      28.38 -  29.23
   2008..............     9     8.70 - 10.40          86       3.45        1.15 - 2.00     -37.14 - -36.59
   2007..............    17    13.85 - 16.40         252       1.76        1.15 - 2.00      -5.02 -  -4.18

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts:
   Invesco V.I. Balanced II
   2011 (l)(u).......    --       N/A -  N/A    $    --       1.52%        1.30 - 2.40%      5.75 -   6.13%
   2010..............    41   $ 9.05 -  9.72        385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62

   Invesco V.I. Basic Value II
   2011..............   591    10.33 - 11.44      6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
   2010..............   859    10.96 - 12.00      9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178    7.23  -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05

   Invesco V.I. Capital Appreciation II
   2011..............   197     9.89 - 11.09      1,959       0.00         1.29 - 2.59     -10.49 -  -9.30
   2010..............   359    11.05 - 12.23      4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28

   Invesco V.I. Capital Development II
   2011..............    30    11.73 - 12.39        364       0.00         1.30 - 1.85      -9.07 -  -8.57
   2010..............    30    12.89 - 13.55        393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36    10.95 - 11.59        410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42     7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47    15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11

   Invesco V.I. Core Equity II
   2011..............   212     9.84 - 10.61      2,293       0.80         1.29 - 2.59      -2.87 -  -1.58
   2010..............   237    10.13 - 10.78      2,602       0.74         1.29 - 2.59       6.42 -   7.84
   2009..............   275     9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008..............   328    7.64  -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............   389    11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income II
   2011..............    19   $11.14 - 12.06    $    224      4.63%        1.30 - 2.10%      4.51 -   5.35%
   2010..............    21    10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............    27     9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............    38     9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............    46    11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20

   Invesco V.I. Dividend Growth II
   2011.............. 3,737    11.22 - 12.58      39,592      1.45         1.29 - 2.59      -2.65 -  -1.35
   2010.............. 4,451    11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009.............. 6,186    10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008.............. 6,855     8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007.............. 8,452    14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Global Dividend Growth II
   2011 (l)(v).......    --        N/A - N/A          --      3.44         1.29 - 2.59       7.46 -   7.93
   2010.............. 2,301    12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009.............. 2,685    11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008.............. 2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.............. 3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38

   Invesco V.I. Government Securities II
   2011..............    42    12.83 - 13.90         564      3.64         1.30 - 2.10       5.40 -   6.24
   2010..............    61    12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............    87    11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............   195    12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............    95    11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73

   Invesco V.I. High Yield II
   2011..............    23    16.14 - 17.31         396      6.88         1.30 - 2.00      -1.38 -  -0.69
   2010..............    26    16.37 - 17.43         454      8.34         1.30 - 2.00      11.24 -  12.02
   2009..............    30    14.72 - 15.56         461      8.40         1.30 - 2.00      49.06 -  50.10
   2008..............    36     9.87 - 10.37         372      9.43         1.30 - 2.00     -27.27 - -26.76
   2007..............    47    13.58 - 14.15         651      6.61         1.30 - 2.00      -1.00 -  -0.30

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities II
   2011.............. 1,129   $14.26 - 16.00    $11,291       7.55%        1.29 - 2.59%     -0.97 -   0.34%
   2010.............. 1,492    14.40 - 15.94     14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.............. 1,655    13.45 - 14.69     15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.............. 1,904     9.57 - 10.32     12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.............. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Income Builder II
   2011 (l)(w).......    --       N/A -  N/A         --       1.74         1.29 - 2.59       6.02 -   6.48
   2010.............. 1,027    13.73 - 15.20     14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.............. 1,204    12.57 - 13.73     15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.............. 1,415    10.33 - 11.14     14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.............. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -   1.53

   Invesco V.I. International Growth II
   2011 (y)..........   507     7.68 -  8.28      4,429       0.00         1.29 - 2.59     -16.51 - -15.76
   2010..............    35    17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..............    49    15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..............    59    11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..............    78    20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96

   Invesco V.I. Large Cap Growth II
   2011 (l)(x).......    --       N/A -  N/A         --       0.00         1.30 - 2.40       8.08 -   8.47
   2010..............    49    10.59 - 10.98        525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..............    65     9.25 -  9.52        610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..............    84     7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..............    88    12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80

   Invesco V.I. Mid Cap Core Equity II
   2011..............   232    11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
   2010..............   268    12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
   2009..............   332    11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008..............   392     9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............   488    12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market II
   2011................     97   $ 9.05 - 10.11    $    961      0.05%        1.30 - 2.40%     -2.32 -  -1.24%
   2010................     96     9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009................    159     9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008................    198     9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007................    228     9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93

   Invesco V.I. S&P 500 Index II
   2011................  5,842    12.48 - 14.00      61,658      1.66         1.29 - 2.59      -1.09 -   0.23
   2010................  7,386    12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009................  8,739    11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008................  9,510     9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007................ 11,519    15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64

   Invesco V.I. Technology II
   2011................      2    11.64 - 12.14          25      0.06         1.30 - 1.85      -7.05 -  -6.54
   2010................      4    12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009................      4    10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008................      6     6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007................      9    12.53 - 12.85         119      0.00         1.30 - 2.00       5.34 -   6.08

   Invesco V.I. Utilities II
   2011................     19    17.89 - 18.66         359      3.44         1.30 - 1.85      14.03 -  14.66
   2010................     28    15.69 - 16.28         448      3.28         1.30 - 1.85       4.07 -   4.64
   2009................     29    15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008................     42    13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007................     48    20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76

   Invesco Van Kampen V.I. Capital Growth--Series II
   2011 (x)............  2,638    12.36 - 13.82      27,718      0.00         1.29 - 2.59      -8.81 -  -7.60
   2010................  3,259    13.56 - 14.95      37,032      0.00         1.29 - 2.59      17.61 -  18.02
   2009................  3,778    11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008................  4,416     7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007................  5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13

--------
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock--Series II
   2011..............  9,615  $11.43 - 13.02    $121,444      1.39%        1.29 - 2.59%     -4.64 -  -3.37%
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60

   Invesco Van Kampen V.I. Equity and Income--Series II
   2011 (u)(w).......  3,478   13.13 - 13.63      47,127      1.66         1.29 - 2.59      -3.85 -  -2.57
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02

   Invesco Van Kampen V.I. Global Value Equity--Series II
   2011 (q)(v).......  1,996   11.19 - 12.55      21,127      0.00         1.29 - 2.59     -19.53 - -18.81

   Invesco Van Kampen V.I. Growth and Income--Series II
   2011..............  4,372   14.60 - 15.38      67,890      0.98         1.29 - 2.69      -4.89 -  -3.52
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19

   Invesco Van Kampen V.I. International Growth Equity--Series II
   2011 (l)(y).......     --      N/A -  N/A          --      3.16         1.29 - 2.59       8.54 -   9.01
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Mid Cap Growth--Series II
   2011...................   742   $14.02 - 15.62    $10,412       0.00%        0.70 - 2.59%    -11.70 -  -9.99%
   2010...................   879    15.58 - 17.69     13,827       0.00         0.70 - 2.59      23.98 -  26.39
   2009................... 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33 -  55.28
   2008................... 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007................... 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78

   Invesco Van Kampen V.I. Mid Cap Value--Series II
   2011................... 2,055    15.13 - 18.06     36,578       0.59         1.29 - 2.59      -1.78 -  -0.47
   2010................... 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009................... 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008................... 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2011...................   < 1    14.09 - 14.09          7       0.39         1.50 - 1.50      -8.09 -  -8.09
   2010...................   < 1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009...................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2011...................   < 1    43.71 - 43.71          1       2.11         1.50 - 1.50     -19.23 - -19.23
   2010...................   < 1    54.12 - 54.12          1       0.82         1.50 - 1.50      20.86 -  20.86
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
   2011..................   < 1   $ 8.02 -  8.02    $     1       1.40%        1.50 - 1.50%     -7.60 -  -7.60%
   2010..................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009..................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008..................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (aj).............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I
   2011..................   < 1    11.86 - 11.86          1       2.25         1.50 - 1.50       3.38 -   3.38
   2010..................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009..................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   Bond-Debenture
   2011.................. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59       1.69 -   3.04
   2010.................. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81

   Fundamental Equity
   2011..................   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59      -6.96 -  -5.72
   2010..................   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59      15.95 -  17.49
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34

--------
(aj)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Growth and Income
   2011.............. 1,813   $ 9.44 - 10.40    $18,481       0.67%        1.29 - 2.59%     -8.51 -  -7.29%
   2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009.............. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.............. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.............. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10

   Growth Opportunities
   2011..............   787    12.73 - 13.86     10,684       0.00         1.29 - 2.44     -12.24 - -11.21
   2010..............   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009.............. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.............. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.............. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71

   Mid-Cap Value
   2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59      -6.49 -  -5.25
   2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009.............. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008.............. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007.............. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65      -1.95 -  -1.46
   2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009..............   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008..............   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007..............   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78

   MFS High Income
   2011..............    25    14.91 - 15.67        397       8.81         1.25 - 1.65       2.41 -   2.82
   2010..............    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009..............    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008..............    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007..............    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Investors Trust
   2011............   98    $ 8.96 - 11.07     $  970       0.76%        1.15 - 1.65%     -3.78 -  -3.30%
   2010............  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65       9.28 -   9.83
   2009............  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008............  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007............  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04

   MFS New Discovery
   2011............   91     10.90 - 22.81      1,576       0.00         1.15 - 1.65     -11.73 - -11.29
   2010............  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009............  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008............  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007............  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34

   MFS Research
   2011............   61      8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
   2010............   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009............   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008............   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007............  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90

   MFS Research Bond
   2011............   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
   2010............   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009............   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008............  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007............  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91

   MFS Utilities
   2011............   12     20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
   2010............   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009............   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008............   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007............   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2011............   15    $ 9.08 -  9.59     $  139       0.02%        1.35 - 1.85%     -2.39 -  -1.90%
   2010............   28      9.31 -  9.77        265       0.00         1.35 - 1.85      12.90 -  13.47
   2009............   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008............   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007............   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23

   MFS Investors Trust (Service Class)
   2011............   15      9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
   2010............   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009............   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008............   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007............   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54

   MFS New Discovery (Service Class)
   2011............   19     11.18 - 11.80        228       0.00         1.35 - 1.85     -12.15 - -11.70
   2010............   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009............   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008............   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007............   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86

   MFS Research (Service Class)
   2011............   10      9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
   2010............   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009............   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008............   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007............   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40

   MFS Utilities (Service Class)
   2011............   64     17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
   2010............   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009............   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008............   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007............   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2011................   774   $ 9.51 - 11.81    $ 11,187      0.00%        0.70 - 1.85%     -9.03 -  -7.98%
   2010................   900    10.45 - 12.84      14,196      0.00         0.70 - 1.85      23.72 -  25.15
   2009................ 1,101     8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................ 1,256     5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................ 1,607    11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82

   European Equity
   2011................ 1,534     9.06 - 10.04      37,738      2.41         0.70 - 2.05     -11.47 - -10.27
   2010................ 1,820    10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................ 2,151     9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................ 2,531     7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................ 3,140    13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78

   Income Plus
   2011................ 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05       2.88 -   4.28
   2010................ 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................ 4,147    14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................ 4,810    11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................ 6,146    13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24

   Limited Duration
   2011................ 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85       0.88 -   2.04
   2010................ 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................ 1,520     9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................ 1,529     9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................ 2,071    11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22

   Money Market
   2011................ 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05      -2.01 -  -0.69
   2010................ 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05      -2.02 -  -0.69
   2009................ 5,289    10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008................ 7,145    10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007................ 6,893    10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Multi Cap Growth (z)
   2011................. 4,049   $10.00 - 10.41    $163,632      0.17%        0.70 - 2.05%     -8.63 -  -7.39%
   2010................. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................. 5,606     8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................. 6,492     5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................. 7,901    10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70

   Strategist
   2011................. 3,493    10.98 - 13.16      90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
   2010................. 4,202    12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009................. 4,779    11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008................. 5,406     9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007................. 6,556    13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87

   Utilities
   2011................. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98      13.80 -  15.26
   2010................. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009................. 2,729     9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008................. 3,369     7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007................. 4,165    11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2011................. 1,293    17.47 - 19.59      14,805      0.00         1.29 - 2.59      -9.98 -  -8.78
   2010................. 1,405    19.40 - 21.48      17,488      0.00         1.29 - 2.59      22.48 -  24.11
   2009................. 1,615    15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008................. 1,870     9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007................. 2,335    19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84

   European Equity (Class Y Shares)
   2011................. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44     -12.05 - -11.01
   2010................. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44       4.35 -   5.58
   2009................. 1,793    14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008................. 2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007................. 2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85

--------
(z)Previously known as Capital Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts
  (continued):
   Income Plus (Class Y Shares)
   2011................  6,775  $12.68 - 14.22    $100,407      5.65%        1.29 - 2.59%      2.01 -   3.37%
   2010................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................ 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................ 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................ 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36

   Limited Duration (Class Y Shares)
   2011................  4,529    8.29 -  9.29      42,641      2.99         1.29 - 2.59      -0.20 -   1.13
   2010................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47

   Money Market (Class Y Shares)
   2011................  5,322    9.20 - 10.32      53,761      0.01         1.29 - 2.59      -2.57 -  -1.28
   2010................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................ 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31

   Multi Cap Growth (Class Y Shares) (aa)
   2011................  3,954   16.37 - 18.36      47,586      0.00         1.29 - 2.59      -9.37 -  -8.16
   2010................  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009................  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008................  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007................  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69

   Strategist (Class Y Shares)
   2011................  3,318   12.68 - 14.22      38,876      1.79         1.29 - 2.59     -10.50 -  -9.31
   2010................  4,237   14.16 - 15.68      55,142      1.36         1.29 - 2.59       3.74 -   5.13
   2009................  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008................  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Utilities (Class Y Shares)
   2011................... 1,190   $17.91 - 20.09    $14,141       2.26%        1.29 - 2.59%     12.83 -  14.33%
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48

Investments in the
  Neuberger Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2011...................     3     9.27 - 17.71         44       0.00         1.37 - 1.65      -2.92 -  -0.89
   2010...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2009...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2008...................    --        NA -   NA         --       0.00         0.00 - 0.00         N/A -   N/A
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59

   AMT Partners
   2011...................     1    11.85 - 11.85         17       0.00         1.59 - 1.59     -12.75 - -12.75
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  13.84
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2011...................   171    10.79 - 10.94      1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2011................  332    $ 8.12 - 10.40    $ 3,229        0.40%       1.15 - 1.85%     -2.97 -  -2.28%
   2010................  438      8.37 - 10.64      4,390        0.17        1.15 - 1.85       7.39 -   8.17
   2009................  517      7.79 -  9.84      4,808        0.34        1.15 - 1.85      41.85 -  42.87
   2008................  693      5.49 -  6.89      4,515        0.16        1.15 - 1.85     -46.53 - -46.14
   2007................  919     10.27 - 12.79     11,166        0.23        1.15 - 1.85      12.03 -  12.84

   Oppenheimer Core Bond
   2011................  101     10.48 - 11.01      1,102        6.58        1.25 - 1.65       6.50 -   6.93
   2010................  144      9.84 - 10.30      1,469        1.93        1.25 - 1.65       9.59 -  10.03
   2009................  176      8.98 -  9.36      1,638        0.00        1.25 - 1.65       7.82 -   8.25
   2008................  215      8.32 -  8.64      1,849        5.63        1.25 - 1.65     -40.05 - -39.81
   2007................  274     13.89 - 14.36      3,908        5.19        1.25 - 1.65       2.67 -   3.09

   Oppenheimer Global Securities
   2011................  160     13.00 - 17.82      2,734        1.43        1.15 - 1.85      -9.98 -  -9.34
   2010................  209     14.44 - 19.66      3,973        1.47        1.15 - 1.85      13.82 -  14.64
   2009................  271     12.69 - 17.15      4,473        2.23        1.15 - 1.85      37.19 -  38.17
   2008................  415      9.25 - 12.41      4,878        1.66        1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553        1.40        1.15 - 1.85       4.34 -   5.10

   Oppenheimer Global Strategic Income
   2011................  141     16.39 - 18.80      2,522        3.54        1.15 - 2.00      -1.16 -  -0.30
   2010................  186     16.58 - 18.85      3,331        8.70        1.15 - 2.00      12.67 -  13.65
   2009................  217     14.71 - 16.59      3,424        0.50        1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812        6.36        1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438        3.77        1.15 - 2.00       7.49 -   8.43

   Oppenheimer High Income
   2011................   65      3.66 -  3.76        244       10.95        1.25 - 1.45      -3.74 -  -3.55
   2010................  100      3.81 -  3.89        385        6.35        1.25 - 1.45      13.16 -  13.39
   2009................  116      3.36 -  3.43        396        0.00        1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327        9.47        1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743        7.40        1.25 - 1.45      -1.55 -  -1.35

   Oppenheimer Main Street
   2011................  193      9.96 - 10.11      1,878        0.86        1.15 - 1.85      -1.86 -  -1.16
   2010................  230     10.15 - 10.23      2,277        1.12        1.15 - 1.85      13.96 -  14.78
   2009................  279      8.91 -  8.91      2,418        1.90        1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499        1.67        1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186        1.09        1.15 - 1.85       2.48 -   3.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Mid Cap (ab)
   2011...................    60   $19.68 - 20.68    $ 1,224       0.65%        1.25 - 1.65%     -3.81 -  -3.42%
   2010...................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010...................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010...................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007...................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44

   Oppenheimer Small- & Mid-Cap Growth
   2011...................    89     8.48 -  8.49        603       0.00         1.15 - 1.85      -0.77 -  -0.06
   2010...................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009...................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008...................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007...................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)
   2011................... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
   2010................... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................... 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................... 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................... 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14

   Oppenheimer Capital Appreciation (SS)
   2011................... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
   2010................... 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................... 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................... 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................... 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38

   Oppenheimer Core Bond (SS)
   2011................... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49       5.25 -   6.54
   2010................... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44       8.57 -   9.85
   2009................... 5,217     6.62 -  7.04     36,231       0.00         1.29 - 2.44       6.39 -   7.64
   2008................... 5,071     6.22 -  6.54     32,809       5.08         1.29 - 2.44     -40.56 - -39.86
   2007................... 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -   2.74

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities (SS)
   2011...................   876   $17.07 - 19.18    $ 16,358      1.16%        1.29 - 2.54%    -10.85 -  -9.70%
   2010................... 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................... 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................... 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................... 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71

   Oppenheimer Global Strategic Income (SS)
   2011................... 4,507    14.75 - 16.81      73,806      3.03         1.29 - 2.69      -2.05 -  -0.65
   2010................... 5,770    15.06 - 16.92      95,404      8.36         1.29 - 2.69      11.69 -  13.29
   2009................... 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................... 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................... 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13

   Oppenheimer High Income (SS)
   2011................... 3,034     3.78 -  4.26      12,596      9.50         1.29 - 2.59      -5.08 -  -3.81
   2010................... 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................... 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................... 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................... 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76

   Oppenheimer Main Street (SS)
   2011................... 3,708    12.58 - 14.34      51,675      0.61         1.29 - 2.69      -2.99 -  -1.60
   2010................... 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................... 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................... 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................... 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80

   Oppenheimer Main Street Small Mid Cap (SS) (ac)
   2011................... 1,139    17.76 - 20.04      22,199      0.42         1.29 - 2.59      -4.91 -  -3.64
   2010................... 1,421    18.67 - 20.80      28,817      0.42         1.29 - 2.59      19.87 -  21.47
   2009................... 1,723    15.58 - 17.12      28,860      0.63         1.29 - 2.59      33.34 -  35.12
   2008................... 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................... 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS)
   2011...................   626   $12.61 - 14.10    $ 8,556        0.00%       1.29 - 2.49%     -1.67 -  -0.46%
   2010...................   752    12.82 - 14.16     10,365        0.00        1.29 - 2.49      24.00 -  25.52
   2009...................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................... 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................... 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2011...................   < 1    14.72 - 14.72          1        2.09        1.50 - 1.50       5.17 -   5.17
   2010...................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009...................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008...................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007...................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07

   Money Market
   2011...................     2    10.25 - 10.25         21        0.06        1.50 - 1.50      -1.44 -  -1.44
   2010...................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009...................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008...................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007...................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30

   PIMCO Total Return
   2011...................   < 1    15.97 - 15.97          1        2.72        1.50 - 1.50       2.06 -   2.06
   2010...................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009...................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008...................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007...................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13

   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)
   2011...................   477     9.39 - 10.03      4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
   2010...................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009...................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008...................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007...................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2011.................   144   $13.18 - 14.09    $ 1,989       4.43%        1.29 - 2.44%      3.63 -   4.85%
   2010.................   188    12.72 - 13.44      2,484       4.43         1.29 - 2.44       9.32 -  10.61
   2009.................   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36

   PIMCO VIT Real Return (Advisor Shares)
   2011.................   581    12.91 - 13.91      7,910       2.00         1.29 - 2.59       8.68 -  10.13
   2010.................   723    11.96 - 12.63      8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14

   PIMCO VIT Total Return (Advisor Shares)
   2011................. 1,912    13.01 - 14.03     26,297       2.45         1.29 - 2.59       0.83 -   2.18
   2010................. 2,369    12.91 - 13.73     31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2011................. 1,896    15.82 - 19.09     32,176       3.81         0.80 - 2.15       4.51 -   5.94
   2010................. 2,370    15.14 - 18.02     37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49

   VT Capital Opportunities
   2011.................   264    16.82 - 18.94      4,748       0.14         0.80 - 2.15      -8.12 -  -6.86
   2010.................   301    18.30 - 20.33      5,847       0.23         0.80 - 2.15      26.75 -  28.50
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2011..............  2,041  $15.02 - 17.76    $ 32,796      10.06%       0.80 - 2.15%     -5.24 -  -3.94%
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29

   VT Equity Income
   2011..............  5,590    8.38 - 16.52      80,063       1.87        0.80 - 2.59      -0.71 -   1.11
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009..............  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36

   VT George Putnam Balanced
   2011..............  5,948   10.37 - 11.26      63,363       2.17        0.80 - 2.69       0.01 -   1.95
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14

   VT Global Asset Allocation
   2011..............  2,013   12.53 - 13.95      26,313       4.63        0.80 - 2.59      -2.99 -  -1.21
   2010..............  2,438   12.69 - 14.38      32,764       5.64        0.80 - 2.59      11.72 -  13.77
   2009..............  2,788   11.15 - 12.87      32,863       5.58        0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810       3.98        0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585       0.54        0.80 - 2.59       0.26 -   2.11

   VT Global Equity
   2011..............  2,226    5.10 -  7.51      16,534       2.10        0.80 - 2.15      -6.99 -  -5.71
   2010..............  2,785    5.49 -  7.96      21,878       2.20        0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105       0.00        0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593       2.58        0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911       2.20        0.80 - 2.15       6.67 -   8.15

   VT Global Health Care
   2011..............  1,982   12.02 - 13.31      23,902       0.87        0.80 - 2.49      -3.63 -  -1.97
   2010..............  2,434   12.47 - 13.58      30,167       1.95        0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955       0.00        0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Utilities
   2011..............  1,245  $10.91 - 16.18    $ 14,107       3.65%       0.80 - 2.69%     -7.95 -  -6.16%
   2010..............  1,528   11.63 - 17.58      18,568       4.00        0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486       3.78        0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98

   VT Growth and Income
   2011.............. 14,617   10.96 - 11.88     141,861       1.30        0.70 - 2.69      -7.20 -  -5.31
   2010.............. 17,810   11.58 - 12.80     184,255       1.54        0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70

   VT Growth Opportunities
   2011..............  2,117    4.09 -  4.82       9,501       0.17        0.80 - 2.15      -6.18 -  -4.89
   2010..............  2,306    4.36 -  5.07      10,973       0.21        0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56

   VT High Yield
   2011..............  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59      -0.87 -   0.94
   2010..............  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59      11.09 -  13.13
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97

   VT Income
   2011..............  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54       2.34 -   4.16
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38

   VT International Equity
   2011..............  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59     -19.08 - -17.51
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth
   2011..............  1,545  $ 6.02 -  9.33    $ 14,000      2.52%        0.80 - 2.15%    -19.66 - -18.55%
   2010..............  1,737    7.49 - 11.45      19,448      2.77         0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30

   VT International Value
   2011..............  1,543    8.75 - 10.83      15,943      2.74         0.80 - 2.15     -15.63 - -14.47
   2010..............  1,943   10.37 - 12.66      23,612      3.26         0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222      0.00         0.80 - 2.15      23.48 -  25.18
   2008..............  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15

   VT Investors
   2011..............  6,981    7.46 - 11.84      53,722      1.15         0.80 - 2.44      -2.39 -  -0.76
   2010..............  8,264    7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
   2009.............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93

   VT Money Market
   2011..............  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
   2010.............. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97

   VT Multi-Cap Growth
   2011.............. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89

   VT Multi-Cap Value
   2011..............    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2011................  2,810  $ 9.22 - 12.75    $ 25,746      0.83%        0.80 - 2.34%     -4.04 -  -2.53%
   2010................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
   2009................  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008................  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007................  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25

   VT Small Cap Value
   2011................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
   2010................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009................  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008................  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007................  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33

   VT Vista
   2010 (ah)(ak).......     --     N/A -   N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009................  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008................  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007................  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97

   VT Voyager
   2011................ 11,845    7.12 - 12.48     107,441      0.00         0.70 - 2.69     -20.06 - -18.42
   2010................ 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009................ 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008................ 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007................ 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income
   2011................     74   12.87 - 13.59         994      3.62         1.35 - 1.85       3.70 -   4.23
   2010................     75   12.41 - 13.04         967      6.74         1.35 - 1.85       5.16 -   5.70
   2009................    102   11.81 - 12.34       1,237      8.60         1.35 - 1.85       7.62 -   8.16
   2008................     88   10.97 - 12.98         993      4.32         1.15 - 1.85     -11.87 - -11.23
   2007................    139   12.45 - 14.62       1,773      3.61         1.15 - 1.85       3.49 -   4.24

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2011................ 1,607   $16.60 - 24.25    $28,314       0.40%        0.70 - 2.20%    -20.00 - -18.79%
   2010................ 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
   2009................ 1,949    17.30 - 26.03     36,845       0.00         0.70 - 2.20      66.15 -  68.66
   2008................ 1,971    10.25 - 15.67     22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................ 2,502    23.81 - 36.93     66,623       0.44         0.70 - 2.20      37.38 -  39.47

   Van Kampen UIF Global Tactical Asset Allocation Portfolio
   2011................ 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -5.77 -  -4.35
   2010................ 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................ 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61
   2008................ 2,242     7.82 -  9.33     16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................ 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 -  13.79

   Van Kampen UIF Growth (ad)
   2011................ 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
   2010................ 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
   2009................ 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008................ 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................ 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05

   Van Kampen UIF Mid Cap Growth
   2011................ 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
   2010................ 1,218    18.99 - 20.99     23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................ 1,424    14.68 - 15.97     21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................ 1,674     9.53 - 10.20     16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................ 2,085    18.32 - 19.30     38,132       0.00         0.70 - 2.30      19.86 -  21.81

   Van Kampen UIF U.S. Real Estate
   2011................   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
   2010................   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................ 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65

--------
(ad) Previously known as Van Kampen UIF Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2011...................   782   $19.26 - 21.05    $ 17,195      3.46%        1.29 - 2.59%      4.12 -   5.51%
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01

   Van Kampen UIF Emerging Markets Equity (Class II)
   2011...................   422    27.18 - 30.49      12,492      0.36         1.29 - 2.59     -20.35 - -19.29
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64

   Van Kampen UIF Global Franchise (Class II)
   2011................... 2,988    17.38 - 18.99      56,372      3.31         1.29 - 2.59       6.23 -   7.65
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36

   Van Kampen UIF Growth (Class II) (ae)
   2011...................   509    14.25 - 14.67       7,708      0.00         1.29 - 2.59      -5.55 -  -4.29
   2010...................   633    14.89 - 15.53      10,101      0.00         1.29 - 2.59      19.44 -  21.03
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09

   Van Kampen UIF Mid Cap Growth (Class II)
   2011................... 1,641    11.63 - 20.65      26,252      0.25         1.29 - 2.59      -9.58 -  -8.37
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02

   Van Kampen UIF Small Company Growth (Class II)
   2011...................   601    17.08 - 19.16      11,112      4.01         1.29 - 2.59     -11.08 -  -9.89
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2011................... 1,894   $22.71 - 22.98    $45,526       0.54%        1.29 - 2.59%      2.93 -   4.30%
   2010................... 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69      26.05 -  27.86
   2009................... 2,830    17.03 - 17.56     51,314       2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33     47,539       2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31     88,472       1.01         1.29 - 2.69     -19.51 - -18.35

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        -----------------------
                                                                                         2011    2010     2009
($ IN MILLIONS)                                                                         ------  ------  -------
REVENUES
   Premiums (net of reinsurance ceded of $447, $485 and $528)                           $  624  $  592  $   581
   Contract charges (net of reinsurance ceded of $283, $291 and $278)                    1,008     991      952
   Net investment income                                                                 2,637   2,760    2,974
   Realized capital gains and losses:
       Total other-than-temporary impairment losses                                       (279)   (591)  (1,592)
       Portion of loss recognized in other comprehensive income                            (14)    (45)     316
                                                                                        ------  ------  -------
          Net other-than-temporary impairment losses recognized in earnings               (293)   (636)  (1,276)
       Sales and other realized capital gains and losses                                   683     123      856
                                                                                        ------  ------  -------
          Total realized capital gains and losses                                          390    (513)    (420)
                                                                                        ------  ------  -------
                                                                                         4,659   3,830    4,087
                                                                                        ------  ------  -------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded of $631, $673 and $601)                   1,502   1,496    1,402
   Interest credited to contractholder funds (net of reinsurance ceded of $27,
     $32 and $32)                                                                        1,608   1,764    2,076
   Amortization of deferred policy acquisition costs                                       513     272      888
   Operating costs and expenses                                                            316     329      321
   Restructuring and related charges                                                         1      (3)      24
   Interest expense                                                                         45      44       42
                                                                                        ------  ------  -------
                                                                                         3,985   3,902    4,753
                                                                                        ------  ------  -------
Gain on disposition of operations                                                            7       6        7
                                                                                        ------  ------  -------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)                          681     (66)    (659)
Income tax expense (benefit)                                                               221     (38)    (112)
                                                                                        ------  ------  -------
NET INCOME (LOSS)                                                                          460     (28)    (547)
                                                                                        ------  ------  -------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
   Change in unrealized net capital gains and losses                                       250   1,283    1,899
   Change in unrealized foreign currency translation adjustments                            (1)     --       --
                                                                                        ------  ------  -------
       OTHER COMPREHENSIVE INCOME, AFTER-TAX                                               249   1,283    1,899
                                                                                        ------  ------  -------
COMPREHENSIVE INCOME                                                                    $  709  $1,255  $ 1,352
                                                                                        ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                         ----------------
                                                                                           2011     2010
($ IN MILLIONS, EXCEPT PAR VALUE DATA)                                                   -------  -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $43,481 and $47,486)           $45,428  $48,214
   Mortgage loans                                                                          6,546    6,553
   Equity securities, at fair value (cost $143 and $164)                                     179      211
   Limited partnership interests                                                           1,612    1,272
   Short-term, at fair value (amortized cost $593 and $1,257)                                593    1,257
   Policy loans                                                                              833      841
   Other                                                                                   1,086    1,094
                                                                                         -------  -------
       Total investments                                                                  56,277   59,442
Cash                                                                                         310      118
Deferred policy acquisition costs                                                          2,588    2,982
Reinsurance recoverables                                                                   4,457    4,277
Accrued investment income                                                                    520      522
Other assets                                                                                 406      420
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL ASSETS                                                                   $71,542  $76,437
                                                                                         =======  =======
LIABILITIES
Contractholder funds                                                                     $41,669  $46,458
Reserve for life-contingent contract benefits                                             13,709   12,752
Unearned premiums                                                                             23       27
Payable to affiliates, net                                                                    97      118
Other liabilities and accrued expenses                                                     1,043    1,454
Deferred income taxes                                                                        971      643
Notes due to related parties                                                                 700      677
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL LIABILITIES                                                               65,196   70,805
                                                                                         -------  -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Common stock, $227 par value, 23,800 shares authorized and outstanding                         5        5
Additional capital paid-in                                                                 3,190    3,189
Retained income                                                                            2,377    1,913
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital losses on fixed income securities with OTTI                   (103)    (100)
       Other unrealized net capital gains and losses                                       1,380      587
       Unrealized adjustment to DAC, DSI and insurance reserves                             (502)      38
                                                                                         -------  -------
          Total unrealized net capital gains and losses                                      775      525
       Unrealized foreign currency translation adjustments                                    (1)      --
                                                                                         -------  -------
          Total accumulated other comprehensive income                                       774      525
                                                                                         -------  -------
          TOTAL SHAREHOLDER'S EQUITY                                                       6,346    5,632
                                                                                         -------  -------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $71,542  $76,437
                                                                                         =======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------
                                                                        2011    2010     2009
($ IN MILLIONS)                                                        ------  ------  -------
COMMON STOCK                                                           $    5  $    5  $     5
                                                                       ------  ------  -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              3,189   3,189    2,475
Gain on purchase of investments from affiliate (see Note 4)                 1      --       --
Capital contributions                                                      --      --      697
Forgiveness of payable due to parent (see Note 4)                          --      --       17
                                                                       ------  ------  -------
Balance, end of year                                                    3,190   3,189    3,189
                                                                       ------  ------  -------
RETAINED INCOME
Balance, beginning of year                                              1,913   1,969    2,066
Net income (loss)                                                         460     (28)    (547)
Forgiveness of payable due to parent (see Note 4)                           4      --        5
Cumulative effect of change in accounting principle                        --     (28)     481
Loss on transfers of investments to/from parent (see Note 4)               --      --      (36)
                                                                       ------  ------  -------
Balance, end of year                                                    2,377   1,913    1,969
                                                                       ------  ------  -------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                525    (777)  (2,337)
Change in unrealized net capital gains and losses                         250   1,283    1,899
Change in unrealized foreign currency translation adjustments              (1)     --       --
Cumulative effect of change in accounting principle                        --      19     (339)
                                                                       ------  ------  -------
Balance, end of year                                                      774     525     (777)
                                                                       ------  ------  -------
TOTAL SHAREHOLDER'S EQUITY                                             $6,346  $5,632  $ 4,386
                                                                       ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                          ----------------------------
                                                                                            2011      2010      2009
($ IN MILLIONS)                                                                           --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $    460  $    (28) $   (547)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                       (61)     (144)     (277)
   Realized capital gains and losses                                                          (390)      513       420
   Gain on disposition of operations                                                            (7)       (6)       (7)
   Interest credited to contractholder funds                                                 1,608     1,764     2,076
   Changes in:
       Policy benefit and other insurance reserves                                            (568)     (343)     (446)
       Unearned premiums                                                                        (4)       (3)       (2)
       Deferred policy acquisition costs                                                       195      (111)      485
       Reinsurance recoverables, net                                                          (259)     (365)     (236)
       Income taxes                                                                            159       601       412
       Other operating assets and liabilities                                                  (46)       74       (29)
                                                                                          --------  --------  --------
          Net cash provided by operating activities                                          1,087     1,952     1,849
                                                                                          --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  11,490    10,666    13,621
   Equity securities                                                                            70        92        35
   Limited partnership interests                                                               175       110        78
   Mortgage loans                                                                               97       112       335
   Other investments                                                                           153        82       485
Investment collections
   Fixed income securities                                                                   3,072     2,800     3,652
   Mortgage loans                                                                              692     1,051     1,695
   Other investments                                                                            93       109       105
Investment purchases
   Fixed income securities                                                                 (10,002)  (11,361)  (16,720)
   Equity securities                                                                           (14)      (54)     (102)
   Limited partnership interests                                                              (397)     (276)     (209)
   Mortgage loans                                                                             (820)      (98)      (18)
   Other investments                                                                          (340)     (133)      (26)
Change in short-term investments, net                                                          463       266     2,275
Change in other investments, net                                                              (280)     (159)     (193)
                                                                                          --------  --------  --------
          Net cash provided by investing activities                                          4,452     3,207     5,013
                                                                                          --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                                 1,871     2,343     3,340
Contractholder fund withdrawals                                                             (7,218)   (7,525)  (10,400)
Repayment of note due to related party                                                          --        (4)       --
Capital contributions                                                                           --        --       250
                                                                                          --------  --------  --------
          Net cash used in financing activities                                             (5,347)   (5,186)   (6,810)
                                                                                          --------  --------  --------
NET INCREASE (DECREASE) IN CASH                                                                192       (27)       52
CASH AT BEGINNING OF YEAR                                                                      118       145        93
                                                                                          --------  --------  --------
CASH AT END OF YEAR                                                                       $    310  $    118  $    145
                                                                                          ========  ========  ========

                See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company most recently offered in 2008, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

                                                        2011   2010   2009
($ IN MILLIONS)                                        ------ ------ ------
PREMIUMS
   Traditional life insurance                          $  420 $  399 $  387
   Immediate annuities with life contingencies            106     97    102
   Accident and health insurance                           98     96     92
                                                       ------ ------ ------
       TOTAL PREMIUMS                                     624    592    581
CONTRACT CHARGES
   Interest-sensitive life insurance                      975    952    907
   Fixed annuities                                         33     39     45
                                                       ------ ------ ------
       TOTAL CONTRACT CHARGES                           1,008    991    952
                                                       ------ ------ ------
          TOTAL PREMIUMS AND CONTRACT CHARGES          $1,632 $1,583 $1,533
                                                       ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Nebraska, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and directly through call centers and the internet.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, derivatives and notes due from related party. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Derivatives are carried at fair value. Notes due from related party are carried at outstanding principal balances.

   Investment income primarily consists of interest, dividends, income from cost method limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis. Income from EMA limited partnership interests is recognized based on the Company's share of the earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

   The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES LOANED

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $13 million and $15 million as of December 31, 2011 and 2010, respectively. Amortization expense of the present value of future profits was $2 million, $1 million and $3 million in 2011, 2010 and 2009, respectively.

REINSURANCE

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2011 and 2010. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2011 or 2010.

INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, differences in tax bases of invested assets and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and
Note 11).

ADOPTED ACCOUNTING STANDARDS

Consolidation Analysis Considering Investments Held through Separate Accounts

   In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.

Disclosure of Supplementary Pro Forma Information for Business Combinations

   In December 2010, the FASB issued disclosure guidance for entities that enter into material business combinations. The guidance specifies that if an entity presents comparative financial statements, it should disclose pro forma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The Company will apply the guidance to any material business combinations entered into on or after January 1, 2011.

Criteria for Classification as a Troubled Debt Restructuring ("TDR")

   In April 2011, the FASB issued clarifying guidance related to determining whether a loan modification or restructuring should be classified as a TDR. The additional guidance provided pertains to the two criteria used to determine whether a TDR exists, whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. The guidance related to the identification of a TDR is to be applied retrospectively to the beginning of the annual period of adoption. The measurement of impairment on a TDR identified under this guidance is effective prospectively. Additional disclosures about TDRs of financing receivables are also required. The adoption of this guidance as of July 1, 2011 did not have a material effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

   In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011. The Company will adopt the new guidance retrospectively. Upon adoption on January 1, 2012, the DAC balance will be reduced by an estimated $423 million with a corresponding decrease to shareholder's equity of an estimated $279 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance.

Criteria for Determining Effective Control for Repurchase Agreements

   In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

   In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Presentation of Comprehensive Income

   In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.

Disclosures about Offsetting Assets and Liabilities for Financial Instruments and Derivative Instruments

   In December 2011, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for financial instruments and derivative instruments that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. SUPPLEMENTAL CASH FLOW INFORMATION

   Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $486 million, $621 million and $372 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $220 million, $461 million and $449 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $43 million, $4 million and $168 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                2011   2010   2009
($ IN MILLIONS)                                -----  -----  -----
NET CHANGE IN PROCEEDS MANAGED
Net change in short-term investments           $ 202  $ 152  $(277)
                                               -----  -----  -----
   Operating cash flow provided (used)         $ 202  $ 152  $(277)
                                               =====  =====  =====
NET CHANGE IN LIABILITIES
Liabilities for collateral, beginning of year  $(465) $(617) $(340)
Liabilities for collateral, end of year         (263)  (465)  (617)
                                               -----  -----  -----
   Operating cash flow (used) provided         $(202) $(152) $ 277
                                               =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. In 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payables reflect non-cash financing activities.

   In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4).

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $399 million, $404 million and $435 million in 2011, 2010 and 2009, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

   The Company issued $56 million, $54 million and $49 million of structured settlement annuities, a type of immediate annuity, in 2011, 2010 and 2009, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $11 million and $6 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2011, 2010 and 2009, respectively.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001.

ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.79 billion and $4.83 billion as of December 31, 2011 and 2010, respectively.

BROKER-DEALER AGREEMENT

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $15 million, $10 million and $10 million in 2011, 2010 and 2009, respectively.

REINSURANCE TRANSACTIONS

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 9.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES DUE TO RELATED PARTIES

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                2011 2010
($ IN MILLIONS)                                 ---- ----
7.00% Note, due 2017, to AHL                    $  1 $  2
5.80% Note, due 2018, to AHL                       3   --
5.75% Note, due 2018, to AIC                      10   --
5.75% Note, due 2018, to AIC                       4   --
6.35% Note, due 2018, to AIC                       7   --
7.00% Surplus Note, due 2028, to AIC /(1)/       400  400
6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                ---- ----
   Total notes due to related parties           $700 $677
                                                ==== ====

--------
/(1)/ No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2011 and 2010 on all notes except the $400 million note for which approval was not sought in 2010.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In 2011, 2010 and 2009, the Company recorded net investment income on these notes of $15 million, $15 million and $14 million, respectively. In 2011, 2010 and 2009, the Company incurred $16 million, $16 million and $14 million, respectively, of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In each of 2011, 2010 and 2009, the Company incurred interest expense on this surplus note of $28 million.

   In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due
March 26, 2017 to AHL for the same amount. In 2011 and 2010, RBI repaid $1 million and $4 million, respectively, of principal on this note. In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount. Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL's carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value. In each of 2011 and 2010, the Company incurred interest expense on these notes of $0.2 million.

   In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2011, the Company incurred interest expense on these notes of $0.7 million.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENTS

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2011 or 2010.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.

   On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2011 or 2010.

INVESTMENT PURCHASES AND SALES

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase commercial loans issued to insurance agents of AIC ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate
Bank's carrying value was recorded as an increase to additional capital paid-in.

   In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

CAPITAL CONTRIBUTIONS

   In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

   In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in.

   The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2011, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

PENSION AND POSTRETIREMENT BENEFIT PLANS

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

   Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5. INVESTMENTS

FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                             GROSS UNREALIZED
                                   AMORTIZED ----------------  FAIR
                                     COST    GAINS    LOSSES   VALUE
($ IN MILLIONS)                    --------- ------  -------  -------
DECEMBER 31, 2011
U.S. government and agencies        $ 2,502  $  241  $    --  $ 2,743
Municipal                             4,380     426     (114)   4,692
Corporate                            28,496   2,234     (326)  30,404
Foreign government                      927     142       (1)   1,068
RMBS                                  2,954      74     (314)   2,714
CMBS                                  1,862      45     (224)   1,683
ABS                                   2,345      44     (281)   2,108
Redeemable preferred stock               15       1       --       16
                                    -------  ------  -------  -------
   Total fixed income securities    $43,481  $3,207  $(1,260) $45,428
                                    =======  ======  =======  =======
DECEMBER 31, 2010
U.S. government and agencies        $ 3,258  $  245  $    (9) $ 3,494
Municipal                             5,179      88     (294)   4,973
Corporate                            27,509   1,510     (369)  28,650
Foreign government                    1,962     303       (8)   2,257
RMBS                                  4,674     132     (451)   4,355
CMBS                                  2,121      56     (274)   1,903
ABS                                   2,768      88     (289)   2,567
Redeemable preferred stock               15      --       --       15
                                    -------  ------  -------  -------
   Total fixed income securities    $47,486  $2,422  $(1,694) $48,214
                                    =======  ======  =======  =======

SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

                                        AMORTIZED  FAIR
                                          COST     VALUE
($ IN MILLIONS)                         --------- -------
Due in one year or less                  $ 1,604  $ 1,626
Due after one year through five years     10,954   11,434
Due after five years through ten years    13,476   14,573
Due after ten years                       12,148   12,973
                                         -------  -------
                                          38,182   40,606
RMBS and ABS                               5,299    4,822
                                         -------  -------
   Total                                 $43,481  $45,428
                                         =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                        2011    2010    2009
($ IN MILLIONS)                        ------  ------  ------
Fixed income securities                $2,264  $2,476  $2,595
Mortgage loans                            345     377     488
Equity securities                           7       5       5
Limited partnership interests              49      21       8
Short-term investments                      3       3      13
Other                                      71     (16)    (39)
                                       ------  ------  ------
   Investment income, before expense    2,739   2,866   3,070
   Investment expense                    (102)   (106)    (96)
                                       ------  ------  ------
       Net investment income           $2,637  $2,760  $2,974
                                       ======  ======  ======

REALIZED CAPITAL GAINS AND LOSSES

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                        2011   2010   2009
($ IN MILLIONS)                        -----  -----  -----
Fixed income securities                $ 539  $(370) $(255)
Mortgage loans                           (23)   (71)  (143)
Equity securities                         14     36    (21)
Limited partnership interests             62     17   (283)
Derivatives                             (203)  (124)   357
Other                                      1     (1)   (75)
                                       -----  -----  -----
   Realized capital gains and losses   $ 390  $(513) $(420)
                                       =====  =====  =====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                            2011   2010    2009
($ IN MILLIONS)                                            -----  -----  -------
Impairment write-downs                                     $(242) $(494) $(1,009)
Change in intent write-downs                                 (51)  (142)    (267)
                                                           -----  -----  -------
   Net other-than-temporary impairment losses recognized
     in earnings                                            (293)  (636)  (1,276)
Sales                                                        823    215      637
Valuation of derivative instruments                         (224)   (94)     315
Settlements of derivative instruments                         22    (31)      41
EMA limited partnership income                                62     33     (137)
                                                           -----  -----  -------
   Realized capital gains and losses                       $ 390  $(513) $  (420)
                                                           =====  =====  =======

   Gross gains of $835 million, $454 million and $931 million and gross losses of $124 million, $343 million and $267 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2011                   2010                     2009
                                           ---------------------  ---------------------  -------------------------
                                                  INCLUDED               INCLUDED                 INCLUDED
                                           GROSS   IN OCI   NET   GROSS   IN OCI   NET    GROSS    IN OCI    NET
($ IN MILLIONS)                            -----  -------- -----  -----  -------- -----  -------  -------- -------
Fixed income securities:
   Municipal                               $ (14)   $ (3)  $ (17) $(101)   $ 17   $ (84) $   (25)   $ --   $   (25)
   Corporate                                 (28)      6     (22)   (51)      1     (50)    (188)    (11)     (199)
   Foreign government                         --      --      --     --      --      --      (17)     --       (17)
   RMBS                                     (111)    (20)   (131)  (236)    (20)   (256)    (434)    251      (183)
   CMBS                                      (66)      1     (65)   (93)    (27)   (120)    (411)    102      (309)
   ABS                                        (8)      2      (6)   (13)    (16)    (29)    (201)    (26)     (227)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
       Total fixed income securities        (227)    (14)   (241)  (494)    (45)   (539)  (1,276)    316      (960)
Mortgage loans                               (33)     --     (33)   (71)     --     (71)    (102)     --      (102)
Equity securities                             (5)     --      (5)    --      --      --      (29)     --       (29)
Limited partnership interests                 (3)     --      (3)   (23)     --     (23)    (148)     --      (148)
Other                                        (11)     --     (11)    (3)     --      (3)     (37)     --       (37)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
   Other-than-temporary impairment
     losses                                $(279)   $(14)  $(293) $(591)   $(45)  $(636) $(1,592)   $316   $(1,276)
                                           =====    ====   =====  =====    ====   =====  =======    ====   =======

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $90 million and $213 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                     DECEMBER 31, DECEMBER 31,
                         2011         2010
($ IN MILLIONS)      ------------ ------------
Municipal               $  (5)       $ (17)
Corporate                  (6)          (1)
RMBS                     (198)        (258)
CMBS                      (19)         (49)
ABS                       (21)         (41)
                        -----        -----
   Total                $(249)       $(366)
                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                                            2011   2010    2009
($ IN MILLIONS)                                                                                            -----  -----  -------
Beginning balance                                                                                          $(701) $(808) $    --
Beginning balance of cumulative credit loss for securities held as of April 1, 2009                           --     --   (1,059)
Cumulative effect of change in accounting principle                                                           --     81       --
Additional credit loss for securities previously other-than-temporarily impaired                             (76)  (221)    (111)
Additional credit loss for securities not previously other-than-temporarily impaired                        (114)  (183)    (411)
Reduction in credit loss for securities disposed or collected                                                288    399      773
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not
  will be required to sell                                                                                    13     27       --
Change in credit loss due to accretion of increase in cash flows                                               9      4       --
                                                                                                           -----  -----  -------
Ending balance                                                                                             $(581) $(701) $  (808)
                                                                                                           =====  =====  =======

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                 GROSS UNREALIZED UNREALIZED NET
                                                         FAIR    ---------------- --------------
($ IN MILLIONS)                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2011                                       -------  ------  -------  --------------
Fixed income securities                                 $45,428  $3,207  $(1,260)     $1,947
Equity securities                                           179      38       (2)         36
Short-term investments                                      593      --       --          --
Derivative instruments /(1)/                                (12)      3      (15)        (12)
EMA limited partnership interests /(2)/                                                    1
                                                                                      ------
   Unrealized net capital gains and losses, pre-tax                                    1,972
Amounts recognized for:
   Insurance reserves /(3)/                                                             (637)
   DAC and DSI /(4)/                                                                    (135)
                                                                                      ------
       Amounts recognized                                                               (772)
   Deferred income taxes                                                                (425)
                                                                                      ------
   Unrealized net capital gains and losses, after-tax                                 $  775
                                                                                      ======

--------
/(1)/ Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
/(2)/ Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                          GROSS UNREALIZED UNREALIZED NET
                                                                  FAIR    ---------------- --------------
                                                                  VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2010                                                -------  ------  -------  --------------
Fixed income securities                                          $48,214  $2,422  $(1,694)     $ 728
Equity securities                                                    211      48       (1)        47
Short-term investments                                             1,257      --       --         --
Derivative instruments /(1)/                                         (17)      2      (19)       (17)
                                                                                               -----
   Unrealized net capital gains and losses, pre-tax                                              758
Amounts recognized for:
   Insurance reserves                                                                            (41)
   DAC and DSI                                                                                    98
                                                                                               -----
       Amounts recognized                                                                         57
   Deferred income taxes                                                                        (290)
                                                                                               -----
   Unrealized net capital gains and losses, after-tax                                          $ 525
                                                                                               =====

--------
/(1)/ Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                  2011    2010     2009
($ IN MILLIONS)                                                  ------  ------  -------
Fixed income securities                                          $1,219  $2,912  $ 4,506
Equity securities                                                   (11)     23       48
Short-term investments                                               --      --       (3)
Derivative instruments                                                5       1      (32)
EMA limited partnership interests                                     1      --       --
                                                                 ------  ------  -------
       Total                                                      1,214   2,936    4,519
Amounts recognized for:
   Insurance reserves                                              (596)    (41)     378
   DAC and DSI                                                     (233)   (892)  (2,503)
                                                                 ------  ------  -------
       Amounts recognized                                          (829)   (933)  (2,125)
   Deferred income taxes                                           (135)   (701) $  (834)
                                                                 ------  ------  -------
   Increase in unrealized net capital gains and losses           $  250  $1,302  $ 1,560
                                                                 ======  ======  =======

PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the

Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                          LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                                      --------------------------  --------------------------    TOTAL
                                                       NUMBER   FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                                      OF ISSUES VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN MILLIONS)                                       --------- ------ ---------- --------- ------ ---------- ----------
DECEMBER 31, 2011
Fixed income securities
   Municipal                                               8    $   67   $  (7)       97    $  624  $  (107)   $  (114)
   Corporate                                             226     2,025     (72)      100     1,207     (254)      (326)
   Foreign government                                      7        41      (1)        1         1       --         (1)
   RMBS                                                  140       152      (4)      161       809     (310)      (314)
   CMBS                                                   42       361     (47)       68       488     (177)      (224)
   ABS                                                    32       255     (13)      107     1,010     (268)      (281)
   Redeemable preferred stock                              1        --      --        --        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456     2,901    (144)      534     4,139   (1,116)    (1,260)
Equity securities                                          3        35      (2)       --        --       --         (2)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          459    $2,936   $(146)      534    $4,139  $(1,116)   $(1,262)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 351    $2,439   $(111)      328    $2,869  $  (626)   $  (737)
Below investment grade fixed income securities           105       462     (33)      206     1,270     (490)      (523)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456    $2,901   $(144)      534    $4,139  $(1,116)   $(1,260)
                                                         ===    ======   =====       ===    ======  =======    =======
DECEMBER 31, 2010
Fixed income securities
   U.S. government and agencies                           13    $  348   $  (9)       --    $   --  $    --    $    (9)
   Municipal                                             142     1,718     (55)      170     1,145     (239)      (294)
   Corporate                                             340     3,805    (144)      143     1,951     (225)      (369)
   Foreign government                                     16       191      (8)        1        10       --         (8)
   RMBS                                                  108       143      (3)      246     1,266     (448)      (451)
   CMBS                                                   11       123      (2)      114       836     (272)      (274)
   ABS                                                    33       262      (4)      130     1,288     (285)      (289)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663     6,590    (225)      804     6,496   (1,469)    (1,694)
Equity securities                                          3        17      (1)       --        --       --         (1)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          666    $6,607   $(226)      804    $6,496  $(1,469)   $(1,695)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 600    $6,222   $(209)      559    $4,853  $  (782)   $  (991)
Below investment grade fixed income securities            63       368     (16)      245     1,643     (687)      (703)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663    $6,590   $(225)      804    $6,496  $(1,469)   $(1,694)
                                                         ===    ======   =====       ===    ======  =======    =======

   As of December 31, 2011, $352 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $352 million, $274 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa,

Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

   As of December 31, 2011, the remaining $910 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $463 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $910 million, $447 million are related to below investment grade fixed income securities. Of these amounts, $305 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

   RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2011, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIPS

   As of December 31, 2011 and 2010, the carrying value of equity method limited partnership interests totaled $858 million and $610 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011, 2010 and 2009, the Company had write-downs related to equity method limited partnership interests of $1 million, $1 million and $5 million, respectively.

   As of December 31, 2011 and 2010, the carrying value for cost method limited partnership interests was $754 million and $662 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011, 2010 and 2009, the Company had write-downs related to cost method investments of $2 million, $22 million and $143 million, respectively.

MORTGAGE LOANS

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion as of both December 31, 2011 and 2010. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                              2011  2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) ----  ----
California                                    22.8% 23.5%
Illinois                                       8.9   9.3
New Jersey                                     7.0   6.6
New York                                       6.3   6.7
Texas                                          5.7   5.3
Pennsylvania                                   5.6   5.6
Massachusetts                                  5.0   4.1

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                               2011   2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) -----  -----
Office buildings                               29.0%  32.0%
Retail                                         26.0   27.5
Warehouse                                      20.1   21.8
Apartment complex                              16.6   12.8
Other                                           8.3    5.9
                                              -----  -----
   Total                                      100.0% 100.0%
                                              =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2011, excluding $43 million of mortgage loans in the process of foreclosure, are as follows:

                                          NUMBER  CARRYING
                                         OF LOANS  VALUE   PERCENT
($ IN MILLIONS)                          -------- -------- -------
2012                                        56     $  554     8.5%
2013                                        58        454     7.0
2014                                        69        913    14.0
2015                                        64        937    14.4
Thereafter                                 349      3,645    56.1
                                           ---     ------   -----
   Total                                   596     $6,503   100.0%
                                           ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

                                                    2011                            2010
                                       ------------------------------- -------------------------------
                                       FIXED RATE VARIABLE RATE        FIXED RATE VARIABLE RATE
($ IN MILLIONS)                         MORTGAGE    MORTGAGE            MORTGAGE    MORTGAGE
DEBT SERVICE COVERAGE                    LOANS        LOANS     TOTAL    LOANS        LOANS     TOTAL
RATIO DISTRIBUTION                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  345       $ --      $  345   $  275       $ --      $  275
1.0 - 1.25                                1,488         --       1,488    1,571         16       1,587
1.26 - 1.50                               1,475         19       1,494    1,478         --       1,478
Above 1.50                                2,847        128       2,975    2,484        546       3,030
                                         ------       ----      ------   ------       ----      ------
   Total non-impaired mortgage loans     $6,155       $147      $6,302   $5,808       $562      $6,370
                                         ======       ====      ======   ======       ====      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                             2011 2010
($ IN MILLIONS)                                              ---- ----
Impaired mortgage loans with a valuation allowance           $244 $168
Impaired mortgage loans without a valuation allowance          --   15
                                                             ---- ----
Total impaired mortgage loans                                $244 $183
                                                             ==== ====
Valuation allowance on impaired mortgage loans               $ 63 $ 84

   The average balance of impaired loans was $207 million, $275 million and $313 million during 2011, 2010 and 2009, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                   2011  2010  2009
($ IN MILLIONS)                                    ----  ----  ----
Beginning balance                                  $ 84  $ 94  $ 3
Net increase in valuation allowance                  33    65   96
Charge offs                                         (54)  (75)  (5)
                                                   ----  ----  ---
Ending balance                                     $ 63  $ 84  $94
                                                   ====  ====  ===

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                        2011   2010
($ IN MILLIONS)                                        ------ ------
Less than 90 days past due                             $   -- $   12
90 days or greater past due                                43     78
                                                       ------ ------
   Total past due                                          43     90
   Current loans                                        6,503  6,463
                                                       ------ ------
       Total mortgage loans                            $6,546 $6,553
                                                       ====== ======

MUNICIPAL BONDS

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                   2011  2010
(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)     ----  ----
California                                         14.1% 14.7%
Texas                                              11.1  11.9
New York                                            7.7   7.8
Delaware                                            5.2   5.3

CONCENTRATION OF CREDIT RISK

   As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income securities with a carrying value of $213 million and $448 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $1 million, $2 million and $2 million in 2011, 2010 and 2009, respectively.

OTHER INVESTMENT INFORMATION

   Included in fixed income securities are below investment grade assets totaling $3.33 billion and $3.84 billion as of December 31, 2011 and 2010, respectively.

   As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $67 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2011, the carrying value of fixed income securities and other investments that were non-income producing was $15 million.

6. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

         (a)  Quoted prices for similar assets or liabilities in active markets;

         (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

   . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

   .   Fixed income securities:

       U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

       CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

       Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

   . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

   . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

   . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

       OTC derivatives, including interest rate swaps, foreign currency swaps, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

   .   Fixed income securities:

       Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

       RMBS, CMBS and ABS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

   . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

   . Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

                                                           QUOTED PRICES   SIGNIFICANT
                                                             IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                            MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                          IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                             (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2011
($ IN MILLIONS)                                           ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                            $1,614        $ 1,129      $   --                   $ 2,743
       Municipal                                                   --          4,305         387                     4,692
       Corporate                                                   --         29,085       1,319                    30,404
       Foreign government                                          --          1,068          --                     1,068
       RMBS                                                        --          2,667          47                     2,714
       CMBS                                                        --          1,653          30                     1,683
       ABS                                                         --          1,854         254                     2,108
       Redeemable preferred stock                                  --             15           1                        16
                                                               ------        -------      ------                   -------
          Total fixed income securities                         1,614         41,776       2,038                    45,428
   Equity securities                                              127             38          14                       179
   Short-term investments                                          46            547          --                       593
   Other investments:
       Free-standing derivatives                                   --            268           1       $(103)          166
   Separate account assets                                      6,984             --          --                     6,984
   Other assets                                                    --             --           1                         1
                                                               ------        -------      ------       -----       -------
       TOTAL RECURRING BASIS ASSETS                             8,771         42,629       2,054        (103)       53,351
   Non-recurring basis /(1)/                                       --             --          24                        24
                                                               ------        -------      ------       -----       -------
TOTAL ASSETS AT FAIR VALUE                                     $8,771        $42,629      $2,078       $(103)      $53,375
                                                               ======        =======      ======       =====       =======
% of total assets at fair value                                  16.4%          79.9%        3.9%       (0.2)%       100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity
         contracts                                             $   --        $    --      $ (723)                  $  (723)
   Other liabilities:
       Free-standing derivatives                                   --            (96)        (89)      $  60          (125)
                                                               ------        -------      ------       -----       -------
TOTAL LIABILITIES AT FAIR VALUE                                $   --        $   (96)     $ (812)      $  60       $  (848)
                                                               ======        =======      ======       =====       =======
% of total liabilities at fair value                               --%          11.3%       95.8%       (7.1)%       100.0%

--------
/(1)/ Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

                                                      QUOTED PRICES   SIGNIFICANT
                                                        IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                       MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                     IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                        (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2010
($ IN MILLIONS)                                      ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                       $  882        $ 2,612      $   --                   $ 3,494
       Municipal                                              --          4,372         601                     4,973
       Corporate                                              --         26,890       1,760                    28,650
       Foreign government                                     --          2,257          --                     2,257
       RMBS                                                   --          3,166       1,189                     4,355
       CMBS                                                   --          1,059         844                     1,903
       ABS                                                    --            593       1,974                     2,567
       Redeemable preferred stock                             --             14           1                        15
                                                          ------        -------      ------                   -------
          Total fixed income securities                      882         40,963       6,369                    48,214
   Equity securities                                         137             45          29                       211
   Short-term investments                                     72          1,185          --                     1,257
   Other investments:
       Free-standing derivatives                              --            602          10       $ (225)         387
   Separate account assets                                 8,676             --          --                     8,676
   Other assets                                               --             --           1                         1
                                                          ------        -------      ------       ------      -------
       TOTAL RECURRING BASIS ASSETS                        9,767         42,795       6,409         (225)      58,746
   Non-recurring basis/ (1)/                                  --             --         117                       117
                                                          ------        -------      ------       ------      -------
TOTAL ASSETS AT FAIR VALUE                                $9,767        $42,795      $6,526       $ (225)     $58,863
                                                          ======        =======      ======       ======      =======
% of total assets at fair value                             16.6%          72.7%       11.1%        (0.4)%      100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and
         annuity contracts                                $   --        $    --      $ (653)                  $  (653)
   Other liabilities:
       Free-standing derivatives                              --           (455)        (87)      $  221         (321)
                                                          ------        -------      ------       ------      -------
TOTAL LIABILITIES AT FAIR VALUE                           $   --        $  (455)     $ (740)      $  221      $  (974)
                                                          ======        =======      ======       ======      =======
% of total liabilities at fair value                         -- %          46.7%       76.0%       (22.7)%      100.0%

--------
/(1)/ Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                                                TOTAL REALIZED AND
                                                                             UNREALIZED GAINS (LOSSES)
                                                                                   INCLUDED IN:
                                                                             -----------------------
                                                                  BALANCE                    OCI ON
                                                                   AS OF                  STATEMENT OF TRANSFERS TRANSFERS
                                                                DECEMBER 31,     NET       FINANCIAL     INTO     OUT OF
                                                                    2010     INCOME /(1)/   POSITION    LEVEL 3   LEVEL 3
($ IN MILLIONS)                                                 ------------ -----------  ------------ --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  601       $  (2)        $  7       $ 48     $   (34)
       Corporate                                                    1,760          52          (35)       237        (410)
       RMBS                                                         1,189         (57)          77         --        (853)
       CMBS                                                           844         (43)         111         65        (878)
       ABS                                                          1,974          21          (65)        --      (1,470)
       Redeemable preferred stock                                       1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          Total fixed income securities                             6,369         (29)          95        350      (3,645)
       Equity securities                                               29          (5)          --         --         (10)
       Other investments:
          Free-standing derivatives, net                              (77)        (37)          --         --          --
       Other assets                                                     1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          TOTAL RECURRING LEVEL 3 ASSETS                           $6,322       $ (71)        $ 95       $350     $(3,655)
                                                                   ======       =====         ====       ====     =======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (653)      $(134)        $ --       $ --     $    --
                                                                   ------       -----         ----       ----     -------
       TOTAL RECURRING LEVEL 3 LIABILITIES                         $ (653)      $(134)        $ --       $ --     $    --
                                                                   ======       =====         ====       ====     =======

                                                                                                         BALANCE AS OF
                                                                                                         DECEMBER 31,
                                                                PURCHASES  SALES   ISSUANCES SETTLEMENTS     2011
                                                                --------- -------  --------- ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ 10    $  (241)   $  --      $  (2)      $  387
       Corporate                                                   266       (473)      --        (78)       1,319
       RMBS                                                         --       (222)      --        (87)          47
       CMBS                                                         --        (66)      --         (3)          30
       ABS                                                         146       (136)      --       (216)         254
       Redeemable preferred stock                                   --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          Total fixed income securities                            422     (1,138)      --       (386)       2,038
       Equity securities                                             1         (1)      --         --           14
       Other investments:
          Free-standing derivatives, net                            18         --       --          8          (88)/(2)/
       Other assets                                                 --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $441    $(1,139)   $  --      $(378)      $1,965
                                                                  ====    =======    =====      =====       ======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ----    -------    -----      -----       ------
       TOTAL RECURRING LEVEL 3 LIABILITIES                        $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ====    =======    =====      =====       ======

--------
/(1)/ The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/ Comprises $1 million of assets and $89 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

                                                 TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                              ------------------------
                                   BALANCE                    OCI ON
                                    AS OF                  STATEMENT OF PURCHASES, SALES, TRANSFERS TRANSFERS BALANCE AS OF
                                 DECEMBER 31,     NET       FINANCIAL     ISSUANCES AND     INTO     OUT OF   DECEMBER 31,
                                     2009     INCOME /(1)/   POSITION   SETTLEMENTS, NET   LEVEL 3   LEVEL 3      2010
($ IN MILLIONS)                  ------------ -----------  ------------ ----------------- --------- --------- -------------
ASSETS
Fixed income securities:
   Municipal                        $  746       $ (10)       $    8          $ (95)        $  19    $   (67)    $  601
   Corporate                         2,020          23           128           (285)          403       (529)     1,760
   Foreign government                   20          --            --            (20)           --         --         --
   RMBS                              1,052        (268)          475            (41)           --        (29)     1,189
   CMBS                              1,322        (235)          589           (525)          108       (415)       844
   ABS                               1,710          60           236            205            --       (237)     1,974
   Redeemable preferred
     stock                               1          --            --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       Total fixed income
         securities                  6,871        (430)        1,436           (761)          530     (1,277)     6,369
Equity securities                       27          15             2            (13)           --         (2)        29
Other investments:
   Free-standing
     derivatives, net                  (53)        (43)           --             19            --         --        (77)/(2)/
Other assets                             2          (1)           --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       TOTAL RECURRING
         LEVEL 3 ASSETS.........    $6,847       $(459)       $1,438          $(755)        $ 530    $(1,279)    $6,322
                                    ======       =====        ======          =====         =====    =======     ======
LIABILITIES
Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                      $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ------       -----        ------          -----         -----    -------     ------
TOTAL RECURRING LEVEL 3
  LIABILITIES                       $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ======       =====        ======          =====         =====    =======     ======

--------
/(1)/ The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.
/(2)/ Comprises $10 million of assets and $87 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2011 or 2010.

   During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. Additionally, certain ABS that are valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

   Transfers into Level 3 during 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

   The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

                                                                 2011   2010
($ IN MILLIONS)                                                 -----  -----
ASSETS
   Fixed income securities:
       Municipal                                                $  (2) $  (7)
       Corporate                                                   19     37
       RMBS                                                        --   (203)
       CMBS                                                       (12)   (28)
       ABS                                                        (35)    52
                                                                -----  -----
          Total fixed income securities                           (30)  (149)
   Equity securities                                               (4)    --
   Other investments:
       Free-standing derivatives, net                             (29)   (26)
       Other assets                                                --     (1)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 ASSETS                        $ (63) $(176)
                                                                =====  =====
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts       $(134) $ (31)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                   $(134) $ (31)
                                                                =====  =====

   The amounts in the table above represent gains and losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits. These gains and losses total $(207) million in 2010 and are reported as follows:
$(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

                                                                                                                      TOTAL
                                                                                                                  GAINS (LOSSES)
                                             TOTAL REALIZED AND UNREALIZED                                           INCLUDED
                                              GAINS (LOSSES) INCLUDED IN:                                         IN NET INCOME
                                             ----------------------------                                              FOR
                                                                            PURCHASES,     NET                      FINANCIAL
                                                                              SALES,    TRANSFERS                  INSTRUMENTS
                                                                 OCI ON     ISSUANCES      IN                     STILL HELD AS
                               BALANCE AS OF                  STATEMENT OF     AND       AND/OR   BALANCE AS OF         OF
                                DECEMBER 31,                   FINANCIAL   SETTLEMENTS, (OUT) OF  DECEMBER 31,     DECEMBER 31,
                                   2008      NET INCOME /(1)/   POSITION       NET       LEVEL 3      2009          2009 /(3)/
($ IN MILLIONS)                ------------- ---------------  ------------ ------------ --------- -------------   --------------
ASSETS
  Fixed income securities:
   Municipal                      $   703         $  (3)         $   31      $   (39)    $    54     $  746           $  (1)
   Corporate                        9,867            18           1,158       (1,591)     (7,432)     2,020              54
   Foreign government                  --            --              --           30         (10)        20              --
   RMBS                             1,811          (125)            247         (304)       (577)     1,052             (96)
   CMBS                               410          (398)            801          (75)        584      1,322            (318)
   ABS                              1,341          (194)            852         (120)       (169)     1,710            (123)
   Redeemable preferred
     stock                              1            --              --           --          --          1              --
                                  -------         -----          ------      -------     -------     ------           -----
   Total fixed income
     securities                    14,133          (702)          3,089       (2,099)     (7,550)     6,871            (484)
  Equity securities                    27            (2)              3           (1)         --         27              (3)
  Other investments:
     Free-standing
       derivatives, net               (93)           76              --          (36)         --        (53)/(2)/        98
  Other assets                          1             1              --           --          --          2               1
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 ASSETS                   $14,068         $(627)         $3,092      $(2,136)    $(7,550)    $6,847           $(388)
                                  =======         =====          ======      =======     =======     ======           =====
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                    $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 LIABILITIES              $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  =======         =====          ======      =======     =======     ======           =====

--------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(719) million in realized capital gains and losses, $89 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in contract benefits.
/(2)/ Comprises $32 million of assets and $85 million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS

                                            DECEMBER 31, 2011 DECEMBER 31, 2010
                                            ----------------- -----------------
                                            CARRYING   FAIR   CARRYING   FAIR
                                              VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                             --------  ------  --------  ------
Mortgage loans                               $6,546   $6,739   $6,553   $6,312
Limited partnership interests - cost basis      754      882      662      719
Bank loans                                      299      290      322      314
Notes due from related party                    275      235      275      245

   The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                              DECEMBER 31, 2011 DECEMBER 31, 2010
                                              ----------------- ----------------
                                              CARRYING   FAIR   CARRYING   FAIR
                                                VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                               --------  ------- --------  -------
Contractholder funds on investment contracts  $30,161   $30,468 $35,040   $34,056
Notes due to related parties                      700       659     677       649
Liability for collateral                          263       263     465       465

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7. DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, negative equity market valuations, increases in credit spreads, and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2011, the Company pledged $6 million of securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME/ (1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate swap agreements                             Other investments    $   144      n/a   $  (8) $ --    $  (8)
   Foreign currency swap agreements                          Other investments        127      n/a      (5)    3       (8)
                                                                                  -------   ------   -----  ----    -----
       Total                                                                          271      n/a     (13)    3      (16)
                                                                                  -------   ------   -----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      8,028      n/a     122   137      (15)
       Interest rate swaption agreements                     Other investments        500      n/a      --    --       --
       Interest rate cap and floor agreements                Other investments      1,591      n/a     (12)   --      (12)
       Financial futures contracts and options                 Other assets           n/a       40      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        163   15,180     104   104       --
       Options, futures and warrants                           Other assets           n/a    1,011      --    --       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         50      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --       --
       Equity-indexed call options                        Fixed income securities     150      n/a      11    11       --
       Credit default swaps                               Fixed income securities     170      n/a    (113)   --     (113)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments        110      n/a       2     4       (2)
       Credit default swaps - selling protection             Other investments         32      n/a      --    --       --
   OTHER CONTRACTS
       Other contracts                                       Other investments          5      n/a      --    --       --
       Other contracts                                         Other assets             4      n/a       1     1       --
                                                                                  -------   ------   -----  ----    -----
          Total                                                                    10,808   16,231     121   263     (142)
                                                                                  -------   ------   -----  ----    -----
TOTAL ASSET DERIVATIVES                                                           $11,079   16,231   $ 108  $266    $(158)
                                                                                  =======   ======   =====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                             LIABILITY DERIVATIVES
                                                 -----------------------------------------------------------------------------
                                                                                         VOLUME /(1)/
                                                                                      ------------------
                                                                                                NUMBER    FAIR
                                                                                      NOTIONAL    OF     VALUE, GROSS   GROSS
                                                        BALANCE SHEET LOCATION         AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                 ------------------------------------ -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   Interest rate swap agreements                 Other liabilities & accrued expenses $    28      n/a   $  (5)  $--    $  (5)
   Foreign currency swap agreements              Other liabilities & accrued expenses      50      n/a      (7)   --       (7)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                               78      n/a     (12)   --      (12)
                                                                                      -------   ------   -----   ---    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
INTEREST RATE CONTRACTS
   Interest rate swap agreements                 Other liabilities & accrued expenses      85      n/a       8     8       --
   Interest rate cap and floor agreements        Other liabilities & accrued expenses     914      n/a      (9)   --       (9)
EQUITY AND INDEX CONTRACTS
   Options and futures                           Other liabilities & accrued expenses     n/a   14,985     (49)   --      (49)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                      Contractholder funds             917      n/a    (105)   --     (105)
   Guaranteed withdrawal benefits                        Contractholder funds             613      n/a     (57)   --      (57)
   Equity-indexed and forward starting options
     in life and annuity product contracts               Contractholder funds           3,996      n/a    (553)   --     (553)
   Other embedded derivative financial
     instruments                                         Contractholder funds              85      n/a      (8)   --       (8)
CREDIT DEFAULT CONTRACTS
   Credit default swaps - buying protection      Other liabilities & accrued expenses     127      n/a       5     6       (1)
   Credit default swaps - selling protection     Other liabilities & accrued expenses     270      n/a     (68)    1      (69)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                            7,007   14,985    (836)   15     (851)
                                                                                      -------   ------   -----   ---    -----
TOTAL LIABILITY DERIVATIVES                                                             7,085   14,985    (848)  $15    $(863)
                                                                                      =======   ======   =====   ===    =====
TOTAL DERIVATIVES                                                                     $18,164   31,216   $(740)
                                                                                      =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2010.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME /(1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                         Other investments     $  156      n/a    $(18) $ --    $ (18)
       Foreign currency swap agreements                      Other investments         64      n/a       2     3       (1)
                                                                                   ------   ------    ----  ----    -----
          Total                                                                       220      n/a     (16)    3      (19)
                                                                                   ------   ------    ----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      1,094      n/a      79    81       (2)
       Interest rate cap and floor agreements                Other investments        226      n/a      (2)    1       (3)
       Financial futures contracts and options                 Other assets           n/a    1,420      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments         64   20,451     327   327       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         90      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities     287      n/a      84    84       --
       Equity-indexed call options                        Fixed income securities     300      n/a      47    47       --
       Credit default swaps                               Fixed income securities     179      n/a     (87)   --      (87)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments         66      n/a      (1)    1       (2)
       Credit default swaps - selling protection             Other investments         42      n/a      (2)    1       (3)
   OTHER CONTRACTS
       Other contracts                                       Other investments         13      n/a      --    --       --
       Other contracts                                         Other assets             5      n/a       1     1       --
                                                                                   ------   ------    ----  ----    -----
          Total                                                                     2,366   21,871     452   549      (97)
                                                                                   ------   ------    ----  ----    -----
TOTAL ASSET DERIVATIVES                                                            $2,586   21,871    $436  $552    $(116)
                                                                                   ======   ======    ====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                         LIABILITY DERIVATIVES
                                             ------------------------------------------------------------------------------
                                                                                      VOLUME /(1)/
                                                                                   ------------------
                                                                                             NUMBER    FAIR
                                                                                   NOTIONAL    OF     VALUE, GROSS   GROSS
                                                    BALANCE SHEET LOCATION          AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                             ------------------------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
     Interest rate swap agreements           Other liabilities & accrued expenses  $ 3,345      n/a   $(181) $ 20   $  (201)
     Interest rate swap agreements                   Contractholder funds               --      n/a       2     2        --
     Foreign currency swap agreements        Other liabilities & accrued expenses      138      n/a     (20)   --       (20)
     Foreign currency and interest rate
       swap agreements                       Other liabilities & accrued expenses      435      n/a      34    34        --
     Foreign currency and interest rate
       swap agreements                               Contractholder funds               --      n/a      28    28        --
                                                                                   -------   ------   -----  ----   -------
       Total                                                                         3,918      n/a    (137)   84      (221)
                                                                                   -------   ------   -----  ----   -------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
 INTEREST RATE CONTRACTS
     Interest rate swap agreements           Other liabilities & accrued expenses    3,642      n/a      66    96       (30)
     Interest rate swaption agreements       Other liabilities & accrued expenses      750      n/a       4     4        --
     Interest rate cap and floor
       agreements                            Other liabilities & accrued expenses    3,216      n/a     (22)    1       (23)
     Financial futures contracts and
       options                               Other liabilities & accrued expenses      n/a      150      --    --        --
EQUITY AND INDEX CONTRACTS
     Options and futures                     Other liabilities & accrued expenses       64   20,752    (168)    2      (170)
EMBEDDED DERIVATIVE FINANCIAL
  INSTRUMENTS
     Guaranteed accumulation benefits                Contractholder funds            1,067      n/a     (88)   --       (88)
     Guaranteed withdrawal benefits                  Contractholder funds              739      n/a     (47)   --       (47)
     Equity-indexed and forward starting
       options in life and annuity
       product contracts                             Contractholder funds            4,694      n/a    (515)   --      (515)
     Other embedded derivative
       financial instruments                         Contractholder funds               85      n/a      (3)   --        (3)
 CREDIT DEFAULT CONTRACTS
     Credit default swaps - buying
       protection                            Other liabilities & accrued expenses      181      n/a      (3)    4        (7)
     Credit default swaps - selling
       protection                            Other liabilities & accrued expenses      267      n/a     (61)    1       (62)
                                                                                   -------   ------   -----  ----   -------
       Total                                                                        14,705   20,902    (837)  108      (945)
                                                                                   -------   ------   -----  ----   -------
TOTAL LIABILITY DERIVATIVES                                                         18,623   20,902    (974) $192   $(1,166)
                                                                                   =======   ======   =====  ====   =======
TOTAL DERIVATIVES                                                                  $21,209   42,773   $(538)
                                                                                   =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. There is no expected amortization of net losses from accumulated other comprehensive income related to cash flow hedges during the next twelve months.

                                                                                    2011  2010  2009
($ IN MILLIONS)                                                                     ----  ----  ----
EFFECTIVE PORTION
Gain (loss) recognized in OCI on derivatives during the period                      $  4  $  3  $(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship    (12)  (17)  (18)
Gain reclassified from AOCI into income (net investment income)                       --    --     2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)    (1)    2    (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income on derivatives (realized capital gains and losses)          --    --    --

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                                          2011
                                                              ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
($ IN MILLIONS)                                               ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(2)      $  (8)    $ --         $ (5)           $ (15)
   Foreign currency and interest rate contracts                   --          --       --          (32)             (32)
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   (2)         (8)      --          (37)             (47)
                                                                 ---       -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        (151)      --           --             (151)
   Equity and index contracts                                     --          --       --           (2)              (2)
   Embedded derivative financial instruments                      --         (45)     (32)         (38)            (115)
   Credit default contracts                                       --           2       --           --                2
   Other contracts                                                --          --       --            7                7
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   --        (194)     (32)         (33)            (259)
                                                                 ---       -----     ----         ----            -----
       Total                                                     $(2)      $(202)    $(32)        $(70)           $(306)
                                                                 ===       =====     ====         ====            =====

                                                                                          2010
-                                                             ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                      $(139)     $   9     $ --         $ 11            $(119)
   Foreign currency and interest rate contracts                    --         (2)      --          (18)             (20)
                                                                -----      -----     ----         ----            -----
       Subtotal                                                  (139)         7       --           (7)            (139)
                                                                -----      -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                         --       (138)      --           --             (138)
   Equity and index contracts                                      --         --       --          113              113
   Embedded derivative financial instruments                       --          8      (28)          34               14
   Foreign currency contracts                                      --          4       --           --                4
   Credit default contracts                                        --         (6)      --           --               (6)
   Other contracts                                                 --         --       --            3                3
                                                                -----      -----     ----         ----            -----
       Subtotal                                                    --       (132)     (28)         150              (10)
                                                                -----      -----     ----         ----            -----
       Total                                                    $(139)     $(125)    $(28)        $143            $(149)
                                                                =====      =====     ====         ====            =====

                                                                                          2009
                                                              -------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $30       $ 12      $ --         $ (13)          $ 29
   Foreign currency and interest rate contracts                   --         (9)       --            77             68
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   30          3        --            64             97
                                                                 ---       ----      ----         -----           ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        280        --            --            280
   Equity and index contracts                                     --         --        --           115            115
   Embedded derivative financial instruments                      --         60       158          (184)            34
   Foreign currency contracts                                     --          3        --            --              3
   Credit default contracts                                       --         14        --            --             14
   Other contracts                                                --         --        --             3              3
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   --        357       158           (66)           449
                                                                 ---       ----      ----         -----           ----
       Total                                                     $30       $360      $158         $  (2)          $546
                                                                 ===       ====      ====         =====           ====

   The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $8 million in 2011, gains of $7 million in 2010 and losses of $1 million in 2009.

   The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                  2011
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
($ IN MILLIONS)                            INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds     $(7)         $(34)           $41          $ --
Net investment income                          26            --             --           (26)
Realized capital gains and losses              (8)           --             --            --
                                              ---          ----            ---          ----
   Total                                      $11          $(34)           $41          $(26)
                                              ===          ====            ===          ====

                                                                  2010
                                           -----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $ --          $(48)           $48           $--
Net investment income                         (33)           --             --            33
Realized capital gains and losses               9            (2)            --            --
                                             ----          ----            ---           ---
   Total                                     $(24)         $(50)           $48           $33
                                             ====          ====            ===           ===

                                                                  2009
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $(26)          $39            $(13)        $  --
Net investment income                         164            --              --          (164)
Realized capital gains and losses              12            (9)             --            --
                                             ----           ---            ----         -----
   Total                                     $150           $30            $(13)        $(164)
                                             ====           ===            ====         =====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, counterparties pledged $63 million in cash and securities to the Company, and the Company pledged $76 million in securities to counterparties which includes $72 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $4 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                       2011                                                    2010
                ---------------------------------------------------    -----------------------------------------------------
                NUMBER OF                                EXPOSURE,       NUMBER                                   EXPOSURE,
($ IN MILLIONS) COUNTER-   NOTIONAL       CREDIT          NET OF       OF COUNTER-  NOTIONAL       CREDIT          NET OF
RATING /(1)/     PARTIES  AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/   PARTIES   AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/
--------------- --------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
AA-                 1       $    25        $  1             $ 1             1        $  675          $19             $10
A+                  3         2,936          24               4             2           951           14              10
A                   2         3,913          14              --             3           772           10              10
A-                  2         3,815          25              --             1            89           32              32
BBB+                2            57          41              41            --            --           --              --
                   --       -------        ----             ---            --        ------          ---             ---
   Total           10       $10,746        $105             $46             7        $2,487          $75             $62
                   ==       =======        ====             ===            ==        ======          ===             ===

--------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                                               2011   2010
($ IN MILLIONS)                                                                                                ----  -----
Gross liability fair value of contracts containing credit-risk-contingent features                             $133  $ 368
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs              (60)  (212)
Collateral posted under MNAs for contracts containing credit-risk-contingent features                           (72)  (147)
                                                                                                               ----  -----
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were
  triggered concurrently                                                                                       $  1  $   9
                                                                                                               ====  =====

CREDIT DERIVATIVES - SELLING PROTECTION

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 45 $15  $10   $110  $ (1)
     High yield debt                      --   --  --    2      2    --
     Municipal                            25   --  --   --     25    (5)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           65   45  15   12    137    (6)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (29)
     First-to-default
     Municipal                            --  100  --   --    100   (33)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           --  100  --   65    165   (62)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $145 $15  $77   $302  $(68)
                                         === ==== ===  ===   ====  ====

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 55 $10  $10   $115  $ (1)
     High yield debt                      --   --  --    4      4    --
     Municipal                            25   --  --   --     25    (6)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          65   55  10   14    144    (7)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (19)
     First-to-default
     Municipal                            --  100  --   --    100   (37)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          --  100  --   65    165   (56)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $155 $10  $79   $309  $(63)
                                         === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:

                                                   2011 2010
($ IN MILLIONS)                                    ---- ----
Commitments to invest in limited partnership
  interests                                        $797 $731
Commitments to extend mortgage loans                 72   --
Private placement commitments                        30  111
Other loan commitments                               24   25

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2011    2010
($ IN MILLIONS)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 7,110 $ 6,522
   Other immediate fixed annuities                                 2,354   2,211
Traditional life insurance                                         2,805   2,751
Accident and health insurance                                      1,322   1,181
Other                                                                118      87
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $13,709 $12,752
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                                      MORTALITY                     INTEREST RATE             ESTIMATION METHOD
-------                          ----------------------------------  -------------------------- -----------------------------
Structured settlement annuities  U.S. population with projected      Interest rate assumptions  Present value of
                                 calendar year improvements;         range from 0% to 9.3%      contractually specified
                                 mortality rates adjusted for each                              future benefits
                                 impaired life based on reduction
                                 in life expectancy

Other immediate fixed            1983 group annuity mortality table  Interest rate assumptions  Present value of expected
annuities                        with internal modifications; 1983   range from 0.9% to 11.5%   future benefits based on
                                 individual annuity mortality                                   historical experience
                                 table; Annuity 2000 mortality
                                 table; Annuity 2000 mortality
                                 table with internal modifications;
                                 1983 individual annuity mortality
                                 table with internal modifications

Traditional life insurance       Actual company experience plus      Interest rate assumptions  Net level premium reserve
                                 loading                             range from 4.0% to 11.3%   method using the
                                                                                                Company's withdrawal
                                                                                                experience rates; includes
                                                                                                reserves for unpaid claims

Accident and health insurance    Actual company experience plus      Interest rate assumptions  Unearned premium;
                                 loading                             range from 3.0% to 5.3%    additional contract reserves
                                                                                                for mortality risk and
                                                                                                unpaid claims

Other:                           100% of Annuity 2000 mortality      Interest rate assumptions  Projected benefit ratio
Variable annuity guaranteed      table                               range from 4.0% to 5.1%    applied to cumulative
minimum death benefits /(1)/                                                                    assessments

--------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $637 million and $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2011 and 2010, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

   As of December 31, contractholder funds consist of the following:

                                                   2011    2010
($ IN MILLIONS)                                   ------- -------
Interest-sensitive life insurance                 $10,195 $10,061
Investment contracts:
   Fixed annuities                                 29,017  33,134
   Funding agreements backing medium-term notes     1,929   2,749
   Other investment contracts                         528     514
                                                  ------- -------
       Total contractholder funds                 $41,669 $46,458
                                                  ======= =======

   The following table highlights the key contract provisions relating to contractholder funds:

PRODUCT                                               INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES
-------                                  ---------------------------------------  ---------------------------------------

Interest-sensitive life insurance        Interest rates credited range from 0%    Either a percentage of account balance
                                         to 11.0% for equity-indexed life (whose  or dollar amount grading off generally returns are indexed to the S&P 500) and  over 20 years
                                         1.5% to 6.0% for all other products

Fixed annuities                          Interest rates credited range from 0%    Either a declining or a level
                                         to 9.9% for immediate annuities; (8.0)%  percentage charge generally over ten
                                         to 11.0% for equity-indexed annuities    years or less. Additionally,
                                         (whose returns are indexed to the S&P    approximately 25.3% of fixed annuities
                                         500); and 0.2% to 6.6% for all other     are subject to market value adjustment
                                         products                                 for discretionary withdrawals

Funding agreements backing               Interest rates credited range from 0.9%  Not applicable
medium-term notes                        to 5.8% (excluding currency-swapped
                                         medium-term notes)

Other investment contracts:              Interest rates used in establishing      Withdrawal and surrender charges are
Guaranteed minimum income, accumulation  reserves range from 1.8% to 10.3%        based on the terms of the related
  and withdrawal benefits on                                                      interest-sensitive life insurance or
  variable/(1)/ and fixed annuities and                                           fixed annuity contract
  secondary guarantees on
  interest-sensitive life insurance and
  fixed annuities

--------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                           2011     2010
($ IN MILLIONS)                                          -------  -------
Balance, beginning of year                               $46,458  $50,850
Deposits                                                   1,869    2,363
Interest credited                                          1,592    1,752
Benefits                                                  (1,454)  (1,537)
Surrenders and partial withdrawals                        (4,908)  (4,166)
Maturities and retirements of institutional products        (867)  (1,833)
Contract charges                                            (962)    (921)
Net transfers from separate accounts                          12       11
Fair value hedge adjustments for institutional products      (34)    (196)
Other adjustments                                            (37)     135
                                                         -------  -------
Balance, end of year                                     $41,669  $46,458
                                                         =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.54 billion and $6.94 billion of equity, fixed income and balanced mutual funds and $837 million and $1.09 billion of money market mutual funds as of December 31, 2011 and 2010, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              DECEMBER 31,
                                                                           -------------------
                                                                             2011      2010
($ IN MILLIONS)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   6,372 $   8,029
   Net amount at risk /(1)/                                                $   1,502 $   1,402
   Average attained age of contractholders                                  66 years  66 years
At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,489 $   1,945
   Net amount at risk /(2)/                                                $     574 $     580
   Weighted average waiting period until annuitization options available      1 year   2 years
For cumulative periodic withdrawals
   Separate account value                                                  $     587 $     735
   Net amount at risk /(3)/                                                $      27 $      21
Accumulation at specified dates
   Separate account value                                                  $     906 $   1,100
   Net amount at risk /(4)/                                                $      78 $      64
   Weighted average waiting period until guarantee date                      6 years   7 years

--------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees:

                                                                      LIABILITY FOR
                                       LIABILITY FOR                   GUARANTEES
                                         GUARANTEES     LIABILITY FOR  RELATED TO
                                      RELATED TO DEATH   GUARANTEES   ACCUMULATION
                                        BENEFITS AND     RELATED TO        AND
                                     INTEREST-SENSITIVE    INCOME      WITHDRAWAL
                                       LIFE PRODUCTS      BENEFITS      BENEFITS    TOTAL
($ IN MILLIONS)                      ------------------ ------------- ------------- -----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
   Less reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Net balance as of December 31, 2010          143              17             1       161
Incurred guaranteed benefits                  30              (1)            1        30
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 30              (1)            1        30
Net balance as of December 31, 2011          173              16             2       191
   Plus reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Balance, December 31, 2011 /(2)/            $289            $191          $164      $644
                                            ====            ====          ====      ====
Balance, December 31, 2009 /(3)/            $155            $287          $108      $550
   Less reinsurance recoverables             109             268           107       484
                                            ----            ----          ----      ----
Net balance as of December 31, 2009           46              19             1        66
Incurred guaranteed benefits                  97              (2)           --        95
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 97              (2)           --        95
Net balance as of December 31, 2010          143              17             1       161
   Plus reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
                                            ====            ====          ====      ====

--------
/(1)/ Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
/(2)/ Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
/(3)/ Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

9. REINSURANCE

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

PERIOD                                                        RETENTION LIMITS
------                            -------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
                                  Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.68 billion and $1.63 billion as of December 31, 2011 and 2010, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In addition, as of December 31, 2011 and 2010 the Company had reinsurance recoverables of $165 million and $170 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2011, the gross life insurance in force was $526.28 billion of which $221.37 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2011    2010    2009
($ IN MILLIONS)                                                ------  ------  ------
Direct                                                         $2,229  $2,230  $2,215
Assumed
   Affiliate                                                      113     107     102
   Non-affiliate                                                   20      22      22
Ceded-non-affiliate                                              (730)   (776)   (806)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,632  $1,583  $1,533
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                    2011    2010    2009
($ IN MILLIONS)                                    ------  ------  ------
Direct                                             $2,036  $2,075  $1,915
Assumed
   Affiliate                                           78      72      66
   Non-affiliate                                       19      22      22
Ceded-non-affiliate                                  (631)   (673)   (601)
                                                   ------  ------  ------
       Contract benefits, net of reinsurance       $1,502  $1,496  $1,402
                                                   ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                                            2011    2010    2009
($ IN MILLIONS)                                                            ------  ------  ------
Direct                                                                     $1,614  $1,774  $2,085
Assumed
   Affiliate                                                                   10      10      11
   Non-affiliate                                                               11      12      12
Ceded-non-affiliate                                                           (27)    (32)    (32)
                                                                           ------  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $1,608  $1,764  $2,076
                                                                           ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                           2011   2010
($ IN MILLIONS)           ------ ------
Annuities                 $1,827 $1,785
Life insurance             1,595  1,564
Long-term care insurance     949    840
Other                         86     88
                          ------ ------
   Total                  $4,457 $4,277
                          ====== ======

   As of December 31, 2011 and 2010, approximately 94% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                                                                     2011    2010     2009
($ IN MILLIONS)                                                                                     ------  ------  -------
Balance, beginning of year                                                                          $2,982  $3,664  $ 6,701
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized
  impact /(1)/                                                                                          --      --     (176)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized
  capital gains and losses /(2)/                                                                        --      --      176
Acquisition costs deferred                                                                             318     383      403
Amortization charged to income                                                                        (513)   (272)    (888)
Effect of unrealized gains and losses                                                                 (199)   (793)  (2,552)
                                                                                                    ------  ------  -------
Balance, end of year                                                                                $2,588  $2,982  $ 3,664
                                                                                                    ======  ======  =======

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                                                                              2011  2010   2009
($ IN MILLIONS)                                                                                               ----  ----  -----
Balance, beginning of year                                                                                    $ 86  $195  $ 453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact /(1)/    --    --    (35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital
  gains and losses /(2)/                                                                                        --    --     35
Sales inducements deferred                                                                                       7    14     28
Amortization charged to income                                                                                 (23)  (27)  (129)
Effect of unrealized gains and losses                                                                          (29)  (96)  (157)
                                                                                                              ----  ----  -----
Balance, end of year                                                                                          $ 41  $ 86  $ 195
                                                                                                              ====  ====  =====

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2011 and 2010, the liability balance included in other liabilities and accrued expenses was $41 million and $26 million, respectively. The related premium tax offsets included in other assets were $34 million and $25 million as of December 31, 2011 and 2010, respectively.

   Executive Life Insurance Company of New York ("ELNY") has been under the jurisdiction of the New York Liquidation Bureau (the "Bureau") as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a public hearing on the proposed plan is scheduled for March 15, 2012. The current publicly available estimated shortfall from the Bureau is $1.57 billion. If the proposed plan of liquidation is accepted by the court, the Company will have exposure to future guaranty fund assessments. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $500 million, of which approximately $40 million has been used. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

   In 2011, the Company accrued its estimated aggregate exposure of $10 million, net of state related taxes and federal income tax, which includes $16 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on an approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

GUARANTEES

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $28 million as of December 31, 2011. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2011.

REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

12.INCOME TAXES

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the

Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                          2011    2010
($ IN MILLIONS)                         -------  -----
DEFERRED ASSETS
Difference in tax bases of investments  $   146  $ 104
Life and annuity reserves                    --    154
Deferred reinsurance gain                    14     17
Other assets                                 11     20
                                        -------  -----
   Total deferred assets                    171    295
DEFERRED LIABILITIES
DAC                                        (580)  (623)
Unrealized net capital gains               (420)  (285)
Life and annuity reserves                   (56)    --
Other liabilities                           (86)   (30)
                                        -------  -----
   Total deferred liabilities            (1,142)  (938)
                                        -------  -----
       Net deferred liability           $  (971) $(643)
                                        =======  =====

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2011 or 2010.

   The components of income tax expense (benefit) for the years ended December 31 are as follows:

                                    2011  2010   2009
($ IN MILLIONS)                     ---- -----  -----
Current                             $ 29 $(199) $(426)
Deferred                             192   161    314
                                    ---- -----  -----
Total income tax expense (benefit)  $221 $ (38) $(112)
                                    ==== =====  =====

   Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new other-than-temporary impairment accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new other-than-temporary impairment accounting guidance.

   The Company paid income taxes of $72 million in 2011 and received refunds of $629 million and $515 million in 2010 and 2009, respectively. The Company had a current income tax receivable of $53 million and $10 million as of December 31, 2011 and 2010, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2011   2010    2009
                                                       ----  -----   -----
Statutory federal income tax rate - expense (benefit)  35.0% (35.0)% (35.0)%
Dividends received deduction                           (1.3) (16.8)   (1.6)
Tax credits                                            (1.4)  (2.8)   (0.4)
State income taxes                                      0.3   (2.7)   (0.2)
Other                                                  (0.1)  (0.3)   (0.6)
Valuation allowance                                      --     --    20.8
                                                       ----  -----   -----
   Effective income tax rate - expense (benefit)       32.5% (57.6)% (17.0)%
                                                       ====  =====   =====

13.CAPITAL STRUCTURE

DEBT OUTSTANDING

   All of the Company's outstanding debt as of December 31, 2011 and 2010 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $97 million, $16 million and $14 million of interest on debt in 2011, 2010 and 2009, respectively.

14.STATUTORY FINANCIAL INFORMATION

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net loss of ALIC and its insurance subsidiaries was $(83) million, $(456) million and $(929) million in 2011, 2010 and 2009, respectively. Statutory capital and surplus was $3.46 billion and $3.34 billion as of December 31, 2011 and 2010, respectively.

   There were no permitted practices utilized as of December 31, 2011 or 2010.

DIVIDENDS

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2011. During 2012, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2011, ALIC's unassigned funds reflected a deficit position of $514 million.

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $22 million, $32 million and $14 million in 2011, 2010 and 2009, respectively.

   The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). The credit allocated to the Company was $1 million in 2011 and the cost allocated to the Company was $1 million and $2 million for postretirement benefits other than pension plans in 2010 and 2009, respectively.

   AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $8 million in 2011, 2010 and 2009, respectively.

16.OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                2011                  2010                    2009
($ IN MILLIONS)                                          ------------------  ---------------------  -----------------------
                                                         PRE-         AFTER-  PRE-          AFTER-   PRE-            AFTER-
                                                         TAX    TAX    TAX    TAX     TAX    TAX     TAX      TAX     TAX
                                                         ----  -----  ------ ------  -----  ------  ------  -------  ------
Unrealized net holding gains arising during the period,
  net of related offsets                                 $964  $(338)  $626  $1,625  $(569) $1,056  $2,570  $  (896) $1,674
Less: reclassification adjustment of realized capital
  gains and losses                                        579   (203)   376    (349)   122    (227)   (346)     121    (225)
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Unrealized net capital gains and losses                   385   (135)   250   1,974   (691)  1,283   2,916   (1,017)  1,899
Unrealized foreign currency translation adjustments        (2)     1     (1)     --     --      --      --       --      --
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Other comprehensive income                               $383  $(134)  $249  $1,974  $(691) $1,283  $2,916  $(1,017) $1,899
                                                         ====  =====   ====  ======  =====  ======  ======  =======  ======

17.QUARTERLY RESULTS (UNAUDITED)

                   FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
($ IN MILLIONS)    ------------- -------------- ------------- --------------
                    2011   2010   2011    2010   2011   2010   2011    2010
                   ------  ----  ------  -----  ------ ------ ------  ------
Revenues           $1,125  $945  $1,141  $ 750  $1,279 $1,046 $1,114  $1,089
Net income (loss)      87   (18)    137   (127)    150     60     86      57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, IL 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2011 and 2010, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2011. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2012

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011

                                                                                               AMOUNT AT
                                                                             COST/            WHICH SHOWN
                                                                           AMORTIZED  FAIR      IN THE
                                                                             COST     VALUE  BALANCE SHEET
($ IN MILLIONS)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $ 2,502  $ 2,743    $ 2,743
       States, municipalities and political subdivisions                      4,380    4,692      4,692
       Foreign governments                                                      927    1,068      1,068
       Public utilities                                                       5,912    6,531      6,531
       Convertibles and bonds with warrants attached                            681      539        539
       All other corporate bonds                                             21,903   23,334     23,334
   Asset-backed securities                                                    2,345    2,108      2,108
   Residential mortgage-backed securities                                     2,954    2,714      2,714
   Commercial mortgage-backed securities                                      1,862    1,683      1,683
   Redeemable preferred stocks                                                   15       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                43,481  $45,428     45,428
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          --  $    --         --
       Banks, trusts and insurance companies                                     --       --         --
       Industrial, miscellaneous and all other                                  125      162        162
   Non-redeemable preferred stocks                                               18       17         17
                                                                            -------  -------    -------
       Total equity securities                                                  143  $   179        179
                                                                                     =======
Mortgage loans on real estate                                                 6,546  $ 6,739      6,546
                                                                                     =======
Real estate acquired in satisfaction of debt                                     67                  67
Policy loans                                                                    833                 833
Derivative instruments                                                          171  $   166        166
                                                                                     =======
Limited partnership interests                                                 1,612               1,612
Other long-term investments                                                     853                 853
Short-term investments                                                          593  $   593        593
                                                                            -------  =======    -------
       Total investments                                                    $54,299             $56,277
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  PERCENTAGE
                                                 CEDED TO      ASSUMED            OF AMOUNT
                                      GROSS       OTHER       FROM OTHER   NET     ASSUMED
                                      AMOUNT  COMPANIES /(1)/ COMPANIES   AMOUNT    TO NET
($ IN MILLIONS)                      -------- --------------  ---------- -------- ----------
YEAR ENDED DECEMBER 31, 2011
Life insurance in force              $504,176    $221,372      $22,108   $304,912     7.3%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,072    $    610      $    72   $  1,534     4.7%
   Accident-health insurance              157         120           61         98    62.2%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,229    $    730      $   133   $  1,632     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2010
Life insurance in force              $507,645    $237,626      $22,879   $292,898     7.8%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,063    $    647      $    71   $  1,487     4.8%
   Accident-health insurance              167         129           58         96    60.4%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,230    $    776      $   129   $  1,583     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2009
Life insurance in force              $509,750    $251,894      $22,849   $280,705     8.1%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,039    $    669      $    71   $  1,441     4.9%
   Accident-health insurance              176         137           53         92    57.6%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,215    $    806      $   124   $  1,533     8.1%
                                     ========    ========      =======   ========

--------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                 ADDITIONS
                                                             ------------------
                                                             CHARGED
                                                  BALANCE AT TO COSTS                       BALANCE
                                                  BEGINNING    AND      OTHER               AT END
($ IN MILLIONS)                                   OF PERIOD  EXPENSES ADDITIONS DEDUCTIONS OF PERIOD
DESCRIPTION                                       ---------- -------- --------- ---------- ---------
YEAR ENDED DECEMBER 31, 2011
Allowance for estimated losses on mortgage loans     $84       $ 33      $--      $  54       $63
YEAR ENDED DECEMBER 31, 2010
Allowance for estimated losses on mortgage loans     $94       $ 65      $--      $  75       $84
YEAR ENDED DECEMBER 31, 2009
Allowance for deferred tax assets                    $ 9       $137      $--      $(146)      $--
Allowance for estimated losses on mortgage loans       3         96       --          5        94

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the financial statements of the underlying sub-account, ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2)     Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j)  Form of Enhanced Beneficiary Protection Rider A--Annual Increase
        (Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(n)  Form of Retirement Income Guarantee Rider 1 (Advisor,
        Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(x)  Form of TrueReturn Accumulation Benefit Rider (for all
        Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated
        December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File
        No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14,
        2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(l)  Form of Application for Allstate Advisor Variable Annuity Contracts
        (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File
        No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance
        Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated
        September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(9)(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102934 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99)(a) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas J. Wilson and Matthew E. Winter. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-102934 and 811-09327) filed on April 14, 2010).

(99)(b) Powers of attorney for Robert K. Becker, Mark A. Green and Joseph P. Lacher, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 (File Nos. 333-141909 and 811-09327) filed on August 3, 2010.

(99)(c) Powers of attorney for Anurag Chandra and Steven E. Shebik. (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-102934 and 811-09327) filed on April 14, 2011.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Robert K. Becker                        Director and Senior Vice President

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jess E. Merten                          Senior Vice President

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Bill Borst                              Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Angela K. Fontana                       Vice President and Chief Compliance
                                        Officer

Maribel V. Gerstner                     Vice President

Keith A. Hauschildt                     Vice President

Atif J. Ijaz                            Vice President

J. Wayne Kullman                        Vice President

P. John Rugel                           Vice President

Mary C. Springberg                      Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 22, 2012 (File #001-11840).

27. NUMBER OF CONTRACT OWNERS

   (a). Allstate Variable Annuity Contract: As of February 29, 2012, there were 6,137 contracts.

   (b). Allstate Variable Annuity-L Share Contract: As of February 29, 2012, there were 3,376 contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated), principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A

See disclosure related to Morgan Stanley & Co. below.

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business Address*
of Each Such Person                   Positions and Offices with Underwriter
------------------------------------  ----------------------------------------------------------------

Robert K. Becker                      Manager and Chairman of the Board

Lisa J. Flanary                       Manager and President

Susan L. Lees                         Manager and Assistant Secretary

Timothy N. Vander Pas                 Manager

Richard Eells                         Senior Vice President

Stanley G. Shelley                    Senior Vice President

Mark Sutton                           Senior Vice President

Richard C. Crist Jr.                  Vice President and Chief Privacy Officer

Sarah R. Donahue                      Vice President

Maribel V. Gerstner                   Vice President

D. Scott Harper                       Vice President and Assistant Treasurer

Jeffrey J. McRae                      Vice President and Assistant Treasurer

Allen R. Reed                         Vice President General Counsel and Secretary

Mario Rizzo                           Vice President and Assistant Treasurer

William D. Webb                       Vice President and Treasurer

Dana Goldstein                        Chief Compliance Officer

Mary J. McGinn                        Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

The directors and officers of Morgan Stanley Co. LLC, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                  Title
 ----                                  ---------------------------------------
 Thomas Columba Keller                 Co-Chairman, Co-President, Co-CEO and
                                       Director
 Paul J. Taubman                       Co-Chairman, Co-President, Co-CEO and
                                       Director
 Karen C. Jamesley                     Director
 Amy Kim                               Director
 Ji-Yeun Lee                           Director
 Joseph R. D'Auria                     Controller; Acting Chief Financial
                                       Officer
 John H. Faulkner                      General Counsel
 Jeanne E. Greeley O'Regan             Secretary
 Graeme McEvoy                         Chief Operations Officer
 Pavlos Papageorgiou                   Assistant Treasurer
 Daniel B. Park                        Assistant Treasurer
 Rose-Anne N. Richter                  Acting Chief Compliance Officer
 David S. Russo                        Treasurer

The principal business address of each of the above-named individuals is as follows:

(1) 1585 Broadway, New York, NY 10036

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)                                  (2)              (3)           (4)         (5)
                               Net Underwriting
                                Discounts and   Compensation on  Brokerage
Name of Principal Underwriter    Commissions      Redemption    Commissions Compensation
-----------------------------  ---------------- --------------- ----------- ------------
  Allstate Distributors.......       N/A              N/A       $0              N/A
  Morgan Stanley & Co. LLC....       N/A              N/A       $12,059,297     N/A

THE CONTRACT

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley & Co. Incorporated, is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of April, 2012.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 18th day of April, 2012.


*/DON CIVGIN         Director, President and Chief Executive Officer
-------------------- (Principal Executive Officer)
Don Civgin

*/JOHN C. PINTOZZI   Director, Senior Vice President and Chief Financial
-------------------- Officer
John C. Pintozzi     (Principal Financial Officer)

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/ROBERT K. BECKER   Director and Senior Vice President
--------------------
Robert K. Becker

*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/ANURAG CHANDRA     Director and Executive Vice President
--------------------
Anurag Chandra

*/JUDITH P. GREFFIN  Director, Executive Vice President and Chief
-------------------- Investment Officer
Judith P. Greffin

/s/ SUSAN L. LEES    Director, Senior Vice President, General Counsel and
-------------------- Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Senior Group Vice President and Controller
-------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK   Director
--------------------
Steven E. Shebik

*/MATTHEW E. WINTER  Director
--------------------
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 Exhibit Index

Exhibit No. Exhibit
----------- -------
    10      Consent of Independent Registered Public Accounting Firm.